UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 10/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LGCAX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$9,425	$10,000	$10,000
1/31/2017	$9,463	$10,050	$10,049
2/28/2017	$9,632	$10,336	$10,331
3/31/2017	$9,717	$10,469	$10,457
4/30/2017	$9,934	$10,637	$10,620
5/31/2017	$10,160	$10,882	$10,855
6/30/2017	$10,170	$10,936	$10,904
7/31/2017	$10,434	$11,245	$11,209
8/31/2017	$10,518	$11,294	$11,252
9/30/2017	$10,688	$11,516	$11,469
10/31/2017	$10,914	$11,758	$11,707
11/30/2017	$11,140	$11,991	$11,934
12/31/2017	$11,239	$12,188	$12,126
1/31/2018	$11,986	$12,879	$12,811
2/28/2018	$11,498	$12,343	$12,272
3/31/2018	$11,398	$12,086	$12,010
4/30/2018	$11,458	$12,208	$12,125
5/31/2018	$11,468	$12,234	$12,140
6/30/2018	$11,368	$12,172	$12,074
7/31/2018	$11,647	$12,543	$12,438
8/31/2018	$11,807	$12,648	$12,536
9/30/2018	$11,876	$12,708	$12,591
10/31/2018	$10,890	$11,758	$11,647
11/30/2018	$11,000	$11,936	$11,817
12/31/2018	$10,175	$11,100	$10,985
1/31/2019	$10,992	$11,980	$11,852
2/28/2019	$11,338	$12,306	$12,169
3/31/2019	$11,485	$12,468	$12,322
4/30/2019	$11,820	$12,896	$12,738
5/31/2019	$11,097	$12,142	$11,983
6/30/2019	$11,768	$12,942	$12,767
7/31/2019	$11,768	$12,985	$12,805
8/31/2019	$11,537	$12,683	$12,501
9/30/2019	$11,757	$12,955	$12,764
10/31/2019	$12,071	$13,313	$13,113
11/30/2019	$12,417	$13,644	$13,433
12/31/2019	$12,843	$14,130	$13,906
1/31/2020	$12,663	$13,977	$13,753
2/29/2020	$11,900	$12,854	$12,642
3/31/2020	$10,045	$11,126	$10,935
4/30/2020	$11,137	$12,324	$12,107
5/31/2020	$11,709	$12,867	$12,633
6/30/2020	$12,239	$13,284	$13,037
7/31/2020	$12,981	$13,992	$13,726
8/31/2020	$13,701	$14,854	$14,567
9/30/2020	$13,362	$14,380	$14,097
10/31/2020	$13,341	$14,034	$13,754
11/30/2020	$15,057	$15,769	$15,449
12/31/2020	$15,870	$16,507	$16,167
1/31/2021	$15,659	$16,436	$16,093
2/28/2021	$16,459	$16,822	$16,466
3/31/2021	$16,615	$17,280	$16,906
4/30/2021	$17,493	$18,043	$17,645
5/31/2021	$17,737	$18,333	$17,920
6/30/2021	$17,837	$18,581	$18,156
7/31/2021	$17,826	$18,714	$18,281
8/31/2021	$18,282	$19,188	$18,738
9/30/2021	$17,337	$18,404	$17,965
10/31/2021	$18,460	$19,348	$18,881
11/30/2021	$18,026	$18,888	$18,427
12/31/2021	$18,712	$19,650	$19,164
1/31/2022	$17,599	$18,688	$18,223
2/28/2022	$17,017	$18,211	$17,752
3/31/2022	$17,392	$18,616	$18,137
4/30/2022	$15,904	$17,133	$16,685
5/31/2022	$15,930	$17,165	$16,705
6/30/2022	$14,675	$15,725	$15,296
7/31/2022	$15,813	$16,829	$16,364
8/31/2022	$15,231	$16,216	$15,762
9/30/2022	$14,002	$14,671	$14,253
10/31/2022	$14,713	$15,560	$15,113
11/30/2022	$15,878	$16,774	$16,285
12/31/2022	$15,152	$16,120	$15,645
1/31/2023	$16,285	$17,280	$16,766
2/28/2023	$15,712	$16,791	$16,285
3/31/2023	$16,181	$17,320	$16,787
4/30/2023	$16,351	$17,577	$17,029
5/31/2023	$16,090	$17,401	$16,846
6/30/2023	$17,054	$18,419	$17,825
7/31/2023	$17,784	$19,099	$18,477
8/31/2023	$17,289	$18,573	$17,961
9/30/2023	$16,507	$17,812	$17,218
10/31/2023	$16,181	$17,280	$16,700
11/30/2023	$17,797	$18,883	$18,242
12/31/2023	$18,669	$19,797	$19,118
1/31/2024	$19,037	$19,917	$19,230
2/29/2024	$19,996	$20,779	$20,055
3/31/2024	$20,679	$21,443	$20,685
4/30/2024	$19,786	$20,745	$20,002
5/31/2024	$20,876	$21,601	$20,815
6/30/2024	$21,152	$22,089	$21,278
7/31/2024	$21,533	$22,452	$21,622
8/31/2024	$21,875	$23,030	$22,171
9/30/2024	$22,085	$23,573	$22,686
10/31/2024	$21,783	$23,052	$22,177
11/30/2024	$22,466	$23,922	$23,006
12/31/2024	$21,950	$23,363	$22,461
1/31/2025	$22,729	$24,153	$23,216
2/28/2025	$22,333	$24,014	$23,076
3/31/2025	$21,541	$23,078	$22,164
4/30/2025	$22,135	$23,304	$22,371
5/31/2025	$23,810	$24,659	$23,656
6/30/2025	$24,945	$25,776	$24,718
7/31/2025	$24,997	$26,133	$25,054
8/31/2025	$25,710	$26,790	$25,673
9/30/2025	$26,171	$27,771	$26,603
10/31/2025	$26,488	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class A at NAV	21.60%	14.70%	12.48%
Class A with sales charge	14.62%	13.35%	11.73%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LGCAX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8810-A

12/25

Class C

LGCCX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 20.71%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,210	$10,336	$10,331
3/31/2017	$10,300	$10,469	$10,457
4/30/2017	$10,520	$10,637	$10,620
5/31/2017	$10,750	$10,882	$10,855
6/30/2017	$10,760	$10,936	$10,904
7/31/2017	$11,030	$11,245	$11,209
8/31/2017	$11,110	$11,294	$11,252
9/30/2017	$11,280	$11,516	$11,469
10/31/2017	$11,520	$11,758	$11,707
11/30/2017	$11,740	$11,991	$11,934
12/31/2017	$11,840	$12,188	$12,126
1/31/2018	$12,620	$12,879	$12,811
2/28/2018	$12,093	$12,343	$12,272
3/31/2018	$11,987	$12,086	$12,010
4/30/2018	$12,050	$12,208	$12,125
5/31/2018	$12,050	$12,234	$12,140
6/30/2018	$11,934	$12,172	$12,074
7/31/2018	$12,219	$12,543	$12,438
8/31/2018	$12,377	$12,648	$12,536
9/30/2018	$12,440	$12,708	$12,591
10/31/2018	$11,397	$11,758	$11,647
11/30/2018	$11,502	$11,936	$11,817
12/31/2018	$10,637	$11,100	$10,985
1/31/2019	$11,496	$11,980	$11,852
2/28/2019	$11,837	$12,306	$12,169
3/31/2019	$11,991	$12,468	$12,322
4/30/2019	$12,332	$12,896	$12,738
5/31/2019	$11,573	$12,142	$11,983
6/30/2019	$12,255	$12,942	$12,767
7/31/2019	$12,255	$12,985	$12,805
8/31/2019	$12,013	$12,683	$12,501
9/30/2019	$12,222	$12,955	$12,764
10/31/2019	$12,542	$13,313	$13,113
11/30/2019	$12,894	$13,644	$13,433
12/31/2019	$13,334	$14,130	$13,906
1/31/2020	$13,135	$13,977	$13,753
2/29/2020	$12,340	$12,854	$12,642
3/31/2020	$10,406	$11,126	$10,935
4/30/2020	$11,533	$12,324	$12,107
5/31/2020	$12,119	$12,867	$12,633
6/30/2020	$12,660	$13,284	$13,037
7/31/2020	$13,411	$13,992	$13,726
8/31/2020	$14,151	$14,854	$14,567
9/30/2020	$13,798	$14,380	$14,097
10/31/2020	$13,765	$14,034	$13,754
11/30/2020	$15,521	$15,769	$15,449
12/31/2020	$16,350	$16,507	$16,167
1/31/2021	$16,131	$16,436	$16,093
2/28/2021	$16,937	$16,822	$16,466
3/31/2021	$17,087	$17,280	$16,906
4/30/2021	$17,985	$18,043	$17,645
5/31/2021	$18,215	$18,333	$17,920
6/30/2021	$18,308	$18,581	$18,156
7/31/2021	$18,285	$18,714	$18,281
8/31/2021	$18,745	$19,188	$18,738
9/30/2021	$17,766	$18,404	$17,965
10/31/2021	$18,895	$19,348	$18,881
11/30/2021	$18,457	$18,888	$18,427
12/31/2021	$19,136	$19,650	$19,164
1/31/2022	$17,990	$18,688	$18,223
2/28/2022	$17,377	$18,211	$17,752
3/31/2022	$17,750	$18,616	$18,137
4/30/2022	$16,217	$17,133	$16,685
5/31/2022	$16,244	$17,165	$16,705
6/30/2022	$14,951	$15,725	$15,296
7/31/2022	$16,097	$16,829	$16,364
8/31/2022	$15,498	$16,216	$15,762
9/30/2022	$14,232	$14,671	$14,253
10/31/2022	$14,951	$15,560	$15,113
11/30/2022	$16,124	$16,774	$16,285
12/31/2022	$15,364	$16,120	$15,645
1/31/2023	$16,510	$17,280	$16,766
2/28/2023	$15,924	$16,791	$16,285
3/31/2023	$16,391	$17,320	$16,787
4/30/2023	$16,550	$17,577	$17,029
5/31/2023	$16,271	$17,401	$16,846
6/30/2023	$17,230	$18,419	$17,825
7/31/2023	$17,963	$19,099	$18,477
8/31/2023	$17,457	$18,573	$17,961
9/30/2023	$16,657	$17,812	$17,218
10/31/2023	$16,311	$17,280	$16,700
11/30/2023	$17,936	$18,883	$18,242
12/31/2023	$18,803	$19,797	$19,118
1/31/2024	$19,163	$19,917	$19,230
2/29/2024	$20,112	$20,779	$20,055
3/31/2024	$20,779	$21,443	$20,685
4/30/2024	$19,871	$20,745	$20,002
5/31/2024	$20,953	$21,601	$20,815
6/30/2024	$21,220	$22,089	$21,278
7/31/2024	$21,594	$22,452	$21,622
8/31/2024	$21,914	$23,030	$22,171
9/30/2024	$22,115	$23,573	$22,686
10/31/2024	$21,794	$23,052	$22,177
11/30/2024	$22,475	$23,922	$23,006
12/31/2024	$21,928	$23,363	$22,461
1/31/2025	$22,702	$24,153	$23,216
2/28/2025	$22,302	$24,014	$23,076
3/31/2025	$21,487	$23,078	$22,164
4/30/2025	$22,061	$23,304	$22,371
5/31/2025	$23,717	$24,659	$23,656
6/30/2025	$24,839	$25,776	$24,718
7/31/2025	$24,879	$26,133	$25,054
8/31/2025	$25,560	$26,790	$25,673
9/30/2025	$26,001	$27,771	$26,603
10/31/2025	$26,308	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class C at NAV	20.71%	13.83%	11.64%
Class C with sales charge	19.71%	13.83%	11.64%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LGCCX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8811-C

12/25

Class F

LGCFX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.75%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.69%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,800	$10,936	$10,904
7/31/2017	$11,080	$11,245	$11,209
8/31/2017	$11,170	$11,294	$11,252
9/30/2017	$11,350	$11,516	$11,469
10/31/2017	$11,600	$11,758	$11,707
11/30/2017	$11,830	$11,991	$11,934
12/31/2017	$11,949	$12,188	$12,126
1/31/2018	$12,742	$12,879	$12,811
2/28/2018	$12,213	$12,343	$12,272
3/31/2018	$12,118	$12,086	$12,010
4/30/2018	$12,181	$12,208	$12,125
5/31/2018	$12,192	$12,234	$12,140
6/30/2018	$12,086	$12,172	$12,074
7/31/2018	$12,382	$12,543	$12,438
8/31/2018	$12,562	$12,648	$12,536
9/30/2018	$12,636	$12,708	$12,591
10/31/2018	$11,578	$11,758	$11,647
11/30/2018	$11,695	$11,936	$11,817
12/31/2018	$10,832	$11,100	$10,985
1/31/2019	$11,701	$11,980	$11,852
2/28/2019	$12,069	$12,306	$12,169
3/31/2019	$12,225	$12,468	$12,322
4/30/2019	$12,592	$12,896	$12,738
5/31/2019	$11,812	$12,142	$11,983
6/30/2019	$12,525	$12,942	$12,767
7/31/2019	$12,525	$12,985	$12,805
8/31/2019	$12,291	$12,683	$12,501
9/30/2019	$12,525	$12,955	$12,764
10/31/2019	$12,860	$13,313	$13,113
11/30/2019	$13,227	$13,644	$13,433
12/31/2019	$13,698	$14,130	$13,906
1/31/2020	$13,495	$13,977	$13,753
2/29/2020	$12,694	$12,854	$12,642
3/31/2020	$10,708	$11,126	$10,935
4/30/2020	$11,881	$12,324	$12,107
5/31/2020	$12,491	$12,867	$12,633
6/30/2020	$13,055	$13,284	$13,037
7/31/2020	$13,845	$13,992	$13,726
8/31/2020	$14,623	$14,854	$14,567
9/30/2020	$14,262	$14,380	$14,097
10/31/2020	$14,240	$14,034	$13,754
11/30/2020	$16,068	$15,769	$15,449
12/31/2020	$16,937	$16,507	$16,167
1/31/2021	$16,724	$16,436	$16,093
2/28/2021	$17,577	$16,822	$16,466
3/31/2021	$17,743	$17,280	$16,906
4/30/2021	$18,691	$18,043	$17,645
5/31/2021	$18,952	$18,333	$17,920
6/30/2021	$19,058	$18,581	$18,156
7/31/2021	$19,047	$18,714	$18,281
8/31/2021	$19,544	$19,188	$18,738
9/30/2021	$18,537	$18,404	$17,965
10/31/2021	$19,734	$19,348	$18,881
11/30/2021	$19,284	$18,888	$18,427
12/31/2021	$20,004	$19,650	$19,164
1/31/2022	$18,816	$18,688	$18,223
2/28/2022	$18,195	$18,211	$17,752
3/31/2022	$18,595	$18,616	$18,137
4/30/2022	$17,006	$17,133	$16,685
5/31/2022	$17,034	$17,165	$16,705
6/30/2022	$15,694	$15,725	$15,296
7/31/2022	$16,924	$16,829	$16,364
8/31/2022	$16,302	$16,216	$15,762
9/30/2022	$14,976	$14,671	$14,253
10/31/2022	$15,735	$15,560	$15,113
11/30/2022	$16,993	$16,774	$16,285
12/31/2022	$16,207	$16,120	$15,645
1/31/2023	$17,432	$17,280	$16,766
2/28/2023	$16,819	$16,791	$16,285
3/31/2023	$17,321	$17,320	$16,787
4/30/2023	$17,502	$17,577	$17,029
5/31/2023	$17,223	$17,401	$16,846
6/30/2023	$18,254	$18,419	$17,825
7/31/2023	$19,047	$19,099	$18,477
8/31/2023	$18,532	$18,573	$17,961
9/30/2023	$17,683	$17,812	$17,218
10/31/2023	$17,335	$17,280	$16,700
11/30/2023	$19,075	$18,883	$18,242
12/31/2023	$20,014	$19,797	$19,118
1/31/2024	$20,407	$19,917	$19,230
2/29/2024	$21,447	$20,779	$20,055
3/31/2024	$22,164	$21,443	$20,685
4/30/2024	$21,223	$20,745	$20,002
5/31/2024	$22,389	$21,601	$20,815
6/30/2024	$22,698	$22,089	$21,278
7/31/2024	$23,092	$22,452	$21,622
8/31/2024	$23,457	$23,030	$22,171
9/30/2024	$23,696	$23,573	$22,686
10/31/2024	$23,373	$23,052	$22,177
11/30/2024	$24,118	$23,922	$23,006
12/31/2024	$23,554	$23,363	$22,461
1/31/2025	$24,402	$24,153	$23,216
2/28/2025	$23,978	$24,014	$23,076
3/31/2025	$23,116	$23,078	$22,164
4/30/2025	$23,766	$23,304	$22,371
5/31/2025	$25,546	$24,659	$23,656
6/30/2025	$26,775	$25,776	$24,718
7/31/2025	$26,832	$26,133	$25,054
8/31/2025	$27,595	$26,790	$25,673
9/30/2025	$28,089	$27,771	$26,603
10/31/2025	$28,443	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class F at NAV	21.69%	14.84%	12.64%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGCFX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8812-F

12/25

Class F3

LGCOX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$57	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.14%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI ACWI GR USD	MSCI ACWI Net Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,272	$10,169	$10,165
5/31/2017	$10,506	$10,403	$10,389
6/30/2017	$10,516	$10,454	$10,437
7/31/2017	$10,798	$10,750	$10,728
8/31/2017	$10,875	$10,797	$10,769
9/30/2017	$11,051	$11,009	$10,977
10/31/2017	$11,294	$11,240	$11,205
11/30/2017	$11,527	$11,463	$11,422
12/31/2017	$11,635	$11,652	$11,606
1/31/2018	$12,418	$12,312	$12,261
2/28/2018	$11,913	$11,799	$11,746
3/31/2018	$11,810	$11,554	$11,495
4/30/2018	$11,882	$11,671	$11,604
5/31/2018	$11,892	$11,695	$11,619
6/30/2018	$11,789	$11,637	$11,556
7/31/2018	$12,078	$11,991	$11,904
8/31/2018	$12,253	$12,091	$11,998
9/30/2018	$12,325	$12,148	$12,050
10/31/2018	$11,295	$11,241	$11,147
11/30/2018	$11,418	$11,410	$11,310
12/31/2018	$10,563	$10,611	$10,513
1/31/2019	$11,421	$11,453	$11,344
2/28/2019	$11,780	$11,764	$11,647
3/31/2019	$11,932	$11,919	$11,793
4/30/2019	$12,290	$12,328	$12,192
5/31/2019	$11,541	$11,607	$11,469
6/30/2019	$12,236	$12,372	$12,220
7/31/2019	$12,236	$12,413	$12,255
8/31/2019	$12,008	$12,124	$11,965
9/30/2019	$12,225	$12,385	$12,216
10/31/2019	$12,562	$12,727	$12,551
11/30/2019	$12,921	$13,043	$12,857
12/31/2019	$13,376	$13,508	$13,310
1/31/2020	$13,189	$13,362	$13,163
2/29/2020	$12,395	$12,288	$12,100
3/31/2020	$10,467	$10,636	$10,466
4/30/2020	$11,613	$11,781	$11,587
5/31/2020	$12,208	$12,301	$12,091
6/30/2020	$12,759	$12,699	$12,477
7/31/2020	$13,530	$13,376	$13,138
8/31/2020	$14,290	$14,200	$13,942
9/30/2020	$13,938	$13,747	$13,492
10/31/2020	$13,916	$13,416	$13,164
11/30/2020	$15,712	$15,075	$14,787
12/31/2020	$16,571	$15,780	$15,473
1/31/2021	$16,350	$15,712	$15,403
2/28/2021	$17,196	$16,081	$15,760
3/31/2021	$17,370	$16,519	$16,181
4/30/2021	$18,286	$17,248	$16,888
5/31/2021	$18,552	$17,526	$17,151
6/30/2021	$18,656	$17,763	$17,377
7/31/2021	$18,645	$17,890	$17,497
8/31/2021	$19,131	$18,344	$17,935
9/30/2021	$18,158	$17,594	$17,194
10/31/2021	$19,328	$18,496	$18,071
11/30/2021	$18,888	$18,056	$17,636
12/31/2021	$19,586	$18,785	$18,342
1/31/2022	$18,423	$17,865	$17,441
2/28/2022	$17,814	$17,409	$16,990
3/31/2022	$18,220	$17,797	$17,358
4/30/2022	$16,664	$16,379	$15,969
5/31/2022	$16,705	$16,410	$15,988
6/30/2022	$15,379	$15,033	$14,640
7/31/2022	$16,583	$16,088	$15,662
8/31/2022	$15,974	$15,502	$15,086
9/30/2022	$14,689	$14,025	$13,642
10/31/2022	$15,433	$14,875	$14,465
11/30/2022	$16,664	$16,035	$15,587
12/31/2022	$15,902	$15,411	$14,973
1/31/2023	$17,104	$16,519	$16,047
2/28/2023	$16,503	$16,051	$15,587
3/31/2023	$17,008	$16,558	$16,067
4/30/2023	$17,186	$16,803	$16,298
5/31/2023	$16,912	$16,635	$16,124
6/30/2023	$17,923	$17,609	$17,060
7/31/2023	$18,716	$18,258	$17,684
8/31/2023	$18,197	$17,756	$17,190
9/30/2023	$17,377	$17,028	$16,479
10/31/2023	$17,035	$16,519	$15,984
11/30/2023	$18,743	$18,052	$17,459
12/31/2023	$19,667	$18,925	$18,298
1/31/2024	$20,067	$19,040	$18,405
2/29/2024	$21,075	$19,865	$19,195
3/31/2024	$21,794	$20,499	$19,798
4/30/2024	$20,868	$19,832	$19,144
5/31/2024	$22,014	$20,650	$19,922
6/30/2024	$22,318	$21,117	$20,365
7/31/2024	$22,733	$21,463	$20,694
8/31/2024	$23,092	$22,016	$21,220
9/30/2024	$23,327	$22,536	$21,712
10/31/2024	$23,009	$22,037	$21,225
11/30/2024	$23,755	$22,869	$22,019
12/31/2024	$23,212	$22,335	$21,498
1/31/2025	$24,046	$23,090	$22,220
2/28/2025	$23,642	$22,957	$22,086
3/31/2025	$22,809	$22,062	$21,213
4/30/2025	$23,434	$22,278	$21,411
5/31/2025	$25,213	$23,573	$22,642
6/30/2025	$26,436	$24,642	$23,658
7/31/2025	$26,506	$24,982	$23,979
8/31/2025	$27,256	$25,610	$24,571
9/30/2025	$27,757	$26,548	$25,462
10/31/2025	$28,104	$27,147	$26,031

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	22.14%	15.09%	12.81%
MSCI ACWI GR USD	23.19%	15.14%	12.35%
MSCI ACWI Net Index	22.64%	14.61%	11.80%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LGCOX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8994-F3

12/25

Class I

LGCYX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.87%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,810	$10,936	$10,904
7/31/2017	$11,090	$11,245	$11,209
8/31/2017	$11,170	$11,294	$11,252
9/30/2017	$11,360	$11,516	$11,469
10/31/2017	$11,610	$11,758	$11,707
11/30/2017	$11,840	$11,991	$11,934
12/31/2017	$11,959	$12,188	$12,126
1/31/2018	$12,753	$12,879	$12,811
2/28/2018	$12,234	$12,343	$12,272
3/31/2018	$12,128	$12,086	$12,010
4/30/2018	$12,203	$12,208	$12,125
5/31/2018	$12,213	$12,234	$12,140
6/30/2018	$12,107	$12,172	$12,074
7/31/2018	$12,404	$12,543	$12,438
8/31/2018	$12,584	$12,648	$12,536
9/30/2018	$12,658	$12,708	$12,591
10/31/2018	$11,599	$11,758	$11,647
11/30/2018	$11,726	$11,936	$11,817
12/31/2018	$10,842	$11,100	$10,985
1/31/2019	$11,724	$11,980	$11,852
2/28/2019	$12,093	$12,306	$12,169
3/31/2019	$12,260	$12,468	$12,322
4/30/2019	$12,617	$12,896	$12,738
5/31/2019	$11,847	$12,142	$11,983
6/30/2019	$12,562	$12,942	$12,767
7/31/2019	$12,562	$12,985	$12,805
8/31/2019	$12,327	$12,683	$12,501
9/30/2019	$12,562	$12,955	$12,764
10/31/2019	$12,897	$13,313	$13,113
11/30/2019	$13,265	$13,644	$13,433
12/31/2019	$13,739	$14,130	$13,906
1/31/2020	$13,535	$13,977	$13,753
2/29/2020	$12,732	$12,854	$12,642
3/31/2020	$10,751	$11,126	$10,935
4/30/2020	$11,917	$12,324	$12,107
5/31/2020	$12,528	$12,867	$12,633
6/30/2020	$13,094	$13,284	$13,037
7/31/2020	$13,898	$13,992	$13,726
8/31/2020	$14,667	$14,854	$14,567
9/30/2020	$14,305	$14,380	$14,097
10/31/2020	$14,282	$14,034	$13,754
11/30/2020	$16,127	$15,769	$15,449
12/31/2020	$17,002	$16,507	$16,167
1/31/2021	$16,788	$16,436	$16,093
2/28/2021	$17,644	$16,822	$16,466
3/31/2021	$17,823	$17,280	$16,906
4/30/2021	$18,774	$18,043	$17,645
5/31/2021	$19,036	$18,333	$17,920
6/30/2021	$19,143	$18,581	$18,156
7/31/2021	$19,131	$18,714	$18,281
8/31/2021	$19,631	$19,188	$18,738
9/30/2021	$18,620	$18,404	$17,965
10/31/2021	$19,821	$19,348	$18,881
11/30/2021	$19,369	$18,888	$18,427
12/31/2021	$20,098	$19,650	$19,164
1/31/2022	$18,905	$18,688	$18,223
2/28/2022	$18,280	$18,211	$17,752
3/31/2022	$18,683	$18,616	$18,137
4/30/2022	$17,086	$17,133	$16,685
5/31/2022	$17,128	$17,165	$16,705
6/30/2022	$15,782	$15,725	$15,296
7/31/2022	$17,003	$16,829	$16,364
8/31/2022	$16,378	$16,216	$15,762
9/30/2022	$15,060	$14,671	$14,253
10/31/2022	$15,823	$15,560	$15,113
11/30/2022	$17,086	$16,774	$16,285
12/31/2022	$16,298	$16,120	$15,645
1/31/2023	$17,531	$17,280	$16,766
2/28/2023	$16,915	$16,791	$16,285
3/31/2023	$17,419	$17,320	$16,787
4/30/2023	$17,615	$17,577	$17,029
5/31/2023	$17,321	$17,401	$16,846
6/30/2023	$18,372	$18,419	$17,825
7/31/2023	$19,171	$19,099	$18,477
8/31/2023	$18,638	$18,573	$17,961
9/30/2023	$17,798	$17,812	$17,218
10/31/2023	$17,447	$17,280	$16,700
11/30/2023	$19,199	$18,883	$18,242
12/31/2023	$20,140	$19,797	$19,118
1/31/2024	$20,551	$19,917	$19,230
2/29/2024	$21,585	$20,779	$20,055
3/31/2024	$22,322	$21,443	$20,685
4/30/2024	$21,373	$20,745	$20,002
5/31/2024	$22,548	$21,601	$20,815
6/30/2024	$22,860	$22,089	$21,278
7/31/2024	$23,270	$22,452	$21,622
8/31/2024	$23,639	$23,030	$22,171
9/30/2024	$23,865	$23,573	$22,686
10/31/2024	$23,554	$23,052	$22,177
11/30/2024	$24,290	$23,922	$23,006
12/31/2024	$23,731	$23,363	$22,461
1/31/2025	$24,587	$24,153	$23,216
2/28/2025	$24,173	$24,014	$23,076
3/31/2025	$23,304	$23,078	$22,164
4/30/2025	$23,960	$23,304	$22,371
5/31/2025	$25,770	$24,659	$23,656
6/30/2025	$27,010	$25,776	$24,718
7/31/2025	$27,081	$26,133	$25,054
8/31/2025	$27,851	$26,790	$25,673
9/30/2025	$28,350	$27,771	$26,603
10/31/2025	$28,706	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class I at NAV	21.87%	14.98%	12.76%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LGCYX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8813-I

12/25

Class R3

LGCRX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.31%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,210	$10,336	$10,331
3/31/2017	$10,310	$10,469	$10,457
4/30/2017	$10,540	$10,637	$10,620
5/31/2017	$10,770	$10,882	$10,855
6/30/2017	$10,780	$10,936	$10,904
7/31/2017	$11,060	$11,245	$11,209
8/31/2017	$11,140	$11,294	$11,252
9/30/2017	$11,320	$11,516	$11,469
10/31/2017	$11,560	$11,758	$11,707
11/30/2017	$11,790	$11,991	$11,934
12/31/2017	$11,896	$12,188	$12,126
1/31/2018	$12,687	$12,879	$12,811
2/28/2018	$12,159	$12,343	$12,272
3/31/2018	$12,064	$12,086	$12,010
4/30/2018	$12,128	$12,208	$12,125
5/31/2018	$12,128	$12,234	$12,140
6/30/2018	$12,022	$12,172	$12,074
7/31/2018	$12,307	$12,543	$12,438
8/31/2018	$12,476	$12,648	$12,536
9/30/2018	$12,549	$12,708	$12,591
10/31/2018	$11,495	$11,758	$11,647
11/30/2018	$11,611	$11,936	$11,817
12/31/2018	$10,740	$11,100	$10,985
1/31/2019	$11,606	$11,980	$11,852
2/28/2019	$11,962	$12,306	$12,169
3/31/2019	$12,117	$12,468	$12,322
4/30/2019	$12,473	$12,896	$12,738
5/31/2019	$11,706	$12,142	$11,983
6/30/2019	$12,406	$12,942	$12,767
7/31/2019	$12,406	$12,985	$12,805
8/31/2019	$12,162	$12,683	$12,501
9/30/2019	$12,384	$12,955	$12,764
10/31/2019	$12,717	$13,313	$13,113
11/30/2019	$13,072	$13,644	$13,433
12/31/2019	$13,528	$14,130	$13,906
1/31/2020	$13,337	$13,977	$13,753
2/29/2020	$12,530	$12,854	$12,642
3/31/2020	$10,580	$11,126	$10,935
4/30/2020	$11,723	$12,324	$12,107
5/31/2020	$12,317	$12,867	$12,633
6/30/2020	$12,878	$13,284	$13,037
7/31/2020	$13,651	$13,992	$13,726
8/31/2020	$14,402	$14,854	$14,567
9/30/2020	$14,043	$14,380	$14,097
10/31/2020	$14,021	$14,034	$13,754
11/30/2020	$15,814	$15,769	$15,449
12/31/2020	$16,675	$16,507	$16,167
1/31/2021	$16,452	$16,436	$16,093
2/28/2021	$17,285	$16,822	$16,466
3/31/2021	$17,426	$17,280	$16,906
4/30/2021	$18,342	$18,043	$17,645
5/31/2021	$18,588	$18,333	$17,920
6/30/2021	$18,694	$18,581	$18,156
7/31/2021	$18,670	$18,714	$18,281
8/31/2021	$19,151	$19,188	$18,738
9/30/2021	$18,166	$18,404	$17,965
10/31/2021	$19,327	$19,348	$18,881
11/30/2021	$18,881	$18,888	$18,427
12/31/2021	$19,588	$19,650	$19,164
1/31/2022	$18,414	$18,688	$18,223
2/28/2022	$17,800	$18,211	$17,752
3/31/2022	$18,196	$18,616	$18,137
4/30/2022	$16,626	$17,133	$16,685
5/31/2022	$16,667	$17,165	$16,705
6/30/2022	$15,343	$15,725	$15,296
7/31/2022	$16,530	$16,829	$16,364
8/31/2022	$15,916	$16,216	$15,762
9/30/2022	$14,619	$14,671	$14,253
10/31/2022	$15,370	$15,560	$15,113
11/30/2022	$16,585	$16,774	$16,285
12/31/2022	$15,815	$16,120	$15,645
1/31/2023	$16,993	$17,280	$16,766
2/28/2023	$16,404	$16,791	$16,285
3/31/2023	$16,883	$17,320	$16,787
4/30/2023	$17,061	$17,577	$17,029
5/31/2023	$16,773	$17,401	$16,846
6/30/2023	$17,773	$18,419	$17,825
7/31/2023	$18,540	$19,099	$18,477
8/31/2023	$18,020	$18,573	$17,961
9/30/2023	$17,198	$17,812	$17,218
10/31/2023	$16,856	$17,280	$16,700
11/30/2023	$18,540	$18,883	$18,242
12/31/2023	$19,438	$19,797	$19,118
1/31/2024	$19,824	$19,917	$19,230
2/29/2024	$20,816	$20,779	$20,055
3/31/2024	$21,518	$21,443	$20,685
4/30/2024	$20,595	$20,745	$20,002
5/31/2024	$21,711	$21,601	$20,815
6/30/2024	$22,001	$22,089	$21,278
7/31/2024	$22,386	$22,452	$21,622
8/31/2024	$22,731	$23,030	$22,171
9/30/2024	$22,951	$23,573	$22,686
10/31/2024	$22,634	$23,052	$22,177
11/30/2024	$23,351	$23,922	$23,006
12/31/2024	$22,795	$23,363	$22,461
1/31/2025	$23,609	$24,153	$23,216
2/28/2025	$23,195	$24,014	$23,076
3/31/2025	$22,367	$23,078	$22,164
4/30/2025	$22,974	$23,304	$22,371
5/31/2025	$24,699	$24,659	$23,656
6/30/2025	$25,886	$25,776	$24,718
7/31/2025	$25,927	$26,133	$25,054
8/31/2025	$26,658	$26,790	$25,673
9/30/2025	$27,127	$27,771	$26,603
10/31/2025	$27,459	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R3 at NAV	21.31%	14.39%	12.19%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LGCRX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8815-R3

12/25

Class R4

LGCSX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,310	$10,469	$10,457
4/30/2017	$10,540	$10,637	$10,620
5/31/2017	$10,780	$10,882	$10,855
6/30/2017	$10,790	$10,936	$10,904
7/31/2017	$11,070	$11,245	$11,209
8/31/2017	$11,150	$11,294	$11,252
9/30/2017	$11,330	$11,516	$11,469
10/31/2017	$11,580	$11,758	$11,707
11/30/2017	$11,810	$11,991	$11,934
12/31/2017	$11,922	$12,188	$12,126
1/31/2018	$12,715	$12,879	$12,811
2/28/2018	$12,197	$12,343	$12,272
3/31/2018	$12,091	$12,086	$12,010
4/30/2018	$12,165	$12,208	$12,125
5/31/2018	$12,165	$12,234	$12,140
6/30/2018	$12,059	$12,172	$12,074
7/31/2018	$12,355	$12,543	$12,438
8/31/2018	$12,524	$12,648	$12,536
9/30/2018	$12,598	$12,708	$12,591
10/31/2018	$11,552	$11,758	$11,647
11/30/2018	$11,668	$11,936	$11,817
12/31/2018	$10,800	$11,100	$10,985
1/31/2019	$11,666	$11,980	$11,852
2/28/2019	$12,022	$12,306	$12,169
3/31/2019	$12,188	$12,468	$12,322
4/30/2019	$12,544	$12,896	$12,738
5/31/2019	$11,777	$12,142	$11,983
6/30/2019	$12,477	$12,942	$12,767
7/31/2019	$12,477	$12,985	$12,805
8/31/2019	$12,244	$12,683	$12,501
9/30/2019	$12,466	$12,955	$12,764
10/31/2019	$12,811	$13,313	$13,113
11/30/2019	$13,166	$13,644	$13,433
12/31/2019	$13,629	$14,130	$13,906
1/31/2020	$13,438	$13,977	$13,753
2/29/2020	$12,629	$12,854	$12,642
3/31/2020	$10,663	$11,126	$10,935
4/30/2020	$11,820	$12,324	$12,107
5/31/2020	$12,427	$12,867	$12,633
6/30/2020	$12,989	$13,284	$13,037
7/31/2020	$13,764	$13,992	$13,726
8/31/2020	$14,539	$14,854	$14,567
9/30/2020	$14,180	$14,380	$14,097
10/31/2020	$14,157	$14,034	$13,754
11/30/2020	$15,966	$15,769	$15,449
12/31/2020	$16,834	$16,507	$16,167
1/31/2021	$16,621	$16,436	$16,093
2/28/2021	$17,458	$16,822	$16,466
3/31/2021	$17,635	$17,280	$16,906
4/30/2021	$18,566	$18,043	$17,645
5/31/2021	$18,826	$18,333	$17,920
6/30/2021	$18,932	$18,581	$18,156
7/31/2021	$18,920	$18,714	$18,281
8/31/2021	$19,403	$19,188	$18,738
9/30/2021	$18,401	$18,404	$17,965
10/31/2021	$19,592	$19,348	$18,881
11/30/2021	$19,132	$18,888	$18,427
12/31/2021	$19,840	$19,650	$19,164
1/31/2022	$18,660	$18,688	$18,223
2/28/2022	$18,043	$18,211	$17,752
3/31/2022	$18,441	$18,616	$18,137
4/30/2022	$16,863	$17,133	$16,685
5/31/2022	$16,890	$17,165	$16,705
6/30/2022	$15,559	$15,725	$15,296
7/31/2022	$16,767	$16,829	$16,364
8/31/2022	$16,149	$16,216	$15,762
9/30/2022	$14,846	$14,671	$14,253
10/31/2022	$15,600	$15,560	$15,113
11/30/2022	$16,835	$16,774	$16,285
12/31/2022	$16,064	$16,120	$15,645
1/31/2023	$17,267	$17,280	$16,766
2/28/2023	$16,659	$16,791	$16,285
3/31/2023	$17,156	$17,320	$16,787
4/30/2023	$17,336	$17,577	$17,029
5/31/2023	$17,046	$17,401	$16,846
6/30/2023	$18,069	$18,419	$17,825
7/31/2023	$18,857	$19,099	$18,477
8/31/2023	$18,331	$18,573	$17,961
9/30/2023	$17,502	$17,812	$17,218
10/31/2023	$17,156	$17,280	$16,700
11/30/2023	$18,871	$18,883	$18,242
12/31/2023	$19,797	$19,797	$19,118
1/31/2024	$20,184	$19,917	$19,230
2/29/2024	$21,207	$20,779	$20,055
3/31/2024	$21,912	$21,443	$20,685
4/30/2024	$20,986	$20,745	$20,002
5/31/2024	$22,133	$21,601	$20,815
6/30/2024	$22,424	$22,089	$21,278
7/31/2024	$22,824	$22,452	$21,622
8/31/2024	$23,184	$23,030	$22,171
9/30/2024	$23,405	$23,573	$22,686
10/31/2024	$23,087	$23,052	$22,177
11/30/2024	$23,820	$23,922	$23,006
12/31/2024	$23,275	$23,363	$22,461
1/31/2025	$24,093	$24,153	$23,216
2/28/2025	$23,677	$24,014	$23,076
3/31/2025	$22,830	$23,078	$22,164
4/30/2025	$23,469	$23,304	$22,371
5/31/2025	$25,245	$24,659	$23,656
6/30/2025	$26,453	$25,776	$24,718
7/31/2025	$26,508	$26,133	$25,054
8/31/2025	$27,258	$26,790	$25,673
9/30/2025	$27,744	$27,771	$26,603
10/31/2025	$28,090	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R4 at NAV	21.67%	14.69%	12.48%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LGCSX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8816-R4

12/25

Class R5

LGCVX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.92%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,810	$10,936	$10,904
7/31/2017	$11,090	$11,245	$11,209
8/31/2017	$11,170	$11,294	$11,252
9/30/2017	$11,360	$11,516	$11,469
10/31/2017	$11,610	$11,758	$11,707
11/30/2017	$11,840	$11,991	$11,934
12/31/2017	$11,959	$12,188	$12,126
1/31/2018	$12,753	$12,879	$12,811
2/28/2018	$12,234	$12,343	$12,272
3/31/2018	$12,139	$12,086	$12,010
4/30/2018	$12,202	$12,208	$12,125
5/31/2018	$12,213	$12,234	$12,140
6/30/2018	$12,107	$12,172	$12,074
7/31/2018	$12,404	$12,543	$12,438
8/31/2018	$12,584	$12,648	$12,536
9/30/2018	$12,658	$12,708	$12,591
10/31/2018	$11,599	$11,758	$11,647
11/30/2018	$11,726	$11,936	$11,817
12/31/2018	$10,853	$11,100	$10,985
1/31/2019	$11,724	$11,980	$11,852
2/28/2019	$12,093	$12,306	$12,169
3/31/2019	$12,260	$12,468	$12,322
4/30/2019	$12,617	$12,896	$12,738
5/31/2019	$11,847	$12,142	$11,983
6/30/2019	$12,561	$12,942	$12,767
7/31/2019	$12,561	$12,985	$12,805
8/31/2019	$12,327	$12,683	$12,501
9/30/2019	$12,561	$12,955	$12,764
10/31/2019	$12,896	$13,313	$13,113
11/30/2019	$13,265	$13,644	$13,433
12/31/2019	$13,728	$14,130	$13,906
1/31/2020	$13,536	$13,977	$13,753
2/29/2020	$12,732	$12,854	$12,642
3/31/2020	$10,740	$11,126	$10,935
4/30/2020	$11,917	$12,324	$12,107
5/31/2020	$12,529	$12,867	$12,633
6/30/2020	$13,094	$13,284	$13,037
7/31/2020	$13,898	$13,992	$13,726
8/31/2020	$14,668	$14,854	$14,567
9/30/2020	$14,305	$14,380	$14,097
10/31/2020	$14,283	$14,034	$13,754
11/30/2020	$16,127	$15,769	$15,449
12/31/2020	$17,001	$16,507	$16,167
1/31/2021	$16,787	$16,436	$16,093
2/28/2021	$17,644	$16,822	$16,466
3/31/2021	$17,822	$17,280	$16,906
4/30/2021	$18,774	$18,043	$17,645
5/31/2021	$19,036	$18,333	$17,920
6/30/2021	$19,143	$18,581	$18,156
7/31/2021	$19,131	$18,714	$18,281
8/31/2021	$19,631	$19,188	$18,738
9/30/2021	$18,619	$18,404	$17,965
10/31/2021	$19,821	$19,348	$18,881
11/30/2021	$19,369	$18,888	$18,427
12/31/2021	$20,098	$19,650	$19,164
1/31/2022	$18,904	$18,688	$18,223
2/28/2022	$18,280	$18,211	$17,752
3/31/2022	$18,682	$18,616	$18,137
4/30/2022	$17,086	$17,133	$16,685
5/31/2022	$17,128	$17,165	$16,705
6/30/2022	$15,781	$15,725	$15,296
7/31/2022	$17,003	$16,829	$16,364
8/31/2022	$16,378	$16,216	$15,762
9/30/2022	$15,060	$14,671	$14,253
10/31/2022	$15,823	$15,560	$15,113
11/30/2022	$17,086	$16,774	$16,285
12/31/2022	$16,305	$16,120	$15,645
1/31/2023	$17,524	$17,280	$16,766
2/28/2023	$16,922	$16,791	$16,285
3/31/2023	$17,426	$17,320	$16,787
4/30/2023	$17,608	$17,577	$17,029
5/31/2023	$17,328	$17,401	$16,846
6/30/2023	$18,379	$18,419	$17,825
7/31/2023	$19,177	$19,099	$18,477
8/31/2023	$18,645	$18,573	$17,961
9/30/2023	$17,804	$17,812	$17,218
10/31/2023	$17,454	$17,280	$16,700
11/30/2023	$19,205	$18,883	$18,242
12/31/2023	$20,142	$19,797	$19,118
1/31/2024	$20,553	$19,917	$19,230
2/29/2024	$21,586	$20,779	$20,055
3/31/2024	$22,322	$21,443	$20,685
4/30/2024	$21,374	$20,745	$20,002
5/31/2024	$22,549	$21,601	$20,815
6/30/2024	$22,860	$22,089	$21,278
7/31/2024	$23,271	$22,452	$21,622
8/31/2024	$23,639	$23,030	$22,171
9/30/2024	$23,865	$23,573	$22,686
10/31/2024	$23,554	$23,052	$22,177
11/30/2024	$24,304	$23,922	$23,006
12/31/2024	$23,744	$23,363	$22,461
1/31/2025	$24,599	$24,153	$23,216
2/28/2025	$24,172	$24,014	$23,076
3/31/2025	$23,317	$23,078	$22,164
4/30/2025	$23,958	$23,304	$22,371
5/31/2025	$25,781	$24,659	$23,656
6/30/2025	$27,021	$25,776	$24,718
7/31/2025	$27,077	$26,133	$25,054
8/31/2025	$27,861	$26,790	$25,673
9/30/2025	$28,359	$27,771	$26,603
10/31/2025	$28,716	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R5 at NAV	21.92%	14.99%	12.76%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LGCVX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8817-R5

12/25

Class R6

LGCWX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.52%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.06%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 23.19% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI GR USD. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation Imperial Brands PLC.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Salesforce, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI ACWI GR USD	MSCI ACWI Net Index
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,050	$10,049
2/28/2017	$10,220	$10,336	$10,331
3/31/2017	$10,320	$10,469	$10,457
4/30/2017	$10,550	$10,637	$10,620
5/31/2017	$10,790	$10,882	$10,855
6/30/2017	$10,810	$10,936	$10,904
7/31/2017	$11,090	$11,245	$11,209
8/31/2017	$11,180	$11,294	$11,252
9/30/2017	$11,360	$11,516	$11,469
10/31/2017	$11,610	$11,758	$11,707
11/30/2017	$11,850	$11,991	$11,934
12/31/2017	$11,960	$12,188	$12,126
1/31/2018	$12,766	$12,879	$12,811
2/28/2018	$12,236	$12,343	$12,272
3/31/2018	$12,141	$12,086	$12,010
4/30/2018	$12,204	$12,208	$12,125
5/31/2018	$12,215	$12,234	$12,140
6/30/2018	$12,109	$12,172	$12,074
7/31/2018	$12,405	$12,543	$12,438
8/31/2018	$12,585	$12,648	$12,536
9/30/2018	$12,660	$12,708	$12,591
10/31/2018	$11,611	$11,758	$11,647
11/30/2018	$11,727	$11,936	$11,817
12/31/2018	$10,858	$11,100	$10,985
1/31/2019	$11,730	$11,980	$11,852
2/28/2019	$12,098	$12,306	$12,169
3/31/2019	$12,266	$12,468	$12,322
4/30/2019	$12,623	$12,896	$12,738
5/31/2019	$11,852	$12,142	$11,983
6/30/2019	$12,567	$12,942	$12,767
7/31/2019	$12,567	$12,985	$12,805
8/31/2019	$12,333	$12,683	$12,501
9/30/2019	$12,567	$12,955	$12,764
10/31/2019	$12,903	$13,313	$13,113
11/30/2019	$13,282	$13,644	$13,433
12/31/2019	$13,750	$14,130	$13,906
1/31/2020	$13,546	$13,977	$13,753
2/29/2020	$12,742	$12,854	$12,642
3/31/2020	$10,760	$11,126	$10,935
4/30/2020	$11,927	$12,324	$12,107
5/31/2020	$12,538	$12,867	$12,633
6/30/2020	$13,116	$13,284	$13,037
7/31/2020	$13,909	$13,992	$13,726
8/31/2020	$14,690	$14,854	$14,567
9/30/2020	$14,328	$14,380	$14,097
10/31/2020	$14,305	$14,034	$13,754
11/30/2020	$16,152	$15,769	$15,449
12/31/2020	$17,023	$16,507	$16,167
1/31/2021	$16,809	$16,436	$16,093
2/28/2021	$17,666	$16,822	$16,466
3/31/2021	$17,845	$17,280	$16,906
4/30/2021	$18,798	$18,043	$17,645
5/31/2021	$19,060	$18,333	$17,920
6/30/2021	$19,167	$18,581	$18,156
7/31/2021	$19,167	$18,714	$18,281
8/31/2021	$19,656	$19,188	$18,738
9/30/2021	$18,655	$18,404	$17,965
10/31/2021	$19,858	$19,348	$18,881
11/30/2021	$19,406	$18,888	$18,427
12/31/2021	$20,135	$19,650	$19,164
1/31/2022	$18,953	$18,688	$18,223
2/28/2022	$18,313	$18,211	$17,752
3/31/2022	$18,730	$18,616	$18,137
4/30/2022	$17,131	$17,133	$16,685
5/31/2022	$17,173	$17,165	$16,705
6/30/2022	$15,810	$15,725	$15,296
7/31/2022	$17,048	$16,829	$16,364
8/31/2022	$16,422	$16,216	$15,762
9/30/2022	$15,101	$14,671	$14,253
10/31/2022	$15,866	$15,560	$15,113
11/30/2022	$17,131	$16,774	$16,285
12/31/2022	$16,347	$16,120	$15,645
1/31/2023	$17,583	$17,280	$16,766
2/28/2023	$16,979	$16,791	$16,285
3/31/2023	$17,485	$17,320	$16,787
4/30/2023	$17,667	$17,577	$17,029
5/31/2023	$17,387	$17,401	$16,846
6/30/2023	$18,440	$18,419	$17,825
7/31/2023	$19,240	$19,099	$18,477
8/31/2023	$18,707	$18,573	$17,961
9/30/2023	$17,864	$17,812	$17,218
10/31/2023	$17,513	$17,280	$16,700
11/30/2023	$19,283	$18,883	$18,242
12/31/2023	$20,218	$19,797	$19,118
1/31/2024	$20,630	$19,917	$19,230
2/29/2024	$21,680	$20,779	$20,055
3/31/2024	$22,419	$21,443	$20,685
4/30/2024	$21,453	$20,745	$20,002
5/31/2024	$22,646	$21,601	$20,815
6/30/2024	$22,958	$22,089	$21,278
7/31/2024	$23,370	$22,452	$21,622
8/31/2024	$23,753	$23,030	$22,171
9/30/2024	$23,980	$23,573	$22,686
10/31/2024	$23,668	$23,052	$22,177
11/30/2024	$24,421	$23,922	$23,006
12/31/2024	$23,859	$23,363	$22,461
1/31/2025	$24,716	$24,153	$23,216
2/28/2025	$24,302	$24,014	$23,076
3/31/2025	$23,445	$23,078	$22,164
4/30/2025	$24,088	$23,304	$22,371
5/31/2025	$25,931	$24,659	$23,656
6/30/2025	$27,174	$25,776	$24,718
7/31/2025	$27,245	$26,133	$25,054
8/31/2025	$28,017	$26,790	$25,673
9/30/2025	$28,531	$27,771	$26,603
10/31/2025	$28,888	$28,397	$27,198

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R6 at NAV	22.06%	15.09%	12.84%
MSCI ACWI GR USD	23.19%	15.14%	12.62%
MSCI ACWI Net Index	22.64%	14.61%	12.07%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$336,009,232
# of Portfolio Holdings	89
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$603,752

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.93%
Consumer Discretionary	15.67%
Consumer Staples	3.48%
Energy	2.04%
Financials	15.05%
Health Care	7.89%
Industrials	15.69%
Information Technology	27.00%
Materials	0.48%
Real Estate	0.60%
Utilities	1.19%
Repurchase Agreements	1.98%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGCWX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8818-R6

12/25

Class A

LICAX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.30%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$9,426	$10,000	$10,000	$10,000
11/30/2015	$9,292	$9,793	$9,795	$9,844
12/31/2015	$9,160	$9,609	$9,613	$9,712
1/31/2016	$8,722	$8,955	$8,961	$9,009
2/29/2016	$8,435	$8,853	$8,861	$8,844
3/31/2016	$8,896	$9,573	$9,588	$9,420
4/30/2016	$8,941	$9,825	$9,849	$9,693
5/31/2016	$8,986	$9,659	$9,692	$9,605
6/30/2016	$8,631	$9,511	$9,549	$9,282
7/31/2016	$9,107	$9,981	$10,024	$9,753
8/31/2016	$9,153	$10,045	$10,089	$9,760
9/30/2016	$9,243	$10,168	$10,218	$9,879
10/31/2016	$9,092	$10,022	$10,072	$9,677
11/30/2016	$8,737	$9,791	$9,840	$9,485
12/31/2016	$8,992	$10,041	$10,095	$9,809
1/31/2017	$9,239	$10,396	$10,454	$10,093
2/28/2017	$9,286	$10,562	$10,622	$10,238
3/31/2017	$9,510	$10,830	$10,901	$10,520
4/30/2017	$9,788	$11,062	$11,141	$10,787
5/31/2017	$10,020	$11,421	$11,514	$11,183
6/30/2017	$10,020	$11,456	$11,555	$11,163
7/31/2017	$10,398	$11,879	$11,984	$11,485
8/31/2017	$10,483	$11,941	$12,049	$11,481
9/30/2017	$10,761	$12,162	$12,277	$11,767
10/31/2017	$10,893	$12,391	$12,509	$11,945
11/30/2017	$11,101	$12,492	$12,613	$12,071
12/31/2017	$11,250	$12,771	$12,899	$12,265
1/31/2018	$11,857	$13,482	$13,618	$12,880
2/28/2018	$11,195	$12,847	$12,978	$12,298
3/31/2018	$11,132	$12,620	$12,760	$12,077
4/30/2018	$11,187	$12,821	$12,974	$12,352
5/31/2018	$10,911	$12,525	$12,688	$12,075
6/30/2018	$10,565	$12,290	$12,454	$11,927
7/31/2018	$10,706	$12,584	$12,756	$12,221
8/31/2018	$10,612	$12,321	$12,492	$11,985
9/30/2018	$10,596	$12,377	$12,554	$12,089
10/31/2018	$9,596	$11,370	$11,534	$11,127
11/30/2018	$9,611	$11,478	$11,645	$11,113
12/31/2018	$9,200	$10,958	$11,122	$10,573
1/31/2019	$9,764	$11,786	$11,964	$11,268
2/28/2019	$9,957	$12,016	$12,200	$11,555
3/31/2019	$10,077	$12,088	$12,283	$11,628
4/30/2019	$10,367	$12,407	$12,616	$11,955
5/31/2019	$9,836	$11,742	$11,953	$11,381
6/30/2019	$10,528	$12,448	$12,679	$12,056
7/31/2019	$10,279	$12,298	$12,529	$11,903
8/31/2019	$10,126	$11,918	$12,145	$11,595
9/30/2019	$10,263	$12,225	$12,463	$11,927
10/31/2019	$10,617	$12,651	$12,900	$12,356
11/30/2019	$10,705	$12,763	$13,016	$12,495
12/31/2019	$11,172	$13,316	$13,583	$12,901
1/31/2020	$10,804	$12,958	$13,220	$12,631
2/29/2020	$10,143	$11,933	$12,177	$11,490
3/31/2020	$8,730	$10,206	$10,423	$9,956
4/30/2020	$9,350	$10,979	$11,220	$10,599
5/31/2020	$9,702	$11,338	$11,593	$11,061
6/30/2020	$10,314	$11,850	$12,122	$11,437
7/31/2020	$10,861	$12,379	$12,668	$11,704
8/31/2020	$11,278	$12,909	$13,213	$12,306
9/30/2020	$11,131	$12,592	$12,893	$11,986
10/31/2020	$10,959	$12,321	$12,618	$11,507
11/30/2020	$12,282	$13,978	$14,317	$13,291
12/31/2020	$13,056	$14,734	$15,095	$13,909
1/31/2021	$12,966	$14,766	$15,130	$13,761
2/28/2021	$13,271	$15,058	$15,432	$14,070
3/31/2021	$13,420	$15,248	$15,638	$14,393
4/30/2021	$13,891	$15,698	$16,108	$14,826
5/31/2021	$14,427	$16,189	$16,623	$15,310
6/30/2021	$14,229	$16,083	$16,521	$15,137
7/31/2021	$14,361	$15,819	$16,253	$15,251
8/31/2021	$14,675	$16,119	$16,565	$15,520
9/30/2021	$14,089	$15,603	$16,045	$15,070
10/31/2021	$14,593	$15,975	$16,432	$15,441
11/30/2021	$13,981	$15,256	$15,694	$14,722
12/31/2021	$14,577	$15,887	$16,347	$15,476
1/31/2022	$13,868	$15,301	$15,746	$14,728
2/28/2022	$13,271	$14,998	$15,437	$14,468
3/31/2022	$13,187	$15,022	$15,475	$14,561
4/30/2022	$12,337	$14,079	$14,513	$13,619
5/31/2022	$12,431	$14,180	$14,632	$13,721
6/30/2022	$11,469	$12,960	$13,379	$12,448
7/31/2022	$11,889	$13,404	$13,842	$13,068
8/31/2022	$11,376	$12,973	$13,401	$12,447
9/30/2022	$10,368	$11,676	$12,068	$11,283
10/31/2022	$10,835	$12,025	$12,431	$11,889
11/30/2022	$12,179	$13,445	$13,900	$13,229
12/31/2022	$11,827	$13,344	$13,802	$13,239
1/31/2023	$12,817	$14,426	$14,924	$14,311
2/28/2023	$12,284	$13,920	$14,402	$14,013
3/31/2023	$12,627	$14,261	$14,768	$14,360
4/30/2023	$12,789	$14,508	$15,036	$14,765
5/31/2023	$12,351	$13,980	$14,504	$14,141
6/30/2023	$12,932	$14,608	$15,163	$14,784
7/31/2023	$13,179	$15,202	$15,784	$15,263
8/31/2023	$12,770	$14,515	$15,074	$14,678
9/30/2023	$12,227	$14,057	$14,605	$14,176
10/31/2023	$11,779	$13,477	$14,005	$13,602
11/30/2023	$12,741	$14,690	$15,268	$14,864
12/31/2023	$13,287	$15,428	$16,039	$15,654
1/31/2024	$13,364	$15,275	$15,882	$15,744
2/29/2024	$14,091	$15,661	$16,287	$16,032
3/31/2024	$14,712	$16,151	$16,811	$16,559
4/30/2024	$14,266	$15,861	$16,523	$16,135
5/31/2024	$14,896	$16,321	$17,018	$16,760
6/30/2024	$14,857	$16,306	$17,008	$16,490
7/31/2024	$15,119	$16,683	$17,407	$16,974
8/31/2024	$15,516	$17,158	$17,907	$17,525
9/30/2024	$15,700	$17,621	$18,397	$17,687
10/31/2024	$14,964	$16,756	$17,504	$16,725
11/30/2024	$14,954	$16,605	$17,348	$16,631
12/31/2024	$14,520	$16,282	$17,017	$16,252
1/31/2025	$15,237	$16,938	$17,705	$17,106
2/28/2025	$15,611	$17,173	$17,954	$17,438
3/31/2025	$15,571	$17,134	$17,929	$17,368
4/30/2025	$16,166	$17,753	$18,591	$18,163
5/31/2025	$16,954	$18,566	$19,462	$18,994
6/30/2025	$17,620	$19,196	$20,133	$19,413
7/31/2025	$17,317	$19,141	$20,082	$19,140
8/31/2025	$17,742	$19,805	$20,792	$19,956
9/30/2025	$18,257	$20,519	$21,549	$20,338
10/31/2025	$18,600	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	24.30%	11.16%	7.03%
Class A with sales charge	17.17%	9.85%	6.40%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LICAX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1418-A

12/25

Class C

LICCX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 23.36%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,855	$9,793	$9,795	$9,844
12/31/2015	$9,716	$9,609	$9,613	$9,712
1/31/2016	$9,239	$8,955	$8,961	$9,009
2/29/2016	$8,932	$8,853	$8,861	$8,844
3/31/2016	$9,409	$9,573	$9,588	$9,420
4/30/2016	$9,457	$9,825	$9,849	$9,693
5/31/2016	$9,498	$9,659	$9,692	$9,605
6/30/2016	$9,126	$9,511	$9,549	$9,282
7/31/2016	$9,619	$9,981	$10,024	$9,753
8/31/2016	$9,659	$10,045	$10,089	$9,760
9/30/2016	$9,748	$10,168	$10,218	$9,879
10/31/2016	$9,579	$10,022	$10,072	$9,677
11/30/2016	$9,207	$9,791	$9,840	$9,485
12/31/2016	$9,467	$10,041	$10,095	$9,809
1/31/2017	$9,721	$10,396	$10,454	$10,093
2/28/2017	$9,770	$10,562	$10,622	$10,238
3/31/2017	$9,992	$10,830	$10,901	$10,520
4/30/2017	$10,278	$11,062	$11,141	$10,787
5/31/2017	$10,516	$11,421	$11,514	$11,183
6/30/2017	$10,508	$11,456	$11,555	$11,163
7/31/2017	$10,901	$11,879	$11,984	$11,485
8/31/2017	$10,974	$11,941	$12,049	$11,481
9/30/2017	$11,261	$12,162	$12,277	$11,767
10/31/2017	$11,400	$12,391	$12,509	$11,945
11/30/2017	$11,605	$12,492	$12,613	$12,071
12/31/2017	$11,755	$12,771	$12,899	$12,265
1/31/2018	$12,385	$13,482	$13,618	$12,880
2/28/2018	$11,689	$12,847	$12,978	$12,298
3/31/2018	$11,614	$12,620	$12,760	$12,077
4/30/2018	$11,664	$12,821	$12,974	$12,352
5/31/2018	$11,366	$12,525	$12,688	$12,075
6/30/2018	$10,993	$12,290	$12,454	$11,927
7/31/2018	$11,134	$12,584	$12,756	$12,221
8/31/2018	$11,034	$12,321	$12,492	$11,985
9/30/2018	$11,009	$12,377	$12,554	$12,089
10/31/2018	$9,965	$11,370	$11,534	$11,127
11/30/2018	$9,973	$11,478	$11,645	$11,113
12/31/2018	$9,536	$10,958	$11,122	$10,573
1/31/2019	$10,121	$11,786	$11,964	$11,268
2/28/2019	$10,314	$12,016	$12,200	$11,555
3/31/2019	$10,431	$12,088	$12,283	$11,628
4/30/2019	$10,724	$12,407	$12,616	$11,955
5/31/2019	$10,171	$11,742	$11,953	$11,381
6/30/2019	$10,874	$12,448	$12,679	$12,056
7/31/2019	$10,615	$12,298	$12,529	$11,903
8/31/2019	$10,447	$11,918	$12,145	$11,595
9/30/2019	$10,581	$12,225	$12,463	$11,927
10/31/2019	$10,949	$12,651	$12,900	$12,356
11/30/2019	$11,025	$12,763	$13,016	$12,495
12/31/2019	$11,493	$13,316	$13,583	$12,901
1/31/2020	$11,114	$12,958	$13,220	$12,631
2/29/2020	$10,424	$11,933	$12,177	$11,490
3/31/2020	$8,967	$10,206	$10,423	$9,956
4/30/2020	$9,607	$10,979	$11,220	$10,599
5/31/2020	$9,952	$11,338	$11,593	$11,061
6/30/2020	$10,567	$11,850	$12,122	$11,437
7/31/2020	$11,123	$12,379	$12,668	$11,704
8/31/2020	$11,544	$12,909	$13,213	$12,306
9/30/2020	$11,384	$12,592	$12,893	$11,986
10/31/2020	$11,198	$12,321	$12,618	$11,507
11/30/2020	$12,554	$13,978	$14,317	$13,291
12/31/2020	$13,328	$14,734	$15,095	$13,909
1/31/2021	$13,226	$14,766	$15,130	$13,761
2/28/2021	$13,539	$15,058	$15,432	$14,070
3/31/2021	$13,682	$15,248	$15,638	$14,393
4/30/2021	$14,146	$15,698	$16,108	$14,826
5/31/2021	$14,687	$16,189	$16,623	$15,310
6/30/2021	$14,475	$16,083	$16,521	$15,137
7/31/2021	$14,594	$15,819	$16,253	$15,251
8/31/2021	$14,906	$16,119	$16,565	$15,520
9/30/2021	$14,307	$15,603	$16,045	$15,070
10/31/2021	$14,805	$15,975	$16,432	$15,441
11/30/2021	$14,180	$15,256	$15,694	$14,722
12/31/2021	$14,776	$15,887	$16,347	$15,476
1/31/2022	$14,048	$15,301	$15,746	$14,728
2/28/2022	$13,433	$14,998	$15,437	$14,468
3/31/2022	$13,338	$15,022	$15,475	$14,561
4/30/2022	$12,477	$14,079	$14,513	$13,619
5/31/2022	$12,563	$14,180	$14,632	$13,721
6/30/2022	$11,579	$12,960	$13,379	$12,448
7/31/2022	$11,995	$13,404	$13,842	$13,068
8/31/2022	$11,475	$12,973	$13,401	$12,447
9/30/2022	$10,453	$11,676	$12,068	$11,283
10/31/2022	$10,917	$12,025	$12,431	$11,889
11/30/2022	$12,260	$13,445	$13,900	$13,229
12/31/2022	$11,894	$13,344	$13,802	$13,239
1/31/2023	$12,889	$14,426	$14,924	$14,311
2/28/2023	$12,344	$13,920	$14,402	$14,013
3/31/2023	$12,679	$14,261	$14,768	$14,360
4/30/2023	$12,832	$14,508	$15,036	$14,765
5/31/2023	$12,382	$13,980	$14,504	$14,141
6/30/2023	$12,965	$14,608	$15,163	$14,784
7/31/2023	$13,204	$15,202	$15,784	$15,263
8/31/2023	$12,774	$14,515	$15,074	$14,678
9/30/2023	$12,220	$14,057	$14,605	$14,176
10/31/2023	$11,770	$13,477	$14,005	$13,602
11/30/2023	$12,726	$14,690	$15,268	$14,864
12/31/2023	$13,257	$15,428	$16,039	$15,654
1/31/2024	$13,334	$15,275	$15,882	$15,744
2/29/2024	$14,055	$15,661	$16,287	$16,032
3/31/2024	$14,660	$16,151	$16,811	$16,559
4/30/2024	$14,199	$15,861	$16,523	$16,135
5/31/2024	$14,823	$16,321	$17,018	$16,760
6/30/2024	$14,775	$16,306	$17,008	$16,490
7/31/2024	$15,025	$16,683	$17,407	$16,974
8/31/2024	$15,409	$17,158	$17,907	$17,525
9/30/2024	$15,582	$17,621	$18,397	$17,687
10/31/2024	$14,843	$16,756	$17,504	$16,725
11/30/2024	$14,823	$16,605	$17,348	$16,631
12/31/2024	$14,382	$16,282	$17,017	$16,252
1/31/2025	$15,086	$16,938	$17,705	$17,106
2/28/2025	$15,453	$17,173	$17,954	$17,438
3/31/2025	$15,404	$17,134	$17,929	$17,368
4/30/2025	$15,979	$17,753	$18,591	$18,163
5/31/2025	$16,743	$18,566	$19,462	$18,994
6/30/2025	$17,398	$19,196	$20,133	$19,413
7/31/2025	$17,080	$19,141	$20,082	$19,140
8/31/2025	$17,487	$19,805	$20,792	$19,956
9/30/2025	$17,993	$20,519	$21,549	$20,338
10/31/2025	$18,310	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	23.36%	10.33%	6.24%
Class C with sales charge	22.36%	10.33%	6.24%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LICCX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1420-C

12/25

Class F

LICFX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.52%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,865	$9,793	$9,795	$9,844
12/31/2015	$9,733	$9,609	$9,613	$9,712
1/31/2016	$9,264	$8,955	$8,961	$9,009
2/29/2016	$8,964	$8,853	$8,861	$8,844
3/31/2016	$9,450	$9,573	$9,588	$9,420
4/30/2016	$9,506	$9,825	$9,849	$9,693
5/31/2016	$9,555	$9,659	$9,692	$9,605
6/30/2016	$9,183	$9,511	$9,549	$9,282
7/31/2016	$9,684	$9,981	$10,024	$9,753
8/31/2016	$9,741	$10,045	$10,089	$9,760
9/30/2016	$9,838	$10,168	$10,218	$9,879
10/31/2016	$9,676	$10,022	$10,072	$9,677
11/30/2016	$9,304	$9,791	$9,840	$9,485
12/31/2016	$9,581	$10,041	$10,095	$9,809
1/31/2017	$9,846	$10,396	$10,454	$10,093
2/28/2017	$9,896	$10,562	$10,622	$10,238
3/31/2017	$10,136	$10,830	$10,901	$10,520
4/30/2017	$10,434	$11,062	$11,141	$10,787
5/31/2017	$10,675	$11,421	$11,514	$11,183
6/30/2017	$10,683	$11,456	$11,555	$11,163
7/31/2017	$11,089	$11,879	$11,984	$11,485
8/31/2017	$11,180	$11,941	$12,049	$11,481
9/30/2017	$11,479	$12,162	$12,277	$11,767
10/31/2017	$11,628	$12,391	$12,509	$11,945
11/30/2017	$11,843	$12,492	$12,613	$12,071
12/31/2017	$12,003	$12,771	$12,899	$12,265
1/31/2018	$12,655	$13,482	$13,618	$12,880
2/28/2018	$11,953	$12,847	$12,978	$12,298
3/31/2018	$11,893	$12,620	$12,760	$12,077
4/30/2018	$11,953	$12,821	$12,974	$12,352
5/31/2018	$11,665	$12,525	$12,688	$12,075
6/30/2018	$11,284	$12,290	$12,454	$11,927
7/31/2018	$11,445	$12,584	$12,756	$12,221
8/31/2018	$11,343	$12,321	$12,492	$11,985
9/30/2018	$11,335	$12,377	$12,554	$12,089
10/31/2018	$10,260	$11,370	$11,534	$11,127
11/30/2018	$10,285	$11,478	$11,645	$11,113
12/31/2018	$9,845	$10,958	$11,122	$10,573
1/31/2019	$10,451	$11,786	$11,964	$11,268
2/28/2019	$10,659	$12,016	$12,200	$11,555
3/31/2019	$10,789	$12,088	$12,283	$11,628
4/30/2019	$11,092	$12,407	$12,616	$11,955
5/31/2019	$10,529	$11,742	$11,953	$11,381
6/30/2019	$11,274	$12,448	$12,679	$12,056
7/31/2019	$11,006	$12,298	$12,529	$11,903
8/31/2019	$10,850	$11,918	$12,145	$11,595
9/30/2019	$10,997	$12,225	$12,463	$11,927
10/31/2019	$11,378	$12,651	$12,900	$12,356
11/30/2019	$11,474	$12,763	$13,016	$12,495
12/31/2019	$11,976	$13,316	$13,583	$12,901
1/31/2020	$11,580	$12,958	$13,220	$12,631
2/29/2020	$10,875	$11,933	$12,177	$11,490
3/31/2020	$9,361	$10,206	$10,423	$9,956
4/30/2020	$10,030	$10,979	$11,220	$10,599
5/31/2020	$10,409	$11,338	$11,593	$11,061
6/30/2020	$11,069	$11,850	$12,122	$11,437
7/31/2020	$11,659	$12,379	$12,668	$11,704
8/31/2020	$12,108	$12,909	$13,213	$12,306
9/30/2020	$11,950	$12,592	$12,893	$11,986
10/31/2020	$11,765	$12,321	$12,618	$11,507
11/30/2020	$13,200	$13,978	$14,317	$13,291
12/31/2020	$14,022	$14,734	$15,095	$13,909
1/31/2021	$13,932	$14,766	$15,130	$13,761
2/28/2021	$14,262	$15,058	$15,432	$14,070
3/31/2021	$14,432	$15,248	$15,638	$14,393
4/30/2021	$14,931	$15,698	$16,108	$14,826
5/31/2021	$15,519	$16,189	$16,623	$15,310
6/30/2021	$15,305	$16,083	$16,521	$15,137
7/31/2021	$15,448	$15,819	$16,253	$15,251
8/31/2021	$15,787	$16,119	$16,565	$15,520
9/30/2021	$15,163	$15,603	$16,045	$15,070
10/31/2021	$15,697	$15,975	$16,432	$15,441
11/30/2021	$15,056	$15,256	$15,694	$14,722
12/31/2021	$15,703	$15,887	$16,347	$15,476
1/31/2022	$14,935	$15,301	$15,746	$14,728
2/28/2022	$14,289	$14,998	$15,437	$14,468
3/31/2022	$14,198	$15,022	$15,475	$14,561
4/30/2022	$13,289	$14,079	$14,513	$13,619
5/31/2022	$13,401	$14,180	$14,632	$13,721
6/30/2022	$12,360	$12,960	$13,379	$12,448
7/31/2022	$12,815	$13,404	$13,842	$13,068
8/31/2022	$12,259	$12,973	$13,401	$12,447
9/30/2022	$11,179	$11,676	$12,068	$11,283
10/31/2022	$11,684	$12,025	$12,431	$11,889
11/30/2022	$13,138	$13,445	$13,900	$13,229
12/31/2022	$12,754	$13,344	$13,802	$13,239
1/31/2023	$13,827	$14,426	$14,924	$14,311
2/28/2023	$13,249	$13,920	$14,402	$14,013
3/31/2023	$13,620	$14,261	$14,768	$14,360
4/30/2023	$13,796	$14,508	$15,036	$14,765
5/31/2023	$13,332	$13,980	$14,504	$14,141
6/30/2023	$13,961	$14,608	$15,163	$14,784
7/31/2023	$14,229	$15,202	$15,784	$15,263
8/31/2023	$13,786	$14,515	$15,074	$14,678
9/30/2023	$13,197	$14,057	$14,605	$14,176
10/31/2023	$12,723	$13,477	$14,005	$13,602
11/30/2023	$13,765	$14,690	$15,268	$14,864
12/31/2023	$14,352	$15,428	$16,039	$15,654
1/31/2024	$14,436	$15,275	$15,882	$15,744
2/29/2024	$15,225	$15,661	$16,287	$16,032
3/31/2024	$15,898	$16,151	$16,811	$16,559
4/30/2024	$15,414	$15,861	$16,523	$16,135
5/31/2024	$16,108	$16,321	$17,018	$16,760
6/30/2024	$16,056	$16,306	$17,008	$16,490
7/31/2024	$16,350	$16,683	$17,407	$16,974
8/31/2024	$16,781	$17,158	$17,907	$17,525
9/30/2024	$16,981	$17,621	$18,397	$17,687
10/31/2024	$16,182	$16,756	$17,504	$16,725
11/30/2024	$16,182	$16,605	$17,348	$16,631
12/31/2024	$15,705	$16,282	$17,017	$16,252
1/31/2025	$16,484	$16,938	$17,705	$17,106
2/28/2025	$16,890	$17,173	$17,954	$17,438
3/31/2025	$16,857	$17,134	$17,929	$17,368
4/30/2025	$17,504	$17,753	$18,591	$18,163
5/31/2025	$18,360	$18,566	$19,462	$18,994
6/30/2025	$19,085	$19,196	$20,133	$19,413
7/31/2025	$18,745	$19,141	$20,082	$19,140
8/31/2025	$19,216	$19,805	$20,792	$19,956
9/30/2025	$19,776	$20,519	$21,549	$20,338
10/31/2025	$20,149	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	24.52%	11.36%	7.26%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LICFX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1026-F

12/25

Class F3

LICOX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$67	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.64%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,357	$10,221	$10,227	$10,290
5/31/2017	$10,600	$10,553	$10,569	$10,668
6/30/2017	$10,608	$10,585	$10,607	$10,649
7/31/2017	$11,013	$10,976	$11,000	$10,956
8/31/2017	$11,102	$11,033	$11,060	$10,952
9/30/2017	$11,402	$11,238	$11,270	$11,225
10/31/2017	$11,548	$11,450	$11,483	$11,395
11/30/2017	$11,775	$11,542	$11,578	$11,515
12/31/2017	$11,937	$11,800	$11,840	$11,700
1/31/2018	$12,583	$12,458	$12,501	$12,287
2/28/2018	$11,887	$11,870	$11,914	$11,732
3/31/2018	$11,821	$11,661	$11,713	$11,521
4/30/2018	$11,887	$11,847	$11,910	$11,784
5/31/2018	$11,598	$11,573	$11,647	$11,519
6/30/2018	$11,225	$11,356	$11,433	$11,378
7/31/2018	$11,382	$11,627	$11,710	$11,658
8/31/2018	$11,283	$11,384	$11,467	$11,433
9/30/2018	$11,274	$11,436	$11,524	$11,532
10/31/2018	$10,206	$10,506	$10,588	$10,614
11/30/2018	$10,231	$10,605	$10,690	$10,601
12/31/2018	$9,796	$10,125	$10,210	$10,086
1/31/2019	$10,399	$10,890	$10,983	$10,749
2/28/2019	$10,603	$11,103	$11,199	$11,023
3/31/2019	$10,739	$11,169	$11,275	$11,093
4/30/2019	$11,044	$11,464	$11,581	$11,405
5/31/2019	$10,484	$10,849	$10,972	$10,857
6/30/2019	$11,222	$11,502	$11,638	$11,501
7/31/2019	$10,968	$11,363	$11,501	$11,355
8/31/2019	$10,806	$11,012	$11,148	$11,061
9/30/2019	$10,959	$11,295	$11,441	$11,378
10/31/2019	$11,341	$11,690	$11,842	$11,786
11/30/2019	$11,435	$11,793	$11,948	$11,919
12/31/2019	$11,931	$12,303	$12,469	$12,307
1/31/2020	$11,543	$11,973	$12,136	$12,050
2/29/2020	$10,844	$11,026	$11,178	$10,960
3/31/2020	$9,333	$9,430	$9,568	$9,498
4/30/2020	$9,998	$10,144	$10,300	$10,111
5/31/2020	$10,377	$10,476	$10,642	$10,551
6/30/2020	$11,034	$10,950	$11,127	$10,911
7/31/2020	$11,629	$11,438	$11,629	$11,165
8/31/2020	$12,078	$11,928	$12,129	$11,739
9/30/2020	$11,914	$11,635	$11,835	$11,434
10/31/2020	$11,742	$11,384	$11,583	$10,977
11/30/2020	$13,166	$12,916	$13,142	$12,679
12/31/2020	$13,994	$13,614	$13,856	$13,269
1/31/2021	$13,898	$13,644	$13,889	$13,127
2/28/2021	$14,239	$13,914	$14,166	$13,422
3/31/2021	$14,397	$14,089	$14,355	$13,730
4/30/2021	$14,904	$14,504	$14,786	$14,143
5/31/2021	$15,491	$14,958	$15,259	$14,605
6/30/2021	$15,281	$14,861	$15,165	$14,440
7/31/2021	$15,421	$14,616	$14,920	$14,549
8/31/2021	$15,762	$14,894	$15,206	$14,806
9/30/2021	$15,141	$14,417	$14,729	$14,376
10/31/2021	$15,683	$14,761	$15,084	$14,729
11/30/2021	$15,036	$14,096	$14,407	$14,044
12/31/2021	$15,685	$14,679	$15,006	$14,763
1/31/2022	$14,923	$14,138	$14,454	$14,050
2/28/2022	$14,279	$13,858	$14,170	$13,801
3/31/2022	$14,190	$13,880	$14,205	$13,890
4/30/2022	$13,289	$13,009	$13,322	$12,991
5/31/2022	$13,388	$13,102	$13,431	$13,089
6/30/2022	$12,358	$11,975	$12,282	$11,874
7/31/2022	$12,814	$12,385	$12,707	$12,466
8/31/2022	$12,259	$11,987	$12,301	$11,874
9/30/2022	$11,180	$10,789	$11,078	$10,763
10/31/2022	$11,685	$11,111	$11,411	$11,342
11/30/2022	$13,140	$12,423	$12,760	$12,619
12/31/2022	$12,765	$12,330	$12,670	$12,630
1/31/2023	$13,839	$13,330	$13,699	$13,652
2/28/2023	$13,261	$12,862	$13,220	$13,367
3/31/2023	$13,636	$13,177	$13,557	$13,699
4/30/2023	$13,818	$13,405	$13,803	$14,085
5/31/2023	$13,342	$12,918	$13,314	$13,489
6/30/2023	$13,980	$13,498	$13,919	$14,103
7/31/2023	$14,254	$14,046	$14,489	$14,560
8/31/2023	$13,808	$13,412	$13,838	$14,002
9/30/2023	$13,221	$12,988	$13,407	$13,523
10/31/2023	$12,744	$12,452	$12,856	$12,975
11/30/2023	$13,788	$13,573	$14,015	$14,180
12/31/2023	$14,376	$14,255	$14,723	$14,933
1/31/2024	$14,469	$14,114	$14,579	$15,019
2/29/2024	$15,264	$14,471	$14,951	$15,294
3/31/2024	$15,936	$14,923	$15,432	$15,797
4/30/2024	$15,461	$14,656	$15,167	$15,392
5/31/2024	$16,153	$15,081	$15,622	$15,988
6/30/2024	$16,101	$15,067	$15,613	$15,730
7/31/2024	$16,401	$15,415	$15,979	$16,192
8/31/2024	$16,835	$15,854	$16,438	$16,718
9/30/2024	$17,042	$16,281	$16,888	$16,873
10/31/2024	$16,246	$15,482	$16,067	$15,955
11/30/2024	$16,236	$15,342	$15,925	$15,865
12/31/2024	$15,773	$15,044	$15,620	$15,504
1/31/2025	$16,549	$15,650	$16,253	$16,319
2/28/2025	$16,970	$15,867	$16,481	$16,635
3/31/2025	$16,927	$15,832	$16,458	$16,568
4/30/2025	$17,574	$16,403	$17,065	$17,327
5/31/2025	$18,437	$17,154	$17,866	$18,120
6/30/2025	$19,171	$17,737	$18,482	$18,519
7/31/2025	$18,836	$17,686	$18,434	$18,259
8/31/2025	$19,311	$18,300	$19,086	$19,037
9/30/2025	$19,883	$18,959	$19,781	$19,402
10/31/2025	$20,250	$19,342	$20,184	$19,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	24.64%	11.52%	8.58%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	8.00%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.53%
MSCI EAFE Net Index	23.03%	12.33%	8.18%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LICOX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8975-F3

12/25

Class I

LICYX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.60%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,866	$9,793	$9,795	$9,844
12/31/2015	$9,732	$9,609	$9,613	$9,712
1/31/2016	$9,261	$8,955	$8,961	$9,009
2/29/2016	$8,966	$8,853	$8,861	$8,844
3/31/2016	$9,453	$9,573	$9,588	$9,420
4/30/2016	$9,509	$9,825	$9,849	$9,693
5/31/2016	$9,557	$9,659	$9,692	$9,605
6/30/2016	$9,190	$9,511	$9,549	$9,282
7/31/2016	$9,693	$9,981	$10,024	$9,753
8/31/2016	$9,748	$10,045	$10,089	$9,760
9/30/2016	$9,844	$10,168	$10,218	$9,879
10/31/2016	$9,685	$10,022	$10,072	$9,677
11/30/2016	$9,309	$9,791	$9,840	$9,485
12/31/2016	$9,584	$10,041	$10,095	$9,809
1/31/2017	$9,854	$10,396	$10,454	$10,093
2/28/2017	$9,903	$10,562	$10,622	$10,238
3/31/2017	$10,149	$10,830	$10,901	$10,520
4/30/2017	$10,444	$11,062	$11,141	$10,787
5/31/2017	$10,689	$11,421	$11,514	$11,183
6/30/2017	$10,697	$11,456	$11,555	$11,163
7/31/2017	$11,106	$11,879	$11,984	$11,485
8/31/2017	$11,197	$11,941	$12,049	$11,481
9/30/2017	$11,499	$12,162	$12,277	$11,767
10/31/2017	$11,647	$12,391	$12,509	$11,945
11/30/2017	$11,868	$12,492	$12,613	$12,071
12/31/2017	$12,030	$12,771	$12,899	$12,265
1/31/2018	$12,683	$13,482	$13,618	$12,880
2/28/2018	$11,980	$12,847	$12,978	$12,298
3/31/2018	$11,921	$12,620	$12,760	$12,077
4/30/2018	$11,980	$12,821	$12,974	$12,352
5/31/2018	$11,696	$12,525	$12,688	$12,075
6/30/2018	$11,319	$12,290	$12,454	$11,927
7/31/2018	$11,470	$12,584	$12,756	$12,221
8/31/2018	$11,378	$12,321	$12,492	$11,985
9/30/2018	$11,369	$12,377	$12,554	$12,089
10/31/2018	$10,290	$11,370	$11,534	$11,127
11/30/2018	$10,315	$11,478	$11,645	$11,113
12/31/2018	$9,875	$10,958	$11,122	$10,573
1/31/2019	$10,483	$11,786	$11,964	$11,268
2/28/2019	$10,689	$12,016	$12,200	$11,555
3/31/2019	$10,826	$12,088	$12,283	$11,628
4/30/2019	$11,135	$12,407	$12,616	$11,955
5/31/2019	$10,569	$11,742	$11,953	$11,381
6/30/2019	$11,315	$12,448	$12,679	$12,056
7/31/2019	$11,049	$12,298	$12,529	$11,903
8/31/2019	$10,895	$11,918	$12,145	$11,595
9/30/2019	$11,041	$12,225	$12,463	$11,927
10/31/2019	$11,426	$12,651	$12,900	$12,356
11/30/2019	$11,521	$12,763	$13,016	$12,495
12/31/2019	$12,021	$13,316	$13,583	$12,901
1/31/2020	$11,628	$12,958	$13,220	$12,631
2/29/2020	$10,922	$11,933	$12,177	$11,490
3/31/2020	$9,405	$10,206	$10,423	$9,956
4/30/2020	$10,077	$10,979	$11,220	$10,599
5/31/2020	$10,460	$11,338	$11,593	$11,061
6/30/2020	$11,123	$11,850	$12,122	$11,437
7/31/2020	$11,715	$12,379	$12,668	$11,704
8/31/2020	$12,169	$12,909	$13,213	$12,306
9/30/2020	$12,012	$12,592	$12,893	$11,986
10/31/2020	$11,829	$12,321	$12,618	$11,507
11/30/2020	$13,267	$13,978	$14,317	$13,291
12/31/2020	$14,101	$14,734	$15,095	$13,909
1/31/2021	$14,004	$14,766	$15,130	$13,761
2/28/2021	$14,339	$15,058	$15,432	$14,070
3/31/2021	$14,507	$15,248	$15,638	$14,393
4/30/2021	$15,011	$15,698	$16,108	$14,826
5/31/2021	$15,603	$16,189	$16,623	$15,310
6/30/2021	$15,391	$16,083	$16,521	$15,137
7/31/2021	$15,532	$15,819	$16,253	$15,251
8/31/2021	$15,877	$16,119	$16,565	$15,520
9/30/2021	$15,258	$15,603	$16,045	$15,070
10/31/2021	$15,797	$15,975	$16,432	$15,441
11/30/2021	$15,143	$15,256	$15,694	$14,722
12/31/2021	$15,796	$15,887	$16,347	$15,476
1/31/2022	$15,026	$15,301	$15,746	$14,728
2/28/2022	$14,376	$14,998	$15,437	$14,468
3/31/2022	$14,296	$15,022	$15,475	$14,561
4/30/2022	$13,376	$14,079	$14,513	$13,619
5/31/2022	$13,486	$14,180	$14,632	$13,721
6/30/2022	$12,447	$12,960	$13,379	$12,448
7/31/2022	$12,907	$13,404	$13,842	$13,068
8/31/2022	$12,347	$12,973	$13,401	$12,447
9/30/2022	$11,257	$11,676	$12,068	$11,283
10/31/2022	$11,767	$12,025	$12,431	$11,889
11/30/2022	$13,236	$13,445	$13,900	$13,229
12/31/2022	$12,854	$13,344	$13,802	$13,239
1/31/2023	$13,938	$14,426	$14,924	$14,311
2/28/2023	$13,355	$13,920	$14,402	$14,013
3/31/2023	$13,733	$14,261	$14,768	$14,360
4/30/2023	$13,907	$14,508	$15,036	$14,765
5/31/2023	$13,437	$13,980	$14,504	$14,141
6/30/2023	$14,071	$14,608	$15,163	$14,784
7/31/2023	$14,347	$15,202	$15,784	$15,263
8/31/2023	$13,897	$14,515	$15,074	$14,678
9/30/2023	$13,304	$14,057	$14,605	$14,176
10/31/2023	$12,823	$13,477	$14,005	$13,602
11/30/2023	$13,877	$14,690	$15,268	$14,864
12/31/2023	$14,467	$15,428	$16,039	$15,654
1/31/2024	$14,561	$15,275	$15,882	$15,744
2/29/2024	$15,354	$15,661	$16,287	$16,032
3/31/2024	$16,032	$16,151	$16,811	$16,559
4/30/2024	$15,552	$15,861	$16,523	$16,135
5/31/2024	$16,251	$16,321	$17,018	$16,760
6/30/2024	$16,199	$16,306	$17,008	$16,490
7/31/2024	$16,491	$16,683	$17,407	$16,974
8/31/2024	$16,929	$17,158	$17,907	$17,525
9/30/2024	$17,138	$17,621	$18,397	$17,687
10/31/2024	$16,335	$16,756	$17,504	$16,725
11/30/2024	$16,335	$16,605	$17,348	$16,631
12/31/2024	$15,856	$16,282	$17,017	$16,252
1/31/2025	$16,640	$16,938	$17,705	$17,106
2/28/2025	$17,054	$17,173	$17,954	$17,438
3/31/2025	$17,021	$17,134	$17,929	$17,368
4/30/2025	$17,675	$17,753	$18,591	$18,163
5/31/2025	$18,535	$18,566	$19,462	$18,994
6/30/2025	$19,275	$19,196	$20,133	$19,413
7/31/2025	$18,938	$19,141	$20,082	$19,140
8/31/2025	$19,406	$19,805	$20,792	$19,956
9/30/2025	$19,983	$20,519	$21,549	$20,338
10/31/2025	$20,354	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	24.60%	11.47%	7.37%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LICYX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1422-I

12/25

Class P

LICPX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$122	1.09%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.06%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,865	$9,793	$9,795	$9,844
12/31/2015	$9,723	$9,609	$9,613	$9,712
1/31/2016	$9,251	$8,955	$8,961	$9,009
2/29/2016	$8,946	$8,853	$8,861	$8,844
3/31/2016	$9,435	$9,573	$9,588	$9,420
4/30/2016	$9,483	$9,825	$9,849	$9,693
5/31/2016	$9,531	$9,659	$9,692	$9,605
6/30/2016	$9,154	$9,511	$9,549	$9,282
7/31/2016	$9,651	$9,981	$10,024	$9,753
8/31/2016	$9,707	$10,045	$10,089	$9,760
9/30/2016	$9,795	$10,168	$10,218	$9,879
10/31/2016	$9,635	$10,022	$10,072	$9,677
11/30/2016	$9,259	$9,791	$9,840	$9,485
12/31/2016	$9,528	$10,041	$10,095	$9,809
1/31/2017	$9,790	$10,396	$10,454	$10,093
2/28/2017	$9,839	$10,562	$10,622	$10,238
3/31/2017	$10,068	$10,830	$10,901	$10,520
4/30/2017	$10,362	$11,062	$11,141	$10,787
5/31/2017	$10,599	$11,421	$11,514	$11,183
6/30/2017	$10,599	$11,456	$11,555	$11,163
7/31/2017	$10,999	$11,879	$11,984	$11,485
8/31/2017	$11,089	$11,941	$12,049	$11,481
9/30/2017	$11,383	$12,162	$12,277	$11,767
10/31/2017	$11,522	$12,391	$12,509	$11,945
11/30/2017	$11,735	$12,492	$12,613	$12,071
12/31/2017	$11,895	$12,771	$12,899	$12,265
1/31/2018	$12,535	$13,482	$13,618	$12,880
2/28/2018	$11,828	$12,847	$12,978	$12,298
3/31/2018	$11,762	$12,620	$12,760	$12,077
4/30/2018	$11,820	$12,821	$12,974	$12,352
5/31/2018	$11,529	$12,525	$12,688	$12,075
6/30/2018	$11,155	$12,290	$12,454	$11,927
7/31/2018	$11,304	$12,584	$12,756	$12,221
8/31/2018	$11,204	$12,321	$12,492	$11,985
9/30/2018	$11,188	$12,377	$12,554	$12,089
10/31/2018	$10,123	$11,370	$11,534	$11,127
11/30/2018	$10,148	$11,478	$11,645	$11,113
12/31/2018	$9,703	$10,958	$11,122	$10,573
1/31/2019	$10,305	$11,786	$11,964	$11,268
2/28/2019	$10,500	$12,016	$12,200	$11,555
3/31/2019	$10,627	$12,088	$12,283	$11,628
4/30/2019	$10,924	$12,407	$12,616	$11,955
5/31/2019	$10,373	$11,742	$11,953	$11,381
6/30/2019	$11,093	$12,448	$12,679	$12,056
7/31/2019	$10,830	$12,298	$12,529	$11,903
8/31/2019	$10,669	$11,918	$12,145	$11,595
9/30/2019	$10,813	$12,225	$12,463	$11,927
10/31/2019	$11,186	$12,651	$12,900	$12,356
11/30/2019	$11,280	$12,763	$13,016	$12,495
12/31/2019	$11,757	$13,316	$13,583	$12,901
1/31/2020	$11,371	$12,958	$13,220	$12,631
2/29/2020	$10,676	$11,933	$12,177	$11,490
3/31/2020	$9,183	$10,206	$10,423	$9,956
4/30/2020	$9,844	$10,979	$11,220	$10,599
5/31/2020	$10,204	$11,338	$11,593	$11,061
6/30/2020	$10,848	$11,850	$12,122	$11,437
7/31/2020	$11,423	$12,379	$12,668	$11,704
8/31/2020	$11,860	$12,909	$13,213	$12,306
9/30/2020	$11,697	$12,592	$12,893	$11,986
10/31/2020	$11,517	$12,321	$12,618	$11,507
11/30/2020	$12,916	$13,978	$14,317	$13,291
12/31/2020	$13,723	$14,734	$15,095	$13,909
1/31/2021	$13,619	$14,766	$15,130	$13,761
2/28/2021	$13,948	$15,058	$15,432	$14,070
3/31/2021	$14,104	$15,248	$15,638	$14,393
4/30/2021	$14,588	$15,698	$16,108	$14,826
5/31/2021	$15,151	$16,189	$16,623	$15,310
6/30/2021	$14,943	$16,083	$16,521	$15,137
7/31/2021	$15,073	$15,819	$16,253	$15,251
8/31/2021	$15,401	$16,119	$16,565	$15,520
9/30/2021	$14,787	$15,603	$16,045	$15,070
10/31/2021	$15,306	$15,975	$16,432	$15,441
11/30/2021	$14,666	$15,256	$15,694	$14,722
12/31/2021	$15,293	$15,887	$16,347	$15,476
1/31/2022	$14,542	$15,301	$15,746	$14,728
2/28/2022	$13,908	$14,998	$15,437	$14,468
3/31/2022	$13,821	$15,022	$15,475	$14,561
4/30/2022	$12,933	$14,079	$14,513	$13,619
5/31/2022	$13,031	$14,180	$14,632	$13,721
6/30/2022	$12,016	$12,960	$13,379	$12,448
7/31/2022	$12,455	$13,404	$13,842	$13,068
8/31/2022	$11,919	$12,973	$13,401	$12,447
9/30/2022	$10,856	$11,676	$12,068	$11,283
10/31/2022	$11,343	$12,025	$12,431	$11,889
11/30/2022	$12,748	$13,445	$13,900	$13,229
12/31/2022	$12,375	$13,344	$13,802	$13,239
1/31/2023	$13,417	$14,426	$14,924	$14,311
2/28/2023	$12,851	$13,920	$14,402	$14,013
3/31/2023	$13,209	$14,261	$14,768	$14,360
4/30/2023	$13,378	$14,508	$15,036	$14,765
5/31/2023	$12,921	$13,980	$14,504	$14,141
6/30/2023	$13,527	$14,608	$15,163	$14,784
7/31/2023	$13,785	$15,202	$15,784	$15,263
8/31/2023	$13,348	$14,515	$15,074	$14,678
9/30/2023	$12,772	$14,057	$14,605	$14,176
10/31/2023	$12,315	$13,477	$14,005	$13,602
11/30/2023	$13,318	$14,690	$15,268	$14,864
12/31/2023	$13,881	$15,428	$16,039	$15,654
1/31/2024	$13,962	$15,275	$15,882	$15,744
2/29/2024	$14,718	$15,661	$16,287	$16,032
3/31/2024	$15,364	$16,151	$16,811	$16,559
4/30/2024	$14,890	$15,861	$16,523	$16,135
5/31/2024	$15,556	$16,321	$17,018	$16,760
6/30/2024	$15,505	$16,306	$17,008	$16,490
7/31/2024	$15,778	$16,683	$17,407	$16,974
8/31/2024	$16,191	$17,158	$17,907	$17,525
9/30/2024	$16,383	$17,621	$18,397	$17,687
10/31/2024	$15,616	$16,756	$17,504	$16,725
11/30/2024	$15,606	$16,605	$17,348	$16,631
12/31/2024	$15,147	$16,282	$17,017	$16,252
1/31/2025	$15,891	$16,938	$17,705	$17,106
2/28/2025	$16,280	$17,173	$17,954	$17,438
3/31/2025	$16,238	$17,134	$17,929	$17,368
4/30/2025	$16,856	$17,753	$18,591	$18,163
5/31/2025	$17,675	$18,566	$19,462	$18,994
6/30/2025	$18,367	$19,196	$20,133	$19,413
7/31/2025	$18,042	$19,141	$20,082	$19,140
8/31/2025	$18,482	$19,805	$20,792	$19,956
9/30/2025	$19,028	$20,519	$21,549	$20,338
10/31/2025	$19,374	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	24.06%	10.96%	6.84%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LICPX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1421-P

12/25

Class R2

LICQX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$141	1.26%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 23.87%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,857	$9,793	$9,795	$9,844
12/31/2015	$9,711	$9,609	$9,613	$9,712
1/31/2016	$9,246	$8,955	$8,961	$9,009
2/29/2016	$8,941	$8,853	$8,861	$8,844
3/31/2016	$9,423	$9,573	$9,588	$9,420
4/30/2016	$9,471	$9,825	$9,849	$9,693
5/31/2016	$9,519	$9,659	$9,692	$9,605
6/30/2016	$9,142	$9,511	$9,549	$9,282
7/31/2016	$9,639	$9,981	$10,024	$9,753
8/31/2016	$9,687	$10,045	$10,089	$9,760
9/30/2016	$9,775	$10,168	$10,218	$9,879
10/31/2016	$9,615	$10,022	$10,072	$9,677
11/30/2016	$9,238	$9,791	$9,840	$9,485
12/31/2016	$9,503	$10,041	$10,095	$9,809
1/31/2017	$9,764	$10,396	$10,454	$10,093
2/28/2017	$9,813	$10,562	$10,622	$10,238
3/31/2017	$10,042	$10,830	$10,901	$10,520
4/30/2017	$10,328	$11,062	$11,141	$10,787
5/31/2017	$10,565	$11,421	$11,514	$11,183
6/30/2017	$10,565	$11,456	$11,555	$11,163
7/31/2017	$10,965	$11,879	$11,984	$11,485
8/31/2017	$11,047	$11,941	$12,049	$11,481
9/30/2017	$11,341	$12,162	$12,277	$11,767
10/31/2017	$11,480	$12,391	$12,509	$11,945
11/30/2017	$11,693	$12,492	$12,613	$12,071
12/31/2017	$11,846	$12,771	$12,899	$12,265
1/31/2018	$12,477	$13,482	$13,618	$12,880
2/28/2018	$11,780	$12,847	$12,978	$12,298
3/31/2018	$11,714	$12,620	$12,760	$12,077
4/30/2018	$11,772	$12,821	$12,974	$12,352
5/31/2018	$11,473	$12,525	$12,688	$12,075
6/30/2018	$11,099	$12,290	$12,454	$11,927
7/31/2018	$11,249	$12,584	$12,756	$12,221
8/31/2018	$11,149	$12,321	$12,492	$11,985
9/30/2018	$11,133	$12,377	$12,554	$12,089
10/31/2018	$10,070	$11,370	$11,534	$11,127
11/30/2018	$10,095	$11,478	$11,645	$11,113
12/31/2018	$9,649	$10,958	$11,122	$10,573
1/31/2019	$10,248	$11,786	$11,964	$11,268
2/28/2019	$10,442	$12,016	$12,200	$11,555
3/31/2019	$10,569	$12,088	$12,283	$11,628
4/30/2019	$10,864	$12,407	$12,616	$11,955
5/31/2019	$10,307	$11,742	$11,953	$11,381
6/30/2019	$11,024	$12,448	$12,679	$12,056
7/31/2019	$10,763	$12,298	$12,529	$11,903
8/31/2019	$10,603	$11,918	$12,145	$11,595
9/30/2019	$10,746	$12,225	$12,463	$11,927
10/31/2019	$11,109	$12,651	$12,900	$12,356
11/30/2019	$11,201	$12,763	$13,016	$12,495
12/31/2019	$11,683	$13,316	$13,583	$12,901
1/31/2020	$11,290	$12,958	$13,220	$12,631
2/29/2020	$10,599	$11,933	$12,177	$11,490
3/31/2020	$9,114	$10,206	$10,423	$9,956
4/30/2020	$9,771	$10,979	$11,220	$10,599
5/31/2020	$10,129	$11,338	$11,593	$11,061
6/30/2020	$10,769	$11,850	$12,122	$11,437
7/31/2020	$11,341	$12,379	$12,668	$11,704
8/31/2020	$11,768	$12,909	$13,213	$12,306
9/30/2020	$11,606	$12,592	$12,893	$11,986
10/31/2020	$11,427	$12,321	$12,618	$11,507
11/30/2020	$12,809	$13,978	$14,317	$13,291
12/31/2020	$13,610	$14,734	$15,095	$13,909
1/31/2021	$13,507	$14,766	$15,130	$13,761
2/28/2021	$13,825	$15,058	$15,432	$14,070
3/31/2021	$13,979	$15,248	$15,638	$14,393
4/30/2021	$14,460	$15,698	$16,108	$14,826
5/31/2021	$15,018	$16,189	$16,623	$15,310
6/30/2021	$14,803	$16,083	$16,521	$15,137
7/31/2021	$14,932	$15,819	$16,253	$15,251
8/31/2021	$15,258	$16,119	$16,565	$15,520
9/30/2021	$14,649	$15,603	$16,045	$15,070
10/31/2021	$15,164	$15,975	$16,432	$15,441
11/30/2021	$14,529	$15,256	$15,694	$14,722
12/31/2021	$15,146	$15,887	$16,347	$15,476
1/31/2022	$14,402	$15,301	$15,746	$14,728
2/28/2022	$13,774	$14,998	$15,437	$14,468
3/31/2022	$13,677	$15,022	$15,475	$14,561
4/30/2022	$12,798	$14,079	$14,513	$13,619
5/31/2022	$12,895	$14,180	$14,632	$13,721
6/30/2022	$11,890	$12,960	$13,379	$12,448
7/31/2022	$12,325	$13,404	$13,842	$13,068
8/31/2022	$11,784	$12,973	$13,401	$12,447
9/30/2022	$10,741	$11,676	$12,068	$11,283
10/31/2022	$11,224	$12,025	$12,431	$11,889
11/30/2022	$12,605	$13,445	$13,900	$13,229
12/31/2022	$12,240	$13,344	$13,802	$13,239
1/31/2023	$13,262	$14,426	$14,924	$14,311
2/28/2023	$12,702	$13,920	$14,402	$14,013
3/31/2023	$13,056	$14,261	$14,768	$14,360
4/30/2023	$13,223	$14,508	$15,036	$14,765
5/31/2023	$12,771	$13,980	$14,504	$14,141
6/30/2023	$13,360	$14,608	$15,163	$14,784
7/31/2023	$13,616	$15,202	$15,784	$15,263
8/31/2023	$13,183	$14,515	$15,074	$14,678
9/30/2023	$12,614	$14,057	$14,605	$14,176
10/31/2023	$12,152	$13,477	$14,005	$13,602
11/30/2023	$13,144	$14,690	$15,268	$14,864
12/31/2023	$13,705	$15,428	$16,039	$15,654
1/31/2024	$13,775	$15,275	$15,882	$15,744
2/29/2024	$14,522	$15,661	$16,287	$16,032
3/31/2024	$15,160	$16,151	$16,811	$16,559
4/30/2024	$14,692	$15,861	$16,523	$16,135
5/31/2024	$15,349	$16,321	$17,018	$16,760
6/30/2024	$15,290	$16,306	$17,008	$16,490
7/31/2024	$15,559	$16,683	$17,407	$16,974
8/31/2024	$15,967	$17,158	$17,907	$17,525
9/30/2024	$16,147	$17,621	$18,397	$17,687
10/31/2024	$15,389	$16,756	$17,504	$16,725
11/30/2024	$15,379	$16,605	$17,348	$16,631
12/31/2024	$14,923	$16,282	$17,017	$16,252
1/31/2025	$15,658	$16,938	$17,705	$17,106
2/28/2025	$16,041	$17,173	$17,954	$17,438
3/31/2025	$15,989	$17,134	$17,929	$17,368
4/30/2025	$16,600	$17,753	$18,591	$18,163
5/31/2025	$17,397	$18,566	$19,462	$18,994
6/30/2025	$18,080	$19,196	$20,133	$19,413
7/31/2025	$17,759	$19,141	$20,082	$19,140
8/31/2025	$18,193	$19,805	$20,792	$19,956
9/30/2025	$18,721	$20,519	$21,549	$20,338
10/31/2025	$19,063	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	23.87%	10.78%	6.66%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LICQX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1096-R2

12/25

Class R3

LICRX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.16%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.01%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,855	$9,793	$9,795	$9,844
12/31/2015	$9,718	$9,609	$9,613	$9,712
1/31/2016	$9,247	$8,955	$8,961	$9,009
2/29/2016	$8,938	$8,853	$8,861	$8,844
3/31/2016	$9,426	$9,573	$9,588	$9,420
4/30/2016	$9,474	$9,825	$9,849	$9,693
5/31/2016	$9,523	$9,659	$9,692	$9,605
6/30/2016	$9,149	$9,511	$9,549	$9,282
7/31/2016	$9,645	$9,981	$10,024	$9,753
8/31/2016	$9,694	$10,045	$10,089	$9,760
9/30/2016	$9,783	$10,168	$10,218	$9,879
10/31/2016	$9,621	$10,022	$10,072	$9,677
11/30/2016	$9,247	$9,791	$9,840	$9,485
12/31/2016	$9,520	$10,041	$10,095	$9,809
1/31/2017	$9,777	$10,396	$10,454	$10,093
2/28/2017	$9,826	$10,562	$10,622	$10,238
3/31/2017	$10,059	$10,830	$10,901	$10,520
4/30/2017	$10,349	$11,062	$11,141	$10,787
5/31/2017	$10,589	$11,421	$11,514	$11,183
6/30/2017	$10,589	$11,456	$11,555	$11,163
7/31/2017	$10,987	$11,879	$11,984	$11,485
8/31/2017	$11,070	$11,941	$12,049	$11,481
9/30/2017	$11,369	$12,162	$12,277	$11,767
10/31/2017	$11,510	$12,391	$12,509	$11,945
11/30/2017	$11,717	$12,492	$12,613	$12,071
12/31/2017	$11,872	$12,771	$12,899	$12,265
1/31/2018	$12,513	$13,482	$13,618	$12,880
2/28/2018	$11,813	$12,847	$12,978	$12,298
3/31/2018	$11,745	$12,620	$12,760	$12,077
4/30/2018	$11,804	$12,821	$12,974	$12,352
5/31/2018	$11,509	$12,525	$12,688	$12,075
6/30/2018	$11,138	$12,290	$12,454	$11,927
7/31/2018	$11,281	$12,584	$12,756	$12,221
8/31/2018	$11,188	$12,321	$12,492	$11,985
9/30/2018	$11,171	$12,377	$12,554	$12,089
10/31/2018	$10,108	$11,370	$11,534	$11,127
11/30/2018	$10,125	$11,478	$11,645	$11,113
12/31/2018	$9,688	$10,958	$11,122	$10,573
1/31/2019	$10,281	$11,786	$11,964	$11,268
2/28/2019	$10,479	$12,016	$12,200	$11,555
3/31/2019	$10,608	$12,088	$12,283	$11,628
4/30/2019	$10,909	$12,407	$12,616	$11,955
5/31/2019	$10,350	$11,742	$11,953	$11,381
6/30/2019	$11,072	$12,448	$12,679	$12,056
7/31/2019	$10,806	$12,298	$12,529	$11,903
8/31/2019	$10,642	$11,918	$12,145	$11,595
9/30/2019	$10,789	$12,225	$12,463	$11,927
10/31/2019	$11,158	$12,651	$12,900	$12,356
11/30/2019	$11,253	$12,763	$13,016	$12,495
12/31/2019	$11,736	$13,316	$13,583	$12,901
1/31/2020	$11,345	$12,958	$13,220	$12,631
2/29/2020	$10,649	$11,933	$12,177	$11,490
3/31/2020	$9,161	$10,206	$10,423	$9,956
4/30/2020	$9,813	$10,979	$11,220	$10,599
5/31/2020	$10,179	$11,338	$11,593	$11,061
6/30/2020	$10,814	$11,850	$12,122	$11,437
7/31/2020	$11,388	$12,379	$12,668	$11,704
8/31/2020	$11,823	$12,909	$13,213	$12,306
9/30/2020	$11,666	$12,592	$12,893	$11,986
10/31/2020	$11,484	$12,321	$12,618	$11,507
11/30/2020	$12,876	$13,978	$14,317	$13,291
12/31/2020	$13,681	$14,734	$15,095	$13,909
1/31/2021	$13,575	$14,766	$15,130	$13,761
2/28/2021	$13,900	$15,058	$15,432	$14,070
3/31/2021	$14,058	$15,248	$15,638	$14,393
4/30/2021	$14,541	$15,698	$16,108	$14,826
5/31/2021	$15,102	$16,189	$16,623	$15,310
6/30/2021	$14,892	$16,083	$16,521	$15,137
7/31/2021	$15,023	$15,819	$16,253	$15,251
8/31/2021	$15,348	$16,119	$16,565	$15,520
9/30/2021	$14,734	$15,603	$16,045	$15,070
10/31/2021	$15,252	$15,975	$16,432	$15,441
11/30/2021	$14,620	$15,256	$15,694	$14,722
12/31/2021	$15,238	$15,887	$16,347	$15,476
1/31/2022	$14,495	$15,301	$15,746	$14,728
2/28/2022	$13,861	$14,998	$15,437	$14,468
3/31/2022	$13,772	$15,022	$15,475	$14,561
4/30/2022	$12,890	$14,079	$14,513	$13,619
5/31/2022	$12,979	$14,180	$14,632	$13,721
6/30/2022	$11,979	$12,960	$13,379	$12,448
7/31/2022	$12,405	$13,404	$13,842	$13,068
8/31/2022	$11,870	$12,973	$13,401	$12,447
9/30/2022	$10,819	$11,676	$12,068	$11,283
10/31/2022	$11,305	$12,025	$12,431	$11,889
11/30/2022	$12,702	$13,445	$13,900	$13,229
12/31/2022	$12,328	$13,344	$13,802	$13,239
1/31/2023	$13,367	$14,426	$14,924	$14,311
2/28/2023	$12,802	$13,920	$14,402	$14,013
3/31/2023	$13,155	$14,261	$14,768	$14,360
4/30/2023	$13,326	$14,508	$15,036	$14,765
5/31/2023	$12,862	$13,980	$14,504	$14,141
6/30/2023	$13,467	$14,608	$15,163	$14,784
7/31/2023	$13,730	$15,202	$15,784	$15,263
8/31/2023	$13,286	$14,515	$15,074	$14,678
9/30/2023	$12,721	$14,057	$14,605	$14,176
10/31/2023	$12,257	$13,477	$14,005	$13,602
11/30/2023	$13,256	$14,690	$15,268	$14,864
12/31/2023	$13,816	$15,428	$16,039	$15,654
1/31/2024	$13,898	$15,275	$15,882	$15,744
2/29/2024	$14,646	$15,661	$16,287	$16,032
3/31/2024	$15,291	$16,151	$16,811	$16,559
4/30/2024	$14,820	$15,861	$16,523	$16,135
5/31/2024	$15,475	$16,321	$17,018	$16,760
6/30/2024	$15,424	$16,306	$17,008	$16,490
7/31/2024	$15,701	$16,683	$17,407	$16,974
8/31/2024	$16,110	$17,158	$17,907	$17,525
9/30/2024	$16,295	$17,621	$18,397	$17,687
10/31/2024	$15,527	$16,756	$17,504	$16,725
11/30/2024	$15,516	$16,605	$17,348	$16,631
12/31/2024	$15,058	$16,282	$17,017	$16,252
1/31/2025	$15,804	$16,938	$17,705	$17,106
2/28/2025	$16,187	$17,173	$17,954	$17,438
3/31/2025	$16,144	$17,134	$17,929	$17,368
4/30/2025	$16,762	$17,753	$18,591	$18,163
5/31/2025	$17,571	$18,566	$19,462	$18,994
6/30/2025	$18,253	$19,196	$20,133	$19,413
7/31/2025	$17,933	$19,141	$20,082	$19,140
8/31/2025	$18,370	$19,805	$20,792	$19,956
9/30/2025	$18,903	$20,519	$21,549	$20,338
10/31/2025	$19,254	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	24.01%	10.89%	6.77%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LICRX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2070-R3

12/25

Class R4

LICSX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$102	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.31%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,857	$9,793	$9,795	$9,844
12/31/2015	$9,725	$9,609	$9,613	$9,712
1/31/2016	$9,251	$8,955	$8,961	$9,009
2/29/2016	$8,954	$8,853	$8,861	$8,844
3/31/2016	$9,436	$9,573	$9,588	$9,420
4/30/2016	$9,492	$9,825	$9,849	$9,693
5/31/2016	$9,541	$9,659	$9,692	$9,605
6/30/2016	$9,163	$9,511	$9,549	$9,282
7/31/2016	$9,669	$9,981	$10,024	$9,753
8/31/2016	$9,717	$10,045	$10,089	$9,760
9/30/2016	$9,806	$10,168	$10,218	$9,879
10/31/2016	$9,645	$10,022	$10,072	$9,677
11/30/2016	$9,275	$9,791	$9,840	$9,485
12/31/2016	$9,544	$10,041	$10,095	$9,809
1/31/2017	$9,807	$10,396	$10,454	$10,093
2/28/2017	$9,856	$10,562	$10,622	$10,238
3/31/2017	$10,094	$10,830	$10,901	$10,520
4/30/2017	$10,390	$11,062	$11,141	$10,787
5/31/2017	$10,629	$11,421	$11,514	$11,183
6/30/2017	$10,637	$11,456	$11,555	$11,163
7/31/2017	$11,040	$11,879	$11,984	$11,485
8/31/2017	$11,122	$11,941	$12,049	$11,481
9/30/2017	$11,418	$12,162	$12,277	$11,767
10/31/2017	$11,566	$12,391	$12,509	$11,945
11/30/2017	$11,780	$12,492	$12,613	$12,071
12/31/2017	$11,937	$12,771	$12,899	$12,265
1/31/2018	$12,583	$13,482	$13,618	$12,880
2/28/2018	$11,887	$12,847	$12,978	$12,298
3/31/2018	$11,820	$12,620	$12,760	$12,077
4/30/2018	$11,878	$12,821	$12,974	$12,352
5/31/2018	$11,585	$12,525	$12,688	$12,075
6/30/2018	$11,215	$12,290	$12,454	$11,927
7/31/2018	$11,366	$12,584	$12,756	$12,221
8/31/2018	$11,266	$12,321	$12,492	$11,985
9/30/2018	$11,257	$12,377	$12,554	$12,089
10/31/2018	$10,183	$11,370	$11,534	$11,127
11/30/2018	$10,208	$11,478	$11,645	$11,113
12/31/2018	$9,768	$10,958	$11,122	$10,573
1/31/2019	$10,369	$11,786	$11,964	$11,268
2/28/2019	$10,567	$12,016	$12,200	$11,555
3/31/2019	$10,704	$12,088	$12,283	$11,628
4/30/2019	$11,004	$12,407	$12,616	$11,955
5/31/2019	$10,446	$11,742	$11,953	$11,381
6/30/2019	$11,176	$12,448	$12,679	$12,056
7/31/2019	$10,910	$12,298	$12,529	$11,903
8/31/2019	$10,755	$11,918	$12,145	$11,595
9/30/2019	$10,901	$12,225	$12,463	$11,927
10/31/2019	$11,279	$12,651	$12,900	$12,356
11/30/2019	$11,365	$12,763	$13,016	$12,495
12/31/2019	$11,854	$13,316	$13,583	$12,901
1/31/2020	$11,471	$12,958	$13,220	$12,631
2/29/2020	$10,766	$11,933	$12,177	$11,490
3/31/2020	$9,267	$10,206	$10,423	$9,956
4/30/2020	$9,929	$10,979	$11,220	$10,599
5/31/2020	$10,295	$11,338	$11,593	$11,061
6/30/2020	$10,948	$11,850	$12,122	$11,437
7/31/2020	$11,532	$12,379	$12,668	$11,704
8/31/2020	$11,976	$12,909	$13,213	$12,306
9/30/2020	$11,819	$12,592	$12,893	$11,986
10/31/2020	$11,637	$12,321	$12,618	$11,507
11/30/2020	$13,048	$13,978	$14,317	$13,291
12/31/2020	$13,860	$14,734	$15,095	$13,909
1/31/2021	$13,763	$14,766	$15,130	$13,761
2/28/2021	$14,098	$15,058	$15,432	$14,070
3/31/2021	$14,256	$15,248	$15,638	$14,393
4/30/2021	$14,750	$15,698	$16,108	$14,826
5/31/2021	$15,322	$16,189	$16,623	$15,310
6/30/2021	$15,111	$16,083	$16,521	$15,137
7/31/2021	$15,243	$15,819	$16,253	$15,251
8/31/2021	$15,578	$16,119	$16,565	$15,520
9/30/2021	$14,961	$15,603	$16,045	$15,070
10/31/2021	$15,490	$15,975	$16,432	$15,441
11/30/2021	$14,847	$15,256	$15,694	$14,722
12/31/2021	$15,484	$15,887	$16,347	$15,476
1/31/2022	$14,726	$15,301	$15,746	$14,728
2/28/2022	$14,089	$14,998	$15,437	$14,468
3/31/2022	$13,999	$15,022	$15,475	$14,561
4/30/2022	$13,102	$14,079	$14,513	$13,619
5/31/2022	$13,202	$14,180	$14,632	$13,721
6/30/2022	$12,176	$12,960	$13,379	$12,448
7/31/2022	$12,624	$13,404	$13,842	$13,068
8/31/2022	$12,076	$12,973	$13,401	$12,447
9/30/2022	$11,010	$11,676	$12,068	$11,283
10/31/2022	$11,508	$12,025	$12,431	$11,889
11/30/2022	$12,933	$13,445	$13,900	$13,229
12/31/2022	$12,561	$13,344	$13,802	$13,239
1/31/2023	$13,608	$14,426	$14,924	$14,311
2/28/2023	$13,039	$13,920	$14,402	$14,013
3/31/2023	$13,405	$14,261	$14,768	$14,360
4/30/2023	$13,578	$14,508	$15,036	$14,765
5/31/2023	$13,120	$13,980	$14,504	$14,141
6/30/2023	$13,730	$14,608	$15,163	$14,784
7/31/2023	$13,995	$15,202	$15,784	$15,263
8/31/2023	$13,557	$14,515	$15,074	$14,678
9/30/2023	$12,977	$14,057	$14,605	$14,176
10/31/2023	$12,510	$13,477	$14,005	$13,602
11/30/2023	$13,527	$14,690	$15,268	$14,864
12/31/2023	$14,108	$15,428	$16,039	$15,654
1/31/2024	$14,191	$15,275	$15,882	$15,744
2/29/2024	$14,967	$15,661	$16,287	$16,032
3/31/2024	$15,619	$16,151	$16,811	$16,559
4/30/2024	$15,143	$15,861	$16,523	$16,135
5/31/2024	$15,826	$16,321	$17,018	$16,760
6/30/2024	$15,774	$16,306	$17,008	$16,490
7/31/2024	$16,054	$16,683	$17,407	$16,974
8/31/2024	$16,468	$17,158	$17,907	$17,525
9/30/2024	$16,665	$17,621	$18,397	$17,687
10/31/2024	$15,888	$16,756	$17,504	$16,725
11/30/2024	$15,878	$16,605	$17,348	$16,631
12/31/2024	$15,411	$16,282	$17,017	$16,252
1/31/2025	$16,178	$16,938	$17,705	$17,106
2/28/2025	$16,577	$17,173	$17,954	$17,438
3/31/2025	$16,534	$17,134	$17,929	$17,368
4/30/2025	$17,171	$17,753	$18,591	$18,163
5/31/2025	$18,002	$18,566	$19,462	$18,994
6/30/2025	$18,714	$19,196	$20,133	$19,413
7/31/2025	$18,379	$19,141	$20,082	$19,140
8/31/2025	$18,833	$19,805	$20,792	$19,956
9/30/2025	$19,383	$20,519	$21,549	$20,338
10/31/2025	$19,750	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	24.31%	11.16%	7.04%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LICSX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8720-R4

12/25

Class R5

LICTX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$74	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.60%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,793	$9,795	$9,844
12/31/2015	$9,724	$9,609	$9,613	$9,712
1/31/2016	$9,261	$8,955	$8,961	$9,009
2/29/2016	$8,958	$8,853	$8,861	$8,844
3/31/2016	$9,445	$9,573	$9,588	$9,420
4/30/2016	$9,501	$9,825	$9,849	$9,693
5/31/2016	$9,549	$9,659	$9,692	$9,605
6/30/2016	$9,182	$9,511	$9,549	$9,282
7/31/2016	$9,685	$9,981	$10,024	$9,753
8/31/2016	$9,740	$10,045	$10,089	$9,760
9/30/2016	$9,828	$10,168	$10,218	$9,879
10/31/2016	$9,669	$10,022	$10,072	$9,677
11/30/2016	$9,301	$9,791	$9,840	$9,485
12/31/2016	$9,575	$10,041	$10,095	$9,809
1/31/2017	$9,837	$10,396	$10,454	$10,093
2/28/2017	$9,894	$10,562	$10,622	$10,238
3/31/2017	$10,131	$10,830	$10,901	$10,520
4/30/2017	$10,426	$11,062	$11,141	$10,787
5/31/2017	$10,671	$11,421	$11,514	$11,183
6/30/2017	$10,671	$11,456	$11,555	$11,163
7/31/2017	$11,081	$11,879	$11,984	$11,485
8/31/2017	$11,171	$11,941	$12,049	$11,481
9/30/2017	$11,465	$12,162	$12,277	$11,767
10/31/2017	$11,612	$12,391	$12,509	$11,945
11/30/2017	$11,833	$12,492	$12,613	$12,071
12/31/2017	$11,996	$12,771	$12,899	$12,265
1/31/2018	$12,648	$13,482	$13,618	$12,880
2/28/2018	$11,946	$12,847	$12,978	$12,298
3/31/2018	$11,887	$12,620	$12,760	$12,077
4/30/2018	$11,946	$12,821	$12,974	$12,352
5/31/2018	$11,653	$12,525	$12,688	$12,075
6/30/2018	$11,276	$12,290	$12,454	$11,927
7/31/2018	$11,435	$12,584	$12,756	$12,221
8/31/2018	$11,335	$12,321	$12,492	$11,985
9/30/2018	$11,327	$12,377	$12,554	$12,089
10/31/2018	$10,256	$11,370	$11,534	$11,127
11/30/2018	$10,281	$11,478	$11,645	$11,113
12/31/2018	$9,832	$10,958	$11,122	$10,573
1/31/2019	$10,441	$11,786	$11,964	$11,268
2/28/2019	$10,646	$12,016	$12,200	$11,555
3/31/2019	$10,784	$12,088	$12,283	$11,628
4/30/2019	$11,092	$12,407	$12,616	$11,955
5/31/2019	$10,526	$11,742	$11,953	$11,381
6/30/2019	$11,272	$12,448	$12,679	$12,056
7/31/2019	$11,007	$12,298	$12,529	$11,903
8/31/2019	$10,844	$11,918	$12,145	$11,595
9/30/2019	$10,998	$12,225	$12,463	$11,927
10/31/2019	$11,384	$12,651	$12,900	$12,356
11/30/2019	$11,478	$12,763	$13,016	$12,495
12/31/2019	$11,970	$13,316	$13,583	$12,901
1/31/2020	$11,577	$12,958	$13,220	$12,631
2/29/2020	$10,871	$11,933	$12,177	$11,490
3/31/2020	$9,354	$10,206	$10,423	$9,956
4/30/2020	$10,034	$10,979	$11,220	$10,599
5/31/2020	$10,409	$11,338	$11,593	$11,061
6/30/2020	$11,063	$11,850	$12,122	$11,437
7/31/2020	$11,656	$12,379	$12,668	$11,704
8/31/2020	$12,109	$12,909	$13,213	$12,306
9/30/2020	$11,952	$12,592	$12,893	$11,986
10/31/2020	$11,769	$12,321	$12,618	$11,507
11/30/2020	$13,199	$13,978	$14,317	$13,291
12/31/2020	$14,033	$14,734	$15,095	$13,909
1/31/2021	$13,936	$14,766	$15,130	$13,761
2/28/2021	$14,272	$15,058	$15,432	$14,070
3/31/2021	$14,431	$15,248	$15,638	$14,393
4/30/2021	$14,935	$15,698	$16,108	$14,826
5/31/2021	$15,527	$16,189	$16,623	$15,310
6/30/2021	$15,315	$16,083	$16,521	$15,137
7/31/2021	$15,456	$15,819	$16,253	$15,251
8/31/2021	$15,792	$16,119	$16,565	$15,520
9/30/2021	$15,173	$15,603	$16,045	$15,070
10/31/2021	$15,712	$15,975	$16,432	$15,441
11/30/2021	$15,058	$15,256	$15,694	$14,722
12/31/2021	$15,710	$15,887	$16,347	$15,476
1/31/2022	$14,939	$15,301	$15,746	$14,728
2/28/2022	$14,299	$14,998	$15,437	$14,468
3/31/2022	$14,209	$15,022	$15,475	$14,561
4/30/2022	$13,308	$14,079	$14,513	$13,619
5/31/2022	$13,408	$14,180	$14,632	$13,721
6/30/2022	$12,368	$12,960	$13,379	$12,448
7/31/2022	$12,828	$13,404	$13,842	$13,068
8/31/2022	$12,277	$12,973	$13,401	$12,447
9/30/2022	$11,187	$11,676	$12,068	$11,283
10/31/2022	$11,697	$12,025	$12,431	$11,889
11/30/2022	$13,148	$13,445	$13,900	$13,229
12/31/2022	$12,765	$13,344	$13,802	$13,239
1/31/2023	$13,840	$14,426	$14,924	$14,311
2/28/2023	$13,267	$13,920	$14,402	$14,013
3/31/2023	$13,646	$14,261	$14,768	$14,360
4/30/2023	$13,820	$14,508	$15,036	$14,765
5/31/2023	$13,349	$13,980	$14,504	$14,141
6/30/2023	$13,984	$14,608	$15,163	$14,784
7/31/2023	$14,260	$15,202	$15,784	$15,263
8/31/2023	$13,810	$14,515	$15,074	$14,678
9/30/2023	$13,226	$14,057	$14,605	$14,176
10/31/2023	$12,745	$13,477	$14,005	$13,602
11/30/2023	$13,789	$14,690	$15,268	$14,864
12/31/2023	$14,380	$15,428	$16,039	$15,654
1/31/2024	$14,474	$15,275	$15,882	$15,744
2/29/2024	$15,257	$15,661	$16,287	$16,032
3/31/2024	$15,936	$16,151	$16,811	$16,559
4/30/2024	$15,456	$15,861	$16,523	$16,135
5/31/2024	$16,145	$16,321	$17,018	$16,760
6/30/2024	$16,093	$16,306	$17,008	$16,490
7/31/2024	$16,385	$16,683	$17,407	$16,974
8/31/2024	$16,824	$17,158	$17,907	$17,525
9/30/2024	$17,022	$17,621	$18,397	$17,687
10/31/2024	$16,228	$16,756	$17,504	$16,725
11/30/2024	$16,228	$16,605	$17,348	$16,631
12/31/2024	$15,760	$16,282	$17,017	$16,252
1/31/2025	$16,534	$16,938	$17,705	$17,106
2/28/2025	$16,948	$17,173	$17,954	$17,438
3/31/2025	$16,916	$17,134	$17,929	$17,368
4/30/2025	$17,559	$17,753	$18,591	$18,163
5/31/2025	$18,421	$18,566	$19,462	$18,994
6/30/2025	$19,151	$19,196	$20,133	$19,413
7/31/2025	$18,813	$19,141	$20,082	$19,140
8/31/2025	$19,282	$19,805	$20,792	$19,956
9/30/2025	$19,849	$20,519	$21,549	$20,338
10/31/2025	$20,220	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	24.60%	11.43%	7.29%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LICTX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8752-R5

12/25

Class R6

LICVX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 24.66%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 24.93% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation Commerzbank AG.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Brunello Cucinelli S.p.A. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Xiaomi Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,793	$9,795	$9,844
12/31/2015	$9,726	$9,609	$9,613	$9,712
1/31/2016	$9,263	$8,955	$8,961	$9,009
2/29/2016	$8,960	$8,853	$8,861	$8,844
3/31/2016	$9,447	$9,573	$9,588	$9,420
4/30/2016	$9,511	$9,825	$9,849	$9,693
5/31/2016	$9,559	$9,659	$9,692	$9,605
6/30/2016	$9,184	$9,511	$9,549	$9,282
7/31/2016	$9,694	$9,981	$10,024	$9,753
8/31/2016	$9,750	$10,045	$10,089	$9,760
9/30/2016	$9,846	$10,168	$10,218	$9,879
10/31/2016	$9,686	$10,022	$10,072	$9,677
11/30/2016	$9,319	$9,791	$9,840	$9,485
12/31/2016	$9,588	$10,041	$10,095	$9,809
1/31/2017	$9,858	$10,396	$10,454	$10,093
2/28/2017	$9,915	$10,562	$10,622	$10,238
3/31/2017	$10,152	$10,830	$10,901	$10,520
4/30/2017	$10,455	$11,062	$11,141	$10,787
5/31/2017	$10,700	$11,421	$11,514	$11,183
6/30/2017	$10,700	$11,456	$11,555	$11,163
7/31/2017	$11,109	$11,879	$11,984	$11,485
8/31/2017	$11,207	$11,941	$12,049	$11,481
9/30/2017	$11,502	$12,162	$12,277	$11,767
10/31/2017	$11,657	$12,391	$12,509	$11,945
11/30/2017	$11,878	$12,492	$12,613	$12,071
12/31/2017	$12,042	$12,771	$12,899	$12,265
1/31/2018	$12,694	$13,482	$13,618	$12,880
2/28/2018	$11,992	$12,847	$12,978	$12,298
3/31/2018	$11,933	$12,620	$12,760	$12,077
4/30/2018	$11,992	$12,821	$12,974	$12,352
5/31/2018	$11,699	$12,525	$12,688	$12,075
6/30/2018	$11,323	$12,290	$12,454	$11,927
7/31/2018	$11,482	$12,584	$12,756	$12,221
8/31/2018	$11,390	$12,321	$12,492	$11,985
9/30/2018	$11,381	$12,377	$12,554	$12,089
10/31/2018	$10,303	$11,370	$11,534	$11,127
11/30/2018	$10,328	$11,478	$11,645	$11,113
12/31/2018	$9,881	$10,958	$11,122	$10,573
1/31/2019	$10,498	$11,786	$11,964	$11,268
2/28/2019	$10,703	$12,016	$12,200	$11,555
3/31/2019	$10,840	$12,088	$12,283	$11,628
4/30/2019	$11,149	$12,407	$12,616	$11,955
5/31/2019	$10,583	$11,742	$11,953	$11,381
6/30/2019	$11,329	$12,448	$12,679	$12,056
7/31/2019	$11,063	$12,298	$12,529	$11,903
8/31/2019	$10,900	$11,918	$12,145	$11,595
9/30/2019	$11,055	$12,225	$12,463	$11,927
10/31/2019	$11,440	$12,651	$12,900	$12,356
11/30/2019	$11,534	$12,763	$13,016	$12,495
12/31/2019	$12,036	$13,316	$13,583	$12,901
1/31/2020	$11,644	$12,958	$13,220	$12,631
2/29/2020	$10,938	$11,933	$12,177	$11,490
3/31/2020	$9,413	$10,206	$10,423	$9,956
4/30/2020	$10,093	$10,979	$11,220	$10,599
5/31/2020	$10,467	$11,338	$11,593	$11,061
6/30/2020	$11,138	$11,850	$12,122	$11,437
7/31/2020	$11,731	$12,379	$12,668	$11,704
8/31/2020	$12,184	$12,909	$13,213	$12,306
9/30/2020	$12,027	$12,592	$12,893	$11,986
10/31/2020	$11,844	$12,321	$12,618	$11,507
11/30/2020	$13,282	$13,978	$14,317	$13,291
12/31/2020	$14,118	$14,734	$15,095	$13,909
1/31/2021	$14,021	$14,766	$15,130	$13,761
2/28/2021	$14,366	$15,058	$15,432	$14,070
3/31/2021	$14,534	$15,248	$15,638	$14,393
4/30/2021	$15,037	$15,698	$16,108	$14,826
5/31/2021	$15,629	$16,189	$16,623	$15,310
6/30/2021	$15,417	$16,083	$16,521	$15,137
7/31/2021	$15,559	$15,819	$16,253	$15,251
8/31/2021	$15,903	$16,119	$16,565	$15,520
9/30/2021	$15,276	$15,603	$16,045	$15,070
10/31/2021	$15,824	$15,975	$16,432	$15,441
11/30/2021	$15,170	$15,256	$15,694	$14,722
12/31/2021	$15,826	$15,887	$16,347	$15,476
1/31/2022	$15,056	$15,301	$15,746	$14,728
2/28/2022	$14,406	$14,998	$15,437	$14,468
3/31/2022	$14,316	$15,022	$15,475	$14,561
4/30/2022	$13,406	$14,079	$14,513	$13,619
5/31/2022	$13,516	$14,180	$14,632	$13,721
6/30/2022	$12,467	$12,960	$13,379	$12,448
7/31/2022	$12,926	$13,404	$13,842	$13,068
8/31/2022	$12,377	$12,973	$13,401	$12,447
9/30/2022	$11,277	$11,676	$12,068	$11,283
10/31/2022	$11,787	$12,025	$12,431	$11,889
11/30/2022	$13,256	$13,445	$13,900	$13,229
12/31/2022	$12,877	$13,344	$13,802	$13,239
1/31/2023	$13,961	$14,426	$14,924	$14,311
2/28/2023	$13,378	$13,920	$14,402	$14,013
3/31/2023	$13,757	$14,261	$14,768	$14,360
4/30/2023	$13,941	$14,508	$15,036	$14,765
5/31/2023	$13,470	$13,980	$14,504	$14,141
6/30/2023	$14,104	$14,608	$15,163	$14,784
7/31/2023	$14,380	$15,202	$15,784	$15,263
8/31/2023	$13,930	$14,515	$15,074	$14,678
9/30/2023	$13,337	$14,057	$14,605	$14,176
10/31/2023	$12,856	$13,477	$14,005	$13,602
11/30/2023	$13,910	$14,690	$15,268	$14,864
12/31/2023	$14,514	$15,428	$16,039	$15,654
1/31/2024	$14,597	$15,275	$15,882	$15,744
2/29/2024	$15,401	$15,661	$16,287	$16,032
3/31/2024	$16,079	$16,151	$16,811	$16,559
4/30/2024	$15,599	$15,861	$16,523	$16,135
5/31/2024	$16,298	$16,321	$17,018	$16,760
6/30/2024	$16,246	$16,306	$17,008	$16,490
7/31/2024	$16,538	$16,683	$17,407	$16,974
8/31/2024	$16,987	$17,158	$17,907	$17,525
9/30/2024	$17,185	$17,621	$18,397	$17,687
10/31/2024	$16,392	$16,756	$17,504	$16,725
11/30/2024	$16,381	$16,605	$17,348	$16,631
12/31/2024	$15,913	$16,282	$17,017	$16,252
1/31/2025	$16,698	$16,938	$17,705	$17,106
2/28/2025	$17,122	$17,173	$17,954	$17,438
3/31/2025	$17,079	$17,134	$17,929	$17,368
4/30/2025	$17,732	$17,753	$18,591	$18,163
5/31/2025	$18,604	$18,566	$19,462	$18,994
6/30/2025	$19,344	$19,196	$20,133	$19,413
7/31/2025	$19,007	$19,141	$20,082	$19,140
8/31/2025	$19,486	$19,805	$20,792	$19,956
9/30/2025	$20,052	$20,519	$21,549	$20,338
10/31/2025	$20,434	$20,933	$21,988	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	24.66%	11.52%	7.41%
MSCI ACWI Ex USA Index with Net Dividends	24.93%	11.18%	7.67%
MSCI ACWI Ex USA Index with Gross Dividends	25.62%	11.75%	8.20%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$500,838,825
# of Portfolio Holdings	108
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$1,747,585

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.35%
Consumer Discretionary	9.26%
Consumer Staples	5.59%
Energy	3.30%
Financials	22.50%
Health Care	7.47%
Industrials	19.78%
Information Technology	16.09%
Materials	5.62%
Real Estate	0.65%
Utilities	1.40%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	0.56%
Time DepositsFootnote Reference(a)	0.06%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LICVX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8784-R6

12/25

Class A

ALFAX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.13%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$9,424	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,586	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,268	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,480	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,373	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,019	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,077	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,297	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,213	$10,024	$10,008	$10,003	$10,250
7/31/2016	$9,708	$10,623	$10,604	$10,504	$10,628
8/31/2016	$9,803	$10,811	$10,753	$10,646	$10,643
9/30/2016	$9,931	$10,931	$10,897	$10,701	$10,645
10/31/2016	$9,510	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,078	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,121	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,329	$11,943	$11,767	$11,748	$11,262
2/28/2017	$10,497	$12,174	$11,995	$11,928	$11,709
3/31/2017	$10,596	$12,190	$12,047	$11,924	$11,723
4/30/2017	$10,743	$12,324	$12,221	$12,137	$11,843
5/31/2017	$10,764	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,013	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,202	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,173	$12,423	$12,466	$12,106	$12,371
9/30/2017	$11,644	$13,198	$13,178	$12,809	$12,626
10/31/2017	$11,845	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,115	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,204	$13,639	$13,677	$13,285	$13,465
1/31/2018	$12,640	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,241	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,305	$13,628	$13,650	$13,139	$13,363
4/30/2018	$12,388	$13,745	$13,779	$13,205	$13,414
5/31/2018	$12,998	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,099	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,136	$14,940	$14,754	$14,159	$14,336
8/31/2018	$13,934	$15,584	$15,292	$14,659	$14,803
9/30/2018	$13,833	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,214	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,264	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,052	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,228	$13,502	$13,318	$12,834	$13,906
2/28/2019	$12,931	$14,204	$13,959	$13,435	$14,353
3/31/2019	$12,759	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,210	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,298	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,221	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,210	$14,280	$14,047	$13,560	$15,481
8/31/2019	$12,684	$13,575	$13,403	$12,917	$15,236
9/30/2019	$12,679	$13,857	$13,682	$13,305	$15,521
10/31/2019	$12,904	$14,222	$14,078	$13,559	$15,857
11/30/2019	$13,355	$14,808	$14,616	$14,006	$16,432
12/31/2019	$13,796	$15,235	$15,080	$14,380	$16,928
1/31/2020	$13,562	$14,746	$14,598	$13,864	$16,922
2/29/2020	$12,516	$13,505	$13,336	$12,527	$15,529
3/31/2020	$9,845	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,236	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,276	$12,805	$12,706	$11,543	$16,087
6/30/2020	$12,749	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,316	$13,625	$13,547	$12,219	$17,332
8/31/2020	$13,931	$14,392	$14,336	$12,747	$18,578
9/30/2020	$13,685	$13,911	$13,891	$12,254	$17,872
10/31/2020	$13,900	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,103	$16,821	$16,585	$14,639	$19,301
12/31/2020	$17,394	$18,276	$17,968	$15,780	$20,043
1/31/2021	$17,752	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,088	$20,392	$19,799	$17,633	$20,388
3/31/2021	$19,142	$20,597	$20,018	$18,297	$21,281
4/30/2021	$19,979	$21,029	$20,505	$18,926	$22,416
5/31/2021	$19,806	$21,072	$20,618	$19,181	$22,573
6/30/2021	$19,846	$21,481	$20,927	$19,055	$23,100
7/31/2021	$19,587	$20,705	$20,307	$18,735	$23,649
8/31/2021	$19,979	$21,168	$20,769	$19,098	$24,368
9/30/2021	$19,354	$20,544	$20,140	$18,615	$23,234
10/31/2021	$20,198	$21,418	$20,918	$19,414	$24,862
11/30/2021	$19,288	$20,525	$19,980	$18,828	$24,690
12/31/2021	$19,991	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,063	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,014	$19,166	$18,731	$18,634	$23,729
3/31/2022	$17,797	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,163	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,219	$17,508	$17,164	$17,505	$22,505
6/30/2022	$14,704	$16,068	$15,669	$15,948	$20,648
7/31/2022	$15,980	$17,746	$17,210	$17,435	$22,552
8/31/2022	$15,532	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,101	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,300	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,002	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,305	$16,696	$16,300	$16,762	$21,125
1/31/2023	$16,663	$18,323	$17,863	$18,307	$22,452
2/28/2023	$16,476	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,220	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,138	$16,844	$16,620	$16,890	$23,063
5/31/2023	$15,913	$16,689	$16,381	$16,520	$23,163
6/30/2023	$16,791	$18,046	$17,597	$17,914	$24,693
7/31/2023	$17,413	$19,149	$18,644	$18,825	$25,487
8/31/2023	$16,723	$18,191	$17,748	$18,158	$25,081
9/30/2023	$15,688	$17,120	$16,733	$17,221	$23,885
10/31/2023	$14,690	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,033	$17,396	$17,052	$17,535	$25,518
12/31/2023	$17,434	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,254	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,120	$19,824	$19,195	$19,653	$28,574
3/31/2024	$18,716	$20,533	$19,902	$20,489	$29,494
4/30/2024	$17,630	$19,088	$18,633	$19,261	$28,289
5/31/2024	$18,595	$20,046	$19,566	$20,149	$29,692
6/30/2024	$18,444	$19,860	$19,327	$19,796	$30,757
7/31/2024	$19,515	$21,878	$21,118	$21,505	$31,132
8/31/2024	$19,771	$21,551	$20,898	$21,321	$31,887
9/30/2024	$19,914	$21,702	$21,108	$21,427	$32,568
10/31/2024	$19,522	$21,388	$20,663	$21,062	$32,272
11/30/2024	$21,098	$23,735	$22,573	$23,128	$34,167
12/31/2024	$19,733	$21,774	$20,898	$21,417	$33,352
1/31/2025	$20,097	$22,345	$21,468	$22,062	$34,281
2/28/2025	$18,980	$21,150	$20,492	$21,018	$33,834
3/31/2025	$17,978	$19,710	$19,305	$19,774	$31,928
4/30/2025	$18,038	$19,255	$19,098	$19,143	$31,711
5/31/2025	$18,912	$20,283	$20,141	$20,120	$33,707
6/30/2025	$19,976	$21,386	$21,214	$20,976	$35,421
7/31/2025	$20,181	$21,757	$21,546	$21,232	$36,216
8/31/2025	$20,948	$23,311	$22,981	$22,474	$36,950
9/30/2025	$21,268	$24,036	$23,672	$22,517	$38,299
10/31/2025	$21,306	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	9.13%	8.92%	8.50%
Class A with sales charge	2.86%	7.63%	7.86%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

ALFAX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-265-A

12/25

Class C

ALFCX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.26%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,168	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,820	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,979	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,861	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,537	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,593	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,820	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,729	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,243	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,335	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,466	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,012	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,605	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,647	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,860	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,028	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,122	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,271	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,286	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,543	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,731	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,691	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,181	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,384	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,656	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,744	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,185	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,767	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,823	$13,628	$13,650	$13,139	$13,363
4/30/2018	$12,902	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,529	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,625	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,653	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,473	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,360	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,671	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,716	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,447	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,666	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,380	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,198	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,649	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,700	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,649	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,629	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,077	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,064	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,286	$14,222	$14,078	$13,559	$15,857
11/30/2019	$13,744	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,189	$15,235	$15,080	$14,380	$16,928
1/31/2020	$13,941	$14,746	$14,598	$13,864	$16,922
2/29/2020	$12,857	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,113	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,525	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,586	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,064	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,630	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,253	$14,392	$14,336	$12,747	$18,578
9/30/2020	$13,997	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,213	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,454	$16,821	$16,585	$14,639	$19,301
12/31/2020	$17,756	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,105	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,467	$20,392	$19,799	$17,633	$20,388
3/31/2021	$19,502	$20,597	$20,018	$18,297	$21,281
4/30/2021	$20,349	$21,029	$20,505	$18,926	$22,416
5/31/2021	$20,157	$21,072	$20,618	$19,181	$22,573
6/30/2021	$20,183	$21,481	$20,927	$19,055	$23,100
7/31/2021	$19,912	$20,705	$20,307	$18,735	$23,649
8/31/2021	$20,296	$21,168	$20,769	$19,098	$24,368
9/30/2021	$19,650	$20,544	$20,140	$18,615	$23,234
10/31/2021	$20,488	$21,418	$20,918	$19,414	$24,862
11/30/2021	$19,554	$20,525	$19,980	$18,828	$24,690
12/31/2021	$20,259	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,291	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,226	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,004	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,333	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,380	$17,508	$17,164	$17,505	$22,505
6/30/2022	$14,839	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,120	$17,746	$17,210	$17,435	$22,552
8/31/2022	$15,656	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,208	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,405	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,101	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,388	$16,696	$16,300	$16,762	$21,125
1/31/2023	$16,752	$18,323	$17,863	$18,307	$22,452
2/28/2023	$16,550	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,278	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,187	$16,844	$16,620	$16,890	$23,063
5/31/2023	$15,954	$16,689	$16,381	$16,520	$23,163
6/30/2023	$16,823	$18,046	$17,597	$17,914	$24,693
7/31/2023	$17,440	$19,149	$18,644	$18,825	$25,487
8/31/2023	$16,742	$18,191	$17,748	$18,158	$25,081
9/30/2023	$15,681	$17,120	$16,733	$17,221	$23,885
10/31/2023	$14,681	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,015	$17,396	$17,052	$17,535	$25,518
12/31/2023	$17,398	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,205	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,068	$19,824	$19,195	$19,653	$28,574
3/31/2024	$18,647	$20,533	$19,902	$20,489	$29,494
4/30/2024	$17,550	$19,088	$18,633	$19,261	$28,289
5/31/2024	$18,505	$20,046	$19,566	$20,149	$29,692
6/30/2024	$18,342	$19,860	$19,327	$19,796	$30,757
7/31/2024	$19,389	$21,878	$21,118	$21,505	$31,132
8/31/2024	$19,632	$21,551	$20,898	$21,321	$31,887
9/30/2024	$19,764	$21,702	$21,108	$21,427	$32,568
10/31/2024	$19,368	$21,388	$20,663	$21,062	$32,272
11/30/2024	$20,912	$23,735	$22,573	$23,128	$34,167
12/31/2024	$19,554	$21,774	$20,898	$21,417	$33,352
1/31/2025	$19,892	$22,345	$21,468	$22,062	$34,281
2/28/2025	$18,785	$21,150	$20,492	$21,018	$33,834
3/31/2025	$17,780	$19,710	$19,305	$19,774	$31,928
4/30/2025	$17,821	$19,255	$19,098	$19,143	$31,711
5/31/2025	$18,682	$20,283	$20,141	$20,120	$33,707
6/30/2025	$19,718	$21,386	$21,214	$20,976	$35,421
7/31/2025	$19,902	$21,757	$21,546	$21,232	$36,216
8/31/2025	$20,651	$23,311	$22,981	$22,474	$36,950
9/30/2025	$20,958	$24,036	$23,672	$22,517	$38,299
10/31/2025	$20,969	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	8.26%	8.09%	7.69%
Class C with sales charge	7.26%	8.09%	7.69%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

ALFCX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-679-C

12/25

Class F

ALFFX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.27%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,174	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,837	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,001	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,889	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,572	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,638	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,872	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,786	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,311	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,415	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,551	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,105	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,711	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,760	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,981	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,159	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,268	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,424	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,446	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,719	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,919	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,888	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,392	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,609	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,895	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,994	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,455	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,037	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,105	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,198	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,849	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,955	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,999	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,849	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,742	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,018	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,076	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,778	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,041	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,791	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,609	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,087	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,120	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,104	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,098	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,541	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,535	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,774	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,258	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,731	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,483	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,370	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,517	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,002	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,109	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,624	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,229	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,887	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,627	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,861	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,219	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,601	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,981	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,417	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,473	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,374	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,191	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,240	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,966	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,388	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,719	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,627	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,649	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,409	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,351	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,299	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,068	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,322	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,381	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,761	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,136	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,653	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,122	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,415	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,166	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,419	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,881	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,674	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,404	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,317	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,078	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,024	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,699	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,960	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,848	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,784	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,221	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,729	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,537	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,472	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,111	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,953	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,983	$20,046	$19,566	$20,149	$29,692
6/30/2024	$19,831	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,981	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,261	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,413	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,005	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,690	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,227	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,622	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,429	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,349	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,413	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,364	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,509	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,735	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,557	$23,311	$22,981	$22,474	$36,950
9/30/2025	$22,912	$24,036	$23,672	$22,517	$38,299
10/31/2025	$22,952	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	9.27%	9.08%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

ALFFX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1025-F

12/25

Class F3

ALFOX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$10	0.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.48%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,218	$10,240	$10,257	$10,298	$10,112
5/31/2017	$10,241	$10,032	$10,142	$10,110	$10,254
6/30/2017	$10,486	$10,378	$10,447	$10,361	$10,318
7/31/2017	$10,665	$10,455	$10,566	$10,442	$10,530
8/31/2017	$10,639	$10,322	$10,464	$10,271	$10,562
9/30/2017	$11,094	$10,967	$11,061	$10,868	$10,780
10/31/2017	$11,289	$11,060	$11,164	$10,995	$11,032
11/30/2017	$11,545	$11,379	$11,467	$11,293	$11,370
12/31/2017	$11,636	$11,333	$11,479	$11,271	$11,496
1/31/2018	$12,055	$11,629	$11,818	$11,544	$12,155
2/28/2018	$11,679	$11,179	$11,354	$11,051	$11,707
3/31/2018	$11,743	$11,323	$11,457	$11,148	$11,409
4/30/2018	$11,824	$11,421	$11,565	$11,204	$11,453
5/31/2018	$12,410	$12,115	$12,154	$11,739	$11,729
6/30/2018	$12,508	$12,201	$12,191	$11,808	$11,801
7/31/2018	$12,551	$12,414	$12,383	$12,014	$12,240
8/31/2018	$13,311	$12,949	$12,835	$12,437	$12,639
9/30/2018	$13,222	$12,638	$12,557	$12,157	$12,711
10/31/2018	$11,675	$11,265	$11,210	$10,948	$11,842
11/30/2018	$11,730	$11,444	$11,348	$11,103	$12,083
12/31/2018	$10,570	$10,085	$10,091	$9,825	$10,992
1/31/2019	$11,704	$11,219	$11,179	$10,889	$11,873
2/28/2019	$12,374	$11,803	$11,716	$11,399	$12,254
3/31/2019	$12,214	$11,556	$11,499	$11,151	$12,493
4/30/2019	$12,648	$11,948	$11,882	$11,594	$12,998
5/31/2019	$11,779	$11,019	$11,008	$10,679	$12,172
6/30/2019	$12,668	$11,798	$11,750	$11,422	$13,030
7/31/2019	$12,663	$11,866	$11,790	$11,505	$13,218
8/31/2019	$12,164	$11,280	$11,249	$10,960	$13,008
9/30/2019	$12,159	$11,514	$11,484	$11,288	$13,252
10/31/2019	$12,379	$11,818	$11,816	$11,504	$13,539
11/30/2019	$12,813	$12,304	$12,268	$11,883	$14,030
12/31/2019	$13,238	$12,659	$12,657	$12,201	$14,453
1/31/2020	$13,022	$12,253	$12,252	$11,763	$14,448
2/29/2020	$12,018	$11,221	$11,194	$10,629	$13,258
3/31/2020	$9,458	$8,783	$8,820	$8,188	$11,621
4/30/2020	$10,792	$9,990	$10,007	$9,289	$13,111
5/31/2020	$11,796	$10,640	$10,664	$9,794	$13,735
6/30/2020	$12,258	$11,016	$11,025	$10,028	$14,008
7/31/2020	$12,805	$11,321	$11,371	$10,368	$14,798
8/31/2020	$13,398	$11,959	$12,032	$10,815	$15,862
9/30/2020	$13,170	$11,559	$11,660	$10,397	$15,259
10/31/2020	$13,381	$11,801	$11,806	$10,656	$14,853
11/30/2020	$15,507	$13,977	$13,920	$12,420	$16,479
12/31/2020	$16,753	$15,186	$15,081	$13,389	$17,113
1/31/2021	$17,097	$15,950	$15,720	$13,745	$16,940
2/28/2021	$18,396	$16,944	$16,618	$14,961	$17,407
3/31/2021	$18,445	$17,114	$16,801	$15,524	$18,169
4/30/2021	$19,264	$17,473	$17,211	$16,058	$19,139
5/31/2021	$19,098	$17,510	$17,306	$16,275	$19,273
6/30/2021	$19,147	$17,849	$17,565	$16,167	$19,723
7/31/2021	$18,901	$17,204	$17,044	$15,896	$20,191
8/31/2021	$19,288	$17,589	$17,432	$16,204	$20,805
9/30/2021	$18,691	$17,070	$16,904	$15,794	$19,838
10/31/2021	$19,510	$17,797	$17,557	$16,472	$21,227
11/30/2021	$18,630	$17,055	$16,770	$15,974	$21,080
12/31/2021	$19,321	$17,436	$17,205	$16,726	$22,025
1/31/2022	$17,463	$15,757	$15,603	$15,634	$20,885
2/28/2022	$17,418	$15,926	$15,722	$15,810	$20,260
3/31/2022	$17,216	$16,124	$15,897	$15,846	$21,012
4/30/2022	$15,637	$14,526	$14,389	$14,641	$19,180
5/31/2022	$15,696	$14,548	$14,407	$14,852	$19,215
6/30/2022	$14,234	$13,351	$13,152	$13,531	$17,629
7/31/2022	$15,475	$14,745	$14,445	$14,793	$19,254
8/31/2022	$15,046	$14,443	$14,095	$14,293	$18,469
9/30/2022	$13,662	$13,059	$12,692	$12,948	$16,768
10/31/2022	$14,832	$14,497	$13,971	$14,426	$18,126
11/30/2022	$15,514	$14,836	$14,464	$15,049	$19,139
12/31/2022	$14,840	$13,873	$13,681	$14,222	$18,036
1/31/2023	$16,168	$15,225	$14,993	$15,532	$19,169
2/28/2023	$15,987	$14,968	$14,728	$15,337	$18,702
3/31/2023	$15,744	$14,253	$14,136	$14,614	$19,388
4/30/2023	$15,667	$13,996	$13,950	$14,331	$19,691
5/31/2023	$15,452	$13,867	$13,749	$14,017	$19,777
6/30/2023	$16,307	$14,994	$14,770	$15,199	$21,083
7/31/2023	$16,919	$15,911	$15,648	$15,972	$21,761
8/31/2023	$16,258	$15,115	$14,897	$15,406	$21,414
9/30/2023	$15,250	$14,225	$14,044	$14,611	$20,393
10/31/2023	$14,291	$13,255	$13,104	$13,763	$19,964
11/30/2023	$15,598	$14,455	$14,312	$14,877	$21,788
12/31/2023	$16,960	$16,221	$15,948	$16,426	$22,777
1/31/2024	$16,785	$15,590	$15,365	$15,984	$23,160
2/29/2024	$17,639	$16,472	$16,111	$16,675	$24,397
3/31/2024	$18,227	$17,061	$16,705	$17,384	$25,182
4/30/2024	$17,170	$15,861	$15,640	$16,342	$24,153
5/31/2024	$18,115	$16,656	$16,423	$17,096	$25,351
6/30/2024	$17,975	$16,502	$16,222	$16,796	$26,260
7/31/2024	$19,025	$18,179	$17,725	$18,246	$26,580
8/31/2024	$19,277	$17,907	$17,541	$18,089	$27,225
9/30/2024	$19,424	$18,033	$17,717	$18,179	$27,806
10/31/2024	$19,053	$17,772	$17,343	$17,870	$27,554
11/30/2024	$20,586	$19,722	$18,946	$19,623	$29,172
12/31/2024	$19,268	$18,093	$17,540	$18,171	$28,476
1/31/2025	$19,621	$18,567	$18,019	$16,828	$29,269
2/28/2025	$18,540	$17,574	$17,200	$16,032	$28,887
3/31/2025	$17,564	$16,378	$16,204	$15,084	$27,260
4/30/2025	$17,628	$15,999	$16,030	$14,602	$27,075
5/31/2025	$18,490	$16,854	$16,905	$15,346	$28,779
6/30/2025	$19,530	$17,770	$17,806	$16,000	$30,243
7/31/2025	$19,742	$18,078	$18,084	$16,194	$30,921
8/31/2025	$20,498	$19,370	$19,288	$17,142	$31,548
9/30/2025	$20,816	$19,972	$19,869	$17,175	$32,700
10/31/2025	$20,859	$20,334	$20,158	$17,042	$33,465

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.48%	9.29%	8.95%
Russell 2000 Index	14.41%	11.50%	8.63%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	8.52%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	7.74%
S&P 500 Index	21.45%	17.64%	15.13%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

ALFOX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8961-F3

12/25

Class I

ALFYX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.39%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,839	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,006	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,894	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,578	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,643	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,881	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,793	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,323	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,426	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,565	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,115	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,726	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,775	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,998	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,178	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,285	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,443	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,465	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,739	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,940	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,910	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,420	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,634	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,925	$13,694	$13,662	$13,310	$13,317
12/31/2017	$13,023	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,487	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,071	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,138	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,233	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,884	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,994	$14,684	$14,525	$13,918	$13,822
7/31/2018	$14,038	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,889	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,789	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,061	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,119	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,821	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,086	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,835	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,656	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,137	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,169	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,160	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,154	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,595	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,589	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,830	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,316	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,792	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,550	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,425	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,564	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,052	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,176	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,687	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,294	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,965	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,703	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,939	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,309	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,697	$18,276	$17,968	$15,780	$20,043
1/31/2021	$19,083	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,531	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,586	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,496	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,310	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,365	$21,481	$20,927	$19,055	$23,100
7/31/2021	$21,089	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,517	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,848	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,758	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,779	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,548	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,474	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,423	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,190	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,436	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,502	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,864	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,247	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,767	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,231	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,527	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,291	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,540	$16,696	$16,300	$16,762	$21,125
1/31/2023	$18,012	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,809	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,537	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,451	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,210	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,160	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,845	$19,149	$18,644	$18,825	$25,487
8/31/2023	$18,105	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,984	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,909	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,365	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,880	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,692	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,641	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,284	$20,533	$19,902	$20,489	$29,494
4/30/2024	$19,116	$19,088	$18,633	$19,261	$28,289
5/31/2024	$20,166	$20,046	$19,566	$20,149	$29,692
6/30/2024	$20,002	$19,860	$19,327	$19,796	$30,757
7/31/2024	$21,170	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,452	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,609	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,193	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,903	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,434	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,830	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,618	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,533	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,604	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,562	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,719	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,949	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,788	$23,311	$22,981	$22,474	$36,950
9/30/2025	$23,145	$24,036	$23,672	$22,517	$38,299
10/31/2025	$23,184	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	9.39%	9.19%	8.77%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

ALFYX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1429-I

12/25

Class R2

ALFQX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$82	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.69%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,168	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,827	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,989	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,874	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,553	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,616	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,847	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,755	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,275	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,371	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,505	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,057	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,656	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,699	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,912	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,085	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,188	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,339	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,357	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,619	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,815	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,779	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,277	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,482	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,762	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,854	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,309	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,884	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,949	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,034	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,669	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,769	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,804	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,639	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,529	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,824	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,874	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,594	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,833	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,563	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,376	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,843	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,885	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,849	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,837	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,282	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,271	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,498	$14,222	$14,078	$13,559	$15,857
11/30/2019	$13,966	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,428	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,179	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,081	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,286	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,734	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,812	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,310	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,889	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,529	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,273	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,496	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,786	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,123	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,495	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,879	$20,392	$19,799	$17,633	$20,388
3/31/2021	$19,930	$20,597	$20,018	$18,297	$21,281
4/30/2021	$20,797	$21,029	$20,505	$18,926	$22,416
5/31/2021	$20,608	$21,072	$20,618	$19,181	$22,573
6/30/2021	$20,644	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,367	$20,705	$20,307	$18,735	$23,649
8/31/2021	$20,768	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,120	$20,544	$20,140	$18,615	$23,234
10/31/2021	$20,987	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,032	$20,525	$19,980	$18,828	$24,690
12/31/2021	$20,754	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,753	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,691	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,461	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,766	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,820	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,240	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,559	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,091	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,603	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,846	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,567	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,835	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,238	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,041	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,770	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,680	$16,844	$16,620	$16,890	$23,063
5/31/2023	$16,442	$16,689	$16,381	$16,520	$23,163
6/30/2023	$17,337	$18,046	$17,597	$17,914	$24,693
7/31/2023	$17,985	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,271	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,188	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,161	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,541	$17,396	$17,052	$17,535	$25,518
12/31/2023	$17,976	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,786	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,677	$19,824	$19,195	$19,653	$28,574
3/31/2024	$19,287	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,157	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,146	$20,046	$19,566	$20,149	$29,692
6/30/2024	$18,982	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,078	$21,878	$21,118	$21,505	$31,132
8/31/2024	$20,333	$21,551	$20,898	$21,321	$31,887
9/30/2024	$20,482	$21,702	$21,108	$21,427	$32,568
10/31/2024	$20,078	$21,388	$20,663	$21,062	$32,272
11/30/2024	$21,685	$23,735	$22,573	$23,128	$34,167
12/31/2024	$20,278	$21,774	$20,898	$21,417	$33,352
1/31/2025	$20,643	$22,345	$21,468	$22,062	$34,281
2/28/2025	$19,489	$21,150	$20,492	$21,018	$33,834
3/31/2025	$18,459	$19,710	$19,305	$19,774	$31,928
4/30/2025	$18,517	$19,255	$19,098	$19,143	$31,711
5/31/2025	$19,406	$20,283	$20,141	$20,120	$33,707
6/30/2025	$20,485	$21,386	$21,214	$20,976	$35,421
7/31/2025	$20,693	$21,757	$21,546	$21,232	$36,216
8/31/2025	$21,473	$23,311	$22,981	$22,474	$36,950
9/30/2025	$21,797	$24,036	$23,672	$22,517	$38,299
10/31/2025	$21,822	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	8.69%	8.53%	8.12%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

ALFQX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1095-R2

12/25

Class R3

ALFRX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$72	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.83%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,171	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,831	$9,807	$9,833	$9,706	$9,872
1/31/2016	$8,993	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,878	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,558	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,621	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,851	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,764	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,282	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,381	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,515	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,068	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,669	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,712	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,929	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,101	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,203	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,358	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,376	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,641	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,836	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,805	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,301	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,509	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,793	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,885	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,338	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,920	$13,454	$13,527	$13,024	$13,711
3/31/2018	$12,984	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,069	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,711	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,810	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,850	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,681	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,576	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,865	$13,557	$13,356	$12,903	$13,870
11/30/2018	$12,920	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,634	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,875	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,610	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,429	$13,907	$13,700	$13,143	$14,632
4/30/2019	$13,895	$14,379	$14,156	$13,665	$15,224
5/31/2019	$12,934	$13,261	$13,115	$12,587	$14,257
6/30/2019	$13,907	$14,198	$13,999	$13,462	$15,262
7/31/2019	$13,895	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,336	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,330	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,557	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,029	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,490	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,242	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,140	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,340	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,791	$12,023	$11,923	$10,949	$15,356
5/31/2020	$12,879	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,375	$13,258	$13,135	$11,820	$16,407
7/31/2020	$13,960	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,604	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,349	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,571	$14,203	$14,066	$12,559	$17,397
11/30/2020	$16,880	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,223	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,594	$19,195	$18,729	$16,200	$19,841
2/28/2021	$19,995	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,046	$20,597	$20,018	$18,297	$21,281
4/30/2021	$20,917	$21,029	$20,505	$18,926	$22,416
5/31/2021	$20,728	$21,072	$20,618	$19,181	$22,573
6/30/2021	$20,772	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,496	$20,705	$20,307	$18,735	$23,649
8/31/2021	$20,902	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,242	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,120	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,162	$20,525	$19,980	$18,828	$24,690
12/31/2021	$20,895	$20,984	$20,498	$19,714	$25,797
1/31/2022	$18,873	$18,964	$18,590	$18,427	$24,462
2/28/2022	$18,820	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,590	$19,405	$18,940	$18,677	$24,610
4/30/2022	$16,883	$17,482	$17,143	$17,257	$22,464
5/31/2022	$16,936	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,344	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,676	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,209	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,708	$15,717	$15,122	$15,261	$19,640
10/31/2022	$15,964	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,691	$17,854	$17,233	$17,737	$22,416
12/31/2022	$15,958	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,367	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,171	$18,013	$17,547	$18,076	$21,904
3/31/2023	$16,900	$17,153	$16,842	$17,224	$22,708
4/30/2023	$16,810	$16,844	$16,620	$16,890	$23,063
5/31/2023	$16,573	$16,689	$16,381	$16,520	$23,163
6/30/2023	$17,482	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,129	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,408	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,327	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,286	$15,953	$15,612	$16,221	$23,383
11/30/2023	$16,679	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,128	$19,522	$19,001	$19,360	$26,678
1/31/2024	$17,939	$18,763	$18,307	$18,839	$27,126
2/29/2024	$18,835	$19,824	$19,195	$19,653	$28,574
3/31/2024	$19,452	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,317	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,321	$20,046	$19,566	$20,149	$29,692
6/30/2024	$19,156	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,267	$21,878	$21,118	$21,505	$31,132
8/31/2024	$20,521	$21,551	$20,898	$21,321	$31,887
9/30/2024	$20,670	$21,702	$21,108	$21,427	$32,568
10/31/2024	$20,267	$21,388	$20,663	$21,062	$32,272
11/30/2024	$21,887	$23,735	$22,573	$23,128	$34,167
12/31/2024	$20,474	$21,774	$20,898	$21,417	$33,352
1/31/2025	$20,839	$22,345	$21,468	$22,062	$34,281
2/28/2025	$19,679	$21,150	$20,492	$21,018	$33,834
3/31/2025	$18,635	$19,710	$19,305	$19,774	$31,928
4/30/2025	$18,701	$19,255	$19,098	$19,143	$31,711
5/31/2025	$19,604	$20,283	$20,141	$20,120	$33,707
6/30/2025	$20,698	$21,386	$21,214	$20,976	$35,421
7/31/2025	$20,905	$21,757	$21,546	$21,232	$36,216
8/31/2025	$21,700	$23,311	$22,981	$22,474	$36,950
9/30/2025	$22,024	$24,036	$23,672	$22,517	$38,299
10/31/2025	$22,057	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	8.83%	8.65%	8.23%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

ALFRX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2069-R3

12/25

Class R4

ALFKX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.12%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,834	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,000	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,887	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,569	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,635	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,865	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,780	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,302	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,403	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,539	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,091	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,695	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,740	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,963	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,141	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,245	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,402	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,424	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,690	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,890	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,859	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,360	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,573	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,856	$13,694	$13,662	$13,310	$13,317
12/31/2017	$12,956	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,414	$13,995	$14,080	$13,606	$14,236
2/28/2018	$12,995	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,063	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,151	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,799	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,902	$14,684	$14,525	$13,918	$13,822
7/31/2018	$13,941	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,790	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,682	$15,209	$14,961	$14,329	$14,887
10/31/2018	$12,965	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,019	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,728	$12,137	$12,022	$11,580	$12,875
1/31/2019	$12,978	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,726	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,544	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,018	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,053	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,035	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,023	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,464	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,458	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,692	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,172	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,640	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,398	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,285	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,450	$10,571	$10,508	$9,651	$13,611
4/30/2020	$11,923	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,023	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,534	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,130	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,784	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,523	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,758	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,096	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,458	$18,276	$17,968	$15,780	$20,043
1/31/2021	$18,840	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,262	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,312	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,203	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,019	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,062	$21,481	$20,927	$19,055	$23,100
7/31/2021	$20,793	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,203	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,545	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,436	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,467	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,214	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,169	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,117	$19,166	$18,731	$18,634	$23,729
3/31/2022	$18,893	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,154	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,213	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,601	$16,068	$15,669	$15,948	$20,648
7/31/2022	$16,960	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,482	$17,382	$16,793	$16,845	$21,632
9/30/2022	$14,967	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,243	$17,447	$16,646	$17,002	$21,230
11/30/2022	$16,989	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,243	$16,696	$16,300	$16,762	$21,125
1/31/2023	$17,689	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,489	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,218	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,130	$16,844	$16,620	$16,890	$23,063
5/31/2023	$16,890	$16,689	$16,381	$16,520	$23,163
6/30/2023	$17,817	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,480	$19,149	$18,644	$18,825	$25,487
8/31/2023	$17,753	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,650	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,596	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,018	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,499	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,314	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,237	$19,824	$19,195	$19,653	$28,574
3/31/2024	$19,863	$20,533	$19,902	$20,489	$29,494
4/30/2024	$18,715	$19,088	$18,633	$19,261	$28,289
5/31/2024	$19,735	$20,046	$19,566	$20,149	$29,692
6/30/2024	$19,574	$19,860	$19,327	$19,796	$30,757
7/31/2024	$20,714	$21,878	$21,118	$21,505	$31,132
8/31/2024	$20,987	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,139	$21,702	$21,108	$21,427	$32,568
10/31/2024	$20,722	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,391	$23,735	$22,573	$23,128	$34,167
12/31/2024	$20,944	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,333	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,143	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,084	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,148	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,079	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,203	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,422	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,239	$23,311	$22,981	$22,474	$36,950
9/30/2025	$22,578	$24,036	$23,672	$22,517	$38,299
10/31/2025	$22,611	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	9.12%	8.91%	8.50%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

ALFKX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8719-R4

12/25

Class R5

ALFTX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$20	0.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.38%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,839	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,005	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,894	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,578	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,643	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,881	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,796	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,323	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,426	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,565	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,119	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,726	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,774	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,997	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,181	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,288	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,447	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,472	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,742	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,948	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,918	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,423	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,642	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,928	$13,694	$13,662	$13,310	$13,317
12/31/2017	$13,031	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,495	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,074	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,146	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,236	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,892	$14,580	$14,480	$13,836	$13,737
6/30/2018	$13,997	$14,684	$14,525	$13,918	$13,822
7/31/2018	$14,045	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,897	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,792	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,064	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,122	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,826	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,091	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,840	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,661	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,142	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,175	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,165	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,159	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,600	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,594	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,835	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,321	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,797	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,555	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,431	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,570	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,058	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,182	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,693	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,299	$13,625	$13,547	$12,219	$17,332
8/31/2020	$14,963	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,708	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,944	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,314	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,706	$18,276	$17,968	$15,780	$20,043
1/31/2021	$19,092	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,540	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,595	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,505	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,319	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,367	$21,481	$20,927	$19,055	$23,100
7/31/2021	$21,098	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,526	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,857	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,767	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,788	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,556	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,482	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,431	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,198	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,444	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,503	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,872	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,255	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,775	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,232	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,535	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,299	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,547	$16,696	$16,300	$16,762	$21,125
1/31/2023	$18,018	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,816	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,543	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,458	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,216	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,166	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,852	$19,149	$18,644	$18,825	$25,487
8/31/2023	$18,112	$18,191	$17,748	$18,158	$25,081
9/30/2023	$16,983	$17,120	$16,733	$17,221	$23,885
10/31/2023	$15,916	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,372	$17,396	$17,052	$17,535	$25,518
12/31/2023	$18,888	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,700	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,640	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,291	$20,533	$19,902	$20,489	$29,494
4/30/2024	$19,123	$19,088	$18,633	$19,261	$28,289
5/31/2024	$20,166	$20,046	$19,566	$20,149	$29,692
6/30/2024	$20,009	$19,860	$19,327	$19,796	$30,757
7/31/2024	$21,169	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,459	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,616	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,201	$21,388	$20,663	$21,062	$32,272
11/30/2024	$22,910	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,432	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,828	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,624	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,539	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,610	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,568	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,725	$21,386	$21,214	$20,976	$35,421
7/31/2025	$21,954	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,794	$23,311	$22,981	$22,474	$36,950
9/30/2025	$23,150	$24,036	$23,672	$22,517	$38,299
10/31/2025	$23,190	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	9.38%	9.19%	8.78%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

ALFTX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8751-R5

12/25

Class R6

ALFVX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.47%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 14.41% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to domestic small- and mid-cap value stocks within its investments in the Lord Abbett Focused Small Cap Value Fund, the Lord Abbett Small Cap Value Fund, and the Lord Abbett Value Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,175	$10,325	$10,270	$10,226	$10,030
12/31/2015	$9,841	$9,807	$9,833	$9,706	$9,872
1/31/2016	$9,003	$8,944	$8,990	$8,997	$9,382
2/29/2016	$8,896	$8,944	$8,988	$9,066	$9,369
3/31/2016	$9,579	$9,658	$9,714	$9,767	$10,005
4/30/2016	$9,645	$9,810	$9,887	$9,880	$10,043
5/31/2016	$9,879	$10,030	$10,075	$10,048	$10,224
6/30/2016	$9,794	$10,024	$10,008	$10,003	$10,250
7/31/2016	$10,321	$10,623	$10,604	$10,504	$10,628
8/31/2016	$10,424	$10,811	$10,753	$10,646	$10,643
9/30/2016	$10,563	$10,931	$10,897	$10,701	$10,645
10/31/2016	$10,117	$10,411	$10,405	$10,303	$10,451
11/30/2016	$10,724	$11,572	$11,351	$11,372	$10,838
12/31/2016	$10,773	$11,896	$11,668	$11,706	$11,052
1/31/2017	$10,995	$11,943	$11,767	$11,748	$11,262
2/28/2017	$11,180	$12,174	$11,995	$11,928	$11,709
3/31/2017	$11,287	$12,190	$12,047	$11,924	$11,723
4/30/2017	$11,445	$12,324	$12,221	$12,137	$11,843
5/31/2017	$11,471	$12,073	$12,083	$11,916	$12,010
6/30/2017	$11,745	$12,490	$12,447	$12,212	$12,085
7/31/2017	$11,951	$12,583	$12,588	$12,307	$12,333
8/31/2017	$11,921	$12,423	$12,466	$12,106	$12,371
9/30/2017	$12,426	$13,198	$13,178	$12,809	$12,626
10/31/2017	$12,644	$13,311	$13,300	$12,959	$12,921
11/30/2017	$12,936	$13,694	$13,662	$13,310	$13,317
12/31/2017	$13,038	$13,639	$13,677	$13,285	$13,465
1/31/2018	$13,502	$13,995	$14,080	$13,606	$14,236
2/28/2018	$13,086	$13,454	$13,527	$13,024	$13,711
3/31/2018	$13,158	$13,628	$13,650	$13,139	$13,363
4/30/2018	$13,249	$13,745	$13,779	$13,205	$13,414
5/31/2018	$13,904	$14,580	$14,480	$13,836	$13,737
6/30/2018	$14,014	$14,684	$14,525	$13,918	$13,822
7/31/2018	$14,057	$14,940	$14,754	$14,159	$14,336
8/31/2018	$14,914	$15,584	$15,292	$14,659	$14,803
9/30/2018	$14,809	$15,209	$14,961	$14,329	$14,887
10/31/2018	$13,081	$13,557	$13,356	$12,903	$13,870
11/30/2018	$13,138	$13,773	$13,520	$13,086	$14,153
12/31/2018	$11,844	$12,137	$12,022	$11,580	$12,875
1/31/2019	$13,108	$13,502	$13,318	$12,834	$13,906
2/28/2019	$13,864	$14,204	$13,959	$13,435	$14,353
3/31/2019	$13,685	$13,907	$13,700	$13,143	$14,632
4/30/2019	$14,171	$14,379	$14,156	$13,665	$15,224
5/31/2019	$13,198	$13,261	$13,115	$12,587	$14,257
6/30/2019	$14,194	$14,198	$13,999	$13,462	$15,262
7/31/2019	$14,188	$14,280	$14,047	$13,560	$15,481
8/31/2019	$13,629	$13,575	$13,403	$12,917	$15,236
9/30/2019	$13,623	$13,857	$13,682	$13,305	$15,521
10/31/2019	$13,864	$14,222	$14,078	$13,559	$15,857
11/30/2019	$14,350	$14,808	$14,616	$14,006	$16,432
12/31/2019	$14,832	$15,235	$15,080	$14,380	$16,928
1/31/2020	$14,589	$14,746	$14,598	$13,864	$16,922
2/29/2020	$13,466	$13,505	$13,336	$12,527	$15,529
3/31/2020	$10,599	$10,571	$10,508	$9,651	$13,611
4/30/2020	$12,093	$12,023	$11,923	$10,949	$15,356
5/31/2020	$13,217	$12,805	$12,706	$11,543	$16,087
6/30/2020	$13,734	$13,258	$13,135	$11,820	$16,407
7/31/2020	$14,340	$13,625	$13,547	$12,219	$17,332
8/31/2020	$15,011	$14,392	$14,336	$12,747	$18,578
9/30/2020	$14,755	$13,911	$13,891	$12,254	$17,872
10/31/2020	$14,992	$14,203	$14,066	$12,559	$17,397
11/30/2020	$17,373	$16,821	$16,585	$14,639	$19,301
12/31/2020	$18,768	$18,276	$17,968	$15,780	$20,043
1/31/2021	$19,154	$19,195	$18,729	$16,200	$19,841
2/28/2021	$20,608	$20,392	$19,799	$17,633	$20,388
3/31/2021	$20,670	$20,597	$20,018	$18,297	$21,281
4/30/2021	$21,580	$21,029	$20,505	$18,926	$22,416
5/31/2021	$21,394	$21,072	$20,618	$19,181	$22,573
6/30/2021	$21,449	$21,481	$20,927	$19,055	$23,100
7/31/2021	$21,174	$20,705	$20,307	$18,735	$23,649
8/31/2021	$21,608	$21,168	$20,769	$19,098	$24,368
9/30/2021	$20,939	$20,544	$20,140	$18,615	$23,234
10/31/2021	$21,856	$21,418	$20,918	$19,414	$24,862
11/30/2021	$20,870	$20,525	$19,980	$18,828	$24,690
12/31/2021	$21,644	$20,984	$20,498	$19,714	$25,797
1/31/2022	$19,564	$18,964	$18,590	$18,427	$24,462
2/28/2022	$19,513	$19,166	$18,731	$18,634	$23,729
3/31/2022	$19,287	$19,405	$18,940	$18,677	$24,610
4/30/2022	$17,519	$17,482	$17,143	$17,257	$22,464
5/31/2022	$17,585	$17,508	$17,164	$17,505	$22,505
6/30/2022	$15,940	$16,068	$15,669	$15,948	$20,648
7/31/2022	$17,337	$17,746	$17,210	$17,435	$22,552
8/31/2022	$16,850	$17,382	$16,793	$16,845	$21,632
9/30/2022	$15,307	$15,717	$15,122	$15,261	$19,640
10/31/2022	$16,617	$17,447	$16,646	$17,002	$21,230
11/30/2022	$17,381	$17,854	$17,233	$17,737	$22,416
12/31/2022	$16,627	$16,696	$16,300	$16,762	$21,125
1/31/2023	$18,106	$18,323	$17,863	$18,307	$22,452
2/28/2023	$17,911	$18,013	$17,547	$18,076	$21,904
3/31/2023	$17,631	$17,153	$16,842	$17,224	$22,708
4/30/2023	$17,553	$16,844	$16,620	$16,890	$23,063
5/31/2023	$17,312	$16,689	$16,381	$16,520	$23,163
6/30/2023	$18,269	$18,046	$17,597	$17,914	$24,693
7/31/2023	$18,954	$19,149	$18,644	$18,825	$25,487
8/31/2023	$18,215	$18,191	$17,748	$18,158	$25,081
9/30/2023	$17,086	$17,120	$16,733	$17,221	$23,885
10/31/2023	$16,004	$15,953	$15,612	$16,221	$23,383
11/30/2023	$17,475	$17,396	$17,052	$17,535	$25,518
12/31/2023	$19,001	$19,522	$19,001	$19,360	$26,678
1/31/2024	$18,805	$18,763	$18,307	$18,839	$27,126
2/29/2024	$19,762	$19,824	$19,195	$19,653	$28,574
3/31/2024	$20,420	$20,533	$19,902	$20,489	$29,494
4/30/2024	$19,236	$19,088	$18,633	$19,261	$28,289
5/31/2024	$20,295	$20,046	$19,566	$20,149	$29,692
6/30/2024	$20,138	$19,860	$19,327	$19,796	$30,757
7/31/2024	$21,306	$21,878	$21,118	$21,505	$31,132
8/31/2024	$21,596	$21,551	$20,898	$21,321	$31,887
9/30/2024	$21,760	$21,702	$21,108	$21,427	$32,568
10/31/2024	$21,345	$21,388	$20,663	$21,062	$32,272
11/30/2024	$23,062	$23,735	$22,573	$23,128	$34,167
12/31/2024	$21,585	$21,774	$20,898	$21,417	$33,352
1/31/2025	$21,981	$22,345	$21,468	$22,062	$34,281
2/28/2025	$20,770	$21,150	$20,492	$21,018	$33,834
3/31/2025	$19,677	$19,710	$19,305	$19,774	$31,928
4/30/2025	$19,748	$19,255	$19,098	$19,143	$31,711
5/31/2025	$20,714	$20,283	$20,141	$20,120	$33,707
6/30/2025	$21,878	$21,386	$21,214	$20,976	$35,421
7/31/2025	$22,116	$21,757	$21,546	$21,232	$36,216
8/31/2025	$22,963	$23,311	$22,981	$22,474	$36,950
9/30/2025	$23,319	$24,036	$23,672	$22,517	$38,299
10/31/2025	$23,367	$24,471	$24,016	$22,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	9.47%	9.28%	8.86%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P Developed Ex US Small 15% + Russell 2000 85%	16.23%	11.29%	9.16%
Lipper Small-Cap Core Category Funds Average	6.08%	12.21%	8.37%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$613,116,757
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	21.24%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.25%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	9.65%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.26%
Repurchase Agreements	0.04%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

ALFVX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8783-R6

12/25

Class A

LFVAX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.70%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2015	$9,425	$10,000	$10,000	$10,000
11/30/2015	$9,514	$10,284	$10,325	$10,030
12/31/2015	$9,212	$9,742	$9,807	$9,872
1/31/2016	$8,633	$9,088	$8,944	$9,382
2/29/2016	$8,649	$9,150	$8,944	$9,369
3/31/2016	$9,308	$9,908	$9,658	$10,005
4/30/2016	$9,450	$10,118	$9,810	$10,043
5/31/2016	$9,792	$10,303	$10,030	$10,224
6/30/2016	$10,013	$10,335	$10,024	$10,250
7/31/2016	$10,389	$10,892	$10,623	$10,628
8/31/2016	$10,590	$11,163	$10,811	$10,643
9/30/2016	$10,701	$11,251	$10,931	$10,645
10/31/2016	$10,368	$10,881	$10,411	$10,451
11/30/2016	$11,682	$12,325	$11,572	$10,838
12/31/2016	$12,041	$12,834	$11,896	$11,052
1/31/2017	$12,045	$12,743	$11,943	$11,262
2/28/2017	$12,016	$12,927	$12,174	$11,709
3/31/2017	$11,950	$12,818	$12,190	$11,723
4/30/2017	$12,136	$12,868	$12,324	$11,843
5/31/2017	$11,756	$12,467	$12,073	$12,010
6/30/2017	$12,151	$12,904	$12,490	$12,085
7/31/2017	$12,213	$12,985	$12,583	$12,333
8/31/2017	$11,939	$12,666	$12,423	$12,371
9/30/2017	$12,675	$13,563	$13,198	$12,626
10/31/2017	$12,792	$13,581	$13,311	$12,921
11/30/2017	$13,252	$13,974	$13,694	$13,317
12/31/2017	$12,943	$13,840	$13,639	$13,465
1/31/2018	$13,327	$14,011	$13,995	$14,236
2/28/2018	$12,939	$13,310	$13,454	$13,711
3/31/2018	$13,000	$13,475	$13,628	$13,363
4/30/2018	$13,186	$13,709	$13,745	$13,414
5/31/2018	$13,852	$14,506	$14,580	$13,737
6/30/2018	$14,112	$14,594	$14,684	$13,822
7/31/2018	$14,068	$14,852	$14,940	$14,336
8/31/2018	$14,726	$15,205	$15,584	$14,803
9/30/2018	$14,359	$14,828	$15,209	$14,887
10/31/2018	$12,806	$13,500	$13,557	$13,870
11/30/2018	$13,047	$13,718	$13,773	$14,153
12/31/2018	$11,741	$12,060	$12,137	$12,875
1/31/2019	$12,782	$13,379	$13,502	$13,906
2/28/2019	$13,559	$13,899	$14,204	$14,353
3/31/2019	$13,093	$13,498	$13,907	$14,632
4/30/2019	$13,953	$14,009	$14,379	$15,224
5/31/2019	$12,327	$12,865	$13,261	$14,257
6/30/2019	$13,321	$13,684	$14,198	$15,262
7/31/2019	$13,274	$13,706	$14,280	$15,481
8/31/2019	$12,197	$12,941	$13,575	$15,236
9/30/2019	$12,870	$13,605	$13,857	$15,521
10/31/2019	$13,021	$13,935	$14,222	$15,857
11/30/2019	$13,601	$14,261	$14,808	$16,432
12/31/2019	$14,155	$14,761	$15,235	$16,928
1/31/2020	$13,465	$13,964	$14,746	$16,922
2/29/2020	$12,073	$12,607	$13,505	$15,529
3/31/2020	$8,168	$9,497	$10,571	$13,611
4/30/2020	$9,320	$10,668	$12,023	$15,356
5/31/2020	$10,262	$10,975	$12,805	$16,087
6/30/2020	$10,970	$11,292	$13,258	$16,407
7/31/2020	$11,155	$11,525	$13,625	$17,332
8/31/2020	$11,777	$12,146	$14,392	$18,578
9/30/2020	$11,057	$11,581	$13,911	$17,872
10/31/2020	$11,562	$11,995	$14,203	$17,397
11/30/2020	$14,154	$14,311	$16,821	$19,301
12/31/2020	$15,320	$15,445	$18,276	$20,043
1/31/2021	$15,667	$16,257	$19,195	$19,841
2/28/2021	$17,683	$17,785	$20,392	$20,388
3/31/2021	$18,266	$18,714	$20,597	$21,281
4/30/2021	$19,017	$19,093	$21,029	$22,416
5/31/2021	$19,445	$19,687	$21,072	$22,573
6/30/2021	$18,955	$19,567	$21,481	$23,100
7/31/2021	$18,285	$18,867	$20,705	$23,649
8/31/2021	$18,427	$19,372	$21,168	$24,368
9/30/2021	$18,328	$18,984	$20,544	$23,234
10/31/2021	$18,992	$19,708	$21,418	$24,862
11/30/2021	$18,386	$19,035	$20,525	$24,690
12/31/2021	$19,482	$19,811	$20,984	$25,797
1/31/2022	$18,627	$18,656	$18,964	$24,462
2/28/2022	$18,814	$18,965	$19,166	$23,729
3/31/2022	$18,489	$19,336	$19,405	$24,610
4/30/2022	$16,980	$17,835	$17,482	$22,464
5/31/2022	$17,435	$18,177	$17,508	$22,505
6/30/2022	$15,429	$16,382	$16,068	$20,648
7/31/2022	$16,869	$17,968	$17,746	$22,552
8/31/2022	$16,339	$17,400	$17,382	$21,632
9/30/2022	$14,719	$15,626	$15,717	$19,640
10/31/2022	$16,525	$17,594	$17,447	$21,230
11/30/2022	$17,342	$18,131	$17,854	$22,416
12/31/2022	$16,504	$16,942	$16,696	$21,125
1/31/2023	$18,181	$18,558	$18,323	$22,452
2/28/2023	$17,873	$18,130	$18,013	$21,904
3/31/2023	$16,891	$16,830	$17,153	$22,708
4/30/2023	$16,733	$16,411	$16,844	$23,063
5/31/2023	$16,203	$16,088	$16,689	$23,163
6/30/2023	$17,572	$17,366	$18,046	$24,693
7/31/2023	$18,453	$18,676	$19,149	$25,487
8/31/2023	$17,794	$17,778	$18,191	$25,081
9/30/2023	$16,855	$16,852	$17,120	$23,885
10/31/2023	$15,716	$15,847	$15,953	$23,383
11/30/2023	$16,987	$17,273	$17,396	$25,518
12/31/2023	$18,743	$19,423	$19,522	$26,678
1/31/2024	$18,327	$18,541	$18,763	$27,126
2/29/2024	$18,829	$19,147	$19,824	$28,574
3/31/2024	$19,359	$19,986	$20,533	$29,494
4/30/2024	$18,062	$18,713	$19,088	$28,289
5/31/2024	$19,338	$19,588	$20,046	$29,692
6/30/2024	$19,001	$19,258	$19,860	$30,757
7/31/2024	$20,785	$21,605	$21,878	$31,132
8/31/2024	$20,578	$21,199	$21,551	$31,887
9/30/2024	$20,370	$21,213	$21,702	$32,568
10/31/2024	$19,983	$20,881	$21,388	$32,272
11/30/2024	$22,193	$22,895	$23,735	$34,167
12/31/2024	$20,654	$20,987	$21,774	$33,352
1/31/2025	$20,953	$21,419	$22,345	$34,281
2/28/2025	$19,804	$20,599	$21,150	$33,834
3/31/2025	$18,755	$19,362	$19,710	$31,928
4/30/2025	$17,820	$18,585	$19,255	$31,711
5/31/2025	$18,211	$19,366	$20,283	$33,707
6/30/2025	$19,436	$20,324	$21,386	$35,421
7/31/2025	$19,880	$20,683	$21,757	$36,216
8/31/2025	$20,570	$22,435	$23,311	$36,950
9/30/2025	$20,225	$22,886	$24,036	$38,299
10/31/2025	$19,842	$22,943	$24,471	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(0.70%)	11.41%	7.73%
Class A with sales charge	(6.41%)	10.09%	7.09%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LFVAX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-272-A

12/25

Class C

LFVCX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	2.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.46%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,960	$10,016	$10,058	$10,144
8/31/2019	$9,146	$9,457	$9,561	$9,983
9/30/2019	$9,646	$9,943	$9,760	$10,170
10/31/2019	$9,752	$10,184	$10,017	$10,390
11/30/2019	$10,178	$10,422	$10,429	$10,767
12/31/2019	$10,586	$10,787	$10,730	$11,092
1/31/2020	$10,067	$10,205	$10,386	$11,088
2/29/2020	$9,023	$9,213	$9,512	$10,175
3/31/2020	$6,103	$6,940	$7,445	$8,918
4/30/2020	$6,944	$7,796	$8,468	$10,062
5/31/2020	$7,644	$8,020	$9,019	$10,541
6/30/2020	$8,164	$8,252	$9,337	$10,751
7/31/2020	$8,301	$8,423	$9,596	$11,357
8/31/2020	$8,752	$8,876	$10,137	$12,173
9/30/2020	$8,211	$8,463	$9,798	$11,710
10/31/2020	$8,581	$8,766	$10,003	$11,399
11/30/2020	$10,505	$10,458	$11,847	$12,647
12/31/2020	$11,359	$11,287	$12,872	$13,133
1/31/2021	$11,614	$11,881	$13,520	$13,000
2/28/2021	$13,098	$12,997	$14,362	$13,359
3/31/2021	$13,525	$13,676	$14,506	$13,944
4/30/2021	$14,069	$13,953	$14,811	$14,688
5/31/2021	$14,379	$14,387	$14,842	$14,791
6/30/2021	$14,004	$14,300	$15,129	$15,136
7/31/2021	$13,503	$13,788	$14,583	$15,496
8/31/2021	$13,598	$14,157	$14,909	$15,967
9/30/2021	$13,516	$13,873	$14,469	$15,224
10/31/2021	$13,995	$14,402	$15,085	$16,291
11/30/2021	$13,544	$13,910	$14,456	$16,178
12/31/2021	$14,344	$14,478	$14,779	$16,903
1/31/2022	$13,701	$13,633	$13,356	$16,028
2/28/2022	$13,834	$13,859	$13,499	$15,548
3/31/2022	$13,587	$14,130	$13,667	$16,126
4/30/2022	$12,467	$13,034	$12,313	$14,719
5/31/2022	$12,795	$13,284	$12,331	$14,747
6/30/2022	$11,318	$11,972	$11,317	$13,529
7/31/2022	$12,367	$13,131	$12,498	$14,777
8/31/2022	$11,966	$12,715	$12,243	$14,174
9/30/2022	$10,775	$11,420	$11,069	$12,869
10/31/2022	$12,090	$12,857	$12,288	$13,911
11/30/2022	$12,678	$13,250	$12,575	$14,688
12/31/2022	$12,058	$12,381	$11,759	$13,842
1/31/2023	$13,279	$13,562	$12,905	$14,711
2/28/2023	$13,043	$13,250	$12,687	$14,352
3/31/2023	$12,314	$12,299	$12,081	$14,879
4/30/2023	$12,196	$11,993	$11,864	$15,112
5/31/2023	$11,802	$11,757	$11,754	$15,177
6/30/2023	$12,792	$12,691	$12,710	$16,180
7/31/2023	$13,427	$13,648	$13,487	$16,700
8/31/2023	$12,934	$12,992	$12,812	$16,434
9/30/2023	$12,245	$12,315	$12,058	$15,651
10/31/2023	$11,408	$11,581	$11,236	$15,321
11/30/2023	$12,324	$12,623	$12,253	$16,721
12/31/2023	$13,589	$14,194	$13,750	$17,480
1/31/2024	$13,279	$13,549	$13,215	$17,774
2/29/2024	$13,638	$13,993	$13,962	$18,723
3/31/2024	$14,013	$14,606	$14,462	$19,326
4/30/2024	$13,067	$13,675	$13,444	$18,536
5/31/2024	$13,978	$14,315	$14,118	$19,455
6/30/2024	$13,727	$14,073	$13,988	$20,153
7/31/2024	$15,007	$15,789	$15,409	$20,399
8/31/2024	$14,845	$15,492	$15,179	$20,894
9/30/2024	$14,687	$15,502	$15,285	$21,340
10/31/2024	$14,402	$15,260	$15,064	$21,146
11/30/2024	$15,979	$16,732	$16,717	$22,388
12/31/2024	$14,862	$15,337	$15,336	$21,854
1/31/2025	$15,072	$15,652	$15,738	$22,462
2/28/2025	$14,238	$15,053	$14,896	$22,169
3/31/2025	$13,472	$14,150	$13,882	$20,920
4/30/2025	$12,796	$13,582	$13,562	$20,778
5/31/2025	$13,068	$14,152	$14,286	$22,086
6/30/2025	$13,939	$14,852	$15,062	$23,209
7/31/2025	$14,243	$15,115	$15,324	$23,730
8/31/2025	$14,731	$16,395	$16,418	$24,211
9/30/2025	$14,474	$16,725	$16,929	$25,095
10/31/2025	$14,191	$16,766	$17,235	$25,683

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class C at NAV	(1.46%)	10.59%	5.67%
Class C with sales charge	(2.39%)	10.59%	5.67%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LFVCX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9028-C

12/25

Class F

LFSFX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$103	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.46%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,871	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,671	$10,458	$11,847	$12,647
12/31/2020	$11,551	$11,287	$12,872	$13,133
1/31/2021	$11,815	$11,881	$13,520	$13,000
2/28/2021	$13,336	$12,997	$14,362	$13,359
3/31/2021	$13,782	$13,676	$14,506	$13,944
4/30/2021	$14,350	$13,953	$14,811	$14,688
5/31/2021	$14,674	$14,387	$14,842	$14,791
6/30/2021	$14,306	$14,300	$15,129	$15,136
7/31/2021	$13,804	$13,788	$14,583	$15,496
8/31/2021	$13,916	$14,157	$14,909	$15,967
9/30/2021	$13,843	$13,873	$14,469	$15,224
10/31/2021	$14,345	$14,402	$15,085	$16,291
11/30/2021	$13,896	$13,910	$14,456	$16,178
12/31/2021	$14,728	$14,478	$14,779	$16,903
1/31/2022	$14,078	$13,633	$13,356	$16,028
2/28/2022	$14,226	$13,859	$13,499	$15,548
3/31/2022	$13,982	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,677	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,366	$12,715	$12,243	$14,174
9/30/2022	$11,142	$11,420	$11,069	$12,869
10/31/2022	$12,514	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,504	$12,381	$11,759	$13,842
1/31/2023	$13,778	$13,562	$12,905	$14,711
2/28/2023	$13,550	$13,250	$12,687	$14,352
3/31/2023	$12,801	$12,299	$12,081	$14,879
4/30/2023	$12,692	$11,993	$11,864	$15,112
5/31/2023	$12,285	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,006	$13,648	$13,487	$16,700
8/31/2023	$13,500	$12,992	$12,812	$16,434
9/30/2023	$12,791	$12,315	$12,058	$15,651
10/31/2023	$11,929	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,234	$14,194	$13,750	$17,480
1/31/2024	$13,922	$13,549	$13,215	$17,774
2/29/2024	$14,308	$13,993	$13,962	$18,723
3/31/2024	$14,710	$14,606	$14,462	$19,326
4/30/2024	$13,728	$13,675	$13,444	$18,536
5/31/2024	$14,705	$14,315	$14,118	$19,455
6/30/2024	$14,447	$14,073	$13,988	$20,153
7/31/2024	$15,810	$15,789	$15,409	$20,399
8/31/2024	$15,652	$15,492	$15,179	$20,894
9/30/2024	$15,498	$15,502	$15,285	$21,340
10/31/2024	$15,211	$15,260	$15,064	$21,146
11/30/2024	$16,893	$16,732	$16,717	$22,388
12/31/2024	$15,724	$15,337	$15,336	$21,854
1/31/2025	$15,956	$15,652	$15,738	$22,462
2/28/2025	$15,087	$15,053	$14,896	$22,169
3/31/2025	$14,287	$14,150	$13,882	$20,920
4/30/2025	$13,582	$13,582	$13,562	$20,778
5/31/2025	$13,882	$14,152	$14,286	$22,086
6/30/2025	$14,819	$14,852	$15,062	$23,209
7/31/2025	$15,156	$15,115	$15,324	$23,730
8/31/2025	$15,688	$16,395	$16,418	$24,211
9/30/2025	$15,430	$16,725	$16,929	$25,095
10/31/2025	$15,140	$16,766	$17,235	$25,683

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class F at NAV	(0.46%)	11.70%	6.76%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFSFX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9029-F

12/25

Class F3

LMVOX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$98	0.98%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.43%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,223	$10,422	$10,429	$10,767
12/31/2019	$10,643	$10,787	$10,730	$11,092
1/31/2020	$10,128	$10,205	$10,386	$11,088
2/29/2020	$9,085	$9,213	$9,512	$10,175
3/31/2020	$6,150	$6,940	$7,445	$8,918
4/30/2020	$7,017	$7,796	$8,468	$10,062
5/31/2020	$7,729	$8,020	$9,019	$10,541
6/30/2020	$8,266	$8,252	$9,337	$10,751
7/31/2020	$8,407	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,334	$8,463	$9,798	$11,710
10/31/2020	$8,720	$8,766	$10,003	$11,399
11/30/2020	$10,681	$10,458	$11,847	$12,647
12/31/2020	$11,561	$11,287	$12,872	$13,133
1/31/2021	$11,825	$11,881	$13,520	$13,000
2/28/2021	$13,350	$12,997	$14,362	$13,359
3/31/2021	$13,797	$13,676	$14,506	$13,944
4/30/2021	$14,364	$13,953	$14,811	$14,688
5/31/2021	$14,689	$14,387	$14,842	$14,791
6/30/2021	$14,321	$14,300	$15,129	$15,136
7/31/2021	$13,818	$13,788	$14,583	$15,496
8/31/2021	$13,931	$14,157	$14,909	$15,967
9/30/2021	$13,857	$13,873	$14,469	$15,224
10/31/2021	$14,364	$14,402	$15,085	$16,291
11/30/2021	$13,913	$13,910	$14,456	$16,178
12/31/2021	$14,746	$14,478	$14,779	$16,903
1/31/2022	$14,100	$13,633	$13,356	$16,028
2/28/2022	$14,249	$13,859	$13,499	$15,548
3/31/2022	$14,004	$14,130	$13,667	$16,126
4/30/2022	$12,861	$13,034	$12,313	$14,719
5/31/2022	$13,210	$13,284	$12,331	$14,747
6/30/2022	$11,697	$11,972	$11,317	$13,529
7/31/2022	$12,794	$13,131	$12,498	$14,777
8/31/2022	$12,391	$12,715	$12,243	$14,174
9/30/2022	$11,166	$11,420	$11,069	$12,869
10/31/2022	$12,540	$12,857	$12,288	$13,911
11/30/2022	$13,166	$13,250	$12,575	$14,688
12/31/2022	$12,530	$12,381	$11,759	$13,842
1/31/2023	$13,813	$13,562	$12,905	$14,711
2/28/2023	$13,579	$13,250	$12,687	$14,352
3/31/2023	$12,833	$12,299	$12,081	$14,879
4/30/2023	$12,719	$11,993	$11,864	$15,112
5/31/2023	$12,316	$11,757	$11,754	$15,177
6/30/2023	$13,365	$12,691	$12,710	$16,180
7/31/2023	$14,041	$13,648	$13,487	$16,700
8/31/2023	$13,539	$12,992	$12,812	$16,434
9/30/2023	$12,828	$12,315	$12,058	$15,651
10/31/2023	$11,963	$11,581	$11,236	$15,321
11/30/2023	$12,934	$12,623	$12,253	$16,721
12/31/2023	$14,275	$14,194	$13,750	$17,480
1/31/2024	$13,961	$13,549	$13,215	$17,774
2/29/2024	$14,350	$13,993	$13,962	$18,723
3/31/2024	$14,754	$14,606	$14,462	$19,326
4/30/2024	$13,772	$13,675	$13,444	$18,536
5/31/2024	$14,749	$14,315	$14,118	$19,455
6/30/2024	$14,495	$14,073	$13,988	$20,153
7/31/2024	$15,861	$15,789	$15,409	$20,399
8/31/2024	$15,701	$15,492	$15,179	$20,894
9/30/2024	$15,547	$15,502	$15,285	$21,340
10/31/2024	$15,257	$15,260	$15,064	$21,146
11/30/2024	$16,950	$16,732	$16,717	$22,388
12/31/2024	$15,774	$15,337	$15,336	$21,854
1/31/2025	$16,013	$15,652	$15,738	$22,462
2/28/2025	$15,139	$15,053	$14,896	$22,169
3/31/2025	$14,334	$14,150	$13,882	$20,920
4/30/2025	$13,630	$13,582	$13,562	$20,778
5/31/2025	$13,932	$14,152	$14,286	$22,086
6/30/2025	$14,869	$14,852	$15,062	$23,209
7/31/2025	$15,213	$15,115	$15,324	$23,730
8/31/2025	$15,748	$16,395	$16,418	$24,211
9/30/2025	$15,483	$16,725	$16,929	$25,095
10/31/2025	$15,192	$16,766	$17,235	$25,683

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class F3 at NAV	(0.43%)	11.74%	6.82%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LMVOX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9030-F3

12/25

Class I

LMVYX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.47%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,091	$10,284	$10,325	$10,030
12/31/2015	$9,773	$9,742	$9,807	$9,872
1/31/2016	$9,156	$9,088	$8,944	$9,382
2/29/2016	$9,175	$9,150	$8,944	$9,369
3/31/2016	$9,874	$9,908	$9,658	$10,005
4/30/2016	$10,025	$10,118	$9,810	$10,043
5/31/2016	$10,387	$10,303	$10,030	$10,224
6/30/2016	$10,623	$10,335	$10,024	$10,250
7/31/2016	$11,022	$10,892	$10,623	$10,628
8/31/2016	$11,233	$11,163	$10,811	$10,643
9/30/2016	$11,353	$11,251	$10,931	$10,645
10/31/2016	$10,997	$10,881	$10,411	$10,451
11/30/2016	$12,393	$12,325	$11,572	$10,838
12/31/2016	$12,772	$12,834	$11,896	$11,052
1/31/2017	$12,779	$12,743	$11,943	$11,262
2/28/2017	$12,742	$12,927	$12,174	$11,709
3/31/2017	$12,675	$12,818	$12,190	$11,723
4/30/2017	$12,872	$12,868	$12,324	$11,843
5/31/2017	$12,471	$12,467	$12,073	$12,010
6/30/2017	$12,887	$12,904	$12,490	$12,085
7/31/2017	$12,954	$12,985	$12,583	$12,333
8/31/2017	$12,664	$12,666	$12,423	$12,371
9/30/2017	$13,444	$13,563	$13,198	$12,626
10/31/2017	$13,571	$13,581	$13,311	$12,921
11/30/2017	$14,059	$13,974	$13,694	$13,317
12/31/2017	$13,731	$13,840	$13,639	$13,465
1/31/2018	$14,135	$14,011	$13,995	$14,236
2/28/2018	$13,727	$13,310	$13,454	$13,711
3/31/2018	$13,789	$13,475	$13,628	$13,363
4/30/2018	$13,984	$13,709	$13,745	$13,414
5/31/2018	$14,693	$14,506	$14,580	$13,737
6/30/2018	$14,968	$14,594	$14,684	$13,822
7/31/2018	$14,924	$14,852	$14,940	$14,336
8/31/2018	$15,620	$15,205	$15,584	$14,803
9/30/2018	$15,235	$14,828	$15,209	$14,887
10/31/2018	$13,585	$13,500	$13,557	$13,870
11/30/2018	$13,840	$13,718	$13,773	$14,153
12/31/2018	$12,452	$12,060	$12,137	$12,875
1/31/2019	$13,561	$13,379	$13,502	$13,906
2/28/2019	$14,382	$13,899	$14,204	$14,353
3/31/2019	$13,892	$13,498	$13,907	$14,632
4/30/2019	$14,799	$14,009	$14,379	$15,224
5/31/2019	$13,076	$12,865	$13,261	$14,257
6/30/2019	$14,129	$13,684	$14,198	$15,262
7/31/2019	$14,082	$13,706	$14,280	$15,481
8/31/2019	$12,948	$12,941	$13,575	$15,236
9/30/2019	$13,659	$13,605	$13,857	$15,521
10/31/2019	$13,824	$13,935	$14,222	$15,857
11/30/2019	$14,438	$14,261	$14,808	$16,432
12/31/2019	$15,032	$14,761	$15,235	$16,928
1/31/2020	$14,305	$13,964	$14,746	$16,922
2/29/2020	$12,831	$12,607	$13,505	$15,529
3/31/2020	$8,683	$9,497	$10,571	$13,611
4/30/2020	$9,902	$10,668	$12,023	$15,356
5/31/2020	$10,915	$10,975	$12,805	$16,087
6/30/2020	$11,667	$11,292	$13,258	$16,407
7/31/2020	$11,873	$11,525	$13,625	$17,332
8/31/2020	$12,534	$12,146	$14,392	$18,578
9/30/2020	$11,764	$11,581	$13,911	$17,872
10/31/2020	$12,304	$11,995	$14,203	$17,397
11/30/2020	$15,073	$14,311	$16,821	$19,301
12/31/2020	$16,316	$15,445	$18,276	$20,043
1/31/2021	$16,689	$16,257	$19,195	$19,841
2/28/2021	$18,838	$17,785	$20,392	$20,388
3/31/2021	$19,469	$18,714	$20,597	$21,281
4/30/2021	$20,271	$19,093	$21,029	$22,416
5/31/2021	$20,730	$19,687	$21,072	$22,573
6/30/2021	$20,210	$19,567	$21,481	$23,100
7/31/2021	$19,506	$18,867	$20,705	$23,649
8/31/2021	$19,659	$19,372	$21,168	$24,368
9/30/2021	$19,554	$18,984	$20,544	$23,234
10/31/2021	$20,265	$19,708	$21,418	$24,862
11/30/2021	$19,633	$19,035	$20,525	$24,690
12/31/2021	$20,803	$19,811	$20,984	$25,797
1/31/2022	$19,890	$18,656	$18,964	$24,462
2/28/2022	$20,099	$18,965	$19,166	$23,729
3/31/2022	$19,754	$19,336	$19,405	$24,610
4/30/2022	$18,145	$17,835	$17,482	$22,464
5/31/2022	$18,632	$18,177	$17,508	$22,505
6/30/2022	$16,495	$16,382	$16,068	$20,648
7/31/2022	$18,037	$17,968	$17,746	$22,552
8/31/2022	$17,475	$17,400	$17,382	$21,632
9/30/2022	$15,744	$15,626	$15,717	$19,640
10/31/2022	$17,678	$17,594	$17,447	$21,230
11/30/2022	$18,561	$18,131	$17,854	$22,416
12/31/2022	$17,662	$16,942	$16,696	$21,125
1/31/2023	$19,468	$18,558	$18,323	$22,452
2/28/2023	$19,137	$18,130	$18,013	$21,904
3/31/2023	$18,091	$16,830	$17,153	$22,708
4/30/2023	$17,929	$16,411	$16,844	$23,063
5/31/2023	$17,360	$16,088	$16,689	$23,163
6/30/2023	$18,835	$17,366	$18,046	$24,693
7/31/2023	$19,784	$18,676	$19,149	$25,487
8/31/2023	$19,074	$17,778	$18,191	$25,081
9/30/2023	$18,077	$16,852	$17,120	$23,885
10/31/2023	$16,854	$15,847	$15,953	$23,383
11/30/2023	$18,224	$17,273	$17,396	$25,518
12/31/2023	$20,105	$19,423	$19,522	$26,678
1/31/2024	$19,668	$18,541	$18,763	$27,126
2/29/2024	$20,218	$19,147	$19,824	$28,574
3/31/2024	$20,788	$19,986	$20,533	$29,494
4/30/2024	$19,401	$18,713	$19,088	$28,289
5/31/2024	$20,774	$19,588	$20,046	$29,692
6/30/2024	$20,415	$19,258	$19,860	$30,757
7/31/2024	$22,338	$21,605	$21,878	$31,132
8/31/2024	$22,113	$21,199	$21,551	$31,887
9/30/2024	$21,894	$21,213	$21,702	$32,568
10/31/2024	$21,486	$20,881	$21,388	$32,272
11/30/2024	$23,862	$22,895	$23,735	$34,167
12/31/2024	$22,216	$20,987	$21,774	$33,352
1/31/2025	$22,545	$21,419	$22,345	$34,281
2/28/2025	$21,318	$20,599	$21,150	$33,834
3/31/2025	$20,188	$19,362	$19,710	$31,928
4/30/2025	$19,193	$18,585	$19,255	$31,711
5/31/2025	$19,612	$19,366	$20,283	$33,707
6/30/2025	$20,937	$20,324	$21,386	$35,421
7/31/2025	$21,416	$20,683	$21,757	$36,216
8/31/2025	$22,164	$22,435	$23,311	$36,950
9/30/2025	$21,797	$22,886	$24,036	$38,299
10/31/2025	$21,386	$22,943	$24,471	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	(0.47%)	11.69%	7.90%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 2000 Index	14.41%	11.50%	9.36%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMVYX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-699-I

12/25

Class R5

LMVVX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$103	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.47%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,867	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,669	$10,458	$11,847	$12,647
12/31/2020	$11,548	$11,287	$12,872	$13,133
1/31/2021	$11,813	$11,881	$13,520	$13,000
2/28/2021	$13,334	$12,997	$14,362	$13,359
3/31/2021	$13,780	$13,676	$14,506	$13,944
4/30/2021	$14,348	$13,953	$14,811	$14,688
5/31/2021	$14,673	$14,387	$14,842	$14,791
6/30/2021	$14,304	$14,300	$15,129	$15,136
7/31/2021	$13,806	$13,788	$14,583	$15,496
8/31/2021	$13,914	$14,157	$14,909	$15,967
9/30/2021	$13,841	$13,873	$14,469	$15,224
10/31/2021	$14,343	$14,402	$15,085	$16,291
11/30/2021	$13,892	$13,910	$14,456	$16,178
12/31/2021	$14,725	$14,478	$14,779	$16,903
1/31/2022	$14,079	$13,633	$13,356	$16,028
2/28/2022	$14,227	$13,859	$13,499	$15,548
3/31/2022	$13,983	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,676	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,370	$12,715	$12,243	$14,174
9/30/2022	$11,144	$11,420	$11,069	$12,869
10/31/2022	$12,518	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,507	$12,381	$11,759	$13,842
1/31/2023	$13,780	$13,562	$12,905	$14,711
2/28/2023	$13,551	$13,250	$12,687	$14,352
3/31/2023	$12,805	$12,299	$12,081	$14,879
4/30/2023	$12,691	$11,993	$11,864	$15,112
5/31/2023	$12,288	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,004	$13,648	$13,487	$16,700
8/31/2023	$13,506	$12,992	$12,812	$16,434
9/30/2023	$12,795	$12,315	$12,058	$15,651
10/31/2023	$11,935	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,236	$14,194	$13,750	$17,480
1/31/2024	$13,927	$13,549	$13,215	$17,774
2/29/2024	$14,311	$13,993	$13,962	$18,723
3/31/2024	$14,715	$14,606	$14,462	$19,326
4/30/2024	$13,732	$13,675	$13,444	$18,536
5/31/2024	$14,710	$14,315	$14,118	$19,455
6/30/2024	$14,450	$14,073	$13,988	$20,153
7/31/2024	$15,817	$15,789	$15,409	$20,399
8/31/2024	$15,657	$15,492	$15,179	$20,894
9/30/2024	$15,502	$15,502	$15,285	$21,340
10/31/2024	$15,213	$15,260	$15,064	$21,146
11/30/2024	$16,895	$16,732	$16,717	$22,388
12/31/2024	$15,725	$15,337	$15,336	$21,854
1/31/2025	$15,958	$15,652	$15,738	$22,462
2/28/2025	$15,089	$15,053	$14,896	$22,169
3/31/2025	$14,290	$14,150	$13,882	$20,920
4/30/2025	$13,585	$13,582	$13,562	$20,778
5/31/2025	$13,887	$14,152	$14,286	$22,086
6/30/2025	$14,819	$14,852	$15,062	$23,209
7/31/2025	$15,164	$15,115	$15,324	$23,730
8/31/2025	$15,693	$16,395	$16,418	$24,211
9/30/2025	$15,428	$16,725	$16,929	$25,095
10/31/2025	$15,142	$16,766	$17,235	$25,683

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class R5 at NAV	(0.47%)	11.70%	6.76%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LMVVX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9034-R5

12/25

Class R6

LMVWX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -0.43%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 9.87% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to Cushman & Wakefield Plc. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to MEG Energy Corp.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Columbus McKinnon Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
6/30/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,971	$10,016	$10,058	$10,144
8/31/2019	$9,168	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,788	$10,184	$10,017	$10,390
11/30/2019	$10,226	$10,422	$10,429	$10,767
12/31/2019	$10,647	$10,787	$10,730	$11,092
1/31/2020	$10,132	$10,205	$10,386	$11,088
2/29/2020	$9,089	$9,213	$9,512	$10,175
3/31/2020	$6,149	$6,940	$7,445	$8,918
4/30/2020	$7,016	$7,796	$8,468	$10,062
5/31/2020	$7,733	$8,020	$9,019	$10,541
6/30/2020	$8,265	$8,252	$9,337	$10,751
7/31/2020	$8,411	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,338	$8,463	$9,798	$11,710
10/31/2020	$8,724	$8,766	$10,003	$11,399
11/30/2020	$10,685	$10,458	$11,847	$12,647
12/31/2020	$11,564	$11,287	$12,872	$13,133
1/31/2021	$11,829	$11,881	$13,520	$13,000
2/28/2021	$13,354	$12,997	$14,362	$13,359
3/31/2021	$13,800	$13,676	$14,506	$13,944
4/30/2021	$14,368	$13,953	$14,811	$14,688
5/31/2021	$14,693	$14,387	$14,842	$14,791
6/30/2021	$14,324	$14,300	$15,129	$15,136
7/31/2021	$13,822	$13,788	$14,583	$15,496
8/31/2021	$13,934	$14,157	$14,909	$15,967
9/30/2021	$13,861	$13,873	$14,469	$15,224
10/31/2021	$14,368	$14,402	$15,085	$16,291
11/30/2021	$13,917	$13,910	$14,456	$16,178
12/31/2021	$14,750	$14,478	$14,779	$16,903
1/31/2022	$14,104	$13,633	$13,356	$16,028
2/28/2022	$14,252	$13,859	$13,499	$15,548
3/31/2022	$14,008	$14,130	$13,667	$16,126
4/30/2022	$12,864	$13,034	$12,313	$14,719
5/31/2022	$13,213	$13,284	$12,331	$14,747
6/30/2022	$11,696	$11,972	$11,317	$13,529
7/31/2022	$12,792	$13,131	$12,498	$14,777
8/31/2022	$12,390	$12,715	$12,243	$14,174
9/30/2022	$11,165	$11,420	$11,069	$12,869
10/31/2022	$12,539	$12,857	$12,288	$13,911
11/30/2022	$13,165	$13,250	$12,575	$14,688
12/31/2022	$12,529	$12,381	$11,759	$13,842
1/31/2023	$13,811	$13,562	$12,905	$14,711
2/28/2023	$13,578	$13,250	$12,687	$14,352
3/31/2023	$12,832	$12,299	$12,081	$14,879
4/30/2023	$12,723	$11,993	$11,864	$15,112
5/31/2023	$12,315	$11,757	$11,754	$15,177
6/30/2023	$13,364	$12,691	$12,710	$16,180
7/31/2023	$14,040	$13,648	$13,487	$16,700
8/31/2023	$13,538	$12,992	$12,812	$16,434
9/30/2023	$12,827	$12,315	$12,058	$15,651
10/31/2023	$11,962	$11,581	$11,236	$15,321
11/30/2023	$12,933	$12,623	$12,253	$16,721
12/31/2023	$14,274	$14,194	$13,750	$17,480
1/31/2024	$13,960	$13,549	$13,215	$17,774
2/29/2024	$14,348	$13,993	$13,962	$18,723
3/31/2024	$14,757	$14,606	$14,462	$19,326
4/30/2024	$13,770	$13,675	$13,444	$18,536
5/31/2024	$14,747	$14,315	$14,118	$19,455
6/30/2024	$14,493	$14,073	$13,988	$20,153
7/31/2024	$15,859	$15,789	$15,409	$20,399
8/31/2024	$15,700	$15,492	$15,179	$20,894
9/30/2024	$15,545	$15,502	$15,285	$21,340
10/31/2024	$15,256	$15,260	$15,064	$21,146
11/30/2024	$16,948	$16,732	$16,717	$22,388
12/31/2024	$15,773	$15,337	$15,336	$21,854
1/31/2025	$16,011	$15,652	$15,738	$22,462
2/28/2025	$15,137	$15,053	$14,896	$22,169
3/31/2025	$14,333	$14,150	$13,882	$20,920
4/30/2025	$13,628	$13,582	$13,562	$20,778
5/31/2025	$13,930	$14,152	$14,286	$22,086
6/30/2025	$14,867	$14,852	$15,062	$23,209
7/31/2025	$15,211	$15,115	$15,324	$23,730
8/31/2025	$15,746	$16,395	$16,418	$24,211
9/30/2025	$15,482	$16,725	$16,929	$25,095
10/31/2025	$15,190	$16,766	$17,235	$25,683

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class R6 at NAV	(0.43%)	11.73%	6.81%
Russell 2000 Value Index	9.87%	13.85%	8.49%
Russell 2000 Index	14.41%	11.50%	8.96%
S&P 500 Index	21.45%	17.64%	16.03%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$86,141,375
# of Portfolio Holdings	45
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$684,344

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	8.10%
Consumer Staples	1.63%
Energy	3.13%
Financials	25.79%
Health Care	7.05%
Industrials	19.92%
Information Technology	19.03%
Materials	4.96%
Real Estate	3.70%
Utilities	2.89%
Repurchase Agreements	2.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LMVWX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9035-R6

12/25

Class A

LFGAX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.40%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$9,422	$10,000	$10,000
2/28/2019	$10,038	$10,358	$10,321
3/31/2019	$10,069	$10,653	$10,522
4/30/2019	$10,408	$11,134	$10,948
5/31/2019	$9,925	$10,431	$10,252
6/30/2019	$10,515	$11,147	$10,974
7/31/2019	$10,892	$11,399	$11,132
8/31/2019	$10,578	$11,311	$10,956
9/30/2019	$9,642	$11,313	$11,161
10/31/2019	$9,975	$11,632	$11,403
11/30/2019	$10,590	$12,148	$11,816
12/31/2019	$10,898	$12,514	$12,173
1/31/2020	$11,369	$12,794	$12,168
2/29/2020	$11,005	$11,923	$11,167
3/31/2020	$10,113	$10,750	$9,787
4/30/2020	$11,652	$12,340	$11,042
5/31/2020	$13,084	$13,169	$11,568
6/30/2020	$14,359	$13,742	$11,798
7/31/2020	$15,754	$14,799	$12,463
8/31/2020	$17,557	$16,327	$13,359
9/30/2020	$17,399	$15,559	$12,852
10/31/2020	$16,897	$15,030	$12,510
11/30/2020	$19,021	$16,569	$13,879
12/31/2020	$20,282	$17,331	$14,413
1/31/2021	$20,208	$17,203	$14,267
2/28/2021	$20,764	$17,199	$14,661
3/31/2021	$19,806	$17,494	$15,303
4/30/2021	$21,113	$18,685	$16,120
5/31/2021	$20,409	$18,426	$16,232
6/30/2021	$21,716	$19,582	$16,611
7/31/2021	$22,273	$20,228	$17,006
8/31/2021	$23,091	$20,984	$17,523
9/30/2021	$21,703	$19,809	$16,708
10/31/2021	$24,244	$21,524	$17,878
11/30/2021	$24,108	$21,656	$17,754
12/31/2021	$22,907	$22,114	$18,550
1/31/2022	$19,987	$20,216	$17,590
2/28/2022	$19,444	$19,357	$17,064
3/31/2022	$19,925	$20,115	$17,697
4/30/2022	$17,182	$17,685	$16,154
5/31/2022	$16,121	$17,274	$16,184
6/30/2022	$15,044	$15,906	$14,848
7/31/2022	$16,702	$17,815	$16,217
8/31/2022	$16,136	$16,985	$15,555
9/30/2022	$14,757	$15,334	$14,123
10/31/2022	$15,292	$16,230	$15,266
11/30/2022	$15,393	$16,970	$16,119
12/31/2022	$13,960	$15,671	$15,191
1/31/2023	$14,974	$16,977	$16,145
2/28/2023	$14,525	$16,775	$15,751
3/31/2023	$15,555	$17,922	$16,329
4/30/2023	$15,222	$18,099	$16,584
5/31/2023	$16,152	$18,924	$16,656
6/30/2023	$17,260	$20,218	$17,757
7/31/2023	$17,887	$20,899	$18,327
8/31/2023	$17,663	$20,711	$18,036
9/30/2023	$16,361	$19,585	$17,176
10/31/2023	$15,865	$19,306	$16,815
11/30/2023	$18,127	$21,410	$18,350
12/31/2023	$18,677	$22,359	$19,184
1/31/2024	$19,824	$22,916	$19,506
2/29/2024	$21,613	$24,480	$20,548
3/31/2024	$21,915	$24,911	$21,209
4/30/2024	$20,560	$23,854	$20,343
5/31/2024	$21,691	$25,282	$21,351
6/30/2024	$23,341	$26,987	$22,117
7/31/2024	$21,985	$26,528	$22,387
8/31/2024	$22,876	$27,080	$22,930
9/30/2024	$23,852	$27,848	$23,419
10/31/2024	$24,697	$27,755	$23,207
11/30/2024	$28,190	$29,556	$24,569
12/31/2024	$28,113	$29,816	$23,983
1/31/2025	$29,484	$30,406	$24,651
2/28/2025	$27,524	$29,314	$24,330
3/31/2025	$24,317	$26,835	$22,959
4/30/2025	$25,704	$27,292	$22,803
5/31/2025	$28,392	$29,734	$24,239
6/30/2025	$30,615	$31,660	$25,471
7/31/2025	$31,560	$32,856	$26,043
8/31/2025	$31,878	$33,223	$26,571
9/30/2025	$33,419	$34,984	$27,541
10/31/2025	$34,426	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class A at NAV	39.40%	15.30%	21.17%
Class A with sales charge	31.40%	13.94%	20.11%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LFGAX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8895-A

12/25

Class C

LFGCX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 38.33%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,647	$10,358	$10,321
3/31/2019	$10,673	$10,653	$10,522
4/30/2019	$11,027	$11,134	$10,948
5/31/2019	$10,507	$10,431	$10,252
6/30/2019	$11,127	$11,147	$10,974
7/31/2019	$11,513	$11,399	$11,132
8/31/2019	$11,180	$11,311	$10,956
9/30/2019	$10,180	$11,313	$11,161
10/31/2019	$10,533	$11,632	$11,403
11/30/2019	$11,173	$12,148	$11,816
12/31/2019	$11,493	$12,514	$12,173
1/31/2020	$11,980	$12,794	$12,168
2/29/2020	$11,593	$11,923	$11,167
3/31/2020	$10,640	$10,750	$9,787
4/30/2020	$12,253	$12,340	$11,042
5/31/2020	$13,753	$13,169	$11,568
6/30/2020	$15,080	$13,742	$11,798
7/31/2020	$16,540	$14,799	$12,463
8/31/2020	$18,420	$16,327	$13,359
9/30/2020	$18,247	$15,559	$12,852
10/31/2020	$17,707	$15,030	$12,510
11/30/2020	$19,914	$16,569	$13,879
12/31/2020	$21,231	$17,331	$14,413
1/31/2021	$21,139	$17,203	$14,267
2/28/2021	$21,708	$17,199	$14,661
3/31/2021	$20,690	$17,494	$15,303
4/30/2021	$22,043	$18,685	$16,120
5/31/2021	$21,295	$18,426	$16,232
6/30/2021	$22,641	$19,582	$16,611
7/31/2021	$23,211	$20,228	$17,006
8/31/2021	$24,044	$20,984	$17,523
9/30/2021	$22,584	$19,809	$16,708
10/31/2021	$25,220	$21,524	$17,878
11/30/2021	$25,060	$21,656	$17,754
12/31/2021	$23,797	$22,114	$18,550
1/31/2022	$20,750	$20,216	$17,590
2/28/2022	$20,172	$19,357	$17,064
3/31/2022	$20,659	$20,115	$17,697
4/30/2022	$17,802	$17,685	$16,154
5/31/2022	$16,696	$17,274	$16,184
6/30/2022	$15,573	$15,906	$14,848
7/31/2022	$17,274	$17,815	$16,217
8/31/2022	$16,679	$16,985	$15,555
9/30/2022	$15,242	$15,334	$14,123
10/31/2022	$15,787	$16,230	$15,266
11/30/2022	$15,886	$16,970	$16,119
12/31/2022	$14,392	$15,671	$15,191
1/31/2023	$15,432	$16,977	$16,145
2/28/2023	$14,953	$16,775	$15,751
3/31/2023	$16,002	$17,922	$16,329
4/30/2023	$15,647	$18,099	$16,584
5/31/2023	$16,605	$18,924	$16,656
6/30/2023	$17,719	$20,218	$17,757
7/31/2023	$18,355	$20,899	$18,327
8/31/2023	$18,124	$20,711	$18,036
9/30/2023	$16,770	$19,585	$17,176
10/31/2023	$16,250	$19,306	$16,815
11/30/2023	$18,562	$21,410	$18,350
12/31/2023	$19,115	$22,359	$19,184
1/31/2024	$20,271	$22,916	$19,506
2/29/2024	$22,087	$24,480	$20,548
3/31/2024	$22,376	$24,911	$21,209
4/30/2024	$20,989	$23,854	$20,343
5/31/2024	$22,129	$25,282	$21,351
6/30/2024	$23,788	$26,987	$22,117
7/31/2024	$22,393	$26,528	$22,387
8/31/2024	$23,285	$27,080	$22,930
9/30/2024	$24,267	$27,848	$23,419
10/31/2024	$25,118	$27,755	$23,207
11/30/2024	$28,643	$29,556	$24,569
12/31/2024	$28,553	$29,816	$23,983
1/31/2025	$29,923	$30,406	$24,651
2/28/2025	$27,917	$29,314	$24,330
3/31/2025	$24,647	$26,835	$22,959
4/30/2025	$26,042	$27,292	$22,803
5/31/2025	$28,743	$29,734	$24,239
6/30/2025	$30,972	$31,660	$25,471
7/31/2025	$31,913	$32,856	$26,043
8/31/2025	$32,219	$33,223	$26,571
9/30/2025	$33,746	$34,984	$27,541
10/31/2025	$34,745	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class C at NAV	38.33%	14.43%	20.27%
Class C with sales charge	37.33%	14.43%	20.27%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LFGCX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8896-C

12/25

Class F

LFGFX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$96	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.75%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,020	$15,030	$12,510
11/30/2020	$20,288	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,505	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,328	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,520	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,072	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,232	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,679	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207
11/30/2024	$30,358	$29,556	$24,569
12/31/2024	$30,292	$29,816	$23,983
1/31/2025	$31,778	$30,406	$24,651
2/28/2025	$29,668	$29,314	$24,330
3/31/2025	$26,212	$26,835	$22,959
4/30/2025	$27,714	$27,292	$22,803
5/31/2025	$30,621	$29,734	$24,239
6/30/2025	$33,026	$31,660	$25,471
7/31/2025	$34,052	$32,856	$26,043
8/31/2025	$34,405	$33,223	$26,571
9/30/2025	$36,071	$34,984	$27,541
10/31/2025	$37,172	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class F at NAV	39.75%	15.58%	21.48%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFGFX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8897-F

12/25

Class F3

LFGOX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$82	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.89%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,113	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,666	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,230	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,230	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,423	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,214	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207
11/30/2024	$30,527	$29,556	$24,569
12/31/2024	$30,461	$29,816	$23,983
1/31/2025	$31,955	$30,406	$24,651
2/28/2025	$29,837	$29,314	$24,330
3/31/2025	$26,366	$26,835	$22,959
4/30/2025	$27,876	$27,292	$22,803
5/31/2025	$30,806	$29,734	$24,239
6/30/2025	$33,226	$31,660	$25,471
7/31/2025	$34,260	$32,856	$26,043
8/31/2025	$34,622	$33,223	$26,571
9/30/2025	$36,304	$34,984	$27,541
10/31/2025	$37,412	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class F3 at NAV	39.89%	15.71%	21.59%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LFGOX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8899-F3

12/25

Class I

LFGIX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.77%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,600	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,720	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,509	$16,970	$16,119
12/31/2022	$14,974	$15,671	$15,191
1/31/2023	$16,066	$16,977	$16,145
2/28/2023	$15,581	$16,775	$15,751
3/31/2023	$16,689	$17,922	$16,329
4/30/2023	$16,336	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,210	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,051	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,311	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,124	$23,854	$20,343
5/31/2024	$23,347	$25,282	$21,351
6/30/2024	$25,120	$26,987	$22,117
7/31/2024	$23,667	$26,528	$22,387
8/31/2024	$24,636	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,606	$27,755	$23,207
11/30/2024	$30,374	$29,556	$24,569
12/31/2024	$30,300	$29,816	$23,983
1/31/2025	$31,786	$30,406	$24,651
2/28/2025	$29,676	$29,314	$24,330
3/31/2025	$26,220	$26,835	$22,959
4/30/2025	$27,723	$27,292	$22,803
5/31/2025	$30,637	$29,734	$24,239
6/30/2025	$33,034	$31,660	$25,471
7/31/2025	$34,068	$32,856	$26,043
8/31/2025	$34,421	$33,223	$26,571
9/30/2025	$36,088	$34,984	$27,541
10/31/2025	$37,188	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class I at NAV	39.77%	15.60%	21.49%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LFGIX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8898-I

12/25

Class R3

LFGQX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.30%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.01%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,040	$11,134	$10,948
5/31/2019	$10,527	$10,431	$10,252
6/30/2019	$11,153	$11,147	$10,974
7/31/2019	$11,547	$11,399	$11,132
8/31/2019	$11,213	$11,311	$10,956
9/30/2019	$10,213	$11,313	$11,161
10/31/2019	$10,573	$11,632	$11,403
11/30/2019	$11,220	$12,148	$11,816
12/31/2019	$11,540	$12,514	$12,173
1/31/2020	$12,040	$12,794	$12,168
2/29/2020	$11,653	$11,923	$11,167
3/31/2020	$10,700	$10,750	$9,787
4/30/2020	$12,327	$12,340	$11,042
5/31/2020	$13,847	$13,169	$11,568
6/30/2020	$15,187	$13,742	$11,798
7/31/2020	$16,660	$14,799	$12,463
8/31/2020	$18,567	$16,327	$13,359
9/30/2020	$18,400	$15,559	$12,852
10/31/2020	$17,860	$15,030	$12,510
11/30/2020	$20,101	$16,569	$13,879
12/31/2020	$21,432	$17,331	$14,413
1/31/2021	$21,346	$17,203	$14,267
2/28/2021	$21,930	$17,199	$14,661
3/31/2021	$20,912	$17,494	$15,303
4/30/2021	$22,286	$18,685	$16,120
5/31/2021	$21,539	$18,426	$16,232
6/30/2021	$22,919	$19,582	$16,611
7/31/2021	$23,503	$20,228	$17,006
8/31/2021	$24,357	$20,984	$17,523
9/30/2021	$22,884	$19,809	$16,708
10/31/2021	$25,567	$21,524	$17,878
11/30/2021	$25,415	$21,656	$17,754
12/31/2021	$24,139	$22,114	$18,550
1/31/2022	$21,060	$20,216	$17,590
2/28/2022	$20,484	$19,357	$17,064
3/31/2022	$20,986	$20,115	$17,697
4/30/2022	$18,088	$17,685	$16,154
5/31/2022	$16,976	$17,274	$16,184
6/30/2022	$15,840	$15,906	$14,848
7/31/2022	$17,577	$17,815	$16,217
8/31/2022	$16,976	$16,985	$15,555
9/30/2022	$15,527	$15,334	$14,123
10/31/2022	$16,079	$16,230	$15,266
11/30/2022	$16,186	$16,970	$16,119
12/31/2022	$14,679	$15,671	$15,191
1/31/2023	$15,742	$16,977	$16,145
2/28/2023	$15,264	$16,775	$15,751
3/31/2023	$16,343	$17,922	$16,329
4/30/2023	$15,989	$18,099	$16,584
5/31/2023	$16,968	$18,924	$16,656
6/30/2023	$18,121	$20,218	$17,757
7/31/2023	$18,779	$20,899	$18,327
8/31/2023	$18,541	$20,711	$18,036
9/30/2023	$17,166	$19,585	$17,176
10/31/2023	$16,647	$19,306	$16,815
11/30/2023	$19,018	$21,410	$18,350
12/31/2023	$19,595	$22,359	$19,184
1/31/2024	$20,780	$22,916	$19,506
2/29/2024	$22,657	$24,480	$20,548
3/31/2024	$22,970	$24,911	$21,209
4/30/2024	$21,546	$23,854	$20,343
5/31/2024	$22,731	$25,282	$21,351
6/30/2024	$24,444	$26,987	$22,117
7/31/2024	$23,019	$26,528	$22,387
8/31/2024	$23,950	$27,080	$22,930
9/30/2024	$24,971	$27,848	$23,419
10/31/2024	$25,852	$27,755	$23,207
11/30/2024	$29,499	$29,556	$24,569
12/31/2024	$29,417	$29,816	$23,983
1/31/2025	$30,841	$30,406	$24,651
2/28/2025	$28,783	$29,314	$24,330
3/31/2025	$25,424	$26,835	$22,959
4/30/2025	$26,864	$27,292	$22,803
5/31/2025	$29,672	$29,734	$24,239
6/30/2025	$31,985	$31,660	$25,471
7/31/2025	$32,965	$32,856	$26,043
8/31/2025	$33,294	$33,223	$26,571
9/30/2025	$34,891	$34,984	$27,541
10/31/2025	$35,937	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R3 at NAV	39.01%	15.01%	20.87%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LFGQX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9122-R3

12/25

Class R4

LFGSX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$126	1.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.37%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,047	$11,134	$10,948
5/31/2019	$10,533	$10,431	$10,252
6/30/2019	$11,160	$11,147	$10,974
7/31/2019	$11,560	$11,399	$11,132
8/31/2019	$11,233	$11,311	$10,956
9/30/2019	$10,233	$11,313	$11,161
10/31/2019	$10,593	$11,632	$11,403
11/30/2019	$11,240	$12,148	$11,816
12/31/2019	$11,573	$12,514	$12,173
1/31/2020	$12,073	$12,794	$12,168
2/29/2020	$11,687	$11,923	$11,167
3/31/2020	$10,733	$10,750	$9,787
4/30/2020	$12,367	$12,340	$11,042
5/31/2020	$13,893	$13,169	$11,568
6/30/2020	$15,240	$13,742	$11,798
7/31/2020	$16,727	$14,799	$12,463
8/31/2020	$18,640	$16,327	$13,359
9/30/2020	$18,473	$15,559	$12,852
10/31/2020	$17,940	$15,030	$12,510
11/30/2020	$20,187	$16,569	$13,879
12/31/2020	$21,532	$17,331	$14,413
1/31/2021	$21,454	$17,203	$14,267
2/28/2021	$22,045	$17,199	$14,661
3/31/2021	$21,027	$17,494	$15,303
4/30/2021	$22,415	$18,685	$16,120
5/31/2021	$21,667	$18,426	$16,232
6/30/2021	$23,055	$19,582	$16,611
7/31/2021	$23,653	$20,228	$17,006
8/31/2021	$24,514	$20,984	$17,523
9/30/2021	$23,041	$19,809	$16,708
10/31/2021	$25,745	$21,524	$17,878
11/30/2021	$25,593	$21,656	$17,754
12/31/2021	$24,319	$22,114	$18,550
1/31/2022	$21,219	$20,216	$17,590
2/28/2022	$20,644	$19,357	$17,064
3/31/2022	$21,153	$20,115	$17,697
4/30/2022	$18,243	$17,685	$16,154
5/31/2022	$17,117	$17,274	$16,184
6/30/2022	$15,974	$15,906	$14,848
7/31/2022	$17,733	$17,815	$16,217
8/31/2022	$17,133	$16,985	$15,555
9/30/2022	$15,670	$15,334	$14,123
10/31/2022	$16,237	$16,230	$15,266
11/30/2022	$16,344	$16,970	$16,119
12/31/2022	$14,823	$15,671	$15,191
1/31/2023	$15,900	$16,977	$16,145
2/28/2023	$15,415	$16,775	$15,751
3/31/2023	$16,508	$17,922	$16,329
4/30/2023	$16,155	$18,099	$16,584
5/31/2023	$17,150	$18,924	$16,656
6/30/2023	$18,325	$20,218	$17,757
7/31/2023	$18,991	$20,899	$18,327
8/31/2023	$18,753	$20,711	$18,036
9/30/2023	$17,372	$19,585	$17,176
10/31/2023	$16,845	$19,306	$16,815
11/30/2023	$19,246	$21,410	$18,350
12/31/2023	$19,830	$22,359	$19,184
1/31/2024	$21,047	$22,916	$19,506
2/29/2024	$22,946	$24,480	$20,548
3/31/2024	$23,266	$24,911	$21,209
4/30/2024	$21,828	$23,854	$20,343
5/31/2024	$23,028	$25,282	$21,351
6/30/2024	$24,779	$26,987	$22,117
7/31/2024	$23,340	$26,528	$22,387
8/31/2024	$24,286	$27,080	$22,930
9/30/2024	$25,322	$27,848	$23,419
10/31/2024	$26,226	$27,755	$23,207
11/30/2024	$29,926	$29,556	$24,569
12/31/2024	$29,852	$29,816	$23,983
1/31/2025	$31,307	$30,406	$24,651
2/28/2025	$29,219	$29,314	$24,330
3/31/2025	$25,815	$26,835	$22,959
4/30/2025	$27,287	$27,292	$22,803
5/31/2025	$30,148	$29,734	$24,239
6/30/2025	$32,499	$31,660	$25,471
7/31/2025	$33,510	$32,856	$26,043
8/31/2025	$33,847	$33,223	$26,571
9/30/2025	$35,475	$34,984	$27,541
10/31/2025	$36,552	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R4 at NAV	39.37%	15.30%	21.18%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LFGSX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9123-R4

12/25

Class R5

LFGTX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$96	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.75%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,795	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,190	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,256	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,280	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207
11/30/2024	$30,366	$29,556	$24,569
12/31/2024	$30,292	$29,816	$23,983
1/31/2025	$31,778	$30,406	$24,651
2/28/2025	$29,668	$29,314	$24,330
3/31/2025	$26,212	$26,835	$22,959
4/30/2025	$27,714	$27,292	$22,803
5/31/2025	$30,629	$29,734	$24,239
6/30/2025	$33,026	$31,660	$25,471
7/31/2025	$34,052	$32,856	$26,043
8/31/2025	$34,405	$33,223	$26,571
9/30/2025	$36,071	$34,984	$27,541
10/31/2025	$37,172	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R5 at NAV	39.75%	15.59%	21.48%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LFGTX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9124-R5

12/25

Class R6

LFGVX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 39.89%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Palantir Technologies, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Trade Desk, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,107	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,673	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,238	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,238	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,431	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,222	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207
11/30/2024	$30,527	$29,556	$24,569
12/31/2024	$30,461	$29,816	$23,983
1/31/2025	$31,955	$30,406	$24,651
2/28/2025	$29,837	$29,314	$24,330
3/31/2025	$26,366	$26,835	$22,959
4/30/2025	$27,884	$27,292	$22,803
5/31/2025	$30,806	$29,734	$24,239
6/30/2025	$33,226	$31,660	$25,471
7/31/2025	$34,260	$32,856	$26,043
8/31/2025	$34,622	$33,223	$26,571
9/30/2025	$36,304	$34,984	$27,541
10/31/2025	$37,412	$36,276	$28,185

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R6 at NAV	39.89%	15.71%	21.59%
Russell 1000 Growth Index	30.70%	19.27%	21.04%
S&P 500 Index	21.45%	17.64%	16.60%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$180,018,172
# of Portfolio Holdings	34
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$526,567

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	15.17%
Consumer Discretionary	13.49%
Financials	3.22%
Health Care	4.00%
Industrials	10.32%
Information Technology	49.12%
Repurchase Agreements	4.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.65% to 0.70% as part of the annual review of transfer agency expenses..

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LFGVX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9125-R6

12/25

Class A

LAFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.72%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$9,422	$10,000	$10,000
8/31/2019	$8,800	$9,706	$9,842
9/30/2019	$9,353	$10,052	$10,026
10/31/2019	$9,265	$10,193	$10,243
11/30/2019	$9,712	$10,508	$10,615
12/31/2019	$9,901	$10,797	$10,935
1/31/2020	$9,434	$10,565	$10,931
2/29/2020	$8,455	$9,541	$10,031
3/31/2020	$6,321	$7,911	$8,792
4/30/2020	$7,319	$8,800	$9,919
5/31/2020	$7,811	$9,102	$10,392
6/30/2020	$8,152	$9,041	$10,598
7/31/2020	$8,278	$9,399	$11,196
8/31/2020	$8,607	$9,787	$12,001
9/30/2020	$8,323	$9,547	$11,545
10/31/2020	$8,177	$9,422	$11,238
11/30/2020	$9,773	$10,689	$12,468
12/31/2020	$10,357	$11,099	$12,947
1/31/2021	$10,344	$10,997	$12,816
2/28/2021	$11,030	$11,662	$13,170
3/31/2021	$11,856	$12,348	$13,746
4/30/2021	$12,313	$12,842	$14,480
5/31/2021	$12,636	$13,142	$14,581
6/30/2021	$12,448	$12,991	$14,922
7/31/2021	$12,381	$13,095	$15,276
8/31/2021	$12,717	$13,355	$15,741
9/30/2021	$12,401	$12,890	$15,008
10/31/2021	$12,797	$13,544	$16,060
11/30/2021	$12,442	$13,067	$15,949
12/31/2021	$13,234	$13,891	$16,663
1/31/2022	$13,045	$13,568	$15,801
2/28/2022	$13,096	$13,410	$15,328
3/31/2022	$13,027	$13,789	$15,897
4/30/2022	$11,969	$13,011	$14,511
5/31/2022	$12,597	$13,264	$14,538
6/30/2022	$11,272	$12,105	$13,338
7/31/2022	$11,814	$12,908	$14,567
8/31/2022	$11,496	$12,523	$13,973
9/30/2022	$10,480	$11,425	$12,686
10/31/2022	$11,685	$12,596	$13,713
11/30/2022	$12,478	$13,384	$14,480
12/31/2022	$11,864	$12,844	$13,646
1/31/2023	$12,552	$13,510	$14,503
2/28/2023	$12,233	$13,033	$14,149
3/31/2023	$11,754	$12,973	$14,669
4/30/2023	$11,926	$13,169	$14,898
5/31/2023	$11,386	$12,661	$14,962
6/30/2023	$12,208	$13,502	$15,951
7/31/2023	$12,883	$13,977	$16,463
8/31/2023	$12,515	$13,599	$16,201
9/30/2023	$12,036	$13,075	$15,429
10/31/2023	$11,754	$12,613	$15,104
11/30/2023	$12,871	$13,565	$16,484
12/31/2023	$13,533	$14,316	$17,233
1/31/2024	$13,693	$14,331	$17,522
2/29/2024	$14,564	$14,860	$18,458
3/31/2024	$15,324	$15,603	$19,052
4/30/2024	$14,662	$14,936	$18,274
5/31/2024	$15,153	$15,410	$19,180
6/30/2024	$15,153	$15,265	$19,868
7/31/2024	$15,791	$16,045	$20,110
8/31/2024	$16,171	$16,476	$20,598
9/30/2024	$16,281	$16,704	$21,037
10/31/2024	$16,380	$16,521	$20,847
11/30/2024	$17,289	$17,575	$22,070
12/31/2024	$16,376	$16,373	$21,544
1/31/2025	$17,326	$17,131	$22,144
2/28/2025	$17,101	$17,201	$21,855
3/31/2025	$16,338	$16,723	$20,624
4/30/2025	$16,100	$16,213	$20,484
5/31/2025	$16,976	$16,783	$21,773
6/30/2025	$17,589	$17,357	$22,881
7/31/2025	$18,089	$17,456	$23,394
8/31/2025	$18,615	$18,012	$23,868
9/30/2025	$19,015	$18,282	$24,740
10/31/2025	$18,790	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	14.72%	18.10%	11.67%
Class A with sales charge	8.15%	16.71%	10.61%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9016-A

12/25

Class C

LCFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.86%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,327	$9,706	$9,842
9/30/2019	$9,907	$10,052	$10,026
10/31/2019	$9,813	$10,193	$10,243
11/30/2019	$10,279	$10,508	$10,615
12/31/2019	$10,473	$10,797	$10,935
1/31/2020	$9,972	$10,565	$10,931
2/29/2020	$8,929	$9,541	$10,031
3/31/2020	$6,677	$7,911	$8,792
4/30/2020	$7,719	$8,800	$9,919
5/31/2020	$8,241	$9,102	$10,392
6/30/2020	$8,595	$9,041	$10,598
7/31/2020	$8,715	$9,399	$11,196
8/31/2020	$9,063	$9,787	$12,001
9/30/2020	$8,755	$9,547	$11,545
10/31/2020	$8,602	$9,422	$11,238
11/30/2020	$10,273	$10,689	$12,468
12/31/2020	$10,879	$11,099	$12,947
1/31/2021	$10,851	$10,997	$12,816
2/28/2021	$11,569	$11,662	$13,170
3/31/2021	$12,428	$12,348	$13,746
4/30/2021	$12,900	$12,842	$14,480
5/31/2021	$13,231	$13,142	$14,581
6/30/2021	$13,020	$12,991	$14,922
7/31/2021	$12,942	$13,095	$15,276
8/31/2021	$13,294	$13,355	$15,741
9/30/2021	$12,949	$12,890	$15,008
10/31/2021	$13,358	$13,544	$16,060
11/30/2021	$12,985	$13,067	$15,949
12/31/2021	$13,793	$13,891	$16,663
1/31/2022	$13,586	$13,568	$15,801
2/28/2022	$13,631	$13,410	$15,328
3/31/2022	$13,550	$13,789	$15,897
4/30/2022	$12,446	$13,011	$14,511
5/31/2022	$13,084	$13,264	$14,538
6/30/2022	$11,711	$12,105	$13,338
7/31/2022	$12,258	$12,908	$14,567
8/31/2022	$11,917	$12,523	$13,973
9/30/2022	$10,858	$11,425	$12,686
10/31/2022	$12,105	$12,596	$13,713
11/30/2022	$12,917	$13,384	$14,480
12/31/2022	$12,270	$12,844	$13,646
1/31/2023	$12,980	$13,510	$14,503
2/28/2023	$12,638	$13,033	$14,149
3/31/2023	$12,143	$12,973	$14,669
4/30/2023	$12,295	$13,169	$14,898
5/31/2023	$11,750	$12,661	$14,962
6/30/2023	$12,574	$13,502	$15,951
7/31/2023	$13,272	$13,977	$16,463
8/31/2023	$12,892	$13,599	$16,201
9/30/2023	$12,384	$13,075	$15,429
10/31/2023	$12,080	$12,613	$15,104
11/30/2023	$13,222	$13,565	$16,484
12/31/2023	$13,894	$14,316	$17,233
1/31/2024	$14,046	$14,331	$17,522
2/29/2024	$14,935	$14,860	$18,458
3/31/2024	$15,709	$15,603	$19,052
4/30/2024	$15,023	$14,936	$18,274
5/31/2024	$15,518	$15,410	$19,180
6/30/2024	$15,506	$15,265	$19,868
7/31/2024	$16,153	$16,045	$20,110
8/31/2024	$16,521	$16,476	$20,598
9/30/2024	$16,622	$16,704	$21,037
10/31/2024	$16,711	$16,521	$20,847
11/30/2024	$17,639	$17,575	$22,070
12/31/2024	$16,700	$16,373	$21,544
1/31/2025	$17,639	$17,131	$22,144
2/28/2025	$17,407	$17,201	$21,855
3/31/2025	$16,623	$16,723	$20,624
4/30/2025	$16,379	$16,213	$20,484
5/31/2025	$17,240	$16,783	$21,773
6/30/2025	$17,857	$17,357	$22,881
7/31/2025	$18,359	$17,456	$23,394
8/31/2025	$18,886	$18,012	$23,868
9/30/2025	$19,271	$18,282	$24,740
10/31/2025	$19,027	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	13.86%	17.21%	10.84%
Class C with sales charge	12.86%	17.21%	10.84%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9017-C

12/25

Class F

LFFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$76	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.02%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,314	$10,508	$10,615
12/31/2019	$10,515	$10,797	$10,935
1/31/2020	$10,018	$10,565	$10,931
2/29/2020	$8,986	$9,541	$10,031
3/31/2020	$6,719	$7,911	$8,792
4/30/2020	$7,779	$8,800	$9,919
5/31/2020	$8,309	$9,102	$10,392
6/30/2020	$8,671	$9,041	$10,598
7/31/2020	$8,805	$9,399	$11,196
8/31/2020	$9,160	$9,787	$12,001
9/30/2020	$8,852	$9,547	$11,545
10/31/2020	$8,704	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,026	$11,099	$12,947
1/31/2021	$11,012	$10,997	$12,816
2/28/2021	$11,744	$11,662	$13,170
3/31/2021	$12,631	$12,348	$13,746
4/30/2021	$13,114	$12,842	$14,480
5/31/2021	$13,462	$13,142	$14,581
6/30/2021	$13,263	$12,991	$14,922
7/31/2021	$13,199	$13,095	$15,276
8/31/2021	$13,561	$13,355	$15,741
9/30/2021	$13,228	$12,890	$15,008
10/31/2021	$13,646	$13,544	$16,060
11/30/2021	$13,278	$13,067	$15,949
12/31/2021	$14,122	$13,891	$16,663
1/31/2022	$13,922	$13,568	$15,801
2/28/2022	$13,977	$13,410	$15,328
3/31/2022	$13,904	$13,789	$15,897
4/30/2022	$12,780	$13,011	$14,511
5/31/2022	$13,451	$13,264	$14,538
6/30/2022	$12,045	$12,105	$13,338
7/31/2022	$12,625	$12,908	$14,567
8/31/2022	$12,281	$12,523	$13,973
9/30/2022	$11,201	$11,425	$12,686
10/31/2022	$12,489	$12,596	$13,713
11/30/2022	$13,350	$13,384	$14,480
12/31/2022	$12,693	$12,844	$13,646
1/31/2023	$13,427	$13,510	$14,503
2/28/2023	$13,093	$13,033	$14,149
3/31/2023	$12,578	$12,973	$14,669
4/30/2023	$12,758	$13,169	$14,898
5/31/2023	$12,191	$12,661	$14,962
6/30/2023	$13,067	$13,502	$15,951
7/31/2023	$13,801	$13,977	$16,463
8/31/2023	$13,414	$13,599	$16,201
9/30/2023	$12,899	$13,075	$15,429
10/31/2023	$12,590	$12,613	$15,104
11/30/2023	$13,788	$13,565	$16,484
12/31/2023	$14,509	$14,316	$17,233
1/31/2024	$14,676	$14,331	$17,522
2/29/2024	$15,616	$14,860	$18,458
3/31/2024	$16,440	$15,603	$19,052
4/30/2024	$15,732	$14,936	$18,274
5/31/2024	$16,259	$15,410	$19,180
6/30/2024	$16,272	$15,265	$19,868
7/31/2024	$16,955	$16,045	$20,110
8/31/2024	$17,367	$16,476	$20,598
9/30/2024	$17,495	$16,704	$21,037
10/31/2024	$17,598	$16,521	$20,847
11/30/2024	$18,574	$17,575	$22,070
12/31/2024	$17,602	$16,373	$21,544
1/31/2025	$18,614	$17,131	$22,144
2/28/2025	$18,390	$17,201	$21,855
3/31/2025	$17,576	$16,723	$20,624
4/30/2025	$17,326	$16,213	$20,484
5/31/2025	$18,259	$16,783	$21,773
6/30/2025	$18,929	$17,357	$22,881
7/31/2025	$19,467	$17,456	$23,394
8/31/2025	$20,045	$18,012	$23,868
9/30/2025	$20,479	$18,282	$24,740
10/31/2025	$20,242	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	15.02%	18.39%	11.94%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9018-F

12/25

Class F3

LOFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$74	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,278	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,926	$13,789	$15,897
4/30/2022	$12,798	$13,011	$14,511
5/31/2022	$13,467	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,505	$12,596	$13,713
11/30/2022	$13,353	$13,384	$14,480
12/31/2022	$12,699	$12,844	$13,646
1/31/2023	$13,445	$13,510	$14,503
2/28/2023	$13,105	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,777	$13,169	$14,898
5/31/2023	$12,201	$12,661	$14,962
6/30/2023	$13,078	$13,502	$15,951
7/31/2023	$13,811	$13,977	$16,463
8/31/2023	$13,432	$13,599	$16,201
9/30/2023	$12,908	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,811	$13,565	$16,484
12/31/2023	$14,518	$14,316	$17,233
1/31/2024	$14,689	$14,331	$17,522
2/29/2024	$15,644	$14,860	$18,458
3/31/2024	$16,456	$15,603	$19,052
4/30/2024	$15,762	$14,936	$18,274
5/31/2024	$16,286	$15,410	$19,180
6/30/2024	$16,286	$15,265	$19,868
7/31/2024	$16,980	$16,045	$20,110
8/31/2024	$17,385	$16,476	$20,598
9/30/2024	$17,516	$16,704	$21,037
10/31/2024	$17,621	$16,521	$20,847
11/30/2024	$18,605	$17,575	$22,070
12/31/2024	$17,629	$16,373	$21,544
1/31/2025	$18,645	$17,131	$22,144
2/28/2025	$18,418	$17,201	$21,855
3/31/2025	$17,602	$16,723	$20,624
4/30/2025	$17,348	$16,213	$20,484
5/31/2025	$18,284	$16,783	$21,773
6/30/2025	$18,967	$17,357	$22,881
7/31/2025	$19,502	$17,456	$23,394
8/31/2025	$20,077	$18,012	$23,868
9/30/2025	$20,505	$18,282	$24,740
10/31/2025	$20,277	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	15.07%	18.42%	11.97%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9020-F3

12/25

Class I

LIFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.06%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,312	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,809	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,277	$12,991	$14,922
7/31/2021	$13,213	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,242	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,917	$13,789	$15,897
4/30/2022	$12,789	$13,011	$14,511
5/31/2022	$13,458	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,496	$12,596	$13,713
11/30/2022	$13,352	$13,384	$14,480
12/31/2022	$12,695	$12,844	$13,646
1/31/2023	$13,441	$13,510	$14,503
2/28/2023	$13,100	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,771	$13,169	$14,898
5/31/2023	$12,203	$12,661	$14,962
6/30/2023	$13,074	$13,502	$15,951
7/31/2023	$13,807	$13,977	$16,463
8/31/2023	$13,428	$13,599	$16,201
9/30/2023	$12,910	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,807	$13,565	$16,484
12/31/2023	$14,514	$14,316	$17,233
1/31/2024	$14,691	$14,331	$17,522
2/29/2024	$15,639	$14,860	$18,458
3/31/2024	$16,447	$15,603	$19,052
4/30/2024	$15,752	$14,936	$18,274
5/31/2024	$16,283	$15,410	$19,180
6/30/2024	$16,283	$15,265	$19,868
7/31/2024	$16,978	$16,045	$20,110
8/31/2024	$17,382	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,609	$16,521	$20,847
11/30/2024	$18,598	$17,575	$22,070
12/31/2024	$17,617	$16,373	$21,544
1/31/2025	$18,636	$17,131	$22,144
2/28/2025	$18,404	$17,201	$21,855
3/31/2025	$17,592	$16,723	$20,624
4/30/2025	$17,334	$16,213	$20,484
5/31/2025	$18,275	$16,783	$21,773
6/30/2025	$18,946	$17,357	$22,881
7/31/2025	$19,487	$17,456	$23,394
8/31/2025	$20,068	$18,012	$23,868
9/30/2025	$20,493	$18,282	$24,740
10/31/2025	$20,261	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	15.06%	18.38%	11.96%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LIFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9019-I

12/25

Class R3

LQFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.44%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,827	$10,193	$10,243
11/30/2019	$10,297	$10,508	$10,615
12/31/2019	$10,491	$10,797	$10,935
1/31/2020	$9,995	$10,565	$10,931
2/29/2020	$8,958	$9,541	$10,031
3/31/2020	$6,695	$7,911	$8,792
4/30/2020	$7,746	$8,800	$9,919
5/31/2020	$8,275	$9,102	$10,392
6/30/2020	$8,630	$9,041	$10,598
7/31/2020	$8,763	$9,399	$11,196
8/31/2020	$9,105	$9,787	$12,001
9/30/2020	$8,804	$9,547	$11,545
10/31/2020	$8,650	$9,422	$11,238
11/30/2020	$10,337	$10,689	$12,468
12/31/2020	$10,949	$11,099	$12,947
1/31/2021	$10,935	$10,997	$12,816
2/28/2021	$11,653	$11,662	$13,170
3/31/2021	$12,527	$12,348	$13,746
4/30/2021	$13,003	$12,842	$14,480
5/31/2021	$13,345	$13,142	$14,581
6/30/2021	$13,139	$12,991	$14,922
7/31/2021	$13,067	$13,095	$15,276
8/31/2021	$13,423	$13,355	$15,741
9/30/2021	$13,089	$12,890	$15,008
10/31/2021	$13,501	$13,544	$16,060
11/30/2021	$13,127	$13,067	$15,949
12/31/2021	$13,953	$13,891	$16,663
1/31/2022	$13,753	$13,568	$15,801
2/28/2022	$13,798	$13,410	$15,328
3/31/2022	$13,735	$13,789	$15,897
4/30/2022	$12,610	$13,011	$14,511
5/31/2022	$13,272	$13,264	$14,538
6/30/2022	$11,875	$12,105	$13,338
7/31/2022	$12,447	$12,908	$14,567
8/31/2022	$12,102	$12,523	$13,973
9/30/2022	$11,031	$11,425	$12,686
10/31/2022	$12,302	$12,596	$13,713
11/30/2022	$13,139	$13,384	$14,480
12/31/2022	$12,480	$12,844	$13,646
1/31/2023	$13,203	$13,510	$14,503
2/28/2023	$12,867	$13,033	$14,149
3/31/2023	$12,364	$12,973	$14,669
4/30/2023	$12,531	$13,169	$14,898
5/31/2023	$11,976	$12,661	$14,962
6/30/2023	$12,829	$13,502	$15,951
7/31/2023	$13,539	$13,977	$16,463
8/31/2023	$13,152	$13,599	$16,201
9/30/2023	$12,648	$13,075	$15,429
10/31/2023	$12,351	$12,613	$15,104
11/30/2023	$13,513	$13,565	$16,484
12/31/2023	$14,198	$14,316	$17,233
1/31/2024	$14,366	$14,331	$17,522
2/29/2024	$15,283	$14,860	$18,458
3/31/2024	$16,071	$15,603	$19,052
4/30/2024	$15,387	$14,936	$18,274
5/31/2024	$15,890	$15,410	$19,180
6/30/2024	$15,890	$15,265	$19,868
7/31/2024	$16,562	$16,045	$20,110
8/31/2024	$16,950	$16,476	$20,598
9/30/2024	$17,066	$16,704	$21,037
10/31/2024	$17,156	$16,521	$20,847
11/30/2024	$18,110	$17,575	$22,070
12/31/2024	$17,151	$16,373	$21,544
1/31/2025	$18,136	$17,131	$22,144
2/28/2025	$17,900	$17,201	$21,855
3/31/2025	$17,099	$16,723	$20,624
4/30/2025	$16,849	$16,213	$20,484
5/31/2025	$17,755	$16,783	$21,773
6/30/2025	$18,399	$17,357	$22,881
7/31/2025	$18,911	$17,456	$23,394
8/31/2025	$19,462	$18,012	$23,868
9/30/2025	$19,870	$18,282	$24,740
10/31/2025	$19,633	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	14.44%	17.81%	11.39%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LQFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9022-R3

12/25

Class R4

LSFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,833	$10,193	$10,243
11/30/2019	$10,307	$10,508	$10,615
12/31/2019	$10,508	$10,797	$10,935
1/31/2020	$10,006	$10,565	$10,931
2/29/2020	$8,967	$9,541	$10,031
3/31/2020	$6,708	$7,911	$8,792
4/30/2020	$7,761	$8,800	$9,919
5/31/2020	$8,290	$9,102	$10,392
6/30/2020	$8,652	$9,041	$10,598
7/31/2020	$8,786	$9,399	$11,196
8/31/2020	$9,134	$9,787	$12,001
9/30/2020	$8,833	$9,547	$11,545
10/31/2020	$8,679	$9,422	$11,238
11/30/2020	$10,377	$10,689	$12,468
12/31/2020	$10,990	$11,099	$12,947
1/31/2021	$10,976	$10,997	$12,816
2/28/2021	$11,703	$11,662	$13,170
3/31/2021	$12,580	$12,348	$13,746
4/30/2021	$13,065	$12,842	$14,480
5/31/2021	$13,408	$13,142	$14,581
6/30/2021	$13,208	$12,991	$14,922
7/31/2021	$13,137	$13,095	$15,276
8/31/2021	$13,493	$13,355	$15,741
9/30/2021	$13,158	$12,890	$15,008
10/31/2021	$13,579	$13,544	$16,060
11/30/2021	$13,205	$13,067	$15,949
12/31/2021	$14,044	$13,891	$16,663
1/31/2022	$13,843	$13,568	$15,801
2/28/2022	$13,889	$13,410	$15,328
3/31/2022	$13,825	$13,789	$15,897
4/30/2022	$12,703	$13,011	$14,511
5/31/2022	$13,360	$13,264	$14,538
6/30/2022	$11,965	$12,105	$13,338
7/31/2022	$12,539	$12,908	$14,567
8/31/2022	$12,202	$12,523	$13,973
9/30/2022	$11,116	$11,425	$12,686
10/31/2022	$12,393	$12,596	$13,713
11/30/2022	$13,243	$13,384	$14,480
12/31/2022	$12,580	$12,844	$13,646
1/31/2023	$13,321	$13,510	$14,503
2/28/2023	$12,983	$13,033	$14,149
3/31/2023	$12,476	$12,973	$14,669
4/30/2023	$12,645	$13,169	$14,898
5/31/2023	$12,086	$12,661	$14,962
6/30/2023	$12,944	$13,502	$15,951
7/31/2023	$13,672	$13,977	$16,463
8/31/2023	$13,282	$13,599	$16,201
9/30/2023	$12,775	$13,075	$15,429
10/31/2023	$12,476	$12,613	$15,104
11/30/2023	$13,646	$13,565	$16,484
12/31/2023	$14,361	$14,316	$17,233
1/31/2024	$14,517	$14,331	$17,522
2/29/2024	$15,452	$14,860	$18,458
3/31/2024	$16,258	$15,603	$19,052
4/30/2024	$15,556	$14,936	$18,274
5/31/2024	$16,076	$15,410	$19,180
6/30/2024	$16,076	$15,265	$19,868
7/31/2024	$16,752	$16,045	$20,110
8/31/2024	$17,155	$16,476	$20,598
9/30/2024	$17,272	$16,704	$21,037
10/31/2024	$17,376	$16,521	$20,847
11/30/2024	$18,351	$17,575	$22,070
12/31/2024	$17,383	$16,373	$21,544
1/31/2025	$18,377	$17,131	$22,144
2/28/2025	$18,139	$17,201	$21,855
3/31/2025	$17,330	$16,723	$20,624
4/30/2025	$17,092	$16,213	$20,484
5/31/2025	$18,006	$16,783	$21,773
6/30/2025	$18,669	$17,357	$22,881
7/31/2025	$19,185	$17,456	$23,394
8/31/2025	$19,755	$18,012	$23,868
9/30/2025	$20,166	$18,282	$24,740
10/31/2025	$19,940	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	14.76%	18.10%	11.67%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LSFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9023-R4

12/25

Class R5

LFLTX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 15.01%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,311	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,775	$8,800	$9,919
5/31/2020	$8,305	$9,102	$10,392
6/30/2020	$8,674	$9,041	$10,598
7/31/2020	$8,808	$9,399	$11,196
8/31/2020	$9,157	$9,787	$12,001
9/30/2020	$8,855	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,031	$11,099	$12,947
1/31/2021	$11,017	$10,997	$12,816
2/28/2021	$11,747	$11,662	$13,170
3/31/2021	$12,634	$12,348	$13,746
4/30/2021	$13,120	$12,842	$14,480
5/31/2021	$13,471	$13,142	$14,581
6/30/2021	$13,270	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,564	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,657	$13,544	$16,060
11/30/2021	$13,286	$13,067	$15,949
12/31/2021	$14,130	$13,891	$16,663
1/31/2022	$13,928	$13,568	$15,801
2/28/2022	$13,983	$13,410	$15,328
3/31/2022	$13,919	$13,789	$15,897
4/30/2022	$12,791	$13,011	$14,511
5/31/2022	$13,460	$13,264	$14,538
6/30/2022	$12,057	$12,105	$13,338
7/31/2022	$12,635	$12,908	$14,567
8/31/2022	$12,296	$12,523	$13,973
9/30/2022	$11,205	$11,425	$12,686
10/31/2022	$12,497	$12,596	$13,713
11/30/2022	$13,357	$13,384	$14,480
12/31/2022	$12,689	$12,844	$13,646
1/31/2023	$13,436	$13,510	$14,503
2/28/2023	$13,095	$13,033	$14,149
3/31/2023	$12,585	$12,973	$14,669
4/30/2023	$12,768	$13,169	$14,898
5/31/2023	$12,205	$12,661	$14,962
6/30/2023	$13,082	$13,502	$15,951
7/31/2023	$13,802	$13,977	$16,463
8/31/2023	$13,423	$13,599	$16,201
9/30/2023	$12,912	$13,075	$15,429
10/31/2023	$12,611	$12,613	$15,104
11/30/2023	$13,802	$13,565	$16,484
12/31/2023	$14,510	$14,316	$17,233
1/31/2024	$14,693	$14,331	$17,522
2/29/2024	$15,636	$14,860	$18,458
3/31/2024	$16,448	$15,603	$19,052
4/30/2024	$15,754	$14,936	$18,274
5/31/2024	$16,278	$15,410	$19,180
6/30/2024	$16,278	$15,265	$19,868
7/31/2024	$16,972	$16,045	$20,110
8/31/2024	$17,378	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,613	$16,521	$20,847
11/30/2024	$18,597	$17,575	$22,070
12/31/2024	$17,621	$16,373	$21,544
1/31/2025	$18,638	$17,131	$22,144
2/28/2025	$18,397	$17,201	$21,855
3/31/2025	$17,581	$16,723	$20,624
4/30/2025	$17,340	$16,213	$20,484
5/31/2025	$18,276	$16,783	$21,773
6/30/2025	$18,945	$17,357	$22,881
7/31/2025	$19,481	$17,456	$23,394
8/31/2025	$20,056	$18,012	$23,868
9/30/2025	$20,484	$18,282	$24,740
10/31/2025	$20,257	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	15.01%	18.39%	11.95%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LFLTX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9024-R5

12/25

Class R6

LVFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.98%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an underweight allocation to UnitedHealth Group Incorporated.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Aon Plc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,681	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,423	$10,689	$12,468
12/31/2020	$11,045	$11,099	$12,947
1/31/2021	$11,031	$10,997	$12,816
2/28/2021	$11,760	$11,662	$13,170
3/31/2021	$12,647	$12,348	$13,746
4/30/2021	$13,141	$12,842	$14,480
5/31/2021	$13,484	$13,142	$14,581
6/30/2021	$13,284	$12,991	$14,922
7/31/2021	$13,220	$13,095	$15,276
8/31/2021	$13,585	$13,355	$15,741
9/30/2021	$13,248	$12,890	$15,008
10/31/2021	$13,670	$13,544	$16,060
11/30/2021	$13,300	$13,067	$15,949
12/31/2021	$14,143	$13,891	$16,663
1/31/2022	$13,942	$13,568	$15,801
2/28/2022	$13,997	$13,410	$15,328
3/31/2022	$13,932	$13,789	$15,897
4/30/2022	$12,805	$13,011	$14,511
5/31/2022	$13,474	$13,264	$14,538
6/30/2022	$12,063	$12,105	$13,338
7/31/2022	$12,640	$12,908	$14,567
8/31/2022	$12,301	$12,523	$13,973
9/30/2022	$11,219	$11,425	$12,686
10/31/2022	$12,512	$12,596	$13,713
11/30/2022	$13,373	$13,384	$14,480
12/31/2022	$12,706	$12,844	$13,646
1/31/2023	$13,451	$13,510	$14,503
2/28/2023	$13,111	$13,033	$14,149
3/31/2023	$12,601	$12,973	$14,669
4/30/2023	$12,784	$13,169	$14,898
5/31/2023	$12,208	$12,661	$14,962
6/30/2023	$13,085	$13,502	$15,951
7/31/2023	$13,818	$13,977	$16,463
8/31/2023	$13,438	$13,599	$16,201
9/30/2023	$12,915	$13,075	$15,429
10/31/2023	$12,614	$12,613	$15,104
11/30/2023	$13,818	$13,565	$16,484
12/31/2023	$14,538	$14,316	$17,233
1/31/2024	$14,708	$14,331	$17,522
2/29/2024	$15,650	$14,860	$18,458
3/31/2024	$16,461	$15,603	$19,052
4/30/2024	$15,768	$14,936	$18,274
5/31/2024	$16,291	$15,410	$19,180
6/30/2024	$16,304	$15,265	$19,868
7/31/2024	$16,998	$16,045	$20,110
8/31/2024	$17,403	$16,476	$20,598
9/30/2024	$17,534	$16,704	$21,037
10/31/2024	$17,639	$16,521	$20,847
11/30/2024	$18,623	$17,575	$22,070
12/31/2024	$17,647	$16,373	$21,544
1/31/2025	$18,663	$17,131	$22,144
2/28/2025	$18,423	$17,201	$21,855
3/31/2025	$17,607	$16,723	$20,624
4/30/2025	$17,366	$16,213	$20,484
5/31/2025	$18,302	$16,783	$21,773
6/30/2025	$18,971	$17,357	$22,881
7/31/2025	$19,519	$17,456	$23,394
8/31/2025	$20,094	$18,012	$23,868
9/30/2025	$20,521	$18,282	$24,740
10/31/2025	$20,281	$18,362	$25,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	14.98%	18.40%	11.97%
Russell 1000 Value Index	11.15%	14.28%	10.21%
S&P 500 Index	21.45%	17.64%	16.02%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$83,138,145
# of Portfolio Holdings	31
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$26,043

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.94%
Consumer Discretionary	9.11%
Consumer Staples	5.41%
Energy	7.29%
Financials	23.34%
Health Care	13.05%
Industrials	17.29%
Information Technology	10.82%
Materials	3.77%
Real Estate	3.01%
Repurchase Agreements	1.97%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LVFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9025-R6

12/25

Class A

LDFVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.69%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$9,427	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,445	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,233	$9,822	$9,816	$9,849	$9,872
1/31/2016	$8,716	$9,315	$9,297	$9,293	$9,382
2/29/2016	$8,653	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,194	$9,983	$9,977	$9,944	$10,005
4/30/2016	$9,461	$10,193	$10,187	$10,006	$10,043
5/31/2016	$9,626	$10,351	$10,348	$10,185	$10,224
6/30/2016	$9,626	$10,441	$10,433	$10,206	$10,250
7/31/2016	$9,885	$10,744	$10,755	$10,611	$10,628
8/31/2016	$9,979	$10,827	$10,852	$10,638	$10,643
9/30/2016	$9,994	$10,804	$10,837	$10,655	$10,645
10/31/2016	$9,838	$10,637	$10,655	$10,424	$10,451
11/30/2016	$10,472	$11,245	$11,324	$10,891	$10,838
12/31/2016	$10,687	$11,526	$11,622	$11,103	$11,052
1/31/2017	$10,753	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,034	$12,025	$12,091	$11,733	$11,709
3/31/2017	$10,852	$11,902	$11,970	$11,741	$11,723
4/30/2017	$10,885	$11,880	$11,953	$11,865	$11,843
5/31/2017	$10,926	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,092	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,191	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,108	$12,080	$12,124	$12,347	$12,371
9/30/2017	$11,438	$12,438	$12,520	$12,648	$12,626
10/31/2017	$11,554	$12,528	$12,605	$12,924	$12,921
11/30/2017	$11,923	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,073	$13,100	$13,156	$13,450	$13,465
1/31/2018	$12,632	$13,607	$13,638	$14,158	$14,236
2/28/2018	$11,989	$12,957	$12,985	$13,637	$13,711
3/31/2018	$11,774	$12,729	$12,785	$13,363	$13,363
4/30/2018	$11,737	$12,771	$12,840	$13,414	$13,414
5/31/2018	$11,765	$12,847	$12,967	$13,792	$13,737
6/30/2018	$11,709	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,212	$13,389	$13,496	$14,343	$14,336
8/31/2018	$12,408	$13,587	$13,705	$14,847	$14,803
9/30/2018	$12,445	$13,614	$13,704	$14,871	$14,887
10/31/2018	$11,784	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,144	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,052	$12,017	$12,027	$12,745	$12,875
1/31/2019	$11,818	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,175	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,257	$13,452	$13,463	$14,534	$14,632
4/30/2019	$12,706	$13,929	$13,942	$15,115	$15,224
5/31/2019	$11,716	$13,033	$13,029	$14,137	$14,257
6/30/2019	$12,522	$13,969	$13,957	$15,130	$15,262
7/31/2019	$12,736	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,318	$13,670	$13,628	$15,041	$15,236
9/30/2019	$12,767	$14,158	$14,128	$15,305	$15,521
10/31/2019	$12,787	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,250	$14,800	$14,772	$16,229	$16,432
12/31/2019	$13,568	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,182	$14,880	$14,826	$16,680	$16,922
2/29/2020	$11,936	$13,439	$13,390	$15,314	$15,529
3/31/2020	$9,918	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,040	$12,395	$12,284	$14,957	$15,356
5/31/2020	$11,539	$12,820	$12,701	$15,757	$16,087
6/30/2020	$11,562	$12,734	$12,643	$16,117	$16,407
7/31/2020	$11,992	$13,238	$13,129	$17,033	$17,332
8/31/2020	$12,548	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,060	$13,447	$13,328	$17,601	$17,872
10/31/2020	$11,970	$13,270	$13,189	$17,222	$17,397
11/30/2020	$13,476	$15,055	$15,009	$19,317	$19,301
12/31/2020	$13,926	$15,632	$15,622	$20,186	$20,043
1/31/2021	$13,857	$15,489	$15,541	$20,096	$19,841
2/28/2021	$14,595	$16,425	$16,515	$20,724	$20,388
3/31/2021	$15,380	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,003	$18,087	$18,154	$22,573	$22,416
5/31/2021	$16,314	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,164	$18,297	$18,382	$23,236	$23,100
7/31/2021	$16,360	$18,444	$18,474	$23,628	$23,649
8/31/2021	$16,879	$18,809	$18,849	$24,302	$24,368
9/30/2021	$16,395	$18,155	$18,211	$23,212	$23,234
10/31/2021	$17,341	$19,077	$19,120	$24,782	$24,862
11/30/2021	$16,940	$18,404	$18,448	$24,404	$24,690
12/31/2021	$17,966	$19,565	$19,585	$25,365	$25,797
1/31/2022	$17,434	$19,110	$19,084	$23,873	$24,462
2/28/2022	$17,317	$18,888	$18,896	$23,272	$23,729
3/31/2022	$17,525	$19,421	$19,419	$24,027	$24,610
4/30/2022	$16,356	$18,326	$18,298	$21,870	$22,464
5/31/2022	$16,667	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,160	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,122	$18,180	$18,169	$21,891	$22,552
8/31/2022	$15,823	$17,638	$17,626	$21,074	$21,632
9/30/2022	$14,550	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,161	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,048	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,268	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,035	$19,028	$19,001	$21,905	$22,452
2/28/2023	$16,665	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,296	$18,273	$18,187	$21,965	$22,708
4/30/2023	$16,583	$18,548	$18,420	$22,199	$23,063
5/31/2023	$15,981	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,076	$19,017	$18,919	$23,807	$24,693
7/31/2023	$17,828	$19,686	$19,628	$24,661	$25,487
8/31/2023	$17,431	$19,154	$19,073	$24,185	$25,081
9/30/2023	$16,679	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,309	$17,765	$17,650	$22,422	$23,383
11/30/2023	$17,612	$19,106	$18,996	$24,513	$25,518
12/31/2023	$18,399	$20,164	$20,123	$25,813	$26,678
1/31/2024	$18,565	$20,185	$20,087	$26,099	$27,126
2/29/2024	$19,614	$20,930	$20,823	$27,512	$28,574
3/31/2024	$20,690	$21,976	$21,857	$28,399	$29,494
4/30/2024	$19,821	$21,037	$20,898	$27,150	$28,289
5/31/2024	$20,469	$21,704	$21,577	$28,432	$29,692
6/30/2024	$20,414	$21,500	$21,365	$29,313	$30,757
7/31/2024	$21,366	$22,599	$22,532	$29,857	$31,132
8/31/2024	$21,836	$23,205	$23,083	$30,507	$31,887
9/30/2024	$21,960	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,001	$23,269	$23,125	$30,910	$32,272
11/30/2024	$23,379	$24,754	$24,639	$32,966	$34,167
12/31/2024	$22,187	$23,061	$22,935	$31,958	$33,352
1/31/2025	$23,409	$24,129	$23,967	$32,967	$34,281
2/28/2025	$23,085	$24,227	$24,015	$32,336	$33,834
3/31/2025	$22,187	$23,554	$23,312	$30,449	$31,928
4/30/2025	$21,554	$22,836	$22,592	$30,245	$31,711
5/31/2025	$22,422	$23,638	$23,392	$32,162	$33,707
6/30/2025	$23,262	$24,446	$24,208	$33,796	$35,421
7/31/2025	$23,703	$24,586	$24,359	$34,540	$36,216
8/31/2025	$24,292	$25,370	$25,189	$35,340	$36,950
9/30/2025	$25,102	$25,749	$25,571	$36,559	$38,299
10/31/2025	$25,014	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	13.69%	15.88%	10.25%
Class A with sales charge	7.17%	14.53%	9.60%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LDFVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-262-A

12/25

Class C

GILAX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 12.87%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,021	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,783	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,226	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,152	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,729	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,003	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,177	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,167	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,423	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,524	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,533	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,359	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,026	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,237	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,304	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,602	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,391	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,429	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,458	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,621	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,717	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,631	$12,080	$12,124	$12,347	$12,371
9/30/2017	$11,967	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,082	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,457	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,599	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,176	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,501	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,272	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,228	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,250	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,185	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,697	$13,389	$13,496	$14,343	$14,336
8/31/2018	$12,893	$13,587	$13,705	$14,847	$14,803
9/30/2018	$12,926	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,228	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,599	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,453	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,241	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,611	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,682	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,136	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,098	$13,033	$13,029	$14,137	$14,257
6/30/2019	$12,933	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,148	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,694	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,148	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,171	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,626	$14,800	$14,772	$16,229	$16,432
12/31/2019	$13,945	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,546	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,254	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,176	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,322	$12,395	$12,284	$14,957	$15,356
5/31/2020	$11,828	$12,820	$12,701	$15,757	$16,087
6/30/2020	$11,841	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,281	$13,238	$13,129	$17,033	$17,332
8/31/2020	$12,840	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,334	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,241	$13,270	$13,189	$17,222	$17,397
11/30/2020	$13,768	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,225	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,144	$15,489	$15,541	$20,096	$19,841
2/28/2021	$14,883	$16,425	$16,515	$20,724	$20,388
3/31/2021	$15,675	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,293	$18,087	$18,154	$22,573	$22,416
5/31/2021	$16,602	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,441	$18,297	$18,382	$23,236	$23,100
7/31/2021	$16,629	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,140	$18,809	$18,849	$24,302	$24,368
9/30/2021	$16,643	$18,155	$18,211	$23,212	$23,234
10/31/2021	$17,596	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,178	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,201	$19,565	$19,585	$25,365	$25,797
1/31/2022	$17,651	$19,110	$19,084	$23,873	$24,462
2/28/2022	$17,529	$18,888	$18,896	$23,272	$23,729
3/31/2022	$17,728	$19,421	$19,419	$24,027	$24,610
4/30/2022	$16,537	$18,326	$18,298	$21,870	$22,464
5/31/2022	$16,842	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,300	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,262	$18,180	$18,169	$21,891	$22,552
8/31/2022	$15,956	$17,638	$17,626	$21,074	$21,632
9/30/2022	$14,658	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,277	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,154	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,366	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,122	$19,028	$19,001	$21,905	$22,452
2/28/2023	$16,736	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,350	$18,273	$18,187	$21,965	$22,708
4/30/2023	$16,639	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,012	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,106	$19,017	$18,919	$23,807	$24,693
7/31/2023	$17,846	$19,686	$19,628	$24,661	$25,487
8/31/2023	$17,444	$19,154	$19,073	$24,185	$25,081
9/30/2023	$16,672	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,301	$17,765	$17,650	$22,422	$23,383
11/30/2023	$17,583	$19,106	$18,996	$24,513	$25,518
12/31/2023	$18,373	$20,164	$20,123	$25,813	$26,678
1/31/2024	$18,518	$20,185	$20,087	$26,099	$27,126
2/29/2024	$19,549	$20,930	$20,823	$27,512	$28,574
3/31/2024	$20,613	$21,976	$21,857	$28,399	$29,494
4/30/2024	$19,727	$21,037	$20,898	$27,150	$28,289
5/31/2024	$20,371	$21,704	$21,577	$28,432	$29,692
6/30/2024	$20,291	$21,500	$21,365	$29,313	$30,757
7/31/2024	$21,242	$22,599	$22,532	$29,857	$31,132
8/31/2024	$21,693	$23,205	$23,083	$30,507	$31,887
9/30/2024	$21,806	$23,527	$23,388	$31,138	$32,568
10/31/2024	$21,822	$23,269	$23,125	$30,910	$32,272
11/30/2024	$23,179	$24,754	$24,639	$32,966	$34,167
12/31/2024	$21,971	$23,061	$22,935	$31,958	$33,352
1/31/2025	$23,179	$24,129	$23,967	$32,967	$34,281
2/28/2025	$22,851	$24,227	$24,015	$32,336	$33,834
3/31/2025	$21,937	$23,554	$23,312	$30,449	$31,928
4/30/2025	$21,298	$22,836	$22,592	$30,245	$31,711
5/31/2025	$22,144	$23,638	$23,392	$32,162	$33,707
6/30/2025	$22,955	$24,446	$24,208	$33,796	$35,421
7/31/2025	$23,387	$24,586	$24,359	$34,540	$36,216
8/31/2025	$23,956	$25,370	$25,189	$35,340	$36,950
9/30/2025	$24,716	$25,749	$25,571	$36,559	$38,299
10/31/2025	$24,629	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	12.87%	15.01%	9.43%
Class C with sales charge	11.87%	15.01%	9.43%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

GILAX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-243-C

12/25

Class F

LAVFX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.86%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,019	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,793	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,247	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,179	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,759	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,045	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,221	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,221	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,490	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,599	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,616	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,448	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,128	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,350	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,429	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,731	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,527	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,571	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,615	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,793	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,899	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,819	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,165	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,289	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,686	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,847	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,438	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,756	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,536	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,496	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,526	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,466	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,007	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,218	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,258	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,556	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,945	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,778	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,592	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,978	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,066	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,550	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,493	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,363	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,594	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,132	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,616	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,649	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,136	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,480	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,075	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,739	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,581	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,782	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,322	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,346	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,800	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,401	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,886	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,800	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,400	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,888	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,813	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,600	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,438	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,113	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,450	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,288	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,500	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,050	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,550	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,563	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,128	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,229	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,664	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,537	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,763	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,521	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,860	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,236	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,267	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,956	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,587	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,309	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,281	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,446	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,266	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,864	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,476	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,789	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,134	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,311	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,130	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,698	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,893	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,506	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,902	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,759	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,925	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,069	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,227	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,279	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,987	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,926	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,965	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,476	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,597	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,657	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,134	$24,754	$24,639	$32,966	$34,167
12/31/2024	$23,847	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,183	$24,129	$23,967	$32,967	$34,281
2/28/2025	$24,829	$24,227	$24,015	$32,336	$33,834
3/31/2025	$23,863	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,187	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,137	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,022	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,521	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,148	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,017	$25,749	$25,571	$36,559	$38,299
10/31/2025	$26,937	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	13.86%	16.04%	10.42%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAVFX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1024-F

12/25

Class F3

LDFOX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$67	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.08%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,030	$9,987	$10,000	$10,128	$10,112
5/31/2017	$10,068	$9,977	$9,966	$10,231	$10,254
6/30/2017	$10,227	$10,140	$10,143	$10,324	$10,318
7/31/2017	$10,317	$10,275	$10,272	$10,518	$10,530
8/31/2017	$10,249	$10,155	$10,143	$10,539	$10,562
9/30/2017	$10,559	$10,456	$10,474	$10,796	$10,780
10/31/2017	$10,665	$10,532	$10,545	$11,031	$11,032
11/30/2017	$11,010	$10,854	$10,867	$11,366	$11,370
12/31/2017	$11,147	$11,013	$11,006	$11,480	$11,496
1/31/2018	$11,668	$11,438	$11,410	$12,085	$12,155
2/28/2018	$11,079	$10,892	$10,863	$11,640	$11,707
3/31/2018	$10,891	$10,701	$10,695	$11,406	$11,409
4/30/2018	$10,856	$10,736	$10,742	$11,449	$11,453
5/31/2018	$10,882	$10,800	$10,848	$11,772	$11,729
6/30/2018	$10,831	$10,826	$10,878	$11,849	$11,801
7/31/2018	$11,301	$11,255	$11,291	$12,243	$12,240
8/31/2018	$11,489	$11,421	$11,465	$12,673	$12,639
9/30/2018	$11,523	$11,444	$11,465	$12,694	$12,711
10/31/2018	$10,916	$10,851	$10,839	$11,759	$11,842
11/30/2018	$11,253	$11,175	$11,152	$11,994	$12,083
12/31/2018	$10,241	$10,102	$10,062	$10,878	$10,992
1/31/2019	$10,953	$10,888	$10,867	$11,812	$11,873
2/28/2019	$11,291	$11,236	$11,219	$12,227	$12,254
3/31/2019	$11,375	$11,308	$11,263	$12,406	$12,493
4/30/2019	$11,787	$11,709	$11,664	$12,901	$12,998
5/31/2019	$10,869	$10,956	$10,900	$12,066	$12,172
6/30/2019	$11,628	$11,743	$11,677	$12,914	$13,030
7/31/2019	$11,834	$11,840	$11,768	$13,106	$13,218
8/31/2019	$11,440	$11,492	$11,401	$12,839	$13,008
9/30/2019	$11,862	$11,902	$11,820	$13,064	$13,252
10/31/2019	$11,890	$12,068	$11,993	$13,345	$13,539
11/30/2019	$12,310	$12,441	$12,358	$13,852	$14,030
12/31/2019	$12,613	$12,783	$12,704	$14,252	$14,453
1/31/2020	$12,258	$12,508	$12,403	$14,237	$14,448
2/29/2020	$11,101	$11,297	$11,202	$13,071	$13,258
3/31/2020	$9,225	$9,366	$9,233	$11,274	$11,621
4/30/2020	$10,278	$10,419	$10,277	$12,767	$13,111
5/31/2020	$10,747	$10,776	$10,626	$13,450	$13,735
6/30/2020	$10,768	$10,705	$10,577	$13,757	$14,008
7/31/2020	$11,164	$11,128	$10,983	$14,538	$14,798
8/31/2020	$11,695	$11,588	$11,445	$15,591	$15,862
9/30/2020	$11,237	$11,304	$11,150	$15,024	$15,259
10/31/2020	$11,164	$11,155	$11,034	$14,699	$14,853
11/30/2020	$12,569	$12,656	$12,556	$16,488	$16,479
12/31/2020	$12,994	$13,141	$13,069	$17,229	$17,113
1/31/2021	$12,931	$13,020	$13,001	$17,153	$16,940
2/28/2021	$13,622	$13,807	$13,816	$17,689	$17,407
3/31/2021	$14,355	$14,620	$14,623	$18,323	$18,169
4/30/2021	$14,951	$15,204	$15,187	$19,268	$19,139
5/31/2021	$15,238	$15,559	$15,550	$19,356	$19,273
6/30/2021	$15,100	$15,381	$15,378	$19,833	$19,723
7/31/2021	$15,291	$15,504	$15,455	$20,168	$20,191
8/31/2021	$15,780	$15,812	$15,769	$20,743	$20,805
9/30/2021	$15,334	$15,261	$15,235	$19,813	$19,838
10/31/2021	$16,227	$16,036	$15,996	$21,152	$21,227
11/30/2021	$15,854	$15,471	$15,433	$20,830	$21,080
12/31/2021	$16,813	$16,447	$16,384	$21,651	$22,025
1/31/2022	$16,322	$16,064	$15,965	$20,377	$20,885
2/28/2022	$16,214	$15,878	$15,808	$19,864	$20,260
3/31/2022	$16,418	$16,326	$16,246	$20,508	$21,012
4/30/2022	$15,327	$15,405	$15,308	$18,667	$19,180
5/31/2022	$15,627	$15,704	$15,605	$18,642	$19,215
6/30/2022	$14,213	$14,332	$14,230	$17,083	$17,629
7/31/2022	$15,111	$15,283	$15,200	$18,686	$19,254
8/31/2022	$14,848	$14,827	$14,745	$17,988	$18,469
9/30/2022	$13,649	$13,527	$13,440	$16,320	$16,768
10/31/2022	$15,159	$14,914	$14,836	$17,659	$18,126
11/30/2022	$16,008	$15,846	$15,735	$18,580	$19,139
12/31/2022	$15,275	$15,207	$15,077	$17,492	$18,036
1/31/2023	$16,008	$15,995	$15,896	$18,697	$19,169
2/28/2023	$15,654	$15,431	$15,347	$18,260	$18,702
3/31/2023	$15,313	$15,360	$15,215	$18,748	$19,388
4/30/2023	$15,591	$15,592	$15,410	$18,948	$19,691
5/31/2023	$15,022	$14,990	$14,831	$19,022	$19,777
6/30/2023	$16,059	$15,986	$15,827	$20,321	$21,083
7/31/2023	$16,767	$16,548	$16,420	$21,049	$21,761
8/31/2023	$16,400	$16,102	$15,956	$20,643	$21,414
9/30/2023	$15,692	$15,480	$15,328	$19,659	$20,393
10/31/2023	$15,351	$14,934	$14,766	$19,138	$19,964
11/30/2023	$16,586	$16,061	$15,892	$20,923	$21,788
12/31/2023	$17,340	$16,950	$16,834	$22,033	$22,777
1/31/2024	$17,493	$16,968	$16,805	$22,277	$23,160
2/29/2024	$18,491	$17,594	$17,421	$23,483	$24,397
3/31/2024	$19,501	$18,474	$18,285	$24,240	$25,182
4/30/2024	$18,683	$17,684	$17,483	$23,174	$24,153
5/31/2024	$19,309	$18,245	$18,051	$24,269	$25,351
6/30/2024	$19,258	$18,073	$17,874	$25,020	$26,260
7/31/2024	$20,166	$18,997	$18,850	$25,485	$26,580
8/31/2024	$20,626	$19,507	$19,311	$26,040	$27,225
9/30/2024	$20,742	$19,778	$19,566	$26,578	$27,806
10/31/2024	$20,780	$19,560	$19,346	$26,383	$27,554
11/30/2024	$22,094	$20,809	$20,613	$28,138	$29,172
12/31/2024	$20,961	$19,386	$19,187	$27,278	$28,476
1/31/2025	$22,135	$20,283	$20,051	$28,139	$29,269
2/28/2025	$21,834	$20,366	$20,091	$27,600	$28,887
3/31/2025	$20,988	$19,800	$19,503	$25,990	$27,260
4/30/2025	$20,401	$19,197	$18,900	$25,816	$27,075
5/31/2025	$21,220	$19,871	$19,569	$27,452	$28,779
6/30/2025	$22,012	$20,550	$20,252	$28,847	$30,243
7/31/2025	$22,449	$20,668	$20,378	$29,482	$30,921
8/31/2025	$23,009	$21,326	$21,073	$30,164	$31,548
9/30/2025	$23,773	$21,645	$21,392	$31,205	$32,700
10/31/2025	$23,705	$21,741	$21,485	$31,874	$33,465

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	14.08%	16.25%	10.59%
Russell 1000 Value Index	11.15%	14.28%	9.48%
Russell 3000 Value Index	11.06%	14.26%	9.33%
Russell 3000 Index	20.81%	16.74%	14.47%
S&P 500 Index	21.45%	17.64%	15.13%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LDFOX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8970-F3

12/25

Class I

LAVYX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.03%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,033	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,801	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,254	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,187	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,768	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,058	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,232	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,232	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,506	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,613	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,630	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,464	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,146	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,374	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,453	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,750	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,557	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,592	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,636	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,820	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,925	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,846	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,196	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,327	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,716	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,875	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,478	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,796	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,578	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,538	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,568	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,509	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,053	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,261	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,310	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,598	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,995	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,823	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,648	$12,953	$12,989	$13,838	$13,906
2/28/2019	$13,028	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,125	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,603	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,539	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,419	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,647	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,191	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,679	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,712	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,196	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,547	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,136	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,795	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,632	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,852	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,384	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,408	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,867	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,471	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,952	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,867	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,482	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,975	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,901	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,690	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,541	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,218	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,551	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,403	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,613	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,167	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,662	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,685	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,249	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,361	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,791	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,666	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,903	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,652	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,985	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,359	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,388	$18,180	$18,169	$21,891	$22,552
8/31/2022	$17,082	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,706	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,443	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,412	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,576	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,412	$19,028	$19,001	$21,905	$22,452
2/28/2023	$18,001	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,605	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,928	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,283	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,471	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,292	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,867	$19,154	$19,073	$24,185	$25,081
9/30/2023	$18,045	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,649	$17,765	$17,650	$22,422	$23,383
11/30/2023	$19,065	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,925	$20,164	$20,123	$25,813	$26,678
1/31/2024	$20,103	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,246	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,418	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,483	$21,037	$20,898	$27,150	$28,289
5/31/2024	$22,195	$21,704	$21,577	$28,432	$29,692
6/30/2024	$22,121	$21,500	$21,365	$29,313	$30,757
7/31/2024	$23,174	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,694	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,827	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,872	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,382	$24,754	$24,639	$32,966	$34,167
12/31/2024	$24,082	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,414	$24,129	$23,967	$32,967	$34,281
2/28/2025	$25,081	$24,227	$24,015	$32,336	$33,834
3/31/2025	$24,098	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,416	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,368	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,271	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,779	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,429	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,301	$25,749	$25,571	$36,559	$38,299
10/31/2025	$27,221	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	14.03%	16.17%	10.53%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAVYX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1403-I

12/25

Class P

LAVPX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$121	1.13%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.45%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,028	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,791	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,241	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,174	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,749	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,028	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,205	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,197	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,467	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,577	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,586	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,417	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,088	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,310	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,381	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,683	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,479	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,514	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,550	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,728	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,835	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,746	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,092	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,217	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,603	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,754	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,345	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,663	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,433	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,393	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,423	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,363	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,894	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,094	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,135	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,433	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,806	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,655	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,455	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,839	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,916	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,387	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,346	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,190	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,420	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,971	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,442	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,464	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,935	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,276	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,874	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,546	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,427	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,608	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,132	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,157	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,595	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,192	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,668	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,583	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,152	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,635	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,548	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,316	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,146	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,802	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,124	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,963	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,161	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,693	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,198	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,189	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,761	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,835	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,277	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,137	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,361	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,133	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,454	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,877	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,868	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,561	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,222	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,910	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,842	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,020	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,827	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,416	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,034	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,343	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,697	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,842	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,620	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,209	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,416	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,020	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,378	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,206	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,369	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,478	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,587	$21,976	$21,857	$28,399	$29,494
4/30/2024	$20,670	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,350	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,276	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,281	$22,599	$22,532	$29,857	$31,132
8/31/2024	$22,769	$23,205	$23,083	$30,507	$31,887
9/30/2024	$22,888	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,932	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,360	$24,754	$24,639	$32,966	$34,167
12/31/2024	$23,115	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,392	$24,129	$23,967	$32,967	$34,281
2/28/2025	$24,045	$24,227	$24,015	$32,336	$33,834
3/31/2025	$23,099	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,437	$22,836	$22,592	$30,245	$31,711
5/31/2025	$23,351	$23,638	$23,392	$32,162	$33,707
6/30/2025	$24,202	$24,446	$24,208	$33,796	$35,421
7/31/2025	$24,675	$24,586	$24,359	$34,540	$36,216
8/31/2025	$25,275	$25,370	$25,189	$35,340	$36,950
9/30/2025	$26,110	$25,749	$25,571	$36,559	$38,299
10/31/2025	$26,016	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	13.45%	15.64%	10.03%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LAVPX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-592-P

12/25

Class R2

LAVQX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$138	1.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.24%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,024	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,787	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,236	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,169	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,745	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,024	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,194	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,185	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,457	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,558	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,567	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,397	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,068	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,291	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,362	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,656	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,451	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,487	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,522	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,700	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,798	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,709	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,056	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,172	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,552	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,713	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,295	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,613	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,392	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,342	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,372	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,312	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,833	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,034	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,074	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,372	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,748	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,600	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,398	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,770	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,847	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,317	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,267	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,120	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,339	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,890	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,349	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,382	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,846	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,185	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,773	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,464	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,354	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,530	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,051	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,063	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,512	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,082	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,573	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,488	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,042	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,510	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,436	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,199	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,011	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,651	$18,087	$18,154	$22,573	$22,416
5/31/2021	$16,971	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,811	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,008	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,537	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,045	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,017	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,584	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,650	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,096	$19,110	$19,084	$23,873	$24,462
2/28/2022	$17,972	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,179	$19,421	$19,419	$24,027	$24,610
4/30/2022	$16,961	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,279	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,715	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,698	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,393	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,064	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,725	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,638	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,823	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,624	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,231	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,838	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,144	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,503	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,624	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,410	$19,686	$19,628	$24,661	$25,487
8/31/2023	$17,988	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,202	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,823	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,159	$19,106	$18,996	$24,513	$25,518
12/31/2023	$18,978	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,125	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,207	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,320	$21,976	$21,857	$28,399	$29,494
4/30/2024	$20,412	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,071	$21,704	$21,577	$28,432	$29,692
6/30/2024	$20,998	$21,500	$21,365	$29,313	$30,757
7/31/2024	$21,978	$22,599	$22,532	$29,857	$31,132
8/31/2024	$22,461	$23,205	$23,083	$30,507	$31,887
9/30/2024	$22,578	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,622	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,028	$24,754	$24,639	$32,966	$34,167
12/31/2024	$22,780	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,043	$24,129	$23,967	$32,967	$34,281
2/28/2025	$23,700	$24,227	$24,015	$32,336	$33,834
3/31/2025	$22,765	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,110	$22,836	$22,592	$30,245	$31,711
5/31/2025	$22,998	$23,638	$23,392	$32,162	$33,707
6/30/2025	$23,840	$24,446	$24,208	$33,796	$35,421
7/31/2025	$24,308	$24,586	$24,359	$34,540	$36,216
8/31/2025	$24,901	$25,370	$25,189	$35,340	$36,950
9/30/2025	$25,712	$25,749	$25,571	$36,559	$38,299
10/31/2025	$25,618	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	13.24%	15.45%	9.86%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LAVQX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1094-R2

12/25

Class R3

LAVRX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$126	1.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.45%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,021	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,785	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,237	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,169	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,743	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,021	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,198	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,190	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,460	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,561	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,578	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,409	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,082	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,303	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,374	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,667	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,463	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,507	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,543	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,711	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,817	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,729	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,075	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,199	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,581	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,731	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,321	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,641	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,411	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,371	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,401	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,341	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,861	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,061	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,101	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,401	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,781	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,633	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,432	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,814	$13,367	$13,411	$14,325	$14,353
3/31/2019	$12,891	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,361	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,311	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,164	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,383	$14,085	$14,067	$15,354	$15,481
8/31/2019	$12,934	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,405	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,427	$14,356	$14,336	$15,635	$15,857
11/30/2019	$13,909	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,236	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,836	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,513	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,401	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,578	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,100	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,112	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,561	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,144	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,634	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,537	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,103	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,583	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,509	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,274	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,087	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,741	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,061	$18,509	$18,587	$22,676	$22,573
6/30/2021	$16,901	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,098	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,641	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,135	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,121	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,695	$18,404	$18,448	$24,404	$24,690
12/31/2021	$18,764	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,209	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,084	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,292	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,071	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,390	$18,682	$18,653	$21,841	$22,505
6/30/2022	$15,808	$17,050	$17,010	$20,014	$20,648
7/31/2022	$16,807	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,502	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,155	$16,092	$16,065	$19,120	$19,640
10/31/2022	$16,835	$17,742	$17,735	$20,688	$21,230
11/30/2022	$17,763	$18,850	$18,808	$21,768	$22,416
12/31/2022	$16,946	$18,091	$18,022	$20,493	$21,125
1/31/2023	$17,748	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,354	$18,357	$18,345	$21,393	$21,904
3/31/2023	$16,960	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,267	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,624	$17,832	$17,728	$22,285	$23,163
6/30/2023	$17,763	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,536	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,128	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,340	$18,415	$18,322	$23,033	$23,885
10/31/2023	$16,946	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,304	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,126	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,288	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,375	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,491	$21,976	$21,857	$28,399	$29,494
4/30/2024	$20,566	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,242	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,183	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,167	$22,599	$22,532	$29,857	$31,132
8/31/2024	$22,652	$23,205	$23,083	$30,507	$31,887
9/30/2024	$22,769	$23,527	$23,388	$31,138	$32,568
10/31/2024	$22,813	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,238	$24,754	$24,639	$32,966	$34,167
12/31/2024	$22,986	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,254	$24,129	$23,967	$32,967	$34,281
2/28/2025	$23,925	$24,227	$24,015	$32,336	$33,834
3/31/2025	$22,970	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,328	$22,836	$22,592	$30,245	$31,711
5/31/2025	$23,221	$23,638	$23,392	$32,162	$33,707
6/30/2025	$24,082	$24,446	$24,208	$33,796	$35,421
7/31/2025	$24,536	$24,586	$24,359	$34,540	$36,216
8/31/2025	$25,146	$25,370	$25,189	$35,340	$36,950
9/30/2025	$25,961	$25,749	$25,571	$36,559	$38,299
10/31/2025	$25,882	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	13.45%	15.60%	9.98%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAVRX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2068-R3

12/25

Class R4

LAVSX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$99	0.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 13.76%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,020	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,795	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,245	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,178	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,753	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,036	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,211	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,211	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,487	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,587	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,603	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,437	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,115	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,335	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,414	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,713	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,510	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,554	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,590	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,765	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,871	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,792	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,135	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,258	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,653	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,812	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,398	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,722	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,494	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,454	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,484	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,424	$12,879	$13,003	$13,883	$13,822
7/31/2018	$12,961	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,160	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,209	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,504	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,892	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,727	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,544	$12,953	$12,989	$13,838	$13,906
2/28/2019	$12,925	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,001	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,480	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,424	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,295	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,524	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,066	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,545	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,567	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,049	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,388	$15,207	$15,185	$16,698	$16,928
1/31/2020	$13,988	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,657	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,515	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,713	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,246	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,270	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,718	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,311	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,790	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,706	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,300	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,779	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,706	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,481	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,318	$17,392	$17,479	$21,467	$21,281
4/30/2021	$16,982	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,302	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,142	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,351	$18,444	$18,474	$23,628	$23,649
8/31/2021	$17,905	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,401	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,397	$19,077	$19,120	$24,782	$24,862
11/30/2021	$17,964	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,059	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,504	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,366	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,587	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,354	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,686	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,079	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,090	$18,180	$18,169	$21,891	$22,552
8/31/2022	$16,786	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,427	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,146	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,082	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,264	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,082	$19,028	$19,001	$21,905	$22,452
2/28/2023	$17,673	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,278	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,600	$18,548	$18,420	$22,199	$23,063
5/31/2023	$16,957	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,111	$19,017	$18,919	$23,807	$24,693
7/31/2023	$18,914	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,491	$19,154	$19,073	$24,185	$25,081
9/30/2023	$17,687	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,293	$17,765	$17,650	$22,422	$23,383
11/30/2023	$18,683	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,523	$20,164	$20,123	$25,813	$26,678
1/31/2024	$19,685	$20,185	$20,087	$26,099	$27,126
2/29/2024	$20,805	$20,930	$20,823	$27,512	$28,574
3/31/2024	$21,954	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,026	$21,037	$20,898	$27,150	$28,289
5/31/2024	$21,718	$21,704	$21,577	$28,432	$29,692
6/30/2024	$21,644	$21,500	$21,365	$29,313	$30,757
7/31/2024	$22,661	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,177	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,295	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,339	$23,269	$23,125	$30,910	$32,272
11/30/2024	$24,804	$24,754	$24,639	$32,966	$34,167
12/31/2024	$23,530	$23,061	$22,935	$31,958	$33,352
1/31/2025	$24,836	$24,129	$23,967	$32,967	$34,281
2/28/2025	$24,505	$24,227	$24,015	$32,336	$33,834
3/31/2025	$23,530	$23,554	$23,312	$30,449	$31,928
4/30/2025	$22,870	$22,836	$22,592	$30,245	$31,711
5/31/2025	$23,798	$23,638	$23,392	$32,162	$33,707
6/30/2025	$24,678	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,150	$24,586	$24,359	$34,540	$36,216
8/31/2025	$25,779	$25,370	$25,189	$35,340	$36,950
9/30/2025	$26,629	$25,749	$25,571	$36,559	$38,299
10/31/2025	$26,550	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	13.76%	15.88%	10.26%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAVSX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8718-R4

12/25

Class R5

LAVTX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.01%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,025	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,793	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,246	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,180	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,759	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,049	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,223	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,223	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,505	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,613	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,621	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,464	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,139	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,366	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,445	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,751	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,550	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,594	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,629	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,812	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,917	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,838	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,197	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,319	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,719	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,877	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,470	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,788	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,570	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,531	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,560	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,511	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,045	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,253	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,302	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,600	$12,909	$12,956	$13,776	$13,870
11/30/2018	$12,988	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,827	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,641	$12,953	$12,989	$13,838	$13,906
2/28/2019	$13,031	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,118	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,596	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,543	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,411	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,650	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,194	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,672	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,704	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,199	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,537	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,139	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,799	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,637	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,845	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,388	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,412	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,871	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,475	$13,785	$13,681	$18,266	$18,578
9/30/2020	$12,956	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,871	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,485	$15,055	$15,009	$19,317	$19,301
12/31/2020	$14,978	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,904	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,692	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,542	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,219	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,552	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,392	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,601	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,168	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,663	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,685	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,250	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,361	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,791	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,666	$18,888	$18,896	$23,272	$23,729
3/31/2022	$18,902	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,638	$18,326	$18,298	$21,870	$22,464
5/31/2022	$17,986	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,361	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,388	$18,180	$18,169	$21,891	$22,552
8/31/2022	$17,083	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,708	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,444	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,411	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,576	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,411	$19,028	$19,001	$21,905	$22,452
2/28/2023	$18,001	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,605	$18,273	$18,187	$21,965	$22,708
4/30/2023	$17,927	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,282	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,470	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,291	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,866	$19,154	$19,073	$24,185	$25,081
9/30/2023	$18,045	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,649	$17,765	$17,650	$22,422	$23,383
11/30/2023	$19,063	$19,106	$18,996	$24,513	$25,518
12/31/2023	$19,923	$20,164	$20,123	$25,813	$26,678
1/31/2024	$20,101	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,257	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,414	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,480	$21,037	$20,898	$27,150	$28,289
5/31/2024	$22,191	$21,704	$21,577	$28,432	$29,692
6/30/2024	$22,132	$21,500	$21,365	$29,313	$30,757
7/31/2024	$23,170	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,688	$23,205	$23,083	$30,507	$31,887
9/30/2024	$23,822	$23,527	$23,388	$31,138	$32,568
10/31/2024	$23,881	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,375	$24,754	$24,639	$32,966	$34,167
12/31/2024	$24,076	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,422	$24,129	$23,967	$32,967	$34,281
2/28/2025	$25,074	$24,227	$24,015	$32,336	$33,834
3/31/2025	$24,092	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,426	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,377	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,280	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,771	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,420	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,291	$25,749	$25,571	$36,559	$38,299
10/31/2025	$27,228	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	14.01%	16.17%	10.54%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAVTX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8750-R5

12/25

Class R6

LAVVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 14.00%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Alphabet Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Walmart Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,026	$10,038	$10,058	$10,055	$10,030
12/31/2015	$9,802	$9,822	$9,816	$9,849	$9,872
1/31/2016	$9,255	$9,315	$9,297	$9,293	$9,382
2/29/2016	$9,189	$9,312	$9,300	$9,290	$9,369
3/31/2016	$9,769	$9,983	$9,977	$9,944	$10,005
4/30/2016	$10,059	$10,193	$10,187	$10,006	$10,043
5/31/2016	$10,241	$10,351	$10,348	$10,185	$10,224
6/30/2016	$10,241	$10,441	$10,433	$10,206	$10,250
7/31/2016	$10,514	$10,744	$10,755	$10,611	$10,628
8/31/2016	$10,622	$10,827	$10,852	$10,638	$10,643
9/30/2016	$10,639	$10,804	$10,837	$10,655	$10,645
10/31/2016	$10,473	$10,637	$10,655	$10,424	$10,451
11/30/2016	$11,158	$11,245	$11,324	$10,891	$10,838
12/31/2016	$11,385	$11,526	$11,622	$11,103	$11,052
1/31/2017	$11,464	$11,608	$11,692	$11,312	$11,262
2/28/2017	$11,770	$12,025	$12,091	$11,733	$11,709
3/31/2017	$11,577	$11,902	$11,970	$11,741	$11,723
4/30/2017	$11,621	$11,880	$11,953	$11,865	$11,843
5/31/2017	$11,656	$11,868	$11,913	$11,987	$12,010
6/30/2017	$11,840	$12,062	$12,124	$12,095	$12,085
7/31/2017	$11,945	$12,223	$12,279	$12,323	$12,333
8/31/2017	$11,866	$12,080	$12,124	$12,347	$12,371
9/30/2017	$12,224	$12,438	$12,520	$12,648	$12,626
10/31/2017	$12,355	$12,528	$12,605	$12,924	$12,921
11/30/2017	$12,746	$12,912	$12,989	$13,316	$13,317
12/31/2017	$12,914	$13,100	$13,156	$13,450	$13,465
1/31/2018	$13,517	$13,607	$13,638	$14,158	$14,236
2/28/2018	$12,835	$12,957	$12,985	$13,637	$13,711
3/31/2018	$12,607	$12,729	$12,785	$13,363	$13,363
4/30/2018	$12,578	$12,771	$12,840	$13,414	$13,414
5/31/2018	$12,607	$12,847	$12,967	$13,792	$13,737
6/30/2018	$12,548	$12,879	$13,003	$13,883	$13,822
7/31/2018	$13,092	$13,389	$13,496	$14,343	$14,336
8/31/2018	$13,299	$13,587	$13,705	$14,847	$14,803
9/30/2018	$13,349	$13,614	$13,704	$14,871	$14,887
10/31/2018	$12,647	$12,909	$12,956	$13,776	$13,870
11/30/2018	$13,037	$13,294	$13,330	$14,052	$14,153
12/31/2018	$11,865	$12,017	$12,027	$12,745	$12,875
1/31/2019	$12,690	$12,953	$12,989	$13,838	$13,906
2/28/2019	$13,080	$13,367	$13,411	$14,325	$14,353
3/31/2019	$13,167	$13,452	$13,463	$14,534	$14,632
4/30/2019	$13,655	$13,929	$13,942	$15,115	$15,224
5/31/2019	$12,592	$13,033	$13,029	$14,137	$14,257
6/30/2019	$13,470	$13,969	$13,957	$15,130	$15,262
7/31/2019	$13,709	$14,085	$14,067	$15,354	$15,481
8/31/2019	$13,254	$13,670	$13,628	$15,041	$15,236
9/30/2019	$13,731	$14,158	$14,128	$15,305	$15,521
10/31/2019	$13,763	$14,356	$14,336	$15,635	$15,857
11/30/2019	$14,260	$14,800	$14,772	$16,229	$16,432
12/31/2019	$14,610	$15,207	$15,185	$16,698	$16,928
1/31/2020	$14,200	$14,880	$14,826	$16,680	$16,922
2/29/2020	$12,861	$13,439	$13,390	$15,314	$15,529
3/31/2020	$10,689	$11,142	$11,036	$13,208	$13,611
4/30/2020	$11,896	$12,395	$12,284	$14,957	$15,356
5/31/2020	$12,439	$12,820	$12,701	$15,757	$16,087
6/30/2020	$12,463	$12,734	$12,643	$16,117	$16,407
7/31/2020	$12,933	$13,238	$13,129	$17,033	$17,332
8/31/2020	$13,536	$13,785	$13,681	$18,266	$18,578
9/30/2020	$13,018	$13,447	$13,328	$17,601	$17,872
10/31/2020	$12,933	$13,270	$13,189	$17,222	$17,397
11/30/2020	$14,548	$15,055	$15,009	$19,317	$19,301
12/31/2020	$15,052	$15,632	$15,622	$20,186	$20,043
1/31/2021	$14,978	$15,489	$15,541	$20,096	$19,841
2/28/2021	$15,766	$16,425	$16,515	$20,724	$20,388
3/31/2021	$16,628	$17,392	$17,479	$21,467	$21,281
4/30/2021	$17,304	$18,087	$18,154	$22,573	$22,416
5/31/2021	$17,649	$18,509	$18,587	$22,676	$22,573
6/30/2021	$17,489	$18,297	$18,382	$23,236	$23,100
7/31/2021	$17,698	$18,444	$18,474	$23,628	$23,649
8/31/2021	$18,264	$18,809	$18,849	$24,302	$24,368
9/30/2021	$17,760	$18,155	$18,211	$23,212	$23,234
10/31/2021	$18,794	$19,077	$19,120	$24,782	$24,862
11/30/2021	$18,349	$18,404	$18,448	$24,404	$24,690
12/31/2021	$19,472	$19,565	$19,585	$25,365	$25,797
1/31/2022	$18,903	$19,110	$19,084	$23,873	$24,462
2/28/2022	$18,779	$18,888	$18,896	$23,272	$23,729
3/31/2022	$19,014	$19,421	$19,419	$24,027	$24,610
4/30/2022	$17,752	$18,326	$18,298	$21,870	$22,464
5/31/2022	$18,099	$18,682	$18,653	$21,841	$22,505
6/30/2022	$16,462	$17,050	$17,010	$20,014	$20,648
7/31/2022	$17,503	$18,180	$18,169	$21,891	$22,552
8/31/2022	$17,184	$17,638	$17,626	$21,074	$21,632
9/30/2022	$15,811	$16,092	$16,065	$19,120	$19,640
10/31/2022	$17,558	$17,742	$17,735	$20,688	$21,230
11/30/2022	$18,541	$18,850	$18,808	$21,768	$22,416
12/31/2022	$17,692	$18,091	$18,022	$20,493	$21,125
1/31/2023	$18,541	$19,028	$19,001	$21,905	$22,452
2/28/2023	$18,131	$18,357	$18,345	$21,393	$21,904
3/31/2023	$17,736	$18,273	$18,187	$21,965	$22,708
4/30/2023	$18,058	$18,548	$18,420	$22,199	$23,063
5/31/2023	$17,399	$17,832	$17,728	$22,285	$23,163
6/30/2023	$18,599	$19,017	$18,919	$23,807	$24,693
7/31/2023	$19,419	$19,686	$19,628	$24,661	$25,487
8/31/2023	$18,994	$19,154	$19,073	$24,185	$25,081
9/30/2023	$18,175	$18,415	$18,322	$23,033	$23,885
10/31/2023	$17,780	$17,765	$17,650	$22,422	$23,383
11/30/2023	$19,208	$19,106	$18,996	$24,513	$25,518
12/31/2023	$20,082	$20,164	$20,123	$25,813	$26,678
1/31/2024	$20,259	$20,185	$20,087	$26,099	$27,126
2/29/2024	$21,413	$20,930	$20,823	$27,512	$28,574
3/31/2024	$22,597	$21,976	$21,857	$28,399	$29,494
4/30/2024	$21,635	$21,037	$20,898	$27,150	$28,289
5/31/2024	$22,361	$21,704	$21,577	$28,432	$29,692
6/30/2024	$22,301	$21,500	$21,365	$29,313	$30,757
7/31/2024	$23,352	$22,599	$22,532	$29,857	$31,132
8/31/2024	$23,885	$23,205	$23,083	$30,507	$31,887
9/30/2024	$24,018	$23,527	$23,388	$31,138	$32,568
10/31/2024	$24,077	$23,269	$23,125	$30,910	$32,272
11/30/2024	$25,583	$24,754	$24,639	$32,966	$34,167
12/31/2024	$24,271	$23,061	$22,935	$31,958	$33,352
1/31/2025	$25,630	$24,129	$23,967	$32,967	$34,281
2/28/2025	$25,283	$24,227	$24,015	$32,336	$33,834
3/31/2025	$24,303	$23,554	$23,312	$30,449	$31,928
4/30/2025	$23,624	$22,836	$22,592	$30,245	$31,711
5/31/2025	$24,587	$23,638	$23,392	$32,162	$33,707
6/30/2025	$25,488	$24,446	$24,208	$33,796	$35,421
7/31/2025	$25,994	$24,586	$24,359	$34,540	$36,216
8/31/2025	$26,642	$25,370	$25,189	$35,340	$36,950
9/30/2025	$27,527	$25,749	$25,571	$36,559	$38,299
10/31/2025	$27,448	$25,863	$25,682	$37,343	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	14.00%	16.24%	10.62%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 3000 Value Index	11.06%	14.26%	9.89%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$2,079,113,663
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$10,800,536

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.68%
Consumer Discretionary	8.48%
Consumer Staples	4.40%
Energy	6.45%
Financials	24.93%
Health Care	12.61%
Industrials	15.37%
Information Technology	11.34%
Materials	3.71%
Real Estate	3.22%
Utilities	4.25%
Repurchase Agreements	0.56%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAVVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8782-R6

12/25

Class A

LGLAX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.08%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$9,424	$10,000	$10,000	$10,000
11/30/2015	$9,438	$10,028	$10,053	$10,030
12/31/2015	$9,363	$9,881	$9,880	$9,872
1/31/2016	$8,760	$9,329	$9,290	$9,382
2/29/2016	$8,539	$9,325	$9,282	$9,369
3/31/2016	$8,997	$9,954	$9,914	$10,005
4/30/2016	$8,901	$9,863	$9,836	$10,043
5/31/2016	$9,109	$10,055	$10,033	$10,224
6/30/2016	$9,055	$10,015	$9,993	$10,250
7/31/2016	$9,501	$10,488	$10,478	$10,628
8/31/2016	$9,463	$10,436	$10,438	$10,643
9/30/2016	$9,601	$10,474	$10,485	$10,645
10/31/2016	$9,334	$10,228	$10,208	$10,451
11/30/2016	$9,447	$10,451	$10,480	$10,838
12/31/2016	$9,417	$10,580	$10,611	$11,052
1/31/2017	$9,767	$10,937	$10,954	$11,262
2/28/2017	$10,067	$11,391	$11,395	$11,709
3/31/2017	$10,171	$11,523	$11,527	$11,723
4/30/2017	$10,400	$11,786	$11,787	$11,843
5/31/2017	$10,870	$12,093	$12,063	$12,010
6/30/2017	$10,791	$12,061	$12,063	$12,085
7/31/2017	$11,166	$12,381	$12,367	$12,333
8/31/2017	$11,366	$12,608	$12,575	$12,371
9/30/2017	$11,495	$12,772	$12,778	$12,626
10/31/2017	$12,061	$13,267	$13,250	$12,921
11/30/2017	$12,350	$13,670	$13,651	$13,317
12/31/2017	$12,355	$13,777	$13,750	$13,465
1/31/2018	$13,309	$14,752	$14,690	$14,236
2/28/2018	$13,180	$14,366	$14,302	$13,711
3/31/2018	$12,923	$13,972	$13,954	$13,363
4/30/2018	$12,994	$14,020	$14,000	$13,414
5/31/2018	$13,797	$14,635	$14,635	$13,737
6/30/2018	$13,814	$14,776	$14,774	$13,822
7/31/2018	$13,876	$15,210	$15,193	$14,336
8/31/2018	$15,123	$16,041	$16,033	$14,803
9/30/2018	$15,336	$16,131	$16,086	$14,887
10/31/2018	$13,229	$14,688	$14,601	$13,870
11/30/2018	$13,330	$14,844	$14,762	$14,153
12/31/2018	$12,237	$13,568	$13,459	$12,875
1/31/2019	$13,506	$14,788	$14,694	$13,906
2/28/2019	$14,418	$15,317	$15,251	$14,353
3/31/2019	$14,781	$15,753	$15,636	$14,632
4/30/2019	$15,303	$16,464	$16,326	$15,224
5/31/2019	$14,706	$15,424	$15,282	$14,257
6/30/2019	$15,714	$16,484	$16,340	$15,262
7/31/2019	$16,194	$16,856	$16,695	$15,481
8/31/2019	$16,013	$16,727	$16,528	$15,236
9/30/2019	$14,775	$16,729	$16,521	$15,521
10/31/2019	$15,255	$17,200	$16,987	$15,857
11/30/2019	$16,154	$17,963	$17,756	$16,432
12/31/2019	$16,490	$18,505	$18,283	$16,928
1/31/2020	$17,144	$18,919	$18,652	$16,922
2/29/2020	$16,420	$17,631	$17,377	$15,529
3/31/2020	$14,880	$15,896	$15,568	$13,611
4/30/2020	$17,231	$18,248	$17,872	$15,356
5/31/2020	$19,199	$19,474	$19,100	$16,087
6/30/2020	$20,849	$20,322	$19,926	$16,407
7/31/2020	$22,656	$21,885	$21,410	$17,332
8/31/2020	$24,908	$24,143	$23,566	$18,578
9/30/2020	$24,781	$23,007	$22,488	$17,872
10/31/2020	$24,462	$22,226	$21,777	$17,397
11/30/2020	$27,396	$24,502	$24,101	$19,301
12/31/2020	$29,193	$25,629	$25,279	$20,043
1/31/2021	$29,219	$25,439	$25,183	$19,841
2/28/2021	$29,564	$25,433	$25,235	$20,388
3/31/2021	$28,061	$25,870	$25,580	$21,281
4/30/2021	$29,596	$27,630	$27,240	$22,416
5/31/2021	$28,349	$27,248	$26,836	$22,573
6/30/2021	$29,890	$28,958	$28,491	$23,100
7/31/2021	$30,965	$29,912	$29,296	$23,649
8/31/2021	$32,058	$31,030	$30,355	$24,368
9/30/2021	$30,332	$29,293	$28,689	$23,234
10/31/2021	$33,702	$31,830	$31,100	$24,862
11/30/2021	$33,428	$32,024	$31,185	$24,690
12/31/2021	$31,723	$32,701	$31,813	$25,797
1/31/2022	$27,760	$29,895	$28,993	$24,462
2/28/2022	$26,868	$28,625	$27,837	$23,729
3/31/2022	$27,571	$29,745	$28,870	$24,610
4/30/2022	$23,774	$26,153	$25,380	$22,464
5/31/2022	$22,819	$25,545	$24,796	$22,505
6/30/2022	$21,106	$23,521	$22,857	$20,648
7/31/2022	$23,332	$26,344	$25,590	$22,552
8/31/2022	$22,456	$25,117	$24,453	$21,632
9/30/2022	$20,372	$22,675	$22,087	$19,640
10/31/2022	$20,877	$24,001	$23,427	$21,230
11/30/2022	$21,193	$25,094	$24,451	$22,416
12/31/2022	$19,394	$23,173	$22,598	$21,125
1/31/2023	$20,704	$25,105	$24,504	$22,452
2/28/2023	$20,096	$24,807	$24,215	$21,904
3/31/2023	$21,319	$26,502	$25,728	$22,708
4/30/2023	$20,980	$26,764	$25,950	$23,063
5/31/2023	$22,109	$27,984	$27,066	$23,163
6/30/2023	$23,703	$29,897	$28,937	$24,693
7/31/2023	$24,587	$30,904	$29,932	$25,487
8/31/2023	$24,256	$30,627	$29,596	$25,081
9/30/2023	$22,582	$28,961	$27,969	$23,885
10/31/2023	$21,840	$28,549	$27,484	$23,383
11/30/2023	$24,832	$31,661	$30,458	$25,518
12/31/2023	$25,787	$33,063	$31,911	$26,678
1/31/2024	$27,271	$33,888	$32,617	$27,126
2/29/2024	$29,781	$36,200	$34,862	$28,574
3/31/2024	$30,349	$36,837	$35,493	$29,494
4/30/2024	$28,557	$35,275	$33,929	$28,289
5/31/2024	$30,049	$37,386	$35,950	$29,692
6/30/2024	$32,038	$39,907	$38,260	$30,757
7/31/2024	$30,554	$39,229	$37,775	$31,132
8/31/2024	$31,707	$40,046	$38,504	$31,887
9/30/2024	$32,891	$41,180	$39,568	$32,568
10/31/2024	$33,720	$41,044	$39,419	$32,272
11/30/2024	$37,777	$43,706	$42,080	$34,167
12/31/2024	$37,287	$44,092	$42,268	$33,352
1/31/2025	$39,040	$44,964	$43,126	$34,281
2/28/2025	$36,356	$43,349	$41,516	$33,834
3/31/2025	$32,196	$39,683	$38,020	$31,928
4/30/2025	$33,688	$40,359	$38,630	$31,711
5/31/2025	$37,224	$43,970	$42,045	$33,707
6/30/2025	$40,460	$46,818	$44,759	$35,421
7/31/2025	$41,921	$48,586	$46,409	$36,216
8/31/2025	$42,789	$49,129	$47,020	$36,950
9/30/2025	$44,865	$51,733	$49,489	$38,299
10/31/2025	$46,222	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	37.08%	13.57%	17.24%
Class A with sales charge	29.19%	12.23%	16.54%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LGLAX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-3335-A

12/25

Class C

LGLCX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 36.01%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,006	$10,028	$10,053	$10,030
12/31/2015	$9,920	$9,881	$9,880	$9,872
1/31/2016	$9,276	$9,329	$9,290	$9,382
2/29/2016	$9,039	$9,325	$9,282	$9,369
3/31/2016	$9,514	$9,954	$9,914	$10,005
4/30/2016	$9,409	$9,863	$9,836	$10,043
5/31/2016	$9,628	$10,055	$10,033	$10,224
6/30/2016	$9,559	$10,015	$9,993	$10,250
7/31/2016	$10,025	$10,488	$10,478	$10,628
8/31/2016	$9,979	$10,436	$10,438	$10,643
9/30/2016	$10,121	$10,474	$10,485	$10,645
10/31/2016	$9,828	$10,228	$10,208	$10,451
11/30/2016	$9,943	$10,451	$10,480	$10,838
12/31/2016	$9,906	$10,580	$10,611	$11,052
1/31/2017	$10,267	$10,937	$10,954	$11,262
2/28/2017	$10,577	$11,391	$11,395	$11,709
3/31/2017	$10,677	$11,523	$11,527	$11,723
4/30/2017	$10,914	$11,786	$11,787	$11,843
5/31/2017	$11,398	$12,093	$12,063	$12,010
6/30/2017	$11,311	$12,061	$12,063	$12,085
7/31/2017	$11,699	$12,381	$12,367	$12,333
8/31/2017	$11,895	$12,608	$12,575	$12,371
9/30/2017	$12,023	$12,772	$12,778	$12,626
10/31/2017	$12,607	$13,267	$13,250	$12,921
11/30/2017	$12,901	$13,670	$13,651	$13,317
12/31/2017	$12,901	$13,777	$13,750	$13,465
1/31/2018	$13,886	$14,752	$14,690	$14,236
2/28/2018	$13,745	$14,366	$14,302	$13,711
3/31/2018	$13,467	$13,972	$13,954	$13,363
4/30/2018	$13,535	$14,020	$14,000	$13,414
5/31/2018	$14,364	$14,635	$14,635	$13,737
6/30/2018	$14,374	$14,776	$14,774	$13,822
7/31/2018	$14,428	$15,210	$15,193	$14,336
8/31/2018	$15,711	$16,041	$16,033	$14,803
9/30/2018	$15,925	$16,131	$16,086	$14,887
10/31/2018	$13,725	$14,688	$14,601	$13,870
11/30/2018	$13,822	$14,844	$14,762	$14,153
12/31/2018	$12,683	$13,568	$13,459	$12,875
1/31/2019	$13,988	$14,788	$14,694	$13,906
2/28/2019	$14,926	$15,317	$15,251	$14,353
3/31/2019	$15,288	$15,753	$15,636	$14,632
4/30/2019	$15,822	$16,464	$16,326	$15,224
5/31/2019	$15,193	$15,424	$15,282	$14,257
6/30/2019	$16,220	$16,484	$16,340	$15,262
7/31/2019	$16,712	$16,856	$16,695	$15,481
8/31/2019	$16,516	$16,727	$16,528	$15,236
9/30/2019	$15,229	$16,729	$16,521	$15,521
10/31/2019	$15,709	$17,200	$16,987	$15,857
11/30/2019	$16,626	$17,963	$17,756	$16,432
12/31/2019	$16,963	$18,505	$18,283	$16,928
1/31/2020	$17,625	$18,919	$18,652	$16,922
2/29/2020	$16,873	$17,631	$17,377	$15,529
3/31/2020	$15,276	$15,896	$15,568	$13,611
4/30/2020	$17,677	$18,248	$17,872	$15,356
5/31/2020	$19,689	$19,474	$19,100	$16,087
6/30/2020	$21,363	$20,322	$19,926	$16,407
7/31/2020	$23,206	$21,885	$21,410	$17,332
8/31/2020	$25,491	$24,143	$23,566	$18,578
9/30/2020	$25,348	$23,007	$22,488	$17,872
10/31/2020	$25,004	$22,226	$21,777	$17,397
11/30/2020	$27,987	$24,502	$24,101	$19,301
12/31/2020	$29,805	$25,629	$25,279	$20,043
1/31/2021	$29,812	$25,439	$25,183	$19,841
2/28/2021	$30,145	$25,433	$25,235	$20,388
3/31/2021	$28,596	$25,870	$25,580	$21,281
4/30/2021	$30,138	$27,630	$27,240	$22,416
5/31/2021	$28,856	$27,248	$26,836	$22,573
6/30/2021	$30,399	$28,958	$28,491	$23,100
7/31/2021	$31,470	$29,912	$29,296	$23,649
8/31/2021	$32,571	$31,030	$30,355	$24,368
9/30/2021	$30,790	$29,293	$28,689	$23,234
10/31/2021	$34,193	$31,830	$31,100	$24,862
11/30/2021	$33,896	$32,024	$31,185	$24,690
12/31/2021	$32,151	$32,701	$31,813	$25,797
1/31/2022	$28,108	$29,895	$28,993	$24,462
2/28/2022	$27,189	$28,625	$27,837	$23,729
3/31/2022	$27,887	$29,745	$28,870	$24,610
4/30/2022	$24,028	$26,153	$25,380	$22,464
5/31/2022	$23,054	$25,545	$24,796	$22,505
6/30/2022	$21,308	$23,521	$22,857	$20,648
7/31/2022	$23,541	$26,344	$25,590	$22,552
8/31/2022	$22,641	$25,117	$24,453	$21,632
9/30/2022	$20,527	$22,675	$22,087	$19,640
10/31/2022	$21,023	$24,001	$23,427	$21,230
11/30/2022	$21,327	$25,094	$24,451	$22,416
12/31/2022	$19,507	$23,173	$22,598	$21,125
1/31/2023	$20,803	$25,105	$24,504	$22,452
2/28/2023	$20,187	$24,807	$24,215	$21,904
3/31/2023	$21,400	$26,502	$25,728	$22,708
4/30/2023	$21,042	$26,764	$25,950	$23,063
5/31/2023	$22,163	$27,984	$27,066	$23,163
6/30/2023	$23,743	$29,897	$28,937	$24,693
7/31/2023	$24,616	$30,904	$29,932	$25,487
8/31/2023	$24,267	$30,627	$29,596	$25,081
9/30/2023	$22,585	$28,961	$27,969	$23,885
10/31/2023	$21,832	$28,549	$27,484	$23,383
11/30/2023	$24,809	$31,661	$30,458	$25,518
12/31/2023	$25,737	$33,063	$31,911	$26,678
1/31/2024	$27,198	$33,888	$32,617	$27,126
2/29/2024	$29,688	$36,200	$34,862	$28,574
3/31/2024	$30,230	$36,837	$35,493	$29,494
4/30/2024	$28,439	$35,275	$33,929	$28,289
5/31/2024	$29,899	$37,386	$35,950	$29,692
6/30/2024	$31,857	$39,907	$38,260	$30,757
7/31/2024	$30,368	$39,229	$37,775	$31,132
8/31/2024	$31,489	$40,046	$38,504	$31,887
9/30/2024	$32,647	$41,180	$39,568	$32,568
10/31/2024	$33,455	$41,044	$39,419	$32,272
11/30/2024	$37,452	$43,706	$42,080	$34,167
12/31/2024	$36,938	$44,092	$42,268	$33,352
1/31/2025	$38,656	$44,964	$43,126	$34,281
2/28/2025	$35,973	$43,349	$41,516	$33,834
3/31/2025	$31,838	$39,683	$38,020	$31,928
4/30/2025	$33,299	$40,359	$38,630	$31,711
5/31/2025	$36,763	$43,970	$42,045	$33,707
6/30/2025	$39,943	$46,818	$44,759	$35,421
7/31/2025	$41,348	$48,586	$46,409	$36,216
8/31/2025	$42,185	$49,129	$47,020	$36,950
9/30/2025	$44,197	$51,733	$49,489	$38,299
10/31/2025	$45,502	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	36.01%	12.72%	16.36%
Class C with sales charge	35.01%	12.72%	16.36%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LGLCX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-3336-C

12/25

Class F

LGLFX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$76	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.41%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,940	$9,881	$9,880	$9,872
1/31/2016	$9,299	$9,329	$9,290	$9,382
2/29/2016	$9,066	$9,325	$9,282	$9,369
3/31/2016	$9,549	$9,954	$9,914	$10,005
4/30/2016	$9,453	$9,863	$9,836	$10,043
5/31/2016	$9,677	$10,055	$10,033	$10,224
6/30/2016	$9,620	$10,015	$9,993	$10,250
7/31/2016	$10,094	$10,488	$10,478	$10,628
8/31/2016	$10,054	$10,436	$10,438	$10,643
9/30/2016	$10,203	$10,474	$10,485	$10,645
10/31/2016	$9,918	$10,228	$10,208	$10,451
11/30/2016	$10,041	$10,451	$10,480	$10,838
12/31/2016	$10,010	$10,580	$10,611	$11,052
1/31/2017	$10,383	$10,937	$10,954	$11,262
2/28/2017	$10,704	$11,391	$11,395	$11,709
3/31/2017	$10,814	$11,523	$11,527	$11,723
4/30/2017	$11,064	$11,786	$11,787	$11,843
5/31/2017	$11,564	$12,093	$12,063	$12,010
6/30/2017	$11,485	$12,061	$12,063	$12,085
7/31/2017	$11,889	$12,381	$12,367	$12,333
8/31/2017	$12,100	$12,608	$12,575	$12,371
9/30/2017	$12,241	$12,772	$12,778	$12,626
10/31/2017	$12,847	$13,267	$13,250	$12,921
11/30/2017	$13,156	$13,670	$13,651	$13,317
12/31/2017	$13,165	$13,777	$13,750	$13,465
1/31/2018	$14,185	$14,752	$14,690	$14,236
2/28/2018	$14,049	$14,366	$14,302	$13,711
3/31/2018	$13,778	$13,972	$13,954	$13,363
4/30/2018	$13,857	$14,020	$14,000	$13,414
5/31/2018	$14,717	$14,635	$14,635	$13,737
6/30/2018	$14,741	$14,776	$14,774	$13,822
7/31/2018	$14,811	$15,210	$15,193	$14,336
8/31/2018	$16,139	$16,041	$16,033	$14,803
9/30/2018	$16,373	$16,131	$16,086	$14,887
10/31/2018	$14,124	$14,688	$14,601	$13,870
11/30/2018	$14,235	$14,844	$14,762	$14,153
12/31/2018	$13,075	$13,568	$13,459	$12,875
1/31/2019	$14,432	$14,788	$14,694	$13,906
2/28/2019	$15,412	$15,317	$15,251	$14,353
3/31/2019	$15,799	$15,753	$15,636	$14,632
4/30/2019	$16,360	$16,464	$16,326	$15,224
5/31/2019	$15,726	$15,424	$15,282	$14,257
6/30/2019	$16,802	$16,484	$16,340	$15,262
7/31/2019	$17,323	$16,856	$16,695	$15,481
8/31/2019	$17,139	$16,727	$16,528	$15,236
9/30/2019	$15,810	$16,729	$16,521	$15,521
10/31/2019	$16,331	$17,200	$16,987	$15,857
11/30/2019	$17,292	$17,963	$17,756	$16,432
12/31/2019	$17,663	$18,505	$18,283	$16,928
1/31/2020	$18,362	$18,919	$18,652	$16,922
2/29/2020	$17,590	$17,631	$17,377	$15,529
3/31/2020	$15,944	$15,896	$15,568	$13,611
4/30/2020	$18,465	$18,248	$17,872	$15,356
5/31/2020	$20,580	$19,474	$19,100	$16,087
6/30/2020	$22,354	$20,322	$19,926	$16,407
7/31/2020	$24,298	$21,885	$21,410	$17,332
8/31/2020	$26,716	$24,143	$23,566	$18,578
9/30/2020	$26,589	$23,007	$22,488	$17,872
10/31/2020	$26,249	$22,226	$21,777	$17,397
11/30/2020	$29,407	$24,502	$24,101	$19,301
12/31/2020	$31,342	$25,629	$25,279	$20,043
1/31/2021	$31,375	$25,439	$25,183	$19,841
2/28/2021	$31,750	$25,433	$25,235	$20,388
3/31/2021	$30,150	$25,870	$25,580	$21,281
4/30/2021	$31,804	$27,630	$27,240	$22,416
5/31/2021	$30,465	$27,248	$26,836	$22,573
6/30/2021	$32,125	$28,958	$28,491	$23,100
7/31/2021	$33,290	$29,912	$29,296	$23,649
8/31/2021	$34,475	$31,030	$30,355	$24,368
9/30/2021	$32,621	$29,293	$28,689	$23,234
10/31/2021	$36,256	$31,830	$31,100	$24,862
11/30/2021	$35,970	$32,024	$31,185	$24,690
12/31/2021	$34,147	$32,701	$31,813	$25,797
1/31/2022	$29,884	$29,895	$28,993	$24,462
2/28/2022	$28,932	$28,625	$27,837	$23,729
3/31/2022	$29,696	$29,745	$28,870	$24,610
4/30/2022	$25,606	$26,153	$25,380	$22,464
5/31/2022	$24,588	$25,545	$24,796	$22,505
6/30/2022	$22,748	$23,521	$22,857	$20,648
7/31/2022	$25,146	$26,344	$25,590	$22,552
8/31/2022	$24,210	$25,117	$24,453	$21,632
9/30/2022	$21,968	$22,675	$22,087	$19,640
10/31/2022	$22,518	$24,001	$23,427	$21,230
11/30/2022	$22,863	$25,094	$24,451	$22,416
12/31/2022	$20,925	$23,173	$22,598	$21,125
1/31/2023	$22,346	$25,105	$24,504	$22,452
2/28/2023	$21,697	$24,807	$24,215	$21,904
3/31/2023	$23,019	$26,502	$25,728	$22,708
4/30/2023	$22,649	$26,764	$25,950	$23,063
5/31/2023	$23,873	$27,984	$27,066	$23,163
6/30/2023	$25,606	$29,897	$28,937	$24,693
7/31/2023	$26,567	$30,904	$29,932	$25,487
8/31/2023	$26,214	$30,627	$29,596	$25,081
9/30/2023	$24,407	$28,961	$27,969	$23,885
10/31/2023	$23,618	$28,549	$27,484	$23,383
11/30/2023	$26,862	$31,661	$30,458	$25,518
12/31/2023	$27,889	$33,063	$31,911	$26,678
1/31/2024	$29,498	$33,888	$32,617	$27,126
2/29/2024	$32,225	$36,200	$34,862	$28,574
3/31/2024	$32,849	$36,837	$35,493	$29,494
4/30/2024	$30,919	$35,275	$33,929	$28,289
5/31/2024	$32,545	$37,386	$35,950	$29,692
6/30/2024	$34,697	$39,907	$38,260	$30,757
7/31/2024	$33,104	$39,229	$37,775	$31,132
8/31/2024	$34,352	$40,046	$38,504	$31,887
9/30/2024	$35,641	$41,180	$39,568	$32,568
10/31/2024	$36,553	$41,044	$39,419	$32,272
11/30/2024	$40,963	$43,706	$42,080	$34,167
12/31/2024	$40,429	$44,092	$42,268	$33,352
1/31/2025	$42,351	$44,964	$43,126	$34,281
2/28/2025	$39,435	$43,349	$41,516	$33,834
3/31/2025	$34,935	$39,683	$38,020	$31,928
4/30/2025	$36,561	$40,359	$38,630	$31,711
5/31/2025	$40,404	$43,970	$42,045	$33,707
6/30/2025	$43,927	$46,818	$44,759	$35,421
7/31/2025	$45,521	$48,586	$46,409	$36,216
8/31/2025	$46,473	$49,129	$47,020	$36,950
9/30/2025	$48,740	$51,733	$49,489	$38,299
10/31/2025	$50,226	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	37.41%	13.86%	17.51%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGLFX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-3337-F

12/25

Class F3

LGLOX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.52%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,226	$10,249	$10,255	$10,112
5/31/2017	$10,689	$10,516	$10,496	$10,254
6/30/2017	$10,613	$10,488	$10,496	$10,318
7/31/2017	$10,988	$10,767	$10,760	$10,530
8/31/2017	$11,185	$10,964	$10,941	$10,562
9/30/2017	$11,314	$11,107	$11,118	$10,780
10/31/2017	$11,874	$11,537	$11,529	$11,032
11/30/2017	$12,162	$11,888	$11,877	$11,370
12/31/2017	$12,171	$11,980	$11,964	$11,496
1/31/2018	$13,115	$12,829	$12,782	$12,155
2/28/2018	$12,990	$12,492	$12,444	$11,707
3/31/2018	$12,737	$12,150	$12,141	$11,409
4/30/2018	$12,814	$12,192	$12,181	$11,453
5/31/2018	$13,608	$12,726	$12,733	$11,729
6/30/2018	$13,630	$12,849	$12,854	$11,801
7/31/2018	$13,694	$13,226	$13,219	$12,240
8/31/2018	$14,925	$13,949	$13,950	$12,639
9/30/2018	$15,140	$14,027	$13,996	$12,711
10/31/2018	$13,063	$12,773	$12,704	$11,842
11/30/2018	$13,166	$12,909	$12,844	$12,083
12/31/2018	$12,093	$11,799	$11,710	$10,992
1/31/2019	$13,351	$12,859	$12,785	$11,873
2/28/2019	$14,254	$13,319	$13,269	$12,254
3/31/2019	$14,614	$13,699	$13,605	$12,493
4/30/2019	$15,138	$14,317	$14,205	$12,998
5/31/2019	$14,552	$13,413	$13,296	$12,172
6/30/2019	$15,548	$14,334	$14,217	$13,030
7/31/2019	$16,031	$14,658	$14,526	$13,218
8/31/2019	$15,857	$14,545	$14,381	$13,008
9/30/2019	$14,634	$14,547	$14,374	$13,252
10/31/2019	$15,112	$14,957	$14,780	$13,539
11/30/2019	$16,002	$15,621	$15,449	$14,030
12/31/2019	$16,347	$16,092	$15,908	$14,453
1/31/2020	$16,998	$16,452	$16,229	$14,448
2/29/2020	$16,286	$15,332	$15,120	$13,258
3/31/2020	$14,757	$13,823	$13,545	$11,621
4/30/2020	$17,093	$15,869	$15,550	$13,111
5/31/2020	$19,056	$16,934	$16,619	$13,735
6/30/2020	$20,697	$17,672	$17,337	$14,008
7/31/2020	$22,499	$19,031	$18,629	$14,798
8/31/2020	$24,735	$20,995	$20,505	$15,862
9/30/2020	$24,618	$20,007	$19,567	$15,259
10/31/2020	$24,307	$19,328	$18,948	$14,853
11/30/2020	$27,231	$21,307	$20,970	$16,479
12/31/2020	$29,025	$22,287	$21,995	$17,113
1/31/2021	$29,056	$22,122	$21,912	$16,940
2/28/2021	$29,405	$22,117	$21,957	$17,407
3/31/2021	$27,923	$22,497	$22,257	$18,169
4/30/2021	$29,454	$24,027	$23,701	$19,139
5/31/2021	$28,223	$23,695	$23,350	$19,273
6/30/2021	$29,760	$25,182	$24,790	$19,723
7/31/2021	$30,843	$26,011	$25,490	$20,191
8/31/2021	$31,939	$26,984	$26,412	$20,805
9/30/2021	$30,225	$25,473	$24,962	$19,838
10/31/2021	$33,598	$27,679	$27,060	$21,227
11/30/2021	$33,331	$27,848	$27,133	$21,080
12/31/2021	$31,646	$28,437	$27,680	$22,025
1/31/2022	$27,693	$25,996	$25,226	$20,885
2/28/2022	$26,810	$24,892	$24,221	$20,260
3/31/2022	$27,521	$25,866	$25,119	$21,012
4/30/2022	$23,740	$22,742	$22,083	$19,180
5/31/2022	$22,789	$22,214	$21,575	$19,215
6/30/2022	$21,090	$20,454	$19,888	$17,629
7/31/2022	$23,321	$22,909	$22,265	$19,254
8/31/2022	$22,445	$21,842	$21,277	$18,469
9/30/2022	$20,364	$19,719	$19,218	$16,768
10/31/2022	$20,880	$20,871	$20,383	$18,126
11/30/2022	$21,202	$21,822	$21,275	$19,139
12/31/2022	$19,413	$20,151	$19,662	$18,036
1/31/2023	$20,723	$21,831	$21,321	$19,169
2/28/2023	$20,124	$21,572	$21,069	$18,702
3/31/2023	$21,352	$23,046	$22,386	$19,388
4/30/2023	$21,015	$23,274	$22,579	$19,691
5/31/2023	$22,153	$24,334	$23,550	$19,777
6/30/2023	$23,755	$25,999	$25,178	$21,083
7/31/2023	$24,646	$26,874	$26,043	$21,761
8/31/2023	$24,317	$26,633	$25,751	$21,414
9/30/2023	$22,647	$25,185	$24,336	$20,393
10/31/2023	$21,914	$24,826	$23,914	$19,964
11/30/2023	$24,923	$27,532	$26,501	$21,788
12/31/2023	$25,881	$28,752	$27,765	$22,777
1/31/2024	$27,379	$29,469	$28,380	$23,160
2/29/2024	$29,902	$31,479	$30,333	$24,397
3/31/2024	$30,486	$32,033	$30,882	$25,182
4/30/2024	$28,696	$30,675	$29,521	$24,153
5/31/2024	$30,209	$32,511	$31,280	$25,351
6/30/2024	$32,208	$34,703	$33,289	$26,260
7/31/2024	$30,725	$34,113	$32,868	$26,580
8/31/2024	$31,893	$34,824	$33,502	$27,225
9/30/2024	$33,099	$35,810	$34,427	$27,806
10/31/2024	$33,937	$35,692	$34,298	$27,554
11/30/2024	$38,032	$38,007	$36,613	$29,172
12/31/2024	$37,546	$38,342	$36,777	$28,476
1/31/2025	$39,328	$39,101	$37,524	$29,269
2/28/2025	$36,625	$37,696	$36,122	$28,887
3/31/2025	$32,447	$34,508	$33,081	$27,260
4/30/2025	$33,960	$35,096	$33,611	$27,075
5/31/2025	$37,531	$38,236	$36,583	$28,779
6/30/2025	$40,810	$40,713	$38,944	$30,243
7/31/2025	$42,292	$42,250	$40,380	$30,921
8/31/2025	$43,183	$42,723	$40,911	$31,548
9/30/2025	$45,287	$44,987	$43,060	$32,700
10/31/2025	$46,672	$46,649	$44,642	$33,465

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	37.52%	13.94%	19.68%
Russell 1000 Growth Index	30.70%	19.27%	19.67%
Russell 3000 Growth Index	30.16%	18.70%	19.06%
S&P 500 Index	21.45%	17.64%	15.13%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LGLOX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8971-F3

12/25

Class I

LGLIX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.41%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,940	$9,881	$9,880	$9,872
1/31/2016	$9,301	$9,329	$9,290	$9,382
2/29/2016	$9,070	$9,325	$9,282	$9,369
3/31/2016	$9,555	$9,954	$9,914	$10,005
4/30/2016	$9,459	$9,863	$9,836	$10,043
5/31/2016	$9,682	$10,055	$10,033	$10,224
6/30/2016	$9,625	$10,015	$9,993	$10,250
7/31/2016	$10,102	$10,488	$10,478	$10,628
8/31/2016	$10,063	$10,436	$10,438	$10,643
9/30/2016	$10,212	$10,474	$10,485	$10,645
10/31/2016	$9,927	$10,228	$10,208	$10,451
11/30/2016	$10,054	$10,451	$10,480	$10,838
12/31/2016	$10,023	$10,580	$10,611	$11,052
1/31/2017	$10,395	$10,937	$10,954	$11,262
2/28/2017	$10,719	$11,391	$11,395	$11,709
3/31/2017	$10,828	$11,523	$11,527	$11,723
4/30/2017	$11,082	$11,786	$11,787	$11,843
5/31/2017	$11,581	$12,093	$12,063	$12,010
6/30/2017	$11,502	$12,061	$12,063	$12,085
7/31/2017	$11,905	$12,381	$12,367	$12,333
8/31/2017	$12,119	$12,608	$12,575	$12,371
9/30/2017	$12,259	$12,772	$12,778	$12,626
10/31/2017	$12,863	$13,267	$13,250	$12,921
11/30/2017	$13,176	$13,670	$13,651	$13,317
12/31/2017	$13,185	$13,777	$13,750	$13,465
1/31/2018	$14,205	$14,752	$14,690	$14,236
2/28/2018	$14,070	$14,366	$14,302	$13,711
3/31/2018	$13,795	$13,972	$13,954	$13,363
4/30/2018	$13,879	$14,020	$14,000	$13,414
5/31/2018	$14,736	$14,635	$14,635	$13,737
6/30/2018	$14,759	$14,776	$14,774	$13,822
7/31/2018	$14,829	$15,210	$15,193	$14,336
8/31/2018	$16,161	$16,041	$16,033	$14,803
9/30/2018	$16,394	$16,131	$16,086	$14,887
10/31/2018	$14,144	$14,688	$14,601	$13,870
11/30/2018	$14,256	$14,844	$14,762	$14,153
12/31/2018	$13,091	$13,568	$13,459	$12,875
1/31/2019	$14,451	$14,788	$14,694	$13,906
2/28/2019	$15,433	$15,317	$15,251	$14,353
3/31/2019	$15,818	$15,753	$15,636	$14,632
4/30/2019	$16,381	$16,464	$16,326	$15,224
5/31/2019	$15,745	$15,424	$15,282	$14,257
6/30/2019	$16,828	$16,484	$16,340	$15,262
7/31/2019	$17,346	$16,856	$16,695	$15,481
8/31/2019	$17,162	$16,727	$16,528	$15,236
9/30/2019	$15,835	$16,729	$16,521	$15,521
10/31/2019	$16,353	$17,200	$16,987	$15,857
11/30/2019	$17,315	$17,963	$17,756	$16,432
12/31/2019	$17,684	$18,505	$18,283	$16,928
1/31/2020	$18,391	$18,919	$18,652	$16,922
2/29/2020	$17,617	$17,631	$17,377	$15,529
3/31/2020	$15,961	$15,896	$15,568	$13,611
4/30/2020	$18,488	$18,248	$17,872	$15,356
5/31/2020	$20,609	$19,474	$19,100	$16,087
6/30/2020	$22,386	$20,322	$19,926	$16,407
7/31/2020	$24,332	$21,885	$21,410	$17,332
8/31/2020	$26,749	$24,143	$23,566	$18,578
9/30/2020	$26,623	$23,007	$22,488	$17,872
10/31/2020	$26,284	$22,226	$21,777	$17,397
11/30/2020	$29,443	$24,502	$24,101	$19,301
12/31/2020	$31,387	$25,629	$25,279	$20,043
1/31/2021	$31,420	$25,439	$25,183	$19,841
2/28/2021	$31,799	$25,433	$25,235	$20,388
3/31/2021	$30,189	$25,870	$25,580	$21,281
4/30/2021	$31,846	$27,630	$27,240	$22,416
5/31/2021	$30,508	$27,248	$26,836	$22,573
6/30/2021	$32,172	$28,958	$28,491	$23,100
7/31/2021	$33,337	$29,912	$29,296	$23,649
8/31/2021	$34,521	$31,030	$30,355	$24,368
9/30/2021	$32,664	$29,293	$28,689	$23,234
10/31/2021	$36,305	$31,830	$31,100	$24,862
11/30/2021	$36,020	$32,024	$31,185	$24,690
12/31/2021	$34,195	$32,701	$31,813	$25,797
1/31/2022	$29,925	$29,895	$28,993	$24,462
2/28/2022	$28,971	$28,625	$27,837	$23,729
3/31/2022	$29,737	$29,745	$28,870	$24,610
4/30/2022	$25,646	$26,153	$25,380	$22,464
5/31/2022	$24,619	$25,545	$24,796	$22,505
6/30/2022	$22,778	$23,521	$22,857	$20,648
7/31/2022	$25,182	$26,344	$25,590	$22,552
8/31/2022	$24,236	$25,117	$24,453	$21,632
9/30/2022	$21,995	$22,675	$22,087	$19,640
10/31/2022	$22,549	$24,001	$23,427	$21,230
11/30/2022	$22,892	$25,094	$24,451	$22,416
12/31/2022	$20,952	$23,173	$22,598	$21,125
1/31/2023	$22,370	$25,105	$24,504	$22,452
2/28/2023	$21,726	$24,807	$24,215	$21,904
3/31/2023	$23,055	$26,502	$25,728	$22,708
4/30/2023	$22,680	$26,764	$25,950	$23,063
5/31/2023	$23,910	$27,984	$27,066	$23,163
6/30/2023	$25,638	$29,897	$28,937	$24,693
7/31/2023	$26,600	$30,904	$29,932	$25,487
8/31/2023	$26,249	$30,627	$29,596	$25,081
9/30/2023	$24,440	$28,961	$27,969	$23,885
10/31/2023	$23,650	$28,549	$27,484	$23,383
11/30/2023	$26,893	$31,661	$30,458	$25,518
12/31/2023	$27,928	$33,063	$31,911	$26,678
1/31/2024	$29,542	$33,888	$32,617	$27,126
2/29/2024	$32,272	$36,200	$34,862	$28,574
3/31/2024	$32,891	$36,837	$35,493	$29,494
4/30/2024	$30,960	$35,275	$33,929	$28,289
5/31/2024	$32,581	$37,386	$35,950	$29,692
6/30/2024	$34,741	$39,907	$38,260	$30,757
7/31/2024	$33,144	$39,229	$37,775	$31,132
8/31/2024	$34,399	$40,046	$38,504	$31,887
9/30/2024	$35,694	$41,180	$39,568	$32,568
10/31/2024	$36,599	$41,044	$39,419	$32,272
11/30/2024	$41,016	$43,706	$42,080	$34,167
12/31/2024	$40,486	$44,092	$42,268	$33,352
1/31/2025	$42,401	$44,964	$43,126	$34,281
2/28/2025	$39,484	$43,349	$41,516	$33,834
3/31/2025	$34,977	$39,683	$38,020	$31,928
4/30/2025	$36,615	$40,359	$38,630	$31,711
5/31/2025	$40,454	$43,970	$42,045	$33,707
6/30/2025	$43,990	$46,818	$44,759	$35,421
7/31/2025	$45,588	$48,586	$46,409	$36,216
8/31/2025	$46,541	$49,129	$47,020	$36,950
9/30/2025	$48,799	$51,733	$49,489	$38,299
10/31/2025	$50,290	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	37.41%	13.86%	17.53%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LGLIX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-3338-I

12/25

Class R2

LGLQX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$147	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 36.60%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,006	$10,028	$10,053	$10,030
12/31/2015	$9,927	$9,881	$9,880	$9,872
1/31/2016	$9,282	$9,329	$9,290	$9,382
2/29/2016	$9,048	$9,325	$9,282	$9,369
3/31/2016	$9,530	$9,954	$9,914	$10,005
4/30/2016	$9,428	$9,863	$9,836	$10,043
5/31/2016	$9,644	$10,055	$10,033	$10,224
6/30/2016	$9,583	$10,015	$9,993	$10,250
7/31/2016	$10,050	$10,488	$10,478	$10,628
8/31/2016	$10,006	$10,436	$10,438	$10,643
9/30/2016	$10,152	$10,474	$10,485	$10,645
10/31/2016	$9,865	$10,228	$10,208	$10,451
11/30/2016	$9,984	$10,451	$10,480	$10,838
12/31/2016	$9,949	$10,580	$10,611	$11,052
1/31/2017	$10,315	$10,937	$10,954	$11,262
2/28/2017	$10,629	$11,391	$11,395	$11,709
3/31/2017	$10,735	$11,523	$11,527	$11,723
4/30/2017	$10,977	$11,786	$11,787	$11,843
5/31/2017	$11,467	$12,093	$12,063	$12,010
6/30/2017	$11,383	$12,061	$12,063	$12,085
7/31/2017	$11,776	$12,381	$12,367	$12,333
8/31/2017	$11,979	$12,608	$12,575	$12,371
9/30/2017	$12,112	$12,772	$12,778	$12,626
10/31/2017	$12,703	$13,267	$13,250	$12,921
11/30/2017	$13,005	$13,670	$13,651	$13,317
12/31/2017	$13,010	$13,777	$13,750	$13,465
1/31/2018	$14,008	$14,752	$14,690	$14,236
2/28/2018	$13,867	$14,366	$14,302	$13,711
3/31/2018	$13,594	$13,972	$13,954	$13,363
4/30/2018	$13,664	$14,020	$14,000	$13,414
5/31/2018	$14,506	$14,635	$14,635	$13,737
6/30/2018	$14,521	$14,776	$14,774	$13,822
7/31/2018	$14,582	$15,210	$15,193	$14,336
8/31/2018	$15,880	$16,041	$16,033	$14,803
9/30/2018	$16,102	$16,131	$16,086	$14,887
10/31/2018	$13,885	$14,688	$14,601	$13,870
11/30/2018	$13,988	$14,844	$14,762	$14,153
12/31/2018	$12,837	$13,568	$13,459	$12,875
1/31/2019	$14,169	$14,788	$14,694	$13,906
2/28/2019	$15,122	$15,317	$15,251	$14,353
3/31/2019	$15,490	$15,753	$15,636	$14,632
4/30/2019	$16,034	$16,464	$16,326	$15,224
5/31/2019	$15,405	$15,424	$15,282	$14,257
6/30/2019	$16,453	$16,484	$16,340	$15,262
7/31/2019	$16,958	$16,856	$16,695	$15,481
8/31/2019	$16,760	$16,727	$16,528	$15,236
9/30/2019	$15,462	$16,729	$16,521	$15,521
10/31/2019	$15,960	$17,200	$16,987	$15,857
11/30/2019	$16,886	$17,963	$17,756	$16,432
12/31/2019	$17,238	$18,505	$18,283	$16,928
1/31/2020	$17,916	$18,919	$18,652	$16,922
2/29/2020	$17,158	$17,631	$17,377	$15,529
3/31/2020	$15,543	$15,896	$15,568	$13,611
4/30/2020	$17,990	$18,248	$17,872	$15,356
5/31/2020	$20,042	$19,474	$19,100	$16,087
6/30/2020	$21,755	$20,322	$19,926	$16,407
7/31/2020	$23,641	$21,885	$21,410	$17,332
8/31/2020	$25,977	$24,143	$23,566	$18,578
9/30/2020	$25,841	$23,007	$22,488	$17,872
10/31/2020	$25,496	$22,226	$21,777	$17,397
11/30/2020	$28,552	$24,502	$24,101	$19,301
12/31/2020	$30,414	$25,629	$25,279	$20,043
1/31/2021	$30,435	$25,439	$25,183	$19,841
2/28/2021	$30,783	$25,433	$25,235	$20,388
3/31/2021	$29,213	$25,870	$25,580	$21,281
4/30/2021	$30,796	$27,630	$27,240	$22,416
5/31/2021	$29,493	$27,248	$26,836	$22,573
6/30/2021	$31,083	$28,958	$28,491	$23,100
7/31/2021	$32,195	$29,912	$29,296	$23,649
8/31/2021	$33,321	$31,030	$30,355	$24,368
9/30/2021	$31,513	$29,293	$28,689	$23,234
10/31/2021	$35,012	$31,830	$31,100	$24,862
11/30/2021	$34,721	$32,024	$31,185	$24,690
12/31/2021	$32,933	$32,701	$31,813	$25,797
1/31/2022	$28,806	$29,895	$28,993	$24,462
2/28/2022	$27,882	$28,625	$27,837	$23,729
3/31/2022	$28,603	$29,745	$28,870	$24,610
4/30/2022	$24,653	$26,153	$25,380	$22,464
5/31/2022	$23,653	$25,545	$24,796	$22,505
6/30/2022	$21,882	$23,521	$22,857	$20,648
7/31/2022	$24,179	$26,344	$25,590	$22,552
8/31/2022	$23,255	$25,117	$24,453	$21,632
9/30/2022	$21,094	$22,675	$22,087	$19,640
10/31/2022	$21,611	$24,001	$23,427	$21,230
11/30/2022	$21,933	$25,094	$24,451	$22,416
12/31/2022	$20,068	$23,173	$22,598	$21,125
1/31/2023	$21,407	$25,105	$24,504	$22,452
2/28/2023	$20,780	$24,807	$24,215	$21,904
3/31/2023	$22,043	$26,502	$25,728	$22,708
4/30/2023	$21,679	$26,764	$25,950	$23,063
5/31/2023	$22,840	$27,984	$27,066	$23,163
6/30/2023	$24,475	$29,897	$28,937	$24,693
7/31/2023	$25,382	$30,904	$29,932	$25,487
8/31/2023	$25,035	$30,627	$29,596	$25,081
9/30/2023	$23,297	$28,961	$27,969	$23,885
10/31/2023	$22,535	$28,549	$27,484	$23,383
11/30/2023	$25,611	$31,661	$30,458	$25,518
12/31/2023	$26,586	$33,063	$31,911	$26,678
1/31/2024	$28,103	$33,888	$32,617	$27,126
2/29/2024	$30,687	$36,200	$34,862	$28,574
3/31/2024	$31,255	$36,837	$35,493	$29,494
4/30/2024	$29,408	$35,275	$33,929	$28,289
5/31/2024	$30,933	$37,386	$35,950	$29,692
6/30/2024	$32,967	$39,907	$38,260	$30,757
7/31/2024	$31,433	$39,229	$37,775	$31,132
8/31/2024	$32,611	$40,046	$38,504	$31,887
9/30/2024	$33,823	$41,180	$39,568	$32,568
10/31/2024	$34,662	$41,044	$39,419	$32,272
11/30/2024	$38,823	$43,706	$42,080	$34,167
12/31/2024	$38,306	$44,092	$42,268	$33,352
1/31/2025	$40,095	$44,964	$43,126	$34,281
2/28/2025	$37,323	$43,349	$41,516	$33,834
3/31/2025	$33,043	$39,683	$38,020	$31,928
4/30/2025	$34,569	$40,359	$38,630	$31,711
5/31/2025	$38,179	$43,970	$42,045	$33,707
6/30/2025	$41,493	$46,818	$44,759	$35,421
7/31/2025	$42,976	$48,586	$46,409	$36,216
8/31/2025	$43,857	$49,129	$47,020	$36,950
9/30/2025	$45,968	$51,733	$49,489	$38,299
10/31/2025	$47,349	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	36.60%	13.18%	16.82%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LGLQX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-3339-R2

12/25

Class R3

LGLRX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.14%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 36.74%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,011	$10,028	$10,053	$10,030
12/31/2015	$9,931	$9,881	$9,880	$9,872
1/31/2016	$9,291	$9,329	$9,290	$9,382
2/29/2016	$9,056	$9,325	$9,282	$9,369
3/31/2016	$9,536	$9,954	$9,914	$10,005
4/30/2016	$9,433	$9,863	$9,836	$10,043
5/31/2016	$9,655	$10,055	$10,033	$10,224
6/30/2016	$9,593	$10,015	$9,993	$10,250
7/31/2016	$10,064	$10,488	$10,478	$10,628
8/31/2016	$10,019	$10,436	$10,438	$10,643
9/30/2016	$10,166	$10,474	$10,485	$10,645
10/31/2016	$9,877	$10,228	$10,208	$10,451
11/30/2016	$9,997	$10,451	$10,480	$10,838
12/31/2016	$9,962	$10,580	$10,611	$11,052
1/31/2017	$10,330	$10,937	$10,954	$11,262
2/28/2017	$10,645	$11,391	$11,395	$11,709
3/31/2017	$10,752	$11,523	$11,527	$11,723
4/30/2017	$10,996	$11,786	$11,787	$11,843
5/31/2017	$11,489	$12,093	$12,063	$12,010
6/30/2017	$11,404	$12,061	$12,063	$12,085
7/31/2017	$11,800	$12,381	$12,367	$12,333
8/31/2017	$12,004	$12,608	$12,575	$12,371
9/30/2017	$12,137	$12,772	$12,778	$12,626
10/31/2017	$12,732	$13,267	$13,250	$12,921
11/30/2017	$13,036	$13,670	$13,651	$13,317
12/31/2017	$13,041	$13,777	$13,750	$13,465
1/31/2018	$14,039	$14,752	$14,690	$14,236
2/28/2018	$13,902	$14,366	$14,302	$13,711
3/31/2018	$13,628	$13,972	$13,954	$13,363
4/30/2018	$13,703	$14,020	$14,000	$13,414
5/31/2018	$14,546	$14,635	$14,635	$13,737
6/30/2018	$14,565	$14,776	$14,774	$13,822
7/31/2018	$14,626	$15,210	$15,193	$14,336
8/31/2018	$15,933	$16,041	$16,033	$14,803
9/30/2018	$16,155	$16,131	$16,086	$14,887
10/31/2018	$13,930	$14,688	$14,601	$13,870
11/30/2018	$14,033	$14,844	$14,762	$14,153
12/31/2018	$12,887	$13,568	$13,459	$12,875
1/31/2019	$14,216	$14,788	$14,694	$13,906
2/28/2019	$15,174	$15,317	$15,251	$14,353
3/31/2019	$15,545	$15,753	$15,636	$14,632
4/30/2019	$16,098	$16,464	$16,326	$15,224
5/31/2019	$15,465	$15,424	$15,282	$14,257
6/30/2019	$16,520	$16,484	$16,340	$15,262
7/31/2019	$17,023	$16,856	$16,695	$15,481
8/31/2019	$16,829	$16,727	$16,528	$15,236
9/30/2019	$15,522	$16,729	$16,521	$15,521
10/31/2019	$16,024	$17,200	$16,987	$15,857
11/30/2019	$16,962	$17,963	$17,756	$16,432
12/31/2019	$17,316	$18,505	$18,283	$16,928
1/31/2020	$17,998	$18,919	$18,652	$16,922
2/29/2020	$17,235	$17,631	$17,377	$15,529
3/31/2020	$15,610	$15,896	$15,568	$13,611
4/30/2020	$18,079	$18,248	$17,872	$15,356
5/31/2020	$20,139	$19,474	$19,100	$16,087
6/30/2020	$21,863	$20,322	$19,926	$16,407
7/31/2020	$23,756	$21,885	$21,410	$17,332
8/31/2020	$26,107	$24,143	$23,566	$18,578
9/30/2020	$25,971	$23,007	$22,488	$17,872
10/31/2020	$25,629	$22,226	$21,777	$17,397
11/30/2020	$28,698	$24,502	$24,101	$19,301
12/31/2020	$30,574	$25,629	$25,279	$20,043
1/31/2021	$30,594	$25,439	$25,183	$19,841
2/28/2021	$30,952	$25,433	$25,235	$20,388
3/31/2021	$29,379	$25,870	$25,580	$21,281
4/30/2021	$30,972	$27,630	$27,240	$22,416
5/31/2021	$29,660	$27,248	$26,836	$22,573
6/30/2021	$31,267	$28,958	$28,491	$23,100
7/31/2021	$32,380	$29,912	$29,296	$23,649
8/31/2021	$33,521	$31,030	$30,355	$24,368
9/30/2021	$31,707	$29,293	$28,689	$23,234
10/31/2021	$35,224	$31,830	$31,100	$24,862
11/30/2021	$34,938	$32,024	$31,185	$24,690
12/31/2021	$33,146	$32,701	$31,813	$25,797
1/31/2022	$28,990	$29,895	$28,993	$24,462
2/28/2022	$28,060	$28,625	$27,837	$23,729
3/31/2022	$28,793	$29,745	$28,870	$24,610
4/30/2022	$24,817	$26,153	$25,380	$22,464
5/31/2022	$23,818	$25,545	$24,796	$22,505
6/30/2022	$22,026	$23,521	$22,857	$20,648
7/31/2022	$24,339	$26,344	$25,590	$22,552
8/31/2022	$23,417	$25,117	$24,453	$21,632
9/30/2022	$21,241	$22,675	$22,087	$19,640
10/31/2022	$21,770	$24,001	$23,427	$21,230
11/30/2022	$22,094	$25,094	$24,451	$22,416
12/31/2022	$20,217	$23,173	$22,598	$21,125
1/31/2023	$21,574	$25,105	$24,504	$22,452
2/28/2023	$20,942	$24,807	$24,215	$21,904
3/31/2023	$22,205	$26,502	$25,728	$22,708
4/30/2023	$21,847	$26,764	$25,950	$23,063
5/31/2023	$23,016	$27,984	$27,066	$23,163
6/30/2023	$24,672	$29,897	$28,937	$24,693
7/31/2023	$25,585	$30,904	$29,932	$25,487
8/31/2023	$25,235	$30,627	$29,596	$25,081
9/30/2023	$23,485	$28,961	$27,969	$23,885
10/31/2023	$22,717	$28,549	$27,484	$23,383
11/30/2023	$25,824	$31,661	$30,458	$25,518
12/31/2023	$26,805	$33,063	$31,911	$26,678
1/31/2024	$28,341	$33,888	$32,617	$27,126
2/29/2024	$30,944	$36,200	$34,862	$28,574
3/31/2024	$31,524	$36,837	$35,493	$29,494
4/30/2024	$29,664	$35,275	$33,929	$28,289
5/31/2024	$31,209	$37,386	$35,950	$29,692
6/30/2024	$33,265	$39,907	$38,260	$30,757
7/31/2024	$31,721	$39,229	$37,775	$31,132
8/31/2024	$32,907	$40,046	$38,504	$31,887
9/30/2024	$34,127	$41,180	$39,568	$32,568
10/31/2024	$34,981	$41,044	$39,419	$32,272
11/30/2024	$39,179	$43,706	$42,080	$34,167
12/31/2024	$38,667	$44,092	$42,268	$33,352
1/31/2025	$40,476	$44,964	$43,126	$34,281
2/28/2025	$37,677	$43,349	$41,516	$33,834
3/31/2025	$33,359	$39,683	$38,020	$31,928
4/30/2025	$34,904	$40,359	$38,630	$31,711
5/31/2025	$38,556	$43,970	$42,045	$33,707
6/30/2025	$41,910	$46,818	$44,759	$35,421
7/31/2025	$43,404	$48,586	$46,409	$36,216
8/31/2025	$44,300	$49,129	$47,020	$36,950
9/30/2025	$46,433	$51,733	$49,489	$38,299
10/31/2025	$47,833	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	36.74%	13.29%	16.94%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LGLRX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-3340-R3

12/25

Class R4

LGLSX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.06%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,011	$10,028	$10,053	$10,030
12/31/2015	$9,931	$9,881	$9,880	$9,872
1/31/2016	$9,291	$9,329	$9,290	$9,382
2/29/2016	$9,057	$9,325	$9,282	$9,369
3/31/2016	$9,542	$9,954	$9,914	$10,005
4/30/2016	$9,445	$9,863	$9,836	$10,043
5/31/2016	$9,666	$10,055	$10,033	$10,224
6/30/2016	$9,609	$10,015	$9,993	$10,250
7/31/2016	$10,077	$10,488	$10,478	$10,628
8/31/2016	$10,037	$10,436	$10,438	$10,643
9/30/2016	$10,187	$10,474	$10,485	$10,645
10/31/2016	$9,900	$10,228	$10,208	$10,451
11/30/2016	$10,024	$10,451	$10,480	$10,838
12/31/2016	$9,988	$10,580	$10,611	$11,052
1/31/2017	$10,359	$10,937	$10,954	$11,262
2/28/2017	$10,677	$11,391	$11,395	$11,709
3/31/2017	$10,788	$11,523	$11,527	$11,723
4/30/2017	$11,035	$11,786	$11,787	$11,843
5/31/2017	$11,534	$12,093	$12,063	$12,010
6/30/2017	$11,450	$12,061	$12,063	$12,085
7/31/2017	$11,847	$12,381	$12,367	$12,333
8/31/2017	$12,059	$12,608	$12,575	$12,371
9/30/2017	$12,196	$12,772	$12,778	$12,626
10/31/2017	$12,792	$13,267	$13,250	$12,921
11/30/2017	$13,099	$13,670	$13,651	$13,317
12/31/2017	$13,108	$13,777	$13,750	$13,465
1/31/2018	$14,120	$14,752	$14,690	$14,236
2/28/2018	$13,979	$14,366	$14,302	$13,711
3/31/2018	$13,706	$13,972	$13,954	$13,363
4/30/2018	$13,786	$14,020	$14,000	$13,414
5/31/2018	$14,638	$14,635	$14,635	$13,737
6/30/2018	$14,656	$14,776	$14,774	$13,822
7/31/2018	$14,722	$15,210	$15,193	$14,336
8/31/2018	$16,040	$16,041	$16,033	$14,803
9/30/2018	$16,270	$16,131	$16,086	$14,887
10/31/2018	$14,031	$14,688	$14,601	$13,870
11/30/2018	$14,143	$14,844	$14,762	$14,153
12/31/2018	$12,984	$13,568	$13,459	$12,875
1/31/2019	$14,330	$14,788	$14,694	$13,906
2/28/2019	$15,297	$15,317	$15,251	$14,353
3/31/2019	$15,676	$15,753	$15,636	$14,632
4/30/2019	$16,235	$16,464	$16,326	$15,224
5/31/2019	$15,602	$15,424	$15,282	$14,257
6/30/2019	$16,665	$16,484	$16,340	$15,262
7/31/2019	$17,180	$16,856	$16,695	$15,481
8/31/2019	$16,987	$16,727	$16,528	$15,236
9/30/2019	$15,676	$16,729	$16,521	$15,521
10/31/2019	$16,184	$17,200	$16,987	$15,857
11/30/2019	$17,131	$17,963	$17,756	$16,432
12/31/2019	$17,493	$18,505	$18,283	$16,928
1/31/2020	$18,187	$18,919	$18,652	$16,922
2/29/2020	$17,420	$17,631	$17,377	$15,529
3/31/2020	$15,780	$15,896	$15,568	$13,611
4/30/2020	$18,279	$18,248	$17,872	$15,356
5/31/2020	$20,367	$19,474	$19,100	$16,087
6/30/2020	$22,117	$20,322	$19,926	$16,407
7/31/2020	$24,039	$21,885	$21,410	$17,332
8/31/2020	$26,421	$24,143	$23,566	$18,578
9/30/2020	$26,286	$23,007	$22,488	$17,872
10/31/2020	$25,948	$22,226	$21,777	$17,397
11/30/2020	$29,060	$24,502	$24,101	$19,301
12/31/2020	$30,972	$25,629	$25,279	$20,043
1/31/2021	$31,000	$25,439	$25,183	$19,841
2/28/2021	$31,366	$25,433	$25,235	$20,388
3/31/2021	$29,772	$25,870	$25,580	$21,281
4/30/2021	$31,400	$27,630	$27,240	$22,416
5/31/2021	$30,077	$27,248	$26,836	$22,573
6/30/2021	$31,705	$28,958	$28,491	$23,100
7/31/2021	$32,851	$29,912	$29,296	$23,649
8/31/2021	$34,011	$31,030	$30,355	$24,368
9/30/2021	$32,173	$29,293	$28,689	$23,234
10/31/2021	$35,754	$31,830	$31,100	$24,862
11/30/2021	$35,463	$32,024	$31,185	$24,690
12/31/2021	$33,655	$32,701	$31,813	$25,797
1/31/2022	$29,445	$29,895	$28,993	$24,462
2/28/2022	$28,508	$28,625	$27,837	$23,729
3/31/2022	$29,252	$29,745	$28,870	$24,610
4/30/2022	$25,218	$26,153	$25,380	$22,464
5/31/2022	$24,205	$25,545	$24,796	$22,505
6/30/2022	$22,398	$23,521	$22,857	$20,648
7/31/2022	$24,750	$26,344	$25,590	$22,552
8/31/2022	$23,820	$25,117	$24,453	$21,632
9/30/2022	$21,611	$22,675	$22,087	$19,640
10/31/2022	$22,147	$24,001	$23,427	$21,230
11/30/2022	$22,481	$25,094	$24,451	$22,416
12/31/2022	$20,573	$23,173	$22,598	$21,125
1/31/2023	$21,962	$25,105	$24,504	$22,452
2/28/2023	$21,326	$24,807	$24,215	$21,904
3/31/2023	$22,624	$26,502	$25,728	$22,708
4/30/2023	$22,255	$26,764	$25,950	$23,063
5/31/2023	$23,452	$27,984	$27,066	$23,163
6/30/2023	$25,143	$29,897	$28,937	$24,693
7/31/2023	$26,080	$30,904	$29,932	$25,487
8/31/2023	$25,729	$30,627	$29,596	$25,081
9/30/2023	$23,954	$28,961	$27,969	$23,885
10/31/2023	$23,176	$28,549	$27,484	$23,383
11/30/2023	$26,348	$31,661	$30,458	$25,518
12/31/2023	$27,353	$33,063	$31,911	$26,678
1/31/2024	$28,926	$33,888	$32,617	$27,126
2/29/2024	$31,596	$36,200	$34,862	$28,574
3/31/2024	$32,190	$36,837	$35,493	$29,494
4/30/2024	$30,299	$35,275	$33,929	$28,289
5/31/2024	$31,881	$37,386	$35,950	$29,692
6/30/2024	$33,990	$39,907	$38,260	$30,757
7/31/2024	$32,416	$39,229	$37,775	$31,132
8/31/2024	$33,638	$40,046	$38,504	$31,887
9/30/2024	$34,894	$41,180	$39,568	$32,568
10/31/2024	$35,773	$41,044	$39,419	$32,272
11/30/2024	$40,083	$43,706	$42,080	$34,167
12/31/2024	$39,556	$44,092	$42,268	$33,352
1/31/2025	$41,422	$44,964	$43,126	$34,281
2/28/2025	$38,568	$43,349	$41,516	$33,834
3/31/2025	$34,157	$39,683	$38,020	$31,928
4/30/2025	$35,739	$40,359	$38,630	$31,711
5/31/2025	$39,489	$43,970	$42,045	$33,707
6/30/2025	$42,929	$46,818	$44,759	$35,421
7/31/2025	$44,469	$48,586	$46,409	$36,216
8/31/2025	$45,389	$49,129	$47,020	$36,950
9/30/2025	$47,591	$51,733	$49,489	$38,299
10/31/2025	$49,030	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	37.06%	13.57%	17.23%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LGLSX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8727-R4

12/25

Class R5

LGLUX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.41%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,936	$9,881	$9,880	$9,872
1/31/2016	$9,297	$9,329	$9,290	$9,382
2/29/2016	$9,070	$9,325	$9,282	$9,369
3/31/2016	$9,555	$9,954	$9,914	$10,005
4/30/2016	$9,459	$9,863	$9,836	$10,043
5/31/2016	$9,682	$10,055	$10,033	$10,224
6/30/2016	$9,625	$10,015	$9,993	$10,250
7/31/2016	$10,102	$10,488	$10,478	$10,628
8/31/2016	$10,063	$10,436	$10,438	$10,643
9/30/2016	$10,216	$10,474	$10,485	$10,645
10/31/2016	$9,932	$10,228	$10,208	$10,451
11/30/2016	$10,054	$10,451	$10,480	$10,838
12/31/2016	$10,024	$10,580	$10,611	$11,052
1/31/2017	$10,400	$10,937	$10,954	$11,262
2/28/2017	$10,719	$11,391	$11,395	$11,709
3/31/2017	$10,833	$11,523	$11,527	$11,723
4/30/2017	$11,082	$11,786	$11,787	$11,843
5/31/2017	$11,586	$12,093	$12,063	$12,010
6/30/2017	$11,507	$12,061	$12,063	$12,085
7/31/2017	$11,909	$12,381	$12,367	$12,333
8/31/2017	$12,124	$12,608	$12,575	$12,371
9/30/2017	$12,264	$12,772	$12,778	$12,626
10/31/2017	$12,867	$13,267	$13,250	$12,921
11/30/2017	$13,180	$13,670	$13,651	$13,317
12/31/2017	$13,190	$13,777	$13,750	$13,465
1/31/2018	$14,209	$14,752	$14,690	$14,236
2/28/2018	$14,070	$14,366	$14,302	$13,711
3/31/2018	$13,800	$13,972	$13,954	$13,363
4/30/2018	$13,883	$14,020	$14,000	$13,414
5/31/2018	$14,740	$14,635	$14,635	$13,737
6/30/2018	$14,764	$14,776	$14,774	$13,822
7/31/2018	$14,834	$15,210	$15,193	$14,336
8/31/2018	$16,166	$16,041	$16,033	$14,803
9/30/2018	$16,398	$16,131	$16,086	$14,887
10/31/2018	$14,149	$14,688	$14,601	$13,870
11/30/2018	$14,261	$14,844	$14,762	$14,153
12/31/2018	$13,095	$13,568	$13,459	$12,875
1/31/2019	$14,456	$14,788	$14,694	$13,906
2/28/2019	$15,438	$15,317	$15,251	$14,353
3/31/2019	$15,822	$15,753	$15,636	$14,632
4/30/2019	$16,386	$16,464	$16,326	$15,224
5/31/2019	$15,750	$15,424	$15,282	$14,257
6/30/2019	$16,832	$16,484	$16,340	$15,262
7/31/2019	$17,356	$16,856	$16,695	$15,481
8/31/2019	$17,167	$16,727	$16,528	$15,236
9/30/2019	$15,839	$16,729	$16,521	$15,521
10/31/2019	$16,358	$17,200	$16,987	$15,857
11/30/2019	$17,320	$17,963	$17,756	$16,432
12/31/2019	$17,688	$18,505	$18,283	$16,928
1/31/2020	$18,395	$18,919	$18,652	$16,922
2/29/2020	$17,622	$17,631	$17,377	$15,529
3/31/2020	$15,966	$15,896	$15,568	$13,611
4/30/2020	$18,498	$18,248	$17,872	$15,356
5/31/2020	$20,619	$19,474	$19,100	$16,087
6/30/2020	$22,390	$20,322	$19,926	$16,407
7/31/2020	$24,342	$21,885	$21,410	$17,332
8/31/2020	$26,759	$24,143	$23,566	$18,578
9/30/2020	$26,632	$23,007	$22,488	$17,872
10/31/2020	$26,294	$22,226	$21,777	$17,397
11/30/2020	$29,452	$24,502	$24,101	$19,301
12/31/2020	$31,395	$25,629	$25,279	$20,043
1/31/2021	$31,429	$25,439	$25,183	$19,841
2/28/2021	$31,808	$25,433	$25,235	$20,388
3/31/2021	$30,198	$25,870	$25,580	$21,281
4/30/2021	$31,855	$27,630	$27,240	$22,416
5/31/2021	$30,517	$27,248	$26,836	$22,573
6/30/2021	$32,181	$28,958	$28,491	$23,100
7/31/2021	$33,345	$29,912	$29,296	$23,649
8/31/2021	$34,536	$31,030	$30,355	$24,368
9/30/2021	$32,673	$29,293	$28,689	$23,234
10/31/2021	$36,320	$31,830	$31,100	$24,862
11/30/2021	$36,029	$32,024	$31,185	$24,690
12/31/2021	$34,203	$32,701	$31,813	$25,797
1/31/2022	$29,934	$29,895	$28,993	$24,462
2/28/2022	$28,981	$28,625	$27,837	$23,729
3/31/2022	$29,747	$29,745	$28,870	$24,610
4/30/2022	$25,649	$26,153	$25,380	$22,464
5/31/2022	$24,630	$25,545	$24,796	$22,505
6/30/2022	$22,789	$23,521	$22,857	$20,648
7/31/2022	$25,192	$26,344	$25,590	$22,552
8/31/2022	$24,247	$25,117	$24,453	$21,632
9/30/2022	$21,998	$22,675	$22,087	$19,640
10/31/2022	$22,552	$24,001	$23,427	$21,230
11/30/2022	$22,903	$25,094	$24,451	$22,416
12/31/2022	$20,964	$23,173	$22,598	$21,125
1/31/2023	$22,381	$25,105	$24,504	$22,452
2/28/2023	$21,730	$24,807	$24,215	$21,904
3/31/2023	$23,058	$26,502	$25,728	$22,708
4/30/2023	$22,691	$26,764	$25,950	$23,063
5/31/2023	$23,913	$27,984	$27,066	$23,163
6/30/2023	$25,649	$29,897	$28,937	$24,693
7/31/2023	$26,610	$30,904	$29,932	$25,487
8/31/2023	$26,251	$30,627	$29,596	$25,081
9/30/2023	$24,451	$28,961	$27,969	$23,885
10/31/2023	$23,652	$28,549	$27,484	$23,383
11/30/2023	$26,903	$31,661	$30,458	$25,518
12/31/2023	$27,938	$33,063	$31,911	$26,678
1/31/2024	$29,551	$33,888	$32,617	$27,126
2/29/2024	$32,281	$36,200	$34,862	$28,574
3/31/2024	$32,900	$36,837	$35,493	$29,494
4/30/2024	$30,969	$35,275	$33,929	$28,289
5/31/2024	$32,598	$37,386	$35,950	$29,692
6/30/2024	$34,758	$39,907	$38,260	$30,757
7/31/2024	$33,152	$39,229	$37,775	$31,132
8/31/2024	$34,407	$40,046	$38,504	$31,887
9/30/2024	$35,703	$41,180	$39,568	$32,568
10/31/2024	$36,615	$41,044	$39,419	$32,272
11/30/2024	$41,023	$43,706	$42,080	$34,167
12/31/2024	$40,502	$44,092	$42,268	$33,352
1/31/2025	$42,416	$44,964	$43,126	$34,281
2/28/2025	$39,499	$43,349	$41,516	$33,834
3/31/2025	$34,986	$39,683	$38,020	$31,928
4/30/2025	$36,623	$40,359	$38,630	$31,711
5/31/2025	$40,469	$43,970	$42,045	$33,707
6/30/2025	$44,005	$46,818	$44,759	$35,421
7/31/2025	$45,602	$48,586	$46,409	$36,216
8/31/2025	$46,555	$49,129	$47,020	$36,950
9/30/2025	$48,820	$51,733	$49,489	$38,299
10/31/2025	$50,311	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	37.41%	13.86%	17.53%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LGLUX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8759-R5

12/25

Class R6

LGLVX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 37.52%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 30.70% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to AppLovin Corporation. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Insmed, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an underweight allocation to Tesla, Inc. Although security selection within the Financials sector was a net contributor to relative performance over the period, an overweight allocation to Affirm Holdings, Inc. detracted from performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,015	$10,028	$10,053	$10,030
12/31/2015	$9,940	$9,881	$9,880	$9,872
1/31/2016	$9,302	$9,329	$9,290	$9,382
2/29/2016	$9,070	$9,325	$9,282	$9,369
3/31/2016	$9,556	$9,954	$9,914	$10,005
4/30/2016	$9,459	$9,863	$9,836	$10,043
5/31/2016	$9,687	$10,055	$10,033	$10,224
6/30/2016	$9,630	$10,015	$9,993	$10,250
7/31/2016	$10,107	$10,488	$10,478	$10,628
8/31/2016	$10,067	$10,436	$10,438	$10,643
9/30/2016	$10,220	$10,474	$10,485	$10,645
10/31/2016	$9,936	$10,228	$10,208	$10,451
11/30/2016	$10,063	$10,451	$10,480	$10,838
12/31/2016	$10,032	$10,580	$10,611	$11,052
1/31/2017	$10,408	$10,937	$10,954	$11,262
2/28/2017	$10,728	$11,391	$11,395	$11,709
3/31/2017	$10,841	$11,523	$11,527	$11,723
4/30/2017	$11,091	$11,786	$11,787	$11,843
5/31/2017	$11,594	$12,093	$12,063	$12,010
6/30/2017	$11,515	$12,061	$12,063	$12,085
7/31/2017	$11,922	$12,381	$12,367	$12,333
8/31/2017	$12,136	$12,608	$12,575	$12,371
9/30/2017	$12,276	$12,772	$12,778	$12,626
10/31/2017	$12,884	$13,267	$13,250	$12,921
11/30/2017	$13,196	$13,670	$13,651	$13,317
12/31/2017	$13,206	$13,777	$13,750	$13,465
1/31/2018	$14,230	$14,752	$14,690	$14,236
2/28/2018	$14,095	$14,366	$14,302	$13,711
3/31/2018	$13,820	$13,972	$13,954	$13,363
4/30/2018	$13,904	$14,020	$14,000	$13,414
5/31/2018	$14,765	$14,635	$14,635	$13,737
6/30/2018	$14,788	$14,776	$14,774	$13,822
7/31/2018	$14,858	$15,210	$15,193	$14,336
8/31/2018	$16,194	$16,041	$16,033	$14,803
9/30/2018	$16,427	$16,131	$16,086	$14,887
10/31/2018	$14,174	$14,688	$14,601	$13,870
11/30/2018	$14,285	$14,844	$14,762	$14,153
12/31/2018	$13,121	$13,568	$13,459	$12,875
1/31/2019	$14,486	$14,788	$14,694	$13,906
2/28/2019	$15,466	$15,317	$15,251	$14,353
3/31/2019	$15,856	$15,753	$15,636	$14,632
4/30/2019	$16,425	$16,464	$16,326	$15,224
5/31/2019	$15,789	$15,424	$15,282	$14,257
6/30/2019	$16,870	$16,484	$16,340	$15,262
7/31/2019	$17,394	$16,856	$16,695	$15,481
8/31/2019	$17,205	$16,727	$16,528	$15,236
9/30/2019	$15,879	$16,729	$16,521	$15,521
10/31/2019	$16,397	$17,200	$16,987	$15,857
11/30/2019	$17,363	$17,963	$17,756	$16,432
12/31/2019	$17,737	$18,505	$18,283	$16,928
1/31/2020	$18,443	$18,919	$18,652	$16,922
2/29/2020	$17,671	$17,631	$17,377	$15,529
3/31/2020	$16,011	$15,896	$15,568	$13,611
4/30/2020	$18,546	$18,248	$17,872	$15,356
5/31/2020	$20,676	$19,474	$19,100	$16,087
6/30/2020	$22,456	$20,322	$19,926	$16,407
7/31/2020	$24,412	$21,885	$21,410	$17,332
8/31/2020	$26,838	$24,143	$23,566	$18,578
9/30/2020	$26,711	$23,007	$22,488	$17,872
10/31/2020	$26,373	$22,226	$21,777	$17,397
11/30/2020	$29,546	$24,502	$24,101	$19,301
12/31/2020	$31,492	$25,629	$25,279	$20,043
1/31/2021	$31,526	$25,439	$25,183	$19,841
2/28/2021	$31,904	$25,433	$25,235	$20,388
3/31/2021	$30,297	$25,870	$25,580	$21,281
4/30/2021	$31,957	$27,630	$27,240	$22,416
5/31/2021	$30,622	$27,248	$26,836	$22,573
6/30/2021	$32,290	$28,958	$28,491	$23,100
7/31/2021	$33,465	$29,912	$29,296	$23,649
8/31/2021	$34,654	$31,030	$30,355	$24,368
9/30/2021	$32,794	$29,293	$28,689	$23,234
10/31/2021	$36,454	$31,830	$31,100	$24,862
11/30/2021	$36,164	$32,024	$31,185	$24,690
12/31/2021	$34,328	$32,701	$31,813	$25,797
1/31/2022	$30,047	$29,895	$28,993	$24,462
2/28/2022	$29,089	$28,625	$27,837	$23,729
3/31/2022	$29,861	$29,745	$28,870	$24,610
4/30/2022	$25,758	$26,153	$25,380	$22,464
5/31/2022	$24,727	$25,545	$24,796	$22,505
6/30/2022	$22,883	$23,521	$22,857	$20,648
7/31/2022	$25,295	$26,344	$25,590	$22,552
8/31/2022	$24,353	$25,117	$24,453	$21,632
9/30/2022	$22,095	$22,675	$22,087	$19,640
10/31/2022	$22,655	$24,001	$23,427	$21,230
11/30/2022	$23,005	$25,094	$24,451	$22,416
12/31/2022	$21,055	$23,173	$22,598	$21,125
1/31/2023	$22,485	$25,105	$24,504	$22,452
2/28/2023	$21,835	$24,807	$24,215	$21,904
3/31/2023	$23,167	$26,502	$25,728	$22,708
4/30/2023	$22,802	$26,764	$25,950	$23,063
5/31/2023	$24,036	$27,984	$27,066	$23,163
6/30/2023	$25,775	$29,897	$28,937	$24,693
7/31/2023	$26,741	$30,904	$29,932	$25,487
8/31/2023	$26,384	$30,627	$29,596	$25,081
9/30/2023	$24,572	$28,961	$27,969	$23,885
10/31/2023	$23,776	$28,549	$27,484	$23,383
11/30/2023	$27,042	$31,661	$30,458	$25,518
12/31/2023	$28,082	$33,063	$31,911	$26,678
1/31/2024	$29,706	$33,888	$32,617	$27,126
2/29/2024	$32,444	$36,200	$34,862	$28,574
3/31/2024	$33,069	$36,837	$35,493	$29,494
4/30/2024	$31,136	$35,275	$33,929	$28,289
5/31/2024	$32,769	$37,386	$35,950	$29,692
6/30/2024	$34,946	$39,907	$38,260	$30,757
7/31/2024	$33,337	$39,229	$37,775	$31,132
8/31/2024	$34,605	$40,046	$38,504	$31,887
9/30/2024	$35,912	$41,180	$39,568	$32,568
10/31/2024	$36,822	$41,044	$39,419	$32,272
11/30/2024	$41,265	$43,706	$42,080	$34,167
12/31/2024	$40,737	$44,092	$42,268	$33,352
1/31/2025	$42,671	$44,964	$43,126	$34,281
2/28/2025	$39,738	$43,349	$41,516	$33,834
3/31/2025	$35,198	$39,683	$38,020	$31,928
4/30/2025	$36,847	$40,359	$38,630	$31,711
5/31/2025	$40,721	$43,970	$42,045	$33,707
6/30/2025	$44,279	$46,818	$44,759	$35,421
7/31/2025	$45,888	$48,586	$46,409	$36,216
8/31/2025	$46,854	$49,129	$47,020	$36,950
9/30/2025	$49,137	$51,733	$49,489	$38,299
10/31/2025	$50,640	$53,644	$51,308	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	37.52%	13.94%	17.61%
Russell 1000 Growth Index	30.70%	19.27%	18.29%
Russell 3000 Growth Index	30.16%	18.70%	17.77%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,334,984,395
# of Portfolio Holdings	50
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$36,989,631

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	14.21%
Consumer Discretionary	14.36%
Financials	5.39%
Health Care	6.51%
Industrials	10.94%
Information Technology	46.65%
Repurchase Agreements	1.94%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGLVX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8791-R6

12/25

Class A

LHCAX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.61%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$9,422	$10,000	$10,000	$10,000
8/31/2019	$9,196	$9,994	$9,998	$9,763
9/30/2019	$8,756	$9,974	$9,981	$9,968
10/31/2019	$9,095	$10,491	$10,501	$10,241
11/30/2019	$9,868	$10,959	$10,974	$10,491
12/31/2019	$10,170	$11,343	$11,361	$10,860
1/31/2020	$10,006	$11,182	$11,203	$10,741
2/29/2020	$9,573	$10,436	$10,459	$9,873
3/31/2020	$9,014	$10,050	$10,086	$8,540
4/30/2020	$10,107	$11,219	$11,264	$9,455
5/31/2020	$10,911	$11,677	$11,730	$9,866
6/30/2020	$10,948	$11,591	$11,647	$10,181
7/31/2020	$11,420	$12,084	$12,146	$10,720
8/31/2020	$11,878	$12,323	$12,390	$11,376
9/30/2020	$12,230	$12,130	$12,200	$11,009
10/31/2020	$12,104	$11,565	$11,634	$10,741
11/30/2020	$13,130	$12,591	$12,669	$12,065
12/31/2020	$13,945	$13,029	$13,115	$12,626
1/31/2021	$14,328	$13,165	$13,255	$12,568
2/28/2021	$14,243	$12,796	$12,886	$12,859
3/31/2021	$13,704	$13,086	$13,195	$13,203
4/30/2021	$14,377	$13,609	$13,725	$13,780
5/31/2021	$13,924	$13,911	$14,038	$13,995
6/30/2021	$14,682	$14,313	$14,447	$14,179
7/31/2021	$14,944	$14,736	$14,878	$14,277
8/31/2021	$15,547	$15,119	$15,268	$14,634
9/30/2021	$14,739	$14,346	$14,492	$14,030
10/31/2021	$15,561	$14,869	$15,023	$14,746
11/30/2021	$14,301	$14,342	$14,494	$14,390
12/31/2021	$15,094	$15,310	$15,477	$14,966
1/31/2022	$13,240	$14,147	$14,306	$14,231
2/28/2022	$13,347	$14,082	$14,244	$13,863
3/31/2022	$13,927	$14,729	$14,915	$14,164
4/30/2022	$12,843	$14,029	$14,208	$13,030
5/31/2022	$12,675	$14,079	$14,268	$13,046
6/30/2022	$12,568	$13,660	$13,849	$11,946
7/31/2022	$13,232	$14,096	$14,296	$12,780
8/31/2022	$12,874	$13,264	$13,454	$12,309
9/30/2022	$12,217	$12,700	$12,887	$11,131
10/31/2022	$13,026	$13,738	$13,943	$11,803
11/30/2022	$13,545	$14,529	$14,751	$12,718
12/31/2022	$13,278	$14,369	$14,593	$12,218
1/31/2023	$13,400	$14,306	$14,534	$13,094
2/28/2023	$12,980	$13,695	$13,916	$12,718
3/31/2023	$13,110	$14,123	$14,368	$13,110
4/30/2023	$13,881	$14,615	$14,872	$13,299
5/31/2023	$13,606	$14,015	$14,272	$13,156
6/30/2023	$13,873	$14,440	$14,709	$13,920
7/31/2023	$13,736	$14,652	$14,930	$14,430
8/31/2023	$13,408	$14,512	$14,791	$14,027
9/30/2023	$12,553	$14,052	$14,327	$13,446
10/31/2023	$11,752	$13,497	$13,765	$13,042
11/30/2023	$12,576	$14,271	$14,560	$14,246
12/31/2023	$13,667	$14,883	$15,189	$14,930
1/31/2024	$13,858	$15,227	$15,545	$15,018
2/29/2024	$14,507	$15,586	$15,915	$15,662
3/31/2024	$14,835	$15,933	$16,287	$16,154
4/30/2024	$14,056	$15,314	$15,659	$15,621
5/31/2024	$14,484	$15,684	$16,046	$16,255
6/30/2024	$14,919	$15,985	$16,359	$16,617
7/31/2024	$15,003	$16,533	$16,925	$16,886
8/31/2024	$15,850	$17,443	$17,861	$17,314
9/30/2024	$15,422	$16,979	$17,392	$17,716
10/31/2024	$15,102	$16,147	$16,543	$17,319
11/30/2024	$15,805	$15,986	$16,383	$17,967
12/31/2024	$14,664	$15,042	$15,422	$17,541
1/31/2025	$15,391	$15,967	$16,376	$18,130
2/28/2025	$14,947	$16,144	$16,560	$18,021
3/31/2025	$13,922	$15,787	$16,214	$17,309
4/30/2025	$14,067	$15,515	$15,939	$17,471
5/31/2025	$13,608	$14,974	$15,393	$18,475
6/30/2025	$14,159	$15,205	$15,636	$19,304
7/31/2025	$13,838	$14,828	$15,254	$19,566
8/31/2025	$14,947	$15,547	$16,000	$20,049
9/30/2025	$15,299	$15,705	$16,168	$20,776
10/31/2025	$16,402	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	8.61%	6.26%	9.27%
Class A with sales charge	2.35%	5.01%	8.24%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LHCAX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9126-A

12/25

Class C

LHCCX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 7.86%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,753	$9,994	$9,998	$9,763
9/30/2019	$9,280	$9,974	$9,981	$9,968
10/31/2019	$9,633	$10,491	$10,501	$10,241
11/30/2019	$10,447	$10,959	$10,974	$10,491
12/31/2019	$10,760	$11,343	$11,361	$10,860
1/31/2020	$10,580	$11,182	$11,203	$10,741
2/29/2020	$10,113	$10,436	$10,459	$9,873
3/31/2020	$9,520	$10,050	$10,086	$8,540
4/30/2020	$10,667	$11,219	$11,264	$9,455
5/31/2020	$11,500	$11,677	$11,730	$9,866
6/30/2020	$11,540	$11,591	$11,647	$10,181
7/31/2020	$12,027	$12,084	$12,146	$10,720
8/31/2020	$12,500	$12,323	$12,390	$11,376
9/30/2020	$12,867	$12,130	$12,200	$11,009
10/31/2020	$12,727	$11,565	$11,634	$10,741
11/30/2020	$13,795	$12,591	$12,669	$12,065
12/31/2020	$14,639	$13,029	$13,115	$12,626
1/31/2021	$15,038	$13,165	$13,255	$12,568
2/28/2021	$14,940	$12,796	$12,886	$12,859
3/31/2021	$14,360	$13,086	$13,195	$13,203
4/30/2021	$15,060	$13,609	$13,725	$13,780
5/31/2021	$14,578	$13,911	$14,038	$13,995
6/30/2021	$15,361	$14,313	$14,447	$14,179
7/31/2021	$15,617	$14,736	$14,878	$14,277
8/31/2021	$16,242	$15,119	$15,268	$14,634
9/30/2021	$15,384	$14,346	$14,492	$14,030
10/31/2021	$16,235	$14,869	$15,023	$14,746
11/30/2021	$14,910	$14,342	$14,494	$14,390
12/31/2021	$15,723	$15,310	$15,477	$14,966
1/31/2022	$13,790	$14,147	$14,306	$14,231
2/28/2022	$13,895	$14,082	$14,244	$13,863
3/31/2022	$14,480	$14,729	$14,915	$14,164
4/30/2022	$13,351	$14,029	$14,208	$13,030
5/31/2022	$13,164	$14,079	$14,268	$13,046
6/30/2022	$13,051	$13,660	$13,849	$11,946
7/31/2022	$13,733	$14,096	$14,296	$12,780
8/31/2022	$13,351	$13,264	$13,454	$12,309
9/30/2022	$12,661	$12,700	$12,887	$11,131
10/31/2022	$13,489	$13,738	$13,943	$11,803
11/30/2022	$14,025	$14,529	$14,751	$12,718
12/31/2022	$13,733	$14,369	$14,593	$12,218
1/31/2023	$13,847	$14,306	$14,534	$13,094
2/28/2023	$13,408	$13,695	$13,916	$12,718
3/31/2023	$13,530	$14,123	$14,368	$13,110
4/30/2023	$14,318	$14,615	$14,872	$13,299
5/31/2023	$14,025	$14,015	$14,272	$13,156
6/30/2023	$14,293	$14,440	$14,709	$13,920
7/31/2023	$14,147	$14,652	$14,930	$14,430
8/31/2023	$13,798	$14,512	$14,791	$14,027
9/30/2023	$12,913	$14,052	$14,327	$13,446
10/31/2023	$12,076	$13,497	$13,765	$13,042
11/30/2023	$12,921	$14,271	$14,560	$14,246
12/31/2023	$14,033	$14,883	$15,189	$14,930
1/31/2024	$14,220	$15,227	$15,545	$15,018
2/29/2024	$14,870	$15,586	$15,915	$15,662
3/31/2024	$15,203	$15,933	$16,287	$16,154
4/30/2024	$14,391	$15,314	$15,659	$15,621
5/31/2024	$14,821	$15,684	$16,046	$16,255
6/30/2024	$15,251	$15,985	$16,359	$16,617
7/31/2024	$15,333	$16,533	$16,925	$16,886
8/31/2024	$16,185	$17,443	$17,861	$17,314
9/30/2024	$15,747	$16,979	$17,392	$17,716
10/31/2024	$15,398	$16,147	$16,543	$17,319
11/30/2024	$16,112	$15,986	$16,383	$17,967
12/31/2024	$14,943	$15,042	$15,422	$17,541
1/31/2025	$15,674	$15,967	$16,376	$18,130
2/28/2025	$15,211	$16,144	$16,560	$18,021
3/31/2025	$14,155	$15,787	$16,214	$17,309
4/30/2025	$14,301	$15,515	$15,939	$17,471
5/31/2025	$13,822	$14,974	$15,393	$18,475
6/30/2025	$14,374	$15,205	$15,636	$19,304
7/31/2025	$14,033	$14,828	$15,254	$19,566
8/31/2025	$15,154	$15,547	$16,000	$20,049
9/30/2025	$15,495	$15,705	$16,168	$20,776
10/31/2025	$16,608	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	7.86%	5.47%	8.45%
Class C with sales charge	6.86%	5.47%	8.45%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LHCCX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9127-C

12/25

Class F

LHCFX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.89%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,481	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,634	$11,182	$11,203	$10,741
2/29/2020	$10,174	$10,436	$10,459	$9,873
3/31/2020	$9,581	$10,050	$10,086	$8,540
4/30/2020	$10,747	$11,219	$11,264	$9,455
5/31/2020	$11,601	$11,677	$11,730	$9,866
6/30/2020	$11,648	$11,591	$11,647	$10,181
7/31/2020	$12,148	$12,084	$12,146	$10,720
8/31/2020	$12,634	$12,323	$12,390	$11,376
9/30/2020	$13,014	$12,130	$12,200	$11,009
10/31/2020	$12,881	$11,565	$11,634	$10,741
11/30/2020	$13,976	$12,591	$12,669	$12,065
12/31/2020	$14,849	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,172	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,841	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,585	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,600	$14,869	$15,023	$14,746
11/30/2021	$15,263	$14,342	$14,494	$14,390
12/31/2021	$16,113	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,717	$14,029	$14,208	$13,030
5/31/2022	$13,539	$14,079	$14,268	$13,046
6/30/2022	$13,434	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,766	$13,264	$13,454	$12,309
9/30/2022	$13,070	$12,700	$12,887	$11,131
10/31/2022	$13,936	$13,738	$13,943	$11,803
11/30/2022	$14,494	$14,529	$14,751	$12,718
12/31/2022	$14,211	$14,369	$14,593	$12,218
1/31/2023	$14,340	$14,306	$14,534	$13,094
2/28/2023	$13,895	$13,695	$13,916	$12,718
3/31/2023	$14,033	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,575	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,721	$14,652	$14,930	$14,430
8/31/2023	$14,373	$14,512	$14,791	$14,027
9/30/2023	$13,458	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,491	$14,271	$14,560	$14,246
12/31/2023	$14,664	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,570	$15,586	$15,915	$15,662
3/31/2024	$15,926	$15,933	$16,287	$16,154
4/30/2024	$15,085	$15,314	$15,659	$15,621
5/31/2024	$15,554	$15,684	$16,046	$16,255
6/30/2024	$16,024	$15,985	$16,359	$16,617
7/31/2024	$16,113	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,582	$16,979	$17,392	$17,716
10/31/2024	$16,234	$16,147	$16,543	$17,319
11/30/2024	$16,994	$15,986	$16,383	$17,967
12/31/2024	$15,767	$15,042	$15,422	$17,541
1/31/2025	$16,555	$15,967	$16,376	$18,130
2/28/2025	$16,084	$16,144	$16,560	$18,021
3/31/2025	$14,978	$15,787	$16,214	$17,309
4/30/2025	$15,141	$15,515	$15,939	$17,471
5/31/2025	$14,645	$14,974	$15,393	$18,475
6/30/2025	$15,246	$15,205	$15,636	$19,304
7/31/2025	$14,905	$14,828	$15,254	$19,566
8/31/2025	$16,100	$15,547	$16,000	$20,049
9/30/2025	$16,482	$15,705	$16,168	$20,776
10/31/2025	$17,676	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	8.89%	6.53%	9.54%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LHCFX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9128-F

12/25

Class F3

LHCOX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$68	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.09%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,155	$12,084	$12,146	$10,720
8/31/2020	$12,642	$12,323	$12,390	$11,376
9/30/2020	$13,022	$12,130	$12,200	$11,009
10/31/2020	$12,895	$11,565	$11,634	$10,741
11/30/2020	$13,995	$12,591	$12,669	$12,065
12/31/2020	$14,861	$13,029	$13,115	$12,626
1/31/2021	$15,275	$13,165	$13,255	$12,568
2/28/2021	$15,192	$12,796	$12,886	$12,859
3/31/2021	$14,620	$13,086	$13,195	$13,203
4/30/2021	$15,335	$13,609	$13,725	$13,780
5/31/2021	$14,861	$13,911	$14,038	$13,995
6/30/2021	$15,674	$14,313	$14,447	$14,179
7/31/2021	$15,953	$14,736	$14,878	$14,277
8/31/2021	$16,608	$15,119	$15,268	$14,634
9/30/2021	$15,742	$14,346	$14,492	$14,030
10/31/2021	$16,623	$14,869	$15,023	$14,746
11/30/2021	$15,283	$14,342	$14,494	$14,390
12/31/2021	$16,135	$15,310	$15,477	$14,966
1/31/2022	$14,156	$14,147	$14,306	$14,231
2/28/2022	$14,286	$14,082	$14,244	$13,863
3/31/2022	$14,902	$14,729	$14,915	$14,164
4/30/2022	$13,743	$14,029	$14,208	$13,030
5/31/2022	$13,573	$14,079	$14,268	$13,046
6/30/2022	$13,459	$13,660	$13,849	$11,946
7/31/2022	$14,181	$14,096	$14,296	$12,780
8/31/2022	$13,800	$13,264	$13,454	$12,309
9/30/2022	$13,102	$12,700	$12,887	$11,131
10/31/2022	$13,970	$13,738	$13,943	$11,803
11/30/2022	$14,536	$14,529	$14,751	$12,718
12/31/2022	$14,252	$14,369	$14,593	$12,218
1/31/2023	$14,382	$14,306	$14,534	$13,094
2/28/2023	$13,935	$13,695	$13,916	$12,718
3/31/2023	$14,081	$14,123	$14,368	$13,110
4/30/2023	$14,910	$14,615	$14,872	$13,299
5/31/2023	$14,626	$14,015	$14,272	$13,156
6/30/2023	$14,918	$14,440	$14,709	$13,920
7/31/2023	$14,780	$14,652	$14,930	$14,430
8/31/2023	$14,423	$14,512	$14,791	$14,027
9/30/2023	$13,512	$14,052	$14,327	$13,446
10/31/2023	$12,650	$13,497	$13,765	$13,042
11/30/2023	$13,545	$14,271	$14,560	$14,246
12/31/2023	$14,731	$14,883	$15,189	$14,930
1/31/2024	$14,943	$15,227	$15,545	$15,018
2/29/2024	$15,642	$15,586	$15,915	$15,662
3/31/2024	$16,008	$15,933	$16,287	$16,154
4/30/2024	$15,162	$15,314	$15,659	$15,621
5/31/2024	$15,634	$15,684	$16,046	$16,255
6/30/2024	$16,105	$15,985	$16,359	$16,617
7/31/2024	$16,203	$16,533	$16,925	$16,886
8/31/2024	$17,122	$17,443	$17,861	$17,314
9/30/2024	$16,675	$16,979	$17,392	$17,716
10/31/2024	$16,325	$16,147	$16,543	$17,319
11/30/2024	$17,098	$15,986	$16,383	$17,967
12/31/2024	$15,872	$15,042	$15,422	$17,541
1/31/2025	$16,665	$15,967	$16,376	$18,130
2/28/2025	$16,182	$16,144	$16,560	$18,021
3/31/2025	$15,079	$15,787	$16,214	$17,309
4/30/2025	$15,242	$15,515	$15,939	$17,471
5/31/2025	$14,744	$14,974	$15,393	$18,475
6/30/2025	$15,349	$15,205	$15,636	$19,304
7/31/2025	$15,005	$14,828	$15,254	$19,566
8/31/2025	$16,215	$15,547	$16,000	$20,049
9/30/2025	$16,599	$15,705	$16,168	$20,776
10/31/2025	$17,809	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	9.09%	6.67%	9.67%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LHCOX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9130-F3

12/25

Class I

LHCIX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.92%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,632	$11,182	$11,203	$10,741
2/29/2020	$10,172	$10,436	$10,459	$9,873
3/31/2020	$9,585	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,646	$11,591	$11,647	$10,181
7/31/2020	$12,146	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,013	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,975	$12,591	$12,669	$12,065
12/31/2020	$14,848	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,171	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,840	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,586	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,601	$14,869	$15,023	$14,746
11/30/2021	$15,255	$14,342	$14,494	$14,390
12/31/2021	$16,105	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,716	$14,029	$14,208	$13,030
5/31/2022	$13,538	$14,079	$14,268	$13,046
6/30/2022	$13,433	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,765	$13,264	$13,454	$12,309
9/30/2022	$13,069	$12,700	$12,887	$11,131
10/31/2022	$13,935	$13,738	$13,943	$11,803
11/30/2022	$14,498	$14,529	$14,751	$12,718
12/31/2022	$14,206	$14,369	$14,593	$12,218
1/31/2023	$14,344	$14,306	$14,534	$13,094
2/28/2023	$13,898	$13,695	$13,916	$12,718
3/31/2023	$14,035	$14,123	$14,368	$13,110
4/30/2023	$14,862	$14,615	$14,872	$13,299
5/31/2023	$14,571	$14,015	$14,272	$13,156
6/30/2023	$14,871	$14,440	$14,709	$13,920
7/31/2023	$14,725	$14,652	$14,930	$14,430
8/31/2023	$14,368	$14,512	$14,791	$14,027
9/30/2023	$13,460	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,492	$14,271	$14,560	$14,246
12/31/2023	$14,660	$14,883	$15,189	$14,930
1/31/2024	$14,871	$15,227	$15,545	$15,018
2/29/2024	$15,568	$15,586	$15,915	$15,662
3/31/2024	$15,925	$15,933	$16,287	$16,154
4/30/2024	$15,089	$15,314	$15,659	$15,621
5/31/2024	$15,552	$15,684	$16,046	$16,255
6/30/2024	$16,022	$15,985	$16,359	$16,617
7/31/2024	$16,111	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,581	$16,979	$17,392	$17,716
10/31/2024	$16,233	$16,147	$16,543	$17,319
11/30/2024	$16,995	$15,986	$16,383	$17,967
12/31/2024	$15,773	$15,042	$15,422	$17,541
1/31/2025	$16,555	$15,967	$16,376	$18,130
2/28/2025	$16,083	$16,144	$16,560	$18,021
3/31/2025	$14,982	$15,787	$16,214	$17,309
4/30/2025	$15,145	$15,515	$15,939	$17,471
5/31/2025	$14,648	$14,974	$15,393	$18,475
6/30/2025	$15,243	$15,205	$15,636	$19,304
7/31/2025	$14,901	$14,828	$15,254	$19,566
8/31/2025	$16,099	$15,547	$16,000	$20,049
9/30/2025	$16,482	$15,705	$16,168	$20,776
10/31/2025	$17,680	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	8.92%	6.53%	9.54%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LHCIX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9129-I

12/25

Class R3

LHCQX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.39%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,287	$9,974	$9,981	$9,968
10/31/2019	$9,647	$10,491	$10,501	$10,241
11/30/2019	$10,467	$10,959	$10,974	$10,491
12/31/2019	$10,780	$11,343	$11,361	$10,860
1/31/2020	$10,607	$11,182	$11,203	$10,741
2/29/2020	$10,140	$10,436	$10,459	$9,873
3/31/2020	$9,553	$10,050	$10,086	$8,540
4/30/2020	$10,707	$11,219	$11,264	$9,455
5/31/2020	$11,553	$11,677	$11,730	$9,866
6/30/2020	$11,593	$11,591	$11,647	$10,181
7/31/2020	$12,087	$12,084	$12,146	$10,720
8/31/2020	$12,567	$12,323	$12,390	$11,376
9/30/2020	$12,940	$12,130	$12,200	$11,009
10/31/2020	$12,807	$11,565	$11,634	$10,741
11/30/2020	$13,889	$12,591	$12,669	$12,065
12/31/2020	$14,747	$13,029	$13,115	$12,626
1/31/2021	$15,146	$13,165	$13,255	$12,568
2/28/2021	$15,055	$12,796	$12,886	$12,859
3/31/2021	$14,483	$13,086	$13,195	$13,203
4/30/2021	$15,191	$13,609	$13,725	$13,780
5/31/2021	$14,709	$13,911	$14,038	$13,995
6/30/2021	$15,507	$14,313	$14,447	$14,179
7/31/2021	$15,778	$14,736	$14,878	$14,277
8/31/2021	$16,410	$15,119	$15,268	$14,634
9/30/2021	$15,552	$14,346	$14,492	$14,030
10/31/2021	$16,417	$14,869	$15,023	$14,746
11/30/2021	$15,078	$14,342	$14,494	$14,390
12/31/2021	$15,913	$15,310	$15,477	$14,966
1/31/2022	$13,960	$14,147	$14,306	$14,231
2/28/2022	$14,073	$14,082	$14,244	$13,863
3/31/2022	$14,673	$14,729	$14,915	$14,164
4/30/2022	$13,530	$14,029	$14,208	$13,030
5/31/2022	$13,352	$14,079	$14,268	$13,046
6/30/2022	$13,238	$13,660	$13,849	$11,946
7/31/2022	$13,935	$14,096	$14,296	$12,780
8/31/2022	$13,554	$13,264	$13,454	$12,309
9/30/2022	$12,865	$12,700	$12,887	$11,131
10/31/2022	$13,708	$13,738	$13,943	$11,803
11/30/2022	$14,260	$14,529	$14,751	$12,718
12/31/2022	$13,968	$14,369	$14,593	$12,218
1/31/2023	$14,089	$14,306	$14,534	$13,094
2/28/2023	$13,652	$13,695	$13,916	$12,718
3/31/2023	$13,781	$14,123	$14,368	$13,110
4/30/2023	$14,592	$14,615	$14,872	$13,299
5/31/2023	$14,300	$14,015	$14,272	$13,156
6/30/2023	$14,584	$14,440	$14,709	$13,920
7/31/2023	$14,438	$14,652	$14,930	$14,430
8/31/2023	$14,081	$14,512	$14,791	$14,027
9/30/2023	$13,181	$14,052	$14,327	$13,446
10/31/2023	$12,338	$13,497	$13,765	$13,042
11/30/2023	$13,206	$14,271	$14,560	$14,246
12/31/2023	$14,349	$14,883	$15,189	$14,930
1/31/2024	$14,543	$15,227	$15,545	$15,018
2/29/2024	$15,216	$15,586	$15,915	$15,662
3/31/2024	$15,565	$15,933	$16,287	$16,154
4/30/2024	$14,738	$15,314	$15,659	$15,621
5/31/2024	$15,184	$15,684	$16,046	$16,255
6/30/2024	$15,638	$15,985	$16,359	$16,617
7/31/2024	$15,719	$16,533	$16,925	$16,886
8/31/2024	$16,602	$17,443	$17,861	$17,314
9/30/2024	$16,165	$16,979	$17,392	$17,716
10/31/2024	$15,816	$16,147	$16,543	$17,319
11/30/2024	$16,550	$15,986	$16,383	$17,967
12/31/2024	$15,354	$15,042	$15,422	$17,541
1/31/2025	$16,111	$15,967	$16,376	$18,130
2/28/2025	$15,639	$16,144	$16,560	$18,021
3/31/2025	$14,566	$15,787	$16,214	$17,309
4/30/2025	$14,720	$15,515	$15,939	$17,471
5/31/2025	$14,232	$14,974	$15,393	$18,475
6/30/2025	$14,810	$15,205	$15,636	$19,304
7/31/2025	$14,468	$14,828	$15,254	$19,566
8/31/2025	$15,623	$15,547	$16,000	$20,049
9/30/2025	$15,989	$15,705	$16,168	$20,776
10/31/2025	$17,144	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	8.39%	6.01%	9.00%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LHCQX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9132-R3

12/25

Class R4

LHCSX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,653	$10,491	$10,501	$10,241
11/30/2019	$10,473	$10,959	$10,974	$10,491
12/31/2019	$10,793	$11,343	$11,361	$10,860
1/31/2020	$10,620	$11,182	$11,203	$10,741
2/29/2020	$10,160	$10,436	$10,459	$9,873
3/31/2020	$9,567	$10,050	$10,086	$8,540
4/30/2020	$10,727	$11,219	$11,264	$9,455
5/31/2020	$11,573	$11,677	$11,730	$9,866
6/30/2020	$11,620	$11,591	$11,647	$10,181
7/31/2020	$12,120	$12,084	$12,146	$10,720
8/31/2020	$12,607	$12,323	$12,390	$11,376
9/30/2020	$12,980	$12,130	$12,200	$11,009
10/31/2020	$12,847	$11,565	$11,634	$10,741
11/30/2020	$13,936	$12,591	$12,669	$12,065
12/31/2020	$14,800	$13,029	$13,115	$12,626
1/31/2021	$15,207	$13,165	$13,255	$12,568
2/28/2021	$15,116	$12,796	$12,886	$12,859
3/31/2021	$14,545	$13,086	$13,195	$13,203
4/30/2021	$15,252	$13,609	$13,725	$13,780
5/31/2021	$14,778	$13,911	$14,038	$13,995
6/30/2021	$15,583	$14,313	$14,447	$14,179
7/31/2021	$15,853	$14,736	$14,878	$14,277
8/31/2021	$16,500	$15,119	$15,268	$14,634
9/30/2021	$15,635	$14,346	$14,492	$14,030
10/31/2021	$16,508	$14,869	$15,023	$14,746
11/30/2021	$15,170	$14,342	$14,494	$14,390
12/31/2021	$16,012	$15,310	$15,477	$14,966
1/31/2022	$14,044	$14,147	$14,306	$14,231
2/28/2022	$14,165	$14,082	$14,244	$13,863
3/31/2022	$14,773	$14,729	$14,915	$14,164
4/30/2022	$13,623	$14,029	$14,208	$13,030
5/31/2022	$13,444	$14,079	$14,268	$13,046
6/30/2022	$13,339	$13,660	$13,849	$11,946
7/31/2022	$14,044	$14,096	$14,296	$12,780
8/31/2022	$13,663	$13,264	$13,454	$12,309
9/30/2022	$12,967	$12,700	$12,887	$11,131
10/31/2022	$13,825	$13,738	$13,943	$11,803
11/30/2022	$14,376	$14,529	$14,751	$12,718
12/31/2022	$14,084	$14,369	$14,593	$12,218
1/31/2023	$14,214	$14,306	$14,534	$13,094
2/28/2023	$13,768	$13,695	$13,916	$12,718
3/31/2023	$13,906	$14,123	$14,368	$13,110
4/30/2023	$14,724	$14,615	$14,872	$13,299
5/31/2023	$14,433	$14,015	$14,272	$13,156
6/30/2023	$14,724	$14,440	$14,709	$13,920
7/31/2023	$14,578	$14,652	$14,930	$14,430
8/31/2023	$14,222	$14,512	$14,791	$14,027
9/30/2023	$13,323	$14,052	$14,327	$13,446
10/31/2023	$12,465	$13,497	$13,765	$13,042
11/30/2023	$13,347	$14,271	$14,560	$14,246
12/31/2023	$14,505	$14,883	$15,189	$14,930
1/31/2024	$14,708	$15,227	$15,545	$15,018
2/29/2024	$15,388	$15,586	$15,915	$15,662
3/31/2024	$15,745	$15,933	$16,287	$16,154
4/30/2024	$14,910	$15,314	$15,659	$15,621
5/31/2024	$15,364	$15,684	$16,046	$16,255
6/30/2024	$15,826	$15,985	$16,359	$16,617
7/31/2024	$15,915	$16,533	$16,925	$16,886
8/31/2024	$16,814	$17,443	$17,861	$17,314
9/30/2024	$16,368	$16,979	$17,392	$17,716
10/31/2024	$16,020	$16,147	$16,543	$17,319
11/30/2024	$16,767	$15,986	$16,383	$17,967
12/31/2024	$15,556	$15,042	$15,422	$17,541
1/31/2025	$16,336	$15,967	$16,376	$18,130
2/28/2025	$15,857	$16,144	$16,560	$18,021
3/31/2025	$14,768	$15,787	$16,214	$17,309
4/30/2025	$14,931	$15,515	$15,939	$17,471
5/31/2025	$14,435	$14,974	$15,393	$18,475
6/30/2025	$15,020	$15,205	$15,636	$19,304
7/31/2025	$14,679	$14,828	$15,254	$19,566
8/31/2025	$15,857	$15,547	$16,000	$20,049
9/30/2025	$16,231	$15,705	$16,168	$20,776
10/31/2025	$17,408	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	8.67%	6.27%	9.27%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LHCSX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9133-R4

12/25

Class R5

LHCTX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 8.92%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,631	$11,182	$11,203	$10,741
2/29/2020	$10,171	$10,436	$10,459	$9,873
3/31/2020	$9,584	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,645	$11,591	$11,647	$10,181
7/31/2020	$12,145	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,019	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,979	$12,591	$12,669	$12,065
12/31/2020	$14,852	$13,029	$13,115	$12,626
1/31/2021	$15,258	$13,165	$13,255	$12,568
2/28/2021	$15,176	$12,796	$12,886	$12,859
3/31/2021	$14,604	$13,086	$13,195	$13,203
4/30/2021	$15,319	$13,609	$13,725	$13,780
5/31/2021	$14,845	$13,911	$14,038	$13,995
6/30/2021	$15,657	$14,313	$14,447	$14,179
7/31/2021	$15,936	$14,736	$14,878	$14,277
8/31/2021	$16,583	$15,119	$15,268	$14,634
9/30/2021	$15,725	$14,346	$14,492	$14,030
10/31/2021	$16,605	$14,869	$15,023	$14,746
11/30/2021	$15,259	$14,342	$14,494	$14,390
12/31/2021	$16,110	$15,310	$15,477	$14,966
1/31/2022	$14,133	$14,147	$14,306	$14,231
2/28/2022	$14,255	$14,082	$14,244	$13,863
3/31/2022	$14,870	$14,729	$14,915	$14,164
4/30/2022	$13,720	$14,029	$14,208	$13,030
5/31/2022	$13,542	$14,079	$14,268	$13,046
6/30/2022	$13,437	$13,660	$13,849	$11,946
7/31/2022	$14,150	$14,096	$14,296	$12,780
8/31/2022	$13,769	$13,264	$13,454	$12,309
9/30/2022	$13,072	$12,700	$12,887	$11,131
10/31/2022	$13,939	$13,738	$13,943	$11,803
11/30/2022	$14,493	$14,529	$14,751	$12,718
12/31/2022	$14,209	$14,369	$14,593	$12,218
1/31/2023	$14,339	$14,306	$14,534	$13,094
2/28/2023	$13,893	$13,695	$13,916	$12,718
3/31/2023	$14,039	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,574	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,728	$14,652	$14,930	$14,430
8/31/2023	$14,371	$14,512	$14,791	$14,027
9/30/2023	$13,463	$14,052	$14,327	$13,446
10/31/2023	$12,603	$13,497	$13,765	$13,042
11/30/2023	$13,496	$14,271	$14,560	$14,246
12/31/2023	$14,663	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,572	$15,586	$15,915	$15,662
3/31/2024	$15,929	$15,933	$16,287	$16,154
4/30/2024	$15,093	$15,314	$15,659	$15,621
5/31/2024	$15,556	$15,684	$16,046	$16,255
6/30/2024	$16,026	$15,985	$16,359	$16,617
7/31/2024	$16,115	$16,533	$16,925	$16,886
8/31/2024	$17,032	$17,443	$17,861	$17,314
9/30/2024	$16,577	$16,979	$17,392	$17,716
10/31/2024	$16,237	$16,147	$16,543	$17,319
11/30/2024	$17,000	$15,986	$16,383	$17,967
12/31/2024	$15,769	$15,042	$15,422	$17,541
1/31/2025	$16,560	$15,967	$16,376	$18,130
2/28/2025	$16,087	$16,144	$16,560	$18,021
3/31/2025	$14,986	$15,787	$16,214	$17,309
4/30/2025	$15,149	$15,515	$15,939	$17,471
5/31/2025	$14,652	$14,974	$15,393	$18,475
6/30/2025	$15,247	$15,205	$15,636	$19,304
7/31/2025	$14,904	$14,828	$15,254	$19,566
8/31/2025	$16,103	$15,547	$16,000	$20,049
9/30/2025	$16,486	$15,705	$16,168	$20,776
10/31/2025	$17,685	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	8.92%	6.54%	9.55%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LHCTX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9134-R5

12/25

Class R6

LHCVX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 9.08%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 0.06% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 22.64% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Biotechnology industry contributed to relative performance, led by an overweight allocation to Insmed, Inc. Security selection within the Health Care Providers & Services industry also contributed to relative performance, led by an overweight allocation to Guardant Health, Inc.

Top detractors from performance: Security selection within the Health Care Equipment & Supplies industry detracted from relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Life Sciences Tools & Services industry also detracted from relative performance, led by an overweight allocation to Repligen Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,162	$12,084	$12,146	$10,720
8/31/2020	$12,649	$12,323	$12,390	$11,376
9/30/2020	$13,029	$12,130	$12,200	$11,009
10/31/2020	$12,902	$11,565	$11,634	$10,741
11/30/2020	$13,994	$12,591	$12,669	$12,065
12/31/2020	$14,867	$13,029	$13,115	$12,626
1/31/2021	$15,282	$13,165	$13,255	$12,568
2/28/2021	$15,191	$12,796	$12,886	$12,859
3/31/2021	$14,626	$13,086	$13,195	$13,203
4/30/2021	$15,342	$13,609	$13,725	$13,780
5/31/2021	$14,867	$13,911	$14,038	$13,995
6/30/2021	$15,681	$14,313	$14,447	$14,179
7/31/2021	$15,959	$14,736	$14,878	$14,277
8/31/2021	$16,615	$15,119	$15,268	$14,634
9/30/2021	$15,749	$14,346	$14,492	$14,030
10/31/2021	$16,630	$14,869	$15,023	$14,746
11/30/2021	$15,290	$14,342	$14,494	$14,390
12/31/2021	$16,141	$15,310	$15,477	$14,966
1/31/2022	$14,163	$14,147	$14,306	$14,231
2/28/2022	$14,285	$14,082	$14,244	$13,863
3/31/2022	$14,909	$14,729	$14,915	$14,164
4/30/2022	$13,750	$14,029	$14,208	$13,030
5/31/2022	$13,571	$14,079	$14,268	$13,046
6/30/2022	$13,466	$13,660	$13,849	$11,946
7/31/2022	$14,187	$14,096	$14,296	$12,780
8/31/2022	$13,806	$13,264	$13,454	$12,309
9/30/2022	$13,109	$12,700	$12,887	$11,131
10/31/2022	$13,977	$13,738	$13,943	$11,803
11/30/2022	$14,543	$14,529	$14,751	$12,718
12/31/2022	$14,250	$14,369	$14,593	$12,218
1/31/2023	$14,389	$14,306	$14,534	$13,094
2/28/2023	$13,941	$13,695	$13,916	$12,718
3/31/2023	$14,088	$14,123	$14,368	$13,110
4/30/2023	$14,917	$14,615	$14,872	$13,299
5/31/2023	$14,632	$14,015	$14,272	$13,156
6/30/2023	$14,925	$14,440	$14,709	$13,920
7/31/2023	$14,787	$14,652	$14,930	$14,430
8/31/2023	$14,429	$14,512	$14,791	$14,027
9/30/2023	$13,519	$14,052	$14,327	$13,446
10/31/2023	$12,657	$13,497	$13,765	$13,042
11/30/2023	$13,551	$14,271	$14,560	$14,246
12/31/2023	$14,738	$14,883	$15,189	$14,930
1/31/2024	$14,949	$15,227	$15,545	$15,018
2/29/2024	$15,649	$15,586	$15,915	$15,662
3/31/2024	$16,014	$15,933	$16,287	$16,154
4/30/2024	$15,169	$15,314	$15,659	$15,621
5/31/2024	$15,640	$15,684	$16,046	$16,255
6/30/2024	$16,112	$15,985	$16,359	$16,617
7/31/2024	$16,209	$16,533	$16,925	$16,886
8/31/2024	$17,128	$17,443	$17,861	$17,314
9/30/2024	$16,681	$16,979	$17,392	$17,716
10/31/2024	$16,331	$16,147	$16,543	$17,319
11/30/2024	$17,104	$15,986	$16,383	$17,967
12/31/2024	$15,878	$15,042	$15,422	$17,541
1/31/2025	$16,671	$15,967	$16,376	$18,130
2/28/2025	$16,197	$16,144	$16,560	$18,021
3/31/2025	$15,086	$15,787	$16,214	$17,309
4/30/2025	$15,249	$15,515	$15,939	$17,471
5/31/2025	$14,751	$14,974	$15,393	$18,475
6/30/2025	$15,355	$15,205	$15,636	$19,304
7/31/2025	$15,012	$14,828	$15,254	$19,566
8/31/2025	$16,222	$15,547	$16,000	$20,049
9/30/2025	$16,606	$15,705	$16,168	$20,776
10/31/2025	$17,815	$16,156	$16,636	$21,241

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	9.08%	6.67%	9.68%
MSCI ACWI Health Care Index with Net Dividends	0.06%	6.91%	7.97%
MSCI ACWI Health Care Index with Gross Dividends	0.56%	7.42%	8.48%
MSCI ACWI Net Index	22.64%	14.61%	12.81%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$8,451,945
# of Portfolio Holdings	66
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by Industry	% Footnote Reference*
Biotechnology	40.41%
Health Care Equipment & Supplies	16.74%
Health Care Providers & Services	11.99%
Health Care Technology	4.06%
Life Sciences Tools & Services	4.18%
Pharmaceuticals	20.60%
Repurchase Agreements	2.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of March 1, 2025, the expense limitation on total net annual operating expenses increased from 0.60% to 0.68% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LHCVX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9135-R6

12/25

Class A

LAIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.34%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$9,424	$10,000	$10,000
11/30/2015	$9,485	$9,953	$9,844
12/31/2015	$9,452	$9,964	$9,712
1/31/2016	$8,741	$9,234	$9,009
2/29/2016	$8,556	$9,222	$8,844
3/31/2016	$9,336	$10,017	$9,420
4/30/2016	$9,383	$10,317	$9,693
5/31/2016	$9,498	$10,305	$9,605
6/30/2016	$8,937	$9,887	$9,282
7/31/2016	$9,406	$10,469	$9,753
8/31/2016	$9,371	$10,399	$9,760
9/30/2016	$9,591	$10,675	$9,879
10/31/2016	$9,331	$10,333	$9,677
11/30/2016	$9,007	$10,066	$9,485
12/31/2016	$9,130	$10,342	$9,809
1/31/2017	$9,520	$10,698	$10,093
2/28/2017	$9,637	$10,912	$10,238
3/31/2017	$10,033	$11,146	$10,520
4/30/2017	$10,540	$11,523	$10,787
5/31/2017	$10,913	$11,985	$11,183
6/30/2017	$10,977	$12,044	$11,163
7/31/2017	$11,443	$12,449	$11,485
8/31/2017	$11,635	$12,544	$11,481
9/30/2017	$11,903	$12,884	$11,767
10/31/2017	$12,165	$13,057	$11,945
11/30/2017	$12,363	$13,293	$12,071
12/31/2017	$12,597	$13,689	$12,265
1/31/2018	$13,267	$14,352	$12,880
2/28/2018	$12,469	$13,748	$12,298
3/31/2018	$12,384	$13,572	$12,077
4/30/2018	$12,317	$13,761	$12,352
5/31/2018	$12,085	$13,695	$12,075
6/30/2018	$11,854	$13,421	$11,927
7/31/2018	$11,726	$13,507	$12,221
8/31/2018	$11,519	$13,491	$11,985
9/30/2018	$11,428	$13,385	$12,089
10/31/2018	$10,253	$12,051	$11,127
11/30/2018	$10,235	$11,949	$11,113
12/31/2018	$9,606	$11,169	$10,573
1/31/2019	$10,380	$12,076	$11,268
2/28/2019	$10,476	$12,389	$11,555
3/31/2019	$10,524	$12,328	$11,628
4/30/2019	$10,784	$12,691	$11,955
5/31/2019	$10,243	$12,064	$11,381
6/30/2019	$10,791	$12,651	$12,056
7/31/2019	$10,558	$12,529	$11,903
8/31/2019	$10,359	$12,202	$11,595
9/30/2019	$10,592	$12,460	$11,927
10/31/2019	$10,976	$13,004	$12,356
11/30/2019	$11,099	$13,282	$12,495
12/31/2019	$11,647	$13,922	$12,901
1/31/2020	$11,182	$13,484	$12,631
2/29/2020	$10,364	$12,150	$11,490
3/31/2020	$8,414	$9,931	$9,956
4/30/2020	$9,330	$11,112	$10,599
5/31/2020	$9,913	$11,880	$11,061
6/30/2020	$10,204	$12,177	$11,437
7/31/2020	$10,766	$12,816	$11,704
8/31/2020	$11,342	$13,696	$12,306
9/30/2020	$11,168	$13,459	$11,986
10/31/2020	$10,884	$12,987	$11,507
11/30/2020	$12,410	$14,928	$13,291
12/31/2020	$13,312	$15,909	$13,909
1/31/2021	$13,117	$15,864	$13,761
2/28/2021	$13,534	$16,306	$14,070
3/31/2021	$13,672	$16,577	$14,393
4/30/2021	$14,422	$17,298	$14,826
5/31/2021	$14,741	$17,731	$15,310
6/30/2021	$14,671	$17,555	$15,137
7/31/2021	$14,872	$17,678	$15,251
8/31/2021	$15,275	$18,118	$15,520
9/30/2021	$14,637	$17,488	$15,070
10/31/2021	$14,817	$17,778	$15,441
11/30/2021	$14,033	$16,662	$14,722
12/31/2021	$14,580	$17,431	$15,476
1/31/2022	$13,742	$16,124	$14,728
2/28/2022	$13,372	$15,964	$14,468
3/31/2022	$13,159	$16,024	$14,561
4/30/2022	$12,328	$14,890	$13,619
5/31/2022	$12,484	$14,884	$13,721
6/30/2022	$11,298	$13,179	$12,448
7/31/2022	$11,944	$14,019	$13,068
8/31/2022	$11,170	$13,383	$12,447
9/30/2022	$9,983	$11,771	$11,283
10/31/2022	$10,516	$12,335	$11,889
11/30/2022	$11,788	$13,604	$13,229
12/31/2022	$11,613	$13,698	$13,239
1/31/2023	$12,632	$14,889	$14,311
2/28/2023	$12,422	$14,559	$14,013
3/31/2023	$12,625	$14,598	$14,360
4/30/2023	$12,769	$14,806	$14,765
5/31/2023	$12,234	$14,158	$14,141
6/30/2023	$12,552	$14,643	$14,784
7/31/2023	$13,159	$15,377	$15,263
8/31/2023	$12,820	$14,811	$14,678
9/30/2023	$12,032	$14,102	$14,176
10/31/2023	$11,519	$13,257	$13,602
11/30/2023	$12,639	$14,607	$14,864
12/31/2023	$13,324	$15,626	$15,654
1/31/2024	$13,133	$15,263	$15,744
2/29/2024	$13,302	$15,310	$16,032
3/31/2024	$13,749	$15,964	$16,559
4/30/2024	$13,229	$15,547	$16,135
5/31/2024	$13,860	$16,316	$16,760
6/30/2024	$13,471	$15,840	$16,490
7/31/2024	$14,212	$16,507	$16,974
8/31/2024	$14,696	$16,760	$17,525
9/30/2024	$14,931	$17,216	$17,687
10/31/2024	$13,911	$16,208	$16,725
11/30/2024	$13,896	$16,118	$16,631
12/31/2024	$13,355	$15,687	$16,252
1/31/2025	$13,610	$16,209	$17,106
2/28/2025	$13,699	$16,212	$17,438
3/31/2025	$13,946	$16,206	$17,368
4/30/2025	$14,768	$17,168	$18,163
5/31/2025	$15,799	$18,223	$18,994
6/30/2025	$16,390	$19,082	$19,413
7/31/2025	$15,949	$19,194	$19,140
8/31/2025	$16,472	$19,946	$19,956
9/30/2025	$16,734	$20,431	$20,338
10/31/2025	$16,323	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	17.34%	8.44%	5.65%
Class A with sales charge	10.57%	7.16%	5.02%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-263-A

12/25

Class C

LINCX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 16.43%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,057	$9,953	$9,844
12/31/2015	$10,015	$9,964	$9,712
1/31/2016	$9,257	$9,234	$9,009
2/29/2016	$9,054	$9,222	$8,844
3/31/2016	$9,878	$10,017	$9,420
4/30/2016	$9,917	$10,317	$9,693
5/31/2016	$10,041	$10,305	$9,605
6/30/2016	$9,440	$9,887	$9,282
7/31/2016	$9,930	$10,469	$9,753
8/31/2016	$9,884	$10,399	$9,760
9/30/2016	$10,106	$10,675	$9,879
10/31/2016	$9,825	$10,333	$9,677
11/30/2016	$9,479	$10,066	$9,485
12/31/2016	$9,603	$10,342	$9,809
1/31/2017	$10,008	$10,698	$10,093
2/28/2017	$10,126	$10,912	$10,238
3/31/2017	$10,538	$11,146	$10,520
4/30/2017	$11,061	$11,523	$10,787
5/31/2017	$11,447	$11,985	$11,183
6/30/2017	$11,505	$12,044	$11,163
7/31/2017	$11,989	$12,449	$11,485
8/31/2017	$12,179	$12,544	$11,481
9/30/2017	$12,453	$12,884	$11,767
10/31/2017	$12,721	$13,057	$11,945
11/30/2017	$12,917	$13,293	$12,071
12/31/2017	$13,152	$13,689	$12,265
1/31/2018	$13,847	$14,352	$12,880
2/28/2018	$13,008	$13,748	$12,298
3/31/2018	$12,913	$13,572	$12,077
4/30/2018	$12,831	$13,761	$12,352
5/31/2018	$12,586	$13,695	$12,075
6/30/2018	$12,333	$13,421	$11,927
7/31/2018	$12,190	$13,507	$12,221
8/31/2018	$11,965	$13,491	$11,985
9/30/2018	$11,870	$13,385	$12,089
10/31/2018	$10,643	$12,051	$11,127
11/30/2018	$10,615	$11,949	$11,113
12/31/2018	$9,960	$11,169	$10,573
1/31/2019	$10,748	$12,076	$11,268
2/28/2019	$10,839	$12,389	$11,555
3/31/2019	$10,893	$12,328	$11,628
4/30/2019	$11,153	$12,691	$11,955
5/31/2019	$10,579	$12,064	$11,381
6/30/2019	$11,145	$12,651	$12,056
7/31/2019	$10,901	$12,529	$11,903
8/31/2019	$10,686	$12,202	$11,595
9/30/2019	$10,924	$12,460	$11,927
10/31/2019	$11,306	$13,004	$12,356
11/30/2019	$11,421	$13,282	$12,495
12/31/2019	$11,982	$13,922	$12,901
1/31/2020	$11,498	$13,484	$12,631
2/29/2020	$10,645	$12,150	$11,490
3/31/2020	$8,647	$9,931	$9,956
4/30/2020	$9,576	$11,112	$10,599
5/31/2020	$10,168	$11,880	$11,061
6/30/2020	$10,453	$12,177	$11,437
7/31/2020	$11,029	$12,816	$11,704
8/31/2020	$11,613	$13,696	$12,306
9/30/2020	$11,421	$13,459	$11,986
10/31/2020	$11,121	$12,987	$11,507
11/30/2020	$12,682	$14,928	$13,291
12/31/2020	$13,588	$15,909	$13,909
1/31/2021	$13,381	$15,864	$13,761
2/28/2021	$13,796	$16,306	$14,070
3/31/2021	$13,934	$16,577	$14,393
4/30/2021	$14,688	$17,298	$14,826
5/31/2021	$15,010	$17,731	$15,310
6/30/2021	$14,926	$17,555	$15,137
7/31/2021	$15,126	$17,678	$15,251
8/31/2021	$15,518	$18,118	$15,520
9/30/2021	$14,864	$17,488	$15,070
10/31/2021	$15,041	$17,778	$15,441
11/30/2021	$14,234	$16,662	$14,722
12/31/2021	$14,777	$17,431	$15,476
1/31/2022	$13,924	$16,124	$14,728
2/28/2022	$13,533	$15,964	$14,468
3/31/2022	$13,314	$16,024	$14,561
4/30/2022	$12,461	$14,890	$13,619
5/31/2022	$12,618	$14,884	$13,721
6/30/2022	$11,405	$13,179	$12,448
7/31/2022	$12,054	$14,019	$13,068
8/31/2022	$11,264	$13,383	$12,447
9/30/2022	$10,060	$11,771	$11,283
10/31/2022	$10,592	$12,335	$11,889
11/30/2022	$11,867	$13,604	$13,229
12/31/2022	$11,685	$13,698	$13,239
1/31/2023	$12,695	$14,889	$14,311
2/28/2023	$12,474	$14,559	$14,013
3/31/2023	$12,679	$14,598	$14,360
4/30/2023	$12,813	$14,806	$14,765
5/31/2023	$12,269	$14,158	$14,141
6/30/2023	$12,577	$14,643	$14,784
7/31/2023	$13,184	$15,377	$15,263
8/31/2023	$12,829	$14,811	$14,678
9/30/2023	$12,040	$14,102	$14,176
10/31/2023	$11,519	$13,257	$13,602
11/30/2023	$12,624	$14,607	$14,864
12/31/2023	$13,302	$15,626	$15,654
1/31/2024	$13,103	$15,263	$15,744
2/29/2024	$13,262	$15,310	$16,032
3/31/2024	$13,699	$15,964	$16,559
4/30/2024	$13,175	$15,547	$16,135
5/31/2024	$13,786	$16,316	$16,760
6/30/2024	$13,397	$15,840	$16,490
7/31/2024	$14,128	$16,507	$16,974
8/31/2024	$14,597	$16,760	$17,525
9/30/2024	$14,819	$17,216	$17,687
10/31/2024	$13,802	$16,208	$16,725
11/30/2024	$13,779	$16,118	$16,631
12/31/2024	$13,228	$15,687	$16,252
1/31/2025	$13,477	$16,209	$17,106
2/28/2025	$13,557	$16,212	$17,438
3/31/2025	$13,790	$16,206	$17,368
4/30/2025	$14,601	$17,168	$18,163
5/31/2025	$15,604	$18,223	$18,994
6/30/2025	$16,182	$19,082	$19,413
7/31/2025	$15,732	$19,194	$19,140
8/31/2025	$16,238	$19,946	$19,956
9/30/2025	$16,495	$20,431	$20,338
10/31/2025	$16,069	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	16.43%	7.64%	4.86%
Class C with sales charge	15.43%	7.64%	4.86%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LINCX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-677-C

12/25

Class F

LINFX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$120	1.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.54%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,065	$9,953	$9,844
12/31/2015	$10,033	$9,964	$9,712
1/31/2016	$9,277	$9,234	$9,009
2/29/2016	$9,079	$9,222	$8,844
3/31/2016	$9,909	$10,017	$9,420
4/30/2016	$9,965	$10,317	$9,693
5/31/2016	$10,089	$10,305	$9,605
6/30/2016	$9,494	$9,887	$9,282
7/31/2016	$9,990	$10,469	$9,753
8/31/2016	$9,959	$10,399	$9,760
9/30/2016	$10,188	$10,675	$9,879
10/31/2016	$9,916	$10,333	$9,677
11/30/2016	$9,569	$10,066	$9,485
12/31/2016	$9,704	$10,342	$9,809
1/31/2017	$10,123	$10,698	$10,093
2/28/2017	$10,248	$10,912	$10,238
3/31/2017	$10,673	$11,146	$10,520
4/30/2017	$11,211	$11,523	$10,787
5/31/2017	$11,605	$11,985	$11,183
6/30/2017	$11,673	$12,044	$11,163
7/31/2017	$12,173	$12,449	$11,485
8/31/2017	$12,380	$12,544	$11,481
9/30/2017	$12,667	$12,884	$11,767
10/31/2017	$12,949	$13,057	$11,945
11/30/2017	$13,155	$13,293	$12,071
12/31/2017	$13,405	$13,689	$12,265
1/31/2018	$14,126	$14,352	$12,880
2/28/2018	$13,281	$13,748	$12,298
3/31/2018	$13,189	$13,572	$12,077
4/30/2018	$13,117	$13,761	$12,352
5/31/2018	$12,875	$13,695	$12,075
6/30/2018	$12,633	$13,421	$11,927
7/31/2018	$12,496	$13,507	$12,221
8/31/2018	$12,273	$13,491	$11,985
9/30/2018	$12,181	$13,385	$12,089
10/31/2018	$10,931	$12,051	$11,127
11/30/2018	$10,912	$11,949	$11,113
12/31/2018	$10,239	$11,169	$10,573
1/31/2019	$11,067	$12,076	$11,268
2/28/2019	$11,170	$12,389	$11,555
3/31/2019	$11,229	$12,328	$11,628
4/30/2019	$11,502	$12,691	$11,955
5/31/2019	$10,926	$12,064	$11,381
6/30/2019	$11,510	$12,651	$12,056
7/31/2019	$11,273	$12,529	$11,903
8/31/2019	$11,059	$12,202	$11,595
9/30/2019	$11,310	$12,460	$11,927
10/31/2019	$11,717	$13,004	$12,356
11/30/2019	$11,850	$13,282	$12,495
12/31/2019	$12,434	$13,922	$12,901
1/31/2020	$11,939	$13,484	$12,631
2/29/2020	$11,070	$12,150	$11,490
3/31/2020	$8,988	$9,931	$9,956
4/30/2020	$9,969	$11,112	$10,599
5/31/2020	$10,591	$11,880	$11,061
6/30/2020	$10,898	$12,177	$11,437
7/31/2020	$11,505	$12,816	$11,704
8/31/2020	$12,127	$13,696	$12,306
9/30/2020	$11,932	$13,459	$11,986
10/31/2020	$11,632	$12,987	$11,507
11/30/2020	$13,272	$14,928	$13,291
12/31/2020	$14,231	$15,909	$13,909
1/31/2021	$14,029	$15,864	$13,761
2/28/2021	$14,471	$16,306	$14,070
3/31/2021	$14,621	$16,577	$14,393
4/30/2021	$15,430	$17,298	$14,826
5/31/2021	$15,774	$17,731	$15,310
6/30/2021	$15,699	$17,555	$15,137
7/31/2021	$15,917	$17,678	$15,251
8/31/2021	$16,351	$18,118	$15,520
9/30/2021	$15,669	$17,488	$15,070
10/31/2021	$15,864	$17,778	$15,441
11/30/2021	$15,033	$16,662	$14,722
12/31/2021	$15,617	$17,431	$15,476
1/31/2022	$14,726	$16,124	$14,728
2/28/2022	$14,318	$15,964	$14,468
3/31/2022	$14,095	$16,024	$14,561
4/30/2022	$13,212	$14,890	$13,619
5/31/2022	$13,381	$14,884	$13,721
6/30/2022	$12,105	$13,179	$12,448
7/31/2022	$12,804	$14,019	$13,068
8/31/2022	$11,974	$13,383	$12,447
9/30/2022	$10,698	$11,771	$11,283
10/31/2022	$11,275	$12,335	$11,889
11/30/2022	$12,643	$13,604	$13,229
12/31/2022	$12,455	$13,698	$13,239
1/31/2023	$13,550	$14,889	$14,311
2/28/2023	$13,323	$14,559	$14,013
3/31/2023	$13,542	$14,598	$14,360
4/30/2023	$13,699	$14,806	$14,765
5/31/2023	$13,127	$14,158	$14,141
6/30/2023	$13,472	$14,643	$14,784
7/31/2023	$14,129	$15,377	$15,263
8/31/2023	$13,761	$14,811	$14,678
9/30/2023	$12,924	$14,102	$14,176
10/31/2023	$12,369	$13,257	$13,602
11/30/2023	$13,573	$14,607	$14,864
12/31/2023	$14,312	$15,626	$15,654
1/31/2024	$14,105	$15,263	$15,744
2/29/2024	$14,288	$15,310	$16,032
3/31/2024	$14,773	$15,964	$16,559
4/30/2024	$14,217	$15,547	$16,135
5/31/2024	$14,892	$16,316	$16,760
6/30/2024	$14,479	$15,840	$16,490
7/31/2024	$15,274	$16,507	$16,974
8/31/2024	$15,799	$16,760	$17,525
9/30/2024	$16,053	$17,216	$17,687
10/31/2024	$14,956	$16,208	$16,725
11/30/2024	$14,948	$16,118	$16,631
12/31/2024	$14,359	$15,687	$16,252
1/31/2025	$14,643	$16,209	$17,106
2/28/2025	$14,741	$16,212	$17,438
3/31/2025	$15,008	$16,206	$17,368
4/30/2025	$15,893	$17,168	$18,163
5/31/2025	$17,004	$18,223	$18,994
6/30/2025	$17,637	$19,082	$19,413
7/31/2025	$17,166	$19,194	$19,140
8/31/2025	$17,734	$19,946	$19,956
9/30/2025	$18,026	$20,431	$20,338
10/31/2025	$17,580	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	17.54%	8.61%	5.80%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LINFX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1027-F

12/25

Class F3

LOIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$100	0.92%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.73%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,479	$10,356	$10,290
5/31/2017	$10,851	$10,771	$10,668
6/30/2017	$10,913	$10,824	$10,649
7/31/2017	$11,386	$11,188	$10,956
8/31/2017	$11,572	$11,273	$10,952
9/30/2017	$11,842	$11,579	$11,225
10/31/2017	$12,113	$11,734	$11,395
11/30/2017	$12,310	$11,946	$11,515
12/31/2017	$12,544	$12,302	$11,700
1/31/2018	$13,216	$12,898	$12,287
2/28/2018	$12,426	$12,356	$11,732
3/31/2018	$12,344	$12,197	$11,521
4/30/2018	$12,279	$12,367	$11,784
5/31/2018	$12,055	$12,308	$11,519
6/30/2018	$11,825	$12,062	$11,378
7/31/2018	$11,701	$12,138	$11,658
8/31/2018	$11,495	$12,124	$11,433
9/30/2018	$11,413	$12,029	$11,532
10/31/2018	$10,240	$10,830	$10,614
11/30/2018	$10,223	$10,738	$10,601
12/31/2018	$9,602	$10,037	$10,086
1/31/2019	$10,371	$10,853	$10,749
2/28/2019	$10,471	$11,134	$11,023
3/31/2019	$10,530	$11,079	$11,093
4/30/2019	$10,789	$11,405	$11,405
5/31/2019	$10,245	$10,842	$10,857
6/30/2019	$10,802	$11,370	$11,501
7/31/2019	$10,577	$11,260	$11,355
8/31/2019	$10,378	$10,966	$11,061
9/30/2019	$10,617	$11,198	$11,378
10/31/2019	$11,001	$11,686	$11,786
11/30/2019	$11,127	$11,937	$11,919
12/31/2019	$11,675	$12,512	$12,307
1/31/2020	$11,211	$12,118	$12,050
2/29/2020	$10,397	$10,919	$10,960
3/31/2020	$8,445	$8,925	$9,498
4/30/2020	$9,367	$9,987	$10,111
5/31/2020	$9,959	$10,677	$10,551
6/30/2020	$10,242	$10,943	$10,911
7/31/2020	$10,814	$11,517	$11,165
8/31/2020	$11,399	$12,308	$11,739
9/30/2020	$11,224	$12,095	$11,434
10/31/2020	$10,942	$11,671	$10,977
11/30/2020	$12,483	$13,415	$12,679
12/31/2020	$13,391	$14,298	$13,269
1/31/2021	$13,196	$14,257	$13,127
2/28/2021	$13,620	$14,654	$13,422
3/31/2021	$13,761	$14,898	$13,730
4/30/2021	$14,522	$15,546	$14,143
5/31/2021	$14,851	$15,935	$14,605
6/30/2021	$14,784	$15,776	$14,440
7/31/2021	$14,993	$15,887	$14,549
8/31/2021	$15,403	$16,282	$14,806
9/30/2021	$14,764	$15,716	$14,376
10/31/2021	$14,952	$15,977	$14,729
11/30/2021	$14,165	$14,974	$14,044
12/31/2021	$14,715	$15,665	$14,763
1/31/2022	$13,880	$14,491	$14,050
2/28/2022	$13,500	$14,347	$13,801
3/31/2022	$13,293	$14,401	$13,890
4/30/2022	$12,457	$13,382	$12,991
5/31/2022	$12,616	$13,376	$13,089
6/30/2022	$11,421	$11,844	$11,874
7/31/2022	$12,077	$12,599	$12,466
8/31/2022	$11,297	$12,027	$11,874
9/30/2022	$10,102	$10,579	$10,763
10/31/2022	$10,641	$11,085	$11,342
11/30/2022	$11,939	$12,226	$12,619
12/31/2022	$11,762	$12,311	$12,630
1/31/2023	$12,790	$13,381	$13,652
2/28/2023	$12,586	$13,084	$13,367
3/31/2023	$12,797	$13,119	$13,699
4/30/2023	$12,945	$13,306	$14,085
5/31/2023	$12,403	$12,724	$13,489
6/30/2023	$12,734	$13,160	$14,103
7/31/2023	$13,353	$13,819	$14,560
8/31/2023	$13,008	$13,310	$14,002
9/30/2023	$12,220	$12,674	$13,523
10/31/2023	$11,699	$11,914	$12,975
11/30/2023	$12,832	$13,127	$14,180
12/31/2023	$13,534	$14,043	$14,933
1/31/2024	$13,341	$13,716	$15,019
2/29/2024	$13,520	$13,759	$15,294
3/31/2024	$13,978	$14,347	$15,797
4/30/2024	$13,455	$13,972	$15,392
5/31/2024	$14,100	$14,664	$15,988
6/30/2024	$13,706	$14,235	$15,730
7/31/2024	$14,465	$14,835	$16,192
8/31/2024	$14,966	$15,062	$16,718
9/30/2024	$15,202	$15,472	$16,873
10/31/2024	$14,171	$14,566	$15,955
11/30/2024	$14,157	$14,485	$15,865
12/31/2024	$13,614	$14,098	$15,504
1/31/2025	$13,877	$14,567	$16,319
2/28/2025	$13,972	$14,570	$16,635
3/31/2025	$14,228	$14,565	$16,568
4/30/2025	$15,068	$15,429	$17,327
5/31/2025	$16,120	$16,377	$18,120
6/30/2025	$16,734	$17,149	$18,519
7/31/2025	$16,289	$17,250	$18,259
8/31/2025	$16,822	$17,926	$19,037
9/30/2025	$17,100	$18,362	$19,402
10/31/2025	$16,683	$18,259	$19,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	17.73%	8.80%	6.15%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.27%
MSCI EAFE Net Index	23.03%	12.33%	8.18%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8977-F3

12/25

Class I

LINYX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.61%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,069	$9,953	$9,844
12/31/2015	$10,033	$9,964	$9,712
1/31/2016	$9,284	$9,234	$9,009
2/29/2016	$9,086	$9,222	$8,844
3/31/2016	$9,919	$10,017	$9,420
4/30/2016	$9,967	$10,317	$9,693
5/31/2016	$10,099	$10,305	$9,605
6/30/2016	$9,505	$9,887	$9,282
7/31/2016	$10,003	$10,469	$9,753
8/31/2016	$9,967	$10,399	$9,760
9/30/2016	$10,201	$10,675	$9,879
10/31/2016	$9,925	$10,333	$9,677
11/30/2016	$9,583	$10,066	$9,485
12/31/2016	$9,720	$10,342	$9,809
1/31/2017	$10,137	$10,698	$10,093
2/28/2017	$10,264	$10,912	$10,238
3/31/2017	$10,688	$11,146	$10,520
4/30/2017	$11,227	$11,523	$10,787
5/31/2017	$11,626	$11,985	$11,183
6/30/2017	$11,693	$12,044	$11,163
7/31/2017	$12,201	$12,449	$11,485
8/31/2017	$12,401	$12,544	$11,481
9/30/2017	$12,691	$12,884	$11,767
10/31/2017	$12,976	$13,057	$11,945
11/30/2017	$13,188	$13,293	$12,071
12/31/2017	$13,438	$13,689	$12,265
1/31/2018	$14,159	$14,352	$12,880
2/28/2018	$13,311	$13,748	$12,298
3/31/2018	$13,223	$13,572	$12,077
4/30/2018	$13,153	$13,761	$12,352
5/31/2018	$12,912	$13,695	$12,075
6/30/2018	$12,666	$13,421	$11,927
7/31/2018	$12,533	$13,507	$12,221
8/31/2018	$12,311	$13,491	$11,985
9/30/2018	$12,216	$13,385	$12,089
10/31/2018	$10,969	$12,051	$11,127
11/30/2018	$10,944	$11,949	$11,113
12/31/2018	$10,274	$11,169	$10,573
1/31/2019	$11,101	$12,076	$11,268
2/28/2019	$11,208	$12,389	$11,555
3/31/2019	$11,265	$12,328	$11,628
4/30/2019	$11,543	$12,691	$11,955
5/31/2019	$10,966	$12,064	$11,381
6/30/2019	$11,557	$12,651	$12,056
7/31/2019	$11,315	$12,529	$11,903
8/31/2019	$11,101	$12,202	$11,595
9/30/2019	$11,357	$12,460	$11,927
10/31/2019	$11,764	$13,004	$12,356
11/30/2019	$11,899	$13,282	$12,495
12/31/2019	$12,486	$13,922	$12,901
1/31/2020	$11,994	$13,484	$12,631
2/29/2020	$11,119	$12,150	$11,490
3/31/2020	$9,030	$9,931	$9,956
4/30/2020	$10,013	$11,112	$10,599
5/31/2020	$10,642	$11,880	$11,061
6/30/2020	$10,953	$12,177	$11,437
7/31/2020	$11,560	$12,816	$11,704
8/31/2020	$12,182	$13,696	$12,306
9/30/2020	$11,994	$13,459	$11,986
10/31/2020	$11,690	$12,987	$11,507
11/30/2020	$13,339	$14,928	$13,291
12/31/2020	$14,308	$15,909	$13,909
1/31/2021	$14,105	$15,864	$13,761
2/28/2021	$14,553	$16,306	$14,070
3/31/2021	$14,705	$16,577	$14,393
4/30/2021	$15,515	$17,298	$14,826
5/31/2021	$15,869	$17,731	$15,310
6/30/2021	$15,797	$17,555	$15,137
7/31/2021	$16,014	$17,678	$15,251
8/31/2021	$16,448	$18,118	$15,520
9/30/2021	$15,768	$17,488	$15,070
10/31/2021	$15,963	$17,778	$15,441
11/30/2021	$15,125	$16,662	$14,722
12/31/2021	$15,712	$17,431	$15,476
1/31/2022	$14,814	$16,124	$14,728
2/28/2022	$14,414	$15,964	$14,468
3/31/2022	$14,191	$16,024	$14,561
4/30/2022	$13,293	$14,890	$13,619
5/31/2022	$13,471	$14,884	$13,721
6/30/2022	$12,188	$13,179	$12,448
7/31/2022	$12,893	$14,019	$13,068
8/31/2022	$12,055	$13,383	$12,447
9/30/2022	$10,779	$11,771	$11,283
10/31/2022	$11,357	$12,335	$11,889
11/30/2022	$12,737	$13,604	$13,229
12/31/2022	$12,551	$13,698	$13,239
1/31/2023	$13,648	$14,889	$14,311
2/28/2023	$13,421	$14,559	$14,013
3/31/2023	$13,648	$14,598	$14,360
4/30/2023	$13,806	$14,806	$14,765
5/31/2023	$13,232	$14,158	$14,141
6/30/2023	$13,580	$14,643	$14,784
7/31/2023	$14,237	$15,377	$15,263
8/31/2023	$13,874	$14,811	$14,678
9/30/2023	$13,028	$14,102	$14,176
10/31/2023	$12,476	$13,257	$13,602
11/30/2023	$13,685	$14,607	$14,864
12/31/2023	$14,429	$15,626	$15,654
1/31/2024	$14,229	$15,263	$15,744
2/29/2024	$14,413	$15,310	$16,032
3/31/2024	$14,906	$15,964	$16,559
4/30/2024	$14,344	$15,547	$16,135
5/31/2024	$15,029	$16,316	$16,760
6/30/2024	$14,606	$15,840	$16,490
7/31/2024	$15,413	$16,507	$16,974
8/31/2024	$15,952	$16,760	$17,525
9/30/2024	$16,205	$17,216	$17,687
10/31/2024	$15,098	$16,208	$16,725
11/30/2024	$15,083	$16,118	$16,631
12/31/2024	$14,499	$15,687	$16,252
1/31/2025	$14,782	$16,209	$17,106
2/28/2025	$14,884	$16,212	$17,438
3/31/2025	$15,151	$16,206	$17,368
4/30/2025	$16,053	$17,168	$18,163
5/31/2025	$17,168	$18,223	$18,994
6/30/2025	$17,820	$19,082	$19,413
7/31/2025	$17,349	$19,194	$19,140
8/31/2025	$17,914	$19,946	$19,956
9/30/2025	$18,212	$20,431	$20,338
10/31/2025	$17,757	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	17.61%	8.72%	5.91%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LINYX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-686-I

12/25

Class P

LINPX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$157	1.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.07%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,058	$9,953	$9,844
12/31/2015	$10,027	$9,964	$9,712
1/31/2016	$9,268	$9,234	$9,009
2/29/2016	$9,070	$9,222	$8,844
3/31/2016	$9,895	$10,017	$9,420
4/30/2016	$9,943	$10,317	$9,693
5/31/2016	$10,069	$10,305	$9,605
6/30/2016	$9,473	$9,887	$9,282
7/31/2016	$9,967	$10,469	$9,753
8/31/2016	$9,931	$10,399	$9,760
9/30/2016	$10,160	$10,675	$9,879
10/31/2016	$9,883	$10,333	$9,677
11/30/2016	$9,533	$10,066	$9,485
12/31/2016	$9,667	$10,342	$9,809
1/31/2017	$10,079	$10,698	$10,093
2/28/2017	$10,199	$10,912	$10,238
3/31/2017	$10,617	$11,146	$10,520
4/30/2017	$11,149	$11,523	$10,787
5/31/2017	$11,542	$11,985	$11,183
6/30/2017	$11,608	$12,044	$11,163
7/31/2017	$12,104	$12,449	$11,485
8/31/2017	$12,297	$12,544	$11,481
9/30/2017	$12,582	$12,884	$11,767
10/31/2017	$12,860	$13,057	$11,945
11/30/2017	$13,065	$13,293	$12,071
12/31/2017	$13,307	$13,689	$12,265
1/31/2018	$14,019	$14,352	$12,880
2/28/2018	$13,175	$13,748	$12,298
3/31/2018	$13,080	$13,572	$12,077
4/30/2018	$13,005	$13,761	$12,352
5/31/2018	$12,759	$13,695	$12,075
6/30/2018	$12,513	$13,421	$11,927
7/31/2018	$12,375	$13,507	$12,221
8/31/2018	$12,154	$13,491	$11,985
9/30/2018	$12,060	$13,385	$12,089
10/31/2018	$10,819	$12,051	$11,127
11/30/2018	$10,794	$11,949	$11,113
12/31/2018	$10,128	$11,169	$10,573
1/31/2019	$10,944	$12,076	$11,268
2/28/2019	$11,042	$12,389	$11,555
3/31/2019	$11,091	$12,328	$11,628
4/30/2019	$11,366	$12,691	$11,955
5/31/2019	$10,789	$12,064	$11,381
6/30/2019	$11,366	$12,651	$12,056
7/31/2019	$11,127	$12,529	$11,903
8/31/2019	$10,909	$12,202	$11,595
9/30/2019	$11,155	$12,460	$11,927
10/31/2019	$11,556	$13,004	$12,356
11/30/2019	$11,682	$13,282	$12,495
12/31/2019	$12,254	$13,922	$12,901
1/31/2020	$11,764	$13,484	$12,631
2/29/2020	$10,905	$12,150	$11,490
3/31/2020	$8,853	$9,931	$9,956
4/30/2020	$9,819	$11,112	$10,599
5/31/2020	$10,430	$11,880	$11,061
6/30/2020	$10,728	$12,177	$11,437
7/31/2020	$11,317	$12,816	$11,704
8/31/2020	$11,921	$13,696	$12,306
9/30/2020	$11,736	$13,459	$11,986
10/31/2020	$11,431	$12,987	$11,507
11/30/2020	$13,042	$14,928	$13,291
12/31/2020	$13,980	$15,909	$13,909
1/31/2021	$13,774	$15,864	$13,761
2/28/2021	$14,207	$16,306	$14,070
3/31/2021	$14,349	$16,577	$14,393
4/30/2021	$15,137	$17,298	$14,826
5/31/2021	$15,470	$17,731	$15,310
6/30/2021	$15,400	$17,555	$15,137
7/31/2021	$15,605	$17,678	$15,251
8/31/2021	$16,024	$18,118	$15,520
9/30/2021	$15,350	$17,488	$15,070
10/31/2021	$15,541	$17,778	$15,441
11/30/2021	$14,718	$16,662	$14,722
12/31/2021	$15,282	$17,431	$15,476
1/31/2022	$14,405	$16,124	$14,728
2/28/2022	$14,013	$15,964	$14,468
3/31/2022	$13,789	$16,024	$14,561
4/30/2022	$12,912	$14,890	$13,619
5/31/2022	$13,078	$14,884	$13,721
6/30/2022	$11,831	$13,179	$12,448
7/31/2022	$12,506	$14,019	$13,068
8/31/2022	$11,694	$13,383	$12,447
9/30/2022	$10,447	$11,771	$11,283
10/31/2022	$11,005	$12,335	$11,889
11/30/2022	$12,339	$13,604	$13,229
12/31/2022	$12,154	$13,698	$13,239
1/31/2023	$13,213	$14,889	$14,311
2/28/2023	$12,992	$14,559	$14,013
3/31/2023	$13,205	$14,598	$14,360
4/30/2023	$13,352	$14,806	$14,765
5/31/2023	$12,786	$14,158	$14,141
6/30/2023	$13,117	$14,643	$14,784
7/31/2023	$13,757	$15,377	$15,263
8/31/2023	$13,389	$14,811	$14,678
9/30/2023	$12,573	$14,102	$14,176
10/31/2023	$12,036	$13,257	$13,602
11/30/2023	$13,198	$14,607	$14,864
12/31/2023	$13,910	$15,626	$15,654
1/31/2024	$13,710	$15,263	$15,744
2/29/2024	$13,888	$15,310	$16,032
3/31/2024	$14,347	$15,964	$16,559
4/30/2024	$13,807	$15,547	$16,135
5/31/2024	$14,458	$16,316	$16,760
6/30/2024	$14,051	$15,840	$16,490
7/31/2024	$14,821	$16,507	$16,974
8/31/2024	$15,324	$16,760	$17,525
9/30/2024	$15,569	$17,216	$17,687
10/31/2024	$14,503	$16,208	$16,725
11/30/2024	$14,480	$16,118	$16,631
12/31/2024	$13,916	$15,687	$16,252
1/31/2025	$14,180	$16,209	$17,106
2/28/2025	$14,277	$16,212	$17,438
3/31/2025	$14,526	$16,206	$17,368
4/30/2025	$15,383	$17,168	$18,163
5/31/2025	$16,451	$18,223	$18,994
6/30/2025	$17,061	$19,082	$19,413
7/31/2025	$16,602	$19,194	$19,140
8/31/2025	$17,143	$19,946	$19,956
9/30/2025	$17,414	$20,431	$20,338
10/31/2025	$16,978	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	17.07%	8.23%	5.44%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LINPX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-600-P

12/25

Class R2

LINQX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$174	1.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 16.89%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,059	$9,953	$9,844
12/31/2015	$10,028	$9,964	$9,712
1/31/2016	$9,270	$9,234	$9,009
2/29/2016	$9,065	$9,222	$8,844
3/31/2016	$9,891	$10,017	$9,420
4/30/2016	$9,941	$10,317	$9,693
5/31/2016	$10,065	$10,305	$9,605
6/30/2016	$9,469	$9,887	$9,282
7/31/2016	$9,959	$10,469	$9,753
8/31/2016	$9,922	$10,399	$9,760
9/30/2016	$10,146	$10,675	$9,879
10/31/2016	$9,866	$10,333	$9,677
11/30/2016	$9,525	$10,066	$9,485
12/31/2016	$9,650	$10,342	$9,809
1/31/2017	$10,062	$10,698	$10,093
2/28/2017	$10,187	$10,912	$10,238
3/31/2017	$10,599	$11,146	$10,520
4/30/2017	$11,130	$11,523	$10,787
5/31/2017	$11,517	$11,985	$11,183
6/30/2017	$11,579	$12,044	$11,163
7/31/2017	$12,073	$12,449	$11,485
8/31/2017	$12,266	$12,544	$11,481
9/30/2017	$12,547	$12,884	$11,767
10/31/2017	$12,822	$13,057	$11,945
11/30/2017	$13,028	$13,293	$12,071
12/31/2017	$13,271	$13,689	$12,265
1/31/2018	$13,974	$14,352	$12,880
2/28/2018	$13,128	$13,748	$12,298
3/31/2018	$13,037	$13,572	$12,077
4/30/2018	$12,958	$13,761	$12,352
5/31/2018	$12,717	$13,695	$12,075
6/30/2018	$12,470	$13,421	$11,927
7/31/2018	$12,327	$13,507	$12,221
8/31/2018	$12,105	$13,491	$11,985
9/30/2018	$12,008	$13,385	$12,089
10/31/2018	$10,770	$12,051	$11,127
11/30/2018	$10,744	$11,949	$11,113
12/31/2018	$10,086	$11,169	$10,573
1/31/2019	$10,890	$12,076	$11,268
2/28/2019	$10,985	$12,389	$11,555
3/31/2019	$11,043	$12,328	$11,628
4/30/2019	$11,306	$12,691	$11,955
5/31/2019	$10,736	$12,064	$11,381
6/30/2019	$11,306	$12,651	$12,056
7/31/2019	$11,065	$12,529	$11,903
8/31/2019	$10,853	$12,202	$11,595
9/30/2019	$11,094	$12,460	$11,927
10/31/2019	$11,489	$13,004	$12,356
11/30/2019	$11,613	$13,282	$12,495
12/31/2019	$12,180	$13,922	$12,901
1/31/2020	$11,693	$13,484	$12,631
2/29/2020	$10,830	$12,150	$11,490
3/31/2020	$8,796	$9,931	$9,956
4/30/2020	$9,754	$11,112	$10,599
5/31/2020	$10,359	$11,880	$11,061
6/30/2020	$10,653	$12,177	$11,437
7/31/2020	$11,236	$12,816	$11,704
8/31/2020	$11,840	$13,696	$12,306
9/30/2020	$11,649	$13,459	$11,986
10/31/2020	$11,347	$12,987	$11,507
11/30/2020	$12,939	$14,928	$13,291
12/31/2020	$13,875	$15,909	$13,909
1/31/2021	$13,669	$15,864	$13,761
2/28/2021	$14,097	$16,306	$14,070
3/31/2021	$14,237	$16,577	$14,393
4/30/2021	$15,018	$17,298	$14,826
5/31/2021	$15,343	$17,731	$15,310
6/30/2021	$15,269	$17,555	$15,137
7/31/2021	$15,475	$17,678	$15,251
8/31/2021	$15,888	$18,118	$15,520
9/30/2021	$15,217	$17,488	$15,070
10/31/2021	$15,401	$17,778	$15,441
11/30/2021	$14,583	$16,662	$14,722
12/31/2021	$15,141	$17,431	$15,476
1/31/2022	$14,276	$16,124	$14,728
2/28/2022	$13,878	$15,964	$14,468
3/31/2022	$13,652	$16,024	$14,561
4/30/2022	$12,787	$14,890	$13,619
5/31/2022	$12,952	$14,884	$13,721
6/30/2022	$11,711	$13,179	$12,448
7/31/2022	$12,381	$14,019	$13,068
8/31/2022	$11,576	$13,383	$12,447
9/30/2022	$10,342	$11,771	$11,283
10/31/2022	$10,891	$12,335	$11,889
11/30/2022	$12,208	$13,604	$13,229
12/31/2022	$12,020	$13,698	$13,239
1/31/2023	$13,072	$14,889	$14,311
2/28/2023	$12,851	$14,559	$14,013
3/31/2023	$13,057	$14,598	$14,360
4/30/2023	$13,202	$14,806	$14,765
5/31/2023	$12,645	$14,158	$14,141
6/30/2023	$12,973	$14,643	$14,784
7/31/2023	$13,598	$15,377	$15,263
8/31/2023	$13,240	$14,811	$14,678
9/30/2023	$12,424	$14,102	$14,176
10/31/2023	$11,890	$13,257	$13,602
11/30/2023	$13,042	$14,607	$14,864
12/31/2023	$13,739	$15,626	$15,654
1/31/2024	$13,539	$15,263	$15,744
2/29/2024	$13,716	$15,310	$16,032
3/31/2024	$14,171	$15,964	$16,559
4/30/2024	$13,631	$15,547	$16,135
5/31/2024	$14,271	$16,316	$16,760
6/30/2024	$13,870	$15,840	$16,490
7/31/2024	$14,626	$16,507	$16,974
8/31/2024	$15,127	$16,760	$17,525
9/30/2024	$15,358	$17,216	$17,687
10/31/2024	$14,310	$16,208	$16,725
11/30/2024	$14,287	$16,118	$16,631
12/31/2024	$13,729	$15,687	$16,252
1/31/2025	$13,988	$16,209	$17,106
2/28/2025	$14,074	$16,212	$17,438
3/31/2025	$14,324	$16,206	$17,368
4/30/2025	$15,162	$17,168	$18,163
5/31/2025	$16,211	$18,223	$18,994
6/30/2025	$16,813	$19,082	$19,413
7/31/2025	$16,359	$19,194	$19,140
8/31/2025	$16,892	$19,946	$19,956
9/30/2025	$17,158	$20,431	$20,338
10/31/2025	$16,727	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	16.89%	8.07%	5.28%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LINQX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1097-R2

12/25

Class R3

LINRX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$163	1.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.05%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,060	$9,953	$9,844
12/31/2015	$10,024	$9,964	$9,712
1/31/2016	$9,269	$9,234	$9,009
2/29/2016	$9,070	$9,222	$8,844
3/31/2016	$9,899	$10,017	$9,420
4/30/2016	$9,943	$10,317	$9,693
5/31/2016	$10,067	$10,305	$9,605
6/30/2016	$9,475	$9,887	$9,282
7/31/2016	$9,968	$10,469	$9,753
8/31/2016	$9,930	$10,399	$9,760
9/30/2016	$10,155	$10,675	$9,879
10/31/2016	$9,880	$10,333	$9,677
11/30/2016	$9,531	$10,066	$9,485
12/31/2016	$9,665	$10,342	$9,809
1/31/2017	$10,072	$10,698	$10,093
2/28/2017	$10,198	$10,912	$10,238
3/31/2017	$10,618	$11,146	$10,520
4/30/2017	$11,145	$11,523	$10,787
5/31/2017	$11,540	$11,985	$11,183
6/30/2017	$11,603	$12,044	$11,163
7/31/2017	$12,098	$12,449	$11,485
8/31/2017	$12,293	$12,544	$11,481
9/30/2017	$12,575	$12,884	$11,767
10/31/2017	$12,851	$13,057	$11,945
11/30/2017	$13,058	$13,293	$12,071
12/31/2017	$13,304	$13,689	$12,265
1/31/2018	$14,010	$14,352	$12,880
2/28/2018	$13,166	$13,748	$12,298
3/31/2018	$13,075	$13,572	$12,077
4/30/2018	$12,996	$13,761	$12,352
5/31/2018	$12,754	$13,695	$12,075
6/30/2018	$12,506	$13,421	$11,927
7/31/2018	$12,369	$13,507	$12,221
8/31/2018	$12,140	$13,491	$11,985
9/30/2018	$12,048	$13,385	$12,089
10/31/2018	$10,812	$12,051	$11,127
11/30/2018	$10,786	$11,949	$11,113
12/31/2018	$10,120	$11,169	$10,573
1/31/2019	$10,931	$12,076	$11,268
2/28/2019	$11,027	$12,389	$11,555
3/31/2019	$11,086	$12,328	$11,628
4/30/2019	$11,352	$12,691	$11,955
5/31/2019	$10,776	$12,064	$11,381
6/30/2019	$11,352	$12,651	$12,056
7/31/2019	$11,108	$12,529	$11,903
8/31/2019	$10,894	$12,202	$11,595
9/30/2019	$11,145	$12,460	$11,927
10/31/2019	$11,544	$13,004	$12,356
11/30/2019	$11,662	$13,282	$12,495
12/31/2019	$12,234	$13,922	$12,901
1/31/2020	$11,750	$13,484	$12,631
2/29/2020	$10,887	$12,150	$11,490
3/31/2020	$8,839	$9,931	$9,956
4/30/2020	$9,799	$11,112	$10,599
5/31/2020	$10,410	$11,880	$11,061
6/30/2020	$10,708	$12,177	$11,437
7/31/2020	$11,296	$12,816	$11,704
8/31/2020	$11,899	$13,696	$12,306
9/30/2020	$11,713	$13,459	$11,986
10/31/2020	$11,408	$12,987	$11,507
11/30/2020	$13,016	$14,928	$13,291
12/31/2020	$13,955	$15,909	$13,909
1/31/2021	$13,746	$15,864	$13,761
2/28/2021	$14,178	$16,306	$14,070
3/31/2021	$14,319	$16,577	$14,393
4/30/2021	$15,109	$17,298	$14,826
5/31/2021	$15,436	$17,731	$15,310
6/30/2021	$15,362	$17,555	$15,137
7/31/2021	$15,570	$17,678	$15,251
8/31/2021	$15,987	$18,118	$15,520
9/30/2021	$15,317	$17,488	$15,070
10/31/2021	$15,503	$17,778	$15,441
11/30/2021	$14,677	$16,662	$14,722
12/31/2021	$15,246	$17,431	$15,476
1/31/2022	$14,367	$16,124	$14,728
2/28/2022	$13,972	$15,964	$14,468
3/31/2022	$13,753	$16,024	$14,561
4/30/2022	$12,881	$14,890	$13,619
5/31/2022	$13,040	$14,884	$13,721
6/30/2022	$11,797	$13,179	$12,448
7/31/2022	$12,471	$14,019	$13,068
8/31/2022	$11,660	$13,383	$12,447
9/30/2022	$10,417	$11,771	$11,283
10/31/2022	$10,970	$12,335	$11,889
11/30/2022	$12,304	$13,604	$13,229
12/31/2022	$12,114	$13,698	$13,239
1/31/2023	$13,167	$14,889	$14,311
2/28/2023	$12,952	$14,559	$14,013
3/31/2023	$13,160	$14,598	$14,360
4/30/2023	$13,306	$14,806	$14,765
5/31/2023	$12,744	$14,158	$14,141
6/30/2023	$13,075	$14,643	$14,784
7/31/2023	$13,706	$15,377	$15,263
8/31/2023	$13,344	$14,811	$14,678
9/30/2023	$12,529	$14,102	$14,176
10/31/2023	$11,991	$13,257	$13,602
11/30/2023	$13,152	$14,607	$14,864
12/31/2023	$13,859	$15,626	$15,654
1/31/2024	$13,656	$15,263	$15,744
2/29/2024	$13,835	$15,310	$16,032
3/31/2024	$14,295	$15,964	$16,559
4/30/2024	$13,757	$15,547	$16,135
5/31/2024	$14,404	$16,316	$16,760
6/30/2024	$13,999	$15,840	$16,490
7/31/2024	$14,763	$16,507	$16,974
8/31/2024	$15,269	$16,760	$17,525
9/30/2024	$15,503	$17,216	$17,687
10/31/2024	$14,443	$16,208	$16,725
11/30/2024	$14,428	$16,118	$16,631
12/31/2024	$13,863	$15,687	$16,252
1/31/2025	$14,125	$16,209	$17,106
2/28/2025	$14,220	$16,212	$17,438
3/31/2025	$14,465	$16,206	$17,368
4/30/2025	$15,321	$17,168	$18,163
5/31/2025	$16,382	$18,223	$18,994
6/30/2025	$16,984	$19,082	$19,413
7/31/2025	$16,533	$19,194	$19,140
8/31/2025	$17,064	$19,946	$19,956
9/30/2025	$17,341	$20,431	$20,338
10/31/2025	$16,905	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	17.05%	8.18%	5.39%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LINRX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2071-R3

12/25

Class R4

LINSX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$136	1.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.35%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,065	$9,953	$9,844
12/31/2015	$10,026	$9,964	$9,712
1/31/2016	$9,277	$9,234	$9,009
2/29/2016	$9,074	$9,222	$8,844
3/31/2016	$9,903	$10,017	$9,420
4/30/2016	$9,959	$10,317	$9,693
5/31/2016	$10,082	$10,305	$9,605
6/30/2016	$9,486	$9,887	$9,282
7/31/2016	$9,983	$10,469	$9,753
8/31/2016	$9,946	$10,399	$9,760
9/30/2016	$10,180	$10,675	$9,879
10/31/2016	$9,897	$10,333	$9,677
11/30/2016	$9,559	$10,066	$9,485
12/31/2016	$9,691	$10,342	$9,809
1/31/2017	$10,100	$10,698	$10,093
2/28/2017	$10,230	$10,912	$10,238
3/31/2017	$10,652	$11,146	$10,520
4/30/2017	$11,185	$11,523	$10,787
5/31/2017	$11,582	$11,985	$11,183
6/30/2017	$11,644	$12,044	$11,163
7/31/2017	$12,146	$12,449	$11,485
8/31/2017	$12,345	$12,544	$11,481
9/30/2017	$12,630	$12,884	$11,767
10/31/2017	$12,909	$13,057	$11,945
11/30/2017	$13,120	$13,293	$12,071
12/31/2017	$13,365	$13,689	$12,265
1/31/2018	$14,078	$14,352	$12,880
2/28/2018	$13,235	$13,748	$12,298
3/31/2018	$13,145	$13,572	$12,077
4/30/2018	$13,067	$13,761	$12,352
5/31/2018	$12,827	$13,695	$12,075
6/30/2018	$12,581	$13,421	$11,927
7/31/2018	$12,445	$13,507	$12,221
8/31/2018	$12,218	$13,491	$11,985
9/30/2018	$12,127	$13,385	$12,089
10/31/2018	$10,883	$12,051	$11,127
11/30/2018	$10,863	$11,949	$11,113
12/31/2018	$10,191	$11,169	$10,573
1/31/2019	$11,016	$12,076	$11,268
2/28/2019	$11,111	$12,389	$11,555
3/31/2019	$11,169	$12,328	$11,628
4/30/2019	$11,446	$12,691	$11,955
5/31/2019	$10,870	$12,064	$11,381
6/30/2019	$11,446	$12,651	$12,056
7/31/2019	$11,206	$12,529	$11,903
8/31/2019	$10,994	$12,202	$11,595
9/30/2019	$11,242	$12,460	$11,927
10/31/2019	$11,651	$13,004	$12,356
11/30/2019	$11,775	$13,282	$12,495
12/31/2019	$12,352	$13,922	$12,901
1/31/2020	$11,864	$13,484	$12,631
2/29/2020	$10,998	$12,150	$11,490
3/31/2020	$8,935	$9,931	$9,956
4/30/2020	$9,904	$11,112	$10,599
5/31/2020	$10,525	$11,880	$11,061
6/30/2020	$10,821	$12,177	$11,437
7/31/2020	$11,420	$12,816	$11,704
8/31/2020	$12,034	$13,696	$12,306
9/30/2020	$11,849	$13,459	$11,986
10/31/2020	$11,546	$12,987	$11,507
11/30/2020	$13,173	$14,928	$13,291
12/31/2020	$14,127	$15,909	$13,909
1/31/2021	$13,920	$15,864	$13,761
2/28/2021	$14,356	$16,306	$14,070
3/31/2021	$14,504	$16,577	$14,393
4/30/2021	$15,303	$17,298	$14,826
5/31/2021	$15,643	$17,731	$15,310
6/30/2021	$15,569	$17,555	$15,137
7/31/2021	$15,784	$17,678	$15,251
8/31/2021	$16,213	$18,118	$15,520
9/30/2021	$15,532	$17,488	$15,070
10/31/2021	$15,724	$17,778	$15,441
11/30/2021	$14,896	$16,662	$14,722
12/31/2021	$15,472	$17,431	$15,476
1/31/2022	$14,586	$16,124	$14,728
2/28/2022	$14,184	$15,964	$14,468
3/31/2022	$13,964	$16,024	$14,561
4/30/2022	$13,078	$14,890	$13,619
5/31/2022	$13,245	$14,884	$13,721
6/30/2022	$11,987	$13,179	$12,448
7/31/2022	$12,676	$14,019	$13,068
8/31/2022	$11,850	$13,383	$12,447
9/30/2022	$10,593	$11,771	$11,283
10/31/2022	$11,161	$12,335	$11,889
11/30/2022	$12,510	$13,604	$13,229
12/31/2022	$12,326	$13,698	$13,239
1/31/2023	$13,405	$14,889	$14,311
2/28/2023	$13,181	$14,559	$14,013
3/31/2023	$13,397	$14,598	$14,360
4/30/2023	$13,551	$14,806	$14,765
5/31/2023	$12,981	$14,158	$14,141
6/30/2023	$13,320	$14,643	$14,784
7/31/2023	$13,967	$15,377	$15,263
8/31/2023	$13,597	$14,811	$14,678
9/30/2023	$12,773	$14,102	$14,176
10/31/2023	$12,225	$13,257	$13,602
11/30/2023	$13,412	$14,607	$14,864
12/31/2023	$14,141	$15,626	$15,654
1/31/2024	$13,937	$15,263	$15,744
2/29/2024	$14,117	$15,310	$16,032
3/31/2024	$14,587	$15,964	$16,559
4/30/2024	$14,039	$15,547	$16,135
5/31/2024	$14,705	$16,316	$16,760
6/30/2024	$14,290	$15,840	$16,490
7/31/2024	$15,080	$16,507	$16,974
8/31/2024	$15,597	$16,760	$17,525
9/30/2024	$15,840	$17,216	$17,687
10/31/2024	$14,759	$16,208	$16,725
11/30/2024	$14,744	$16,118	$16,631
12/31/2024	$14,169	$15,687	$16,252
1/31/2025	$14,441	$16,209	$17,106
2/28/2025	$14,544	$16,212	$17,438
3/31/2025	$14,800	$16,206	$17,368
4/30/2025	$15,677	$17,168	$18,163
5/31/2025	$16,762	$18,223	$18,994
6/30/2025	$17,393	$19,082	$19,413
7/31/2025	$16,922	$19,194	$19,140
8/31/2025	$17,480	$19,946	$19,956
9/30/2025	$17,760	$20,431	$20,338
10/31/2025	$17,321	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	17.35%	8.45%	5.65%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LINSX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8721-R4

12/25

Class R5

LINTX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$109	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.62%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,063	$9,953	$9,844
12/31/2015	$10,033	$9,964	$9,712
1/31/2016	$9,283	$9,234	$9,009
2/29/2016	$9,086	$9,222	$8,844
3/31/2016	$9,913	$10,017	$9,420
4/30/2016	$9,967	$10,317	$9,693
5/31/2016	$10,099	$10,305	$9,605
6/30/2016	$9,499	$9,887	$9,282
7/31/2016	$10,003	$10,469	$9,753
8/31/2016	$9,967	$10,399	$9,760
9/30/2016	$10,200	$10,675	$9,879
10/31/2016	$9,925	$10,333	$9,677
11/30/2016	$9,583	$10,066	$9,485
12/31/2016	$9,715	$10,342	$9,809
1/31/2017	$10,132	$10,698	$10,093
2/28/2017	$10,259	$10,912	$10,238
3/31/2017	$10,683	$11,146	$10,520
4/30/2017	$11,228	$11,523	$10,787
5/31/2017	$11,627	$11,985	$11,183
6/30/2017	$11,694	$12,044	$11,163
7/31/2017	$12,196	$12,449	$11,485
8/31/2017	$12,402	$12,544	$11,481
9/30/2017	$12,687	$12,884	$11,767
10/31/2017	$12,971	$13,057	$11,945
11/30/2017	$13,183	$13,293	$12,071
12/31/2017	$13,439	$13,689	$12,265
1/31/2018	$14,155	$14,352	$12,880
2/28/2018	$13,306	$13,748	$12,298
3/31/2018	$13,218	$13,572	$12,077
4/30/2018	$13,148	$13,761	$12,352
5/31/2018	$12,908	$13,695	$12,075
6/30/2018	$12,667	$13,421	$11,927
7/31/2018	$12,528	$13,507	$12,221
8/31/2018	$12,306	$13,491	$11,985
9/30/2018	$12,218	$13,385	$12,089
10/31/2018	$10,964	$12,051	$11,127
11/30/2018	$10,945	$11,949	$11,113
12/31/2018	$10,277	$11,169	$10,573
1/31/2019	$11,104	$12,076	$11,268
2/28/2019	$11,204	$12,389	$11,555
3/31/2019	$11,261	$12,328	$11,628
4/30/2019	$11,539	$12,691	$11,955
5/31/2019	$10,961	$12,064	$11,381
6/30/2019	$11,553	$12,651	$12,056
7/31/2019	$11,311	$12,529	$11,903
8/31/2019	$11,097	$12,202	$11,595
9/30/2019	$11,353	$12,460	$11,927
10/31/2019	$11,760	$13,004	$12,356
11/30/2019	$11,895	$13,282	$12,495
12/31/2019	$12,482	$13,922	$12,901
1/31/2020	$11,990	$13,484	$12,631
2/29/2020	$11,115	$12,150	$11,490
3/31/2020	$9,032	$9,931	$9,956
4/30/2020	$10,016	$11,112	$10,599
5/31/2020	$10,638	$11,880	$11,061
6/30/2020	$10,948	$12,177	$11,437
7/31/2020	$11,556	$12,816	$11,704
8/31/2020	$12,178	$13,696	$12,306
9/30/2020	$11,990	$13,459	$11,986
10/31/2020	$11,693	$12,987	$11,507
11/30/2020	$13,335	$14,928	$13,291
12/31/2020	$14,304	$15,909	$13,909
1/31/2021	$14,101	$15,864	$13,761
2/28/2021	$14,550	$16,306	$14,070
3/31/2021	$14,702	$16,577	$14,393
4/30/2021	$15,512	$17,298	$14,826
5/31/2021	$15,859	$17,731	$15,310
6/30/2021	$15,786	$17,555	$15,137
7/31/2021	$16,010	$17,678	$15,251
8/31/2021	$16,444	$18,118	$15,520
9/30/2021	$15,757	$17,488	$15,070
10/31/2021	$15,960	$17,778	$15,441
11/30/2021	$15,121	$16,662	$14,722
12/31/2021	$15,705	$17,431	$15,476
1/31/2022	$14,808	$16,124	$14,728
2/28/2022	$14,407	$15,964	$14,468
3/31/2022	$14,184	$16,024	$14,561
4/30/2022	$13,294	$14,890	$13,619
5/31/2022	$13,465	$14,884	$13,721
6/30/2022	$12,181	$13,179	$12,448
7/31/2022	$12,886	$14,019	$13,068
8/31/2022	$12,055	$13,383	$12,447
9/30/2022	$10,772	$11,771	$11,283
10/31/2022	$11,351	$12,335	$11,889
11/30/2022	$12,730	$13,604	$13,229
12/31/2022	$12,544	$13,698	$13,239
1/31/2023	$13,640	$14,889	$14,311
2/28/2023	$13,421	$14,559	$14,013
3/31/2023	$13,648	$14,598	$14,360
4/30/2023	$13,807	$14,806	$14,765
5/31/2023	$13,225	$14,158	$14,141
6/30/2023	$13,572	$14,643	$14,784
7/31/2023	$14,238	$15,377	$15,263
8/31/2023	$13,867	$14,811	$14,678
9/30/2023	$13,020	$14,102	$14,176
10/31/2023	$12,468	$13,257	$13,602
11/30/2023	$13,678	$14,607	$14,864
12/31/2023	$14,429	$15,626	$15,654
1/31/2024	$14,222	$15,263	$15,744
2/29/2024	$14,406	$15,310	$16,032
3/31/2024	$14,899	$15,964	$16,559
4/30/2024	$14,337	$15,547	$16,135
5/31/2024	$15,022	$16,316	$16,760
6/30/2024	$14,599	$15,840	$16,490
7/31/2024	$15,414	$16,507	$16,974
8/31/2024	$15,945	$16,760	$17,525
9/30/2024	$16,198	$17,216	$17,687
10/31/2024	$15,091	$16,208	$16,725
11/30/2024	$15,083	$16,118	$16,631
12/31/2024	$14,492	$15,687	$16,252
1/31/2025	$14,775	$16,209	$17,106
2/28/2025	$14,877	$16,212	$17,438
3/31/2025	$15,143	$16,206	$17,368
4/30/2025	$16,046	$17,168	$18,163
5/31/2025	$17,169	$18,223	$18,994
6/30/2025	$17,813	$19,082	$19,413
7/31/2025	$17,342	$19,194	$19,140
8/31/2025	$17,907	$19,946	$19,956
9/30/2025	$18,205	$20,431	$20,338
10/31/2025	$17,750	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	17.62%	8.71%	5.91%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LINTX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8753-R5

12/25

Class R6

LINVX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.92%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 17.72%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 25.35% return of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Alpha Bank SA. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RENK Group AG.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Breedon Group PLC. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Tate & Lyle PLC.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,069	$9,953	$9,844
12/31/2015	$10,040	$9,964	$9,712
1/31/2016	$9,285	$9,234	$9,009
2/29/2016	$9,087	$9,222	$8,844
3/31/2016	$9,920	$10,017	$9,420
4/30/2016	$9,974	$10,317	$9,693
5/31/2016	$10,106	$10,305	$9,605
6/30/2016	$9,513	$9,887	$9,282
7/31/2016	$10,010	$10,469	$9,753
8/31/2016	$9,980	$10,399	$9,760
9/30/2016	$10,220	$10,675	$9,879
10/31/2016	$9,944	$10,333	$9,677
11/30/2016	$9,603	$10,066	$9,485
12/31/2016	$9,738	$10,342	$9,809
1/31/2017	$10,155	$10,698	$10,093
2/28/2017	$10,289	$10,912	$10,238
3/31/2017	$10,712	$11,146	$10,520
4/30/2017	$11,257	$11,523	$10,787
5/31/2017	$11,656	$11,985	$11,183
6/30/2017	$11,723	$12,044	$11,163
7/31/2017	$12,231	$12,449	$11,485
8/31/2017	$12,437	$12,544	$11,481
9/30/2017	$12,728	$12,884	$11,767
10/31/2017	$13,012	$13,057	$11,945
11/30/2017	$13,224	$13,293	$12,071
12/31/2017	$13,475	$13,689	$12,265
1/31/2018	$14,197	$14,352	$12,880
2/28/2018	$13,349	$13,748	$12,298
3/31/2018	$13,260	$13,572	$12,077
4/30/2018	$13,191	$13,761	$12,352
5/31/2018	$12,950	$13,695	$12,075
6/30/2018	$12,703	$13,421	$11,927
7/31/2018	$12,570	$13,507	$12,221
8/31/2018	$12,349	$13,491	$11,985
9/30/2018	$12,260	$13,385	$12,089
10/31/2018	$11,007	$12,051	$11,127
11/30/2018	$10,982	$11,949	$11,113
12/31/2018	$10,315	$11,169	$10,573
1/31/2019	$11,141	$12,076	$11,268
2/28/2019	$11,248	$12,389	$11,555
3/31/2019	$11,312	$12,328	$11,628
4/30/2019	$11,590	$12,691	$11,955
5/31/2019	$11,013	$12,064	$11,381
6/30/2019	$11,604	$12,651	$12,056
7/31/2019	$11,362	$12,529	$11,903
8/31/2019	$11,148	$12,202	$11,595
9/30/2019	$11,405	$12,460	$11,927
10/31/2019	$11,818	$13,004	$12,356
11/30/2019	$11,953	$13,282	$12,495
12/31/2019	$12,542	$13,922	$12,901
1/31/2020	$12,050	$13,484	$12,631
2/29/2020	$11,168	$12,150	$11,490
3/31/2020	$9,072	$9,931	$9,956
4/30/2020	$10,062	$11,112	$10,599
5/31/2020	$10,699	$11,880	$11,061
6/30/2020	$11,002	$12,177	$11,437
7/31/2020	$11,617	$12,816	$11,704
8/31/2020	$12,246	$13,696	$12,306
9/30/2020	$12,058	$13,459	$11,986
10/31/2020	$11,754	$12,987	$11,507
11/30/2020	$13,409	$14,928	$13,291
12/31/2020	$14,385	$15,909	$13,909
1/31/2021	$14,176	$15,864	$13,761
2/28/2021	$14,631	$16,306	$14,070
3/31/2021	$14,783	$16,577	$14,393
4/30/2021	$15,607	$17,298	$14,826
5/31/2021	$15,954	$17,731	$15,310
6/30/2021	$15,882	$17,555	$15,137
7/31/2021	$16,106	$17,678	$15,251
8/31/2021	$16,547	$18,118	$15,520
9/30/2021	$15,860	$17,488	$15,070
10/31/2021	$16,062	$17,778	$15,441
11/30/2021	$15,217	$16,662	$14,722
12/31/2021	$15,808	$17,431	$15,476
1/31/2022	$14,910	$16,124	$14,728
2/28/2022	$14,502	$15,964	$14,468
3/31/2022	$14,280	$16,024	$14,561
4/30/2022	$13,382	$14,890	$13,619
5/31/2022	$13,553	$14,884	$13,721
6/30/2022	$12,269	$13,179	$12,448
7/31/2022	$12,974	$14,019	$13,068
8/31/2022	$12,136	$13,383	$12,447
9/30/2022	$10,853	$11,771	$11,283
10/31/2022	$11,431	$12,335	$11,889
11/30/2022	$12,826	$13,604	$13,229
12/31/2022	$12,636	$13,698	$13,239
1/31/2023	$13,747	$14,889	$14,311
2/28/2023	$13,520	$14,559	$14,013
3/31/2023	$13,747	$14,598	$14,360
4/30/2023	$13,906	$14,806	$14,765
5/31/2023	$13,324	$14,158	$14,141
6/30/2023	$13,679	$14,643	$14,784
7/31/2023	$14,345	$15,377	$15,263
8/31/2023	$13,974	$14,811	$14,678
9/30/2023	$13,127	$14,102	$14,176
10/31/2023	$12,568	$13,257	$13,602
11/30/2023	$13,793	$14,607	$14,864
12/31/2023	$14,539	$15,626	$15,654
1/31/2024	$14,339	$15,263	$15,744
2/29/2024	$14,523	$15,310	$16,032
3/31/2024	$15,016	$15,964	$16,559
4/30/2024	$14,454	$15,547	$16,135
5/31/2024	$15,146	$16,316	$16,760
6/30/2024	$14,723	$15,840	$16,490
7/31/2024	$15,539	$16,507	$16,974
8/31/2024	$16,077	$16,760	$17,525
9/30/2024	$16,331	$17,216	$17,687
10/31/2024	$15,223	$16,208	$16,725
11/30/2024	$15,208	$16,118	$16,631
12/31/2024	$14,625	$15,687	$16,252
1/31/2025	$14,907	$16,209	$17,106
2/28/2025	$15,009	$16,212	$17,438
3/31/2025	$15,284	$16,206	$17,368
4/30/2025	$16,195	$17,168	$18,163
5/31/2025	$17,325	$18,223	$18,994
6/30/2025	$17,977	$19,082	$19,413
7/31/2025	$17,498	$19,194	$19,140
8/31/2025	$18,079	$19,946	$19,956
9/30/2025	$18,377	$20,431	$20,338
10/31/2025	$17,922	$20,317	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	17.72%	8.80%	6.01%
S&P Developed Ex US Small Cap Index	25.35%	9.36%	7.35%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$317,906,486
# of Portfolio Holdings	117
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,333,012

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.39%
Consumer Discretionary	8.17%
Consumer Staples	4.46%
Energy	3.19%
Financials	16.32%
Health Care	4.66%
Industrials	27.65%
Information Technology	13.46%
Materials	7.78%
Real Estate	5.90%
Utilities	1.00%
Repurchase Agreements	3.36%
Money Market FundsFootnote Reference(a)	1.49%
Time DepositsFootnote Reference(a)	0.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LINVX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8785-R6

12/25

Class A

LIDAX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.45%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$9,425	$10,000	$10,000	$10,000
11/30/2015	$9,291	$9,752	$9,753	$9,844
12/31/2015	$9,098	$9,564	$9,567	$9,712
1/31/2016	$8,708	$8,786	$8,791	$9,009
2/29/2016	$8,480	$8,616	$8,624	$8,844
3/31/2016	$9,127	$9,184	$9,200	$9,420
4/30/2016	$9,277	$9,547	$9,575	$9,693
5/31/2016	$9,114	$9,395	$9,438	$9,605
6/30/2016	$9,075	$8,928	$8,976	$9,282
7/31/2016	$9,336	$9,398	$9,448	$9,753
8/31/2016	$9,377	$9,550	$9,603	$9,760
9/30/2016	$9,517	$9,642	$9,702	$9,879
10/31/2016	$9,282	$9,665	$9,725	$9,677
11/30/2016	$9,130	$9,605	$9,666	$9,485
12/31/2016	$9,328	$10,045	$10,111	$9,809
1/31/2017	$9,523	$10,292	$10,361	$10,093
2/28/2017	$9,621	$10,362	$10,434	$10,238
3/31/2017	$9,876	$10,652	$10,739	$10,520
4/30/2017	$10,002	$10,876	$10,971	$10,787
5/31/2017	$10,312	$11,127	$11,245	$11,183
6/30/2017	$10,330	$11,161	$11,283	$11,163
7/31/2017	$10,729	$11,534	$11,662	$11,485
8/31/2017	$10,786	$11,462	$11,591	$11,481
9/30/2017	$10,909	$11,816	$11,954	$11,767
10/31/2017	$10,923	$11,907	$12,048	$11,945
11/30/2017	$11,052	$12,014	$12,158	$12,071
12/31/2017	$11,309	$12,198	$12,347	$12,265
1/31/2018	$11,941	$12,857	$13,015	$12,880
2/28/2018	$11,280	$12,246	$12,399	$12,298
3/31/2018	$11,193	$11,951	$12,116	$12,077
4/30/2018	$11,251	$12,319	$12,503	$12,352
5/31/2018	$10,919	$11,785	$11,981	$12,075
6/30/2018	$10,650	$11,636	$11,833	$11,927
7/31/2018	$10,943	$11,970	$12,175	$12,221
8/31/2018	$10,591	$11,534	$11,733	$11,985
9/30/2018	$10,747	$11,773	$11,983	$12,089
10/31/2018	$9,935	$10,991	$11,188	$11,127
11/30/2018	$9,935	$10,930	$11,128	$11,113
12/31/2018	$9,505	$10,396	$10,587	$10,573
1/31/2019	$10,112	$11,091	$11,297	$11,268
2/28/2019	$10,231	$11,276	$11,486	$11,555
3/31/2019	$10,196	$11,219	$11,442	$11,628
4/30/2019	$10,465	$11,480	$11,718	$11,955
5/31/2019	$9,809	$10,815	$11,063	$11,381
6/30/2019	$10,418	$11,392	$11,658	$12,056
7/31/2019	$10,190	$11,135	$11,397	$11,903
8/31/2019	$9,963	$10,678	$10,931	$11,595
9/30/2019	$10,286	$11,193	$11,466	$11,927
10/31/2019	$10,621	$11,597	$11,881	$12,356
11/30/2019	$10,713	$11,643	$11,931	$12,495
12/31/2019	$11,173	$12,068	$12,369	$12,901
1/31/2020	$10,776	$11,632	$11,923	$12,631
2/29/2020	$9,905	$10,531	$10,797	$11,490
3/31/2020	$8,040	$8,665	$8,895	$9,956
4/30/2020	$8,607	$9,129	$9,379	$10,599
5/31/2020	$8,898	$9,407	$9,673	$11,061
6/30/2020	$9,319	$9,742	$10,023	$11,437
7/31/2020	$9,504	$9,761	$10,045	$11,704
8/31/2020	$9,997	$10,332	$10,635	$12,306
9/30/2020	$9,685	$9,858	$10,154	$11,986
10/31/2020	$9,359	$9,461	$9,746	$11,507
11/30/2020	$10,988	$11,253	$11,593	$13,291
12/31/2020	$11,606	$11,751	$12,109	$13,909
1/31/2021	$11,324	$11,659	$12,016	$13,761
2/28/2021	$11,998	$12,215	$12,592	$14,070
3/31/2021	$12,441	$12,626	$13,030	$14,393
4/30/2021	$12,723	$12,867	$13,289	$14,826
5/31/2021	$13,178	$13,313	$13,766	$15,310
6/30/2021	$12,739	$13,006	$13,453	$15,137
7/31/2021	$12,691	$12,974	$13,423	$15,251
8/31/2021	$12,834	$13,121	$13,576	$15,520
9/30/2021	$12,402	$12,880	$13,345	$15,070
10/31/2021	$12,769	$13,086	$13,563	$15,441
11/30/2021	$12,066	$12,298	$12,750	$14,722
12/31/2021	$12,734	$13,031	$13,511	$15,476
1/31/2022	$12,912	$13,167	$13,654	$14,728
2/28/2022	$12,588	$12,988	$13,471	$14,468
3/31/2022	$12,515	$13,074	$13,580	$14,561
4/30/2022	$11,881	$12,413	$12,906	$13,619
5/31/2022	$12,206	$12,719	$13,251	$13,721
6/30/2022	$11,107	$11,452	$11,935	$12,448
7/31/2022	$11,340	$11,691	$12,185	$13,068
8/31/2022	$10,660	$11,296	$11,776	$12,447
9/30/2022	$9,602	$10,283	$10,727	$11,283
10/31/2022	$10,271	$10,947	$11,420	$11,889
11/30/2022	$11,509	$12,150	$12,677	$13,229
12/31/2022	$11,345	$12,303	$12,843	$13,239
1/31/2023	$12,320	$13,253	$13,837	$14,311
2/28/2023	$12,101	$13,067	$13,645	$14,013
3/31/2023	$12,163	$13,034	$13,631	$14,360
4/30/2023	$12,534	$13,454	$14,086	$14,765
5/31/2023	$11,825	$12,729	$13,356	$14,141
6/30/2023	$12,451	$13,445	$14,113	$14,784
7/31/2023	$12,948	$14,056	$14,758	$15,263
8/31/2023	$12,502	$13,639	$14,322	$14,678
9/30/2023	$12,234	$13,524	$14,209	$14,176
10/31/2023	$11,718	$12,929	$13,585	$13,602
11/30/2023	$12,630	$13,953	$14,666	$14,864
12/31/2023	$13,084	$14,635	$15,385	$15,654
1/31/2024	$13,015	$14,625	$15,377	$15,744
2/29/2024	$13,292	$14,652	$15,407	$16,032
3/31/2024	$13,885	$15,291	$16,108	$16,559
4/30/2024	$13,728	$15,134	$15,963	$16,135
5/31/2024	$14,478	$15,731	$16,623	$16,760
6/30/2024	$14,026	$15,293	$16,166	$16,490
7/31/2024	$14,701	$16,010	$16,927	$16,974
8/31/2024	$15,002	$16,419	$17,362	$17,525
9/30/2024	$15,054	$16,653	$17,618	$17,687
10/31/2024	$14,359	$15,870	$16,794	$16,725
11/30/2024	$14,448	$15,748	$16,669	$16,631
12/31/2024	$14,091	$15,467	$16,375	$16,252
1/31/2025	$14,647	$16,256	$17,213	$17,106
2/28/2025	$15,257	$16,862	$17,858	$17,438
3/31/2025	$15,599	$17,255	$18,302	$17,368
4/30/2025	$16,121	$17,955	$19,072	$18,163
5/31/2025	$16,823	$18,676	$19,877	$18,994
6/30/2025	$17,240	$19,000	$20,228	$19,413
7/31/2025	$16,910	$19,049	$20,284	$19,140
8/31/2025	$17,661	$20,139	$21,447	$19,956
9/30/2025	$18,065	$20,404	$21,742	$20,338
10/31/2025	$18,157	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	26.45%	14.17%	6.78%
Class A with sales charge	19.20%	12.82%	6.15%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LIDAX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2117-A

12/25

Class C

LIDCX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 25.40%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,871	$9,752	$9,753	$9,844
12/31/2015	$9,644	$9,564	$9,567	$9,712
1/31/2016	$9,242	$8,786	$8,791	$9,009
2/29/2016	$8,983	$8,616	$8,624	$8,844
3/31/2016	$9,658	$9,184	$9,200	$9,420
4/30/2016	$9,817	$9,547	$9,575	$9,693
5/31/2016	$9,643	$9,395	$9,438	$9,605
6/30/2016	$9,597	$8,928	$8,976	$9,282
7/31/2016	$9,861	$9,398	$9,448	$9,753
8/31/2016	$9,890	$9,550	$9,603	$9,760
9/30/2016	$10,034	$9,642	$9,702	$9,879
10/31/2016	$9,799	$9,665	$9,725	$9,677
11/30/2016	$9,622	$9,605	$9,666	$9,485
12/31/2016	$9,813	$10,045	$10,111	$9,809
1/31/2017	$10,020	$10,292	$10,361	$10,093
2/28/2017	$10,109	$10,362	$10,434	$10,238
3/31/2017	$10,374	$10,652	$10,739	$10,520
4/30/2017	$10,508	$10,876	$10,971	$10,787
5/31/2017	$10,821	$11,127	$11,245	$11,183
6/30/2017	$10,835	$11,161	$11,283	$11,163
7/31/2017	$11,242	$11,534	$11,662	$11,485
8/31/2017	$11,302	$11,462	$11,591	$11,481
9/30/2017	$11,425	$11,816	$11,954	$11,767
10/31/2017	$11,425	$11,907	$12,048	$11,945
11/30/2017	$11,546	$12,014	$12,158	$12,071
12/31/2017	$11,825	$12,198	$12,347	$12,265
1/31/2018	$12,477	$12,857	$13,015	$12,880
2/28/2018	$11,780	$12,246	$12,399	$12,298
3/31/2018	$11,665	$11,951	$12,116	$12,077
4/30/2018	$11,741	$12,319	$12,503	$12,352
5/31/2018	$11,377	$11,785	$11,981	$12,075
6/30/2018	$11,086	$11,636	$11,833	$11,927
7/31/2018	$11,394	$11,970	$12,175	$12,221
8/31/2018	$11,025	$11,534	$11,733	$11,985
9/30/2018	$11,166	$11,773	$11,983	$12,089
10/31/2018	$10,315	$10,991	$11,188	$11,127
11/30/2018	$10,300	$10,930	$11,128	$11,113
12/31/2018	$9,860	$10,396	$10,587	$10,573
1/31/2019	$10,479	$11,091	$11,297	$11,268
2/28/2019	$10,588	$11,276	$11,486	$11,555
3/31/2019	$10,562	$11,219	$11,442	$11,628
4/30/2019	$10,826	$11,480	$11,718	$11,955
5/31/2019	$10,142	$10,815	$11,063	$11,381
6/30/2019	$10,772	$11,392	$11,658	$12,056
7/31/2019	$10,520	$11,135	$11,397	$11,903
8/31/2019	$10,283	$10,678	$10,931	$11,595
9/30/2019	$10,599	$11,193	$11,466	$11,927
10/31/2019	$10,947	$11,597	$11,881	$12,356
11/30/2019	$11,041	$11,643	$11,931	$12,495
12/31/2019	$11,499	$12,068	$12,369	$12,901
1/31/2020	$11,086	$11,632	$11,923	$12,631
2/29/2020	$10,182	$10,531	$10,797	$11,490
3/31/2020	$8,263	$8,665	$8,895	$9,956
4/30/2020	$8,834	$9,129	$9,379	$10,599
5/31/2020	$9,135	$9,407	$9,673	$11,061
6/30/2020	$9,568	$9,742	$10,023	$11,437
7/31/2020	$9,744	$9,761	$10,045	$11,704
8/31/2020	$10,238	$10,332	$10,635	$12,306
9/30/2020	$9,906	$9,858	$10,154	$11,986
10/31/2020	$9,570	$9,461	$9,746	$11,507
11/30/2020	$11,234	$11,253	$11,593	$13,291
12/31/2020	$11,849	$11,751	$12,109	$13,909
1/31/2021	$11,559	$11,659	$12,016	$13,761
2/28/2021	$12,236	$12,215	$12,592	$14,070
3/31/2021	$12,688	$12,626	$13,030	$14,393
4/30/2021	$12,962	$12,867	$13,289	$14,826
5/31/2021	$13,413	$13,313	$13,766	$15,310
6/30/2021	$12,967	$13,006	$13,453	$15,137
7/31/2021	$12,919	$12,974	$13,423	$15,251
8/31/2021	$13,049	$13,121	$13,576	$15,520
9/30/2021	$12,595	$12,880	$13,345	$15,070
10/31/2021	$12,954	$13,086	$13,563	$15,441
11/30/2021	$12,236	$12,298	$12,750	$14,722
12/31/2021	$12,909	$13,031	$13,511	$15,476
1/31/2022	$13,091	$13,167	$13,654	$14,728
2/28/2022	$12,744	$12,988	$13,471	$14,468
3/31/2022	$12,676	$13,074	$13,580	$14,561
4/30/2022	$12,013	$12,413	$12,906	$13,619
5/31/2022	$12,345	$12,719	$13,251	$13,721
6/30/2022	$11,216	$11,452	$11,935	$12,448
7/31/2022	$11,452	$11,691	$12,185	$13,068
8/31/2022	$10,744	$11,296	$11,776	$12,447
9/30/2022	$9,677	$10,283	$10,727	$11,283
10/31/2022	$10,339	$10,947	$11,420	$11,889
11/30/2022	$11,579	$12,150	$12,677	$13,229
12/31/2022	$11,423	$12,303	$12,843	$13,239
1/31/2023	$12,394	$13,253	$13,837	$14,311
2/28/2023	$12,155	$13,067	$13,645	$14,013
3/31/2023	$12,224	$13,034	$13,631	$14,360
4/30/2023	$12,583	$13,454	$14,086	$14,765
5/31/2023	$11,849	$12,729	$13,356	$14,141
6/30/2023	$12,488	$13,445	$14,113	$14,784
7/31/2023	$12,971	$14,056	$14,758	$15,263
8/31/2023	$12,522	$13,639	$14,322	$14,678
9/30/2023	$12,226	$13,524	$14,209	$14,176
10/31/2023	$11,706	$12,929	$13,585	$13,602
11/30/2023	$12,624	$13,953	$14,666	$14,864
12/31/2023	$13,074	$14,635	$15,385	$15,654
1/31/2024	$12,987	$14,625	$15,377	$15,744
2/29/2024	$13,248	$14,652	$15,407	$16,032
3/31/2024	$13,835	$15,291	$16,108	$16,559
4/30/2024	$13,677	$15,134	$15,963	$16,135
5/31/2024	$14,412	$15,731	$16,623	$16,760
6/30/2024	$13,964	$15,293	$16,166	$16,490
7/31/2024	$14,621	$16,010	$16,927	$16,974
8/31/2024	$14,905	$16,419	$17,362	$17,525
9/30/2024	$14,964	$16,653	$17,618	$17,687
10/31/2024	$14,252	$15,870	$16,794	$16,725
11/30/2024	$14,341	$15,748	$16,669	$16,631
12/31/2024	$13,970	$15,467	$16,375	$16,252
1/31/2025	$14,506	$16,256	$17,213	$17,106
2/28/2025	$15,114	$16,862	$17,858	$17,438
3/31/2025	$15,429	$17,255	$18,302	$17,368
4/30/2025	$15,931	$17,955	$19,072	$18,163
5/31/2025	$16,629	$18,676	$19,877	$18,994
6/30/2025	$17,013	$19,000	$20,228	$19,413
7/31/2025	$16,685	$19,049	$20,284	$19,140
8/31/2025	$17,431	$20,139	$21,447	$19,956
9/30/2025	$17,799	$20,404	$21,742	$20,338
10/31/2025	$17,872	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	25.40%	13.31%	5.98%
Class C with sales charge	24.40%	13.31%	5.98%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LIDCX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2119-C

12/25

Class F

LIDFX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$92	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.66%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,873	$9,752	$9,753	$9,844
12/31/2015	$9,658	$9,564	$9,567	$9,712
1/31/2016	$9,259	$8,786	$8,791	$9,009
2/29/2016	$9,003	$8,616	$8,624	$8,844
3/31/2016	$9,693	$9,184	$9,200	$9,420
4/30/2016	$9,851	$9,547	$9,575	$9,693
5/31/2016	$9,678	$9,395	$9,438	$9,605
6/30/2016	$9,654	$8,928	$8,976	$9,282
7/31/2016	$9,932	$9,398	$9,448	$9,753
8/31/2016	$9,961	$9,550	$9,603	$9,760
9/30/2016	$10,113	$9,642	$9,702	$9,879
10/31/2016	$9,878	$9,665	$9,725	$9,677
11/30/2016	$9,702	$9,605	$9,666	$9,485
12/31/2016	$9,917	$10,045	$10,111	$9,809
1/31/2017	$10,139	$10,292	$10,361	$10,093
2/28/2017	$10,227	$10,362	$10,434	$10,238
3/31/2017	$10,502	$10,652	$10,739	$10,520
4/30/2017	$10,652	$10,876	$10,971	$10,787
5/31/2017	$10,980	$11,127	$11,245	$11,183
6/30/2017	$11,004	$11,161	$11,283	$11,163
7/31/2017	$11,427	$11,534	$11,662	$11,485
8/31/2017	$11,488	$11,462	$11,591	$11,481
9/30/2017	$11,623	$11,816	$11,954	$11,767
10/31/2017	$11,653	$11,907	$12,048	$11,945
11/30/2017	$11,775	$12,014	$12,158	$12,071
12/31/2017	$12,067	$12,198	$12,347	$12,265
1/31/2018	$12,740	$12,857	$13,015	$12,880
2/28/2018	$12,037	$12,246	$12,399	$12,298
3/31/2018	$11,934	$11,951	$12,116	$12,077
4/30/2018	$12,010	$12,319	$12,503	$12,352
5/31/2018	$11,657	$11,785	$11,981	$12,075
6/30/2018	$11,361	$11,636	$11,833	$11,927
7/31/2018	$11,688	$11,970	$12,175	$12,221
8/31/2018	$11,314	$11,534	$11,733	$11,985
9/30/2018	$11,468	$11,773	$11,983	$12,089
10/31/2018	$10,619	$10,991	$11,188	$11,127
11/30/2018	$10,619	$10,930	$11,128	$11,113
12/31/2018	$10,166	$10,396	$10,587	$10,573
1/31/2019	$10,813	$11,091	$11,297	$11,268
2/28/2019	$10,939	$11,276	$11,486	$11,555
3/31/2019	$10,906	$11,219	$11,442	$11,628
4/30/2019	$11,192	$11,480	$11,718	$11,955
5/31/2019	$10,493	$10,815	$11,063	$11,381
6/30/2019	$11,146	$11,392	$11,658	$12,056
7/31/2019	$10,903	$11,135	$11,397	$11,903
8/31/2019	$10,661	$10,678	$10,931	$11,595
9/30/2019	$11,010	$11,193	$11,466	$11,927
10/31/2019	$11,367	$11,597	$11,881	$12,356
11/30/2019	$11,480	$11,643	$11,931	$12,495
12/31/2019	$11,959	$12,068	$12,369	$12,901
1/31/2020	$11,552	$11,632	$11,923	$12,631
2/29/2020	$10,607	$10,531	$10,797	$11,490
3/31/2020	$8,608	$8,665	$8,895	$9,956
4/30/2020	$9,212	$9,129	$9,379	$10,599
5/31/2020	$9,539	$9,407	$9,673	$11,061
6/30/2020	$9,991	$9,742	$10,023	$11,437
7/31/2020	$10,188	$9,761	$10,045	$11,704
8/31/2020	$10,715	$10,332	$10,635	$12,306
9/30/2020	$10,385	$9,858	$10,154	$11,986
10/31/2020	$10,037	$9,461	$9,746	$11,507
11/30/2020	$11,793	$11,253	$11,593	$13,291
12/31/2020	$12,457	$11,751	$12,109	$13,909
1/31/2021	$12,156	$11,659	$12,016	$13,761
2/28/2021	$12,875	$12,215	$12,592	$14,070
3/31/2021	$13,352	$12,626	$13,030	$14,393
4/30/2021	$13,654	$12,867	$13,289	$14,826
5/31/2021	$14,156	$13,313	$13,766	$15,310
6/30/2021	$13,692	$13,006	$13,453	$15,137
7/31/2021	$13,642	$12,974	$13,423	$15,251
8/31/2021	$13,794	$13,121	$13,576	$15,520
9/30/2021	$13,320	$12,880	$13,345	$15,070
10/31/2021	$13,730	$13,086	$13,563	$15,441
11/30/2021	$12,962	$12,298	$12,750	$14,722
12/31/2021	$13,680	$13,031	$13,511	$15,476
1/31/2022	$13,888	$13,167	$13,654	$14,728
2/28/2022	$13,524	$12,988	$13,471	$14,468
3/31/2022	$13,468	$13,074	$13,580	$14,561
4/30/2022	$12,773	$12,413	$12,906	$13,619
5/31/2022	$13,138	$12,719	$13,251	$13,721
6/30/2022	$11,950	$11,452	$11,935	$12,448
7/31/2022	$12,198	$11,691	$12,185	$13,068
8/31/2022	$11,471	$11,296	$11,776	$12,447
9/30/2022	$10,343	$10,283	$10,727	$11,283
10/31/2022	$11,059	$10,947	$11,420	$11,889
11/30/2022	$12,383	$12,150	$12,677	$13,229
12/31/2022	$12,230	$12,303	$12,843	$13,239
1/31/2023	$13,273	$13,253	$13,837	$14,311
2/28/2023	$13,039	$13,067	$13,645	$14,013
3/31/2023	$13,109	$13,034	$13,631	$14,360
4/30/2023	$13,506	$13,454	$14,086	$14,765
5/31/2023	$12,747	$12,729	$13,356	$14,141
6/30/2023	$13,440	$13,445	$14,113	$14,784
7/31/2023	$13,954	$14,056	$14,758	$15,263
8/31/2023	$13,495	$13,639	$14,322	$14,678
9/30/2023	$13,196	$13,524	$14,209	$14,176
10/31/2023	$12,644	$12,929	$13,585	$13,602
11/30/2023	$13,619	$13,953	$14,666	$14,864
12/31/2023	$14,128	$14,635	$15,385	$15,654
1/31/2024	$14,035	$14,625	$15,377	$15,744
2/29/2024	$14,332	$14,652	$15,407	$16,032
3/31/2024	$14,990	$15,291	$16,108	$16,559
4/30/2024	$14,822	$15,134	$15,963	$16,135
5/31/2024	$15,625	$15,731	$16,623	$16,760
6/30/2024	$15,146	$15,293	$16,166	$16,490
7/31/2024	$15,887	$16,010	$16,927	$16,974
8/31/2024	$16,211	$16,419	$17,362	$17,525
9/30/2024	$16,272	$16,653	$17,618	$17,687
10/31/2024	$15,508	$15,870	$16,794	$16,725
11/30/2024	$15,623	$15,748	$16,669	$16,631
12/31/2024	$15,228	$15,467	$16,375	$16,252
1/31/2025	$15,823	$16,256	$17,213	$17,106
2/28/2025	$16,495	$16,862	$17,858	$17,438
3/31/2025	$16,868	$17,255	$18,302	$17,368
4/30/2025	$17,427	$17,955	$19,072	$18,163
5/31/2025	$18,198	$18,676	$19,877	$18,994
6/30/2025	$18,632	$19,000	$20,228	$19,413
7/31/2025	$18,279	$19,049	$20,284	$19,140
8/31/2025	$19,102	$20,139	$21,447	$19,956
9/30/2025	$19,543	$20,404	$21,742	$20,338
10/31/2025	$19,642	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	26.66%	14.37%	6.98%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LIDFX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2121-F

12/25

Class F3

LIDOX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$71	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.84%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,156	$10,281	$10,287	$10,290
5/31/2017	$10,484	$10,519	$10,544	$10,668
6/30/2017	$10,495	$10,551	$10,580	$10,649
7/31/2017	$10,898	$10,904	$10,935	$10,956
8/31/2017	$10,970	$10,836	$10,868	$10,952
9/30/2017	$11,101	$11,170	$11,209	$11,225
10/31/2017	$11,116	$11,256	$11,297	$11,395
11/30/2017	$11,246	$11,357	$11,400	$11,515
12/31/2017	$11,514	$11,531	$11,577	$11,700
1/31/2018	$12,154	$12,154	$12,204	$12,287
2/28/2018	$11,485	$11,577	$11,626	$11,732
3/31/2018	$11,404	$11,298	$11,361	$11,521
4/30/2018	$11,477	$11,646	$11,723	$11,784
5/31/2018	$11,140	$11,141	$11,234	$11,519
6/30/2018	$10,846	$11,000	$11,096	$11,378
7/31/2018	$11,158	$11,315	$11,416	$11,658
8/31/2018	$10,816	$10,904	$11,002	$11,433
9/30/2018	$10,966	$11,129	$11,236	$11,532
10/31/2018	$10,142	$10,390	$10,491	$10,614
11/30/2018	$10,142	$10,332	$10,434	$10,601
12/31/2018	$9,713	$9,827	$9,927	$10,086
1/31/2019	$10,330	$10,485	$10,593	$10,749
2/28/2019	$10,450	$10,659	$10,770	$11,023
3/31/2019	$10,422	$10,605	$10,729	$11,093
4/30/2019	$10,694	$10,852	$10,988	$11,405
5/31/2019	$10,028	$10,224	$10,374	$10,857
6/30/2019	$10,653	$10,769	$10,931	$11,501
7/31/2019	$10,422	$10,527	$10,687	$11,355
8/31/2019	$10,191	$10,094	$10,249	$11,061
9/30/2019	$10,527	$10,581	$10,752	$11,378
10/31/2019	$10,867	$10,963	$11,141	$11,786
11/30/2019	$10,975	$11,006	$11,187	$11,919
12/31/2019	$11,451	$11,408	$11,598	$12,307
1/31/2020	$11,047	$10,996	$11,180	$12,050
2/29/2020	$10,145	$9,955	$10,124	$10,960
3/31/2020	$8,238	$8,191	$8,341	$9,498
4/30/2020	$8,816	$8,630	$8,795	$10,111
5/31/2020	$9,128	$8,892	$9,070	$10,551
6/30/2020	$9,562	$9,209	$9,398	$10,911
7/31/2020	$9,751	$9,227	$9,419	$11,165
8/31/2020	$10,270	$9,767	$9,972	$11,739
9/30/2020	$9,942	$9,319	$9,521	$11,434
10/31/2020	$9,610	$8,944	$9,138	$10,977
11/30/2020	$11,288	$10,637	$10,870	$12,679
12/31/2020	$11,925	$11,109	$11,354	$13,269
1/31/2021	$11,637	$11,022	$11,267	$13,127
2/28/2021	$12,325	$11,547	$11,807	$13,422
3/31/2021	$12,784	$11,936	$12,217	$13,730
4/30/2021	$13,089	$12,164	$12,461	$14,143
5/31/2021	$13,553	$12,585	$12,908	$14,605
6/30/2021	$13,113	$12,295	$12,615	$14,440
7/31/2021	$13,065	$12,265	$12,586	$14,549
8/31/2021	$13,227	$12,404	$12,730	$14,806
9/30/2021	$12,777	$12,176	$12,513	$14,376
10/31/2021	$13,152	$12,370	$12,718	$14,729
11/30/2021	$12,434	$11,626	$11,955	$14,044
12/31/2021	$13,125	$12,319	$12,669	$14,763
1/31/2022	$13,324	$12,447	$12,803	$14,050
2/28/2022	$12,976	$12,278	$12,631	$13,801
3/31/2022	$12,926	$12,360	$12,733	$13,890
4/30/2022	$12,260	$11,734	$12,102	$12,991
5/31/2022	$12,593	$12,023	$12,425	$13,089
6/30/2022	$11,460	$10,826	$11,191	$11,874
7/31/2022	$11,715	$11,052	$11,426	$12,466
8/31/2022	$11,001	$10,679	$11,042	$11,874
9/30/2022	$9,926	$9,721	$10,058	$10,763
10/31/2022	$10,611	$10,348	$10,708	$11,342
11/30/2022	$11,897	$11,486	$11,887	$12,619
12/31/2022	$11,737	$11,631	$12,042	$12,630
1/31/2023	$12,753	$12,529	$12,975	$13,652
2/28/2023	$12,512	$12,353	$12,795	$13,367
3/31/2023	$12,583	$12,321	$12,781	$13,699
4/30/2023	$12,964	$12,718	$13,208	$14,085
5/31/2023	$12,237	$12,033	$12,523	$13,489
6/30/2023	$12,904	$12,710	$13,233	$14,103
7/31/2023	$13,414	$13,288	$13,838	$14,560
8/31/2023	$12,957	$12,894	$13,429	$14,002
9/30/2023	$12,672	$12,784	$13,323	$13,523
10/31/2023	$12,142	$12,222	$12,739	$12,975
11/30/2023	$13,096	$13,190	$13,751	$14,180
12/31/2023	$13,588	$13,835	$14,426	$14,933
1/31/2024	$13,499	$13,826	$14,418	$15,019
2/29/2024	$13,785	$13,851	$14,447	$15,294
3/31/2024	$14,420	$14,455	$15,104	$15,797
4/30/2024	$14,259	$14,307	$14,968	$15,392
5/31/2024	$15,048	$14,871	$15,586	$15,988
6/30/2024	$14,574	$14,457	$15,158	$15,730
7/31/2024	$15,286	$15,134	$15,872	$16,192
8/31/2024	$15,597	$15,522	$16,280	$16,718
9/30/2024	$15,660	$15,742	$16,520	$16,873
10/31/2024	$14,944	$15,003	$15,747	$15,955
11/30/2024	$15,035	$14,887	$15,630	$15,865
12/31/2024	$14,678	$14,621	$15,354	$15,504
1/31/2025	$15,251	$15,367	$16,140	$16,319
2/28/2025	$15,897	$15,940	$16,744	$16,635
3/31/2025	$16,259	$16,312	$17,161	$16,568
4/30/2025	$16,797	$16,973	$17,883	$17,327
5/31/2025	$17,539	$17,655	$18,638	$18,120
6/30/2025	$17,960	$17,961	$18,967	$18,519
7/31/2025	$17,639	$18,008	$19,019	$18,259
8/31/2025	$18,432	$19,038	$20,110	$19,037
9/30/2025	$18,841	$19,289	$20,386	$19,402
10/31/2025	$18,955	$19,435	$20,544	$19,630

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	26.84%	14.55%	7.74%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	8.06%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.76%
MSCI EAFE Net Index	23.03%	12.33%	8.18%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LIDOX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8976-F3

12/25

Class I

LAIDX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.75%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,752	$9,753	$9,844
12/31/2015	$9,662	$9,564	$9,567	$9,712
1/31/2016	$9,250	$8,786	$8,791	$9,009
2/29/2016	$9,008	$8,616	$8,624	$8,844
3/31/2016	$9,699	$9,184	$9,200	$9,420
4/30/2016	$9,857	$9,547	$9,575	$9,693
5/31/2016	$9,685	$9,395	$9,438	$9,605
6/30/2016	$9,649	$8,928	$8,976	$9,282
7/31/2016	$9,941	$9,398	$9,448	$9,753
8/31/2016	$9,970	$9,550	$9,603	$9,760
9/30/2016	$10,124	$9,642	$9,702	$9,879
10/31/2016	$9,890	$9,665	$9,725	$9,677
11/30/2016	$9,714	$9,605	$9,666	$9,485
12/31/2016	$9,930	$10,045	$10,111	$9,809
1/31/2017	$10,137	$10,292	$10,361	$10,093
2/28/2017	$10,241	$10,362	$10,434	$10,238
3/31/2017	$10,517	$10,652	$10,739	$10,520
4/30/2017	$10,667	$10,876	$10,971	$10,787
5/31/2017	$10,995	$11,127	$11,245	$11,183
6/30/2017	$11,021	$11,161	$11,283	$11,163
7/31/2017	$11,444	$11,534	$11,662	$11,485
8/31/2017	$11,504	$11,462	$11,591	$11,481
9/30/2017	$11,642	$11,816	$11,954	$11,767
10/31/2017	$11,672	$11,907	$12,048	$11,945
11/30/2017	$11,794	$12,014	$12,158	$12,071
12/31/2017	$12,090	$12,198	$12,347	$12,265
1/31/2018	$12,761	$12,857	$13,015	$12,880
2/28/2018	$12,059	$12,246	$12,399	$12,298
3/31/2018	$11,959	$11,951	$12,116	$12,077
4/30/2018	$12,036	$12,319	$12,503	$12,352
5/31/2018	$11,683	$11,785	$11,981	$12,075
6/30/2018	$11,389	$11,636	$11,833	$11,927
7/31/2018	$11,716	$11,970	$12,175	$12,221
8/31/2018	$11,342	$11,534	$11,733	$11,985
9/30/2018	$11,499	$11,773	$11,983	$12,089
10/31/2018	$10,635	$10,991	$11,188	$11,127
11/30/2018	$10,635	$10,930	$11,128	$11,113
12/31/2018	$10,185	$10,396	$10,587	$10,573
1/31/2019	$10,847	$11,091	$11,297	$11,268
2/28/2019	$10,958	$11,276	$11,486	$11,555
3/31/2019	$10,944	$11,219	$11,442	$11,628
4/30/2019	$11,229	$11,480	$11,718	$11,955
5/31/2019	$10,531	$10,815	$11,063	$11,381
6/30/2019	$11,186	$11,392	$11,658	$12,056
7/31/2019	$10,944	$11,135	$11,397	$11,903
8/31/2019	$10,701	$10,678	$10,931	$11,595
9/30/2019	$11,037	$11,193	$11,466	$11,927
10/31/2019	$11,410	$11,597	$11,881	$12,356
11/30/2019	$11,508	$11,643	$11,931	$12,495
12/31/2019	$12,006	$12,068	$12,369	$12,901
1/31/2020	$11,599	$11,632	$11,923	$12,631
2/29/2020	$10,652	$10,531	$10,797	$11,490
3/31/2020	$8,637	$8,665	$8,895	$9,956
4/30/2020	$9,259	$9,129	$9,379	$10,599
5/31/2020	$9,570	$9,407	$9,673	$11,061
6/30/2020	$10,042	$9,742	$10,023	$11,437
7/31/2020	$10,240	$9,761	$10,045	$11,704
8/31/2020	$10,767	$10,332	$10,635	$12,306
9/30/2020	$10,423	$9,858	$10,154	$11,986
10/31/2020	$10,074	$9,461	$9,746	$11,507
11/30/2020	$11,850	$11,253	$11,593	$13,291
12/31/2020	$12,518	$11,751	$12,109	$13,909
1/31/2021	$12,217	$11,659	$12,016	$13,761
2/28/2021	$12,937	$12,215	$12,592	$14,070
3/31/2021	$13,419	$12,626	$13,030	$14,393
4/30/2021	$13,721	$12,867	$13,289	$14,826
5/31/2021	$14,225	$13,313	$13,766	$15,310
6/30/2021	$13,764	$13,006	$13,453	$15,137
7/31/2021	$13,713	$12,974	$13,423	$15,251
8/31/2021	$13,866	$13,121	$13,576	$15,520
9/30/2021	$13,394	$12,880	$13,345	$15,070
10/31/2021	$13,788	$13,086	$13,563	$15,441
11/30/2021	$13,035	$12,298	$12,750	$14,722
12/31/2021	$13,759	$13,031	$13,511	$15,476
1/31/2022	$13,967	$13,167	$13,654	$14,728
2/28/2022	$13,602	$12,988	$13,471	$14,468
3/31/2022	$13,550	$13,074	$13,580	$14,561
4/30/2022	$12,852	$12,413	$12,906	$13,619
5/31/2022	$13,218	$12,719	$13,251	$13,721
6/30/2022	$12,013	$11,452	$11,935	$12,448
7/31/2022	$12,280	$11,691	$12,185	$13,068
8/31/2022	$11,550	$11,296	$11,776	$12,447
9/30/2022	$10,404	$10,283	$10,727	$11,283
10/31/2022	$11,123	$10,947	$11,420	$11,889
11/30/2022	$12,470	$12,150	$12,677	$13,229
12/31/2022	$12,301	$12,303	$12,843	$13,239
1/31/2023	$13,367	$13,253	$13,837	$14,311
2/28/2023	$13,114	$13,067	$13,645	$14,013
3/31/2023	$13,206	$13,034	$13,631	$14,360
4/30/2023	$13,606	$13,454	$14,086	$14,765
5/31/2023	$12,825	$12,729	$13,356	$14,141
6/30/2023	$13,525	$13,445	$14,113	$14,784
7/31/2023	$14,059	$14,056	$14,758	$15,263
8/31/2023	$13,580	$13,639	$14,322	$14,678
9/30/2023	$13,282	$13,524	$14,209	$14,176
10/31/2023	$12,726	$12,929	$13,585	$13,602
11/30/2023	$13,727	$13,953	$14,666	$14,864
12/31/2023	$14,223	$14,635	$15,385	$15,654
1/31/2024	$14,149	$14,625	$15,377	$15,744
2/29/2024	$14,448	$14,652	$15,407	$16,032
3/31/2024	$15,114	$15,291	$16,108	$16,559
4/30/2024	$14,945	$15,134	$15,963	$16,135
5/31/2024	$15,753	$15,731	$16,623	$16,760
6/30/2024	$15,276	$15,293	$16,166	$16,490
7/31/2024	$16,003	$16,010	$16,927	$16,974
8/31/2024	$16,328	$16,419	$17,362	$17,525
9/30/2024	$16,413	$16,653	$17,618	$17,687
10/31/2024	$15,644	$15,870	$16,794	$16,725
11/30/2024	$15,759	$15,748	$16,669	$16,631
12/31/2024	$15,365	$15,467	$16,375	$16,252
1/31/2025	$15,965	$16,256	$17,213	$17,106
2/28/2025	$16,643	$16,862	$17,858	$17,438
3/31/2025	$17,022	$17,255	$18,302	$17,368
4/30/2025	$17,567	$17,955	$19,072	$18,163
5/31/2025	$18,363	$18,676	$19,877	$18,994
6/30/2025	$18,805	$19,000	$20,228	$19,413
7/31/2025	$18,449	$19,049	$20,284	$19,140
8/31/2025	$19,280	$20,139	$21,447	$19,956
9/30/2025	$19,729	$20,404	$21,742	$20,338
10/31/2025	$19,828	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	26.75%	14.50%	7.08%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAIDX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2120-I

12/25

Class R2

LIDRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$148	1.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 25.93%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,861	$9,752	$9,753	$9,844
12/31/2015	$9,652	$9,564	$9,567	$9,712
1/31/2016	$9,233	$8,786	$8,791	$9,009
2/29/2016	$8,982	$8,616	$8,624	$8,844
3/31/2016	$9,661	$9,184	$9,200	$9,420
4/30/2016	$9,830	$9,547	$9,575	$9,693
5/31/2016	$9,646	$9,395	$9,438	$9,605
6/30/2016	$9,609	$8,928	$8,976	$9,282
7/31/2016	$9,894	$9,398	$9,448	$9,753
8/31/2016	$9,923	$9,550	$9,603	$9,760
9/30/2016	$10,059	$9,642	$9,702	$9,879
10/31/2016	$9,830	$9,665	$9,725	$9,677
11/30/2016	$9,644	$9,605	$9,666	$9,485
12/31/2016	$9,854	$10,045	$10,111	$9,809
1/31/2017	$10,056	$10,292	$10,361	$10,093
2/28/2017	$10,157	$10,362	$10,434	$10,238
3/31/2017	$10,427	$10,652	$10,739	$10,520
4/30/2017	$10,558	$10,876	$10,971	$10,787
5/31/2017	$10,878	$11,127	$11,245	$11,183
6/30/2017	$10,902	$11,161	$11,283	$11,163
7/31/2017	$11,313	$11,534	$11,662	$11,485
8/31/2017	$11,372	$11,462	$11,591	$11,481
9/30/2017	$11,502	$11,816	$11,954	$11,767
10/31/2017	$11,517	$11,907	$12,048	$11,945
11/30/2017	$11,635	$12,014	$12,158	$12,071
12/31/2017	$11,917	$12,198	$12,347	$12,265
1/31/2018	$12,568	$12,857	$13,015	$12,880
2/28/2018	$11,873	$12,246	$12,399	$12,298
3/31/2018	$11,772	$11,951	$12,116	$12,077
4/30/2018	$11,847	$12,319	$12,503	$12,352
5/31/2018	$11,490	$11,785	$11,981	$12,075
6/30/2018	$11,189	$11,636	$11,833	$11,927
7/31/2018	$11,505	$11,970	$12,175	$12,221
8/31/2018	$11,128	$11,534	$11,733	$11,985
9/30/2018	$11,278	$11,773	$11,983	$12,089
10/31/2018	$10,429	$10,991	$11,188	$11,127
11/30/2018	$10,429	$10,930	$11,128	$11,113
12/31/2018	$9,980	$10,396	$10,587	$10,573
1/31/2019	$10,603	$11,091	$11,297	$11,268
2/28/2019	$10,724	$11,276	$11,486	$11,555
3/31/2019	$10,695	$11,219	$11,442	$11,628
4/30/2019	$10,970	$11,480	$11,718	$11,955
5/31/2019	$10,282	$10,815	$11,063	$11,381
6/30/2019	$10,913	$11,392	$11,658	$12,056
7/31/2019	$10,680	$11,135	$11,397	$11,903
8/31/2019	$10,432	$10,678	$10,931	$11,595
9/30/2019	$10,754	$11,193	$11,466	$11,927
10/31/2019	$11,112	$11,597	$11,881	$12,356
11/30/2019	$11,190	$11,643	$11,931	$12,495
12/31/2019	$11,672	$12,068	$12,369	$12,901
1/31/2020	$11,252	$11,632	$11,923	$12,631
2/29/2020	$10,334	$10,531	$10,797	$11,490
3/31/2020	$8,373	$8,665	$8,895	$9,956
4/30/2020	$8,964	$9,129	$9,379	$10,599
5/31/2020	$9,275	$9,407	$9,673	$11,061
6/30/2020	$9,710	$9,742	$10,023	$11,437
7/31/2020	$9,898	$9,761	$10,045	$11,704
8/31/2020	$10,414	$10,332	$10,635	$12,306
9/30/2020	$10,073	$9,858	$10,154	$11,986
10/31/2020	$9,726	$9,461	$9,746	$11,507
11/30/2020	$11,426	$11,253	$11,593	$13,291
12/31/2020	$12,074	$11,751	$12,109	$13,909
1/31/2021	$11,772	$11,659	$12,016	$13,761
2/28/2021	$12,471	$12,215	$12,592	$14,070
3/31/2021	$12,923	$12,626	$13,030	$14,393
4/30/2021	$13,209	$12,867	$13,289	$14,826
5/31/2021	$13,685	$13,313	$13,766	$15,310
6/30/2021	$13,229	$13,006	$13,453	$15,137
7/31/2021	$13,165	$12,974	$13,423	$15,251
8/31/2021	$13,309	$13,121	$13,576	$15,520
9/30/2021	$12,861	$12,880	$13,345	$15,070
10/31/2021	$13,231	$13,086	$13,563	$15,441
11/30/2021	$12,506	$12,298	$12,750	$14,722
12/31/2021	$13,184	$13,031	$13,511	$15,476
1/31/2022	$13,380	$13,167	$13,654	$14,728
2/28/2022	$13,021	$12,988	$13,471	$14,468
3/31/2022	$12,958	$13,074	$13,580	$14,561
4/30/2022	$12,287	$12,413	$12,906	$13,619
5/31/2022	$12,631	$12,719	$13,251	$13,721
6/30/2022	$11,482	$11,452	$11,935	$12,448
7/31/2022	$11,715	$11,691	$12,185	$13,068
8/31/2022	$11,015	$11,296	$11,776	$12,447
9/30/2022	$9,923	$10,283	$10,727	$11,283
10/31/2022	$10,596	$10,947	$11,420	$11,889
11/30/2022	$11,874	$12,150	$12,677	$13,229
12/31/2022	$11,717	$12,303	$12,843	$13,239
1/31/2023	$12,713	$13,253	$13,837	$14,311
2/28/2023	$12,476	$13,067	$13,645	$14,013
3/31/2023	$12,544	$13,034	$13,631	$14,360
4/30/2023	$12,917	$13,454	$14,086	$14,765
5/31/2023	$12,189	$12,729	$13,356	$14,141
6/30/2023	$12,840	$13,445	$14,113	$14,784
7/31/2023	$13,337	$14,056	$14,758	$15,263
8/31/2023	$12,874	$13,639	$14,322	$14,678
9/30/2023	$12,596	$13,524	$14,209	$14,176
10/31/2023	$12,061	$12,929	$13,585	$13,602
11/30/2023	$12,993	$13,953	$14,666	$14,864
12/31/2023	$13,472	$14,635	$15,385	$15,654
1/31/2024	$13,367	$14,625	$15,377	$15,744
2/29/2024	$13,663	$14,652	$15,407	$16,032
3/31/2024	$14,280	$15,291	$16,108	$16,559
4/30/2024	$14,105	$15,134	$15,963	$16,135
5/31/2024	$14,873	$15,731	$16,623	$16,760
6/30/2024	$14,408	$15,293	$16,166	$16,490
7/31/2024	$15,100	$16,010	$16,927	$16,974
8/31/2024	$15,402	$16,419	$17,362	$17,525
9/30/2024	$15,456	$16,653	$17,618	$17,687
10/31/2024	$14,726	$15,870	$16,794	$16,725
11/30/2024	$14,815	$15,748	$16,669	$16,631
12/31/2024	$14,446	$15,467	$16,375	$16,252
1/31/2025	$15,000	$16,256	$17,213	$17,106
2/28/2025	$15,626	$16,862	$17,858	$17,438
3/31/2025	$15,972	$17,255	$18,302	$17,368
4/30/2025	$16,492	$17,955	$19,072	$18,163
5/31/2025	$17,227	$18,676	$19,877	$18,994
6/30/2025	$17,628	$19,000	$20,228	$19,413
7/31/2025	$17,300	$19,049	$20,284	$19,140
8/31/2025	$18,065	$20,139	$21,447	$19,956
9/30/2025	$18,470	$20,404	$21,742	$20,338
10/31/2025	$18,544	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	25.93%	13.78%	6.37%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LIDRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2122-R2

12/25

Class R3

LIRRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$137	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.05%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,873	$9,752	$9,753	$9,844
12/31/2015	$9,651	$9,564	$9,567	$9,712
1/31/2016	$9,241	$8,786	$8,791	$9,009
2/29/2016	$8,987	$8,616	$8,624	$8,844
3/31/2016	$9,676	$9,184	$9,200	$9,420
4/30/2016	$9,833	$9,547	$9,575	$9,693
5/31/2016	$9,662	$9,395	$9,438	$9,605
6/30/2016	$9,629	$8,928	$8,976	$9,282
7/31/2016	$9,904	$9,398	$9,448	$9,753
8/31/2016	$9,933	$9,550	$9,603	$9,760
9/30/2016	$10,089	$9,642	$9,702	$9,879
10/31/2016	$9,842	$9,665	$9,725	$9,677
11/30/2016	$9,668	$9,605	$9,666	$9,485
12/31/2016	$9,869	$10,045	$10,111	$9,809
1/31/2017	$10,089	$10,292	$10,361	$10,093
2/28/2017	$10,177	$10,362	$10,434	$10,238
3/31/2017	$10,452	$10,652	$10,739	$10,520
4/30/2017	$10,585	$10,876	$10,971	$10,787
5/31/2017	$10,909	$11,127	$11,245	$11,183
6/30/2017	$10,922	$11,161	$11,283	$11,163
7/31/2017	$11,339	$11,534	$11,662	$11,485
8/31/2017	$11,398	$11,462	$11,591	$11,481
9/30/2017	$11,535	$11,816	$11,954	$11,767
10/31/2017	$11,550	$11,907	$12,048	$11,945
11/30/2017	$11,670	$12,014	$12,158	$12,071
12/31/2017	$11,946	$12,198	$12,347	$12,265
1/31/2018	$12,608	$12,857	$13,015	$12,880
2/28/2018	$11,916	$12,246	$12,399	$12,298
3/31/2018	$11,813	$11,951	$12,116	$12,077
4/30/2018	$11,874	$12,319	$12,503	$12,352
5/31/2018	$11,527	$11,785	$11,981	$12,075
6/30/2018	$11,224	$11,636	$11,833	$11,927
7/31/2018	$11,545	$11,970	$12,175	$12,221
8/31/2018	$11,178	$11,534	$11,733	$11,985
9/30/2018	$11,333	$11,773	$11,983	$12,089
10/31/2018	$10,470	$10,991	$11,188	$11,127
11/30/2018	$10,470	$10,930	$11,128	$11,113
12/31/2018	$10,016	$10,396	$10,587	$10,573
1/31/2019	$10,648	$11,091	$11,297	$11,268
2/28/2019	$10,772	$11,276	$11,486	$11,555
3/31/2019	$10,744	$11,219	$11,442	$11,628
4/30/2019	$11,024	$11,480	$11,718	$11,955
5/31/2019	$10,325	$10,815	$11,063	$11,381
6/30/2019	$10,968	$11,392	$11,658	$12,056
7/31/2019	$10,731	$11,135	$11,397	$11,903
8/31/2019	$10,479	$10,678	$10,931	$11,595
9/30/2019	$10,809	$11,193	$11,466	$11,927
10/31/2019	$11,157	$11,597	$11,881	$12,356
11/30/2019	$11,268	$11,643	$11,931	$12,495
12/31/2019	$11,740	$12,068	$12,369	$12,901
1/31/2020	$11,327	$11,632	$11,923	$12,631
2/29/2020	$10,405	$10,531	$10,797	$11,490
3/31/2020	$8,445	$8,665	$8,895	$9,956
4/30/2020	$9,034	$9,129	$9,379	$10,599
5/31/2020	$9,336	$9,407	$9,673	$11,061
6/30/2020	$9,783	$9,742	$10,023	$11,437
7/31/2020	$9,975	$9,761	$10,045	$11,704
8/31/2020	$10,487	$10,332	$10,635	$12,306
9/30/2020	$10,156	$9,858	$10,154	$11,986
10/31/2020	$9,818	$9,461	$9,746	$11,507
11/30/2020	$11,524	$11,253	$11,593	$13,291
12/31/2020	$12,173	$11,751	$12,109	$13,909
1/31/2021	$11,881	$11,659	$12,016	$13,761
2/28/2021	$12,563	$12,215	$12,592	$14,070
3/31/2021	$13,030	$12,626	$13,030	$14,393
4/30/2021	$13,322	$12,867	$13,289	$14,826
5/31/2021	$13,793	$13,313	$13,766	$15,310
6/30/2021	$13,346	$13,006	$13,453	$15,137
7/31/2021	$13,297	$12,974	$13,423	$15,251
8/31/2021	$13,428	$13,121	$13,576	$15,520
9/30/2021	$12,972	$12,880	$13,345	$15,070
10/31/2021	$13,352	$13,086	$13,563	$15,441
11/30/2021	$12,609	$12,298	$12,750	$14,722
12/31/2021	$13,307	$13,031	$13,511	$15,476
1/31/2022	$13,508	$13,167	$13,654	$14,728
2/28/2022	$13,157	$12,988	$13,471	$14,468
3/31/2022	$13,091	$13,074	$13,580	$14,561
4/30/2022	$12,420	$12,413	$12,906	$13,619
5/31/2022	$12,755	$12,719	$13,251	$13,721
6/30/2022	$11,596	$11,452	$11,935	$12,448
7/31/2022	$11,852	$11,691	$12,185	$13,068
8/31/2022	$11,134	$11,296	$11,776	$12,447
9/30/2022	$10,036	$10,283	$10,727	$11,283
10/31/2022	$10,725	$10,947	$11,420	$11,889
11/30/2022	$12,001	$12,150	$12,677	$13,229
12/31/2022	$11,842	$12,303	$12,843	$13,239
1/31/2023	$12,846	$13,253	$13,837	$14,311
2/28/2023	$12,621	$13,067	$13,645	$14,013
3/31/2023	$12,694	$13,034	$13,631	$14,360
4/30/2023	$13,059	$13,454	$14,086	$14,765
5/31/2023	$12,311	$12,729	$13,356	$14,141
6/30/2023	$12,982	$13,445	$14,113	$14,784
7/31/2023	$13,493	$14,056	$14,758	$15,263
8/31/2023	$13,035	$13,639	$14,322	$14,678
9/30/2023	$12,732	$13,524	$14,209	$14,176
10/31/2023	$12,201	$12,929	$13,585	$13,602
11/30/2023	$13,157	$13,953	$14,666	$14,864
12/31/2023	$13,633	$14,635	$15,385	$15,654
1/31/2024	$13,544	$14,625	$15,377	$15,744
2/29/2024	$13,830	$14,652	$15,407	$16,032
3/31/2024	$14,445	$15,291	$16,108	$16,559
4/30/2024	$14,284	$15,134	$15,963	$16,135
5/31/2024	$15,055	$15,731	$16,623	$16,760
6/30/2024	$14,580	$15,293	$16,166	$16,490
7/31/2024	$15,291	$16,010	$16,927	$16,974
8/31/2024	$15,583	$16,419	$17,362	$17,525
9/30/2024	$15,644	$16,653	$17,618	$17,687
10/31/2024	$14,912	$15,870	$16,794	$16,725
11/30/2024	$15,004	$15,748	$16,669	$16,631
12/31/2024	$14,628	$15,467	$16,375	$16,252
1/31/2025	$15,198	$16,256	$17,213	$17,106
2/28/2025	$15,841	$16,862	$17,858	$17,438
3/31/2025	$16,183	$17,255	$18,302	$17,368
4/30/2025	$16,717	$17,955	$19,072	$18,163
5/31/2025	$17,455	$18,676	$19,877	$18,994
6/30/2025	$17,871	$19,000	$20,228	$19,413
7/31/2025	$17,534	$19,049	$20,284	$19,140
8/31/2025	$18,320	$20,139	$21,447	$19,956
9/30/2025	$18,722	$20,404	$21,742	$20,338
10/31/2025	$18,798	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	26.05%	13.87%	6.51%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LIRRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2123-R3

12/25

Class R4

LIRSX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$109	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.39%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,858	$9,752	$9,753	$9,844
12/31/2015	$9,655	$9,564	$9,567	$9,712
1/31/2016	$9,241	$8,786	$8,791	$9,009
2/29/2016	$8,999	$8,616	$8,624	$8,844
3/31/2016	$9,672	$9,184	$9,200	$9,420
4/30/2016	$9,830	$9,547	$9,575	$9,693
5/31/2016	$9,672	$9,395	$9,438	$9,605
6/30/2016	$9,631	$8,928	$8,976	$9,282
7/31/2016	$9,908	$9,398	$9,448	$9,753
8/31/2016	$9,952	$9,550	$9,603	$9,760
9/30/2016	$10,101	$9,642	$9,702	$9,879
10/31/2016	$9,852	$9,665	$9,725	$9,677
11/30/2016	$9,690	$9,605	$9,666	$9,485
12/31/2016	$9,886	$10,045	$10,111	$9,809
1/31/2017	$10,108	$10,292	$10,361	$10,093
2/28/2017	$10,197	$10,362	$10,434	$10,238
3/31/2017	$10,471	$10,652	$10,739	$10,520
4/30/2017	$10,606	$10,876	$10,971	$10,787
5/31/2017	$10,934	$11,127	$11,245	$11,183
6/30/2017	$10,955	$11,161	$11,283	$11,163
7/31/2017	$11,378	$11,534	$11,662	$11,485
8/31/2017	$11,439	$11,462	$11,591	$11,481
9/30/2017	$11,570	$11,816	$11,954	$11,767
10/31/2017	$11,586	$11,907	$12,048	$11,945
11/30/2017	$11,722	$12,014	$12,158	$12,071
12/31/2017	$11,996	$12,198	$12,347	$12,265
1/31/2018	$12,668	$12,857	$13,015	$12,880
2/28/2018	$11,966	$12,246	$12,399	$12,298
3/31/2018	$11,870	$11,951	$12,116	$12,077
4/30/2018	$11,947	$12,319	$12,503	$12,352
5/31/2018	$11,594	$11,785	$11,981	$12,075
6/30/2018	$11,294	$11,636	$11,833	$11,927
7/31/2018	$11,605	$11,970	$12,175	$12,221
8/31/2018	$11,247	$11,534	$11,733	$11,985
9/30/2018	$11,398	$11,773	$11,983	$12,089
10/31/2018	$10,536	$10,991	$11,188	$11,127
11/30/2018	$10,536	$10,930	$11,128	$11,113
12/31/2018	$10,081	$10,396	$10,587	$10,573
1/31/2019	$10,725	$11,091	$11,297	$11,268
2/28/2019	$10,851	$11,276	$11,486	$11,555
3/31/2019	$10,815	$11,219	$11,442	$11,628
4/30/2019	$11,100	$11,480	$11,718	$11,955
5/31/2019	$10,403	$10,815	$11,063	$11,381
6/30/2019	$11,049	$11,392	$11,658	$12,056
7/31/2019	$10,808	$11,135	$11,397	$11,903
8/31/2019	$10,566	$10,678	$10,931	$11,595
9/30/2019	$10,894	$11,193	$11,466	$11,927
10/31/2019	$11,265	$11,597	$11,881	$12,356
11/30/2019	$11,362	$11,643	$11,931	$12,495
12/31/2019	$11,851	$12,068	$12,369	$12,901
1/31/2020	$11,429	$11,632	$11,923	$12,631
2/29/2020	$10,504	$10,531	$10,797	$11,490
3/31/2020	$8,525	$8,665	$8,895	$9,956
4/30/2020	$9,127	$9,129	$9,379	$10,599
5/31/2020	$9,436	$9,407	$9,673	$11,061
6/30/2020	$9,882	$9,742	$10,023	$11,437
7/31/2020	$10,079	$9,761	$10,045	$11,704
8/31/2020	$10,604	$10,332	$10,635	$12,306
9/30/2020	$10,271	$9,858	$10,154	$11,986
10/31/2020	$9,925	$9,461	$9,746	$11,507
11/30/2020	$11,656	$11,253	$11,593	$13,291
12/31/2020	$12,297	$11,751	$12,109	$13,909
1/31/2021	$12,014	$11,659	$12,016	$13,761
2/28/2021	$12,713	$12,215	$12,592	$14,070
3/31/2021	$13,184	$12,626	$13,030	$14,393
4/30/2021	$13,484	$12,867	$13,289	$14,826
5/31/2021	$13,967	$13,313	$13,766	$15,310
6/30/2021	$13,518	$13,006	$13,453	$15,137
7/31/2021	$13,467	$12,974	$13,423	$15,251
8/31/2021	$13,602	$13,121	$13,576	$15,520
9/30/2021	$13,143	$12,880	$13,345	$15,070
10/31/2021	$13,533	$13,086	$13,563	$15,441
11/30/2021	$12,787	$12,298	$12,750	$14,722
12/31/2021	$13,496	$13,031	$13,511	$15,476
1/31/2022	$13,702	$13,167	$13,654	$14,728
2/28/2022	$13,341	$12,988	$13,471	$14,468
3/31/2022	$13,281	$13,074	$13,580	$14,561
4/30/2022	$12,590	$12,413	$12,906	$13,619
5/31/2022	$12,935	$12,719	$13,251	$13,721
6/30/2022	$11,768	$11,452	$11,935	$12,448
7/31/2022	$12,032	$11,691	$12,185	$13,068
8/31/2022	$11,292	$11,296	$11,776	$12,447
9/30/2022	$10,185	$10,283	$10,727	$11,283
10/31/2022	$10,878	$10,947	$11,420	$11,889
11/30/2022	$12,193	$12,150	$12,677	$13,229
12/31/2022	$12,019	$12,303	$12,843	$13,239
1/31/2023	$13,055	$13,253	$13,837	$14,311
2/28/2023	$12,823	$13,067	$13,645	$14,013
3/31/2023	$12,889	$13,034	$13,631	$14,360
4/30/2023	$13,284	$13,454	$14,086	$14,765
5/31/2023	$12,530	$12,729	$13,356	$14,141
6/30/2023	$13,214	$13,445	$14,113	$14,784
7/31/2023	$13,723	$14,056	$14,758	$15,263
8/31/2023	$13,268	$13,639	$14,322	$14,678
9/30/2023	$12,962	$13,524	$14,209	$14,176
10/31/2023	$12,413	$12,929	$13,585	$13,602
11/30/2023	$13,382	$13,953	$14,666	$14,864
12/31/2023	$13,865	$14,635	$15,385	$15,654
1/31/2024	$13,791	$14,625	$15,377	$15,744
2/29/2024	$14,086	$14,652	$15,407	$16,032
3/31/2024	$14,716	$15,291	$16,108	$16,559
4/30/2024	$14,550	$15,134	$15,963	$16,135
5/31/2024	$15,347	$15,731	$16,623	$16,760
6/30/2024	$14,867	$15,293	$16,166	$16,490
7/31/2024	$15,584	$16,010	$16,927	$16,974
8/31/2024	$15,905	$16,419	$17,362	$17,525
9/30/2024	$15,960	$16,653	$17,618	$17,687
10/31/2024	$15,221	$15,870	$16,794	$16,725
11/30/2024	$15,315	$15,748	$16,669	$16,631
12/31/2024	$14,937	$15,467	$16,375	$16,252
1/31/2025	$15,509	$16,256	$17,213	$17,106
2/28/2025	$16,175	$16,862	$17,858	$17,438
3/31/2025	$16,539	$17,255	$18,302	$17,368
4/30/2025	$17,075	$17,955	$19,072	$18,163
5/31/2025	$17,839	$18,676	$19,877	$18,994
6/30/2025	$18,262	$19,000	$20,228	$19,413
7/31/2025	$17,912	$19,049	$20,284	$19,140
8/31/2025	$18,729	$20,139	$21,447	$19,956
9/30/2025	$19,140	$20,404	$21,742	$20,338
10/31/2025	$19,237	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	26.39%	14.15%	6.76%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LIRSX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8725-R4

12/25

Class R5

LIRTX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$80	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.76%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,752	$9,753	$9,844
12/31/2015	$9,648	$9,564	$9,567	$9,712
1/31/2016	$9,250	$8,786	$8,791	$9,009
2/29/2016	$8,994	$8,616	$8,624	$8,844
3/31/2016	$9,685	$9,184	$9,200	$9,420
4/30/2016	$9,843	$9,547	$9,575	$9,693
5/31/2016	$9,685	$9,395	$9,438	$9,605
6/30/2016	$9,650	$8,928	$8,976	$9,282
7/31/2016	$9,927	$9,398	$9,448	$9,753
8/31/2016	$9,971	$9,550	$9,603	$9,760
9/30/2016	$10,111	$9,642	$9,702	$9,879
10/31/2016	$9,876	$9,665	$9,725	$9,677
11/30/2016	$9,701	$9,605	$9,666	$9,485
12/31/2016	$9,917	$10,045	$10,111	$9,809
1/31/2017	$10,139	$10,292	$10,361	$10,093
2/28/2017	$10,227	$10,362	$10,434	$10,238
3/31/2017	$10,505	$10,652	$10,739	$10,520
4/30/2017	$10,654	$10,876	$10,971	$10,787
5/31/2017	$10,982	$11,127	$11,245	$11,183
6/30/2017	$11,009	$11,161	$11,283	$11,163
7/31/2017	$11,431	$11,534	$11,662	$11,485
8/31/2017	$11,492	$11,462	$11,591	$11,481
9/30/2017	$11,629	$11,816	$11,954	$11,767
10/31/2017	$11,645	$11,907	$12,048	$11,945
11/30/2017	$11,782	$12,014	$12,158	$12,071
12/31/2017	$12,077	$12,198	$12,347	$12,265
1/31/2018	$12,734	$12,857	$13,015	$12,880
2/28/2018	$12,032	$12,246	$12,399	$12,298
3/31/2018	$11,946	$11,951	$12,116	$12,077
4/30/2018	$12,023	$12,319	$12,503	$12,352
5/31/2018	$11,670	$11,785	$11,981	$12,075
6/30/2018	$11,361	$11,636	$11,833	$11,927
7/31/2018	$11,689	$11,970	$12,175	$12,221
8/31/2018	$11,330	$11,534	$11,733	$11,985
9/30/2018	$11,487	$11,773	$11,983	$12,089
10/31/2018	$10,623	$10,991	$11,188	$11,127
11/30/2018	$10,623	$10,930	$11,128	$11,113
12/31/2018	$10,173	$10,396	$10,587	$10,573
1/31/2019	$10,819	$11,091	$11,297	$11,268
2/28/2019	$10,945	$11,276	$11,486	$11,555
3/31/2019	$10,916	$11,219	$11,442	$11,628
4/30/2019	$11,202	$11,480	$11,718	$11,955
5/31/2019	$10,503	$10,815	$11,063	$11,381
6/30/2019	$11,159	$11,392	$11,658	$12,056
7/31/2019	$10,916	$11,135	$11,397	$11,903
8/31/2019	$10,674	$10,678	$10,931	$11,595
9/30/2019	$11,009	$11,193	$11,466	$11,927
10/31/2019	$11,383	$11,597	$11,881	$12,356
11/30/2019	$11,480	$11,643	$11,931	$12,495
12/31/2019	$11,979	$12,068	$12,369	$12,901
1/31/2020	$11,571	$11,632	$11,923	$12,631
2/29/2020	$10,625	$10,531	$10,797	$11,490
3/31/2020	$8,625	$8,665	$8,895	$9,956
4/30/2020	$9,231	$9,129	$9,379	$10,599
5/31/2020	$9,542	$9,407	$9,673	$11,061
6/30/2020	$10,014	$9,742	$10,023	$11,437
7/31/2020	$10,212	$9,761	$10,045	$11,704
8/31/2020	$10,740	$10,332	$10,635	$12,306
9/30/2020	$10,395	$9,858	$10,154	$11,986
10/31/2020	$10,047	$9,461	$9,746	$11,507
11/30/2020	$11,807	$11,253	$11,593	$13,291
12/31/2020	$12,475	$11,751	$12,109	$13,909
1/31/2021	$12,173	$11,659	$12,016	$13,761
2/28/2021	$12,894	$12,215	$12,592	$14,070
3/31/2021	$13,377	$12,626	$13,030	$14,393
4/30/2021	$13,696	$12,867	$13,289	$14,826
5/31/2021	$14,183	$13,313	$13,766	$15,310
6/30/2021	$13,721	$13,006	$13,453	$15,137
7/31/2021	$13,670	$12,974	$13,423	$15,251
8/31/2021	$13,823	$13,121	$13,576	$15,520
9/30/2021	$13,352	$12,880	$13,345	$15,070
10/31/2021	$13,746	$13,086	$13,563	$15,441
11/30/2021	$12,992	$12,298	$12,750	$14,722
12/31/2021	$13,717	$13,031	$13,511	$15,476
1/31/2022	$13,925	$13,167	$13,654	$14,728
2/28/2022	$13,560	$12,988	$13,471	$14,468
3/31/2022	$13,507	$13,074	$13,580	$14,561
4/30/2022	$12,809	$12,413	$12,906	$13,619
5/31/2022	$13,176	$12,719	$13,251	$13,721
6/30/2022	$11,987	$11,452	$11,935	$12,448
7/31/2022	$12,237	$11,691	$12,185	$13,068
8/31/2022	$11,506	$11,296	$11,776	$12,447
9/30/2022	$10,377	$10,283	$10,727	$11,283
10/31/2022	$11,079	$10,947	$11,420	$11,889
11/30/2022	$12,428	$12,150	$12,677	$13,229
12/31/2022	$12,258	$12,303	$12,843	$13,239
1/31/2023	$13,307	$13,253	$13,837	$14,311
2/28/2023	$13,072	$13,067	$13,645	$14,013
3/31/2023	$13,146	$13,034	$13,631	$14,360
4/30/2023	$13,546	$13,454	$14,086	$14,765
5/31/2023	$12,783	$12,729	$13,356	$14,141
6/30/2023	$13,484	$13,445	$14,113	$14,784
7/31/2023	$14,000	$14,056	$14,758	$15,263
8/31/2023	$13,539	$13,639	$14,322	$14,678
9/30/2023	$13,241	$13,524	$14,209	$14,176
10/31/2023	$12,684	$12,929	$13,585	$13,602
11/30/2023	$13,686	$13,953	$14,666	$14,864
12/31/2023	$14,183	$14,635	$15,385	$15,654
1/31/2024	$14,090	$14,625	$15,377	$15,744
2/29/2024	$14,408	$14,652	$15,407	$16,032
3/31/2024	$15,056	$15,291	$16,108	$16,559
4/30/2024	$14,887	$15,134	$15,963	$16,135
5/31/2024	$15,696	$15,731	$16,623	$16,760
6/30/2024	$15,218	$15,293	$16,166	$16,490
7/31/2024	$15,965	$16,010	$16,927	$16,974
8/31/2024	$16,291	$16,419	$17,362	$17,525
9/30/2024	$16,357	$16,653	$17,618	$17,687
10/31/2024	$15,586	$15,870	$16,794	$16,725
11/30/2024	$15,702	$15,748	$16,669	$16,631
12/31/2024	$15,307	$15,467	$16,375	$16,252
1/31/2025	$15,908	$16,256	$17,213	$17,106
2/28/2025	$16,586	$16,862	$17,858	$17,438
3/31/2025	$16,967	$17,255	$18,302	$17,368
4/30/2025	$17,511	$17,955	$19,072	$18,163
5/31/2025	$18,290	$18,676	$19,877	$18,994
6/30/2025	$18,751	$19,000	$20,228	$19,413
7/31/2025	$18,395	$19,049	$20,284	$19,140
8/31/2025	$19,227	$20,139	$21,447	$19,956
9/30/2025	$19,657	$20,404	$21,742	$20,338
10/31/2025	$19,756	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	26.76%	14.48%	7.05%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LIRTX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8757-R5

12/25

Class R6

LIRVX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 26.84%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 29.55% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 23.03% over the same period.

Positive factors for the markets included central banks' generally ongoing doveish monetary policy, healthy corporate earnings results across developed and emerging markets, reports reflecting resilient economic data, and secular tailwinds such as generative artificial intelligence and spending on defense and infrastructure. Market uncertainty around the effects of tariffs was the primary headwind over the period.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Health Care sector also contributed to relative performance, led by an overweight allocation to Fresenius SE & Co. KGaA.

Top detractors from performance: Security selection within the Materials sector detracted from relative performance, led by an overweight allocation to Teck Resources Ltd. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Sodexo SA.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,859	$9,752	$9,753	$9,844
12/31/2015	$9,662	$9,564	$9,567	$9,712
1/31/2016	$9,250	$8,786	$8,791	$9,009
2/29/2016	$9,009	$8,616	$8,624	$8,844
3/31/2016	$9,686	$9,184	$9,200	$9,420
4/30/2016	$9,858	$9,547	$9,575	$9,693
5/31/2016	$9,686	$9,395	$9,438	$9,605
6/30/2016	$9,650	$8,928	$8,976	$9,282
7/31/2016	$9,942	$9,398	$9,448	$9,753
8/31/2016	$9,971	$9,550	$9,603	$9,760
9/30/2016	$10,126	$9,642	$9,702	$9,879
10/31/2016	$9,891	$9,665	$9,725	$9,677
11/30/2016	$9,716	$9,605	$9,666	$9,485
12/31/2016	$9,932	$10,045	$10,111	$9,809
1/31/2017	$10,139	$10,292	$10,361	$10,093
2/28/2017	$10,242	$10,362	$10,434	$10,238
3/31/2017	$10,520	$10,652	$10,739	$10,520
4/30/2017	$10,669	$10,876	$10,971	$10,787
5/31/2017	$10,997	$11,127	$11,245	$11,183
6/30/2017	$11,009	$11,161	$11,283	$11,163
7/31/2017	$11,432	$11,534	$11,662	$11,485
8/31/2017	$11,507	$11,462	$11,591	$11,481
9/30/2017	$11,645	$11,816	$11,954	$11,767
10/31/2017	$11,660	$11,907	$12,048	$11,945
11/30/2017	$11,797	$12,014	$12,158	$12,071
12/31/2017	$12,093	$12,198	$12,347	$12,265
1/31/2018	$12,765	$12,857	$13,015	$12,880
2/28/2018	$12,047	$12,246	$12,399	$12,298
3/31/2018	$11,962	$11,951	$12,116	$12,077
4/30/2018	$12,039	$12,319	$12,503	$12,352
5/31/2018	$11,686	$11,785	$11,981	$12,075
6/30/2018	$11,393	$11,636	$11,833	$11,927
7/31/2018	$11,704	$11,970	$12,175	$12,221
8/31/2018	$11,346	$11,534	$11,733	$11,985
9/30/2018	$11,503	$11,773	$11,983	$12,089
10/31/2018	$10,639	$10,991	$11,188	$11,127
11/30/2018	$10,639	$10,930	$11,128	$11,113
12/31/2018	$10,189	$10,396	$10,587	$10,573
1/31/2019	$10,835	$11,091	$11,297	$11,268
2/28/2019	$10,961	$11,276	$11,486	$11,555
3/31/2019	$10,932	$11,219	$11,442	$11,628
4/30/2019	$11,218	$11,480	$11,718	$11,955
5/31/2019	$10,519	$10,815	$11,063	$11,381
6/30/2019	$11,175	$11,392	$11,658	$12,056
7/31/2019	$10,932	$11,135	$11,397	$11,903
8/31/2019	$10,706	$10,678	$10,931	$11,595
9/30/2019	$11,042	$11,193	$11,466	$11,927
10/31/2019	$11,399	$11,597	$11,881	$12,356
11/30/2019	$11,513	$11,643	$11,931	$12,495
12/31/2019	$12,012	$12,068	$12,369	$12,901
1/31/2020	$11,588	$11,632	$11,923	$12,631
2/29/2020	$10,657	$10,531	$10,797	$11,490
3/31/2020	$8,642	$8,665	$8,895	$9,956
4/30/2020	$9,247	$9,129	$9,379	$10,599
5/31/2020	$9,575	$9,407	$9,673	$11,061
6/30/2020	$10,031	$9,742	$10,023	$11,437
7/31/2020	$10,229	$9,761	$10,045	$11,704
8/31/2020	$10,773	$10,332	$10,635	$12,306
9/30/2020	$10,429	$9,858	$10,154	$11,986
10/31/2020	$10,080	$9,461	$9,746	$11,507
11/30/2020	$11,840	$11,253	$11,593	$13,291
12/31/2020	$12,509	$11,751	$12,109	$13,909
1/31/2021	$12,207	$11,659	$12,016	$13,761
2/28/2021	$12,945	$12,215	$12,592	$14,070
3/31/2021	$13,410	$12,626	$13,030	$14,393
4/30/2021	$13,730	$12,867	$13,289	$14,826
5/31/2021	$14,217	$13,313	$13,766	$15,310
6/30/2021	$13,772	$13,006	$13,453	$15,137
7/31/2021	$13,704	$12,974	$13,423	$15,251
8/31/2021	$13,874	$13,121	$13,576	$15,520
9/30/2021	$13,403	$12,880	$13,345	$15,070
10/31/2021	$13,796	$13,086	$13,563	$15,441
11/30/2021	$13,043	$12,298	$12,750	$14,722
12/31/2021	$13,767	$13,031	$13,511	$15,476
1/31/2022	$13,976	$13,167	$13,654	$14,728
2/28/2022	$13,611	$12,988	$13,471	$14,468
3/31/2022	$13,559	$13,074	$13,580	$14,561
4/30/2022	$12,861	$12,413	$12,906	$13,619
5/31/2022	$13,210	$12,719	$13,251	$13,721
6/30/2022	$12,021	$11,452	$11,935	$12,448
7/31/2022	$12,288	$11,691	$12,185	$13,068
8/31/2022	$11,558	$11,296	$11,776	$12,447
9/30/2022	$10,412	$10,283	$10,727	$11,283
10/31/2022	$11,131	$10,947	$11,420	$11,889
11/30/2022	$12,480	$12,150	$12,677	$13,229
12/31/2022	$12,311	$12,303	$12,843	$13,239
1/31/2023	$13,378	$13,253	$13,837	$14,311
2/28/2023	$13,125	$13,067	$13,645	$14,013
3/31/2023	$13,199	$13,034	$13,631	$14,360
4/30/2023	$13,599	$13,454	$14,086	$14,765
5/31/2023	$12,836	$12,729	$13,356	$14,141
6/30/2023	$13,536	$13,445	$14,113	$14,784
7/31/2023	$14,071	$14,056	$14,758	$15,263
8/31/2023	$13,592	$13,639	$14,322	$14,678
9/30/2023	$13,293	$13,524	$14,209	$14,176
10/31/2023	$12,737	$12,929	$13,585	$13,602
11/30/2023	$13,738	$13,953	$14,666	$14,864
12/31/2023	$14,254	$14,635	$15,385	$15,654
1/31/2024	$14,161	$14,625	$15,377	$15,744
2/29/2024	$14,460	$14,652	$15,407	$16,032
3/31/2024	$15,127	$15,291	$16,108	$16,559
4/30/2024	$14,958	$15,134	$15,963	$16,135
5/31/2024	$15,785	$15,731	$16,623	$16,760
6/30/2024	$15,288	$15,293	$16,166	$16,490
7/31/2024	$16,036	$16,010	$16,927	$16,974
8/31/2024	$16,361	$16,419	$17,362	$17,525
9/30/2024	$16,446	$16,653	$17,618	$17,687
10/31/2024	$15,676	$15,870	$16,794	$16,725
11/30/2024	$15,792	$15,748	$16,669	$16,631
12/31/2024	$15,397	$15,467	$16,375	$16,252
1/31/2025	$15,998	$16,256	$17,213	$17,106
2/28/2025	$16,676	$16,862	$17,858	$17,438
3/31/2025	$17,056	$17,255	$18,302	$17,368
4/30/2025	$17,620	$17,955	$19,072	$18,163
5/31/2025	$18,398	$18,676	$19,877	$18,994
6/30/2025	$18,860	$19,000	$20,228	$19,413
7/31/2025	$18,504	$19,049	$20,284	$19,140
8/31/2025	$19,335	$20,139	$21,447	$19,956
9/30/2025	$19,784	$20,404	$21,742	$20,338
10/31/2025	$19,884	$20,559	$21,910	$20,578

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	26.84%	14.55%	7.11%
MSCI EAFE Value Index with Net Dividends	29.55%	16.79%	7.47%
MSCI EAFE Value Index with the Gross Dividends	30.46%	17.59%	8.16%
MSCI EAFE Net Index	23.03%	12.33%	7.48%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$468,175,570
# of Portfolio Holdings	76
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,153,313

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.90%
Consumer Discretionary	5.93%
Consumer Staples	6.05%
Energy	6.72%
Financials	31.84%
Health Care	7.56%
Industrials	14.54%
Information Technology	7.91%
Materials	6.37%
Real Estate	0.25%
Utilities	6.25%
Repurchase Agreements	1.68%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LIRVX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8789-R6

12/25

Class A

LAMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.53%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2015	$9,423	$10,000	$10,000	$10,000
11/30/2015	$9,996	$10,471	$10,380	$10,030
12/31/2015	$9,584	$9,854	$9,844	$9,872
1/31/2016	$8,051	$8,471	$8,826	$9,382
2/29/2016	$7,674	$8,390	$8,693	$9,369
3/31/2016	$8,271	$8,988	$9,309	$10,005
4/30/2016	$8,448	$9,207	$9,611	$10,043
5/31/2016	$8,725	$9,448	$9,736	$10,224
6/30/2016	$8,768	$9,273	$9,679	$10,250
7/31/2016	$9,548	$9,775	$10,185	$10,628
8/31/2016	$9,634	$9,969	$10,460	$10,643
9/30/2016	$10,038	$10,378	$10,767	$10,645
10/31/2016	$9,300	$9,537	$10,154	$10,451
11/30/2016	$10,010	$10,326	$11,333	$10,838
12/31/2016	$9,783	$10,530	$11,849	$11,052
1/31/2017	$10,024	$10,414	$11,671	$11,262
2/28/2017	$10,258	$10,629	$11,792	$11,709
3/31/2017	$10,663	$10,807	$11,894	$11,723
4/30/2017	$10,713	$10,926	$12,017	$11,843
5/31/2017	$10,691	$10,787	$11,741	$12,010
6/30/2017	$11,529	$11,379	$12,350	$12,085
7/31/2017	$11,998	$11,316	$12,282	$12,333
8/31/2017	$12,232	$11,406	$12,180	$12,371
9/30/2017	$13,098	$12,170	$13,172	$12,626
10/31/2017	$12,963	$12,013	$13,151	$12,921
11/30/2017	$12,982	$12,252	$13,473	$13,317
12/31/2017	$13,542	$12,283	$13,409	$13,465
1/31/2018	$14,185	$12,633	$13,738	$14,236
2/28/2018	$14,194	$12,342	$13,303	$13,711
3/31/2018	$14,252	$12,405	$13,500	$13,363
4/30/2018	$14,469	$12,515	$13,670	$13,414
5/31/2018	$15,965	$13,465	$14,656	$13,737
6/30/2018	$16,499	$13,613	$14,846	$13,822
7/31/2018	$15,948	$13,606	$14,836	$14,336
8/31/2018	$18,187	$14,561	$15,474	$14,803
9/30/2018	$18,162	$14,042	$14,970	$14,887
10/31/2018	$15,079	$12,143	$13,337	$13,870
11/30/2018	$15,343	$12,084	$13,252	$14,153
12/31/2018	$13,914	$10,541	$11,655	$12,875
1/31/2019	$15,567	$11,637	$12,878	$13,906
2/28/2019	$17,363	$12,410	$13,583	$14,353
3/31/2019	$17,067	$12,228	$13,182	$14,632
4/30/2019	$17,575	$12,337	$13,434	$15,224
5/31/2019	$16,713	$11,547	$12,523	$14,257
6/30/2019	$18,343	$12,280	$13,304	$15,262
7/31/2019	$18,036	$11,979	$13,123	$15,481
8/31/2019	$16,985	$11,279	$12,297	$15,236
9/30/2019	$15,792	$11,046	$12,578	$15,521
10/31/2019	$16,335	$11,314	$12,901	$15,857
11/30/2019	$17,792	$12,177	$13,500	$16,432
12/31/2019	$18,724	$13,000	$14,270	$16,928
1/31/2020	$19,035	$12,744	$13,605	$16,922
2/29/2020	$18,230	$12,071	$12,675	$15,529
3/31/2020	$14,177	$9,543	$9,705	$13,611
4/30/2020	$16,860	$11,346	$11,183	$15,356
5/31/2020	$19,543	$12,451	$11,924	$16,087
6/30/2020	$20,927	$13,249	$12,670	$16,407
7/31/2020	$22,014	$13,662	$12,805	$17,332
8/31/2020	$24,274	$14,406	$13,567	$18,578
9/30/2020	$24,584	$14,051	$13,137	$17,872
10/31/2020	$24,697	$13,843	$13,307	$17,397
11/30/2020	$29,616	$16,832	$16,027	$19,301
12/31/2020	$33,595	$18,217	$17,261	$20,043
1/31/2021	$36,223	$20,560	$19,714	$19,841
2/28/2021	$39,733	$21,977	$20,902	$20,388
3/31/2021	$37,724	$21,288	$21,384	$21,281
4/30/2021	$38,194	$21,099	$21,440	$22,416
5/31/2021	$35,941	$20,652	$21,791	$22,573
6/30/2021	$37,668	$21,965	$22,269	$23,100
7/31/2021	$35,660	$20,451	$21,041	$23,649
8/31/2021	$36,185	$20,999	$21,796	$24,368
9/30/2021	$34,121	$19,968	$21,160	$23,234
10/31/2021	$36,336	$20,170	$21,629	$24,862
11/30/2021	$34,365	$18,862	$20,495	$24,690
12/31/2021	$34,759	$18,377	$20,598	$25,797
1/31/2022	$28,622	$15,710	$18,585	$24,462
2/28/2022	$28,659	$15,725	$18,775	$23,729
3/31/2022	$28,772	$15,858	$19,034	$24,610
4/30/2022	$24,849	$13,636	$17,060	$22,464
5/31/2022	$24,080	$13,308	$16,993	$22,505
6/30/2022	$22,278	$12,306	$15,425	$20,648
7/31/2022	$24,680	$13,751	$16,962	$22,552
8/31/2022	$25,431	$13,863	$16,989	$21,632
9/30/2022	$24,099	$12,569	$15,351	$19,640
10/31/2022	$26,013	$13,592	$16,807	$21,230
11/30/2022	$25,731	$13,475	$16,792	$22,416
12/31/2022	$24,587	$12,908	$16,076	$21,125
1/31/2023	$26,726	$14,206	$17,660	$22,452
2/28/2023	$26,595	$13,815	$17,146	$21,904
3/31/2023	$25,938	$13,006	$15,622	$22,708
4/30/2023	$25,994	$12,830	$15,218	$23,063
5/31/2023	$26,538	$13,153	$15,432	$23,163
6/30/2023	$27,026	$13,833	$16,448	$24,693
7/31/2023	$27,927	$14,067	$17,327	$25,487
8/31/2023	$25,900	$13,177	$16,175	$25,081
9/30/2023	$23,404	$12,179	$15,144	$23,885
10/31/2023	$20,739	$11,152	$14,050	$23,383
11/30/2023	$23,629	$12,389	$15,380	$25,518
12/31/2023	$26,032	$14,084	$17,576	$26,678
1/31/2024	$25,675	$13,625	$16,895	$27,126
2/29/2024	$27,514	$14,827	$17,946	$28,574
3/31/2024	$28,021	$15,014	$18,399	$29,494
4/30/2024	$26,107	$13,802	$16,970	$28,289
5/31/2024	$27,984	$14,522	$17,830	$29,692
6/30/2024	$28,040	$14,177	$17,428	$30,757
7/31/2024	$29,241	$15,623	$19,497	$31,132
8/31/2024	$29,748	$15,326	$18,962	$31,887
9/30/2024	$29,973	$15,392	$18,873	$32,568
10/31/2024	$30,987	$15,949	$19,002	$32,272
11/30/2024	$34,759	$17,938	$21,213	$34,167
12/31/2024	$33,032	$17,170	$19,985	$33,352
1/31/2025	$33,126	$17,074	$20,011	$34,281
2/28/2025	$30,161	$15,896	$18,918	$33,834
3/31/2025	$27,120	$14,123	$17,110	$31,928
4/30/2025	$27,909	$14,485	$17,030	$31,711
5/31/2025	$29,973	$15,796	$18,385	$33,707
6/30/2025	$31,418	$17,078	$19,764	$35,421
7/31/2025	$31,737	$17,572	$20,175	$36,216
8/31/2025	$33,858	$19,248	$22,043	$36,950
9/30/2025	$35,791	$20,482	$23,131	$38,299
10/31/2025	$37,968	$21,624	$24,175	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	22.53%	8.98%	14.95%
Class A with sales charge	15.47%	7.70%	14.27%
Russell Micro Cap Growth Index	35.58%	9.33%	8.02%
Russell Microcap Index	27.22%	12.68%	9.23%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-271-A

12/25

Class C

LCMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.12%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 21.59%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,089	$9,716	$9,590	$9,600
10/31/2020	$10,129	$9,572	$9,713	$9,345
11/30/2020	$12,134	$11,639	$11,699	$10,368
12/31/2020	$13,758	$12,596	$12,600	$10,766
1/31/2021	$14,829	$14,216	$14,391	$10,658
2/28/2021	$16,258	$15,196	$15,257	$10,951
3/31/2021	$15,421	$14,720	$15,609	$11,431
4/30/2021	$15,609	$14,589	$15,651	$12,041
5/31/2021	$14,678	$14,280	$15,907	$12,125
6/30/2021	$15,376	$15,188	$16,256	$12,408
7/31/2021	$14,539	$14,141	$15,359	$12,703
8/31/2021	$14,747	$14,520	$15,910	$13,089
9/30/2021	$13,897	$13,807	$15,446	$12,481
10/31/2021	$14,791	$13,947	$15,788	$13,355
11/30/2021	$13,985	$13,042	$14,961	$13,262
12/31/2021	$14,136	$12,707	$15,036	$13,857
1/31/2022	$11,630	$10,863	$13,566	$13,140
2/28/2022	$11,643	$10,874	$13,705	$12,746
3/31/2022	$11,674	$10,965	$13,894	$13,220
4/30/2022	$10,081	$9,428	$12,453	$12,067
5/31/2022	$9,766	$9,202	$12,404	$12,089
6/30/2022	$9,023	$8,509	$11,260	$11,091
7/31/2022	$9,993	$9,508	$12,382	$12,114
8/31/2022	$10,289	$9,586	$12,401	$11,620
9/30/2022	$9,747	$8,691	$11,205	$10,550
10/31/2022	$10,515	$9,399	$12,268	$11,404
11/30/2022	$10,390	$9,317	$12,258	$12,041
12/31/2022	$9,924	$8,925	$11,735	$11,347
1/31/2023	$10,780	$9,823	$12,891	$12,060
2/28/2023	$10,717	$9,553	$12,516	$11,766
3/31/2023	$10,452	$8,993	$11,403	$12,198
4/30/2023	$10,465	$8,871	$11,108	$12,388
5/31/2023	$10,679	$9,095	$11,265	$12,442
6/30/2023	$10,868	$9,565	$12,007	$13,264
7/31/2023	$11,221	$9,727	$12,648	$13,690
8/31/2023	$10,396	$9,111	$11,807	$13,472
9/30/2023	$9,388	$8,421	$11,054	$12,830
10/31/2023	$8,318	$7,711	$10,256	$12,560
11/30/2023	$9,470	$8,566	$11,227	$13,707
12/31/2023	$10,421	$9,738	$12,830	$14,330
1/31/2024	$10,282	$9,421	$12,333	$14,571
2/29/2024	$11,013	$10,252	$13,100	$15,349
3/31/2024	$11,202	$10,381	$13,431	$15,843
4/30/2024	$10,434	$9,543	$12,388	$15,196
5/31/2024	$11,177	$10,041	$13,015	$15,949
6/30/2024	$11,196	$9,803	$12,722	$16,521
7/31/2024	$11,668	$10,802	$14,232	$16,723
8/31/2024	$11,857	$10,597	$13,841	$17,128
9/30/2024	$11,939	$10,643	$13,776	$17,494
10/31/2024	$12,335	$11,028	$13,871	$17,335
11/30/2024	$13,834	$12,403	$15,485	$18,353
12/31/2024	$13,135	$11,872	$14,588	$17,915
1/31/2025	$13,160	$11,806	$14,607	$18,414
2/28/2025	$11,976	$10,992	$13,810	$18,174
3/31/2025	$10,761	$9,765	$12,489	$17,150
4/30/2025	$11,070	$10,016	$12,431	$17,034
5/31/2025	$11,876	$10,923	$13,421	$18,106
6/30/2025	$12,442	$11,809	$14,427	$19,027
7/31/2025	$12,562	$12,150	$14,727	$19,454
8/31/2025	$13,393	$13,309	$16,090	$19,848
9/30/2025	$14,149	$14,162	$16,884	$20,572
10/31/2025	$14,999	$14,952	$17,646	$21,054

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 8/28/20
Class C at NAV	21.59%	8.17%	8.15%
Class C with sales charge	20.59%	8.17%	8.15%
Russell Micro Cap Growth Index	35.58%	9.33%	8.08%
Russell Microcap Index	27.22%	12.68%	11.60%
S&P 500 Index	21.45%	17.64%	15.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9069-C

12/25

Class F

LFMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$125	1.12%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.81%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,094	$9,716	$9,590	$9,600
10/31/2020	$10,149	$9,572	$9,713	$9,345
11/30/2020	$12,165	$11,639	$11,699	$10,368
12/31/2020	$13,801	$12,596	$12,600	$10,766
1/31/2021	$14,883	$14,216	$14,391	$10,658
2/28/2021	$16,331	$15,196	$15,257	$10,951
3/31/2021	$15,506	$14,720	$15,609	$11,431
4/30/2021	$15,708	$14,589	$15,651	$12,041
5/31/2021	$14,783	$14,280	$15,907	$12,125
6/30/2021	$15,500	$15,188	$16,256	$12,408
7/31/2021	$14,669	$14,141	$15,359	$12,703
8/31/2021	$14,890	$14,520	$15,910	$13,089
9/30/2021	$14,046	$13,807	$15,446	$12,481
10/31/2021	$14,959	$13,947	$15,788	$13,355
11/30/2021	$14,153	$13,042	$14,961	$13,262
12/31/2021	$14,317	$12,707	$15,036	$13,857
1/31/2022	$11,793	$10,863	$13,566	$13,140
2/28/2022	$11,812	$10,874	$13,705	$12,746
3/31/2022	$11,856	$10,965	$13,894	$13,220
4/30/2022	$10,245	$9,428	$12,453	$12,067
5/31/2022	$9,931	$9,202	$12,404	$12,089
6/30/2022	$9,188	$8,509	$11,260	$11,091
7/31/2022	$10,182	$9,508	$12,382	$12,114
8/31/2022	$10,491	$9,586	$12,401	$11,620
9/30/2022	$9,949	$8,691	$11,205	$10,550
10/31/2022	$10,742	$9,399	$12,268	$11,404
11/30/2022	$10,629	$9,317	$12,258	$12,041
12/31/2022	$10,151	$8,925	$11,735	$11,347
1/31/2023	$11,038	$9,823	$12,891	$12,060
2/28/2023	$10,988	$9,553	$12,516	$11,766
3/31/2023	$10,724	$8,993	$11,403	$12,198
4/30/2023	$10,742	$8,871	$11,108	$12,388
5/31/2023	$10,975	$9,095	$11,265	$12,442
6/30/2023	$11,177	$9,565	$12,007	$13,264
7/31/2023	$11,548	$9,727	$12,648	$13,690
8/31/2023	$10,711	$9,111	$11,807	$13,472
9/30/2023	$9,685	$8,421	$11,054	$12,830
10/31/2023	$8,584	$7,711	$10,256	$12,560
11/30/2023	$9,786	$8,566	$11,227	$13,707
12/31/2023	$10,774	$9,738	$12,830	$14,330
1/31/2024	$10,635	$9,421	$12,333	$14,571
2/29/2024	$11,403	$10,252	$13,100	$15,349
3/31/2024	$11,605	$10,381	$13,431	$15,843
4/30/2024	$10,818	$9,543	$12,388	$15,196
5/31/2024	$11,598	$10,041	$13,015	$15,949
6/30/2024	$11,630	$9,803	$12,722	$16,521
7/31/2024	$12,127	$10,802	$14,232	$16,723
8/31/2024	$12,341	$10,597	$13,841	$17,128
9/30/2024	$12,435	$10,643	$13,776	$17,494
10/31/2024	$12,857	$11,028	$13,871	$17,335
11/30/2024	$14,430	$12,403	$15,485	$18,353
12/31/2024	$13,713	$11,872	$14,588	$17,915
1/31/2025	$13,751	$11,806	$14,607	$18,414
2/28/2025	$12,530	$10,992	$13,810	$18,174
3/31/2025	$11,265	$9,765	$12,489	$17,150
4/30/2025	$11,598	$10,016	$12,431	$17,034
5/31/2025	$12,454	$10,923	$13,421	$18,106
6/30/2025	$13,058	$11,809	$14,427	$19,027
7/31/2025	$13,197	$12,150	$14,727	$19,454
8/31/2025	$14,078	$13,309	$16,090	$19,848
9/30/2025	$14,883	$14,162	$16,884	$20,572
10/31/2025	$15,790	$14,952	$17,646	$21,054

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 8/28/20
Class F at NAV	22.81%	9.24%	9.23%
Russell Micro Cap Growth Index	35.58%	9.33%	8.08%
Russell Microcap Index	27.22%	12.68%	11.60%
S&P 500 Index	21.45%	17.64%	15.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-9070-F

12/25

Class I

LMIYX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.12%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 22.81%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 35.58% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Kratos Defense & Security Solutions, Inc. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Sphere Entertainment Co.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Alkami Technology, Inc. Security selection within the Financials sector also detracted from relative performance, led by an overweight allocation to Sezzle, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,604	$10,471	$10,380	$10,030
12/31/2015	$10,166	$9,854	$9,844	$9,872
1/31/2016	$8,535	$8,471	$8,826	$9,382
2/29/2016	$8,139	$8,390	$8,693	$9,369
3/31/2016	$8,778	$8,988	$9,309	$10,005
4/30/2016	$8,965	$9,207	$9,611	$10,043
5/31/2016	$9,257	$9,448	$9,736	$10,224
6/30/2016	$9,298	$9,273	$9,679	$10,250
7/31/2016	$10,125	$9,775	$10,185	$10,628
8/31/2016	$10,222	$9,969	$10,460	$10,643
9/30/2016	$10,653	$10,378	$10,767	$10,645
10/31/2016	$9,861	$9,537	$10,154	$10,451
11/30/2016	$10,618	$10,326	$11,333	$10,838
12/31/2016	$10,375	$10,530	$11,849	$11,052
1/31/2017	$10,632	$10,414	$11,671	$11,262
2/28/2017	$10,882	$10,629	$11,792	$11,709
3/31/2017	$11,305	$10,807	$11,894	$11,723
4/30/2017	$11,361	$10,926	$12,017	$11,843
5/31/2017	$11,340	$10,787	$11,741	$12,010
6/30/2017	$12,229	$11,379	$12,350	$12,085
7/31/2017	$12,729	$11,316	$12,282	$12,333
8/31/2017	$12,979	$11,406	$12,180	$12,371
9/30/2017	$13,896	$12,170	$13,172	$12,626
10/31/2017	$13,750	$12,013	$13,151	$12,921
11/30/2017	$13,776	$12,252	$13,473	$13,317
12/31/2017	$14,356	$12,283	$13,409	$13,465
1/31/2018	$15,049	$12,633	$13,738	$14,236
2/28/2018	$15,058	$12,342	$13,303	$13,711
3/31/2018	$15,122	$12,405	$13,500	$13,363
4/30/2018	$15,348	$12,515	$13,670	$13,414
5/31/2018	$16,936	$13,465	$14,656	$13,737
6/30/2018	$17,508	$13,613	$14,846	$13,822
7/31/2018	$16,912	$13,606	$14,836	$14,336
8/31/2018	$19,289	$14,561	$15,474	$14,803
9/30/2018	$19,265	$14,042	$14,970	$14,887
10/31/2018	$15,993	$12,143	$13,337	$13,870
11/30/2018	$16,271	$12,084	$13,252	$14,153
12/31/2018	$14,766	$10,541	$11,655	$12,875
1/31/2019	$16,513	$11,637	$12,878	$13,906
2/28/2019	$18,413	$12,410	$13,583	$14,353
3/31/2019	$18,106	$12,228	$13,182	$14,632
4/30/2019	$18,644	$12,337	$13,434	$15,224
5/31/2019	$17,732	$11,547	$12,523	$14,257
6/30/2019	$19,457	$12,280	$13,304	$15,262
7/31/2019	$19,128	$11,979	$13,123	$15,481
8/31/2019	$18,018	$11,279	$12,297	$15,236
9/30/2019	$16,755	$11,046	$12,578	$15,521
10/31/2019	$17,326	$11,314	$12,901	$15,857
11/30/2019	$18,881	$12,177	$13,500	$16,432
12/31/2019	$19,868	$13,000	$14,270	$16,928
1/31/2020	$20,202	$12,744	$13,605	$16,922
2/29/2020	$19,343	$12,071	$12,675	$15,529
3/31/2020	$15,046	$9,543	$9,705	$13,611
4/30/2020	$17,880	$11,346	$11,183	$15,356
5/31/2020	$20,728	$12,451	$11,924	$16,087
6/30/2020	$22,216	$13,249	$12,670	$16,407
7/31/2020	$23,370	$13,662	$12,805	$17,332
8/31/2020	$25,769	$14,406	$13,567	$18,578
9/30/2020	$26,102	$14,051	$13,137	$17,872
10/31/2020	$26,243	$13,843	$13,307	$17,397
11/30/2020	$31,456	$16,832	$16,027	$19,301
12/31/2020	$35,687	$18,217	$17,261	$20,043
1/31/2021	$38,486	$20,560	$19,714	$19,841
2/28/2021	$42,229	$21,977	$20,902	$20,388
3/31/2021	$40,097	$21,288	$21,384	$21,281
4/30/2021	$40,618	$21,099	$21,440	$22,416
5/31/2021	$38,226	$20,652	$21,791	$22,573
6/30/2021	$40,081	$21,965	$22,269	$23,100
7/31/2021	$37,933	$20,451	$21,041	$23,649
8/31/2021	$38,502	$20,999	$21,796	$24,368
9/30/2021	$36,322	$19,968	$21,160	$23,234
10/31/2021	$38,681	$20,170	$21,629	$24,862
11/30/2021	$36,598	$18,862	$20,495	$24,690
12/31/2021	$37,021	$18,377	$20,598	$25,797
1/31/2022	$30,496	$15,710	$18,585	$24,462
2/28/2022	$30,545	$15,725	$18,775	$23,729
3/31/2022	$30,659	$15,858	$19,034	$24,610
4/30/2022	$26,493	$13,636	$17,060	$22,464
5/31/2022	$25,679	$13,308	$16,993	$22,505
6/30/2022	$23,759	$12,306	$15,425	$20,648
7/31/2022	$26,330	$13,751	$16,962	$22,552
8/31/2022	$27,127	$13,863	$16,989	$21,632
9/30/2022	$25,728	$12,569	$15,351	$19,640
10/31/2022	$27,778	$13,592	$16,807	$21,230
11/30/2022	$27,469	$13,475	$16,792	$22,416
12/31/2022	$26,249	$12,908	$16,076	$21,125
1/31/2023	$28,543	$14,206	$17,660	$22,452
2/28/2023	$28,413	$13,815	$17,146	$21,904
3/31/2023	$27,729	$13,006	$15,622	$22,708
4/30/2023	$27,778	$12,830	$15,218	$23,063
5/31/2023	$28,380	$13,153	$15,432	$23,163
6/30/2023	$28,901	$13,833	$16,448	$24,693
7/31/2023	$29,861	$14,067	$17,327	$25,487
8/31/2023	$27,697	$13,177	$16,175	$25,081
9/30/2023	$25,028	$12,179	$15,144	$23,885
10/31/2023	$22,197	$11,152	$14,050	$23,383
11/30/2023	$25,288	$12,389	$15,380	$25,518
12/31/2023	$27,860	$14,084	$17,576	$26,678
1/31/2024	$27,502	$13,625	$16,895	$27,126
2/29/2024	$29,471	$14,827	$17,946	$28,574
3/31/2024	$30,008	$15,014	$18,399	$29,494
4/30/2024	$27,974	$13,802	$16,970	$28,289
5/31/2024	$29,991	$14,522	$17,830	$29,692
6/30/2024	$30,073	$14,177	$17,428	$30,757
7/31/2024	$31,358	$15,623	$19,497	$31,132
8/31/2024	$31,912	$15,326	$18,962	$31,887
9/30/2024	$32,156	$15,392	$18,873	$32,568
10/31/2024	$33,246	$15,949	$19,002	$32,272
11/30/2024	$37,314	$17,938	$21,213	$34,167
12/31/2024	$35,459	$17,170	$19,985	$33,352
1/31/2025	$35,557	$17,074	$20,011	$34,281
2/28/2025	$32,384	$15,896	$18,918	$33,834
3/31/2025	$29,129	$14,123	$17,110	$31,928
4/30/2025	$29,991	$14,485	$17,030	$31,711
5/31/2025	$32,205	$15,796	$18,385	$33,707
6/30/2025	$33,767	$17,078	$19,764	$35,421
7/31/2025	$34,109	$17,572	$20,175	$36,216
8/31/2025	$36,387	$19,248	$22,043	$36,950
9/30/2025	$38,470	$20,482	$23,131	$38,299
10/31/2025	$40,829	$21,624	$24,175	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	22.81%	9.24%	15.11%
Russell Micro Cap Growth Index	35.58%	9.33%	8.02%
Russell Microcap Index	27.22%	12.68%	9.23%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$207,003,388
# of Portfolio Holdings	81
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$1,685,990

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.52%
Consumer Discretionary	6.56%
Consumer Staples	2.67%
Energy	2.58%
Financials	4.89%
Health Care	31.95%
Industrials	21.41%
Information Technology	18.92%
Materials	0.74%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	6.65%
Time DepositsFootnote Reference(a)	0.74%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMIYX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-700-I

12/25

Class A

LVOAX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.16%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.90%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$9,427	$10,000	$10,000	$10,000
11/30/2015	$9,482	$10,196	$10,168	$10,030
12/31/2015	$9,160	$9,781	$9,703	$9,872
1/31/2016	$8,683	$9,001	$9,108	$9,382
2/29/2016	$8,714	$9,064	$9,206	$9,369
3/31/2016	$9,435	$9,820	$10,026	$10,005
4/30/2016	$9,508	$9,964	$10,220	$10,043
5/31/2016	$9,705	$10,174	$10,401	$10,224
6/30/2016	$9,669	$10,170	$10,464	$10,250
7/31/2016	$10,001	$10,701	$10,940	$10,628
8/31/2016	$10,120	$10,786	$11,038	$10,643
9/30/2016	$10,084	$10,838	$11,110	$10,645
10/31/2016	$9,835	$10,398	$10,778	$10,451
11/30/2016	$10,601	$11,283	$11,811	$10,838
12/31/2016	$10,662	$11,502	$12,148	$11,052
1/31/2017	$10,772	$11,661	$12,214	$11,262
2/28/2017	$10,942	$11,942	$12,442	$11,709
3/31/2017	$10,794	$11,934	$12,345	$11,723
4/30/2017	$10,772	$12,026	$12,332	$11,843
5/31/2017	$10,816	$11,891	$12,065	$12,010
6/30/2017	$11,013	$12,188	$12,385	$12,085
7/31/2017	$11,019	$12,315	$12,481	$12,333
8/31/2017	$10,936	$12,212	$12,265	$12,371
9/30/2017	$11,272	$12,766	$12,859	$12,626
10/31/2017	$11,431	$12,964	$12,930	$12,921
11/30/2017	$11,709	$13,390	$13,353	$13,317
12/31/2017	$11,744	$13,435	$13,406	$13,465
1/31/2018	$11,984	$13,845	$13,575	$14,236
2/28/2018	$11,405	$13,275	$12,909	$13,711
3/31/2018	$11,440	$13,403	$13,051	$13,363
4/30/2018	$11,370	$13,435	$13,192	$13,414
5/31/2018	$11,756	$14,066	$13,735	$13,737
6/30/2018	$11,773	$14,168	$13,808	$13,822
7/31/2018	$12,124	$14,442	$14,082	$14,336
8/31/2018	$12,551	$15,062	$14,402	$14,803
9/30/2018	$12,551	$14,833	$14,177	$14,887
10/31/2018	$11,399	$13,327	$12,965	$13,870
11/30/2018	$11,575	$13,579	$13,210	$14,153
12/31/2018	$10,351	$12,091	$11,749	$12,875
1/31/2019	$11,298	$13,483	$13,062	$13,906
2/28/2019	$11,698	$14,120	$13,470	$14,353
3/31/2019	$11,582	$14,004	$13,291	$14,632
4/30/2019	$11,949	$14,495	$13,757	$15,224
5/31/2019	$11,008	$13,463	$12,719	$14,257
6/30/2019	$11,769	$14,418	$13,542	$15,262
7/31/2019	$11,756	$14,568	$13,630	$15,481
8/31/2019	$11,614	$13,986	$12,966	$15,236
9/30/2019	$11,923	$14,234	$13,560	$15,521
10/31/2019	$11,994	$14,506	$13,755	$15,857
11/30/2019	$12,414	$15,129	$14,093	$16,432
12/31/2019	$12,718	$15,449	$14,518	$16,928
1/31/2020	$12,602	$15,135	$13,989	$16,922
2/29/2020	$11,459	$13,866	$12,640	$15,529
3/31/2020	$9,491	$10,857	$9,489	$13,611
4/30/2020	$10,714	$12,437	$10,744	$15,356
5/31/2020	$11,488	$13,355	$11,234	$16,087
6/30/2020	$11,546	$13,741	$11,443	$16,407
7/31/2020	$12,059	$14,289	$11,787	$17,332
8/31/2020	$12,255	$14,936	$12,323	$18,578
9/30/2020	$12,030	$14,549	$11,849	$17,872
10/31/2020	$12,276	$14,813	$12,116	$17,397
11/30/2020	$13,877	$17,226	$14,236	$19,301
12/31/2020	$14,649	$18,537	$15,226	$20,043
1/31/2021	$14,603	$18,991	$15,563	$19,841
2/28/2021	$15,879	$20,230	$16,948	$20,388
3/31/2021	$16,368	$20,563	$17,789	$21,281
4/30/2021	$17,232	$21,385	$18,552	$22,416
5/31/2021	$17,132	$21,429	$18,929	$22,573
6/30/2021	$16,964	$21,682	$18,679	$23,100
7/31/2021	$17,247	$21,302	$18,405	$23,649
8/31/2021	$17,629	$21,786	$18,794	$24,368
9/30/2021	$17,209	$21,101	$18,292	$23,234
10/31/2021	$18,111	$22,135	$19,161	$24,862
11/30/2021	$17,655	$21,212	$18,494	$24,690
12/31/2021	$18,634	$21,908	$19,456	$25,797
1/31/2022	$16,988	$20,084	$18,467	$24,462
2/28/2022	$17,023	$20,310	$18,769	$23,729
3/31/2022	$16,815	$20,633	$19,164	$24,610
4/30/2022	$15,550	$18,875	$17,865	$22,464
5/31/2022	$15,758	$18,939	$18,207	$22,505
6/30/2022	$14,216	$17,130	$16,215	$20,648
7/31/2022	$15,576	$18,902	$17,784	$22,552
8/31/2022	$14,883	$18,399	$17,226	$21,632
9/30/2022	$13,445	$16,647	$15,484	$19,640
10/31/2022	$14,649	$18,244	$17,119	$21,230
11/30/2022	$15,337	$19,014	$17,979	$22,416
12/31/2022	$14,553	$17,883	$16,910	$21,125
1/31/2023	$15,743	$19,671	$18,600	$22,452
2/28/2023	$15,432	$19,210	$18,074	$21,904
3/31/2023	$15,101	$18,490	$17,146	$22,708
4/30/2023	$15,054	$18,248	$16,918	$23,063
5/31/2023	$14,751	$17,929	$16,435	$23,163
6/30/2023	$15,838	$19,456	$17,896	$24,693
7/31/2023	$16,424	$20,423	$18,945	$25,487
8/31/2023	$16,074	$19,621	$18,216	$25,081
9/30/2023	$15,375	$18,525	$17,241	$23,885
10/31/2023	$14,666	$17,400	$16,273	$23,383
11/30/2023	$15,734	$18,967	$17,750	$25,518
12/31/2023	$16,982	$20,999	$19,613	$26,678
1/31/2024	$16,838	$20,450	$19,063	$27,126
2/29/2024	$17,904	$21,562	$19,827	$28,574
3/31/2024	$18,672	$22,452	$20,804	$29,494
4/30/2024	$17,491	$20,948	$19,496	$28,289
5/31/2024	$18,355	$21,820	$20,317	$29,692
6/30/2024	$18,000	$21,493	$19,908	$30,757
7/31/2024	$19,286	$23,089	$21,520	$31,132
8/31/2024	$19,343	$23,030	$21,519	$31,887
9/30/2024	$19,555	$23,373	$21,824	$32,568
10/31/2024	$19,324	$23,156	$21,549	$32,272
11/30/2024	$20,836	$25,435	$23,451	$34,167
12/31/2024	$19,294	$23,518	$21,767	$33,352
1/31/2025	$19,825	$24,352	$22,508	$34,281
2/28/2025	$18,876	$23,209	$21,676	$33,834
3/31/2025	$17,865	$21,754	$20,498	$31,928
4/30/2025	$17,436	$21,305	$19,905	$31,711
5/31/2025	$17,896	$22,580	$21,041	$33,707
6/30/2025	$18,559	$23,622	$21,992	$35,421
7/31/2025	$18,988	$24,078	$22,374	$36,216
8/31/2025	$19,202	$25,342	$23,548	$36,950
9/30/2025	$19,294	$25,748	$23,790	$38,299
10/31/2025	$18,957	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(1.90%)	9.08%	7.24%
Class A with sales charge	(7.55%)	7.79%	6.61%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LVOAX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-580-A

12/25

Class C

LVOCX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.65%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,052	$10,196	$10,168	$10,030
12/31/2015	$9,705	$9,781	$9,703	$9,872
1/31/2016	$9,196	$9,001	$9,108	$9,382
2/29/2016	$9,220	$9,064	$9,206	$9,369
3/31/2016	$9,974	$9,820	$10,026	$10,005
4/30/2016	$10,052	$9,964	$10,220	$10,043
5/31/2016	$10,249	$10,174	$10,401	$10,224
6/30/2016	$10,208	$10,170	$10,464	$10,250
7/31/2016	$10,549	$10,701	$10,940	$10,628
8/31/2016	$10,668	$10,786	$11,038	$10,643
9/30/2016	$10,620	$10,838	$11,110	$10,645
10/31/2016	$10,357	$10,398	$10,778	$10,451
11/30/2016	$11,157	$11,283	$11,811	$10,838
12/31/2016	$11,214	$11,502	$12,148	$11,052
1/31/2017	$11,323	$11,661	$12,214	$11,262
2/28/2017	$11,495	$11,942	$12,442	$11,709
3/31/2017	$11,329	$11,934	$12,345	$11,723
4/30/2017	$11,297	$12,026	$12,332	$11,843
5/31/2017	$11,335	$11,891	$12,065	$12,010
6/30/2017	$11,533	$12,188	$12,385	$12,085
7/31/2017	$11,539	$12,315	$12,481	$12,333
8/31/2017	$11,444	$12,212	$12,265	$12,371
9/30/2017	$11,788	$12,766	$12,859	$12,626
10/31/2017	$11,947	$12,964	$12,930	$12,921
11/30/2017	$12,231	$13,390	$13,353	$13,317
12/31/2017	$12,259	$13,435	$13,406	$13,465
1/31/2018	$12,498	$13,845	$13,575	$14,236
2/28/2018	$11,890	$13,275	$12,909	$13,711
3/31/2018	$11,917	$13,403	$13,051	$13,363
4/30/2018	$11,835	$13,435	$13,192	$13,414
5/31/2018	$12,231	$14,066	$13,735	$13,737
6/30/2018	$12,238	$14,168	$13,808	$13,822
7/31/2018	$12,600	$14,442	$14,082	$14,336
8/31/2018	$13,030	$15,062	$14,402	$14,803
9/30/2018	$13,023	$14,833	$14,177	$14,887
10/31/2018	$11,822	$13,327	$12,965	$13,870
11/30/2018	$12,002	$13,579	$13,210	$14,153
12/31/2018	$10,722	$12,091	$11,749	$12,875
1/31/2019	$11,697	$13,483	$13,062	$13,906
2/28/2019	$12,101	$14,120	$13,470	$14,353
3/31/2019	$11,979	$14,004	$13,291	$14,632
4/30/2019	$12,352	$14,495	$13,757	$15,224
5/31/2019	$11,370	$13,463	$12,719	$14,257
6/30/2019	$12,146	$14,418	$13,542	$15,262
7/31/2019	$12,123	$14,568	$13,630	$15,481
8/31/2019	$11,971	$13,986	$12,966	$15,236
9/30/2019	$12,283	$14,234	$13,560	$15,521
10/31/2019	$12,352	$14,506	$13,755	$15,857
11/30/2019	$12,772	$15,129	$14,093	$16,432
12/31/2019	$13,075	$15,449	$14,518	$16,928
1/31/2020	$12,954	$15,135	$13,989	$16,922
2/29/2020	$11,766	$13,866	$12,640	$15,529
3/31/2020	$9,737	$10,857	$9,489	$13,611
4/30/2020	$10,985	$12,437	$10,744	$15,356
5/31/2020	$11,783	$13,355	$11,234	$16,087
6/30/2020	$11,826	$13,741	$11,443	$16,407
7/31/2020	$12,347	$14,289	$11,787	$17,332
8/31/2020	$12,537	$14,936	$12,323	$18,578
9/30/2020	$12,303	$14,549	$11,849	$17,872
10/31/2020	$12,546	$14,813	$12,116	$17,397
11/30/2020	$14,174	$17,226	$14,236	$19,301
12/31/2020	$14,949	$18,537	$15,226	$20,043
1/31/2021	$14,894	$18,991	$15,563	$19,841
2/28/2021	$16,194	$20,230	$16,948	$20,388
3/31/2021	$16,674	$20,563	$17,789	$21,281
4/30/2021	$17,540	$21,385	$18,552	$22,416
5/31/2021	$17,430	$21,429	$18,929	$22,573
6/30/2021	$17,255	$21,682	$18,679	$23,100
7/31/2021	$17,531	$21,302	$18,405	$23,649
8/31/2021	$17,900	$21,786	$18,794	$24,368
9/30/2021	$17,467	$21,101	$18,292	$23,234
10/31/2021	$18,370	$22,135	$19,161	$24,862
11/30/2021	$17,895	$21,212	$18,494	$24,690
12/31/2021	$18,871	$21,908	$19,456	$25,797
1/31/2022	$17,198	$20,084	$18,467	$24,462
2/28/2022	$17,230	$20,310	$18,769	$23,729
3/31/2022	$17,005	$20,633	$19,164	$24,610
4/30/2022	$15,717	$18,875	$17,865	$22,464
5/31/2022	$15,910	$18,939	$18,207	$22,505
6/30/2022	$14,344	$17,130	$16,215	$20,648
7/31/2022	$15,717	$18,902	$17,784	$22,552
8/31/2022	$15,009	$18,399	$17,226	$21,632
9/30/2022	$13,539	$16,647	$15,484	$19,640
10/31/2022	$14,752	$18,244	$17,119	$21,230
11/30/2022	$15,431	$19,014	$17,979	$22,416
12/31/2022	$14,625	$17,883	$16,910	$21,125
1/31/2023	$15,822	$19,671	$18,600	$22,452
2/28/2023	$15,502	$19,210	$18,074	$21,904
3/31/2023	$15,158	$18,490	$17,146	$22,708
4/30/2023	$15,099	$18,248	$16,918	$23,063
5/31/2023	$14,779	$17,929	$16,435	$23,163
6/30/2023	$15,869	$19,456	$17,896	$24,693
7/31/2023	$16,438	$20,423	$18,945	$25,487
8/31/2023	$16,083	$19,621	$18,216	$25,081
9/30/2023	$15,372	$18,525	$17,241	$23,885
10/31/2023	$14,649	$17,400	$16,273	$23,383
11/30/2023	$15,714	$18,967	$17,750	$25,518
12/31/2023	$16,945	$20,999	$19,613	$26,678
1/31/2024	$16,788	$20,450	$19,063	$27,126
2/29/2024	$17,838	$21,562	$19,827	$28,574
3/31/2024	$18,598	$22,452	$20,804	$29,494
4/30/2024	$17,404	$20,948	$19,496	$28,289
5/31/2024	$18,261	$21,820	$20,317	$29,692
6/30/2024	$17,898	$21,493	$19,908	$30,757
7/31/2024	$19,166	$23,089	$21,520	$31,132
8/31/2024	$19,214	$23,030	$21,519	$31,887
9/30/2024	$19,395	$23,373	$21,824	$32,568
10/31/2024	$19,166	$23,156	$21,549	$32,272
11/30/2024	$20,655	$25,435	$23,451	$34,167
12/31/2024	$19,102	$23,518	$21,767	$33,352
1/31/2025	$19,624	$24,352	$22,508	$34,281
2/28/2025	$18,671	$23,209	$21,676	$33,834
3/31/2025	$17,652	$21,754	$20,498	$31,928
4/30/2025	$17,235	$21,305	$19,905	$31,711
5/31/2025	$17,665	$22,580	$21,041	$33,707
6/30/2025	$18,318	$23,622	$21,992	$35,421
7/31/2025	$18,723	$24,078	$22,374	$36,216
8/31/2025	$18,932	$25,342	$23,548	$36,950
9/30/2025	$18,997	$25,748	$23,790	$38,299
10/31/2025	$18,658	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	(2.65%)	8.26%	6.44%
Class C with sales charge	(3.55%)	8.26%	6.44%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LVOCX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-586-C

12/25

Class F

LVOFX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$100	1.01%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.73%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,058	$10,196	$10,168	$10,030
12/31/2015	$9,716	$9,781	$9,703	$9,872
1/31/2016	$9,212	$9,001	$9,108	$9,382
2/29/2016	$9,245	$9,064	$9,206	$9,369
3/31/2016	$10,009	$9,820	$10,026	$10,005
4/30/2016	$10,090	$9,964	$10,220	$10,043
5/31/2016	$10,302	$10,174	$10,401	$10,224
6/30/2016	$10,264	$10,170	$10,464	$10,250
7/31/2016	$10,616	$10,701	$10,940	$10,628
8/31/2016	$10,746	$10,786	$11,038	$10,643
9/30/2016	$10,708	$10,838	$11,110	$10,645
10/31/2016	$10,448	$10,398	$10,778	$10,451
11/30/2016	$11,260	$11,283	$11,811	$10,838
12/31/2016	$11,329	$11,502	$12,148	$11,052
1/31/2017	$11,443	$11,661	$12,214	$11,262
2/28/2017	$11,627	$11,942	$12,442	$11,709
3/31/2017	$11,466	$11,934	$12,345	$11,723
4/30/2017	$11,449	$12,026	$12,332	$11,843
5/31/2017	$11,495	$11,891	$12,065	$12,010
6/30/2017	$11,707	$12,188	$12,385	$12,085
7/31/2017	$11,713	$12,315	$12,481	$12,333
8/31/2017	$11,627	$12,212	$12,265	$12,371
9/30/2017	$11,989	$12,766	$12,859	$12,626
10/31/2017	$12,155	$12,964	$12,930	$12,921
11/30/2017	$12,456	$13,390	$13,353	$13,317
12/31/2017	$12,493	$13,435	$13,406	$13,465
1/31/2018	$12,749	$13,845	$13,575	$14,236
2/28/2018	$12,139	$13,275	$12,909	$13,711
3/31/2018	$12,175	$13,403	$13,051	$13,363
4/30/2018	$12,102	$13,435	$13,192	$13,414
5/31/2018	$12,511	$14,066	$13,735	$13,737
6/30/2018	$12,535	$14,168	$13,808	$13,822
7/31/2018	$12,907	$14,442	$14,082	$14,336
8/31/2018	$13,365	$15,062	$14,402	$14,803
9/30/2018	$13,365	$14,833	$14,177	$14,887
10/31/2018	$12,151	$13,327	$12,965	$13,870
11/30/2018	$12,342	$13,579	$13,210	$14,153
12/31/2018	$11,038	$12,091	$11,749	$12,875
1/31/2019	$12,046	$13,483	$13,062	$13,906
2/28/2019	$12,469	$14,120	$13,470	$14,353
3/31/2019	$12,355	$14,004	$13,291	$14,632
4/30/2019	$12,745	$14,495	$13,757	$15,224
5/31/2019	$11,744	$13,463	$12,719	$14,257
6/30/2019	$12,557	$14,418	$13,542	$15,262
7/31/2019	$12,543	$14,568	$13,630	$15,481
8/31/2019	$12,389	$13,986	$12,966	$15,236
9/30/2019	$12,724	$14,234	$13,560	$15,521
10/31/2019	$12,805	$14,506	$13,755	$15,857
11/30/2019	$13,254	$15,129	$14,093	$16,432
12/31/2019	$13,578	$15,449	$14,518	$16,928
1/31/2020	$13,457	$15,135	$13,989	$16,922
2/29/2020	$12,237	$13,866	$12,640	$15,529
3/31/2020	$10,134	$10,857	$9,489	$13,611
4/30/2020	$11,446	$12,437	$10,744	$15,356
5/31/2020	$12,274	$13,355	$11,234	$16,087
6/30/2020	$12,335	$13,741	$11,443	$16,407
7/31/2020	$12,885	$14,289	$11,787	$17,332
8/31/2020	$13,103	$14,936	$12,323	$18,578
9/30/2020	$12,862	$14,549	$11,849	$17,872
10/31/2020	$13,126	$14,813	$12,116	$17,397
11/30/2020	$14,843	$17,226	$14,236	$19,301
12/31/2020	$15,662	$18,537	$15,226	$20,043
1/31/2021	$15,614	$18,991	$15,563	$19,841
2/28/2021	$16,983	$20,230	$16,948	$20,388
3/31/2021	$17,509	$20,563	$17,789	$21,281
4/30/2021	$18,440	$21,385	$18,552	$22,416
5/31/2021	$18,336	$21,429	$18,929	$22,573
6/30/2021	$18,153	$21,682	$18,679	$23,100
7/31/2021	$18,456	$21,302	$18,405	$23,649
8/31/2021	$18,869	$21,786	$18,794	$24,368
9/30/2021	$18,416	$21,101	$18,292	$23,234
10/31/2021	$19,395	$22,135	$19,161	$24,862
11/30/2021	$18,904	$21,212	$18,494	$24,690
12/31/2021	$19,948	$21,908	$19,456	$25,797
1/31/2022	$18,193	$20,084	$18,467	$24,462
2/28/2022	$18,238	$20,310	$18,769	$23,729
3/31/2022	$18,013	$20,633	$19,164	$24,610
4/30/2022	$16,663	$18,875	$17,865	$22,464
5/31/2022	$16,888	$18,939	$18,207	$22,505
6/30/2022	$15,231	$17,130	$16,215	$20,648
7/31/2022	$16,699	$18,902	$17,784	$22,552
8/31/2022	$15,961	$18,399	$17,226	$21,632
9/30/2022	$14,412	$16,647	$15,484	$19,640
10/31/2022	$15,709	$18,244	$17,119	$21,230
11/30/2022	$16,450	$19,014	$17,979	$22,416
12/31/2022	$15,607	$17,883	$16,910	$21,125
1/31/2023	$16,882	$19,671	$18,600	$22,452
2/28/2023	$16,548	$19,210	$18,074	$21,904
3/31/2023	$16,205	$18,490	$17,146	$22,708
4/30/2023	$16,156	$18,248	$16,918	$23,063
5/31/2023	$15,833	$17,929	$16,435	$23,163
6/30/2023	$16,999	$19,456	$17,896	$24,693
7/31/2023	$17,627	$20,423	$18,945	$25,487
8/31/2023	$17,254	$19,621	$18,216	$25,081
9/30/2023	$16,509	$18,525	$17,241	$23,885
10/31/2023	$15,745	$17,400	$16,273	$23,383
11/30/2023	$16,901	$18,967	$17,750	$25,518
12/31/2023	$18,236	$20,999	$19,613	$26,678
1/31/2024	$18,087	$20,450	$19,063	$27,126
2/29/2024	$19,233	$21,562	$19,827	$28,574
3/31/2024	$20,060	$22,452	$20,804	$29,494
4/30/2024	$18,794	$20,948	$19,496	$28,289
5/31/2024	$19,731	$21,820	$20,317	$29,692
6/30/2024	$19,352	$21,493	$19,908	$30,757
7/31/2024	$20,737	$23,089	$21,520	$31,132
8/31/2024	$20,797	$23,030	$21,519	$31,887
9/30/2024	$21,026	$23,373	$21,824	$32,568
10/31/2024	$20,777	$23,156	$21,549	$32,272
11/30/2024	$22,407	$25,435	$23,451	$34,167
12/31/2024	$20,756	$23,518	$21,767	$33,352
1/31/2025	$21,328	$24,352	$22,508	$34,281
2/28/2025	$20,312	$23,209	$21,676	$33,834
3/31/2025	$19,222	$21,754	$20,498	$31,928
4/30/2025	$18,766	$21,305	$19,905	$31,711
5/31/2025	$19,264	$22,580	$21,041	$33,707
6/30/2025	$19,984	$23,622	$21,992	$35,421
7/31/2025	$20,439	$24,078	$22,374	$36,216
8/31/2025	$20,682	$25,342	$23,548	$36,950
9/30/2025	$20,777	$25,748	$23,790	$38,299
10/31/2025	$20,418	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	(1.73%)	9.24%	7.40%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LVOFX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-1029-F

12/25

Class F3

LVOOX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$82	0.83%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.56%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,054	$10,172	$10,057	$10,112
5/31/2017	$10,099	$10,058	$9,839	$10,254
6/30/2017	$10,286	$10,309	$10,100	$10,318
7/31/2017	$10,296	$10,416	$10,178	$10,530
8/31/2017	$10,222	$10,330	$10,002	$10,562
9/30/2017	$10,538	$10,798	$10,487	$10,780
10/31/2017	$10,691	$10,965	$10,544	$11,032
11/30/2017	$10,958	$11,326	$10,890	$11,370
12/31/2017	$10,995	$11,364	$10,933	$11,496
1/31/2018	$11,220	$11,710	$11,071	$12,155
2/28/2018	$10,685	$11,229	$10,527	$11,707
3/31/2018	$10,716	$11,337	$10,643	$11,409
4/30/2018	$10,653	$11,363	$10,759	$11,453
5/31/2018	$11,016	$11,898	$11,201	$11,729
6/30/2018	$11,037	$11,984	$11,260	$11,801
7/31/2018	$11,373	$12,216	$11,484	$12,240
8/31/2018	$11,772	$12,740	$11,745	$12,639
9/30/2018	$11,777	$12,547	$11,561	$12,711
10/31/2018	$10,706	$11,273	$10,573	$11,842
11/30/2018	$10,879	$11,486	$10,773	$12,083
12/31/2018	$9,728	$10,227	$9,582	$10,992
1/31/2019	$10,624	$11,405	$10,653	$11,873
2/28/2019	$10,994	$11,943	$10,985	$12,254
3/31/2019	$10,896	$11,845	$10,839	$12,493
4/30/2019	$11,243	$12,260	$11,219	$12,998
5/31/2019	$10,358	$11,388	$10,373	$12,172
6/30/2019	$11,081	$12,196	$11,044	$13,030
7/31/2019	$11,069	$12,322	$11,116	$13,218
8/31/2019	$10,936	$11,829	$10,574	$13,008
9/30/2019	$11,237	$12,039	$11,058	$13,252
10/31/2019	$11,306	$12,270	$11,218	$13,539
11/30/2019	$11,708	$12,796	$11,493	$14,030
12/31/2019	$11,992	$13,067	$11,840	$14,453
1/31/2020	$11,889	$12,801	$11,408	$14,448
2/29/2020	$10,808	$11,728	$10,308	$13,258
3/31/2020	$8,957	$9,183	$7,738	$11,621
4/30/2020	$10,116	$10,519	$8,762	$13,111
5/31/2020	$10,853	$11,296	$9,162	$13,735
6/30/2020	$10,912	$11,623	$9,332	$14,008
7/31/2020	$11,397	$12,086	$9,613	$14,798
8/31/2020	$11,585	$12,633	$10,049	$15,862
9/30/2020	$11,378	$12,306	$9,663	$15,259
10/31/2020	$11,611	$12,529	$9,881	$14,853
11/30/2020	$13,131	$14,570	$11,610	$16,479
12/31/2020	$13,862	$15,679	$12,417	$17,113
1/31/2021	$13,821	$16,063	$12,691	$16,940
2/28/2021	$15,037	$17,111	$13,821	$17,407
3/31/2021	$15,502	$17,393	$14,507	$18,169
4/30/2021	$16,329	$18,088	$15,130	$19,139
5/31/2021	$16,240	$18,125	$15,437	$19,273
6/30/2021	$16,083	$18,339	$15,233	$19,723
7/31/2021	$16,356	$18,018	$15,010	$20,191
8/31/2021	$16,725	$18,427	$15,326	$20,805
9/30/2021	$16,322	$17,848	$14,918	$19,838
10/31/2021	$17,190	$18,723	$15,626	$21,227
11/30/2021	$16,758	$17,942	$15,082	$21,080
12/31/2021	$17,690	$18,530	$15,867	$22,025
1/31/2022	$16,134	$16,988	$15,060	$20,885
2/28/2022	$16,172	$17,179	$15,306	$20,260
3/31/2022	$15,980	$17,452	$15,629	$21,012
4/30/2022	$14,785	$15,965	$14,569	$19,180
5/31/2022	$14,986	$16,019	$14,848	$19,215
6/30/2022	$13,522	$14,489	$13,223	$17,629
7/31/2022	$14,824	$15,988	$14,503	$19,254
8/31/2022	$14,169	$15,563	$14,048	$18,469
9/30/2022	$12,798	$14,080	$12,628	$16,768
10/31/2022	$13,953	$15,431	$13,961	$18,126
11/30/2022	$14,612	$16,083	$14,662	$19,139
12/31/2022	$13,866	$15,126	$13,791	$18,036
1/31/2023	$15,006	$16,639	$15,169	$19,169
2/28/2023	$14,712	$16,248	$14,739	$18,702
3/31/2023	$14,402	$15,639	$13,983	$19,388
4/30/2023	$14,360	$15,435	$13,797	$19,691
5/31/2023	$14,076	$15,164	$13,403	$19,777
6/30/2023	$15,115	$16,456	$14,594	$21,083
7/31/2023	$15,676	$17,274	$15,450	$21,761
8/31/2023	$15,349	$16,596	$14,855	$21,414
9/30/2023	$14,687	$15,669	$14,060	$20,393
10/31/2023	$14,009	$14,718	$13,271	$19,964
11/30/2023	$15,044	$16,042	$14,476	$21,788
12/31/2023	$16,237	$17,762	$15,995	$22,777
1/31/2024	$16,101	$17,297	$15,546	$23,160
2/29/2024	$17,124	$18,238	$16,169	$24,397
3/31/2024	$17,865	$18,991	$16,966	$25,182
4/30/2024	$16,740	$17,719	$15,899	$24,153
5/31/2024	$17,575	$18,456	$16,569	$25,351
6/30/2024	$17,243	$18,179	$16,235	$26,260
7/31/2024	$18,479	$19,530	$17,550	$26,580
8/31/2024	$18,538	$19,479	$17,549	$27,225
9/30/2024	$18,743	$19,769	$17,798	$27,806
10/31/2024	$18,530	$19,586	$17,574	$27,554
11/30/2024	$19,985	$21,514	$19,124	$29,172
12/31/2024	$18,512	$19,892	$17,751	$28,476
1/31/2025	$19,027	$20,597	$18,356	$29,269
2/28/2025	$18,123	$19,631	$17,677	$28,887
3/31/2025	$17,156	$18,400	$16,716	$27,260
4/30/2025	$16,749	$18,020	$16,232	$27,075
5/31/2025	$17,192	$19,099	$17,159	$28,779
6/30/2025	$17,834	$19,980	$17,935	$30,243
7/31/2025	$18,250	$20,366	$18,246	$30,921
8/31/2025	$18,467	$21,435	$19,204	$31,548
9/30/2025	$18,557	$21,778	$19,401	$32,700
10/31/2025	$18,241	$21,924	$19,350	$33,465

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	(1.56%)	9.46%	7.26%
Russell 2500 Index	11.94%	11.84%	9.59%
Russell 2500 Value Index	10.11%	14.39%	8.00%
S&P 500 Index	21.45%	17.64%	15.13%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LVOOX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8983-F3

12/25

Class I

LVOYX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.63%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,057	$10,196	$10,168	$10,030
12/31/2015	$9,716	$9,781	$9,703	$9,872
1/31/2016	$9,215	$9,001	$9,108	$9,382
2/29/2016	$9,252	$9,064	$9,206	$9,369
3/31/2016	$10,014	$9,820	$10,026	$10,005
4/30/2016	$10,099	$9,964	$10,220	$10,043
5/31/2016	$10,307	$10,174	$10,401	$10,224
6/30/2016	$10,275	$10,170	$10,464	$10,250
7/31/2016	$10,627	$10,701	$10,940	$10,628
8/31/2016	$10,755	$10,786	$11,038	$10,643
9/30/2016	$10,718	$10,838	$11,110	$10,645
10/31/2016	$10,457	$10,398	$10,778	$10,451
11/30/2016	$11,274	$11,283	$11,811	$10,838
12/31/2016	$11,342	$11,502	$12,148	$11,052
1/31/2017	$11,461	$11,661	$12,214	$11,262
2/28/2017	$11,641	$11,942	$12,442	$11,709
3/31/2017	$11,489	$11,934	$12,345	$11,723
4/30/2017	$11,466	$12,026	$12,332	$11,843
5/31/2017	$11,517	$11,891	$12,065	$12,010
6/30/2017	$11,726	$12,188	$12,385	$12,085
7/31/2017	$11,737	$12,315	$12,481	$12,333
8/31/2017	$11,652	$12,212	$12,265	$12,371
9/30/2017	$12,014	$12,766	$12,859	$12,626
10/31/2017	$12,183	$12,964	$12,930	$12,921
11/30/2017	$12,481	$13,390	$13,353	$13,317
12/31/2017	$12,523	$13,435	$13,406	$13,465
1/31/2018	$12,781	$13,845	$13,575	$14,236
2/28/2018	$12,169	$13,275	$12,909	$13,711
3/31/2018	$12,205	$13,403	$13,051	$13,363
4/30/2018	$12,133	$13,435	$13,192	$13,414
5/31/2018	$12,547	$14,066	$13,735	$13,737
6/30/2018	$12,571	$14,168	$13,808	$13,822
7/31/2018	$12,949	$14,442	$14,082	$14,336
8/31/2018	$13,405	$15,062	$14,402	$14,803
9/30/2018	$13,411	$14,833	$14,177	$14,887
10/31/2018	$12,181	$13,327	$12,965	$13,870
11/30/2018	$12,376	$13,579	$13,210	$14,153
12/31/2018	$11,068	$12,091	$11,749	$12,875
1/31/2019	$12,085	$13,483	$13,062	$13,906
2/28/2019	$12,508	$14,120	$13,470	$14,353
3/31/2019	$12,389	$14,004	$13,291	$14,632
4/30/2019	$12,786	$14,495	$13,757	$15,224
5/31/2019	$11,781	$13,463	$12,719	$14,257
6/30/2019	$12,601	$14,418	$13,542	$15,262
7/31/2019	$12,587	$14,568	$13,630	$15,481
8/31/2019	$12,435	$13,986	$12,966	$15,236
9/30/2019	$12,772	$14,234	$13,560	$15,521
10/31/2019	$12,852	$14,506	$13,755	$15,857
11/30/2019	$13,301	$15,129	$14,093	$16,432
12/31/2019	$13,627	$15,449	$14,518	$16,928
1/31/2020	$13,509	$15,135	$13,989	$16,922
2/29/2020	$12,280	$13,866	$12,640	$15,529
3/31/2020	$10,178	$10,857	$9,489	$13,611
4/30/2020	$11,488	$12,437	$10,744	$15,356
5/31/2020	$12,324	$13,355	$11,234	$16,087
6/30/2020	$12,391	$13,741	$11,443	$16,407
7/31/2020	$12,939	$14,289	$11,787	$17,332
8/31/2020	$13,161	$14,936	$12,323	$18,578
9/30/2020	$12,917	$14,549	$11,849	$17,872
10/31/2020	$13,183	$14,813	$12,116	$17,397
11/30/2020	$14,913	$17,226	$14,236	$19,301
12/31/2020	$15,734	$18,537	$15,226	$20,043
1/31/2021	$15,695	$18,991	$15,563	$19,841
2/28/2021	$17,070	$20,230	$16,948	$20,388
3/31/2021	$17,594	$20,563	$17,789	$21,281
4/30/2021	$18,532	$21,385	$18,552	$22,416
5/31/2021	$18,430	$21,429	$18,929	$22,573
6/30/2021	$18,250	$21,682	$18,679	$23,100
7/31/2021	$18,555	$21,302	$18,405	$23,649
8/31/2021	$18,970	$21,786	$18,794	$24,368
9/30/2021	$18,524	$21,101	$18,292	$23,234
10/31/2021	$19,501	$22,135	$19,161	$24,862
11/30/2021	$19,013	$21,212	$18,494	$24,690
12/31/2021	$20,063	$21,908	$19,456	$25,797
1/31/2022	$18,308	$20,084	$18,467	$24,462
2/28/2022	$18,343	$20,310	$18,769	$23,729
3/31/2022	$18,122	$20,633	$19,164	$24,610
4/30/2022	$16,764	$18,875	$17,865	$22,464
5/31/2022	$16,993	$18,939	$18,207	$22,505
6/30/2022	$15,334	$17,130	$16,215	$20,648
7/31/2022	$16,808	$18,902	$17,784	$22,552
8/31/2022	$16,067	$18,399	$17,226	$21,632
9/30/2022	$14,514	$16,647	$15,484	$19,640
10/31/2022	$15,820	$18,244	$17,119	$21,230
11/30/2022	$16,562	$19,014	$17,979	$22,416
12/31/2022	$15,708	$17,883	$16,910	$21,125
1/31/2023	$17,004	$19,671	$18,600	$22,452
2/28/2023	$16,668	$19,210	$18,074	$21,904
3/31/2023	$16,313	$18,490	$17,146	$22,708
4/30/2023	$16,274	$18,248	$16,918	$23,063
5/31/2023	$15,948	$17,929	$16,435	$23,163
6/30/2023	$17,129	$19,456	$17,896	$24,693
7/31/2023	$17,753	$20,423	$18,945	$25,487
8/31/2023	$17,388	$19,621	$18,216	$25,081
9/30/2023	$16,630	$18,525	$17,241	$23,885
10/31/2023	$15,871	$17,400	$16,273	$23,383
11/30/2023	$17,036	$18,967	$17,750	$25,518
12/31/2023	$18,384	$20,999	$19,613	$26,678
1/31/2024	$18,228	$20,450	$19,063	$27,126
2/29/2024	$19,381	$21,562	$19,827	$28,574
3/31/2024	$20,221	$22,452	$20,804	$29,494
4/30/2024	$18,951	$20,948	$19,496	$28,289
5/31/2024	$19,889	$21,820	$20,317	$29,692
6/30/2024	$19,508	$21,493	$19,908	$30,757
7/31/2024	$20,914	$23,089	$21,520	$31,132
8/31/2024	$20,973	$23,030	$21,519	$31,887
9/30/2024	$21,207	$23,373	$21,824	$32,568
10/31/2024	$20,963	$23,156	$21,549	$32,272
11/30/2024	$22,613	$25,435	$23,451	$34,167
12/31/2024	$20,933	$23,518	$21,767	$33,352
1/31/2025	$21,514	$24,352	$22,508	$34,281
2/28/2025	$20,498	$23,209	$21,676	$33,834
3/31/2025	$19,399	$21,754	$20,498	$31,928
4/30/2025	$18,942	$21,305	$19,905	$31,711
5/31/2025	$19,440	$22,580	$21,041	$33,707
6/30/2025	$20,166	$23,622	$21,992	$35,421
7/31/2025	$20,632	$24,078	$22,374	$36,216
8/31/2025	$20,881	$25,342	$23,548	$36,950
9/30/2025	$20,974	$25,748	$23,790	$38,299
10/31/2025	$20,622	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	(1.63%)	9.36%	7.51%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LVOYX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-594-I

12/25

Class P

LVOPX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$135	1.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.08%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,054	$10,196	$10,168	$10,030
12/31/2015	$9,709	$9,781	$9,703	$9,872
1/31/2016	$9,202	$9,001	$9,108	$9,382
2/29/2016	$9,236	$9,064	$9,206	$9,369
3/31/2016	$9,998	$9,820	$10,026	$10,005
4/30/2016	$10,071	$9,964	$10,220	$10,043
5/31/2016	$10,282	$10,174	$10,401	$10,224
6/30/2016	$10,238	$10,170	$10,464	$10,250
7/31/2016	$10,589	$10,701	$10,940	$10,628
8/31/2016	$10,711	$10,786	$11,038	$10,643
9/30/2016	$10,672	$10,838	$11,110	$10,645
10/31/2016	$10,410	$10,398	$10,778	$10,451
11/30/2016	$11,222	$11,283	$11,811	$10,838
12/31/2016	$11,281	$11,502	$12,148	$11,052
1/31/2017	$11,393	$11,661	$12,214	$11,262
2/28/2017	$11,570	$11,942	$12,442	$11,709
3/31/2017	$11,411	$11,934	$12,345	$11,723
4/30/2017	$11,387	$12,026	$12,332	$11,843
5/31/2017	$11,428	$11,891	$12,065	$12,010
6/30/2017	$11,635	$12,188	$12,385	$12,085
7/31/2017	$11,641	$12,315	$12,481	$12,333
8/31/2017	$11,552	$12,212	$12,265	$12,371
9/30/2017	$11,906	$12,766	$12,859	$12,626
10/31/2017	$12,072	$12,964	$12,930	$12,921
11/30/2017	$12,364	$13,390	$13,353	$13,317
12/31/2017	$12,401	$13,435	$13,406	$13,465
1/31/2018	$12,647	$13,845	$13,575	$14,236
2/28/2018	$12,037	$13,275	$12,909	$13,711
3/31/2018	$12,069	$13,403	$13,051	$13,363
4/30/2018	$11,999	$13,435	$13,192	$13,414
5/31/2018	$12,401	$14,066	$13,735	$13,737
6/30/2018	$12,414	$14,168	$13,808	$13,822
7/31/2018	$12,785	$14,442	$14,082	$14,336
8/31/2018	$13,231	$15,062	$14,402	$14,803
9/30/2018	$13,231	$14,833	$14,177	$14,887
10/31/2018	$12,012	$13,327	$12,965	$13,870
11/30/2018	$12,203	$13,579	$13,210	$14,153
12/31/2018	$10,906	$12,091	$11,749	$12,875
1/31/2019	$11,905	$13,483	$13,062	$13,906
2/28/2019	$12,321	$14,120	$13,470	$14,353
3/31/2019	$12,196	$14,004	$13,291	$14,632
4/30/2019	$12,584	$14,495	$13,757	$15,224
5/31/2019	$11,586	$13,463	$12,719	$14,257
6/30/2019	$12,390	$14,418	$13,542	$15,262
7/31/2019	$12,369	$14,568	$13,630	$15,481
8/31/2019	$12,217	$13,986	$12,966	$15,236
9/30/2019	$12,549	$14,234	$13,560	$15,521
10/31/2019	$12,619	$14,506	$13,755	$15,857
11/30/2019	$13,057	$15,129	$14,093	$16,432
12/31/2019	$13,376	$15,449	$14,518	$16,928
1/31/2020	$13,252	$15,135	$13,989	$16,922
2/29/2020	$12,044	$13,866	$12,640	$15,529
3/31/2020	$9,972	$10,857	$9,489	$13,611
4/30/2020	$11,257	$12,437	$10,744	$15,356
5/31/2020	$12,075	$13,355	$11,234	$16,087
6/30/2020	$12,130	$13,741	$11,443	$16,407
7/31/2020	$12,668	$14,289	$11,787	$17,332
8/31/2020	$12,870	$14,936	$12,323	$18,578
9/30/2020	$12,636	$14,549	$11,849	$17,872
10/31/2020	$12,893	$14,813	$12,116	$17,397
11/30/2020	$14,570	$17,226	$14,236	$19,301
12/31/2020	$15,376	$18,537	$15,226	$20,043
1/31/2021	$15,327	$18,991	$15,563	$19,841
2/28/2021	$16,667	$20,230	$16,948	$20,388
3/31/2021	$17,169	$20,563	$17,789	$21,281
4/30/2021	$18,073	$21,385	$18,552	$22,416
5/31/2021	$17,966	$21,429	$18,929	$22,573
6/30/2021	$17,785	$21,682	$18,679	$23,100
7/31/2021	$18,081	$21,302	$18,405	$23,649
8/31/2021	$18,476	$21,786	$18,794	$24,368
9/30/2021	$18,032	$21,101	$18,292	$23,234
10/31/2021	$18,978	$22,135	$19,161	$24,862
11/30/2021	$18,497	$21,212	$18,494	$24,690
12/31/2021	$19,517	$21,908	$19,456	$25,797
1/31/2022	$17,795	$20,084	$18,467	$24,462
2/28/2022	$17,823	$20,310	$18,769	$23,729
3/31/2022	$17,608	$20,633	$19,164	$24,610
4/30/2022	$16,279	$18,875	$17,865	$22,464
5/31/2022	$16,495	$18,939	$18,207	$22,505
6/30/2022	$14,876	$17,130	$16,215	$20,648
7/31/2022	$16,298	$18,902	$17,784	$22,552
8/31/2022	$15,568	$18,399	$17,226	$21,632
9/30/2022	$14,062	$16,647	$15,484	$19,640
10/31/2022	$15,325	$18,244	$17,119	$21,230
11/30/2022	$16,035	$19,014	$17,979	$22,416
12/31/2022	$15,208	$17,883	$16,910	$21,125
1/31/2023	$16,454	$19,671	$18,600	$22,452
2/28/2023	$16,127	$19,210	$18,074	$21,904
3/31/2023	$15,780	$18,490	$17,146	$22,708
4/30/2023	$15,729	$18,248	$16,918	$23,063
5/31/2023	$15,402	$17,929	$16,435	$23,163
6/30/2023	$16,536	$19,456	$17,896	$24,693
7/31/2023	$17,149	$20,423	$18,945	$25,487
8/31/2023	$16,781	$19,621	$18,216	$25,081
9/30/2023	$16,046	$18,525	$17,241	$23,885
10/31/2023	$15,300	$17,400	$16,273	$23,383
11/30/2023	$16,422	$18,967	$17,750	$25,518
12/31/2023	$17,718	$20,999	$19,613	$26,678
1/31/2024	$17,563	$20,450	$19,063	$27,126
2/29/2024	$18,662	$21,562	$19,827	$28,574
3/31/2024	$19,470	$22,452	$20,804	$29,494
4/30/2024	$18,237	$20,948	$19,496	$28,289
5/31/2024	$19,128	$21,820	$20,317	$29,692
6/30/2024	$18,765	$21,493	$19,908	$30,757
7/31/2024	$20,103	$23,089	$21,520	$31,132
8/31/2024	$20,155	$23,030	$21,519	$31,887
9/30/2024	$20,362	$23,373	$21,824	$32,568
10/31/2024	$20,124	$23,156	$21,549	$32,272
11/30/2024	$21,694	$25,435	$23,451	$34,167
12/31/2024	$20,080	$23,518	$21,767	$33,352
1/31/2025	$20,633	$24,352	$22,508	$34,281
2/28/2025	$19,649	$23,209	$21,676	$33,834
3/31/2025	$18,588	$21,754	$20,498	$31,928
4/30/2025	$18,146	$21,305	$19,905	$31,711
5/31/2025	$18,621	$22,580	$21,041	$33,707
6/30/2025	$19,307	$23,622	$21,992	$35,421
7/31/2025	$19,749	$24,078	$22,374	$36,216
8/31/2025	$19,970	$25,342	$23,548	$36,950
9/30/2025	$20,058	$25,748	$23,790	$38,299
10/31/2025	$19,704	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	(2.08%)	8.85%	7.02%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LVOPX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-595-P

12/25

Class R2

LVOQX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$149	1.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.24%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,049	$10,196	$10,168	$10,030
12/31/2015	$9,704	$9,781	$9,703	$9,872
1/31/2016	$9,201	$9,001	$9,108	$9,382
2/29/2016	$9,229	$9,064	$9,206	$9,369
3/31/2016	$9,993	$9,820	$10,026	$10,005
4/30/2016	$10,066	$9,964	$10,220	$10,043
5/31/2016	$10,270	$10,174	$10,401	$10,224
6/30/2016	$10,230	$10,170	$10,464	$10,250
7/31/2016	$10,581	$10,701	$10,940	$10,628
8/31/2016	$10,700	$10,786	$11,038	$10,643
9/30/2016	$10,660	$10,838	$11,110	$10,645
10/31/2016	$10,394	$10,398	$10,778	$10,451
11/30/2016	$11,201	$11,283	$11,811	$10,838
12/31/2016	$11,261	$11,502	$12,148	$11,052
1/31/2017	$11,369	$11,661	$12,214	$11,262
2/28/2017	$11,549	$11,942	$12,442	$11,709
3/31/2017	$11,387	$11,934	$12,345	$11,723
4/30/2017	$11,363	$12,026	$12,332	$11,843
5/31/2017	$11,405	$11,891	$12,065	$12,010
6/30/2017	$11,609	$12,188	$12,385	$12,085
7/31/2017	$11,615	$12,315	$12,481	$12,333
8/31/2017	$11,519	$12,212	$12,265	$12,371
9/30/2017	$11,873	$12,766	$12,859	$12,626
10/31/2017	$12,035	$12,964	$12,930	$12,921
11/30/2017	$12,326	$13,390	$13,353	$13,317
12/31/2017	$12,365	$13,435	$13,406	$13,465
1/31/2018	$12,608	$13,845	$13,575	$14,236
2/28/2018	$12,000	$13,275	$12,909	$13,711
3/31/2018	$12,032	$13,403	$13,051	$13,363
4/30/2018	$11,955	$13,435	$13,192	$13,414
5/31/2018	$12,352	$14,066	$13,735	$13,737
6/30/2018	$12,371	$14,168	$13,808	$13,822
7/31/2018	$12,736	$14,442	$14,082	$14,336
8/31/2018	$13,184	$15,062	$14,402	$14,803
9/30/2018	$13,184	$14,833	$14,177	$14,887
10/31/2018	$11,975	$13,327	$12,965	$13,870
11/30/2018	$12,156	$13,579	$13,210	$14,153
12/31/2018	$10,868	$12,091	$11,749	$12,875
1/31/2019	$11,866	$13,483	$13,062	$13,906
2/28/2019	$12,269	$14,120	$13,470	$14,353
3/31/2019	$12,149	$14,004	$13,291	$14,632
4/30/2019	$12,531	$14,495	$13,757	$15,224
5/31/2019	$11,540	$13,463	$12,719	$14,257
6/30/2019	$12,340	$14,418	$13,542	$15,262
7/31/2019	$12,319	$14,568	$13,630	$15,481
8/31/2019	$12,163	$13,986	$12,966	$15,236
9/30/2019	$12,488	$14,234	$13,560	$15,521
10/31/2019	$12,559	$14,506	$13,755	$15,857
11/30/2019	$12,997	$15,129	$14,093	$16,432
12/31/2019	$13,307	$15,449	$14,518	$16,928
1/31/2020	$13,180	$15,135	$13,989	$16,922
2/29/2020	$11,977	$13,866	$12,640	$15,529
3/31/2020	$9,923	$10,857	$9,489	$13,611
4/30/2020	$11,197	$12,437	$10,744	$15,356
5/31/2020	$12,009	$13,355	$11,234	$16,087
6/30/2020	$12,057	$13,741	$11,443	$16,407
7/31/2020	$12,591	$14,289	$11,787	$17,332
8/31/2020	$12,798	$14,936	$12,323	$18,578
9/30/2020	$12,551	$14,549	$11,849	$17,872
10/31/2020	$12,806	$14,813	$12,116	$17,397
11/30/2020	$14,476	$17,226	$14,236	$19,301
12/31/2020	$15,267	$18,537	$15,226	$20,043
1/31/2021	$15,217	$18,991	$15,563	$19,841
2/28/2021	$16,547	$20,230	$16,948	$20,388
3/31/2021	$17,052	$20,563	$17,789	$21,281
4/30/2021	$17,944	$21,385	$18,552	$22,416
5/31/2021	$17,843	$21,429	$18,929	$22,573
6/30/2021	$17,658	$21,682	$18,679	$23,100
7/31/2021	$17,944	$21,302	$18,405	$23,649
8/31/2021	$18,339	$21,786	$18,794	$24,368
9/30/2021	$17,893	$21,101	$18,292	$23,234
10/31/2021	$18,828	$22,135	$19,161	$24,862
11/30/2021	$18,352	$21,212	$18,494	$24,690
12/31/2021	$19,353	$21,908	$19,456	$25,797
1/31/2022	$17,650	$20,084	$18,467	$24,462
2/28/2022	$17,679	$20,310	$18,769	$23,729
3/31/2022	$17,458	$20,633	$19,164	$24,610
4/30/2022	$16,140	$18,875	$17,865	$22,464
5/31/2022	$16,352	$18,939	$18,207	$22,505
6/30/2022	$14,745	$17,130	$16,215	$20,648
7/31/2022	$16,150	$18,902	$17,784	$22,552
8/31/2022	$15,428	$18,399	$17,226	$21,632
9/30/2022	$13,937	$16,647	$15,484	$19,640
10/31/2022	$15,178	$18,244	$17,119	$21,230
11/30/2022	$15,886	$19,014	$17,979	$22,416
12/31/2022	$15,065	$17,883	$16,910	$21,125
1/31/2023	$16,296	$19,671	$18,600	$22,452
2/28/2023	$15,970	$19,210	$18,074	$21,904
3/31/2023	$15,623	$18,490	$17,146	$22,708
4/30/2023	$15,570	$18,248	$16,918	$23,063
5/31/2023	$15,254	$17,929	$16,435	$23,163
6/30/2023	$16,370	$19,456	$17,896	$24,693
7/31/2023	$16,969	$20,423	$18,945	$25,487
8/31/2023	$16,601	$19,621	$18,216	$25,081
9/30/2023	$15,875	$18,525	$17,241	$23,885
10/31/2023	$15,139	$17,400	$16,273	$23,383
11/30/2023	$16,242	$18,967	$17,750	$25,518
12/31/2023	$17,514	$20,999	$19,613	$26,678
1/31/2024	$17,364	$20,450	$19,063	$27,126
2/29/2024	$18,454	$21,562	$19,827	$28,574
3/31/2024	$19,245	$22,452	$20,804	$29,494
4/30/2024	$18,027	$20,948	$19,496	$28,289
5/31/2024	$18,913	$21,820	$20,317	$29,692
6/30/2024	$18,539	$21,493	$19,908	$30,757
7/31/2024	$19,865	$23,089	$21,520	$31,132
8/31/2024	$19,907	$23,030	$21,519	$31,887
9/30/2024	$20,121	$23,373	$21,824	$32,568
10/31/2024	$19,875	$23,156	$21,549	$32,272
11/30/2024	$21,429	$25,435	$23,451	$34,167
12/31/2024	$19,830	$23,518	$21,767	$33,352
1/31/2025	$20,378	$24,352	$22,508	$34,281
2/28/2025	$19,396	$23,209	$21,676	$33,834
3/31/2025	$18,345	$21,754	$20,498	$31,928
4/30/2025	$17,911	$21,305	$19,905	$31,711
5/31/2025	$18,368	$22,580	$21,041	$33,707
6/30/2025	$19,042	$23,622	$21,992	$35,421
7/31/2025	$19,476	$24,078	$22,374	$36,216
8/31/2025	$19,693	$25,342	$23,548	$36,950
9/30/2025	$19,784	$25,748	$23,790	$38,299
10/31/2025	$19,430	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	(2.24%)	8.70%	6.87%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LVOQX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2043-R2

12/25

Class R3

LVORX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -2.13%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,055	$10,196	$10,168	$10,030
12/31/2015	$9,706	$9,781	$9,703	$9,872
1/31/2016	$9,201	$9,001	$9,108	$9,382
2/29/2016	$9,235	$9,064	$9,206	$9,369
3/31/2016	$9,993	$9,820	$10,026	$10,005
4/30/2016	$10,071	$9,964	$10,220	$10,043
5/31/2016	$10,279	$10,174	$10,401	$10,224
6/30/2016	$10,240	$10,170	$10,464	$10,250
7/31/2016	$10,588	$10,701	$10,940	$10,628
8/31/2016	$10,706	$10,786	$11,038	$10,643
9/30/2016	$10,667	$10,838	$11,110	$10,645
10/31/2016	$10,403	$10,398	$10,778	$10,451
11/30/2016	$11,216	$11,283	$11,811	$10,838
12/31/2016	$11,275	$11,502	$12,148	$11,052
1/31/2017	$11,388	$11,661	$12,214	$11,262
2/28/2017	$11,567	$11,942	$12,442	$11,709
3/31/2017	$11,406	$11,934	$12,345	$11,723
4/30/2017	$11,382	$12,026	$12,332	$11,843
5/31/2017	$11,424	$11,891	$12,065	$12,010
6/30/2017	$11,627	$12,188	$12,385	$12,085
7/31/2017	$11,633	$12,315	$12,481	$12,333
8/31/2017	$11,543	$12,212	$12,265	$12,371
9/30/2017	$11,895	$12,766	$12,859	$12,626
10/31/2017	$12,062	$12,964	$12,930	$12,921
11/30/2017	$12,350	$13,390	$13,353	$13,317
12/31/2017	$12,388	$13,435	$13,406	$13,465
1/31/2018	$12,636	$13,845	$13,575	$14,236
2/28/2018	$12,027	$13,275	$12,909	$13,711
3/31/2018	$12,058	$13,403	$13,051	$13,363
4/30/2018	$11,982	$13,435	$13,192	$13,414
5/31/2018	$12,382	$14,066	$13,735	$13,737
6/30/2018	$12,401	$14,168	$13,808	$13,822
7/31/2018	$12,769	$14,442	$14,082	$14,336
8/31/2018	$13,214	$15,062	$14,402	$14,803
9/30/2018	$13,214	$14,833	$14,177	$14,887
10/31/2018	$12,008	$13,327	$12,965	$13,870
11/30/2018	$12,194	$13,579	$13,210	$14,153
12/31/2018	$10,897	$12,091	$11,749	$12,875
1/31/2019	$11,892	$13,483	$13,062	$13,906
2/28/2019	$12,306	$14,120	$13,470	$14,353
3/31/2019	$12,187	$14,004	$13,291	$14,632
4/30/2019	$12,573	$14,495	$13,757	$15,224
5/31/2019	$11,577	$13,463	$12,719	$14,257
6/30/2019	$12,376	$14,418	$13,542	$15,262
7/31/2019	$12,355	$14,568	$13,630	$15,481
8/31/2019	$12,201	$13,986	$12,966	$15,236
9/30/2019	$12,531	$14,234	$13,560	$15,521
10/31/2019	$12,601	$14,506	$13,755	$15,857
11/30/2019	$13,045	$15,129	$14,093	$16,432
12/31/2019	$13,352	$15,449	$14,518	$16,928
1/31/2020	$13,234	$15,135	$13,989	$16,922
2/29/2020	$12,028	$13,866	$12,640	$15,529
3/31/2020	$9,963	$10,857	$9,489	$13,611
4/30/2020	$11,240	$12,437	$10,744	$15,356
5/31/2020	$12,052	$13,355	$11,234	$16,087
6/30/2020	$12,115	$13,741	$11,443	$16,407
7/31/2020	$12,643	$14,289	$11,787	$17,332
8/31/2020	$12,848	$14,936	$12,323	$18,578
9/30/2020	$12,611	$14,549	$11,849	$17,872
10/31/2020	$12,863	$14,813	$12,116	$17,397
11/30/2020	$14,540	$17,226	$14,236	$19,301
12/31/2020	$15,339	$18,537	$15,226	$20,043
1/31/2021	$15,290	$18,991	$15,563	$19,841
2/28/2021	$16,630	$20,230	$16,948	$20,388
3/31/2021	$17,137	$20,563	$17,789	$21,281
4/30/2021	$18,036	$21,385	$18,552	$22,416
5/31/2021	$17,928	$21,429	$18,929	$22,573
6/30/2021	$17,753	$21,682	$18,679	$23,100
7/31/2021	$18,044	$21,302	$18,405	$23,649
8/31/2021	$18,436	$21,786	$18,794	$24,368
9/30/2021	$17,986	$21,101	$18,292	$23,234
10/31/2021	$18,935	$22,135	$19,161	$24,862
11/30/2021	$18,447	$21,212	$18,494	$24,690
12/31/2021	$19,463	$21,908	$19,456	$25,797
1/31/2022	$17,745	$20,084	$18,467	$24,462
2/28/2022	$17,783	$20,310	$18,769	$23,729
3/31/2022	$17,555	$20,633	$19,164	$24,610
4/30/2022	$16,236	$18,875	$17,865	$22,464
5/31/2022	$16,445	$18,939	$18,207	$22,505
6/30/2022	$14,832	$17,130	$16,215	$20,648
7/31/2022	$16,255	$18,902	$17,784	$22,552
8/31/2022	$15,534	$18,399	$17,226	$21,632
9/30/2022	$14,025	$16,647	$15,484	$19,640
10/31/2022	$15,278	$18,244	$17,119	$21,230
11/30/2022	$15,991	$19,014	$17,979	$22,416
12/31/2022	$15,161	$17,883	$16,910	$21,125
1/31/2023	$16,405	$19,671	$18,600	$22,452
2/28/2023	$16,073	$19,210	$18,074	$21,904
3/31/2023	$15,731	$18,490	$17,146	$22,708
4/30/2023	$15,679	$18,248	$16,918	$23,063
5/31/2023	$15,358	$17,929	$16,435	$23,163
6/30/2023	$16,488	$19,456	$17,896	$24,693
7/31/2023	$17,090	$20,423	$18,945	$25,487
8/31/2023	$16,727	$19,621	$18,216	$25,081
9/30/2023	$15,991	$18,525	$17,241	$23,885
10/31/2023	$15,254	$17,400	$16,273	$23,383
11/30/2023	$16,363	$18,967	$17,750	$25,518
12/31/2023	$17,658	$20,999	$19,613	$26,678
1/31/2024	$17,500	$20,450	$19,063	$27,126
2/29/2024	$18,605	$21,562	$19,827	$28,574
3/31/2024	$19,395	$22,452	$20,804	$29,494
4/30/2024	$18,174	$20,948	$19,496	$28,289
5/31/2024	$19,069	$21,820	$20,317	$29,692
6/30/2024	$18,690	$21,493	$19,908	$30,757
7/31/2024	$20,027	$23,089	$21,520	$31,132
8/31/2024	$20,079	$23,030	$21,519	$31,887
9/30/2024	$20,290	$23,373	$21,824	$32,568
10/31/2024	$20,048	$23,156	$21,549	$32,272
11/30/2024	$21,611	$25,435	$23,451	$34,167
12/31/2024	$20,004	$23,518	$21,767	$33,352
1/31/2025	$20,554	$24,352	$22,508	$34,281
2/28/2025	$19,577	$23,209	$21,676	$33,834
3/31/2025	$18,509	$21,754	$20,498	$31,928
4/30/2025	$18,071	$21,305	$19,905	$31,711
5/31/2025	$18,543	$22,580	$21,041	$33,707
6/30/2025	$19,228	$23,622	$21,992	$35,421
7/31/2025	$19,667	$24,078	$22,374	$36,216
8/31/2025	$19,880	$25,342	$23,548	$36,950
9/30/2025	$19,970	$25,748	$23,790	$38,299
10/31/2025	$19,622	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	(2.13%)	8.81%	6.97%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LVORX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-2073-R3

12/25

Class R4

LVOSX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	1.16%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.85%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,054	$10,196	$10,168	$10,030
12/31/2015	$9,712	$9,781	$9,703	$9,872
1/31/2016	$9,212	$9,001	$9,108	$9,382
2/29/2016	$9,245	$9,064	$9,206	$9,369
3/31/2016	$10,004	$9,820	$10,026	$10,005
4/30/2016	$10,081	$9,964	$10,220	$10,043
5/31/2016	$10,290	$10,174	$10,401	$10,224
6/30/2016	$10,252	$10,170	$10,464	$10,250
7/31/2016	$10,604	$10,701	$10,940	$10,628
8/31/2016	$10,730	$10,786	$11,038	$10,643
9/30/2016	$10,692	$10,838	$11,110	$10,645
10/31/2016	$10,428	$10,398	$10,778	$10,451
11/30/2016	$11,244	$11,283	$11,811	$10,838
12/31/2016	$11,308	$11,502	$12,148	$11,052
1/31/2017	$11,425	$11,661	$12,214	$11,262
2/28/2017	$11,606	$11,942	$12,442	$11,709
3/31/2017	$11,442	$11,934	$12,345	$11,723
4/30/2017	$11,419	$12,026	$12,332	$11,843
5/31/2017	$11,472	$11,891	$12,065	$12,010
6/30/2017	$11,676	$12,188	$12,385	$12,085
7/31/2017	$11,687	$12,315	$12,481	$12,333
8/31/2017	$11,600	$12,212	$12,265	$12,371
9/30/2017	$11,956	$12,766	$12,859	$12,626
10/31/2017	$12,125	$12,964	$12,930	$12,921
11/30/2017	$12,418	$13,390	$13,353	$13,317
12/31/2017	$12,455	$13,435	$13,406	$13,465
1/31/2018	$12,709	$13,845	$13,575	$14,236
2/28/2018	$12,095	$13,275	$12,909	$13,711
3/31/2018	$12,132	$13,403	$13,051	$13,363
4/30/2018	$12,057	$13,435	$13,192	$13,414
5/31/2018	$12,467	$14,066	$13,735	$13,737
6/30/2018	$12,486	$14,168	$13,808	$13,822
7/31/2018	$12,858	$14,442	$14,082	$14,336
8/31/2018	$13,312	$15,062	$14,402	$14,803
9/30/2018	$13,312	$14,833	$14,177	$14,887
10/31/2018	$12,088	$13,327	$12,965	$13,870
11/30/2018	$12,281	$13,579	$13,210	$14,153
12/31/2018	$10,981	$12,091	$11,749	$12,875
1/31/2019	$11,987	$13,483	$13,062	$13,906
2/28/2019	$12,404	$14,120	$13,470	$14,353
3/31/2019	$12,281	$14,004	$13,291	$14,632
4/30/2019	$12,671	$14,495	$13,757	$15,224
5/31/2019	$11,672	$13,463	$12,719	$14,257
6/30/2019	$12,487	$14,418	$13,542	$15,262
7/31/2019	$12,466	$14,568	$13,630	$15,481
8/31/2019	$12,315	$13,986	$12,966	$15,236
9/30/2019	$12,651	$14,234	$13,560	$15,521
10/31/2019	$12,726	$14,506	$13,755	$15,857
11/30/2019	$13,170	$15,129	$14,093	$16,432
12/31/2019	$13,485	$15,449	$14,518	$16,928
1/31/2020	$13,369	$15,135	$13,989	$16,922
2/29/2020	$12,148	$13,866	$12,640	$15,529
3/31/2020	$10,065	$10,857	$9,489	$13,611
4/30/2020	$11,364	$12,437	$10,744	$15,356
5/31/2020	$12,186	$13,355	$11,234	$16,087
6/30/2020	$12,248	$13,741	$11,443	$16,407
7/31/2020	$12,785	$14,289	$11,787	$17,332
8/31/2020	$13,001	$14,936	$12,323	$18,578
9/30/2020	$12,762	$14,549	$11,849	$17,872
10/31/2020	$13,024	$14,813	$12,116	$17,397
11/30/2020	$14,722	$17,226	$14,236	$19,301
12/31/2020	$15,533	$18,537	$15,226	$20,043
1/31/2021	$15,485	$18,991	$15,563	$19,841
2/28/2021	$16,848	$20,230	$16,948	$20,388
3/31/2021	$17,360	$20,563	$17,789	$21,281
4/30/2021	$18,277	$21,385	$18,552	$22,416
5/31/2021	$18,171	$21,429	$18,929	$22,573
6/30/2021	$17,993	$21,682	$18,679	$23,100
7/31/2021	$18,293	$21,302	$18,405	$23,649
8/31/2021	$18,699	$21,786	$18,794	$24,368
9/30/2021	$18,252	$21,101	$18,292	$23,234
10/31/2021	$19,210	$22,135	$19,161	$24,862
11/30/2021	$18,726	$21,212	$18,494	$24,690
12/31/2021	$19,757	$21,908	$19,456	$25,797
1/31/2022	$18,018	$20,084	$18,467	$24,462
2/28/2022	$18,055	$20,310	$18,769	$23,729
3/31/2022	$17,834	$20,633	$19,164	$24,610
4/30/2022	$16,499	$18,875	$17,865	$22,464
5/31/2022	$16,711	$18,939	$18,207	$22,505
6/30/2022	$15,073	$17,130	$16,215	$20,648
7/31/2022	$16,518	$18,902	$17,784	$22,552
8/31/2022	$15,791	$18,399	$17,226	$21,632
9/30/2022	$14,263	$16,647	$15,484	$19,640
10/31/2022	$15,542	$18,244	$17,119	$21,230
11/30/2022	$16,273	$19,014	$17,979	$22,416
12/31/2022	$15,429	$17,883	$16,910	$21,125
1/31/2023	$16,694	$19,671	$18,600	$22,452
2/28/2023	$16,363	$19,210	$18,074	$21,904
3/31/2023	$16,012	$18,490	$17,146	$22,708
4/30/2023	$15,971	$18,248	$16,918	$23,063
5/31/2023	$15,640	$17,929	$16,435	$23,163
6/30/2023	$16,795	$19,456	$17,896	$24,693
7/31/2023	$17,417	$20,423	$18,945	$25,487
8/31/2023	$17,045	$19,621	$18,216	$25,081
9/30/2023	$16,303	$18,525	$17,241	$23,885
10/31/2023	$15,550	$17,400	$16,273	$23,383
11/30/2023	$16,696	$18,967	$17,750	$25,518
12/31/2023	$18,011	$20,999	$19,613	$26,678
1/31/2024	$17,858	$20,450	$19,063	$27,126
2/29/2024	$18,980	$21,562	$19,827	$28,574
3/31/2024	$19,796	$22,452	$20,804	$29,494
4/30/2024	$18,552	$20,948	$19,496	$28,289
5/31/2024	$19,470	$21,820	$20,317	$29,692
6/30/2024	$19,092	$21,493	$19,908	$30,757
7/31/2024	$20,459	$23,089	$21,520	$31,132
8/31/2024	$20,520	$23,030	$21,519	$31,887
9/30/2024	$20,734	$23,373	$21,824	$32,568
10/31/2024	$20,490	$23,156	$21,549	$32,272
11/30/2024	$22,106	$25,435	$23,451	$34,167
12/31/2024	$20,457	$23,518	$21,767	$33,352
1/31/2025	$21,021	$24,352	$22,508	$34,281
2/28/2025	$20,023	$23,209	$21,676	$33,834
3/31/2025	$18,949	$21,754	$20,498	$31,928
4/30/2025	$18,494	$21,305	$19,905	$31,711
5/31/2025	$18,982	$22,580	$21,041	$33,707
6/30/2025	$19,687	$23,622	$21,992	$35,421
7/31/2025	$20,142	$24,078	$22,374	$36,216
8/31/2025	$20,370	$25,342	$23,548	$36,950
9/30/2025	$20,457	$25,748	$23,790	$38,299
10/31/2025	$20,110	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R4 at NAV	(1.85%)	9.08%	7.24%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LVOSX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8722-R4

12/25

Class R5

LVOTX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$89	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.63%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,057	$10,196	$10,168	$10,030
12/31/2015	$9,721	$9,781	$9,703	$9,872
1/31/2016	$9,215	$9,001	$9,108	$9,382
2/29/2016	$9,252	$9,064	$9,206	$9,369
3/31/2016	$10,020	$9,820	$10,026	$10,005
4/30/2016	$10,099	$9,964	$10,220	$10,043
5/31/2016	$10,313	$10,174	$10,401	$10,224
6/30/2016	$10,275	$10,170	$10,464	$10,250
7/31/2016	$10,632	$10,701	$10,940	$10,628
8/31/2016	$10,760	$10,786	$11,038	$10,643
9/30/2016	$10,723	$10,838	$11,110	$10,645
10/31/2016	$10,462	$10,398	$10,778	$10,451
11/30/2016	$11,281	$11,283	$11,811	$10,838
12/31/2016	$11,348	$11,502	$12,148	$11,052
1/31/2017	$11,461	$11,661	$12,214	$11,262
2/28/2017	$11,647	$11,942	$12,442	$11,709
3/31/2017	$11,489	$11,934	$12,345	$11,723
4/30/2017	$11,472	$12,026	$12,332	$11,843
5/31/2017	$11,518	$11,891	$12,065	$12,010
6/30/2017	$11,726	$12,188	$12,385	$12,085
7/31/2017	$11,738	$12,315	$12,481	$12,333
8/31/2017	$11,653	$12,212	$12,265	$12,371
9/30/2017	$12,014	$12,766	$12,859	$12,626
10/31/2017	$12,184	$12,964	$12,930	$12,921
11/30/2017	$12,488	$13,390	$13,353	$13,317
12/31/2017	$12,530	$13,435	$13,406	$13,465
1/31/2018	$12,782	$13,845	$13,575	$14,236
2/28/2018	$12,170	$13,275	$12,909	$13,711
3/31/2018	$12,212	$13,403	$13,051	$13,363
4/30/2018	$12,140	$13,435	$13,192	$13,414
5/31/2018	$12,548	$14,066	$13,735	$13,737
6/30/2018	$12,572	$14,168	$13,808	$13,822
7/31/2018	$12,950	$14,442	$14,082	$14,336
8/31/2018	$13,406	$15,062	$14,402	$14,803
9/30/2018	$13,412	$14,833	$14,177	$14,887
10/31/2018	$12,182	$13,327	$12,965	$13,870
11/30/2018	$12,376	$13,579	$13,210	$14,153
12/31/2018	$11,069	$12,091	$11,749	$12,875
1/31/2019	$12,086	$13,483	$13,062	$13,906
2/28/2019	$12,508	$14,120	$13,470	$14,353
3/31/2019	$12,396	$14,004	$13,291	$14,632
4/30/2019	$12,792	$14,495	$13,757	$15,224
5/31/2019	$11,782	$13,463	$12,719	$14,257
6/30/2019	$12,601	$14,418	$13,542	$15,262
7/31/2019	$12,588	$14,568	$13,630	$15,481
8/31/2019	$12,436	$13,986	$12,966	$15,236
9/30/2019	$12,779	$14,234	$13,560	$15,521
10/31/2019	$12,858	$14,506	$13,755	$15,857
11/30/2019	$13,309	$15,129	$14,093	$16,432
12/31/2019	$13,635	$15,449	$14,518	$16,928
1/31/2020	$13,516	$15,135	$13,989	$16,922
2/29/2020	$12,288	$13,866	$12,640	$15,529
3/31/2020	$10,180	$10,857	$9,489	$13,611
4/30/2020	$11,497	$12,437	$10,744	$15,356
5/31/2020	$12,333	$13,355	$11,234	$16,087
6/30/2020	$12,392	$13,741	$11,443	$16,407
7/31/2020	$12,947	$14,289	$11,787	$17,332
8/31/2020	$13,161	$14,936	$12,323	$18,578
9/30/2020	$12,924	$14,549	$11,849	$17,872
10/31/2020	$13,191	$14,813	$12,116	$17,397
11/30/2020	$14,912	$17,226	$14,236	$19,301
12/31/2020	$15,740	$18,537	$15,226	$20,043
1/31/2021	$15,693	$18,991	$15,563	$19,841
2/28/2021	$17,076	$20,230	$16,948	$20,388
3/31/2021	$17,599	$20,563	$17,789	$21,281
4/30/2021	$18,537	$21,385	$18,552	$22,416
5/31/2021	$18,435	$21,429	$18,929	$22,573
6/30/2021	$18,255	$21,682	$18,679	$23,100
7/31/2021	$18,560	$21,302	$18,405	$23,649
8/31/2021	$18,974	$21,786	$18,794	$24,368
9/30/2021	$18,521	$21,101	$18,292	$23,234
10/31/2021	$19,505	$22,135	$19,161	$24,862
11/30/2021	$19,018	$21,212	$18,494	$24,690
12/31/2021	$20,076	$21,908	$19,456	$25,797
1/31/2022	$18,303	$20,084	$18,467	$24,462
2/28/2022	$18,347	$20,310	$18,769	$23,729
3/31/2022	$18,127	$20,633	$19,164	$24,610
4/30/2022	$16,769	$18,875	$17,865	$22,464
5/31/2022	$16,990	$18,939	$18,207	$22,505
6/30/2022	$15,332	$17,130	$16,215	$20,648
7/31/2022	$16,805	$18,902	$17,784	$22,552
8/31/2022	$16,064	$18,399	$17,226	$21,632
9/30/2022	$14,512	$16,647	$15,484	$19,640
10/31/2022	$15,817	$18,244	$17,119	$21,230
11/30/2022	$16,569	$19,014	$17,979	$22,416
12/31/2022	$15,715	$17,883	$16,910	$21,125
1/31/2023	$17,000	$19,671	$18,600	$22,452
2/28/2023	$16,674	$19,210	$18,074	$21,904
3/31/2023	$16,319	$18,490	$17,146	$22,708
4/30/2023	$16,271	$18,248	$16,918	$23,063
5/31/2023	$15,945	$17,929	$16,435	$23,163
6/30/2023	$17,125	$19,456	$17,896	$24,693
7/31/2023	$17,758	$20,423	$18,945	$25,487
8/31/2023	$17,384	$19,621	$18,216	$25,081
9/30/2023	$16,636	$18,525	$17,241	$23,885
10/31/2023	$15,868	$17,400	$16,273	$23,383
11/30/2023	$17,033	$18,967	$17,750	$25,518
12/31/2023	$18,389	$20,999	$19,613	$26,678
1/31/2024	$18,233	$20,450	$19,063	$27,126
2/29/2024	$19,385	$21,562	$19,827	$28,574
3/31/2024	$20,225	$22,452	$20,804	$29,494
4/30/2024	$18,946	$20,948	$19,496	$28,289
5/31/2024	$19,893	$21,820	$20,317	$29,692
6/30/2024	$19,512	$21,493	$19,908	$30,757
7/31/2024	$20,918	$23,089	$21,520	$31,132
8/31/2024	$20,976	$23,030	$21,519	$31,887
9/30/2024	$21,210	$23,373	$21,824	$32,568
10/31/2024	$20,966	$23,156	$21,549	$32,272
11/30/2024	$22,614	$25,435	$23,451	$34,167
12/31/2024	$20,936	$23,518	$21,767	$33,352
1/31/2025	$21,526	$24,352	$22,508	$34,281
2/28/2025	$20,501	$23,209	$21,676	$33,834
3/31/2025	$19,403	$21,754	$20,498	$31,928
4/30/2025	$18,947	$21,305	$19,905	$31,711
5/31/2025	$19,444	$22,580	$21,041	$33,707
6/30/2025	$20,169	$23,622	$21,992	$35,421
7/31/2025	$20,635	$24,078	$22,374	$36,216
8/31/2025	$20,884	$25,342	$23,548	$36,950
9/30/2025	$20,977	$25,748	$23,790	$38,299
10/31/2025	$20,625	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R5 at NAV	(1.63%)	9.35%	7.51%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LVOTX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8754-R5

12/25

Class R6

LVOVX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.83%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned -1.56%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.94% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Energy sector contributed to relative performance, led by overweight allocations to TechnipFMC plc and Expand Energy Corporation.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Integer Holdings Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,057	$10,196	$10,168	$10,030
12/31/2015	$9,721	$9,781	$9,703	$9,872
1/31/2016	$9,221	$9,001	$9,108	$9,382
2/29/2016	$9,258	$9,064	$9,206	$9,369
3/31/2016	$10,025	$9,820	$10,026	$10,005
4/30/2016	$10,105	$9,964	$10,220	$10,043
5/31/2016	$10,318	$10,174	$10,401	$10,224
6/30/2016	$10,281	$10,170	$10,464	$10,250
7/31/2016	$10,637	$10,701	$10,940	$10,628
8/31/2016	$10,765	$10,786	$11,038	$10,643
9/30/2016	$10,733	$10,838	$11,110	$10,645
10/31/2016	$10,472	$10,398	$10,778	$10,451
11/30/2016	$11,292	$11,283	$11,811	$10,838
12/31/2016	$11,359	$11,502	$12,148	$11,052
1/31/2017	$11,478	$11,661	$12,214	$11,262
2/28/2017	$11,664	$11,942	$12,442	$11,709
3/31/2017	$11,506	$11,934	$12,345	$11,723
4/30/2017	$11,489	$12,026	$12,332	$11,843
5/31/2017	$11,540	$11,891	$12,065	$12,010
6/30/2017	$11,754	$12,188	$12,385	$12,085
7/31/2017	$11,765	$12,315	$12,481	$12,333
8/31/2017	$11,675	$12,212	$12,265	$12,371
9/30/2017	$12,042	$12,766	$12,859	$12,626
10/31/2017	$12,211	$12,964	$12,930	$12,921
11/30/2017	$12,515	$13,390	$13,353	$13,317
12/31/2017	$12,557	$13,435	$13,406	$13,465
1/31/2018	$12,815	$13,845	$13,575	$14,236
2/28/2018	$12,203	$13,275	$12,909	$13,711
3/31/2018	$12,239	$13,403	$13,051	$13,363
4/30/2018	$12,173	$13,435	$13,192	$13,414
5/31/2018	$12,587	$14,066	$13,735	$13,737
6/30/2018	$12,611	$14,168	$13,808	$13,822
7/31/2018	$12,989	$14,442	$14,082	$14,336
8/31/2018	$13,451	$15,062	$14,402	$14,803
9/30/2018	$13,451	$14,833	$14,177	$14,887
10/31/2018	$12,221	$13,327	$12,965	$13,870
11/30/2018	$12,419	$13,579	$13,210	$14,153
12/31/2018	$11,105	$12,091	$11,749	$12,875
1/31/2019	$12,128	$13,483	$13,062	$13,906
2/28/2019	$12,551	$14,120	$13,470	$14,353
3/31/2019	$12,439	$14,004	$13,291	$14,632
4/30/2019	$12,835	$14,495	$13,757	$15,224
5/31/2019	$11,825	$13,463	$12,719	$14,257
6/30/2019	$12,650	$14,418	$13,542	$15,262
7/31/2019	$12,637	$14,568	$13,630	$15,481
8/31/2019	$12,485	$13,986	$12,966	$15,236
9/30/2019	$12,828	$14,234	$13,560	$15,521
10/31/2019	$12,907	$14,506	$13,755	$15,857
11/30/2019	$13,358	$15,129	$14,093	$16,432
12/31/2019	$13,691	$15,449	$14,518	$16,928
1/31/2020	$13,573	$15,135	$13,989	$16,922
2/29/2020	$12,338	$13,866	$12,640	$15,529
3/31/2020	$10,224	$10,857	$9,489	$13,611
4/30/2020	$11,547	$12,437	$10,744	$15,356
5/31/2020	$12,390	$13,355	$11,234	$16,087
6/30/2020	$12,449	$13,741	$11,443	$16,407
7/31/2020	$13,003	$14,289	$11,787	$17,332
8/31/2020	$13,225	$14,936	$12,323	$18,578
9/30/2020	$12,981	$14,549	$11,849	$17,872
10/31/2020	$13,255	$14,813	$12,116	$17,397
11/30/2020	$14,992	$17,226	$14,236	$19,301
12/31/2020	$15,819	$18,537	$15,226	$20,043
1/31/2021	$15,780	$18,991	$15,563	$19,841
2/28/2021	$17,170	$20,230	$16,948	$20,388
3/31/2021	$17,693	$20,563	$17,789	$21,281
4/30/2021	$18,637	$21,385	$18,552	$22,416
5/31/2021	$18,535	$21,429	$18,929	$22,573
6/30/2021	$18,356	$21,682	$18,679	$23,100
7/31/2021	$18,668	$21,302	$18,405	$23,649
8/31/2021	$19,090	$21,786	$18,794	$24,368
9/30/2021	$18,629	$21,101	$18,292	$23,234
10/31/2021	$19,620	$22,135	$19,161	$24,862
11/30/2021	$19,127	$21,212	$18,494	$24,690
12/31/2021	$20,192	$21,908	$19,456	$25,797
1/31/2022	$18,423	$20,084	$18,467	$24,462
2/28/2022	$18,467	$20,310	$18,769	$23,729
3/31/2022	$18,238	$20,633	$19,164	$24,610
4/30/2022	$16,874	$18,875	$17,865	$22,464
5/31/2022	$17,102	$18,939	$18,207	$22,505
6/30/2022	$15,430	$17,130	$16,215	$20,648
7/31/2022	$16,918	$18,902	$17,784	$22,552
8/31/2022	$16,169	$18,399	$17,226	$21,632
9/30/2022	$14,611	$16,647	$15,484	$19,640
10/31/2022	$15,932	$18,244	$17,119	$21,230
11/30/2022	$16,685	$19,014	$17,979	$22,416
12/31/2022	$15,823	$17,883	$16,910	$21,125
1/31/2023	$17,125	$19,671	$18,600	$22,452
2/28/2023	$16,790	$19,210	$18,074	$21,904
3/31/2023	$16,436	$18,490	$17,146	$22,708
4/30/2023	$16,388	$18,248	$16,918	$23,063
5/31/2023	$16,063	$17,929	$16,435	$23,163
6/30/2023	$17,259	$19,456	$17,896	$24,693
7/31/2023	$17,891	$20,423	$18,945	$25,487
8/31/2023	$17,518	$19,621	$18,216	$25,081
9/30/2023	$16,761	$18,525	$17,241	$23,885
10/31/2023	$15,996	$17,400	$16,273	$23,383
11/30/2023	$17,169	$18,967	$17,750	$25,518
12/31/2023	$18,532	$20,999	$19,613	$26,678
1/31/2024	$18,376	$20,450	$19,063	$27,126
2/29/2024	$19,545	$21,562	$19,827	$28,574
3/31/2024	$20,392	$22,452	$20,804	$29,494
4/30/2024	$19,107	$20,948	$19,496	$28,289
5/31/2024	$20,061	$21,820	$20,317	$29,692
6/30/2024	$19,681	$21,493	$19,908	$30,757
7/31/2024	$21,094	$23,089	$21,520	$31,132
8/31/2024	$21,162	$23,030	$21,519	$31,887
9/30/2024	$21,395	$23,373	$21,824	$32,568
10/31/2024	$21,152	$23,156	$21,549	$32,272
11/30/2024	$22,814	$25,435	$23,451	$34,167
12/31/2024	$21,131	$23,518	$21,767	$33,352
1/31/2025	$21,719	$24,352	$22,508	$34,281
2/28/2025	$20,687	$23,209	$21,676	$33,834
3/31/2025	$19,582	$21,754	$20,498	$31,928
4/30/2025	$19,127	$21,305	$19,905	$31,711
5/31/2025	$19,633	$22,580	$21,041	$33,707
6/30/2025	$20,356	$23,622	$21,992	$35,421
7/31/2025	$20,831	$24,078	$22,374	$36,216
8/31/2025	$21,079	$25,342	$23,548	$36,950
9/30/2025	$21,182	$25,748	$23,790	$38,299
10/31/2025	$20,821	$25,920	$23,728	$39,196

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6 at NAV	(1.56%)	9.45%	7.61%
Russell 2500 Index	11.94%	11.84%	9.99%
Russell 2500 Value Index	10.11%	14.39%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2025)

Total Net Assets	$1,085,245,175
# of Portfolio Holdings	67
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$8,886,635

What did the Fund invest in?

(as of October 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	8.49%
Consumer Staples	4.28%
Energy	4.93%
Financials	20.22%
Health Care	8.01%
Industrials	25.65%
Information Technology	19.19%
Materials	3.22%
Real Estate	2.30%
Utilities	3.50%
Repurchase Agreements	0.13%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LVOVX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2025

lordabbett.com/FundDocuments

TSR-A-8786-R6

12/25

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended October 31, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$547,000	$547,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	547,000	547,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	$49,927	$82,590

Total Fees	$596,927	$629,590

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended October 31, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended October 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Trustees did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Alpha Strategy Fund	Health Care Fund

Focused Growth Fund	International Equity Fund

Focused Large Cap Value Fund	International Opportunities Fund

Focused Small Cap Value Fund	International Value Fund

Fundamental Equity Fund	Micro Cap Growth Fund

Global Equity Fund	Value Opportunities Fund

Growth Leaders Fund

For the fiscal year ended October 31, 2025

Table of Contents

Schedules of Investments (Item 7)

1	Alpha Strategy Fund

2	Focused Growth Fund

4	Focused Large Cap Value Fund

6	Focused Small Cap Value Fund

9	Fundamental Equity Fund

12	Global Equity Fund

17	Growth Leaders Fund

20	Health Care Fund

23	International Equity Fund

29	International Opportunities Fund

36	International Value Fund

41	Micro Cap Growth Fund

45	Value Opportunities Fund

48	Statements of Assets and Liabilities (Item 7)

56	Statements of Operations (Item 7)

62	Statements of Changes in Net Assets (Item 7)

72	Financial Highlights (Item 7)

122	Notes to Financial Statements (Item 7)

154	Report of Independent Registered Public Accounting Firm (Item 7)

155	Investments in Underlying Funds

156	Changes in and Disagreements with Accountants (Item 8)

156	Proxy Disclosures (Item 9)

156	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments

ALPHA STRATEGY FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.02%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.02%
Lord Abbett Developing Growth Fund, Inc. – Class I(c)	3,734,653	$130,302,038
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I*(d)	2,072,235	59,224,467
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	5,257,812	118,931,703
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I*(d)	2,730,512	68,508,557
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	5,773,647	118,128,818
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	5,940,262	118,151,820
Total Investments in Underlying Funds (cost $518,597,130)		613,247,403
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.04%

Repurchase Agreements 0.04%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $204,700 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $271,880; proceeds: $266,510 (cost $266,432)	$266,432	$266,432
Total Investments in Securities 100.06% (cost $518,863,562)		613,513,835
Other Assets and Liabilities – Net (0.06)%		(397,078)
Net Assets 100.00%		$613,116,757

*	Non-income producing security.
(a)	These investments offer daily redemptions.
(b)	Affiliated funds (See Note 10).
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$613,247,403	$–	$–	$613,247,403
Short-Term Investments
Repurchase Agreements	–	266,432	–	266,432
Total	$613,247,403	$266,432	$–	$613,513,835

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	1

Schedule of Investments

FOCUSED GROWTH FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 92.59%
COMMON STOCKS 92.59%

Aerospace & Defense 3.62%
Axon Enterprise, Inc.*	5,108	$3,740,231
Howmet Aerospace, Inc.	13,500	2,780,325
Total		6,520,556

Automobiles 1.53%
Tesla, Inc.*	6,029	2,752,600

Biotechnology 3.89%
Argenx SE ADR*	4,265	3,490,902
Natera, Inc.*	17,648	3,510,717
Total		7,001,619

Broadline Retail 6.74%
Amazon.com, Inc.*	34,140	8,337,671
MercadoLibre, Inc. (Uruguay)*(a)	1,630	3,793,434
Total		12,131,105

Capital Markets 2.13%
Robinhood Markets, Inc. Class A*	26,145	3,837,563

Communications Equipment 3.68%
Arista Networks, Inc.*	41,968	6,617,934

Construction & Engineering 4.62%
Comfort Systems USA, Inc.	4,396	4,244,690
EMCOR Group, Inc.	6,031	4,075,629
Total		8,320,319

Entertainment 4.10%
Netflix, Inc.*	3,816	4,269,570
Spotify Technology SA (Sweden)*(a)	4,751	3,113,425
Total		7,382,995

Financial Services 1.00%
Visa, Inc. Class A	5,262	1,792,974

Ground Transportation 1.78%
Uber Technologies, Inc.*	33,237	3,207,371
Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 2.81%
DoorDash, Inc. Class A*	19,874	$5,055,349

Information Technology Services 5.58%
Cloudflare, Inc. Class A*	17,525	4,439,082
Shopify, Inc. Class A (Canada)*(a)	32,259	5,608,550
Total		10,047,632

Interactive Media & Services 10.63%
Alphabet, Inc. Class A	37,053	10,418,933
Meta Platforms, Inc. Class A	9,458	6,132,094
Reddit, Inc. Class A*	12,420	2,595,159
Total		19,146,186

Semiconductors & Semiconductor Equipment 19.44%
Advanced Micro Devices, Inc.*	16,851	4,315,878
Astera Labs, Inc.*	17,646	3,294,155
Broadcom, Inc.	17,531	6,479,984
NVIDIA Corp.	103,268	20,910,737
Total		35,000,754

Software 16.33%
AppLovin Corp. Class A*	4,980	3,173,903
Crowdstrike Holdings, Inc. Class A*	6,850	3,719,619
Guidewire Software, Inc.*	11,298	2,639,665
Microsoft Corp.	22,035	11,409,943
Oracle Corp.	11,445	3,005,572
Palantir Technologies, Inc. Class A*	27,173	5,447,371
Total		29,396,073

Specialty Retail 2.03%
Carvana Co.*	11,907	3,649,972

Technology Hardware, Storage & Peripherals 2.68%
Apple, Inc.	17,857	4,827,997
Total Common Stocks (cost $109,936,708)		166,688,999

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

FOCUSED GROWTH FUND October 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.55%

Repurchase Agreements 4.55%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $6,289,000 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $8,351,238; proceeds: $8,189,687 (cost $8,187,299)	$8,187,299	$8,187,299
Total Investments in Securities 97.14% (cost $118,124,007)		174,876,298
Other Assets and Liabilities – Net 2.86%		5,141,874
Net Assets 100.00%		$180,018,172

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$166,688,999	$–	$–	$166,688,999
Short-Term Investments
Repurchase Agreements	–	8,187,299	–	8,187,299
Total	$166,688,999	$8,187,299	$–	$174,876,298

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments

FOCUSED LARGE CAP VALUE FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.12%
COMMON STOCKS 98.12%

Aerospace & Defense 7.10%
Boeing Co.*	13,238	$2,661,103
RTX Corp.	18,182	3,245,487
Total		5,906,590

Banks 4.09%
JPMorgan Chase & Co.	10,932	3,401,164

Beverages 3.08%
Carlsberg AS Class B(a)	21,793	2,562,411

Biotechnology 6.68%
AbbVie, Inc.	14,674	3,199,519
Gilead Sciences, Inc.	19,685	2,358,066
Total		5,557,585

Building Products 3.77%
Allegion PLC (Ireland)(b)	18,912	3,135,042

Capital Markets 9.62%
Charles Schwab Corp.	28,638	2,706,864
KKR & Co., Inc.	17,676	2,091,601
SEI Investments Co.	39,664	3,197,315
Total		7,995,780

Construction Materials 3.77%
CRH PLC (Ireland)(b)	26,327	3,135,546

Consumer Staples Distribution & Retail 2.33%
BJ’s Wholesale Club Holdings, Inc.*	21,947	1,937,042

Electronic Equipment, Instruments & Components 2.54%
TD SYNNEX Corp.	13,478	2,109,172

Health Care Providers & Services 2.94%
Labcorp Holdings, Inc.	9,611	2,440,809
Investments	Shares	Fair Value
Insurance 9.66%
Aon PLC Class A (United Kingdom)(b)	9,828	$3,348,203
Arch Capital Group Ltd.	30,127	2,600,261
RenaissanceRe Holdings Ltd.	8,184	2,079,473
Total		8,027,937

Interactive Media & Services 4.95%
Alphabet, Inc. Class A	14,627	4,112,966

Life Sciences Tools & Services 3.44%
IQVIA Holdings, Inc.*	13,209	2,859,220

Machinery 3.07%
Parker-Hannifin Corp.	3,297	2,548,020

Oil, Gas & Consumable Fuels 7.30%
Expand Energy Corp.	21,592	2,230,670
Permian Resources Corp.	118,054	1,482,758
Shell PLC ADR	31,477	2,358,257
Total		6,071,685

Real Estate Management & Development 3.02%
CBRE Group, Inc. Class A*	16,462	2,509,303

Semiconductors & Semiconductor Equipment 4.03%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	11,159	3,352,498

Software 4.26%
Microsoft Corp.	6,839	3,541,303

Specialty Retail 9.11%
AutoZone, Inc.*	593	2,178,937
Dick’s Sporting Goods, Inc.	11,944	2,644,999
Lowe’s Cos., Inc.	11,564	2,753,735
Total		7,577,671

Trading Companies & Distributors 3.36%
AerCap Holdings NV (Ireland)(b)	21,474	2,796,774
Total Common Stocks (cost $69,719,117)		81,578,518

4	See Notes to Financial Statements.

Schedule of Investments (concluded)

FOCUSED LARGE CAP VALUE FUND October 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.98%

Repurchase Agreements 1.98%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $1,261,000 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $1,674,534; proceeds: $1,642,069 (cost $1,641,590)	$1,641,590	$1,641,590
Total Investments in Securities 100.10% (cost $71,360,707)		83,220,108
Other Assets and Liabilities – Net (0.10)%		(81,963)
Net Assets 100.00%		$83,138,145

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$2,562,411	$–	$2,562,411
Remaining Industries	79,016,107	–	–	79,016,107
Short-Term Investments
Repurchase Agreements	–	1,641,590	–	1,641,590
Total	$79,016,107	$4,204,001	$–	$83,220,108

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Schedule of Investments

FOCUSED SMALL CAP VALUE FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.18%
COMMON STOCKS 98.18%

Automobile Components 2.84%
LCI Industries	23,598	$2,442,157

Banks 12.84%
Axos Financial, Inc.*	22,922	1,787,457
Bancorp, Inc.*	27,234	1,780,287
Bank of NT Butterfield & Son Ltd.	25,785	1,192,814
First BanCorp	96,353	1,877,920
Seacoast Banking Corp. of Florida	68,481	2,074,974
Wintrust Financial Corp.	18,039	2,345,431
Total		11,058,883

Building Products 4.09%
Griffon Corp.	30,007	2,220,818
UFP Industries, Inc.	14,147	1,303,363
Total		3,524,181

Capital Markets 3.46%
Affiliated Managers Group, Inc.	5,416	1,288,792
Marex Group PLC (United Kingdom)(a)	55,629	1,688,340
Total		2,977,132

Chemicals 4.97%
Avient Corp.	55,596	1,782,964
Element Solutions, Inc.	93,648	2,502,274
Total		4,285,238

Commercial Services & Supplies 2.55%
Brady Corp. Class A	28,911	2,194,634

Construction & Engineering 4.47%
Arcosa, Inc.	18,554	1,892,508
WillScot Holdings Corp.	90,091	1,959,479
Total		3,851,987

Consumer Finance 2.48%
FirstCash Holdings, Inc.	13,458	2,133,093
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.64%
PriceSmart, Inc.	12,307	$1,414,567

Electric: Utilities 2.90%
IDACORP, Inc.	19,354	2,497,053

Electronic Equipment, Instruments & Components 13.98%
Advanced Energy Industries, Inc.	9,742	1,974,996
Belden, Inc.	18,711	2,279,935
Crane NXT Co.	36,439	2,304,767
Littelfuse, Inc.	9,720	2,364,973
Vishay Precision Group, Inc.*	83,172	3,115,623
Total		12,040,294

Ground Transportation 2.48%
Landstar System, Inc.	16,653	2,138,745

Health Care Equipment & Supplies 1.11%
Integer Holdings Corp.*	14,862	959,639

Health Care Providers & Services 2.04%
Addus HomeCare Corp.*	15,054	1,759,662

Household Durables 1.53%
Taylor Morrison Home Corp.*	22,241	1,318,224

Insurance 7.14%
Kemper Corp.	43,798	1,970,472
TWFG, Inc.*	50,073	1,219,778
White Mountains Insurance Group Ltd.	1,555	2,961,591
Total		6,151,841

Leisure Products 2.30%
Acushnet Holdings Corp.	25,637	1,982,509

Life Sciences Tools & Services 1.98%
Fortrea Holdings, Inc.*	163,110	1,706,131

Machinery 2.24%
Worthington Enterprises, Inc.	34,459	1,932,805

6	See Notes to Financial Statements.

Schedule of Investments (continued)

FOCUSED SMALL CAP VALUE FUND October 31, 2025

Investments	Shares	Fair Value
Media 1.53%
Nexstar Media Group, Inc.	6,732	$1,317,655

Oil, Gas & Consumable Fuels 3.15%
Chord Energy Corp.	13,296	1,206,213
Gulfport Energy Corp.*	8,083	1,503,519
Total		2,709,732

Pharmaceuticals 1.95%
Phibro Animal Health Corp. Class A	39,925	1,679,246

Professional Services 2.47%
Genpact Ltd.	55,828	2,129,838

Real Estate Management & Development 3.72%
Cushman & Wakefield PLC*	204,156	3,205,249

Semiconductors & Semiconductor Equipment 3.29%
Silicon Motion Technology Corp. ADR	28,882	2,833,613

Software 1.85%
Blackbaud, Inc.*	24,873	1,592,867

Textiles, Apparel & Luxury Goods 1.47%
Samsonite Group SA†(b)	606,000	1,267,182

Trading Companies & Distributors 1.71%
Rush Enterprises, Inc. Class A	29,797	1,472,270
Total Common Stocks (cost $74,004,306)		84,576,427
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.29%

Repurchase Agreements 2.29%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $1,515,700 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $2,012,717; proceeds: $1,973,780 (cost $1,973,205)	$1,973,205	$1,973,205
Total Investments in Securities 100.47% (cost $75,977,511)		86,549,632
Other Assets and Liabilities – Net (0.47)%		(408,257)
Net Assets 100.00%		$86,141,375

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $1,267,182, which represents 1.47% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	7

Schedule of Investments (concluded)

FOCUSED SMALL CAP VALUE FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$–	$1,267,182	$–	$1,267,182
Remaining Industries	83,309,245	–	–	83,309,245
Short-Term Investments
Repurchase Agreements	–	1,973,205	–	1,973,205
Total	$83,309,245	$3,240,387	$–	$86,549,632

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Schedule of Investments

FUNDAMENTAL EQUITY FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.47%
COMMON STOCKS 99.47%

Aerospace & Defense 5.27%
Boeing Co.*	223,187	$44,865,051
RTX Corp.	362,180	64,649,130
Total		109,514,181

Banks 7.03%
JPMorgan Chase & Co.	280,878	87,386,763
Wells Fargo & Co.	676,307	58,818,420
Total		146,205,183

Beverages 1.79%
Carlsberg AS Class B(a)	316,622	37,228,267

Biotechnology 5.56%
AbbVie, Inc.	214,117	46,686,071
Gilead Sciences, Inc.	225,890	27,059,363
United Therapeutics Corp.*	94,028	41,882,892
Total		115,628,326

Building Products 1.98%
Allegion PLC (Ireland)(b)	248,944	41,267,447

Capital Markets 7.66%
Charles Schwab Corp.	385,365	36,424,700
KKR & Co., Inc.	184,109	21,785,618
Morgan Stanley	205,605	33,719,220
Nasdaq, Inc.	325,602	27,835,715
SEI Investments Co.	490,940	39,574,673
Total		159,339,926

Construction & Engineering 3.26%
AECOM	312,200	41,944,070
EMCOR Group, Inc.	38,295	25,878,995
Total		67,823,065

Construction Materials 1.85%
CRH PLC (Ireland)(b)	322,209	38,375,092

Consumer Finance 1.44%
American Express Co.	82,906	29,906,681
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.26%
BJ’s Wholesale Club Holdings, Inc.*	296,818	$26,197,157

Electric: Utilities 2.68%
Entergy Corp.	327,186	31,439,303
FirstEnergy Corp.	527,656	24,182,474
Total		55,621,777

Electronic Equipment, Instruments & Components 4.21%
Jabil, Inc.	137,540	30,381,211
Keysight Technologies, Inc.*	192,840	35,282,006
TD SYNNEX Corp.	139,986	21,906,409
Total		87,569,626

Health Care Providers & Services 3.69%
Labcorp Holdings, Inc.	141,809	36,013,814
McKesson Corp.	50,177	40,710,607
Total		76,724,421

Hotels, Restaurants & Leisure 1.12%
Booking Holdings, Inc.	4,580	23,256,049

Industrial REITS 1.58%
Prologis, Inc.	264,146	32,777,877

Insurance 8.81%
Aon PLC Class A (United Kingdom)(b)	117,921	40,173,326
Arch Capital Group Ltd.	463,434	39,998,988
Arthur J Gallagher & Co.	128,232	31,992,602
Progressive Corp.	151,920	31,295,520
RenaissanceRe Holdings Ltd.	156,208	39,690,891
Total		183,151,327

Interactive Media & Services 4.68%
Alphabet, Inc. Class A	345,920	97,269,245

Life Sciences Tools & Services 1.74%
IQVIA Holdings, Inc.*	167,586	36,275,666

See Notes to Financial Statements.	9

Schedule of Investments (continued)

FUNDAMENTAL EQUITY FUND October 31, 2025

Investments	Shares	Fair Value
Machinery 3.06%
AGCO Corp.	288,670	$29,779,197
Parker-Hannifin Corp.	43,795	33,846,090
Total		63,625,287

Metals & Mining 1.86%
Steel Dynamics, Inc.	246,766	38,692,909

Multi-Utilities 1.58%
CMS Energy Corp.	446,690	32,854,050

Oil, Gas & Consumable Fuels 6.45%
Expand Energy Corp.	341,565	35,287,080
Permian Resources Corp.	2,239,750	28,131,260
Shell PLC ADR	628,177	47,063,021
Williams Cos., Inc.	409,720	23,710,496
Total		134,191,857

Pharmaceuticals 1.62%
Teva Pharmaceutical Industries Ltd. ADR*	1,639,700	33,581,056

Real Estate Management & Development 1.64%
CBRE Group, Inc. Class A*	223,696	34,097,981

Semiconductors & Semiconductor Equipment 2.01%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	139,105	41,791,315

Software 3.36%
Microsoft Corp.	134,853	69,828,232

Specialty Retail 7.36%
AutoZone, Inc.*	10,180	37,405,697
Dick’s Sporting Goods, Inc.	176,540	39,094,783
Lowe’s Cos., Inc.	167,122	39,796,762
Ross Stores, Inc.	231,230	36,747,072
Total		153,044,314
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.77%
NetApp, Inc.	312,041	$36,752,189

Tobacco 1.35%
Philip Morris International, Inc.	194,420	28,060,639

Trading Companies & Distributors 1.80%
AerCap Holdings NV (Ireland)(b)	287,537	37,448,819
Total Common Stocks (cost $1,317,319,198)		2,068,099,961

	Principal Amount

SHORT-TERM INVESTMENTS 0.56%

Repurchase Agreements 0.56%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $12,246,600 of U.S. Treasury Note at 1.250% due 12/31/2026; value: $11,955,807; proceeds: $11,724,632 (cost $11,721,213)	$11,721,213	11,721,213
Total Investments in Securities 100.03% (cost $1,329,040,411)		2,079,821,174
Other Assets and Liabilities – Net (0.03)%		(707,511)
Net Assets 100.00%		$2,079,113,663

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Schedule of Investments (concluded)

FUNDAMENTAL EQUITY FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$37,228,267	$–	$37,228,267
Remaining Industries	2,030,871,694	–	–	2,030,871,694
Short-Term Investments
Repurchase Agreements	–	11,721,213	–	11,721,213
Total	$2,030,871,694	$48,949,480	$–	$2,079,821,174

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	11

Schedule of Investments

GLOBAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.13%
COMMON STOCKS 98.13%

Australia 0.77%

Diversified REITS 0.60%
Charter Hall Group	138,470	$2,033,668

Health Care Technology 0.17%
Pro Medicus Ltd.	3,247	557,526
Total Australia		2,591,194

Austria 1.50%

Banks
BAWAG Group AG†	38,843	5,019,729

Brazil 1.41%

Broadline Retail
MercadoLibre, Inc.*	2,032	4,728,992

Canada 2.17%

Consumer Staples Distribution & Retail 0.89%
Alimentation Couche-Tard, Inc.	58,785	2,987,555

Information Technology Services 1.28%
Shopify, Inc. Class A*	24,797	4,311,430
Total Canada		7,298,985

China 5.41%

Beverages 0.53%
Kweichow Moutai Co. Ltd. Class A	8,781	1,766,286

Interactive Media & Services 1.46%
Tencent Holdings Ltd.	60,433	4,908,833

Marine Transportation 1.84%
SITC International Holdings Co. Ltd.	1,677,113	6,177,037

Textiles, Apparel & Luxury Goods 1.58%
ANTA Sports Products Ltd.	508,800	5,310,920
Total China		18,163,076
Investments	Shares	U.S. $ Fair Value
France 5.94%

Aerospace & Defense 1.12%
Safran SA	10,614	$3,771,349

Beverages 0.26%
Pernod Ricard SA	8,875	869,222

Building Products 0.38%
Cie de Saint-Gobain SA	13,104	1,271,900

Construction & Engineering 1.82%
Eiffage SA	49,664	6,111,143

Oil, Gas & Consumable Fuels 1.18%
Gaztransport Et Technigaz SA	20,028	3,966,143

Textiles, Apparel & Luxury Goods 1.18%
Kering SA	4,863	1,726,933
LVMH Moet Hennessy Louis Vuitton SE	3,187	2,252,644
		3,979,577
Total France		19,969,334

India 0.08%

Commercial Services & Supplies
CMS Info Systems Ltd.	65,701	274,650

Ireland 0.74%

Trading Companies & Distributors
AerCap Holdings NV	19,121	2,490,319

Italy 1.69%

Passenger Airlines
Ryanair Holdings PLC	187,774	5,684,973

Japan 3.98%

Building Products 0.25%
Sanwa Holdings Corp.	31,159	849,759

Electrical Equipment 1.58%
Fuji Electric Co. Ltd.	74,122	5,293,894

12	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Entertainment 0.49%
Nintendo Co. Ltd.	19,361	$1,651,298

Health Care Equipment & Supplies 0.50%
Hoya Corp.	10,400	1,689,293

Information Technology Services 0.21%
Obic Co. Ltd.	22,400	694,872

Specialty Retail 0.95%
USS Co. Ltd.	288,900	3,188,842
Total Japan		13,367,958

Mexico 1.51%

Banks
Grupo Financiero Banorte SAB de CV Class O	539,165	5,074,306

Peru 1.56%

Banks
Intercorp Financial Services, Inc.	122,057	5,252,113

Singapore 3.12%

Banks 1.60%
DBS Group Holdings Ltd.	129,800	5,374,045

Broadline Retail 1.52%
Sea Ltd. ADR*	32,581	5,090,781
Total Singapore		10,464,826

Spain 1.20%

Electric: Utilities
Iberdrola SA	198,271	4,018,208

Sweden 0.32%

Machinery
Volvo AB Class B	39,710	1,087,857
Investments	Shares	U.S. $ Fair Value
Switzerland 1.41%

Building Products 0.40%
Belimo Holding AG Registered Shares	1,238	$1,335,732

Capital Markets 0.88%
Partners Group Holding AG	2,414	2,956,225

Health Care Equipment & Supplies 0.13%
Straumann Holding AG Registered Shares	3,632	456,549
Total Switzerland		4,748,506

Taiwan 7.54%

Communications Equipment 2.01%
Accton Technology Corp.	194,000	6,746,679

Semiconductors & Semiconductor Equipment 3.14%
Realtek Semiconductor Corp.	128,537	2,146,395
Taiwan Semiconductor Manufacturing Co. Ltd.	174,036	8,416,323
		10,562,718

Technology Hardware, Storage & Peripherals 2.39%
Asia Vital Components Co. Ltd.	175,000	8,011,613
Total Taiwan		25,321,010

United Arab Emirates 1.04%

Banks
Abu Dhabi Islamic Bank PJSC	607,287	3,489,548

United Kingdom 3.92%

Household Durables 1.21%
Persimmon PLC	256,854	4,082,209

Personal Care Products 0.61%
Unilever PLC	33,923	2,035,527

Tobacco 1.20%
Imperial Brands PLC	101,720	4,041,772

See Notes to Financial Statements.	13

Schedule of Investments (continued)

GLOBAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Trading Companies & Distributors 0.90%
Ashtead Group PLC	45,285	$3,024,801
Total United Kingdom		13,184,309

United States 52.82%

Aerospace & Defense 0.81%
L3Harris Technologies, Inc.	7,057	2,040,179
TransDigm Group, Inc.	533	697,436
		2,737,615

Banks 2.75%
East West Bancorp, Inc.	48,721	4,950,053
JPMorgan Chase & Co.	13,832	4,303,412
		9,253,465

Biotechnology 1.41%
AbbVie, Inc.	21,705	4,732,558

Broadline Retail 4.06%
Amazon.com, Inc.*	55,797	13,626,743

Building Products 0.10%
Builders FirstSource, Inc.*	2,842	330,155

Capital Markets 2.72%
Ameriprise Financial, Inc.	2,898	1,312,128
Charles Schwab Corp.	49,189	4,649,344
Moody’s Corp.	2,314	1,111,414
SEI Investments Co.	25,630	2,066,034
		9,138,920

Construction Materials 0.48%
CRH PLC	13,420	1,598,322

Distributors 0.23%
Pool Corp.	2,883	769,934

Electrical Equipment 1.58%
NEXTracker, Inc. Class A*	52,469	5,310,912

Electronic Equipment, Instruments & Components 0.85%
Amphenol Corp. Class A	20,609	2,871,658
Investments	Shares	U.S. $ Fair Value
United States (continued)

Entertainment 0.67%
Netflix, Inc.*	2,009	$2,247,790

Financial Services 0.89%
Fiserv, Inc.*	5,371	358,192
Visa, Inc. Class A	7,762	2,644,824
		3,003,016
Ground Transportation 1.83%
Uber Technologies, Inc.*	63,748	6,151,682

Health Care Equipment & Supplies 1.54%
Dexcom, Inc.*	35,093	2,043,114
IDEXX Laboratories, Inc.*	4,953	3,117,963
		5,161,077

Health Care Providers & Services 0.94%
McKesson Corp.	3,893	3,158,547

Health Care Technology 0.46%
Veeva Systems, Inc. Class A*	5,361	1,561,123

Hotels, Restaurants & Leisure 0.52%
Domino’s Pizza, Inc.	4,356	1,735,692

Information Technology Services 0.22%
Accenture PLC Class A	2,899	725,040

Insurance 0.61%
Aon PLC Class A	5,092	1,734,743
Progressive Corp.	1,548	318,888
		2,053,631

Interactive Media & Services 6.32%
Alphabet, Inc. Class A	55,426	15,585,237
Meta Platforms, Inc. Class A	8,719	5,652,964
		21,238,201

Life Sciences Tools & Services 1.22%
Thermo Fisher Scientific, Inc.	7,234	4,104,499

Oil, Gas & Consumable Fuels 0.86%
Cheniere Energy, Inc.	13,712	2,906,944

14	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Pharmaceuticals 1.52%
Johnson & Johnson	27,117	$5,121,588

Professional Services 0.26%
Booz Allen Hamilton Holding Corp.	9,854	858,875

Semiconductors & Semiconductor Equipment 9.08%
Broadcom, Inc.	22,285	8,237,204
KLA Corp.	2,382	2,879,219
NVIDIA Corp.	95,816	19,401,782
		30,518,205

Software 7.85%
Adobe, Inc.*	9,900	3,369,069
Datadog, Inc. Class A*	28,839	4,695,278
Intuit, Inc.	3,017	2,013,998
Microsoft Corp.	26,778	13,865,916
Salesforce, Inc.	9,313	2,425,198
		26,369,459

Specialty Retail 3.04%
Carvana Co.*	9,169	2,810,665
Lowe’s Cos., Inc.	7,378	1,756,923
Ulta Beauty, Inc.*	10,838	5,634,460
		10,202,048
Total United States		177,487,699
Total Common Stocks (cost $281,857,382)		329,717,592
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.97%

Repurchase Agreements 1.97%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $6,940,900 of U.S. Treasury Note at 1.250% due 12/31/2026; value: $6,776,097; proceeds: $6,645,062 (cost $6,643,124)	$6,643,124	$6,643,124
Total Investments in Securities 100.10% (cost $288,500,506)		336,360,716
Other Assets and Liabilities – Net (0.10)%		(351,484)
Net Assets 100.00%		$336,009,232

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $5,019,729, which represents 1.49% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	15

Schedule of Investments (concluded)

GLOBAL EQUITY FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$2,591,194	$–	$2,591,194
Austria	–	5,019,729	–	5,019,729
Brazil	4,728,992	–	–	4,728,992
Canada	7,298,985	–	–	7,298,985
China	6,177,037	11,986,039	–	18,163,076
France	–	19,969,334	–	19,969,334
India	–	274,650	–	274,650
Ireland	2,490,319	–	–	2,490,319
Italy	–	5,684,973	–	5,684,973
Japan	–	13,367,958	–	13,367,958
Mexico	5,074,306	–	–	5,074,306
Peru	5,252,113	–	–	5,252,113
Singapore	5,090,781	5,374,045	–	10,464,826
Spain	–	4,018,208	–	4,018,208
Sweden	–	1,087,857	–	1,087,857
Switzerland	–	4,748,506	–	4,748,506
Taiwan	–	25,321,010	–	25,321,010
United Arab Emirates	–	3,489,548	–	3,489,548
United Kingdom	–	13,184,309	–	13,184,309
United States	177,487,699	–	–	177,487,699
Short-Term Investments
Repurchase Agreements	–	6,643,124	–	6,643,124
Total	$213,600,232	$122,760,484	$–	$336,360,716

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments

GROWTH LEADERS FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.29%
COMMON STOCKS 98.29%

Aerospace & Defense 5.40%
Axon Enterprise, Inc.*	215,477	$157,778,724
General Electric Co.	516,462	159,560,935
Howmet Aerospace, Inc.	327,491	67,446,771
TransDigm Group, Inc.	49,812	65,179,500
Total		449,965,930

Automobiles 1.05%
Tesla, Inc.*	191,809	87,572,317

Biotechnology 5.56%
Argenx SE ADR*	144,856	118,564,636
Insmed, Inc.*	972,013	184,293,665
Natera, Inc.*	808,718	160,878,272
Total		463,736,573

Broadline Retail 8.66%
Amazon.com, Inc.*	1,922,125	469,421,367
MercadoLibre, Inc. (Uruguay)*(a)	62,926	146,445,163
Sea Ltd. ADR*	679,401	106,156,406
Total		722,022,936

Capital Markets 3.24%
Evercore, Inc. Class A	247,637	72,943,955
Robinhood Markets, Inc. Class A*	1,342,827	197,100,147
Total		270,044,102

Communications Equipment 3.49%
Arista Networks, Inc.*	1,843,703	290,733,526

Construction & Engineering 3.35%
Comfort Systems USA, Inc.	136,686	131,981,268
EMCOR Group, Inc.	218,426	147,607,922
Total		279,589,190

Electrical Equipment 0.85%
Vertiv Holdings Co. Class A	367,332	70,843,650
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 1.35%
Amphenol Corp. Class A	807,766	$112,554,114

Entertainment 5.52%
Live Nation Entertainment, Inc.*	350,187	52,363,462
Netflix, Inc.*	159,316	178,252,300
ROBLOX Corp. Class A*	456,365	51,897,828
Spotify Technology SA (Sweden)*(a)	204,942	134,302,591
Take-Two Interactive Software, Inc.*	168,196	43,120,409
Total		459,936,590

Financial Services 2.17%
Affirm Holdings, Inc.*	1,084,705	77,968,595
Toast, Inc. Class A*	1,682,988	60,823,186
Visa, Inc. Class A	122,498	41,739,969
Total		180,531,750

Ground Transportation 1.36%
Uber Technologies, Inc.*	1,177,964	113,673,526

Health Care Equipment & Supplies 0.96%
Intuitive Surgical, Inc.*	149,986	80,134,520

Hotels, Restaurants & Leisure 2.87%
Booking Holdings, Inc.	13,595	69,031,876
DoorDash, Inc. Class A*	667,406	169,768,064
Total		238,799,940

Information Technology Services 6.41%
Cloudflare, Inc. Class A*	749,744	189,910,155
Shopify, Inc. Class A (Canada)*(a)	1,302,253	226,409,707
Snowflake, Inc.*	428,484	117,781,682
Total		534,101,544

Interactive Media & Services 8.72%
Alphabet, Inc. Class A	1,273,731	358,160,420
Meta Platforms, Inc. Class A	402,181	260,754,051
Reddit, Inc. Class A*	517,945	108,224,608
Total		727,139,079

See Notes to Financial Statements.	17

Schedule of Investments (continued)

GROWTH LEADERS FUND October 31, 2025

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 18.04%
Advanced Micro Devices, Inc.*	437,544	$112,063,769
Astera Labs, Inc.*	581,941	108,636,746
Broadcom, Inc.	802,424	296,599,983
NVIDIA Corp.	4,872,053	986,542,012
Total		1,503,842,510

Software 14.66%
AppLovin Corp. Class A*	230,919	147,171,606
Cadence Design Systems, Inc.*	221,954	75,173,600
Crowdstrike Holdings, Inc. Class A*	286,968	155,826,494
Guidewire Software, Inc.*	447,335	104,515,350
Microsoft Corp.	737,619	381,946,494
Oracle Corp.	623,324	163,691,116
Palantir Technologies, Inc. Class A*	965,526	193,558,997
Total		1,221,883,657

Specialty Retail 1.82%
Carvana Co.*	493,419	151,252,660

Technology Hardware, Storage & Peripherals 2.81%
Apple, Inc.	866,379	234,242,890
Total Common Stocks (cost $4,418,149,589)		8,192,601,004
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.94%

Repurchase Agreements 1.94%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $124,071,100 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $164,753,640; proceeds: $161,570,185 (cost $161,523,074)	$161,523,074	$161,523,074
Total Investments in Securities 100.23% (cost $4,579,672,663)		8,354,124,078
Other Assets and Liabilities – Net (0.23)%		(19,139,683)
Net Assets 100.00%		$8,334,984,395

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Financial Statements.

Schedule of Investments (concluded)

GROWTH LEADERS FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$8,192,601,004	$–	$–	$8,192,601,004
Short-Term Investments
Repurchase Agreements	–	161,523,074	–	161,523,074
Total	$8,192,601,004	$161,523,074	$–	$8,354,124,078

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	19

Schedule of Investments

HEALTH CARE FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.69%
COMMON STOCKS 97.69%

Australia 0.59%

Health Care Technology
Pro Medicus Ltd.	291	$49,966

Belgium 1.96%

Pharmaceuticals
UCB SA	644	165,599

Denmark 1.48%

Biotechnology
Ascendis Pharma AS ADR*	621	125,194

France 5.28%

Biotechnology 1.78%
Abivax SA ADR*	1,474	150,967

Health Care Equipment & Supplies 3.50%
BioMerieux	543	69,911
EssilorLuxottica SA	616	225,591
		295,502
Total France		446,469

Israel 0.72%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR*	2,957	60,559

Netherlands 6.67%

Biotechnology
Argenx SE*	406	332,262
Newamsterdam Pharma Co. NV*	1,243	47,172
uniQure NV*	2,722	184,252
		563,686
Spain 0.44%

Biotechnology
Pharma Mar SA*	443	37,454
Investments	Shares	U.S. $ Fair Value
Switzerland 3.26%

Life Sciences Tools & Services 1.73%
Lonza Group AG Registered Shares	212	$146,393

Pharmaceuticals 1.53%
Galderma Group AG	695	129,070
Total Switzerland		275,463

United Kingdom 3.36%

Pharmaceuticals
AstraZeneca PLC	1,724	284,371

United States 73.93%

Biotechnology 29.92%
AbbVie, Inc.	667	145,433
Alnylam Pharmaceuticals, Inc.*	323	147,301
Arcellx, Inc.*	1,630	147,107
BeOne Medicines Ltd. Class H*	2,274	54,672
Bridgebio Pharma, Inc.*	2,278	142,694
Celcuity, Inc.*	1,169	90,200
CG oncology, Inc.*	976	42,232
Cidara Therapeutics, Inc.*	1,669	182,322
Dyne Therapeutics, Inc.*	1,795	40,531
Gilead Sciences, Inc.	2,551	305,584
Insmed, Inc.*	795	150,732
Madrigal Pharmaceuticals, Inc.*	315	131,954
Mineralys Therapeutics, Inc.*	1,435	58,634
Mirum Pharmaceuticals, Inc.*	1,651	119,945
Natera, Inc.*	1,151	228,968
Neurocrine Biosciences, Inc.*	428	61,294
Nuvalent, Inc. Class A*	520	51,646
ORIC Pharmaceuticals, Inc.*	3,130	41,191
PTC Therapeutics, Inc.*	1,091	74,526
Revolution Medicines, Inc.*	862	50,720
Rhythm Pharmaceuticals, Inc.*	942	107,162
Soleno Therapeutics, Inc.*	740	49,698
United Therapeutics Corp.*	234	104,231
		2,528,777

20	See Notes to Financial Statements.

Schedule of Investments (continued)

HEALTH CARE FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Equipment & Supplies 13.20%
Abbott Laboratories	816	$100,874
Boston Scientific Corp.*	1,687	169,915
Edwards Lifesciences Corp.*	758	62,497
IDEXX Laboratories, Inc.*	166	104,499
Insulet Corp.*	453	141,793
Intuitive Surgical, Inc.*	378	201,958
iRhythm Technologies, Inc.*	497	93,088
Penumbra, Inc.*	326	74,122
Stryker Corp.	350	124,684
TransMedics Group, Inc.*	320	42,093
		1,115,523

Health Care Providers & Services 11.95%
Cencora, Inc.	681	230,049
CVS Health Corp.	2,320	181,308
Encompass Health Corp.	968	110,207
GeneDx Holdings Corp.*	948	129,791
Guardant Health, Inc.*	2,459	228,736
Hinge Health, Inc. Class A*	1,788	88,971
RadNet, Inc.*	542	41,186
		1,010,248

Health Care Technology 3.45%
Doximity, Inc. Class A*	1,328	87,648
HeartFlow, Inc.*	2,360	87,698
Veeva Systems, Inc. Class A*	400	116,480
		291,826

Life Sciences Tools & Services 2.44%
Adaptive Biotechnologies Corp.*	4,406	76,488
Thermo Fisher Scientific, Inc.	228	129,365
		205,853

Pharmaceuticals 12.97%
Eli Lilly & Co.	663	572,076
Johnson & Johnson	635	119,932
Nektar Therapeutics*	673	43,698
Investments	Shares	U.S. $ Fair Value
United States (continued)

Novartis AG Registered Shares	604	$74,752
Tarsus Pharmaceuticals, Inc.*	4,154	285,837
		1,096,295
Total United States		6,248,522
Total Common Stocks (cost $5,551,417)		8,257,283

	Principal Amount

SHORT-TERM INVESTMENTS 2.02%

Repurchase Agreements 2.02%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $178,200 of U.S. Treasury Note at 1.250% due 12/31/2026; value: $174,057; proceeds: $170,518 (cost $170,468)	$170,468	170,468
Total Investments in Securities 99.71% (cost $5,721,885)		8,427,751
Other Assets and Liabilities – Net 0.29%		24,194
Net Assets 100.00%		$8,451,945

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.	21

Schedule of Investments (concluded)

HEALTH CARE FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$49,966	$–	$49,966
Belgium	–	165,599	–	165,599
Denmark	125,194	–	–	125,194
France	150,967	295,502	–	446,469
Israel	60,559	–	–	60,559
Netherlands	231,424	332,262	–	563,686
Spain	–	37,454	–	37,454
Switzerland	–	275,463	–	275,463
United Kingdom	–	284,371	–	284,371
United States	6,119,098	129,424	–	6,248,522
Short-Term Investments
Repurchase Agreements	–	170,468	–	170,468
Total	$6,687,242	$1,740,509	$–	$8,427,751

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

22	See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.17%
COMMON STOCKS 98.17%

Australia 1.19%

Diversified REITS 0.65%
Charter Hall Group	220,686	$3,241,150

Insurance 0.54%
QBE Insurance Group Ltd.	209,661	2,720,262
Total Australia		5,961,412

Austria 2.22%

Banks
BAWAG Group AG†	34,199	4,419,580
Erste Group Bank AG	64,725	6,704,789
		11,124,369

Belgium 0.33%

Pharmaceuticals
UCB SA	6,450	1,658,566

Brazil 1.22%

Broadline Retail 0.71%
MercadoLibre, Inc.*	1,527	3,553,726

Capital Markets 0.51%
B3 SA - Brasil Bolsa Balcao	1,086,500	2,556,732
Total Brazil		6,110,458

Canada 3.07%

Banks 1.15%
Toronto-Dominion Bank	69,871	5,736,940

Broadline Retail 0.54%
Dollarama, Inc.	20,980	2,727,078

Electronic Equipment, Instruments & Components 0.72%
Celestica, Inc.*	10,513	3,621,518
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Oil, Gas & Consumable Fuels 0.66%
Imperial Oil Ltd.	37,240	$3,293,731
Total Canada		15,379,267

China 5.54%

Broadline Retail 2.30%
Alibaba Group Holding Ltd.	542,500	11,543,715

Interactive Media & Services 2.36%
Tencent Holdings Ltd.	145,347	11,806,202

Pharmaceuticals 0.54%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H*(a)	278,200	2,696,248

Technology Hardware, Storage & Peripherals 0.34%
Xiaomi Corp. Class B†*	310,400	1,722,071
Total China		27,768,236

France 10.17%

Aerospace & Defense 0.80%
Safran SA	11,248	3,996,620

Banks 0.94%
Societe Generale SA	74,404	4,718,747

Beverages 0.59%
Pernod Ricard SA	30,184	2,956,236

Building Products 1.27%
Cie de Saint-Gobain SA	65,750	6,381,827

Chemicals 0.81%
Air Liquide SA	20,817	4,028,899

Electrical Equipment 0.67%
Legrand SA	19,543	3,374,836

Health Care Equipment & Supplies 1.63%
BioMerieux	16,009	2,061,168
EssilorLuxottica SA	16,607	6,081,793
		8,142,961

See Notes to Financial Statements.	23

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Insurance 0.65%
AXA SA	75,319	$3,267,971

Oil, Gas & Consumable Fuels 0.76%
TotalEnergies SE	61,208	3,821,523

Personal Care Products 0.76%
L’Oreal SA	9,100	3,797,533

Textiles, Apparel & Luxury Goods 1.29%
Kering SA	5,000	1,775,584
LVMH Moet Hennessy Louis Vuitton SE	6,600	4,665,029
		6,440,613
Total France		50,927,766

Germany 8.12%

Aerospace & Defense 1.22%
Rheinmetall AG	3,118	6,129,315

Construction Materials 1.37%
Heidelberg Materials AG	29,212	6,853,238

Electrical Equipment 1.71%
Siemens Energy AG*	68,705	8,559,633

Health Care Providers & Services 0.50%
Fresenius SE & Co. KGaA	43,511	2,503,751

Industrial Conglomerates 1.05%
Siemens AG	18,556	5,258,719

Insurance 1.25%
Allianz SE Registered Shares	15,597	6,267,523

Software 1.02%
SAP SE	19,682	5,118,744
Total Germany		40,690,923

Greece 0.92%

Banks
Alpha Bank SA	1,170,148	4,587,225
Investments	Shares	U.S. $ Fair Value
Hong Kong 0.59%

Insurance
Prudential PLC	213,786	$2,973,353

Hungary 0.92%

Banks
OTP Bank Nyrt	48,028	4,584,532

India 2.50%

Banks 0.62%
ICICI Bank Ltd. ADR	103,426	3,133,808

Health Care Providers & Services 0.49%
Max Healthcare Institute Ltd.	189,542	2,450,752

Oil, Gas & Consumable Fuels 0.44%
Reliance Industries Ltd.	130,981	2,191,684

Wireless Telecommunication Services 0.95%
Bharti Airtel Ltd.	205,114	4,749,657
Total India		12,525,901

Ireland 1.75%

Banks 1.07%
AIB Group PLC	578,800	5,334,409

Trading Companies & Distributors 0.68%
AerCap Holdings NV	26,229	3,416,065
Total Ireland		8,750,474

Italy 2.55%

Banks 1.30%
UniCredit SpA	87,763	6,498,554

Passenger Airlines 0.53%
Ryanair Holdings PLC	88,809	2,688,747

Textiles, Apparel & Luxury Goods 0.72%
Brunello Cucinelli SpA(a)	35,571	3,605,061
Total Italy		12,792,362

24	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Japan 17.04%

Automobiles 1.01%
Toyota Motor Corp.	249,300	$5,082,510

Banks 1.41%
Mizuho Financial Group, Inc.	111,800	3,744,793
Sumitomo Mitsui Financial Group, Inc.	123,121	3,333,352
		7,078,145
Electrical Equipment 2.33%
Fuji Electric Co. Ltd.	53,200	3,799,616
Fujikura Ltd.	23,000	3,132,003
Mitsubishi Electric Corp.	167,500	4,755,758
		11,687,377

Electronic Equipment, Instruments & Components 0.69%
Murata Manufacturing Co. Ltd.	160,900	3,469,151

Entertainment 1.43%
Nintendo Co. Ltd.	84,000	7,164,351

Health Care Equipment & Supplies 0.93%
Hoya Corp.	28,700	4,661,799

Household Durables 0.71%
Sony Group Corp.	127,500	3,550,821

Industrial Conglomerates 1.73%
Hitachi Ltd.	253,205	8,649,224

Information Technology Services 1.20%
NEC Corp.	165,300	6,003,702

Insurance 0.71%
Sompo Holdings, Inc.	117,600	3,583,914

Machinery 1.83%
Ebara Corp.	95,400	2,544,062
Mitsubishi Heavy Industries Ltd.	219,000	6,611,538
		9,155,600
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Semiconductors & Semiconductor Equipment 0.44%
Disco Corp.	6,600	$2,191,747

Specialty Retail 0.44%
USS Co. Ltd.	197,800	2,183,292

Textiles, Apparel & Luxury Goods 0.66%
Asics Corp.	129,600	3,300,156

Tobacco 1.02%
Japan Tobacco, Inc.	146,400	5,099,534

Trading Companies & Distributors 0.50%
Marubeni Corp.	101,600	2,496,924
Total Japan		85,358,247

Mexico 0.75%

Banks
Grupo Financiero Banorte SAB de CV Class O	397,900	3,744,803

Netherlands 4.13%

Biotechnology 0.77%
Argenx SE ADR*	4,740	3,879,690

Chemicals 0.33%
Akzo Nobel NV	24,786	1,637,986

Insurance 1.41%
NN Group NV	102,852	7,038,661

Semiconductors & Semiconductor Equipment 1.62%
ASML Holding NV	7,685	8,125,422
Total Netherlands		20,681,759

Peru 0.94%

Banks
Credicorp Ltd.	17,996	4,696,956

Singapore 1.01%

Banks
DBS Group Holdings Ltd.	122,100	5,055,246

See Notes to Financial Statements.	25

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
South Korea 4.26%

Aerospace & Defense 0.95%
Hanwha Aerospace Co. Ltd.	6,938	$4,758,945

Banks 0.69%
KB Financial Group, Inc.	42,377	3,459,386

Technology Hardware, Storage & Peripherals 2.00%
Samsung Electronics Co. Ltd.	133,289	10,033,487

Tobacco 0.62%
KT&G Corp.	32,974	3,103,243
Total South Korea		21,355,061

Spain 3.30%

Banks 1.38%
Banco Bilbao Vizcaya Argentaria SA	341,891	6,887,761

Electric: Utilities 1.40%
Iberdrola SA	346,930	7,030,967

Information Technology Services 0.52%
Indra Sistemas SA	47,232	2,612,752
Total Spain		16,531,480

Sweden 0.50%

Machinery
Sandvik AB	82,000	2,479,637

Switzerland 3.07%

Building Products 0.51%
Belimo Holding AG Registered Shares	2,339	2,523,650

Chemicals 0.47%
Givaudan SA	575	2,355,572

Electrical Equipment 1.20%
ABB Ltd. Registered Shares	80,774	6,005,346
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Textiles, Apparel & Luxury Goods 0.89%
Cie Financiere Richemont SA Class A	22,576	$4,465,659
Total Switzerland		15,350,227

Taiwan 6.63%

Communications Equipment 0.35%
Accton Technology Corp.	50,000	1,738,835

Electronic Equipment, Instruments & Components 0.71%
Delta Electronics, Inc.	111,000	3,570,189

Semiconductors & Semiconductor Equipment 4.91%
Taiwan Semiconductor Manufacturing Co. Ltd.	508,714	24,601,239

Technology Hardware, Storage & Peripherals 0.66%
Asia Vital Components Co. Ltd.	72,000	3,296,207
Total Taiwan		33,206,470

United Kingdom 4.95%

Aerospace & Defense 0.51%
Babcock International Group PLC	160,474	2,562,613

Banks 0.92%
NatWest Group PLC	600,723	4,624,674

Capital Markets 0.64%
St. James’s Place PLC	188,484	3,215,922

Personal Care Products 0.81%
Unilever PLC	67,178	4,030,970

Pharmaceuticals 1.11%
AstraZeneca PLC	33,653	5,551,013

Tobacco 0.96%
Imperial Brands PLC	120,716	4,796,564
Total United Kingdom		24,781,756

26	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
United States 10.50%

Construction Materials 2.66%
CRH PLC	47,026	$5,555,673
Holcim AG	87,411	7,770,943
		13,326,616

Electrical Equipment 1.82%
Schneider Electric SE	32,008	9,120,032

Entertainment 0.94%
Spotify Technology SA*	7,158	4,690,781

Food Products 0.85%
Nestle SA Registered Shares	44,463	4,248,370

Interactive Media & Services 0.68%
Meta Platforms, Inc. Class A	5,283	3,425,233

Oil, Gas & Consumable Fuels 1.45%
Shell PLC	193,297	7,246,590

Pharmaceuticals 1.18%
Novartis AG Registered Shares	48,006	5,941,302

Semiconductors & Semiconductor Equipment 0.92%
Broadcom, Inc.	12,446	4,600,415
Total United States		52,599,339
Total Common Stocks (cost $366,244,070)		491,675,825
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.99%

Repurchase Agreements 1.37%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $5,271,200 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $6,999,645; proceeds: $6,864,327 (cost $6,862,326)	$6,862,326	$6,862,326

Time Deposits 0.06%
CitiBank N.A.(b) (cost $311,598)	311,598	311,598

	Shares

Money Market Funds 0.56%
Fidelity Government Portfolio(b) (cost $2,804,383)	2,804,383	2,804,383
Total Short-Term Investments (cost $9,978,307)		9,978,307
Total Investments in Securities 100.16% (cost $376,222,377)		501,654,132
Other Assets and Liabilities – Net (0.16)%		(815,307)
Net Assets 100.00%		$500,838,825

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $6,141,651, which represents 1.23% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	27

Schedule of Investments (concluded)

INTERNATIONAL EQUITY FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$5,961,412	$–	$5,961,412
Austria	–	11,124,369	–	11,124,369
Belgium	–	1,658,566	–	1,658,566
Brazil	6,110,458	–	–	6,110,458
Canada	15,379,267	–	–	15,379,267
China	–	27,768,236	–	27,768,236
France	–	50,927,766	–	50,927,766
Germany	–	40,690,923	–	40,690,923
Greece	–	4,587,225	–	4,587,225
Hong Kong	–	2,973,353	–	2,973,353
Hungary	–	4,584,532	–	4,584,532
India	5,584,560	6,941,341	–	12,525,901
Ireland	3,416,065	5,334,409	–	8,750,474
Italy	–	12,792,362	–	12,792,362
Japan	–	85,358,247	–	85,358,247
Mexico	3,744,803	–	–	3,744,803
Netherlands	3,879,690	16,802,069	–	20,681,759
Peru	4,696,956	–	–	4,696,956
Singapore	–	5,055,246	–	5,055,246
South Korea	–	21,355,061	–	21,355,061
Spain	–	16,531,480	–	16,531,480
Sweden	–	2,479,637	–	2,479,637
Switzerland	–	15,350,227	–	15,350,227
Taiwan	–	33,206,470	–	33,206,470
United Kingdom	–	24,781,756	–	24,781,756
United States	12,716,429	39,882,910	–	52,599,339
Short-Term Investments
Repurchase Agreements	–	6,862,326	–	6,862,326
Time Deposits	–	311,598	–	311,598
Money Market Funds	2,804,383	–	–	2,804,383
Total	$58,332,611	$443,321,521	$–	$501,654,132

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

28	See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL OPPORTUNITIES FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.72%
COMMON STOCKS 97.70%

Australia 4.20%

Diversified REITS 1.11%
Charter Hall Group	240,000	$3,524,809

Insurance 0.56%
Steadfast Group Ltd.	485,000	1,776,707

Metals & Mining 0.63%
Imdex Ltd.	900,000	2,023,271

Professional Services 1.52%
ALS Ltd.	340,000	4,825,521

Software 0.38%
IREN Ltd.*(a)	20,000	1,215,000
Total Australia		13,365,308

Austria 1.49%

Banks 1.19%
BAWAG Group AG†	29,376	3,796,297

Construction Materials 0.30%
Wienerberger AG	32,000	949,909
Total Austria		4,746,206

Belgium 0.53%

Health Care REITS Aedifica SA	23,000	1,679,654

Canada 11.83%

Capital Markets 0.89%
TMX Group Ltd.	77,000	2,839,977

Consumer Staples Distribution & Retail 0.74%
North West Co., Inc.	72,800	2,361,698

Gas Utilities 1.03%
Brookfield Infrastructure Corp. Class A	71,989	3,261,845
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Metals & Mining 4.64%
Alamos Gold, Inc. Class A	158,929	$4,899,711
Capstone Copper Corp.*	611,100	5,455,044
DPM Metals, Inc.	205,000	4,384,871
		14,739,626
Oil, Gas & Consumable Fuels 1.95%
Parkland Corp.	134,000	3,817,789
Topaz Energy Corp.	134,000	2,378,953
		6,196,742
Retail REITS 1.27%
First Capital Real Estate Investment Trust	300,200	4,026,068

Trading Companies & Distributors 1.31%
Finning International, Inc.	77,000	4,164,165
Total Canada		37,590,121

China 0.43%

Textiles, Apparel & Luxury Goods
Xtep International Holdings Ltd.	1,900,000	1,375,819

France 7.46%

Aerospace & Defense 1.34%
LISI SA	73,000	4,275,975

Biotechnology 1.24%
Abivax SA ADR*	38,500	3,943,170

Commercial Services & Supplies 0.86%
Elis SA	98,000	2,729,216

Electronic Equipment, Instruments & Components 0.50%
VusionGroup	5,700	1,584,321

Energy Equipment & Services 0.56%
Technip Energies NV	44,000	1,787,898

See Notes to Financial Statements.	29

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Hotels, Restaurants & Leisure 0.51%
Cie des Alpes	70,000	$1,605,841

Household Durables 0.84%
Kaufman & Broad SA	79,000	2,658,516

Information Technology Services 0.29%
Sopra Steria Group	5,900	918,313

Oil, Gas & Consumable Fuels 0.77%
Gaztransport Et Technigaz SA	12,349	2,445,472

Software 0.55%
Planisware SA	74,781	1,757,265
Total France		23,705,987

Germany 8.62%

Capital Markets 1.09%
flatexDEGIRO AG	91,000	3,451,808

Chemicals 0.93%
AlzChem Group AG	15,400	2,966,846

Electrical Equipment 1.02%
Pfisterer Holding SE*	38,500	3,257,274

Information Technology Services 0.29%
IONOS Group SE*	26,000	923,421

Interactive Media & Services 0.27%
Scout24 SE†	7,500	867,347

Machinery 1.94%
Deutz AG	210,000	2,081,494
RENK Group AG	53,500	4,073,290
		6,154,784

Media 0.49%
Stroeer SE & Co. KGaA	35,500	1,553,270

Real Estate Management & Development 1.11%
TAG Immobilien AG	212,433	3,526,582
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Software 0.91%
Innoscripta SE*	21,500	$2,889,578

Wireless Telecommunication Services 0.57%
Freenet AG	58,579	1,821,681
Total Germany		27,412,591

Greece 1.25%

Banks
Alpha Bank SA	1,012,221	3,968,118

Hong Kong 1.78%

Hotels, Restaurants & Leisure 0.77%
Melco Resorts & Entertainment Ltd. ADR*	300,000	2,460,000

Semiconductors & Semiconductor Equipment 1.01%
ASMPT Ltd.	303,200	3,191,418
Total Hong Kong		5,651,418

Ireland 0.79%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	337,534	2,505,537

Israel 1.79%

Capital Markets
Tel Aviv Stock Exchange Ltd.	244,657	5,695,371

Italy 5.07%

Aerospace & Defense 0.84%
Avio SpA(a)	61,500	2,665,147

Automobile Components 0.93%
Pirelli & C SpA†	420,000	2,948,418

Health Care Equipment & Supplies 0.29%
DiaSorin SpA	10,500	930,017

Hotels, Restaurants & Leisure 0.41%
Lottomatica Group SpA	52,833	1,302,764

30	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Leisure Products 0.91%
Technogym SpA†	160,000	$2,898,089

Machinery 0.75%
Interpump Group SpA	46,000	2,374,075

Textiles, Apparel & Luxury Goods 0.94%
Brunello Cucinelli SpA(a)	29,666	3,006,599
Total Italy		16,125,109

Japan 19.71%
Banks 0.87%
Mebuki Financial Group, Inc.	445,000	2,776,627

Beverages 1.18%
Coca-Cola Bottlers Japan Holdings, Inc.	235,000	3,760,701

Chemicals 0.79%
Aica Kogyo Co. Ltd.	59,100	1,391,758
Kansai Paint Co. Ltd.	69,000	1,107,478
		2,499,236

Commercial Services & Supplies 1.68%
Daiei Kankyo Co. Ltd.	135,000	3,002,331
Japan Elevator Service Holdings Co. Ltd.	198,000	2,330,882
		5,333,213

Electrical Equipment 1.13%
Furukawa Electric Co. Ltd.	50,500	3,574,675

Electronic Equipment, Instruments & Components 2.09%
Azbil Corp.	375,400	3,700,462
Taiyo Yuden Co. Ltd.	104,000	2,953,787
		6,654,249

Food Products 1.10%
Kewpie Corp.	126,000	3,492,778
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Information Technology Services 1.75%
NS Solutions Corp.	91,476	$2,304,905
Simplex Holdings, Inc.	117,100	3,265,179
		5,570,084
Machinery 3.42%
DMG Mori Co. Ltd.	77,400	1,200,431
Japan Steel Works Ltd.	54,500	3,569,378
Organo Corp.	71,200	6,110,325
		10,880,134

Real Estate Management & Development 0.93%
Tokyu Fudosan Holdings Corp.	367,800	2,963,985

Semiconductors & Semiconductor Equipment 1.34%
Kokusai Electric Corp.	84,000	3,069,480
SUMCO Corp.	117,000	1,192,326
		4,261,806

Software 0.80%
OBIC Business Consultants Co. Ltd.	44,600	2,552,473

Specialty Retail 1.50%
JINS Holdings, Inc.	50,700	2,559,509
USS Co. Ltd.	200,000	2,207,575
		4,767,084

Wireless Telecommunication Services 1.13%
Okinawa Cellular Telephone Co.	214,400	3,574,185
Total Japan		62,661,230

Mexico 1.63%

Capital Markets 0.63%
Bolsa Mexicana de Valores SAB de CV	1,050,000	2,004,091

Consumer Finance 1.00%
Gentera SAB de CV	1,332,820	3,170,904
Total Mexico		5,174,995

See Notes to Financial Statements.	31

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Netherlands 2.95%

Biotechnology 1.09%
uniQure NV*	51,000	$3,452,190

Insurance 0.50%
ASR Nederland NV	24,000	1,601,727

Professional Services 0.55%
Arcadis NV	36,500	1,743,122

Semiconductors & Semiconductor Equipment 0.81%
BE Semiconductor Industries NV	15,183	2,588,642
Total Netherlands		9,385,681

New Zealand 0.93%

Transportation Infrastructure
Port of Tauranga Ltd.	655,000	2,948,583

Peru 1.68%

Banks
Intercorp Financial Services, Inc.	124,356	5,351,039

South Africa 0.72%

Software
Optasia Group*	2,090,909	2,291,407

South Korea 0.85%

Banks
BNK Financial Group, Inc.	280,000	2,710,608

Spain 2.27%

Air Freight & Logistics 1.11%
Logista Integral SA	106,000	3,532,684

Banks 0.30%
Unicaja Banco SA†	355,000	958,433

Containers & Packaging 0.22%
Vidrala SA	7,250	690,606
Investments	Shares	U.S. $ Fair Value
Spain (continued)

Machinery 0.64%
Fluidra SA	70,000	$2,026,820
Total Spain		7,208,543

Sweden 0.58%

Commercial Services & Supplies
Loomis AB	45,468	1,831,698

Switzerland 5.48%

Building Products 2.35%
Belimo Holding AG Registered Shares	3,450	3,722,357
dormakaba Holding AG	44,000	3,758,336
		7,480,693

Capital Markets 1.21%
EFG International AG	185,000	3,857,785

Electrical Equipment 1.00%
Huber & Suhner AG	17,300	3,168,437

Health Care Equipment & Supplies 0.92%
Medacta Group SA†	15,800	2,927,469
Total Switzerland		17,434,384

Taiwan 2.40%

Electronic Equipment, Instruments & Components 1.44%
Chroma ATE, Inc.	173,000	4,580,467

Semiconductors & Semiconductor Equipment 0.96%
Realtek Semiconductor Corp.	55,000	918,426
Visual Photonics Epitaxy Co. Ltd.	475,000	2,125,019
		3,043,445
Total Taiwan		7,623,912

32	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2025

Investments	Principal Amount	U.S. $ Fair Value
United Kingdom 13.26%

Aerospace & Defense 1.66%
Chemring Group PLC	701,488	$5,287,996

Banks 0.64%
Shawbrook Group PLC†*	395,830	2,033,207

Biotechnology 0.59%
Genus PLC	58,500	1,890,545

Capital Markets 1.42%
St. James’s Place PLC	265,000	4,521,441

Construction & Engineering 0.50%
Renew Holdings PLC	130,000	1,581,432

Construction Materials 0.47%
Breedon Group PLC	329,923	1,493,564

Food Products 1.57%
Cranswick PLC	48,000	3,113,986
Premier Foods PLC	781,913	1,873,611
		4,987,597
Household Durables 0.38%
Persimmon PLC	75,000	1,191,983

Insurance 0.90%
Lancashire Holdings Ltd.	324,653	2,850,849

Machinery 1.37%
Rotork PLC	965,000	4,344,289

Pharmaceuticals 0.66%
Hikma Pharmaceuticals PLC	87,264	2,110,872

Specialized REITS 1.13%
Big Yellow Group PLC	245,247	3,587,202
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Trading Companies & Distributors 1.97%
Ashtead Technology Holdings PLC(a)	160,000	$688,645
Diploma PLC	52,500	3,873,082
Howden Joinery Group PLC	150,000	1,703,679
		6,265,406
Total United Kingdom		42,146,383
Total Common Stocks (cost $253,918,607)		310,589,702

RIGHTS 0.02%

Spain 0.02%

Containers & Packaging 0.02%
Vidrala SA*	15,821	74,768
Total Rights (cost $41,899)		74,768
Total Long-Term Investments (cost $253,960,506)		310,664,470

	Principal Amount

SHORT-TERM INVESTMENTS 5.16%

Repurchase Agreements 3.46%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $10,993,200 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $11,214,664; proceeds: $10,997,913 (cost $10,994,706)	$10,994,706	10,994,706

Time Deposits 0.17%
CitiBank N.A.(b) (cost $541,475)	541,475	541,475

See Notes to Financial Statements.	33

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Money Market Funds 1.53%
Fidelity Government Portfolio(b) (cost $4,873,274)	4,873,274	$4,873,274
Total Short-Term Investments (cost $16,409,455)		16,409,455
Total Investments in Securities 102.88% (cost $270,369,961)		327,073,925
Other Assets and Liabilities – Net (2.88)%		(9,167,439)
Net Assets 100.00%		$317,906,486

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $16,429,260, which represents 5.17% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

34	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$1,215,000	$12,150,308	$–	$13,365,308
Austria	–	4,746,206	–	4,746,206
Belgium	–	1,679,654	–	1,679,654
Canada	37,590,121	–	–	37,590,121
China	–	1,375,819	–	1,375,819
France	3,943,170	19,762,817	–	23,705,987
Germany	6,146,852	21,265,739	–	27,412,591
Greece	–	3,968,118	–	3,968,118
Hong Kong	2,460,000	3,191,418	–	5,651,418
Ireland	2,505,537	–	–	2,505,537
Israel	–	5,695,371	–	5,695,371
Italy	–	16,125,109	–	16,125,109
Japan	6,052,287	56,608,943	–	62,661,230
Mexico	5,174,995	–	–	5,174,995
Netherlands	5,053,917	4,331,764	–	9,385,681
New Zealand	–	2,948,583	–	2,948,583
Peru	5,351,039	–	–	5,351,039
South Africa	–	2,291,407	–	2,291,407
South Korea	–	2,710,608	–	2,710,608
Spain	–	7,208,543	–	7,208,543
Sweden	–	1,831,698	–	1,831,698
Switzerland	–	17,434,384	–	17,434,384
Taiwan	–	7,623,912	–	7,623,912
United Kingdom	8,872,359	33,274,024	–	42,146,383
Rights	74,768	–	–	74,768
Short-Term Investments
Repurchase Agreements	–	10,994,706	–	10,994,706
Time Deposits	–	541,475	–	541,475
Money Market Funds	4,873,274	–	–	4,873,274
Total	$89,313,319	$237,760,606	$–	$327,073,925

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	35

Schedule of Investments

INTERNATIONAL VALUE FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.42%
COMMON STOCKS 97.42%

Australia 3.70%

Insurance 1.10%
QBE Insurance Group Ltd.	397,050	$5,151,554

Metals & Mining 2.60%
BHP Group Ltd.	427,181	12,178,160
Total Australia		17,329,714

Austria 2.79%

Banks 2.55%
BAWAG Group AG†	24,086	3,112,664
Erste Group Bank AG	85,246	8,830,536
		11,943,200

Construction Materials 0.24%
Wienerberger AG	38,082	1,130,450
Total Austria		13,073,650

Canada 3.85%
Banks 1.71%
Toronto-Dominion Bank	97,355	7,993,585

Oil, Gas & Consumable Fuels 2.14%
Parkland Corp.	136,505	3,889,159
Pembina Pipeline Corp.	161,934	6,126,140
		10,015,299
Total Canada		18,008,884

China 2.18%

Interactive Media & Services 1.13%
Tencent Holdings Ltd.	64,900	5,271,678

Marine Transportation 1.05%
SITC International Holdings Co. Ltd.	1,340,000	4,935,403
Total China		10,207,081
Investments	Shares	U.S. $ Fair Value
France 9.66%

Banks 1.28%
Societe Generale SA	94,671	$6,004,092

Building Products 1.13%
Cie de Saint-Gobain SA	54,641	5,303,565

Construction & Engineering 1.25%
Eiffage SA	47,347	5,826,036

Diversified Telecommunication Services 1.26%
Orange SA	367,984	5,886,406

Gas Utilities 1.22%
Rubis SCA	156,842	5,695,239

Hotels, Restaurants & Leisure 0.20%
Sodexo SA	16,610	919,703

Information Technology Services 0.83%
Capgemini SE	25,370	3,903,058

Insurance 1.61%
AXA SA	174,054	7,551,925

Media 0.88%
Publicis Groupe SA	41,073	4,116,710
Total France		45,206,734

Germany 4.54%

Automobiles 0.68%
Bayerische Motoren Werke AG	34,179	3,187,015

Health Care Providers & Services 2.16%
Fresenius SE & Co. KGaA	175,484	10,097,868

Industrial Conglomerates 1.70%
Siemens AG	28,114	7,967,429
Total Germany		21,252,312

Hong Kong 1.48%

Insurance
Prudential PLC	499,638	6,949,006

36	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL VALUE FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Ireland 3.20%

Banks 1.80%
AIB Group PLC	913,070	$8,415,151

Trading Companies & Distributors 1.40%
AerCap Holdings NV	50,364	6,559,407
Total Ireland		14,974,558

Italy 5.47%

Banks 0.95%
Banca Monte dei Paschi di Siena SpA	505,722	4,435,427

Beverages 0.98%
Coca-Cola HBC AG	101,200	4,592,258

Electric: Utilities 2.10%
Enel SpA	973,557	9,848,266

Passenger Airlines 1.44%
Ryanair Holdings PLC	221,863	6,717,038
Total Italy		25,592,989

Japan 16.90%

Automobiles 2.81%
Subaru Corp.	75,700	1,610,375
Toyota Motor Corp.	565,700	11,532,996
		13,143,371

Banks 3.07%
Mizuho Financial Group, Inc.	205,000	6,866,570

Sumitomo Mitsui Financial Group, Inc.	277,089	7,501,849
		14,368,419

Building Products 0.39%
Sanwa Holdings Corp.	67,400	1,838,113

Electrical Equipment 1.82%
Fuji Electric Co. Ltd.	119,501	8,534,924
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electronic Equipment, Instruments & Components 1.53%
Murata Manufacturing Co. Ltd.	331,951	$7,157,167

Entertainment 0.51%
Nintendo Co. Ltd.	27,800	2,371,059

Industrial Conglomerates 1.29%
Hitachi Ltd.	176,950	6,044,431

Insurance 1.31%
Sompo Holdings, Inc.	201,381	6,137,179

Technology Hardware, Storage & Peripherals 1.53%
FUJIFILM Holdings Corp.	309,600	7,175,502

Trading Companies & Distributors 1.55%
ITOCHU Corp.	97,875	5,669,238
Sumitomo Corp.	53,800	1,565,093
		7,234,331

Wireless Telecommunication Services 1.09%
KDDI Corp.	319,700	5,096,130
Total Japan		79,100,626

Mexico 1.20%

Banks
Grupo Financiero Banorte SAB de CV Class O	596,468	5,613,609

Netherlands 5.56%

Banks 2.20%
ING Groep NV	412,812	10,307,777

Chemicals 1.19%
Akzo Nobel NV	84,064	5,555,381

Insurance 2.17%
NN Group NV	148,658	10,173,388
Total Netherlands		26,036,546

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INTERNATIONAL VALUE FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Singapore 0.49%

Banks
United Overseas Bank Ltd.	86,508	$2,300,892

South Korea 2.95%

Banks 1.13%
KB Financial Group, Inc.	64,504	5,265,693

Technology Hardware, Storage & Peripherals 1.82%
Samsung Electronics Co. Ltd.	113,437	8,539,104
Total South Korea		13,804,797

Spain 3.89%

Banks 1.40%
CaixaBank SA	619,029	6,542,979

Electric: Utilities 1.61%
Iberdrola SA	371,489	7,528,685

Information Technology Services 0.88%
Indra Sistemas SA	74,976	4,147,479
Total Spain		18,219,143

Sweden 1.39%

Commercial Services & Supplies 0.86%
Loomis AB	100,404	4,044,819

Machinery 0.53%
Volvo AB Class B	89,547	2,453,144
Total Sweden		6,497,963

Taiwan 1.23%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	119,514	5,779,657

United Kingdom 15.75%

Banks 5.16%
HSBC Holdings PLC	861,152	12,055,647
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)
Lloyds Banking Group PLC	10,329,225	$12,110,887
		24,166,534

Broadline Retail 0.80%
Next PLC	19,880	3,735,254

Capital Markets 0.93%
St. James’s Place PLC	256,697	4,379,775

Electric: Utilities 1.26%
SSE PLC	234,889	5,917,508

Health Care Equipment & Supplies 1.12%
Smith & Nephew PLC	282,896	5,223,960

Hotels, Restaurants & Leisure 0.64%
Entain PLC	288,404	3,003,929

Household Durables 0.75%
Persimmon PLC	221,446	3,519,466

Personal Care Products 1.76%
Unilever PLC	137,337	8,240,814

Pharmaceuticals 0.95%
Hikma Pharmaceuticals PLC	183,001	4,426,702

Residential REITS 0.25%
UNITE Group PLC	155,408	1,159,222

Tobacco 2.13%
Imperial Brands PLC	250,699	9,961,346
Total United Kingdom		73,734,510

United States 11.19%

Construction Materials 2.28%
CRH PLC	38,753	4,578,297
Holcim AG	68,863	6,122,004
		10,700,301

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL VALUE FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Food Products 1.13%
Nestle SA Registered Shares	55,180	$5,272,363

Oil, Gas & Consumable Fuels 4.51%
BP PLC	999,515	5,855,966
Shell PLC ADR	203,951	15,280,009
		21,135,975

Pharmaceuticals 3.27%
Novartis AG Registered Shares	84,456	10,452,414
Roche Holding AG	14,935	4,837,748
		15,290,162
Total United States		52,398,801
Total Common Stocks (cost $377,326,209)		456,081,472
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.66%

Repurchase Agreements 1.66%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $5,988,200 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $7,951,775; proceeds: $7,798,005 (cost $7,795,731)	$7,795,731	$7,795,731
Total Investments in Securities 99.08% (cost $385,121,940)		463,877,203
Other Assets and Liabilities – Net 0.92%		4,298,367
Net Assets 100.00%		$468,175,570

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $3,112,664, which represents 0.66% of net assets.

See Notes to Financial Statements.	39

Schedule of Investments (concluded)

INTERNATIONAL VALUE FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$17,329,714	$–	$17,329,714
Austria	–	13,073,650	–	13,073,650
Canada	18,008,884	–	–	18,008,884
China	4,935,403	5,271,678	–	10,207,081
France	–	45,206,734	–	45,206,734
Germany	–	21,252,312	–	21,252,312
Hong Kong	–	6,949,006	–	6,949,006
Ireland	6,559,407	8,415,151	–	14,974,558
Italy	–	25,592,989	–	25,592,989
Japan	–	79,100,626	–	79,100,626
Mexico	5,613,609	–	–	5,613,609
Netherlands	–	26,036,546	–	26,036,546
Singapore	–	2,300,892	–	2,300,892
South Korea	–	13,804,797	–	13,804,797
Spain	–	18,219,143	–	18,219,143
Sweden	–	6,497,963	–	6,497,963
Taiwan	–	5,779,657	–	5,779,657
United Kingdom	–	73,734,510	–	73,734,510
United States	15,280,009	37,118,792	–	52,398,801
Short-Term Investments
Repurchase Agreements	–	7,795,731	–	7,795,731
Total	$50,397,312	$413,479,891	$–	$463,877,203

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

40	See Notes to Financial Statements.

Schedule of Investments

MICRO CAP GROWTH FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.12%
COMMON STOCKS 99.12%

Aerospace & Defense 4.71%
Mercury Systems, Inc.*	43,681	$3,381,346
TAT Technologies Ltd. (Israel)*(a)(b)	78,489	3,296,538
VSE Corp.	17,036	3,078,065
Total		9,755,949

Beverages 1.23%
Vita Coco Co., Inc.*	61,836	2,546,406

Biotechnology 17.86%
Arcellx, Inc.*	29,516	2,663,819
Celcuity, Inc.*	42,155	3,252,680
Cidara Therapeutics, Inc.*	41,615	4,546,023
Cogent Biosciences, Inc.*	97,264	1,585,403
Mineralys Therapeutics, Inc.*	37,457	1,530,493
Mirum Pharmaceuticals, Inc.*	66,260	4,813,789
Newamsterdam Pharma Co. NV (Netherlands)*(a)	42,179	1,600,693
ORIC Pharmaceuticals, Inc.*	81,472	1,072,171
Praxis Precision Medicines, Inc.*	9,010	1,790,828
PTC Therapeutics, Inc.*	36,988	2,526,650
Rhythm Pharmaceuticals, Inc.*	42,405	4,823,993
Soleno Therapeutics, Inc.*	17,463	1,172,815
Travere Therapeutics, Inc.*	39,896	1,402,743
uniQure NV (Netherlands)*(a)	62,003	4,196,983
Total		36,979,083

Broadline Retail 1.89%
Pattern Group, Inc. Class A*	221,909	3,912,256

Capital Markets 2.14%
Miami International Holdings, Inc.*(b)	40,653	1,776,536
Investments	Shares	Fair Value
Capital Markets (continued)
Piper Sandler Cos.	8,323	$2,657,201
Total		4,433,737

Chemicals 0.80%
Hawkins, Inc.	11,660	1,653,971

Commercial Services & Supplies 1.18%
CECO Environmental Corp.*	49,872	2,438,242

Communications Equipment 2.85%
Calix, Inc.*	62,254	4,259,419
Gilat Satellite Networks Ltd. (Israel)*(a)	113,362	1,642,615
Total		5,902,034

Construction & Engineering 9.26%
Argan, Inc.	21,049	6,445,414
Legence Corp. Class A*	48,028	1,986,918
Limbach Holdings, Inc.*	25,631	2,421,617
Primoris Services Corp.	32,560	4,607,891
Sterling Infrastructure, Inc.*	9,823	3,712,112
Total		19,173,952

Consumer Finance 1.28%
Dave, Inc.*	11,088	2,653,580

Consumer Staples Distribution & Retail 0.47%
Chefs’ Warehouse, Inc.*	16,455	970,845

Diversified Consumer Services 2.24%
American Public Education, Inc.*	27,476	920,171
Lincoln Educational Services Corp.*	63,378	1,230,801
Universal Technical Institute, Inc.*	83,281	2,475,111
Total		4,626,083

Electrical Equipment 1.41%
Powell Industries, Inc.	7,622	2,922,199

See Notes to Financial Statements.	41

Schedule of Investments (continued)

MICRO CAP GROWTH FUND October 31, 2025

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 6.83%
Arlo Technologies, Inc.*	179,401	$3,469,615
Bel Fuse, Inc. Class B	17,707	2,726,701
nLight, Inc.*	50,943	1,681,629
OSI Systems, Inc.*	12,481	3,475,459
Ouster, Inc.*	83,133	2,773,317
Total		14,126,721

Entertainment 1.18%
IMAX Corp. (Canada)*(a)	39,721	1,290,536
Sphere Entertainment Co.*(b)	16,836	1,152,929
Total		2,443,465

Financial Services 1.49%
Paymentus Holdings, Inc. Class A*	107,869	3,085,053

Food Products 0.54%
Vital Farms, Inc.*	34,191	1,123,174

Health Care Equipment & Supplies 5.54%
Artivion, Inc.*	99,629	4,520,168
Beta Bionics, Inc.*	126,248	3,436,470
Kestra Medical Technologies Ltd.*(b)	56,634	1,550,639
TransMedics Group, Inc.*	14,866	1,955,474
Total		11,462,751

Health Care Providers & Services 3.95%
GeneDx Holdings Corp.*	33,277	4,555,954
Hinge Health, Inc. Class A*	25,680	1,277,837
Omada Health, Inc.*	95,092	2,336,410
Total		8,170,201

Health Care Technology 1.10%
HeartFlow, Inc.*	61,508	2,285,637

Hotels, Restaurants & Leisure 1.62%
Black Rock Coffee Bar, Inc. Class A*	25,588	656,588
Genius Sports Ltd. (United Kingdom)*(a)	134,135	1,510,360
Investments	Shares	Fair Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions Holdings, Inc.*	97,965	$1,181,458
Total		3,348,406

Information Technology Services 2.78%
Applied Digital Corp.*	165,780	5,745,935

Insurance 0.40%
Neptune Insurance Holdings, Inc. Class A*	32,518	835,062

Life Sciences Tools & Services 2.93%
Adaptive Biotechnologies Corp.*	348,934	6,057,494

Machinery 1.27%
Standex International Corp.	11,308	2,637,365

Media 0.47%
MNTN, Inc. Class A*(b)	58,562	970,958

Oil, Gas & Consumable Fuels 2.81%
Centrus Energy Corp. Class A*(b)	15,817	5,812,115

Personal Care Products 0.66%
Oddity Tech Ltd. Class A (Israel)*(a)	30,122	1,363,021

Pharmaceuticals 3.32%
LENZ Therapeutics, Inc.*(b)	32,531	966,821
Tarsus Pharmaceuticals, Inc.*	85,833	5,906,169
Total		6,872,990

Professional Services 4.53%
BlackSky Technology, Inc.*(b)	97,558	2,060,425
Huron Consulting Group, Inc.*	15,122	2,486,662
Innodata, Inc.*(b)	10,845	809,145
Willdan Group, Inc.*	42,482	4,014,974
Total		9,371,206

42	See Notes to Financial Statements.

Schedule of Investments (continued)

MICRO CAP GROWTH FUND October 31, 2025

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 0.94%
Ambarella, Inc.*	22,920	$1,953,472

Software 7.16%
Agilysys, Inc.*	27,059	3,394,822
D-Wave Quantum, Inc. (Canada)*(a)(b)	36,064	1,336,532
Life360, Inc.*	36,944	3,646,742
Red Violet, Inc.	28,860	1,547,762
Terawulf, Inc.*(b)	316,253	4,901,922
Total		14,827,780

Specialty Retail 1.38%
ThredUp, Inc. Class A*	219,560	1,929,932
Warby Parker, Inc. Class A*	47,437	929,291
Total		2,859,223

Trading Companies & Distributors 0.90%
Xometry, Inc. Class A*	38,110	1,855,576
Total Common Stocks (cost $135,416,881)		205,175,942

	Principal Amount

SHORT-TERM INVESTMENTS 9.52%

Repurchase Agreements 1.49%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $2,372,800 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $3,150,945; proceeds: $3,089,843 (cost $3,088,942)	$3,088,942	3,088,942

Time Deposits 0.80%
CitiBank N.A.(c) (cost $1,661,494)	1,661,494	1,661,494
Investments	Shares	Fair Value
Money Market Funds 7.23%
Fidelity Government Portfolio(c) (cost $14,953,446)	14,953,446	$14,953,446
Total Short-Term Investments (cost $19,703,882)		19,703,882
Total Investments in Securities 108.64% (cost $155,120,763)		224,879,824
Other Assets and Liabilities – Net (8.64)%		(17,876,436)
Net Assets 100.00%		$207,003,388

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	43

Schedule of Investments (concluded)

MICRO CAP GROWTH FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$205,175,942	$–	$–	$205,175,942
Short-Term Investments
Repurchase Agreements	–	3,088,942	–	3,088,942
Time Deposits	–	1,661,494	–	1,661,494
Money Market Funds	14,953,446	–	–	14,953,446
Total	$220,129,388	$4,750,436	$–	$224,879,824

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

44	See Notes to Financial Statements.

Schedule of Investments

VALUE OPPORTUNITIES FUND October 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.93%
COMMON STOCKS 99.93%

Aerospace & Defense 2.20%
Curtiss-Wright Corp.	40,170	$23,930,474

Banks 5.16%
East West Bancorp, Inc.	208,563	21,190,001
First BanCorp	871,905	16,993,428
Wintrust Financial Corp.	137,347	17,857,857
Total		56,041,286

Beverages 1.49%
Coca-Cola Consolidated, Inc.	123,918	16,156,429

Biotechnology 1.83%
United Therapeutics Corp.*	44,536	19,837,670

Building Products 4.46%
A.O. Smith Corp.	235,480	15,539,325
Allegion PLC (Ireland)(a)	99,903	16,560,920
Builders FirstSource, Inc.*	140,764	16,352,554
Total		48,452,799

Capital Markets 7.84%
Cboe Global Markets, Inc.	81,803	20,094,089
Moelis & Co. Class A	277,404	17,567,995
SEI Investments Co.	332,631	26,813,385
TPG, Inc.	374,678	20,622,277
Total		85,097,746

Chemicals 1.19%
Avient Corp.	403,212	12,931,009

Commercial Services & Supplies 1.66%
Brady Corp. Class A	237,150	18,002,056

Construction & Engineering 3.43%
AECOM	143,568	19,288,361
EMCOR Group, Inc.	26,491	17,902,088
Total		37,190,449

Construction Materials 1.00%
Eagle Materials, Inc.	50,984	10,824,923
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.84%
BJ’s Wholesale Club Holdings, Inc.*	165,014	$14,564,135
Maplebear, Inc.*	145,924	5,378,759
Total		19,942,894

Electric: Utilities 1.90%
IDACORP, Inc.	159,500	20,578,690

Electronic Equipment, Instruments & Components 9.23%
Advanced Energy Industries, Inc.	108,355	21,966,809
Belden, Inc.	195,387	23,807,906
Jabil, Inc.	86,556	19,119,355
Littelfuse, Inc.	76,285	18,560,904
TD SYNNEX Corp.	106,570	16,677,139
Total		100,132,113

Energy Equipment & Services 1.76%
TechnipFMC PLC (United Kingdom)(a)	461,374	19,077,815

Ground Transportation 1.08%
Landstar System, Inc.	91,092	11,698,946

Health Care Equipment & Supplies 2.11%
Globus Medical, Inc. Class A*	252,570	15,252,702
Integer Holdings Corp.*	118,370	7,643,151
Total		22,895,853

Health Care Providers & Services 1.41%
Labcorp Holdings, Inc.	60,176	15,282,297

Hotels, Restaurants & Leisure 2.52%
Choice Hotels International, Inc.(b)	101,261	9,413,223
Texas Roadhouse, Inc.	109,487	17,909,883
Total		27,323,106

Industrial REITS 1.65%
First Industrial Realty Trust, Inc.	325,014	17,966,774

See Notes to Financial Statements.	45

Schedule of Investments (continued)

VALUE OPPORTUNITIES FUND October 31, 2025

Investments	Shares	Fair Value
Insurance 7.25%
American Financial Group, Inc.	169,167	$22,275,911
RenaissanceRe Holdings Ltd.	84,733	21,529,808
Ryan Specialty Holdings, Inc.	261,778	14,345,434
White Mountains Insurance Group Ltd.	10,785	20,540,680
Total		78,691,833

Leisure Products 2.58%
Acushnet Holdings Corp.	221,546	17,132,152
YETI Holdings, Inc.*	319,336	10,854,231
Total		27,986,383

Life Sciences Tools & Services 2.67%
Azenta, Inc.*	382,647	11,555,940
Bio-Techne Corp.	279,062	17,460,909
Total		29,016,849

Machinery 6.45%
AGCO Corp.	156,772	16,172,600
Crane Co.	104,777	19,907,630
Lincoln Electric Holdings, Inc.	100,514	23,565,507
Mueller Industries, Inc.	97,670	10,340,323
Total		69,986,060

Metals & Mining 1.04%
Reliance, Inc.	39,837	11,251,164

Multi-Utilities 1.61%
CMS Energy Corp.	238,354	17,530,937

Oil, Gas & Consumable Fuels 3.18%
Expand Energy Corp.	195,690	20,216,734
Permian Resources Corp.	1,135,308	14,259,468
Total		34,476,202

Personal Care Products 0.96%
Interparfums, Inc.	116,403	10,377,327
Investments	Shares	Fair Value
Professional Services 4.60%
CACI International, Inc. Class A*	43,294	$24,342,051
Genpact Ltd.	401,671	15,323,749
Paylocity Holding Corp.*	72,829	10,288,553
Total		49,954,353

Real Estate Management & Development 0.64%
Marcus & Millichap, Inc.	239,621	6,999,329

Semiconductors & Semiconductor Equipment 4.36%
Nova Ltd. (Israel)*(a)	42,985	14,814,351
Silicon Motion Technology Corp. ADR	331,748	32,547,796
Total		47,362,147

Software 5.63%
Commvault Systems, Inc.*	117,972	16,424,062
Descartes Systems Group, Inc. (Canada)*(a)	243,720	21,498,541
Docusign, Inc.*	176,535	12,911,770
Dolby Laboratories, Inc. Class A	154,515	10,247,435
Total		61,081,808

Specialty Retail 1.95%
Dick’s Sporting Goods, Inc.	95,353	21,115,922

Textiles, Apparel & Luxury Goods 1.45%
Ralph Lauren Corp.	49,408	15,793,761

Trading Companies & Distributors 1.80%
AerCap Holdings NV (Ireland)(a)	149,856	19,517,245
Total Common Stocks (cost $839,299,961)		1,084,504,649

46	See Notes to Financial Statements.

Schedule of Investments (concluded)

VALUE OPPORTUNITIES FUND October 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.21%

Repurchase Agreements 0.13%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $1,125,700 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $1,494,886; proceeds: $1,465,860 (cost $1,465,432)	$1,465,432	$1,465,432

Time Deposits 0.01%
CitiBank N.A.(c) (cost $79,796)	79,796	79,796
Investments	Shares	Fair Value
Money Market Funds 0.07%
Fidelity Government Portfolio(c) (cost $718,162)	718,162	$718,162
Total Short-Term Investments (cost $2,263,390)		2,263,390
Total Investments in Securities 100.14% (cost $841,563,351)		1,086,768,039
Other Assets and Liabilities – Net (0.14)%		(1,522,864)
Net Assets 100.00%		$1,085,245,175

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,084,504,649	$–	$–	$1,084,504,649
Short-Term Investments
Repurchase Agreements	–	1,465,432	–	1,465,432
Time Deposits	–	79,796	–	79,796
Money Market Funds	718,162	–	–	718,162
Total	$1,085,222,811	$1,545,228	$–	$1,086,768,039

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	47

Statements of Assets and Liabilities

October 31, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
ASSETS:
Investments in securities, at cost	$266,432	$118,124,007	$71,360,707
Investments in Underlying Funds, at cost	518,597,130	–	–
Investments in securities, at fair value	$266,432	$174,876,298	$83,220,108
Investments in Underlying Funds, at fair value	613,247,403	–	–
Cash	–	–	–
Foreign cash, at value (cost $0, $0, $44,817, $49, $350, $162,374 and $0, respectively)	–	–	44,528
Receivables:
Investments in Underlying Funds sold	345,785	–	–
Capital shares sold	89,358	5,261,709	63,079
Interest and dividends	26	796	89,347
From advisor (See Note 3)	–	22,414	24,894
Investment securities sold	–	–	–
Prepaid expenses and other assets	4,021	1,203	1,028
Registration	21,273	24,812	39,256
Total assets	613,974,317	180,187,232	83,482,240
LIABILITIES:
Payables:
Capital shares reacquired	478,053	14,023	477
Trustees’ fees	110,094	7,941	46,337
12b-1 distribution plan	79,463	16,605	6,237
Fund administration	20,936	5,662	2,575
Investment securities purchased	–	–	207,576
Management fee	–	92,007	37,985
Accrued expenses	169,014	32,822	42,908
Total liabilities	857,560	169,060	344,095
Commitments and contingent liabilities	–	–	–
NET ASSETS	$613,116,757	$180,018,172	$83,138,145
COMPOSITION OF NET ASSETS:
Paid-in capital	$523,573,449	$128,817,159	$71,027,643
Total distributable earnings/(loss)	89,543,308	51,201,013	12,110,502
Net Assets	$613,116,757	$180,018,172	$83,138,145

48	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$75,977,511	$1,329,040,411	$288,500,506	$4,579,672,663
–	–	–	–
$86,549,632	$2,079,821,174	$336,360,716	$8,354,124,078
–	–	–	–
–	–	–	–

49	346	162,362	–

–	–	–	–
100,826	868,103	685,278	3,850,793
192	1,527,991	246,276	98,653
5,669	–	20,136	32,101
–	–	811,178	–
2,142	7,999	13,619	31,167
24,844	52,197	46,688	24,266
86,683,354	2,082,277,815	338,346,253	8,358,161,058

98,345	1,071,898	336,213	4,208,840
16,331	407,988	4,569	573,679
4,231	272,835	10,532	1,114,379
2,981	70,945	10,952	276,005
296,859	–	1,800,497	12,354,840
59,626	967,502	123,214	3,535,001
63,606	372,984	51,044	1,113,919
541,979	3,164,152	2,337,021	23,176,663
–	–	–	–
$86,141,375	$2,079,113,663	$336,009,232	$8,334,984,395

$71,823,438	$1,173,357,215	$293,769,154	$4,437,662,211
14,317,937	905,756,448	42,240,078	3,897,322,184
$86,141,375	$2,079,113,663	$336,009,232	$8,334,984,395

See Notes to Financial Statements.	49

Statements of Assets and Liabilities (continued)

October 31, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net Assets by class:
Class A Shares	$390,465,749	$51,177,433	$15,807,087
Class C Shares	$8,957,130	$7,144,171	$3,626,606
Class F Shares	$7,994,932	$5,830,587	$445,827
Class F3 Shares	$60,385,951	$26,621	$14,110
Class I Shares	$119,113,016	$101,892,015	$60,101,533
Class P Shares	$–	$–	$–
Class R2 Shares	$936,555	$–	$–
Class R3 Shares	$16,249,711	$290,939	$200,035
Class R4 Shares	$4,224,570	$29,640	$10,085
Class R5 Shares	$439,944	$59,775	$10,342
Class R6 Shares	$4,349,199	$13,566,991	$2,922,520
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	13,927,108	1,151,526	1,052,378
Class C Shares	437,889	169,761	244,943
Class F Shares	280,865	128,771	28,933
Class F3 Shares	2,047,285	584	931
Class I Shares	4,069,595	2,249,365	3,826,019
Class P Shares	–	–	–
Class R2 Shares	35,630	–	–
Class R3 Shares	610,485	6,663	13,378
Class R4 Shares	151,135	667	670
Class R5 Shares	15,026	1,320	683
Class R6 Shares	147,403	297,587	192,580
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$28.04	$44.44	$15.02
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 5.75%, 5.75% and 5.75%, respectively)	$29.75	$47.15	$15.94
Class C Shares-Net asset value	$20.46	$42.08	$14.81
Class F Shares-Net asset value	$28.47	$45.28	$15.41
Class F3 Shares-Net asset value	$29.50	$45.59	$15.16
Class I Shares-Net asset value	$29.27	$45.30	$15.71
Class P Shares-Net asset value	$ –	$ –	$ –
Class R2 Shares-Net asset value	$26.29	$ –	$ –
Class R3 Shares-Net asset value	$26.62	$43.66	$14.95
Class R4 Shares-Net asset value	$27.95	$44.46	$15.05
Class R5 Shares-Net asset value	$29.28	$45.28	$15.14
Class R6 Shares-Net asset value	$29.51	$45.59	$15.18

*	Net asset value may not recalculate due to rounding of fractional shares.

50	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$10,529,580	$1,334,235,047	$40,595,829	$2,838,613,618
$1,901,610	$21,360,324	$2,602,526	$574,350,627
$2,148,181	$28,458,134	$388,266	$382,875,040
$12,314	$32,492,306	$45,822,318	$641,387,724
$67,732,046	$575,340,270	$240,121,918	$3,672,858,964
$–	$3,109,674	$–	$–
$–	$859,090	$–	$2,634,233
$–	$64,196,132	$883,417	$29,964,730
$–	$4,413,849	$23,794	$16,746,741
$15,082	$1,015,711	$23,097	$11,893,897
$3,802,562	$13,633,126	$5,548,067	$163,658,821

406,437	78,508,838	2,021,348	48,471,135
70,276	1,496,590	132,081	11,596,168
74,702	1,700,008	19,284	6,260,040
429	1,871,445	2,265,919	10,288,515
2,369,704	33,510,044	11,920,107	59,512,698
–	188,405	–	–
–	52,268	–	47,150
–	3,884,020	44,389	534,611
–	261,529	1,176	285,839
528	59,102	1,146	192,617
132,520	784,638	274,309	2,625,336

$25.91	$16.99	$20.08	$58.56

$27.49	$18.03	$21.31	$62.13
$27.06	$14.27	$19.70	$49.53
$28.76	$16.74	$20.13	$61.16
$28.69	$17.36	$20.22	$62.34
$28.58	$17.17	$20.14	$61.72
$ –	$16.51	$ –	$ –
$ –	$16.44	$ –	$55.87
$ –	$16.53	$19.90	$56.05
$ –	$16.88	$20.24	$58.59
$28.59	$17.19	$20.16	$61.75
$28.69	$17.38	$20.23	$62.34

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (continued)

October 31, 2025

	Health Care Fund	International Equity Fund	International Opportunities Fund
ASSETS:
Investments in securities, at cost	$5,721,885	$376,222,377	$270,369,961
Investments in securities, at fair value including $0, $2,923,550, $5,292,218, $0, $16,269,622 and $784,954, respectively, of securities loaned	$8,427,751	$501,654,132	$327,073,925
Foreign cash, at value (cost $0, $1,307,203, $72,208, $110,808, $0 and $0, respectively)	–	1,301,777	72,213
Receivables:
Investment securities sold	139,349	825,063	3,039,887
From advisor (See Note 3)	15,817	–	–
Interest and dividends	3,554	1,074,518	1,096,031
Capital shares sold	310	320,070	184,376
Securities lending income	128	1,745	3,585
Prepaid expenses and other assets	1,119	9,622	25,737
Registration	38,385	58,722	26,179
Total assets	8,626,413	505,245,649	331,521,933
LIABILITIES:
Payables:
Investment securities purchased	129,232	258,591	7,630,853
Management fee	4,307	187,383	204,713
Trustees’ fees	2,647	75,296	60,861
12b-1 distribution plan	2,091	45,311	18,375
Fund administration	278	16,656	10,918
Capital shares reacquired	–	278,539	128,323
Collateral due to broker for securities lending	–	3,115,981	5,414,749
Foreign capital gains taxes deferred	–	326,559	–
Foreign currency overdraft (cost $46, $0, $0, $0, $0 and $0, respectively)	45	–	–
Accrued expenses	35,868	102,508	146,655
Total liabilities	174,468	4,406,824	13,615,447
Commitments and contingent liabilities	–	–	–
NET ASSETS	$8,451,945	$500,838,825	$317,906,486
COMPOSITION OF NET ASSETS:
Paid-in capital	$6,761,288	$353,241,878	$288,821,866
Total distributable earnings/(loss)	1,690,657	147,596,947	29,084,620
Net Assets	$8,451,945	$500,838,825	$317,906,486

52	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$385,121,940	$155,120,763	$841,563,351

$463,877,203	$224,879,824	$1,086,768,039

110,611	–	–

2,221,893	–	526,660
–	438	–
2,807,159	300	115,895
290,230	21,302	217,058
–	16,838	2,700
9,661	1,343	43,288
–	6,629	104,526
469,316,757	224,926,674	1,087,778,166

488,651	820,012	–
197,619	154,395	703,311
107,535	22,724	257,663
52,375	10,418	82,927
15,810	6,862	37,763
119,030	235,576	351,531
–	16,614,940	797,958
–	–	–

–	–	–
160,167	58,359	301,838
1,141,187	17,923,286	2,532,991
–	–	–
$468,175,570	$207,003,388	$1,085,245,175

$744,018,579	$179,385,557	$783,261,717
(275,843,009)	27,617,831	301,983,458
$468,175,570	$207,003,388	$1,085,245,175

See Notes to Financial Statements.	53

Statements of Assets and Liabilities (concluded)

October 31, 2025

	Health Care Fund	International Equity Fund	International Opportunities Fund
Net Assets by class:
Class A Shares	$4,495,883	$187,898,334	$97,815,257
Class C Shares	$1,338,132	$1,931,018	$2,219,849
Class F Shares	$132,332	$7,491,548	$2,449,186
Class F3 Shares	$39,773	$60,825,950	$32,653,612
Class I Shares	$41,980	$226,149,759	$152,728,207
Class P Shares	$–	$15,185	$33,788
Class R2 Shares	$–	$307,942	$1,731,178
Class R3 Shares	$133,633	$6,842,536	$5,165,661
Class R4 Shares	$14,282	$2,645,908	$2,731,665
Class R5 Shares	$14,461	$268,536	$2,174,580
Class R6 Shares	$2,241,469	$6,462,109	$18,203,503
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	209,783	10,201,151	4,479,588
Class C Shares	65,438	104,584	110,873
Class F Shares	6,085	408,060	113,045
Class F3 Shares	1,826	3,239,884	1,430,534
Class I Shares	1,936	12,099,550	6,750,975
Class P Shares	–	822	1,497
Class R2 Shares	–	16,720	81,012
Class R3 Shares	6,341	378,483	242,087
Class R4 Shares	667	144,600	125,836
Class R5 Shares	667	14,481	96,163
Class R6 Shares	102,839	344,428	797,431
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$21.43	$18.42	$21.84
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 5.75% and 5.75%, respectively)	$22.74	$19.54	$23.17
Class C Shares-Net asset value	$20.45	$18.46	$20.02
Class F Shares-Net asset value	$21.75	$18.36	$21.67
Class F3 Shares-Net asset value	$21.78	$18.77	$22.83
Class I Shares-Net asset value	$21.69	$18.69	$22.62
Class P Shares-Net asset value	$ –	$18.47	$22.57
Class R2 Shares-Net asset value	$ –	$18.42	$21.37
Class R3 Shares-Net asset value	$21.07	$18.08	$21.34
Class R4 Shares-Net asset value	$21.42	$18.30	$21.71
Class R5 Shares-Net asset value	$21.68	$18.54	$22.61
Class R6 Shares-Net asset value	$21.80	$18.76	$22.83

*	Net asset value may not recalculate due to rounding of fractional shares.

54	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$240,603,091	$27,724,488	$530,959,544
$2,027,741	$5,084,633	$10,651,520
$5,250,223	$5,313,155	$20,458,996
$45,927,270	$–	$173,968,344
$167,048,350	$168,881,112	$271,804,448
$–	$–	$9,004,086
$78,174	$–	$3,005,550
$5,364,716	$–	$22,136,653
$177,598	$–	$25,372,511
$15,066	$–	$1,418,621
$1,683,341	$–	$16,464,902

24,382,231	1,370,420	28,588,611
206,833	213,419	745,259
527,179	211,714	1,060,448
4,598,631	–	8,620,788
16,757,316	6,729,850	13,668,135
–	–	504,936
7,706	–	176,652
536,717	–	1,267,784
18,047	–	1,368,584
1,518	–	71,262
168,531	–	816,707

$ 9.87	$20.23	$18.57

$10.47	$21.46	$19.70
$ 9.80	$23.82	$14.29
$ 9.96	$25.10	$19.29
$ 9.99	$ –	$20.18
$ 9.97	$25.09	$19.89
$ –	$ –	$17.83
$10.14	$ –	$17.01
$10.00	$ –	$17.46
$ 9.84	$ –	$18.54
$ 9.92	$ –	$19.91
$ 9.99	$ –	$20.16

See Notes to Financial Statements.	55

Statements of Operations

For the Year Ended October 31, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $14,513, $13,281, $267,572, $177,920 and $103,773, respectively)	$–	$153,284	$600,069
Dividend income from Underlying Funds (See Note 10)	3,150,325	–	–
Securities lending net income	–	37	–
Interest and other	11,967	132,751	28,576
Total investment income	3,162,292	286,072	628,645
Expenses:
Management fee	597,666	726,613	245,704
12b-1 distribution plan–Class A	962,253	97,797	33,070
12b-1 distribution plan–Class C	97,045	49,145	23,144
12b-1 distribution plan–Class F	8,118	5,054	223
12b-1 distribution plan–Class P	–	–	–
12b-1 distribution plan–Class R2	5,319	–	–
12b-1 distribution plan–Class R3	79,794	1,266	869
12b-1 distribution plan–Class R4	9,203	63	23
Shareholder servicing	535,956	82,888	33,507
Fund administration	239,067	44,714	16,658
Registration	134,658	144,161	120,205
Reports to shareholders	57,100	14,826	14,708
Professional	40,013	41,472	41,416
Trustees’ fees	28,955	4,647	31,991
Custody	13,124	8,903	4,078
Other	22,767	22,266	10,502
Gross expenses	2,831,038	1,243,815	576,098
Fees waived and expenses reimbursed (See Note 3)	(610,790)	(214,003)	(223,963)
Net expenses	2,220,248	1,029,812	352,135
Net investment income (loss)	942,044	(743,740)	276,510
Net realized and unrealized gain/(loss):
Capital gain distributions received from Underlying Funds	21,069,166	–	–
Net realized gain/(loss) on Investments in Underlying Funds	12,817,943	–	–
Net realized gain/(loss) on investments	231	4,310,277	109,246
Net realized gain/(loss) on foreign currency related transactions	–	–	1,329
Net change in unrealized appreciation/(depreciation) on Investments in Underlying Funds	17,809,629	–	–
Net change in unrealized appreciation/(depreciation) on investments	–	34,927,398	4,918,888
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	–	–	–

56	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$1,207,076	$30,849,893	$3,197,424	$17,246,913
–	–	–	–
404	5	6,902	6,935
21,251	895,808	233,813	5,023,947
1,228,731	31,745,706	3,438,139	22,277,795

743,369	10,800,536	794,699	36,989,631
29,046	3,231,270	46,277	6,081,299
23,823	214,839	9,666	5,240,421
2,155	25,619	1,311	343,300
–	13,731	–	–
–	6,508	–	13,553
–	320,085	4,336	125,886
–	10,878	51	39,735
45,230	1,222,246	149,459	4,634,786
37,168	788,043	70,640	2,879,170
92,736	159,123	188,445	217,455
26,090	104,593	18,873	412,755
43,609	88,814	54,265	190,102
4,529	94,623	6,714	328,661
8,221	28,744	77,676	74,709
21,267	150,006	23,985	205,990
1,077,243	17,259,658	1,446,397	57,777,453
(69,401)	(28,744)	(268,623)	(418,009)
1,007,842	17,230,914	1,177,774	57,359,444
220,889	14,514,792	2,260,365	(35,081,649)

–	–	–	–

–	–	–	–
3,944,297	163,421,950	(6,398,656)	888,312,389

(11,067)	(10,689)	(11,902)	–

–	–	–	–

(4,616,243)	81,832,354	40,301,248	1,462,665,216

–	–	(8,477)	–

See Notes to Financial Statements.	57

Statements of Operations (continued)

For the Year Ended October 31, 2025

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	–	–	3,017
Net realized and unrealized gain/(loss)	51,696,969	39,237,675	5,032,480
Net Increase (Decrease) in Net Assets Resulting From Operations	$52,639,013	$38,493,935	$5,308,990

58	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

4,601	18,006	(4,270)	–
(678,412)	245,261,621	33,877,943	2,350,977,605

$(457,523)	$259,776,413	$36,138,308	$2,315,895,956

See Notes to Financial Statements.	59

Statements of Operations (concluded)

For the Year Ended October 31, 2025

	Health Care Fund	International Equity Fund	International Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $1,616, $577,796, $897,122, $1,065,283, $0 and $64,709, respectively)	$38,045	$8,600,643	$8,246,810
Securities lending net income	1,048	5,617	17,386
Interest and other	4,131	667,120	792,914
Total investment income	43,224	9,273,380	9,057,110
Expenses:
Management fee	48,721	1,747,585	2,333,012
12b-1 distribution plan–Class A	10,461	410,234	233,595
12b-1 distribution plan–Class C	11,965	14,333	27,581
12b-1 distribution plan–Class F	158	5,604	2,516
12b-1 distribution plan–Class P	–	61	135
12b-1 distribution plan–Class R2	–	1,548	9,818
12b-1 distribution plan–Class R3	514	30,829	24,965
12b-1 distribution plan–Class R4	32	5,539	7,105
Registration	119,215	155,578	142,440
Professional	52,492	117,515	103,732
Shareholder servicing	7,989	268,391	252,580
Custody	7,964	80,406	106,416
Fund administration	3,143	155,341	124,427
Reports to shareholders	677	27,018	33,340
Trustees’ fees	503	18,064	15,273
Other	12,275	66,629	81,331
Gross expenses	276,109	3,104,675	3,498,266
Fees waived and expenses reimbursed (See Note 3)	(194,646)	(80,406)	(106,416)
Net expenses	81,463	3,024,269	3,391,850
Net investment income (loss)	(38,239)	6,249,111	5,665,260
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	284,200	19,975,229	17,178,710
Net realized gain/(loss) on foreign capital gains taxes	–	(281,060)	(257,043)
Net realized gain/(loss) on foreign currency related transactions	773	(62,966)	173,757
Net change in unrealized appreciation/(depreciation) on investments	387,362	60,160,370	26,734,055
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	–	91,501	421,924
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(120)	43,579	47,771
Net realized and unrealized gain/(loss)	672,215	79,926,653	44,299,174
Net Increase (Decrease) in Net Assets Resulting From Operations	$633,976	$86,175,764	$49,964,434

60	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$16,696,579	$369,194	$16,309,265
46,173	79,155	90,374
833,039	94,838	225,367
17,575,791	543,187	16,625,006

2,153,313	1,685,990	8,886,635
557,850	63,430	1,434,911
17,907	49,163	155,686
5,023	5,551	24,731
–	–	44,146
404	–	20,127
26,187	–	128,175
432	–	66,801
133,182	60,187	150,457
103,847	52,260	74,163
327,367	160,552	817,174
88,806	9,634	63,255
172,265	74,933	479,236
38,816	15,958	98,696
20,685	8,860	58,229
68,295	31,604	134,262
3,714,379	2,218,122	12,636,684
(88,806)	(15,184)	(63,255)
3,625,573	2,202,938	12,573,429
13,950,218	(1,659,751)	4,051,577

55,425,398	21,324,771	64,089,270
–	–	–

195,543	–	–

32,068,346	19,428,196	(99,070,441)

–	–	–

108,392	–	–
87,797,679	40,752,967	(34,981,171)

$101,747,897	$39,093,216	$(30,929,594)

See Notes to Financial Statements.	61

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$942,044	$618,900
Net realized gain/(loss)	33,887,340	5,248,498
Net change in unrealized appreciation/(depreciation)	17,809,629	163,579,665
Net increase in net assets resulting from operations	52,639,013	169,447,063
Distributions to Shareholders:
Class A	(3,187,702)	(1,840,813)
Class C	(104,263)	(80,666)
Class F	(81,994)	(55,096)
Class F3	(558,404)	(377,183)
Class I	(1,176,137)	(763,095)
Class R2	(6,609)	(3,691)
Class R3	(123,862)	(72,161)
Class R4	(28,564)	(15,592)
Class R5	(3,711)	(4,359)
Class R6	(44,159)	(28,035)
Total distribution to shareholders	(5,315,405)	(3,240,691)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	40,058,938	48,578,958
Reinvestment of distributions	4,721,996	2,735,361
Cost of shares reacquired	(105,709,802)	(122,453,875)
Net increase (decrease) in net assets resulting from capital share transactions	(60,928,868)	(71,139,556)
Net increase (decrease) in net assets	(13,605,260)	95,066,816
NET ASSETS:
Beginning of year	$626,722,017	$531,655,201
End of year	$613,116,757	$626,722,017

62	See Notes to Financial Statements.

Focused Growth Fund		Focused Large Cap Value Fund
For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024

$(743,740)	$(340,633)	$276,510	$197,799
4,310,277	2,810,723	110,575	1,631,961
34,927,398	17,342,530	4,921,905	6,051,301
38,493,935	19,812,620	5,308,990	7,881,061

–	–	(244,257)	–
–	–	(27,214)	–
–	–	(3,812)	–
–	–	(281)	–
–	–	(345,713)	–
–	–	–	–
–	–	(2,676)	–
–	–	(180)	–
–	–	(203)	–
–	–	(51,587)	–
–	–	(675,923)	–

129,023,148	39,672,890	54,281,919	10,998,942
–	–	627,008	–
(52,078,513)	(25,926,250)	(8,288,752)	(5,998,096)

76,944,635	13,746,640	46,620,175	5,000,846
115,438,570	33,559,260	51,253,242	12,881,907

$64,579,602	$31,020,342	$31,884,903	$19,002,996
$180,018,172	$64,579,602	$83,138,145	$31,884,903

See Notes to Financial Statements.	63

Statements of Changes in Net Assets (continued)

	Focused Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income	$220,889	$199,822
Net realized gain/(loss)	3,933,230	8,079,065
Net change in unrealized appreciation/(depreciation)	(4,611,642)	17,302,459
Net increase (decrease) in net assets resulting from operations	(457,523)	25,581,346
Distributions to Shareholders:
Class A	(902,663)	(1,939)
Class C	(171,335)	–
Class F	(136,937)	–
Class F3	(853)	(31)
Class I	(5,039,462)	(206,076)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	(1,037)	(500)
Class R6	(352,265)	(29,814)
Total distribution to shareholders	(6,604,552)	(238,360)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	3,538,348	6,014,350
Reinvestment of distributions	6,107,198	220,828
Cost of shares reacquired	(16,720,147)	(31,428,471)
Net increase (decrease) in net assets resulting from capital share transactions	(7,074,601)	(25,193,293)
Net increase (decrease) in net assets	(14,136,676)	149,693
NET ASSETS:
Beginning of year	$100,278,051	$100,128,358
End of year	$86,141,375	$100,278,051

64	See Notes to Financial Statements.

Fundamental Equity Fund		Global Equity Fund
For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024

$14,514,792	$16,523,537	$2,260,365	$335,444
163,411,261	125,405,891	(6,410,558)	(521,247)
81,850,360	408,224,898	40,288,501	6,389,129
259,776,413	550,154,326	36,138,308	6,203,326

(85,350,973)	(9,823,704)	(32,766)	(50,993)
(1,561,810)	(36,508)	–	(882)
(1,738,414)	(255,312)	(7,704)	(11,456)
(1,490,781)	(209,753)	(3,267)	(171)
(33,577,759)	(6,431,967)	(411,525)	(62,390)
(201,904)	(23,325)	–	–
(133,317)	(11,293)	–	–
(4,238,696)	(386,546)	(1,335)	(4,163)
(282,392)	(23,347)	(76)	–
(77,635)	(9,302)	(122)	(167)
(723,146)	(89,912)	(35,282)	(44,649)
(129,376,827)	(17,300,969)	(492,077)	(174,871)

207,541,580	253,668,636	347,534,305	42,737,083
125,201,279	16,789,821	467,028	139,314
(345,529,935)	(594,464,113)	(105,480,263)	(4,968,725)

(12,787,076)	(324,005,656)	242,521,070	37,907,672
117,612,510	208,847,701	278,167,301	43,936,127

$1,961,501,153	$1,752,653,452	$57,841,931	$13,905,804
$2,079,113,663	$1,961,501,153	$336,009,232	$57,841,931

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(35,081,649)	$(25,201,203)
Net realized gain/(loss)	888,312,389	882,176,861
Net change in unrealized appreciation/(depreciation)	1,462,665,216	1,628,892,512
Net increase in net assets resulting from operations	2,315,895,956	2,485,868,170
Distributions to Shareholders:
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distribution to shareholders	–	–
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,318,764,417	1,079,912,969
Reinvestment of distributions	–	–
Cost of shares reacquired	(1,806,110,357)	(1,876,321,339)
Net increase (decrease) in net assets resulting from capital share transactions	(487,345,940)	(796,408,370)
Net increase (decrease) in net assets	1,828,550,016	1,689,459,800
NET ASSETS:
Beginning of year	$6,506,434,379	$4,816,974,579
End of year	$8,334,984,395	$6,506,434,379

66	See Notes to Financial Statements.

Health Care Fund		International Equity Fund
For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024

$(38,239)	$(43,255)	$6,249,111	$5,028,590
284,973	4,134	19,631,203	24,521,225
387,242	2,003,022	60,295,450	47,785,458
633,976	1,963,901	86,175,764	77,335,273

(13,824)	–	(6,121,012)	(2,537,347)
–	–	(38,413)	(7,268)
(839)	–	(179,949)	(78,590)
(200)	–	(887,082)	(250,220)
(238)	–	(5,933,310)	(2,859,273)
–	–	(480)	(174)
–	–	(8,310)	(2,720)
(196)	–	(218,383)	(72,590)
(41)	–	(90,407)	(25,256)
(73)	–	(7,976)	(306)
(13,574)	–	(190,397)	(72,278)
(28,985)	–	(13,675,719)	(5,906,022)

567,617	1,071,301	150,762,104	25,011,795
14,967	–	13,402,131	5,799,439
(1,300,683)	(1,433,908)	(71,263,614)	(62,231,727)

(718,099)	(362,607)	92,900,621	(31,420,493)
(113,108)	1,601,294	165,400,666	40,008,758

$8,565,053	$6,963,759	$335,438,159	$295,429,401
$8,451,945	$8,565,053	$500,838,825	$335,438,159

See Notes to Financial Statements.	67

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$5,665,260	$6,074,888
Net realized gain/(loss)	17,095,424	3,434,337
Net change in unrealized appreciation/(depreciation)	27,203,750	50,408,463
Net increase in net assets resulting from operations	49,964,434	59,917,688
Distributions to Shareholders:
Class A	(1,626,078)	(1,442,866)
Class C	(31,694)	(35,902)
Class F	(50,811)	(64,775)
Class F3	(596,220)	(531,450)
Class I	(3,037,357)	(2,686,582)
Class P	(424)	(164)
Class R2	(23,031)	(15,677)
Class R3	(74,379)	(69,218)
Class R4	(49,304)	(40,234)
Class R5	(41,670)	(38,823)
Class R6	(338,365)	(310,118)
Total distribution to shareholders	(5,869,333)	(5,235,809)
Capital share transactions (See Note13):
Net proceeds from sales of shares	26,346,211	28,896,541
Reinvestment of distributions	5,703,198	5,076,474
Cost of shares reacquired	(69,652,059)	(68,132,041)
Net decrease in net assets resulting from capital share transactions	(37,602,650)	(34,159,026)
Net increase in net assets	6,492,451	20,522,853
NET ASSETS:
Beginning of year	$311,414,035	$290,891,182
End of year	$317,906,486	$311,414,035

68	See Notes to Financial Statements.

International Value Fund		Micro Cap Growth Fund
For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024

$13,950,218	$14,203,023	$(1,659,751)	$(1,889,078)
55,620,941	20,289,330	21,324,771	39,116,393
32,176,738	47,013,638	19,428,196	36,891,375
101,747,897	81,505,991	39,093,216	74,118,690

(7,010,457)	(7,618,996)	–	–
(42,660)	(71,591)	–	–
(161,901)	(193,266)	–	–
(1,325,030)	(1,244,211)	–	–
(5,157,325)	(5,698,275)	–	–
–	–	–	–
(1,846)	(1,964)	–	–
(148,337)	(186,846)	–	–
(5,182)	(5,448)	–	–
(461)	(458)	–	–
(57,766)	(65,095)	–	–
(13,910,965)	(15,086,150)	–	–

40,658,132	44,376,872	11,635,651	12,309,291
13,725,855	14,846,799	–	–
(80,523,904)	(80,043,317)	(38,414,354)	(54,668,778)

(26,139,917)	(20,819,646)	(26,778,703)	(42,359,487)
61,697,015	45,600,195	12,314,513	31,759,203

$406,478,555	$360,878,360	$194,688,875	$162,929,672
$468,175,570	$406,478,555	$207,003,388	$194,688,875

See Notes to Financial Statements.	69

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income	$4,051,577	$2,256,288
Net realized gain/(loss)	64,089,270	91,149,189
Net change in unrealized appreciation/(depreciation)	(99,070,441)	237,637,064
Net increase (decrease) in net assets resulting from operations	(30,929,594)	331,042,541
Distributions to Shareholders:
Class A	(40,165,917)	(8,879,757)
Class C	(1,786,104)	(536,071)
Class F	(1,816,615)	(458,691)
Class F3	(11,928,386)	(3,105,092)
Class I	(23,910,114)	(4,090,287)
Class P	(723,745)	(167,817)
Class R2	(257,567)	(63,290)
Class R3	(1,995,262)	(417,247)
Class R4	(1,844,696)	(433,579)
Class R5	(84,583)	(18,196)
Class R6	(1,526,294)	(501,099)
Total distribution to shareholders	(86,039,283)	(18,671,126)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	69,927,740	207,160,067
Reinvestment of distributions	84,449,905	18,281,241
Cost of shares reacquired	(313,729,617)	(270,070,419)
Net decrease in net assets resulting from capital share transactions	(159,351,972)	(44,629,111)
Net increase (decrease) in net assets	(276,320,849)	267,742,304
NET ASSETS:
Beginning of year	$1,361,566,024	$1,093,823,720
End of year	$1,085,245,175	$1,361,566,024

70	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2025	$25.90	$0.03	$2.32	$2.35	$(0.03)	$(0.18)	$(0.21)
10/31/2024	19.58	0.01	6.42	6.43	(0.02)	(0.09)	(0.11)
10/31/2023	21.82	0.06	(0.89)	(0.83)	(0.07)	(1.34)	(1.41)
10/31/2022	30.39	0.06	(7.10)	(7.04)	(0.41)	(1.12)	(1.53)
10/31/2021	22.60	(0.02)	9.90	9.88	(0.36)	(1.73)	(2.09)
Class C
10/31/2025	19.07	(0.12)	1.69	1.57	–	(0.18)	(0.18)
10/31/2024	14.53	(0.11)	4.74	4.63	–	(0.09)	(0.09)
10/31/2023	16.60	(0.04)	(0.69)	(0.73)	–	(1.34)	(1.34)
10/31/2022	23.47	(0.08)	(5.45)	(5.53)	(0.22)	(1.12)	(1.34)
10/31/2021	17.82	(0.17)	7.74	7.57	(0.19)	(1.73)	(1.92)
Class F
10/31/2025	26.30	0.07	2.35	2.42	(0.07)	(0.18)	(0.25)
10/31/2024	19.87	0.06	6.50	6.56	(0.04)	(0.09)	(0.13)
10/31/2023	22.09	0.16	(0.97)	(0.81)	(0.07)	(1.34)	(1.41)
10/31/2022	30.73	0.20	(7.27)	(7.07)	(0.45)	(1.12)	(1.57)
10/31/2021	22.82	0.03	10.01	10.04	(0.40)	(1.73)	(2.13)
Class F3
10/31/2025	27.22	0.11	2.44	2.55	(0.09)	(0.18)	(0.27)
10/31/2024	20.56	0.10	6.73	6.83	(0.08)	(0.09)	(0.17)
10/31/2023	22.83	0.13	(0.92)	(0.79)	(0.14)	(1.34)	(1.48)
10/31/2022	31.70	0.14	(7.40)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.47	0.07	10.32	10.39	(0.43)	(1.73)	(2.16)
Class I
10/31/2025	27.03	0.09	2.42	2.51	(0.09)	(0.18)	(0.27)
10/31/2024	20.43	0.07	6.70	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.71	0.11	(0.92)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.56	0.04	(7.28)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.39	0.05	10.27	10.32	(0.42)	(1.73)	(2.15)
Class R2
10/31/2025	24.36	(0.07)	2.18	2.11	–	(0.18)	(0.18)
10/31/2024	18.47	(0.06)	6.04	5.98	–	(0.09)	(0.09)
10/31/2023	20.66	(0.02)	(0.83)	(0.85)	– (d)	(1.34)	(1.34)
10/31/2022	28.80	(0.02)	(6.73)	(6.75)	(0.27)	(1.12)	(1.39)
10/31/2021	21.52	(0.09)	9.40	9.31	(0.30)	(1.73)	(2.03)

72	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$28.04	9.13	0.44	0.54	0.10	$390,466	4
25.90	32.90	0.44	0.54	0.04	407,896	1
19.58	(3.99)	0.43	0.54	0.29	342,756	4
21.82	(24.25)	0.44	0.54	0.25	420,589	8
30.39	45.31	0.41	0.52	(0.06)	542,197	7

20.46	8.26	1.19	1.29	(0.61)	8,957	4
19.07	31.93	1.19	1.29	(0.62)	11,170	1
14.53	(4.70)	1.18	1.29	(0.25)	13,823	4
16.60	(24.81)	1.19	1.29	(0.40)	30,206	8
23.47	44.16	1.16	1.26	(0.77)	56,365	7

28.47	9.27	0.29	0.39	0.27	7,995	4
26.30	33.08	0.29	0.39	0.24	8,846	1
19.87	(3.85)	0.28	0.39	0.75	9,142	4
22.09	(24.10)	0.28	0.39	0.76	27,275	8
30.73	45.53	0.26	0.37	0.09	144,742	7

29.50	9.48	0.10	0.20	0.41	60,386	4
27.22	33.32	0.10	0.20	0.38	56,478	1
20.56	(3.65)	0.09	0.20	0.57	46,724	4
22.83	(23.98)	0.09	0.19	0.57	50,046	8
31.70	45.81	0.08	0.18	0.25	56,369	7

29.27	9.39	0.19	0.29	0.34	119,113	4
27.03	33.21	0.19	0.29	0.30	116,058	1
20.43	(3.74)	0.18	0.29	0.47	95,792	4
22.71	(24.04)	0.19	0.29	0.18	101,366	8
31.56	45.64	0.16	0.27	0.18	43,112	7

26.29	8.69	0.79	0.89	(0.27)	937	4
24.36	32.43	0.79	0.89	(0.28)	863	1
18.47	(4.32)	0.78	0.89	(0.09)	812	4
20.66	(24.50)	0.79	0.89	(0.09)	928	8
28.80	44.78	0.76	0.86	(0.34)	1,433	7

See Notes to Financial Statements.	73

Financial Highlights (continued)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2025	$24.64	$(0.04)	$2.20	$2.16	$–	$(0.18)	$(0.18)
10/31/2024	18.66	(0.04)	6.11	6.07	–	(0.09)	(0.09)
10/31/2023	20.85	– (d)	(0.84)	(0.84)	(0.01)	(1.34)	(1.35)
10/31/2022	29.09	0.01	(6.80)	(6.79)	(0.33)	(1.12)	(1.45)
10/31/2021	21.70	(0.08)	9.50	9.42	(0.30)	(1.73)	(2.03)
Class R4
10/31/2025	25.82	0.02	2.31	2.33	(0.02)	(0.18)	(0.20)
10/31/2024	19.52	– (d)	6.40	6.40	(0.01)	(0.09)	(0.10)
10/31/2023	21.76	0.06	(0.88)	(0.82)	(0.08)	(1.34)	(1.42)
10/31/2022	30.30	0.05	(7.06)	(7.01)	(0.41)	(1.12)	(1.53)
10/31/2021	22.54	(0.01)	9.86	9.85	(0.36)	(1.73)	(2.09)
Class R5
10/31/2025	27.04	0.08	2.43	2.51	(0.09)	(0.18)	(0.27)
10/31/2024	20.44	0.08	6.69	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.72	0.09	(0.90)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.57	0.13	(7.37)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.40	0.10	10.22	10.32	(0.42)	(1.73)	(2.15)
Class R6
10/31/2025	27.23	0.12	2.43	2.55	(0.09)	(0.18)	(0.27)
10/31/2024	20.56	0.09	6.75	6.84	(0.08)	(0.09)	(0.17)
10/31/2023	22.84	0.14	(0.94)	(0.80)	(0.14)	(1.34)	(1.48)
10/31/2022	31.71	0.16	(7.42)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.48	0.08	10.31	10.39	(0.43)	(1.73)	(2.16)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Amount is less than $0.01.

74	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$26.62	8.83	0.69	0.79	(0.14)	$16,250	4
24.64	32.58	0.69	0.79	(0.18)	16,802	1
18.66	(4.24)	0.68	0.79	(0.02)	15,526	4
20.85	(24.41)	0.69	0.79	0.04	17,366	8
29.09	44.95	0.66	0.76	(0.30)	25,883	7

27.95	9.12	0.44	0.54	0.06	4,225	4
25.82	32.87	0.44	0.54	0.02	3,874	1
19.52	(3.98)	0.43	0.54	0.28	3,150	4
21.76	(24.23)	0.44	0.54	0.21	3,859	8
30.30	45.25	0.41	0.52	(0.04)	4,621	7

29.28	9.38	0.19	0.29	0.30	440	4
27.04	33.20	0.19	0.29	0.33	364	1
20.44	(3.74)	0.18	0.29	0.38	551	4
22.72	(24.04)	0.19	0.29	0.53	376	8
31.57	45.65	0.16	0.27	0.33	518	7

29.51	9.47	0.10	0.20	0.44	4,349	4
27.23	33.37	0.10	0.20	0.36	4,370	1
20.56	(3.69)	0.09	0.20	0.61	3,380	4
22.84	(23.97)	0.09	0.19	0.62	3,762	8
31.71	45.79	0.08	0.18	0.28	5,386	7

See Notes to Financial Statements.	75

Financial Highlights (continued)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
10/31/2025	$31.88	$(0.30)	$12.86	$12.56	$–	$44.44
10/31/2024	20.48	(0.21)	11.61	11.40	–	31.88
10/31/2023	19.74	(0.15)	0.89	0.74	–	20.48
10/31/2022	36.16	(0.17)	(11.38)	(11.55)	(4.87)	19.74
10/31/2021	26.90	(0.27)	11.39	11.12	(1.86)	36.16
Class C
10/31/2025	30.42	(0.56)	12.22	11.66	–	42.08
10/31/2024	19.68	(0.40)	11.14	10.74	–	30.42
10/31/2023	19.12	(0.29)	0.85	0.56	–	19.68
10/31/2022	35.41	(0.33)	(11.09)	(11.42)	(4.87)	19.12
10/31/2021	26.56	(0.50)	11.21	10.71	(1.86)	35.41
Class F
10/31/2025	32.40	(0.21)	13.09	12.88	–	45.28
10/31/2024	20.76	(0.14)	11.78	11.64	–	32.40
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
Class F3
10/31/2025	32.59	(0.16)	13.16	13.00	–	45.59
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.10)	(11.52)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
Class I
10/31/2025	32.41	(0.21)	13.10	12.89	–	45.30
10/31/2024	20.77	(0.14)	11.78	11.64	–	32.41
10/31/2023	19.96	(0.09)	0.90	0.81	–	20.77
10/31/2022	36.44	(0.11)	(11.50)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
Class R3
10/31/2025	31.40	(0.39)	12.65	12.26	–	43.66
10/31/2024	20.22	(0.27)	11.45	11.18	–	31.40
10/31/2023	19.53	(0.21)	0.90	0.69	–	20.22
10/31/2022	35.92	(0.23)	(11.29)	(11.52)	(4.87)	19.53
10/31/2021	26.79	(0.35)	11.34	10.99	(1.86)	35.92

76	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

39.40	1.05	1.24	(0.80)	$51,177	84
55.66	1.05	1.45	(0.75)	26,783	122
3.75	1.05	1.70	(0.71)	15,986	169
(36.92)	1.05	1.54	(0.71)	14,420	169
43.48	1.05	1.49	(0.87)	18,332	166

38.33	1.80	1.98	(1.54)	7,144	84
54.57	1.80	2.20	(1.50)	3,368	122
2.93	1.80	2.45	(1.46)	2,214	169
(37.40)	1.80	2.30	(1.46)	2,289	169
42.43	1.80	2.24	(1.62)	2,701	166

39.75	0.80	1.09	(0.55)	5,831	84
56.07	0.80	1.31	(0.50)	4,225	122
4.01	0.80	1.55	(0.43)	3,536	169
(36.79)	0.80	1.37	(0.47)	7,021	169
43.85	0.80	1.34	(0.63)	18,621	166

39.89	0.68	0.92	(0.42)	27	84
56.31	0.65	1.32	(0.39)	19	122
4.15	0.68	1.29	(0.34)	499	169
(36.74)	0.73	1.15	(0.40)	667	169
43.95	0.75	1.16	(0.57)	1,217	166

39.77	0.80	0.97	(0.54)	101,892	84
56.04	0.80	1.16	(0.49)	21,488	122
4.06	0.80	1.44	(0.47)	4,122	169
(36.79)	0.80	1.30	(0.47)	4,595	169
43.90	0.80	1.24	(0.62)	4,587	166

39.01	1.30	1.49	(1.05)	291	84
55.29	1.30	1.70	(1.00)	259	122
3.53	1.28	1.95	(1.01)	155	169
(37.11)	1.30	1.81	(0.97)	14	169
43.15	1.30	1.73	(1.11)	24	166

See Notes to Financial Statements.	77

Financial Highlights (continued)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R4
10/31/2025	$31.90	$(0.30)	$12.86	$12.56	$–	$44.46
10/31/2024	20.49	(0.21)	11.62	11.41	–	31.90
10/31/2023	19.75	(0.14)	0.88	0.74	–	20.49
10/31/2022	36.18	(0.17)	(11.39)	(11.56)	(4.87)	19.75
10/31/2021	26.91	(0.27)	11.40	11.13	(1.86)	36.18
Class R5
10/31/2025	32.41	(0.21)	13.08	12.87	–	45.28
10/31/2024	20.76	(0.14)	11.79	11.65	–	32.41
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.02	(0.20)	11.48	11.28	(1.86)	36.44
Class R6
10/31/2025	32.59	(0.17)	13.17	13.00	–	45.59
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.09)	(11.53)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

78	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

39.37	1.05	1.25	(0.81)	$30	84
55.69	1.05	1.45	(0.75)	21	122
3.75	1.05	1.70	(0.70)	14	169
(36.93)	1.05	1.54	(0.71)	13	169
43.50	1.05	1.48	(0.86)	24	166

39.75	0.80	0.99	(0.55)	60	84
56.07	0.80	1.20	(0.50)	31	122
4.01	0.80	1.44	(0.45)	14	169
(36.79)	0.80	1.31	(0.48)	13	169
43.90	0.80	1.25	(0.63)	24	166

39.89	0.68	0.92	(0.43)	13,567	84
56.31	0.65	1.11	(0.36)	8,385	122
4.15	0.68	1.30	(0.34)	4,481	169
(36.74)	0.73	1.16	(0.39)	4,740	169
43.95	0.75	1.16	(0.57)	6,788	166

See Notes to Financial Statements.	79

Financial Highlights (continued)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
10/31/2025	$13.35	$0.08	$1.86		$1.94	$(0.09)	$(0.18)	$–
10/31/2024	9.58	0.09	3.68		3.77	–	–	–
10/31/2023	13.58	0.08	0.17	(c)	0.25	(1.42)	–	(2.83)
10/31/2022	19.04	0.16	(1.34)		(1.18)	(0.35)	(3.93)	–
10/31/2021	12.95	0.38	6.68		7.06	(0.16)	(0.81)	–
Class C
10/31/2025	13.17	(0.03)	1.85		1.82	–	(0.18)	–
10/31/2024	9.52	0.01	3.64		3.65	–	–	–
10/31/2023	13.49	0.02	0.15	(c)	0.17	(1.31)	–	(2.83)
10/31/2022	18.97	0.06	(1.35)		(1.29)	(0.26)	(3.93)	–
10/31/2021	12.87	0.25	6.66		6.91	–	(0.81)	–
Class F
10/31/2025	13.67	0.11	1.92		2.03	(0.11)	(0.18)	–
10/31/2024	9.78	0.13	3.76		3.89	–	–	–
10/31/2023	13.77	0.14	0.14	(c)	0.28	(1.44)	–	(2.83)
10/31/2022	19.22	0.20	(1.36)		(1.16)	(0.36)	(3.93)	–
10/31/2021	12.98	0.49	6.64		7.13	(0.08)	(0.81)	–
Class F3
10/31/2025	13.46	0.12	1.88		2.00	(0.12)	(0.18)	–
10/31/2024	9.63	0.12	3.71		3.83	–	–	–
10/31/2023	13.64	0.11	0.16	(c)	0.27	(1.45)	–	(2.83)
10/31/2022	19.10	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.37	6.75		7.12	(0.19)	(0.81)	–
Class I
10/31/2025	13.94	0.11	1.96		2.07	(0.12)	(0.18)	–
10/31/2024	9.98	0.12	3.84		3.96	–	–	–
10/31/2023	13.63	0.09	0.18	(c)	0.27	(1.09)	–	(2.83)
10/31/2022	19.10	0.22	(1.38)		(1.16)	(0.38)	(3.93)	–
10/31/2021	12.99	0.35	6.76		7.11	(0.19)	(0.81)	–
Class R3
10/31/2025	13.28	0.05	1.85		1.90	(0.05)	(0.18)	–
10/31/2024	9.56	0.06	3.66		3.72	–	–	–
10/31/2023	13.56	0.05	0.18	(c)	0.23	(1.40)	–	(2.83)
10/31/2022	18.99	0.12	(1.33)		(1.21)	(0.29)	(3.93)	–
10/31/2021	12.92	0.29	6.71		7.00	(0.12)	(0.81)	–

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.27)	$15.02	14.72	0.96	1.51	0.60	$15,807	39
–	13.35	39.35	0.96	1.64	0.76	12,028	58
(4.25)	9.58	0.59	0.96	1.92	0.84	9,821	61
(4.28)	13.58	(8.69)	0.96	1.04	1.12	11,466	100
(0.97)	19.04	56.50	0.93	0.93	2.08	7,714	99

(0.18)	14.81	13.86	1.71	2.26	(0.19)	3,627	39
–	13.17	38.34	1.71	2.39	0.04	1,961	58
(4.14)	9.52	(0.21)	1.71	2.71	0.20	2,618	61
(4.19)	13.49	(9.37)	1.71	1.77	0.40	4,637	100
(0.81)	18.97	55.29	1.67	1.67	1.36	3,601	99

(0.29)	15.41	15.02	0.71	1.34	0.78	446	39
–	13.67	39.78	0.71	1.50	1.03	181	58
(4.27)	9.78	0.81	0.71	1.95	1.34	194	61
(4.29)	13.77	(8.48)	0.71	0.86	1.35	1,405	100
(0.89)	19.22	56.78	0.68	0.78	2.60	2,394	99

(0.30)	15.16	15.07	0.69	1.21	0.86	14	39
–	13.46	39.77	0.67	1.38	1.03	13	58
(4.28)	9.63	0.82	0.71	1.61	1.13	9	61
(4.31)	13.64	(8.48)	0.70	0.76	1.37	13	100
(1.00)	19.10	56.91	0.67	0.67	2.13	18	99

(0.30)	15.71	15.06	0.71	1.23	0.76	60,102	39
–	13.94	39.68	0.71	1.37	0.93	15,230	58
(3.92)	9.98	0.89	0.71	1.56	0.92	4,982	61
(4.31)	13.63	(8.55)	0.69	0.69	1.49	243	100
(1.00)	19.10	56.79	0.68	0.68	1.99	656,899	99

(0.23)	14.95	14.44	1.21	1.76	0.34	200	39
–	13.28	38.91	1.21	1.89	0.52	154	58
(4.23)	9.56	0.40	1.21	2.11	0.52	143	61
(4.22)	13.56	(8.88)	1.21	1.32	0.86	84	100
(0.93)	18.99	56.09	1.15	1.15	1.65	13	99

See Notes to Financial Statements.	81

Financial Highlights (continued)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R4
10/31/2025	$13.37	$0.08	$1.87		$1.95	$(0.09)	$(0.18)	$–
10/31/2024	9.60	0.09	3.68		3.77	–	–	–
10/31/2023	13.59	0.09	0.17	(c)	0.26	(1.42)	–	(2.83)
10/31/2022	19.04	0.16	(1.35)		(1.19)	(0.33)	(3.93)	–
10/31/2021	12.95	0.33	6.73		7.06	(0.16)	(0.81)	–
Class R5
10/31/2025	13.45	0.12	1.87		1.99	(0.12)	(0.18)	–
10/31/2024	9.63	0.12	3.70		3.82	–	–	–
10/31/2023	13.63	0.12	0.16	(c)	0.28	(1.45)	–	(2.83)
10/31/2022	19.09	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.38	6.73		7.11	(0.19)	(0.81)	–
Class R6
10/31/2025	13.48	0.12	1.88		2.00	(0.12)	(0.18)	–
10/31/2024	9.64	0.12	3.72		3.84	–	–	–
10/31/2023	13.65	0.11	0.16	(c)	0.27	(1.45)	–	(2.83)
10/31/2022	19.11	0.20	(1.35)		(1.15)	(0.38)	(3.93)	–
10/31/2021	12.99	0.39	6.73		7.12	(0.19)	(0.81)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

82	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.27)	$15.05	14.76	0.96	1.52	0.59	$10	39
–	13.37	39.27	0.96	1.62	0.77	9	58
(4.25)	9.60	0.67	0.96	1.90	0.91	6	61
(4.26)	13.59	(8.73)	0.96	1.00	1.10	9	100
(0.97)	19.04	56.46	0.90	0.90	1.89	13	99

(0.30)	15.14	15.01	0.71	1.27	0.84	10	39
–	13.45	39.67	0.71	1.42	0.96	9	58
(4.28)	9.63	0.91	0.71	1.66	1.15	6	61
(4.31)	13.63	(8.49)	0.71	0.75	1.37	9	100
(1.00)	19.09	56.83	0.65	0.65	2.14	13	99

(0.30)	15.18	14.98	0.68	1.20	0.85	2,923	39
–	13.48	39.83	0.67	1.36	1.02	2,299	58
(4.28)	9.64	0.82	0.71	1.62	1.07	1,223	61
(4.31)	13.65	(8.48)	0.70	0.77	1.36	1,347	100
(1.00)	19.11	56.86	0.68	0.68	2.17	1,539	99

See Notes to Financial Statements.	83

Financial Highlights (continued)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2025	$27.88	$0.01	$0.01 (c)	$0.02	$–	$(1.99)	$(1.99)
10/31/2024	21.93	– (d)	5.95	5.95	– (d)	–	– (d)
10/31/2023	23.97	0.07	(1.17)	(1.10)	(0.10)	(0.84)	(0.94)
10/31/2022	30.62	0.05	(3.54)	(3.49)	–	(3.16)	(3.16)
10/31/2021	18.77	0.01	12.00	12.01	(0.16)	–	(0.16)
Class C
10/31/2025	29.25	(0.19)	(0.01)	(0.20)	–	(1.99)	(1.99)
10/31/2024	23.17	(0.21)	6.29	6.08	–	–	–
10/31/2023	25.36	(0.11)	(1.24)	(1.35)	–	(0.84)	(0.84)
10/31/2022	32.44	(0.15)	(3.77)	(3.92)	–	(3.16)	(3.16)
10/31/2021	19.99	(0.30)	12.87	12.57	(0.12)	–	(0.12)
Class F
10/31/2025	30.68	0.08	(0.01)	0.07	–	(1.99)	(1.99)
10/31/2024	24.06	0.07	6.55	6.62	–	–	–
10/31/2023	26.17	0.18	(1.33)	(1.15)	(0.12)	(0.84)	(0.96)
10/31/2022	33.11	0.12	(3.86)	(3.74)	(0.04)	(3.16)	(3.20)
10/31/2021	20.30	0.01	13.04	13.05	(0.24)	–	(0.24)
Class F3
10/31/2025	30.60	0.10	(0.02)	0.08	–	(1.99)	(1.99)
10/31/2024	24.06	0.08	6.53	6.61	(0.07)	–	(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.15	0.14	(3.86)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.32	0.11	12.97	13.08	(0.25)	–	(0.25)
Class I
10/31/2025	30.50	0.08	(0.01)	0.07	–	(1.99)	(1.99)
10/31/2024	23.99	0.07	6.51	6.58	(0.07)	–	(0.07)
10/31/2023	26.14	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.12	(3.85)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.30	0.11	12.94	13.05	(0.25)	–	(0.25)
Class R5
10/31/2025	30.51	0.08	(0.01)	0.07	–	(1.99)	(1.99)
10/31/2024	24.00	0.09	6.49	6.58	(0.07)	–	(0.07)
10/31/2023	26.15	0.14	(1.28)	(1.14)	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.18	(3.90)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.29	0.10	12.96	13.06	(0.25)	–	(0.25)

84	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$25.91	(0.70)	1.28	1.35	0.04	$10,530	77
27.88	27.15	1.28	1.35	(0.02)	12,718	57
21.93	(4.90)	1.28	1.33	0.30	11,487	54
23.97	(12.99)	1.28	1.29	0.20	16,026	63
30.62	64.27	1.22	1.22	0.03	19,525	116

27.06	(1.46)	2.03	2.10	(0.70)	1,902	77
29.25	26.24	2.03	2.10	(0.77)	2,489	57
23.17	(5.64)	2.03	2.08	(0.45)	2,499	54
25.36	(13.61)	2.03	2.04	(0.56)	3,624	63
32.44	63.10	1.96	1.96	(0.95)	5,028	116

28.76	(0.46)	1.03	1.20	0.29	2,148	77
30.68	27.51	1.03	1.20	0.24	2,130	57
24.06	(4.68)	1.03	1.18	0.69	4,246	54
26.17	(12.77)	1.03	1.13	0.41	21,683	63
33.11	64.73	0.97	1.07	0.04	66,993	116

28.69	(0.43)	0.98	1.04	0.34	12	77
30.60	27.54	0.98	1.05	0.28	13	57
24.06	(4.60)	0.97	1.01	0.57	10	54
26.20	(12.70)	0.95	0.95	0.51	11	63
33.15	64.72	0.92	0.92	0.35	14	116

28.58	(0.47)	1.03	1.10	0.29	67,732	77
30.50	27.48	1.03	1.10	0.24	77,474	57
23.99	(4.66)	1.03	1.08	0.52	71,703	54
26.14	(12.76)	1.03	1.03	0.41	82,062	63
33.10	64.71	0.95	0.96	0.35	118,351	116

28.59	(0.47)	1.03	1.10	0.28	15	77
30.51	27.47	1.03	1.09	0.30	16	57
24.00	(4.66)	1.03	1.08	0.55	185	54
26.15	(12.73)	1.03	1.05	0.69	272	63
33.10	64.71	0.94	0.94	0.31	17	116

See Notes to Financial Statements.	85

Financial Highlights (continued)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
10/31/2025	$30.60	$0.10	$(0.02)	$0.08	$–	$(1.99)	$(1.99)
10/31/2024	24.06	0.09	6.52	6.61	(0.07)	–	(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.16	0.14	(3.87)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.33	0.07	13.01	13.08	(0.25)	–	(0.25)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Amount is less than $0.01.

86	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$28.69	(0.43)	0.99	1.06	0.33	$3,803	77
30.60	27.54	0.98	1.05	0.31	5,437	57
24.06	(4.60)	0.97	1.03	0.56	9,998	54
26.20	(12.73)	0.98	0.98	0.50	10,472	63
33.16	64.69	0.94	0.95	0.22	11,274	116

See Notes to Financial Statements.	87

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2025	$15.94	$0.11	$1.99	$2.10	$(0.13)	$(0.92)	$(1.05)
10/31/2024	11.92	0.12	4.01	4.13	(0.11)	–	(0.11)
10/31/2023	12.44	0.12	0.01	0.13	(0.14)	(0.51)	(0.65)
10/31/2022	15.04	0.15	(1.03)	(0.88)	(0.14)	(1.58)	(1.72)
10/31/2021	10.56	0.14	4.55	4.69	(0.21)	–	(0.21)
Class C
10/31/2025	13.54	(0.01)	1.69	1.68	(0.03)	(0.92)	(0.95)
10/31/2024	10.13	0.01	3.42	3.43	(0.02)	–	(0.02)
10/31/2023	10.66	0.03	0.01	0.04	(0.06)	(0.51)	(0.57)
10/31/2022	13.10	0.05	(0.88)	(0.83)	(0.03)	(1.58)	(1.61)
10/31/2021	9.19	0.04	3.96	4.00	(0.09)	–	(0.09)
Class F
10/31/2025	15.72	0.13	1.97	2.10	(0.16)	(0.92)	(1.08)
10/31/2024	11.75	0.14	3.95	4.09	(0.12)	–	(0.12)
10/31/2023	12.26	0.14	0.02	0.16	(0.16)	(0.51)	(0.67)
10/31/2022	14.85	0.17	(1.02)	(0.85)	(0.16)	(1.58)	(1.74)
10/31/2021	10.44	0.16	4.48	4.64	(0.23)	–	(0.23)
Class F3
10/31/2025	16.25	0.15	2.05	2.20	(0.17)	(0.92)	(1.09)
10/31/2024	12.14	0.17	4.08	4.25	(0.14)	–	(0.14)
10/31/2023	12.65	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.26	0.20	(1.05)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.71	0.19	4.60	4.79	(0.24)	–	(0.24)
Class I
10/31/2025	16.09	0.15	2.02	2.17	(0.17)	(0.92)	(1.09)
10/31/2024	12.03	0.16	4.04	4.20	(0.14)	–	(0.14)
10/31/2023	12.55	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.16	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.65	0.18	4.57	4.75	(0.24)	–	(0.24)
Class P
10/31/2025	15.51	0.07	1.95	2.02	(0.10)	(0.92)	(1.02)
10/31/2024	11.59	0.09	3.91	4.00	(0.08)	–	(0.08)
10/31/2023	12.12	0.09	0.01	0.10	(0.12)	(0.51)	(0.63)
10/31/2022	14.69	0.12	(1.00)	(0.88)	(0.11)	(1.58)	(1.69)
10/31/2021	10.33	0.11	4.44	4.55	(0.19)	–	(0.19)
Class R2
10/31/2025	15.46	0.07	1.91	1.98	(0.08)	(0.92)	(1.00)
10/31/2024	11.56	0.07	3.90	3.97	(0.07)	–	(0.07)
10/31/2023	12.08	0.07	0.02	0.09	(0.10)	(0.51)	(0.61)
10/31/2022	14.64	0.10	(0.99)	(0.89)	(0.09)	(1.58)	(1.67)
10/31/2021	10.30	0.09	4.43	4.52	(0.18)	–	(0.18)

88	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$16.99	13.69	0.93	0.93	0.68	$1,334,235	42
15.94	34.90	0.95	0.95	0.82	1,295,860	39
11.92	0.92	0.94	0.94	0.98	1,068,294	26
12.44	(6.81)	0.96	0.96	1.19	1,186,259	50
15.04	44.87	0.96	0.96	1.06	1,382,625	73

14.27	12.87	1.68	1.68	(0.06)	21,360	42
13.54	33.86	1.70	1.70	0.08	22,735	39
10.13	0.15	1.69	1.69	0.26	23,316	26
10.66	(7.50)	1.71	1.71	0.43	38,197	50
13.10	43.75	1.71	1.71	0.32	55,600	73

16.74	13.86	0.78	0.78	0.83	28,458	42
15.72	35.14	0.80	0.80	0.98	25,434	39
11.75	1.14	0.79	0.79	1.19	24,745	26
12.26	(6.75)	0.81	0.81	1.32	69,775	50
14.85	45.02	0.81	0.81	1.21	146,249	73

17.36	14.08	0.63	0.63	0.96	32,492	42
16.25	35.37	0.63	0.63	1.14	22,135	39
12.14	1.26	0.63	0.63	1.28	17,642	26
12.65	(6.58)	0.63	0.63	1.53	18,159	50
15.26	45.36	0.63	0.63	1.39	19,916	73

17.17	14.03	0.68	0.68	0.92	575,340	42
16.09	35.26	0.70	0.70	1.07	509,041	39
12.03	1.18	0.69	0.69	1.22	545,537	26
12.55	(6.65)	0.71	0.71	1.48	561,349	50
15.16	45.21	0.71	0.71	1.32	281,392	73

16.51	13.45	1.13	1.13	0.48	3,110	42
15.51	34.74	1.15	1.15	0.63	3,045	39
11.59	0.65	1.14	1.14	0.80	3,237	26
12.12	(7.03)	1.16	1.16	0.99	4,074	50
14.69	44.55	1.16	1.16	0.84	4,881	73

16.44	13.24	1.29	1.29	0.44	859	42
15.46	34.47	1.30	1.30	0.47	2,044	39
11.56	0.59	1.29	1.29	0.62	1,964	26
12.08	(7.17)	1.31	1.31	0.82	2,114	50
14.64	44.28	1.31	1.31	0.72	3,271	73

See Notes to Financial Statements.	89

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2025	$15.53	$0.07	$1.94	$2.01	$(0.09)	$(0.92)	$(1.01)
10/31/2024	11.61	0.08	3.92	4.00	(0.08)	–	(0.08)
10/31/2023	12.13	0.09	0.01	0.10	(0.11)	(0.51)	(0.62)
10/31/2022	14.70	0.12	(1.01)	(0.89)	(0.10)	(1.58)	(1.68)
10/31/2021	10.33	0.11	4.44	4.55	(0.18)	–	(0.18)
Class R4
10/31/2025	15.84	0.11	1.99	2.10	(0.14)	(0.92)	(1.06)
10/31/2024	11.84	0.12	3.99	4.11	(0.11)	–	(0.11)
10/31/2023	12.37	0.12	0.01	0.13	(0.15)	(0.51)	(0.66)
10/31/2022	14.96	0.15	(1.02)	(0.87)	(0.14)	(1.58)	(1.72)
10/31/2021	10.50	0.14	4.52	4.66	(0.20)	–	(0.20)
Class R5
10/31/2025	16.11	0.15	2.02	2.17	(0.17)	(0.92)	(1.09)
10/31/2024	12.04	0.15	4.06	4.21	(0.14)	–	(0.14)
10/31/2023	12.56	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.17	0.18	(1.03)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.66	0.18	4.57	4.75	(0.24)	–	(0.24)
Class R6
10/31/2025	16.27	0.16	2.04	2.20	(0.17)	(0.92)	(1.09)
10/31/2024	12.15	0.17	4.09	4.26	(0.14)	–	(0.14)
10/31/2023	12.66	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.27	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.72	0.19	4.60	4.79	(0.24)	–	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

90	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$16.53	13.45	1.18	1.18	0.43	$64,196	42
15.53	34.63	1.20	1.20	0.57	65,416	39
11.61	0.66	1.19	1.19	0.73	57,037	26
12.13	(7.10)	1.21	1.21	0.93	63,110	50
14.70	44.54	1.21	1.21	0.81	86,249	73

16.88	13.76	0.93	0.93	0.67	4,414	42
15.84	34.96	0.96	0.96	0.81	4,276	39
11.84	0.86	0.94	0.94	0.99	2,523	26
12.37	(6.80)	0.96	0.96	1.20	2,969	50
14.96	44.80	0.96	0.96	1.04	2,988	73

17.19	14.01	0.68	0.68	0.94	1,016	42
16.11	35.31	0.70	0.70	1.06	1,137	39
12.04	1.17	0.69	0.69	1.22	781	26
12.56	(6.64)	0.71	0.71	1.42	776	50
15.17	45.17	0.71	0.71	1.31	986	73

17.38	14.00	0.63	0.63	0.97	13,633	42
16.27	35.42	0.63	0.63	1.14	10,378	39
12.15	1.26	0.63	0.63	1.29	7,577	26
12.66	(6.57)	0.63	0.63	1.44	8,039	50
15.27	45.31	0.63	0.63	1.39	16,209	73

See Notes to Financial Statements.	91

Financial Highlights (continued)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2025	$16.57	$0.19		$3.39	$3.58	$(0.07)	$–	$(0.07)
10/31/2024	12.42	0.15		4.12	4.27	(0.12)	–	(0.12)
10/31/2023	11.37	0.13		1.00	1.13	(0.08)	–	(0.08)
10/31/2022	16.61	0.10		(3.04)	(2.94)	(0.12)	(2.18)	(2.30)
10/31/2021	12.59	0.14		4.57	4.71	(0.18)	(0.51)	(0.69)
Class C
10/31/2025	16.32	0.03		3.35	3.38	–	–	–
10/31/2024	12.24	0.04		4.07	4.11	(0.03)	–	(0.03)
10/31/2023	11.22	0.04		0.98	1.02	–	–	–
10/31/2022	16.41	–	(c)	(3.00)	(3.00)	(0.01)	(2.18)	(2.19)
10/31/2021	12.46	0.02		4.53	4.55	(0.09)	(0.51)	(0.60)
Class F
10/31/2025	16.62	0.42		3.18	3.60	(0.09)	–	(0.09)
10/31/2024	12.45	0.18		4.12	4.30	(0.13)	–	(0.13)
10/31/2023	11.39	0.16		0.99	1.15	(0.09)	–	(0.09)
10/31/2022	16.65	0.11		(3.05)	(2.94)	(0.14)	(2.18)	(2.32)
10/31/2021	12.62	0.16		4.59	4.75	(0.21)	(0.51)	(0.72)
Class F3
10/31/2025	16.66	0.28		3.39	3.67	(0.11)	–	(0.11)
10/31/2024	12.47	0.21		4.14	4.35	(0.16)	–	(0.16)
10/31/2023	11.41	0.18		1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.68	0.13		(3.06)	(2.93)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19		4.60	4.79	(0.23)	(0.51)	(0.74)
Class I
10/31/2025	16.62	0.23		3.40	3.63	(0.11)	–	(0.11)
10/31/2024	12.45	0.17		4.15	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.16		1.00	1.16	(0.11)	–	(0.11)
10/31/2022	16.66	0.12		(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18		4.59	4.77	(0.22)	(0.51)	(0.73)
Class R3
10/31/2025	16.43	0.16		3.34	3.50	(0.03)	–	(0.03)
10/31/2024	12.31	0.11		4.10	4.21	(0.09)	–	(0.09)
10/31/2023	11.26	0.10		0.99	1.09	(0.04)	–	(0.04)
10/31/2022	16.47	0.08		(3.02)	(2.94)	(0.09)	(2.18)	(2.27)
10/31/2021	12.51	0.11		4.52	4.63	(0.16)	(0.51)	(0.67)

92	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$20.08	21.60	0.90	1.04	1.03	$40,596	61
16.57	34.62	0.90	1.72	0.98	7,468	41
12.42	9.98	0.90	2.55	1.08	5,163	55
11.37	(20.30)	0.90	3.43	0.79	4,236	70
16.61	38.37	0.90	3.53	0.88	5,016	87

19.70	20.71	1.65	1.78	0.17	2,603	61
16.32	33.62	1.65	2.45	0.26	543	41
12.24	9.09	1.65	3.33	0.35	345	55
11.22	(20.87)	1.65	4.05	(0.03)	392	70
16.41	37.27	1.65	4.29	0.14	826	87

20.13	21.69	0.75	0.92	2.42	388	61
16.62	34.83	0.75	1.59	1.13	1,358	41
12.45	10.16	0.75	2.42	1.25	1,099	55
11.39	(20.26)	0.75	3.21	0.86	1,277	70
16.65	38.59	0.75	3.40	1.07	2,146	87

20.22	22.14	0.51	0.69	1.47	45,822	61
16.66	35.07	0.53	1.36	1.35	18	41
12.47	10.38	0.57	2.04	1.42	14	55
11.41	(20.15)	0.59	2.99	0.99	13	70
16.68	38.90	0.61	3.20	1.20	18	87

20.14	21.87	0.65	0.79	1.27	240,122	61
16.62	35.00	0.65	1.25	1.07	42,139	41
12.45	10.26	0.65	2.29	1.32	3,245	55
11.40	(20.17)	0.65	3.12	0.93	1,085	70
16.66	38.78	0.65	3.30	1.16	1,837	87

19.90	21.31	1.15	1.31	0.90	883	61
16.43	34.28	1.15	1.98	0.72	824	41
12.31	9.67	1.15	2.80	0.83	598	55
11.26	(20.47)	1.15	3.67	0.59	506	70
16.47	37.85	1.15	3.78	0.70	470	87

See Notes to Financial Statements.	93

Financial Highlights (continued)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
10/31/2025	$16.70	$0.20	$3.41	$3.61	$(0.07)	$–	$(0.07)
10/31/2024	12.41	0.15	4.14	4.29	–	–	–
10/31/2023	11.37	0.15	0.98	1.13	(0.09)	–	(0.09)
10/31/2022	16.62	0.14	(3.09)	(2.95)	(0.12)	(2.18)	(2.30)
10/31/2021	12.60	0.14	4.58	4.72	(0.19)	(0.51)	(0.70)
Class R5
10/31/2025	16.63	0.24	3.40	3.64	(0.11)	–	(0.11)
10/31/2024	12.46	0.19	4.13	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.17	1.00	1.17	(0.11)	–	(0.11)
10/31/2022	16.66	0.12	(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
Class R6
10/31/2025	16.66	0.26	3.42	3.68	(0.11)	–	(0.11)
10/31/2024	12.47	0.21	4.13	4.34	(0.15)	–	(0.15)
10/31/2023	11.41	0.18	1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.67	0.14	(3.06)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.59	4.78	(0.23)	(0.51)	(0.74)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.

94	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$20.24	21.67	0.90	1.05	1.11	$24	61
16.70	34.57	0.90	1.72	0.98	19	41
12.41	9.97	0.90	2.62	1.26	14	55
11.37	(20.37)	0.90	3.88	1.17	514	70
16.62	38.39	0.90	3.54	0.92	19	87

20.16	21.92	0.65	0.80	1.36	23	61
16.63	34.95	0.65	1.48	1.23	19	41
12.46	10.31	0.65	2.30	1.35	14	55
11.40	(20.17)	0.65	3.14	0.93	13	70
16.66	38.78	0.65	3.29	1.16	19	87

20.23	22.06	0.52	0.73	1.48	5,548	61
16.66	35.15	0.53	1.35	1.34	5,454	41
12.47	10.38	0.57	1.99	1.39	3,414	55
11.41	(20.10)	0.59	3.02	1.06	919	70
16.67	38.82	0.61	3.21	1.21	1,215	87

See Notes to Financial Statements.	95

Financial Highlights (continued)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
10/31/2025	$42.72	$(0.29)	$16.13	$15.84	$–	$58.56
10/31/2024	27.67	(0.19)	15.24	15.05	–	42.72
10/31/2023	26.45	(0.15)	1.37	1.22	–	27.67
10/31/2022	52.70	(0.16)	(16.09)	(16.25)	(10.00)	26.45
10/31/2021	42.25	(0.28)	15.10	14.82	(4.37)	52.70
Class C
10/31/2025	36.41	(0.55)	13.67	13.12	–	49.53
10/31/2024	23.76	(0.40)	13.05	12.65	–	36.41
10/31/2023	22.88	(0.31)	1.19	0.88	–	23.76
10/31/2022	47.22	(0.36)	(13.98)	(14.34)	(10.00)	22.88
10/31/2021	38.53	(0.57)	13.63	13.06	(4.37)	47.22
Class F
10/31/2025	44.51	(0.17)	16.82	16.65	–	61.16
10/31/2024	28.76	(0.10)	15.85	15.75	–	44.51
10/31/2023	27.42	(0.07)	1.41	1.34	–	28.76
10/31/2022	54.15	(0.08)	(16.65)	(16.73)	(10.00)	27.42
10/31/2021	43.20	(0.17)	15.49	15.32	(4.37)	54.15
Class F3
10/31/2025	45.34	(0.14)	17.14	17.00	–	62.34
10/31/2024	29.27	(0.07)	16.14	16.07	–	45.34
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
Class I
10/31/2025	44.91	(0.17)	16.98	16.81	–	61.72
10/31/2024	29.02	(0.10)	15.99	15.89	–	44.91
10/31/2023	27.67	(0.09)	1.44	1.35	–	29.02
10/31/2022	54.56	(0.08)	(16.81)	(16.89)	(10.00)	27.67
10/31/2021	43.49	(0.17)	15.61	15.44	(4.37)	54.56
Class R2
10/31/2025	40.90	(0.44)	15.41	14.97	–	55.87
10/31/2024	26.59	(0.31)	14.62	14.31	–	40.90
10/31/2023	25.50	(0.23)	1.32	1.09	–	26.59
10/31/2022	51.32	(0.26)	(15.56)	(15.82)	(10.00)	25.50
10/31/2021	41.38	(0.44)	14.75	14.31	(4.37)	51.32
Class R3
10/31/2025	40.99	(0.39)	15.45	15.06	–	56.05
10/31/2024	26.62	(0.27)	14.64	14.37	–	40.99
10/31/2023	25.51	(0.22)	1.33	1.11	–	26.62
10/31/2022	51.28	(0.23)	(15.54)	(15.77)	(10.00)	25.51
10/31/2021	41.31	(0.39)	14.73	14.34	(4.37)	51.28

96	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

37.08	0.89	0.89	(0.58)	$2,838,614	72
54.39	0.90	0.90	(0.51)	2,178,145	94
4.61	0.91	0.91	(0.55)	1,491,196	120
(38.05)	0.91	0.91	(0.49)	1,569,330	146
37.77	0.89	0.89	(0.61)	2,713,887	140

36.01	1.64	1.64	(1.34)	574,351	72
53.24	1.65	1.65	(1.26)	493,628	94
3.85	1.66	1.66	(1.29)	425,713	120
(38.52)	1.66	1.66	(1.24)	543,043	146
36.75	1.64	1.64	(1.36)	1,142,002	140

37.41	0.64	0.74	(0.33)	382,875	72
54.76	0.65	0.75	(0.26)	261,387	94
4.89	0.66	0.76	(0.25)	244,364	120
(37.89)	0.66	0.76	(0.23)	775,269	146
38.13	0.64	0.74	(0.36)	4,331,228	140

37.52	0.58	0.58	(0.27)	641,388	72
54.87	0.58	0.58	(0.19)	464,143	94
4.95	0.59	0.59	(0.23)	382,432	120
(37.85)	0.59	0.59	(0.17)	430,492	146
38.23	0.58	0.58	(0.30)	697,858	140

37.41	0.64	0.64	(0.33)	3,672,859	72
54.76	0.65	0.65	(0.26)	2,918,040	94
4.88	0.66	0.66	(0.30)	2,124,007	120
(37.89)	0.66	0.66	(0.25)	2,087,818	146
38.13	0.64	0.64	(0.36)	1,282,161	140

36.60	1.24	1.24	(0.93)	2,634	72
53.82	1.25	1.25	(0.86)	2,021	94
4.27	1.26	1.26	(0.89)	1,452	120
(38.28)	1.26	1.26	(0.84)	2,155	146
37.32	1.24	1.24	(0.96)	3,275	140

36.74	1.14	1.14	(0.83)	29,965	72
53.98	1.15	1.15	(0.76)	21,895	94
4.35	1.16	1.16	(0.81)	15,019	120
(38.20)	1.16	1.16	(0.74)	13,621	146
37.44	1.14	1.14	(0.86)	21,928	140

See Notes to Financial Statements.	97

Financial Highlights (continued)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R4
10/31/2025	$42.74	$(0.29)	$16.14	$15.85	$–	$58.59
10/31/2024	27.69	(0.19)	15.24	15.05	–	42.74
10/31/2023	26.46	(0.15)	1.38	1.23	–	27.69
10/31/2022	52.72	(0.16)	(16.10)	(16.26)	(10.00)	26.46
10/31/2021	42.26	(0.28)	15.11	14.83	(4.37)	52.72
Class R5
10/31/2025	44.94	(0.17)	16.98	16.81	–	61.75
10/31/2024	29.04	(0.10)	16.00	15.90	–	44.94
10/31/2023	27.68	(0.09)	1.45	1.36	–	29.04
10/31/2022	54.58	(0.08)	(16.82)	(16.90)	(10.00)	27.68
10/31/2021	43.51	(0.17)	15.61	15.44	(4.37)	54.58
Class R6
10/31/2025	45.33	(0.14)	17.15	17.01	–	62.34
10/31/2024	29.27	(0.08)	16.14	16.06	–	45.33
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

98	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

37.06	0.89	0.89	(0.59)	$16,747	72
54.35	0.90	0.90	(0.51)	14,316	94
4.65	0.91	0.91	(0.54)	9,595	120
(38.06)	0.91	0.91	(0.49)	10,901	146
37.79	0.89	0.89	(0.61)	18,549	140

37.41	0.64	0.64	(0.34)	11,894	72
54.81	0.65	0.65	(0.26)	11,478	94
4.88	0.66	0.66	(0.30)	9,206	120
(37.91)	0.66	0.66	(0.24)	9,706	146
38.13	0.64	0.64	(0.36)	19,722	140

37.52	0.58	0.58	(0.27)	163,659	72
54.87	0.58	0.58	(0.19)	141,383	94
4.95	0.59	0.59	(0.23)	113,990	120
(37.85)	0.59	0.59	(0.17)	124,498	146
38.23	0.58	0.58	(0.30)	181,524	140

See Notes to Financial Statements.	99

Financial Highlights (continued)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2025	$19.79	$(0.09)	$1.79	$1.70	$(0.06)	$–	$(0.06)
10/31/2024	15.39	(0.10)	4.50	4.40	–	–	–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.96	(0.05)	(3.37)	(3.42)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.10	5.00	–	(2.31)	(2.31)
Class C
10/31/2025	18.96	(0.22)	1.71	1.49	–	–	–
10/31/2024	14.86	(0.24)	4.34	4.10	–	–	–
10/31/2023	16.61	(0.20)	(1.55)	(1.75)	–	–	–
10/31/2022	21.56	(0.17)	(3.31)	(3.48)	–	(1.47)	(1.47)
10/31/2021	19.09	(0.25)	5.03	4.78	–	(2.31)	(2.31)
Class F
10/31/2025	20.05	(0.04)	1.83	1.79	(0.09)	–	(0.09)
10/31/2024	15.56	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.22	(0.03)	(1.63)	(1.66)	–	–	–
10/31/2022	22.08	– (c)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	–	(2.31)	(2.31)
Class F3
10/31/2025	20.08	(0.02)	1.83	1.81	(0.11)	–	(0.11)
10/31/2024	15.56	(0.02)	4.54	4.52	–	–	–
10/31/2023	17.23	– (c)	(1.62)	(1.62)	(0.05)	–	(0.05)
10/31/2022	22.07	0.02	(3.39)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.33	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
Class I
10/31/2025	20.02	(0.04)	1.82	1.78	(0.11)	–	(0.11)
10/31/2024	15.53	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (c)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.11	5.06	–	(2.31)	(2.31)
Class R3
10/31/2025	19.51	(0.13)	1.75	1.62	(0.06)	–	(0.06)
10/31/2024	15.21	(0.15)	4.45	4.30	–	–	–
10/31/2023	16.91	(0.11)	(1.59)	(1.70)	–	–	–
10/31/2022	21.82	(0.09)	(3.35)	(3.44)	–	(1.47)	(1.47)
10/31/2021	19.21	(0.15)	5.07	4.92	–	(2.31)	(2.31)

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$21.43	8.61	1.03	3.48	(0.48)	$4,496	91
19.79	28.51	1.03	3.34	(0.55)	4,526	88
15.39	(9.78)	1.03	3.53	(0.42)	3,853	74
17.07	(16.29)	1.03	4.11	(0.26)	3,177	49
21.96	28.56	1.03	3.90	(0.50)	3,507	59

20.45	7.86	1.78	4.24	(1.22)	1,338	91
18.96	27.51	1.78	4.09	(1.30)	1,227	88
14.86	(10.48)	1.78	4.26	(1.19)	930	74
16.61	(16.91)	1.78	4.85	(1.02)	607	49
21.56	27.57	1.78	4.62	(1.25)	786	59

21.75	8.89	0.78	3.32	(0.23)	132	91
20.05	28.84	0.78	3.18	(0.30)	191	88
15.56	(9.58)	0.78	3.41	(0.15)	173	74
17.22	(16.05)	0.78	3.97	0.01	373	49
22.08	28.88	0.78	3.63	(0.23)	587	59

21.78	9.09	0.65	3.19	(0.09)	40	91
20.08	29.05	0.60	3.04	(0.13)	37	88
15.56	(9.45)	0.62	3.11	(0.01)	28	74
17.23	(15.96)	0.68	3.69	0.09	31	49
22.07	28.91	0.71	3.55	(0.18)	40	59

21.69	8.92	0.78	3.25	(0.19)	42	91
20.02	28.83	0.78	3.10	(0.30)	43	88
15.53	(9.58)	0.78	3.26	(0.18)	49	74
17.21	(16.06)	0.78	3.85	(0.03)	15	49
22.07	28.82	0.78	3.66	(0.25)	20	59

21.07	8.39	1.28	3.77	(0.69)	134	91
19.51	28.19	1.28	3.60	(0.80)	30	88
15.21	(9.99)	1.28	3.75	(0.65)	24	74
16.91	(16.50)	1.28	4.35	(0.52)	11	49
21.82	28.19	1.28	4.17	(0.75)	15	59

See Notes to Financial Statements.	101

Financial Highlights (continued)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
10/31/2025	$19.78	$(0.09)	$1.79	$1.70	$(0.06)	$–	$(0.06)
10/31/2024	15.39	(0.10)	4.49	4.39	–	–	–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.95	(0.04)	(3.37)	(3.41)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.09	4.99	–	(2.31)	(2.31)
Class R5
10/31/2025	20.01	(0.05)	1.83	1.78	(0.11)	–	(0.11)
10/31/2024	15.53	(0.06)	4.54	4.48	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (c)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	(0.01)	(2.31)	(2.32)
Class R6
10/31/2025	20.09	(0.02)	1.84	1.82	(0.11)	–	(0.11)
10/31/2024	15.56	(0.02)	4.55	4.53	–	–	–
10/31/2023	17.24	– (c)	(1.63)	(1.63)	(0.05)	–	(0.05)
10/31/2022	22.08	0.01	(3.38)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.34	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.

102	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$21.42	8.67	1.03	3.48	(0.46)	$14	91
19.78	28.53	1.03	3.31	(0.53)	13	88
15.39	(9.84)	1.03	3.53	(0.41)	10	74
17.07	(16.25)	1.03	4.10	(0.26)	11	49
21.95	28.50	1.03	3.92	(0.50)	15	59

21.68	8.92	0.78	3.25	(0.25)	14	91
20.01	28.83	0.78	3.08	(0.31)	13	88
15.53	(9.58)	0.78	3.28	(0.15)	10	74
17.21	(16.06)	0.78	3.84	(0.01)	11	49
22.07	28.86	0.78	3.67	(0.24)	15	59

21.80	9.08	0.65	3.18	(0.11)	2,241	91
20.09	29.03	0.60	3.03	(0.11)	2,485	88
15.56	(9.44)	0.62	3.11	(0.01)	1,885	74
17.24	(15.95)	0.68	3.68	0.08	2,198	49
22.08	28.89	0.70	3.48	(0.17)	2,851	59

See Notes to Financial Statements.	103

Financial Highlights (continued)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2025	$15.44	$0.24	$3.36	$3.60	$(0.21)	$(0.41)	$(0.62)
10/31/2024	12.37	0.20	3.11	3.31	(0.24)	–	(0.24)
10/31/2023	11.61	0.22	0.79	1.01	(0.25)	–	(0.25)
10/31/2022	17.67	0.26	(4.35)	(4.09)	(0.22)	(1.75)	(1.97)
10/31/2021	13.41	0.17	4.27	4.44	(0.18)	–	(0.18)
Class C
10/31/2025	15.45	0.12	3.38	3.50	(0.08)	(0.41)	(0.49)
10/31/2024	12.31	0.09	3.11	3.20	(0.06)	–	(0.06)
10/31/2023	11.53	0.08	0.83	0.91	(0.13)	–	(0.13)
10/31/2022	17.54	0.15	(4.34)	(4.19)	(0.07)	(1.75)	(1.82)
10/31/2021	13.31	0.05	4.22	4.27	(0.04)	–	(0.04)
Class F
10/31/2025	15.39	0.26	3.36	3.62	(0.24)	(0.41)	(0.65)
10/31/2024	12.33	0.22	3.10	3.32	(0.26)	–	(0.26)
10/31/2023	11.57	0.22	0.81	1.03	(0.27)	–	(0.27)
10/31/2022	17.61	0.25	(4.29)	(4.04)	(0.25)	(1.75)	(2.00)
10/31/2021	13.36	0.22	4.22	4.44	(0.19)	–	(0.19)
Class F3
10/31/2025	15.72	0.31	3.40	3.71	(0.25)	(0.41)	(0.66)
10/31/2024	12.58	0.25	3.17	3.42	(0.28)	–	(0.28)
10/31/2023	11.80	0.28	0.79	1.07	(0.29)	–	(0.29)
10/31/2022	17.92	0.33	(4.44)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.59	0.23	4.32	4.55	(0.22)	–	(0.22)
Class I
10/31/2025	15.66	0.28	3.41	3.69	(0.25)	(0.41)	(0.66)
10/31/2024	12.54	0.24	3.15	3.39	(0.27)	–	(0.27)
10/31/2023	11.77	0.26	0.80	1.06	(0.29)	–	(0.29)
10/31/2022	17.88	0.31	(4.41)	(4.10)	(0.26)	(1.75)	(2.01)
10/31/2021	13.56	0.21	4.32	4.53	(0.21)	–	(0.21)
Class P
10/31/2025	15.48	0.22	3.36	3.58	(0.18)	(0.41)	(0.59)
10/31/2024	12.40	0.18	3.11	3.29	(0.21)	–	(0.21)
10/31/2023	11.63	0.19	0.81	1.00	(0.23)	–	(0.23)
10/31/2022	17.69	0.24	(4.37)	(4.13)	(0.18)	(1.75)	(1.93)
10/31/2021	13.42	0.09	4.31	4.40	(0.13)	–	(0.13)
Class R2
10/31/2025	15.44	0.19	3.36	3.55	(0.16)	(0.41)	(0.57)
10/31/2024	12.37	0.15	3.12	3.27	(0.20)	–	(0.20)
10/31/2023	11.62	0.17	0.79	0.96	(0.21)	–	(0.21)
10/31/2022	17.67	0.22	(4.37)	(4.15)	(0.15)	(1.75)	(1.90)
10/31/2021	13.39	0.12	4.25	4.37	(0.09)	–	(0.09)

104	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$18.42	24.30	0.91	0.94	1.49	$187,898	102
15.44	27.03	0.94	0.97	1.38	153,922	89
12.37	8.72	0.95	0.99	1.65	132,735	106
11.61	(25.75)	1.17	1.22	1.89	131,097	87
17.67	33.15	1.17	1.19	1.04	193,680	58

18.46	23.36	1.66	1.68	0.71	1,931	102
15.45	26.10	1.69	1.72	0.61	1,222	89
12.31	7.82	1.72	1.76	0.63	1,414	106
11.53	(26.26)	1.92	1.97	1.09	4,161	87
17.54	32.20	1.92	1.94	0.28	7,622	58

18.36	24.52	0.76	0.78	1.56	7,492	102
15.39	27.19	0.79	0.82	1.53	4,256	89
12.33	8.89	0.80	0.84	1.68	3,894	106
11.57	(25.57)	0.96	1.06	1.76	7,986	87
17.61	33.43	0.96	1.04	1.30	24,909	58

18.77	24.64	0.60	0.62	1.82	60,826	102
15.72	27.48	0.61	0.64	1.68	15,859	89
12.58	9.07	0.61	0.65	2.08	11,841	106
11.80	(25.50)	0.84	0.89	2.39	5,987	87
17.92	33.57	0.84	0.86	1.38	5,928	58

18.69	24.60	0.66	0.69	1.69	226,150	102
15.66	27.38	0.69	0.72	1.63	147,149	89
12.54	8.98	0.69	0.73	1.94	136,201	106
11.77	(25.51)	0.86	0.97	2.23	121,926	87
17.88	33.55	0.86	0.94	1.24	170,044	58

18.47	24.06	1.09	1.11	1.33	15	102
15.48	26.81	1.11	1.14	1.22	13	89
12.40	8.57	1.14	1.18	1.44	10	106
11.63	(25.89)	1.37	1.39	1.71	9	87
17.69	32.90	1.37	1.39	0.53	13	58

18.42	23.87	1.26	1.29	1.15	308	102
15.44	26.64	1.29	1.32	1.04	225	89
12.37	8.27	1.30	1.34	1.30	169	106
11.62	(25.98)	1.52	1.58	1.60	143	87
17.67	32.70	1.52	1.54	0.70	178	58

See Notes to Financial Statements.	105

Financial Highlights (continued)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2025	$15.16	$0.20	$3.30	$3.50	$(0.17)	$(0.41)	$(0.58)
10/31/2024	12.15	0.17	3.04	3.21	(0.20)	–	(0.20)
10/31/2023	11.40	0.19	0.78	0.97	(0.22)	–	(0.22)
10/31/2022	17.38	0.22	(4.28)	(4.06)	(0.17)	(1.75)	(1.92)
10/31/2021	13.20	0.13	4.18	4.31	(0.13)	–	(0.13)
Class R4
10/31/2025	15.35	0.23	3.35	3.58	(0.22)	(0.41)	(0.63)
10/31/2024	12.30	0.20	3.09	3.29	(0.24)	–	(0.24)
10/31/2023	11.55	0.22	0.79	1.01	(0.26)	–	(0.26)
10/31/2022	17.58	0.26	(4.33)	(4.07)	(0.21)	(1.75)	(1.96)
10/31/2021	13.35	0.18	4.23	4.41	(0.18)	–	(0.18)
Class R5
10/31/2025	15.54	0.27	3.39	3.66	(0.25)	(0.41)	(0.66)
10/31/2024	12.45	0.29	3.07	3.36	(0.27)	–	(0.27)
10/31/2023	11.69	0.25	0.80	1.05	(0.29)	–	(0.29)
10/31/2022	17.78	0.21	(4.29)	(4.08)	(0.26)	(1.75)	(2.01)
10/31/2021	13.50	0.22	4.27	4.49	(0.21)	–	(0.21)
Class R6
10/31/2025	15.71	0.31	3.40	3.71	(0.25)	(0.41)	(0.66)
10/31/2024	12.57	0.26	3.16	3.42	(0.28)	–	(0.28)
10/31/2023	11.79	0.26	0.81	1.07	(0.29)	–	(0.29)
10/31/2022	17.91	0.31	(4.42)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.58	0.23	4.32	4.55	(0.22)	–	(0.22)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

106	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$18.08	24.01	1.16	1.19	1.26	$6,843	102
15.16	26.68	1.19	1.22	1.19	5,714	89
12.15	8.42	1.19	1.23	1.44	4,530	106
11.40	(25.88)	1.42	1.47	1.63	4,203	87
17.38	32.81	1.42	1.44	0.80	6,114	58

18.30	24.31	0.91	0.94	1.44	2,646	102
15.35	27.01	0.94	0.97	1.36	2,220	89
12.30	8.70	0.95	0.99	1.68	1,359	106
11.55	(25.71)	1.17	1.23	1.93	1,306	87
17.58	33.11	1.17	1.19	1.06	1,685	58

18.54	24.60	0.66	0.69	1.63	269	102
15.54	27.33	0.71	0.73	1.87	242	89
12.45	8.96	0.69	0.73	1.93	14	106
11.69	(25.56)	0.92	0.96	1.42	14	87
17.78	33.50	0.92	0.94	1.30	81	58

18.76	24.66	0.60	0.62	1.85	6,462	102
15.71	27.50	0.61	0.64	1.71	4,616	89
12.57	9.08	0.62	0.66	1.99	3,263	106
11.79	(25.51)	0.84	0.88	2.21	2,639	87
17.91	33.60	0.84	0.86	1.36	4,180	58

See Notes to Financial Statements.	107

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
10/31/2025	$18.96	$0.33	$2.89	$3.22	$(0.34)	$21.84	17.34
10/31/2024	15.94	0.32	2.97	3.29	(0.27)	18.96	20.77
10/31/2023	14.80	0.24	1.17	1.41	(0.27)	15.94	9.54
10/31/2022	21.36	0.19	(6.27)	(6.08)	(0.48)	14.80	(29.03)
10/31/2021	15.69	0.20	5.47	5.67	–	21.36	36.14
Class C
10/31/2025	17.37	0.16	2.66	2.82	(0.17)	20.02	16.43
10/31/2024	14.60	0.16	2.73	2.89	(0.12)	17.37	19.82
10/31/2023	13.54	0.09	1.10	1.19	(0.13)	14.60	8.76
10/31/2022	19.57	0.05	(5.76)	(5.71)	(0.32)	13.54	(29.58)
10/31/2021	14.47	0.04	5.06	5.10	–	19.57	35.25
Class F
10/31/2025	18.81	0.34	2.89	3.23	(0.37)	21.67	17.54
10/31/2024	15.81	0.35	2.94	3.29	(0.29)	18.81	20.92
10/31/2023	14.67	0.19	1.23	1.42	(0.28)	15.81	9.70
10/31/2022	21.19	0.22	(6.23)	(6.01)	(0.51)	14.67	(28.93)
10/31/2021	15.53	0.23	5.43	5.66	–	21.19	36.38
Class F3
10/31/2025	19.79	0.41	3.02	3.43	(0.39)	22.83	17.73
10/31/2024	16.62	0.39	3.10	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.27	(6.54)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.29	5.67	5.96	–	22.22	36.65
Class I
10/31/2025	19.63	0.40	2.98	3.38	(0.39)	22.62	17.61
10/31/2024	16.50	0.38	3.07	3.45	(0.32)	19.63	21.02
10/31/2023	15.31	0.29	1.22	1.51	(0.32)	16.50	9.85
10/31/2022	22.08	0.24	(6.48)	(6.24)	(0.53)	15.31	(28.85)
10/31/2021	16.17	0.26	5.65	5.91	–	22.08	36.55
Class P
10/31/2025	19.59	0.30	2.98	3.28	(0.30)	22.57	17.07
10/31/2024	16.37	0.29	3.06	3.35	(0.13)	19.59	20.49
10/31/2023	15.18	0.19	1.23	1.42	(0.23)	16.37	9.37
10/31/2022	21.89	0.17	(6.45)	(6.28)	(0.43)	15.18	(29.19)
10/31/2021	16.10	0.17	5.62	5.79	–	21.89	35.96
Class R2
10/31/2025	18.56	0.25	2.83	3.08	(0.27)	21.37	16.89
10/31/2024	15.59	0.24	2.92	3.16	(0.19)	18.56	20.35
10/31/2023	14.48	0.15	1.18	1.33	(0.22)	15.59	9.17
10/31/2022	20.89	0.13	(6.15)	(6.02)	(0.39)	14.48	(29.28)
10/31/2021	15.39	0.12	5.38	5.50	–	20.89	35.74

108	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

1.25	1.29	1.65	$97,815	98
1.24	1.25	1.71	92,403	50
1.22	1.25	1.38	85,371	39
1.22	1.26	1.10	84,505	70
1.19	1.21	1.00	130,088	74

2.00	2.04	0.90	2,220	98
1.99	2.00	0.96	3,397	50
1.98	2.01	0.56	4,729	39
1.97	2.00	0.30	7,226	70
1.95	1.96	0.22	14,488	74

1.10	1.14	1.71	2,449	98
1.09	1.10	1.89	2,545	50
1.08	1.11	1.16	3,683	39
1.07	1.10	1.22	13,570	70
1.05	1.06	1.13	54,601	74

0.92	0.96	1.98	32,654	98
0.91	0.92	2.04	30,426	50
0.89	0.92	1.68	27,245	39
0.89	0.93	1.47	25,732	70
0.86	0.88	1.36	30,504	74

1.00	1.04	1.92	152,728	98
0.99	1.00	1.96	154,096	50
0.97	1.00	1.64	143,466	39
0.97	1.01	1.34	153,655	70
0.95	0.96	1.24	193,183	74

1.45	1.49	1.46	34	98
1.44	1.45	1.51	27	50
1.43	1.46	1.09	21	39
1.42	1.46	0.93	113	70
1.39	1.41	0.80	140	74

1.60	1.64	1.27	1,731	98
1.59	1.60	1.34	1,571	50
1.57	1.60	0.93	1,402	39
1.57	1.61	0.72	1,913	70
1.55	1.56	0.63	2,771	74

See Notes to Financial Statements.	109

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
10/31/2025	$18.53	$0.28	$2.82	$3.10	$(0.29)	$21.34	17.05
10/31/2024	15.59	0.27	2.91	3.18	(0.24)	18.53	20.45
10/31/2023	14.47	0.19	1.16	1.35	(0.23)	15.59	9.30
10/31/2022	20.82	0.15	(6.15)	(6.00)	(0.35)	14.47	(29.24)
10/31/2021	15.32	0.10	5.40	5.50	–	20.82	35.90
Class R4
10/31/2025	18.85	0.34	2.86	3.20	(0.34)	21.71	17.35
10/31/2024	15.86	0.32	2.95	3.27	(0.28)	18.85	20.73
10/31/2023	14.72	0.24	1.17	1.41	(0.27)	15.86	9.54
10/31/2022	21.26	0.19	(6.25)	(6.06)	(0.48)	14.72	(29.02)
10/31/2021	15.61	0.18	5.47	5.65	–	21.26	36.19
Class R5
10/31/2025	19.62	0.40	2.98	3.38	(0.39)	22.61	17.62
10/31/2024	16.49	0.38	3.07	3.45	(0.32)	19.62	21.03
10/31/2023	15.30	0.29	1.22	1.51	(0.32)	16.49	9.85
10/31/2022	22.07	0.24	(6.48)	(6.24)	(0.53)	15.30	(28.88)
10/31/2021	16.17	0.14	5.76	5.90	–	22.07	36.49
Class R6
10/31/2025	19.79	0.42	3.01	3.43	(0.39)	22.83	17.72
10/31/2024	16.62	0.40	3.09	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.26	(6.53)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.24	5.72	5.96	–	22.22	36.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

110	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

1.50	1.54	1.42	$5,166	98
1.49	1.50	1.49	4,706	50
1.47	1.50	1.16	4,508	39
1.47	1.51	0.84	4,129	70
1.45	1.47	0.51	6,838	74

1.25	1.29	1.68	2,732	98
1.24	1.25	1.72	2,683	50
1.22	1.25	1.39	2,278	39
1.22	1.26	1.10	1,935	70
1.20	1.22	0.91	2,869	74

1.00	1.04	1.93	2,175	98
0.99	1.00	1.98	2,105	50
0.97	1.00	1.62	2,009	39
0.97	1.00	1.33	1,877	70
0.95	0.97	0.70	3,283	74

0.92	0.96	1.99	18,204	98
0.91	0.92	2.05	17,454	50
0.89	0.92	1.70	16,179	39
0.89	0.93	1.42	15,946	70
0.87	0.89	1.14	25,184	74

See Notes to Financial Statements.	111

Financial Highlights (continued)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
10/31/2025	$8.05	$0.28	$1.82	$2.10	$(0.28)	$9.87
10/31/2024	6.81	0.26	1.27	1.53	(0.29)	8.05
10/31/2023	6.14	0.19	0.68	0.87	(0.20)	6.81
10/31/2022	8.00	0.26	(1.79)	(1.53)	(0.33)	6.14
10/31/2021	6.03	0.21	1.98	2.19	(0.22)	8.00
Class C
10/31/2025	8.00	0.21	1.80	2.01	(0.21)	9.80
10/31/2024	6.76	0.20	1.26	1.46	(0.22)	8.00
10/31/2023	6.09	0.13	0.68	0.81	(0.14)	6.76
10/31/2022	7.93	0.22	(1.79)	(1.57)	(0.27)	6.09
10/31/2021	5.98	0.15	1.96	2.11	(0.16)	7.93
Class F
10/31/2025	8.12	0.29	1.84	2.13	(0.29)	9.96
10/31/2024	6.87	0.28	1.27	1.55	(0.30)	8.12
10/31/2023	6.18	0.19	0.70	0.89	(0.20)	6.87
10/31/2022	8.04	0.31	(1.83)	(1.52)	(0.34)	6.18
10/31/2021	6.06	0.23	1.98	2.21	(0.23)	8.04
Class F3
10/31/2025	8.14	0.31	1.84	2.15	(0.30)	9.99
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.28	(1.80)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
Class I
10/31/2025	8.13	0.30	1.84	2.14	(0.30)	9.97
10/31/2024	6.87	0.29	1.27	1.56	(0.30)	8.13
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.32	(1.84)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.25	1.98	2.23	(0.24)	8.06
Class R2
10/31/2025	8.27	0.25	1.87	2.12	(0.25)	10.14
10/31/2024	6.99	0.24	1.30	1.54	(0.26)	8.27
10/31/2023	6.30	0.18	0.70	0.88	(0.19)	6.99
10/31/2022	8.21	0.21	(1.81)	(1.60)	(0.31)	6.30
10/31/2021	6.18	0.19	2.03	2.22	(0.19)	8.21
Class R3
10/31/2025	8.15	0.26	1.85	2.11	(0.26)	10.00
10/31/2024	6.89	0.24	1.28	1.52	(0.26)	8.15
10/31/2023	6.22	0.18	0.68	0.86	(0.19)	6.89
10/31/2022	8.09	0.24	(1.80)	(1.56)	(0.31)	6.22
10/31/2021	6.10	0.20	1.99	2.19	(0.20)	8.09

112	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

26.45	0.96	0.98	3.13	$240,603	66
22.53	0.97	0.99	3.35	209,747	54
14.09	0.98	1.02	2.72	190,585	46
(19.56)	1.12	1.18	3.66	181,412	67
36.44	1.12	1.14	2.73	242,422	61

25.40	1.71	1.73	2.40	2,028	66
21.74	1.72	1.74	2.62	1,787	54
13.22	1.74	1.78	1.91	2,733	46
(20.19)	1.87	1.93	3.00	5,037	67
35.37	1.87	1.89	1.88	10,707	61

26.66	0.81	0.83	3.28	5,250	66
22.65	0.82	0.84	3.49	4,933	54
14.33	0.83	0.89	2.71	4,786	46
(19.45)	0.92	1.02	4.11	9,803	67
36.78	0.92	0.99	2.93	29,094	61

26.84	0.63	0.65	3.45	45,927	66
23.07	0.64	0.66	3.65	34,183	54
14.42	0.65	0.69	3.07	28,831	46
(19.32)	0.80	0.87	3.92	22,938	67
36.87	0.79	0.83	3.06	25,103	61

26.75	0.71	0.73	3.37	167,048	66
22.92	0.72	0.74	3.60	148,827	54
14.42	0.73	0.77	3.00	125,953	46
(19.33)	0.82	0.91	4.23	117,542	67
36.86	0.82	0.89	3.14	334,988	61

25.93	1.31	1.33	2.76	78	66
22.09	1.31	1.33	3.02	59	54
13.83	1.32	1.36	2.47	54	46
(19.92)	1.47	1.55	2.95	44	67
36.04	1.47	1.49	2.37	27	61

26.05	1.21	1.23	2.88	5,365	66
22.23	1.22	1.24	2.99	5,052	54
13.76	1.23	1.27	2.47	6,211	46
(19.67)	1.37	1.43	3.36	6,003	67
36.00	1.37	1.39	2.50	6,840	61

See Notes to Financial Statements.	113

Financial Highlights (continued)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
10/31/2025	$8.03	$0.28	$1.81	$2.09	$(0.28)	$9.84
10/31/2024	6.79	0.26	1.27	1.53	(0.29)	8.03
10/31/2023	6.12	0.21	0.66	0.87	(0.20)	6.79
10/31/2022	7.98	0.27	(1.80)	(1.53)	(0.33)	6.12
10/31/2021	6.01	0.24	1.95	2.19	(0.22)	7.98
Class R5
10/31/2025	8.09	0.30	1.83	2.13	(0.30)	9.92
10/31/2024	6.84	0.29	1.26	1.55	(0.30)	8.09
10/31/2023	6.16	0.21	0.69	0.90	(0.22)	6.84
10/31/2022	8.03	0.27	(1.79)	(1.52)	(0.35)	6.16
10/31/2021	6.05	0.24	1.98	2.22	(0.24)	8.03
Class R6
10/31/2025	8.14	0.31	1.84	2.15	(0.30)	9.99
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.29	(1.81)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

114	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

26.39	0.96	0.98	3.18	$178	66
22.61	0.97	0.99	3.29	164	54
14.11	0.98	1.02	2.88	107	46
(19.62)	1.12	1.18	3.70	109	67
36.35	1.12	1.14	2.98	153	61

26.76	0.71	0.73	3.37	15	66
22.88	0.69	0.71	3.63	12	54
14.49	0.73	0.77	2.94	10	46
(19.40)	0.87	0.93	3.69	14	67
36.82	0.87	0.88	3.09	15	61

26.84	0.63	0.65	3.46	1,683	66
23.07	0.64	0.66	3.69	1,714	54
14.43	0.65	0.69	3.01	1,608	46
(19.32)	0.80	0.87	3.97	1,374	67
36.87	0.79	0.83	3.06	1,375	61

See Notes to Financial Statements.	115

Financial Highlights (continued)

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
10/31/2025	$16.51	$(0.18)	$3.90	$3.72	$–	$20.23
10/31/2024	11.05	(0.17)	5.63	5.46	–	16.51
10/31/2023	13.86	(0.16)	(2.65)	(2.81)	–	11.05
10/31/2022	19.36	(0.13)	(5.37)	(5.50)	–	13.86
10/31/2021	17.51	(0.25)	7.18	6.93	(5.08)	19.36
Class C
10/31/2025	19.59	(0.37)	4.60	4.23	–	23.82
10/31/2024	13.21	(0.33)	6.71	6.38	–	19.59
10/31/2023	16.70	(0.31)	(3.18)	(3.49)	–	13.21
10/31/2022	23.49	(0.30)	(6.49)	(6.79)	–	16.70
10/31/2021	20.44	(0.49)	8.62	8.13	(5.08)	23.49
Class F
10/31/2025	20.43	(0.17)	4.84	4.67	–	25.10
10/31/2024	13.64	(0.16)	6.95	6.79	–	20.43
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.25)	8.63	8.38	(5.08)	23.77
Class I
10/31/2025	20.43	(0.17)	4.83	4.66	–	25.09
10/31/2024	13.64	(0.17)	6.96	6.79	–	20.43
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.24)	8.62	8.38	(5.08)	23.77

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

116	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

22.53	1.37	1.37	(1.08)	$27,724	107
49.41	1.37	1.38	(1.19)	26,848	122
(20.27)	1.36	1.37	(1.16)	24,056	121
(28.41)	1.40	1.41	(0.91)	36,107	87
47.12	1.36	1.37	(1.29)	61,063	102

21.59	2.12	2.12	(1.83)	5,085	107
48.30	2.12	2.13	(1.94)	5,353	122
(20.90)	2.12	2.13	(1.91)	4,641	121
(28.91)	2.15	2.16	(1.66)	6,827	87
46.03	2.12	2.13	(2.05)	13,532	102

22.81	1.12	1.22	(0.83)	5,313	107
49.78	1.12	1.23	(0.93)	7,057	122
(20.09)	1.12	1.23	(0.90)	11,019	121
(28.19)	1.15	1.25	(0.63)	41,545	87
47.39	1.12	1.22	(1.05)	167,300	102

22.81	1.12	1.12	(0.83)	168,881	107
49.78	1.12	1.13	(0.94)	155,430	122
(20.09)	1.11	1.12	(0.91)	123,214	121
(28.19)	1.15	1.16	(0.68)	149,122	87
47.39	1.11	1.12	(1.03)	155,420	102

See Notes to Financial Statements.	117

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
10/31/2025	$20.13	$0.04	$(0.30)		$(0.26)	$–		$(1.30)	$(1.30)
10/31/2024	15.52	0.02	4.85		4.87	(0.02)		(0.24)	(0.26)
10/31/2023	16.91	0.05	0.01		0.06	(0.11)		(1.34)	(1.45)
10/31/2022	23.70	0.10	(4.01)		(3.91)	–		(2.88)	(2.88)
10/31/2021	16.98	0.01	7.76		7.77	(0.05)		(1.00)	(1.05)
Class C
10/31/2025	15.88	(0.07)	(0.22)		(0.29)	–		(1.30)	(1.30)
10/31/2024	12.36	(0.09)	3.85		3.76	–		(0.24)	(0.24)
10/31/2023	13.75	(0.05)	–	(c)	(0.05)	–		(1.34)	(1.34)
10/31/2022	19.92	(0.03)	(3.26)		(3.29)	–		(2.88)	(2.88)
10/31/2021	14.47	(0.13)	6.58		6.45	–		(1.00)	(1.00)
Class F
10/31/2025	20.85	0.08	(0.32)		(0.24)	(0.02)		(1.30)	(1.32)
10/31/2024	16.06	0.05	5.02		5.07	(0.04)		(0.24)	(0.28)
10/31/2023	17.45	0.09	(0.01	)(d)	0.08	(0.13)		(1.34)	(1.47)
10/31/2022	24.37	0.14	(4.15)		(4.01)	(0.03)		(2.88)	(2.91)
10/31/2021	17.42	0.04	7.98		8.02	(0.07)		(1.00)	(1.07)
Class F3
10/31/2025	21.74	0.11	(0.33)		(0.22)	(0.04)		(1.30)	(1.34)
10/31/2024	16.72	0.09	5.24		5.33	(0.07)		(0.24)	(0.31)
10/31/2023	18.11	0.11	–	(c)	0.11	(0.16)		(1.34)	(1.50)
10/31/2022	25.16	0.18	(4.29)		(4.11)	(0.06)		(2.88)	(2.94)
10/31/2021	17.95	0.09	8.21		8.30	(0.09)		(1.00)	(1.09)
Class I
10/31/2025	21.46	0.10	(0.33)		(0.23)	(0.04)		(1.30)	(1.34)
10/31/2024	16.53	0.06	5.17		5.23	(0.06)		(0.24)	(0.30)
10/31/2023	17.93	0.10	–	(c)	0.10	(0.16)		(1.34)	(1.50)
10/31/2022	24.95	0.15	(4.24)		(4.09)	(0.05)		(2.88)	(2.93)
10/31/2021	17.82	0.06	8.16		8.22	(0.09)		(1.00)	(1.09)
Class P
10/31/2025	19.41	0.01	(0.29)		(0.28)	–		(1.30)	(1.30)
10/31/2024	14.98	(0.02)	4.69		4.67	–		(0.24)	(0.24)
10/31/2023	16.38	0.02	(0.01	)(d)	0.01	(0.07)		(1.34)	(1.41)
10/31/2022	23.08	0.06	(3.88)		(3.82)	–		(2.88)	(2.88)
10/31/2021	16.55	(0.03)	7.56		7.53	(–	)(c)	(1.00)	(1.00)
Class R2
10/31/2025	18.60	(0.02)	(0.27)		(0.29)	–		(1.30)	(1.30)
10/31/2024	14.39	(0.04)	4.49		4.45	–		(0.24)	(0.24)
10/31/2023	15.78	(0.01)	0.01		–	(0.05)		(1.34)	(1.39)
10/31/2022	22.37	0.03	(3.74)		(3.71)	–		(2.88)	(2.88)
10/31/2021	16.09	(0.06)	7.34		7.28	–		(1.00)	(1.00)

118	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$18.57	(1.90)	1.16	1.16	0.23	$530,960	36
20.13	31.76	1.18	1.19	0.09	629,155	33
15.52	0.12	1.18	1.18	0.31	540,438	19
16.91	(19.11)	1.16	1.16	0.53	633,570	40
23.70	47.52	1.15	1.15	0.04	851,298	56

14.29	(2.65)	1.91	1.92	(0.49)	10,652	36
15.88	30.84	1.93	1.94	(0.64)	22,728	33
12.36	(0.70)	1.93	1.93	(0.40)	28,372	19
13.75	(19.70)	1.91	1.91	(0.22)	45,211	40
19.92	46.42	1.90	1.90	(0.70)	76,310	56

19.29	(1.73)	1.01	1.01	0.39	20,459	36
20.85	31.96	1.03	1.04	0.24	28,952	33
16.06	0.23	1.02	1.02	0.53	26,978	19
17.45	(19.01)	1.01	1.01	0.71	76,594	40
24.37	47.76	1.00	1.00	0.19	189,251	56

20.18	(1.56)	0.83	0.84	0.55	173,968	36
21.74	32.28	0.83	0.83	0.44	195,578	33
16.72	0.40	0.83	0.83	0.65	172,839	19
18.11	(18.83)	0.82	0.82	0.87	194,437	40
25.16	48.05	0.81	0.81	0.38	255,539	56

19.89	(1.63)	0.91	0.91	0.49	271,804	36
21.46	32.08	0.93	0.94	0.31	386,553	33
16.53	0.33	0.93	0.93	0.56	228,083	19
17.93	(18.88)	0.91	0.91	0.75	246,040	40
24.95	47.93	0.89	0.89	0.28	412,964	56

17.83	(2.08)	1.36	1.36	0.03	9,004	36
19.41	31.53	1.38	1.39	(0.10)	10,950	33
14.98	(0.16)	1.38	1.38	0.11	10,682	19
16.38	(19.25)	1.36	1.36	0.33	12,663	40
23.08	47.19	1.35	1.35	(0.16)	17,141	56

17.01	(2.24)	1.51	1.51	(0.12)	3,006	36
18.60	31.29	1.53	1.54	(0.25)	3,829	33
14.39	(0.26)	1.53	1.53	(0.04)	3,849	19
15.78	(19.38)	1.51	1.51	0.19	4,433	40
22.37	47.03	1.50	1.50	(0.30)	5,845	56

See Notes to Financial Statements.	119

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2025	$19.04	$– (c)	$(0.28)	$(0.28)	$–	$(1.30)	$(1.30)
10/31/2024	14.71	(0.03)	4.60	4.57	–	(0.24)	(0.24)
10/31/2023	16.10	0.01	0.01	0.02	(0.07)	(1.34)	(1.41)
10/31/2022	22.75	0.05	(3.82)	(3.77)	–	(2.88)	(2.88)
10/31/2021	16.33	(0.04)	7.46	7.42	–	(1.00)	(1.00)
Class R4
10/31/2025	20.09	0.04	(0.29)	(0.25)	–	(1.30)	(1.30)
10/31/2024	15.49	0.02	4.84	4.86	(0.02)	(0.24)	(0.26)
10/31/2023	16.89	0.05	– (c)	0.05	(0.11)	(1.34)	(1.45)
10/31/2022	23.67	0.10	(4.00)	(3.90)	–	(2.88)	(2.88)
10/31/2021	16.95	0.01	7.75	7.76	(0.04)	(1.00)	(1.04)
Class R5
10/31/2025	21.48	0.09	(0.32)	(0.23)	(0.04)	(1.30)	(1.34)
10/31/2024	16.54	0.07	5.17	5.24	(0.06)	(0.24)	(0.30)
10/31/2023	17.94	0.10	– (c)	0.10	(0.16)	(1.34)	(1.50)
10/31/2022	24.97	0.16	(4.26)	(4.10)	(0.05)	(2.88)	(2.93)
10/31/2021	17.83	0.06	8.17	8.23	(0.09)	(1.00)	(1.09)
Class R6
10/31/2025	21.72	0.11	(0.33)	(0.22)	(0.04)	(1.30)	(1.34)
10/31/2024	16.71	0.09	5.23	5.32	(0.07)	(0.24)	(0.31)
10/31/2023	18.10	0.11	– (c)	0.11	(0.16)	(1.34)	(1.50)
10/31/2022	25.14	0.18	(4.28)	(4.10)	(0.06)	(2.88)	(2.94)
10/31/2021	17.93	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.
(d)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

120	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$17.46	(2.13)	1.41	1.41	(0.02)	$22,137	36
19.04	31.42	1.43	1.44	(0.16)	29,584	33
14.71	(0.15)	1.43	1.43	0.07	26,523	19
16.10	(19.31)	1.41	1.41	0.28	31,104	40
22.75	47.20	1.40	1.40	(0.20)	42,047	56

18.54	(1.85)	1.16	1.16	0.23	25,373	36
20.09	31.77	1.18	1.19	0.09	28,587	33
15.49	0.05	1.18	1.18	0.30	26,011	19
16.89	(19.09)	1.16	1.16	0.53	29,341	40
23.67	47.50	1.15	1.15	0.04	42,666	56

19.91	(1.63)	0.90	0.91	0.47	1,419	36
21.48	32.13	0.93	0.94	0.33	1,384	33
16.54	0.32	0.93	0.93	0.55	999	19
17.94	(18.91)	0.91	0.91	0.77	1,247	40
24.97	47.87	0.90	0.90	0.28	2,066	56

20.16	(1.56)	0.83	0.84	0.57	16,465	36
21.72	32.24	0.83	0.83	0.44	24,267	33
16.71	0.40	0.83	0.83	0.64	29,050	19
18.10	(18.80)	0.82	0.82	0.88	32,138	40
25.14	48.02	0.81	0.81	0.39	44,123	56

See Notes to Financial Statements.	121

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

All funds are diversified except Lord Abbett Focused Growth Fund. Effective February 7, 2025, the Focused Large Cap Value Fund’s classification changed from non-diversified to diversified. This report covers the following thirteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Fund (“Global Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”)	A, C, F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was

Notes to Financial Statements (continued)

accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the ”Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses

Notes to Financial Statements (continued)

a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

A summary of inputs used in valuing each Fund’s investments as of October 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)	Foreign Taxes–The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividend, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable tax regulations and rates that exist in foreign jurisdictions which each Fund invests. These foreign taxes, if any, are paid by each Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income and foreign taxes on stock dividends are presented as a reduction of dividends, and foreign taxes on gains from sales of investments and foreign taxes on currency transactions are included in their respective net realized gain/(loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed on the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction applicable to the laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

(d)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (continued)

(e)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(i)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be

Notes to Financial Statements (continued)

segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Alpha Strategy Fund*	.10%

*	Lord Abbett is voluntarily waiving the entire management fee of .10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

Focused Growth Fund
First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

Focused Large Cap Value Fund
First $1 billion	.59%
Over $1 billion	.53%

Focused Small Cap Value Fund	.80%

Fundamental Equity Fund
First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Global Equity Fund
First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%

Growth Leaders Fund
First $2 billion	.55%
Over $2 billion	.50%

Health Care Fund
First $1 billion	.62%
Over $1 billion	.51%

International Equity Fund
First $1 billion	.45%
Over $1 billion	.40%

Notes to Financial Statements (continued)

International Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

International Value Fund
First $1 billion	.50%
Over $1 billion	.48%

Micro Cap Growth Fund	.90%

Value Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

For the fiscal year ended October 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Alpha Strategy Fund	.00%
Focused Growth Fund	.47%
Focused Large Cap Value Fund	.06%
Focused Small Cap Value Fund	.74%
Fundamental Equity Fund	.55%
Global Equity Fund	.34%
Growth Leaders Fund	.51%
Health Care Fund	.00%
International Equity Fund	.45%
International Opportunities Fund	.75%
International Value Fund	.50%
Micro Cap Growth Fund	.90%
Value Opportunities Fund	.74%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the fiscal year ended October 31, 2025:

Fund	Amount
Alpha Strategy Fund	$13,124
Fundamental Equity Fund	28,744
Growth Leaders Fund	74,709
International Equity Fund	80,406
International Opportunities Fund	106,416
International Value Fund	88,806
Micro Cap Growth Fund	9,634
Value Opportunities Fund	63,255

Notes to Financial Statements (continued)

For the fiscal year ended October 31, 2025 and continuing through February 28, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective March 1, 2025		Prior to March 1, 2025
	Classes		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Focused Growth Fund	.80%	.70%	.80%	.65%
Focused Large Cap Value Fund	.71%	.69%	.71%	.67%
Focused Small Cap Value Fund	1.03%	.99%	1.03%	.98%
Global Equity Fund	.65%	.52%	.65%	.51%
Health Care Fund	.78%	.68%	.78%	.60%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the year ended October 31, 2025 and continuing through February 28, 2026, the Distributor has contractually agreed to waive Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. These agreements may be terminated only by the Funds’ Board.
(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended October 31, 2025:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$21,762	$123,715
Focused Growth Fund	23,551	134,951
Focused Large Cap Value Fund	9,480	60,632
Focused Small Cap Value Fund	1,308	8,216
Fundamental Equity Fund	64,471	430,022
Global Equity Fund	32,930	291,522
Growth Leaders Fund	403,584	2,531,773
Health Care Fund	799	4,929
International Equity Fund	20,222	133,496
International Opportunities Fund	6,281	40,389
International Value Fund	24,472	143,523
Micro Cap Growth Fund	895	5,813
Value Opportunities Fund	29,758	166,215

The Distributor received the following amounts of CDSCs for the fiscal year ended October 31, 2025:

	Class A	Class C
Alpha Strategy Fund	$6,240	$1,042
Focused Growth Fund	–	110
Focused Large Cap Value Fund	–	20
Focused Small Cap Value Fund	–	181
Fundamental Equity Fund	104	670
Global Equity Fund	577	331
Growth Leaders Fund	23,900	28,480
Health Care Fund	–	15
International Equity Fund	593	89
International Opportunities Fund	552	106
International Value Fund	2,134	19
Micro Cap Growth Fund	–	39
Value Opportunities Fund	1,087	457

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of October 31, 2025, the percentage of Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s outstanding shares owned by each fund of funds were as follows:

Fund of Funds	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	67.84%	–	–	–	36.95%	–	32.03%	10.44%
Multi-Asset Balanced Opportunity Fund	–	11.90%	2.77%	17.97%	–	16.81%	–	4.21%
Multi-Asset Income Fund	–	2.77%	0.64%	8.00%	–	6.74%	–	–

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$1,036,715	$4,278,690	$–	$5,315,405
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	467,552	208,371	–	675,923
Focused Small Cap Value Fund	–	6,604,552	–	6,604,552
Fundamental Equity	36,019,343	93,357,484	–	129,376,827
Global Equity Fund	492,077	–	–	492,077
Growth Leaders Fund	–	–	–	–
Health Care Fund	28,985	–	–	28,985
International Equity Fund	4,976,901	8,698,818	–	13,675,719
International Opportunities Fund	5,869,333	–	–	5,869,333
International Value Fund	13,910,965	–	–	13,910,965
Micro Cap Growth Fund	–	–	–	–
Value Opportunities Fund	1,247,992	84,791,291	–	86,039,283

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$624,620	$2,616,071	$–	$3,240,691
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	–	–	–	–
Focused Small Cap Value Fund	238,360	–	–	238,360
Fundamental Equity	17,300,969	–	–	17,300,969
Global Equity Fund	174,871	–	–	174,871
Growth Leaders Fund	–	–	–	–
Health Care Fund	–	–	–	–
International Equity Fund	5,906,022	–	–	5,906,022
International Opportunities Fund	5,235,809	–	–	5,235,809
International Value Fund	15,086,150	–	–	15,086,150
Micro Cap Growth Fund	–	–	–	–
Value Opportunities Fund	4,691,638	13,979,488	–	18,671,126

Notes to Financial Statements (continued)

As of October 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Alpha Strategy Fund	$–	$–	$30,434,566	$(1,818,048)	$61,036,883	$(110,093)	$89,543,308
Focused Growth Fund	–	–	–	(3,853,589)	55,062,543	(7,941)	51,201,013
Focused Large Cap Value Fund	–	258,755	189,527	–	11,708,557	(46,337)	12,110,502
Focused Small Cap Value Fund	–	88,939	3,798,933	–	10,446,396	(16,331)	14,317,937
Fundamental Equity	–	10,017,153	147,052,555	–	749,094,728	(407,988)	905,756,448
Global Equity Fund	–	2,013,765	–	(2,973,617)	43,204,499	(4,569)	42,240,078
Growth Leaders Fund	–	–	156,848,424	(36,623,394)	3,777,670,833	(573,679)	3,897,322,184
Health Care Fund	–	16,456	–	(951,380)	2,628,228	(2,647)	1,690,657
International Equity Fund	–	5,497,816	21,159,471	–	121,014,956	(75,296)	147,596,947
International Opportunities Fund	–	5,308,983	–	(31,698,452)	55,534,950	(60,861)	29,084,620
International Value Fund	–	761,464	–	(349,743,170)	73,246,232	(107,535)	(275,843,009)
Micro Cap Growth Fund	–	–	–	(40,338,968)	67,979,523	(22,724)	27,617,831
Value Opportunities Fund	–	1,111,234	59,788,152	–	241,341,735	(257,663)	301,983,458

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Alpha Strategy Fund	$–	$–	$–
Focused Growth Fund	(3,190,362)	–	(3,190,362)
Focused Large Cap Value Fund	–	–	–
Focused Small Cap Value Fund	–	–	–
Fundamental Equity	–	–	–
Global Equity Fund	(2,973,617)	–	(2,973,617)
Growth Leaders Fund	–	–	–
Health Care Fund	(951,380)	–	(951,380)
International Equity Fund	–	–	–
International Opportunities Fund	(23,162,576)	(8,535,876)	(31,698,452)
International Value Fund	(202,054,830)	(147,688,340)	(349,743,170)
Micro Cap Growth Fund	(39,042,791)	–	(39,042,791)
Value Opportunities Fund	–	–	–

Notes to Financial Statements (continued)

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Alpha Strategy Fund	$(1,818,048)	$–	$–
Focused Growth Fund	(663,227)	–	–
Focused Large Cap Value Fund	–	–	–
Focused Small Cap Value Fund	–	–	–
Fundamental Equity	–	–	–
Global Equity Fund	–	–	–
Growth Leaders Fund	(36,623,394)	–	–
Health Care Fund	–	–	–
International Equity Fund	–	–	–
International Opportunities Fund	–	–	–
International Value Fund	–	–	–
Micro Cap Growth Fund	(1,296,177)	–	–
Value Opportunities Fund	–	–	–

As of October 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Strategy Fund	$552,476,952	$61,036,883	$–	$61,036,883
Focused Growth Fund	119,813,755	57,681,299	(2,618,756)	55,062,543
Focused Large Cap Value Fund	71,515,572	12,688,195	(983,659)	11,704,536
Focused Small Cap Value Fund	76,103,236	13,394,528	(2,948,132)	10,446,396
Fundamental Equity	1,330,745,350	769,109,204	(20,033,380)	749,075,824
Global Equity Fund	293,142,535	49,274,108	(6,055,927)	43,218,181
Growth Leaders Fund	4,576,453,245	3,825,849,520	(48,178,687)	3,777,670,833
Health Care Fund	5,799,516	2,669,960	(41,725)	2,628,235
International Equity Fund	380,244,031	124,805,146	(3,395,045)	121,410,101
International Opportunities Fund	271,546,470	62,692,495	(7,165,040)	55,527,455
International Value Fund	390,746,652	82,461,047	(9,330,496)	73,130,551
Micro Cap Growth Fund	156,900,301	69,638,443	(1,658,920)	67,979,523
Value Opportunities Fund	845,426,304	289,706,780	(48,365,045)	241,341,735

Notes to Financial Statements (continued)

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Alpha Strategy Fund	$(3,546,536)	$3,546,536
Focused Growth Fund	383,692	(383,692)
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	–
Fundamental Equity	(11,657,560)	11,657,560
Global Equity Fund	(16,273)	16,273
Growth Leaders Fund	29,788,659	(29,788,659)
Health Care Fund	–	–
International Equity Fund	–	–
International Opportunities Fund	–	–
International Value Fund	–	–
Micro Cap Growth Fund	308,899	(308,899)
Value Opportunities Fund	(6,479,502)	6,479,502

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2025 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Alpha Strategy Fund	$–	$24,988,186	$–	$69,156,592
Focused Growth Fund	–	157,496,936	–	91,222,069
Focused Large Cap Value Fund	–	61,605,763	–	16,610,878
Focused Small Cap Value Fund	–	71,132,456	–	85,709,577
Fundamental Equity Fund	–	817,587,980	–	943,147,662
Global Equity Fund	–	345,101,727	–	106,140,459
Growth Leaders Fund	–	5,063,667,986	–	5,433,994,000
Health Care Fund	–	7,111,910	–	7,765,441
International Equity Fund	–	474,836,430	–	386,314,071
International Opportunities Fund	–	298,485,998	–	326,873,234
International Value Fund	–	276,869,885	–	300,075,153
Micro Cap Growth Fund	–	198,681,302	–	227,841,341
Value Opportunities Fund	–	431,377,370	–	662,409,861

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended October 31, 2025, the following Funds engaged in cross-trades:

Fund	Sales	Net Realized Gain/(Loss)
Focused Small Cap Value Fund	$173,320	$6,540
Micro Cap Growth Fund	90,936	35,518

Notes to Financial Statements (continued)

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity- based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Funds (except Alpha Strategy Fund), and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds (except Alpha Strategy Fund) renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one- fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds (except Alpha Strategy Fund) were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds (except Alpha Strategy Fund) renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended October 31, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

During the fiscal year ended October 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal year ended October 31, 2025:

Affiliated funds	Value at 10/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 10/31/2025	Shares as of 10/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Developing Growth Fund, Inc. - Class I	$125,631,946	$418,572	$(19,062,973)	$5,342,492	$17,972,001	$130,302,038	3,734,653	$260,643	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	62,738,156	4,086,825	(3,413,662)	(101,677)	(4,085,175)	59,224,467	2,072,235	–	4,086,826
Lord Abbett Securities Trust - International Opportunities Fund - Class I	120,425,318	2,534,129	(20,557,775)	4,095,981	12,434,050	118,931,703	5,257,812	2,382,740	–
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	64,645,294	180,090	(10,031,768)	3,917,752	9,797,189	68,508,557	2,730,512	–	–
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	126,277,568	9,827,793	(9,036,658)	(646,725)	(8,293,160)	118,128,818	5,773,647	247,791	9,300,714
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	127,069,955	7,940,777	(7,053,756)	210,120	(10,015,276)	118,151,820	5,940,262	259,151	7,681,626
Total	$626,788,237	$24,988,186	$(69,156,592)	$12,817,943	$17,809,629	$613,247,403		$3,150,325	$21,069,166

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of

Notes to Financial Statements (continued)

repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
International Equity Fund	$2,923,550	$3,115,981
International Opportunities Fund	5,292,218	5,414,749
Micro Cap Growth Fund	16,269,622	16,614,940
Value Opportunities Fund	784,954	797,958

(1)	Statements of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, and stocks of micro-cap companies, in which Micro Cap Growth Fund invests, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are

Notes to Financial Statements (continued)

generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. Securities of dividend-paying companies that meet the Fund’s investment criteria may not be widely available, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to the investment performance of the Underlying Funds in which it invests. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

Alpha Strategy Fund, Global Equity Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or

Notes to Financial Statements (continued)

interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund is non-diversified mutual funds under the 1940 Act. The value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund		Year Ended October 31, 2025	Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	575,990	$14,910,959	986,002	$23,269,098
Reinvestment of distributions	113,050	2,931,379	72,478	1,661,203
Shares reacquired	(2,508,055)	(65,613,761)	(2,814,610)	(67,421,019)
Decrease	(1,819,015)	$(47,771,423)	(1,756,130)	$(42,490,718)
Class C Shares
Shares sold	49,590	$942,592	52,741	$904,067
Reinvestment of distributions	5,196	98,929	4,403	74,756
Shares reacquired	(202,650)	(3,864,677)	(422,538)	(7,459,712)
Decrease	(147,864)	$(2,823,156)	(365,394)	$(6,480,889)

Notes to Financial Statements (continued)

Alpha Strategy Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	7,177	$185,527	6,223	$143,286
Reinvestment of distributions	2,891	75,992	2,192	50,936
Shares reacquired	(65,600)	(1,683,378)	(132,210)	(3,174,100)
Decrease	(55,532)	$(1,421,859)	(123,795)	$(2,979,878)

Class F3 Shares
Shares sold	469,788	$12,775,641	403,149	$10,178,226
Reinvestment of distributions	20,537	558,404	15,709	377,166
Shares reacquired	(518,122)	(14,101,793)	(616,863)	(15,518,589)
Decrease	(27,797)	$(767,748)	(198,005)	$(4,963,197)

Class I Shares
Shares sold	320,528	$8,645,091	455,306	$11,205,434
Reinvestment of distributions	32,556	879,351	19,436	463,939
Shares reacquired	(576,717)	(15,689,716)	(870,281)	(21,522,282)
Decrease	(223,633)	$(6,165,274)	(395,539)	$(9,852,909)

Class R2 Shares
Shares sold	2,407	$59,644	2,244	$49,057
Reinvestment of distributions	268	6,526	169	3,651
Shares reacquired	(2,486)	(58,304)	(10,939)	(239,055)
Increase (decrease)	189	$7,866	(8,526)	$(186,347)

Class R3 Shares
Shares sold	53,216	$1,304,956	74,643	$1,680,959
Reinvestment of distributions	5,021	123,862	3,302	72,161
Shares reacquired	(129,715)	(3,123,858)	(228,014)	(5,208,104)
Decrease	(71,478)	$(1,695,040)	(150,069)	$(3,454,984)

Class R4 Shares
Shares sold	34,731	$907,619	28,162	$674,310
Reinvestment of distributions	928	23,995	606	13,851
Shares reacquired	(34,527)	(908,956)	(40,148)	(939,103)
Increase (decrease)	1,132	$22,658	(11,380)	$(250,942)

Class R5 Shares
Shares sold	1,483	$39,883	1,114	$28,242
Reinvestment of distributions	137	3,711	183	4,359
Shares reacquired	(55)	(1,474)	(14,796)	(388,218)
Increase (decrease)	1,565	$42,120	(13,499)	$(355,617)

Class R6 Shares
Shares sold	10,844	$287,026	18,665	$446,279
Reinvestment of distributions	730	19,847	555	13,339
Shares reacquired	(24,691)	(663,885)	(23,082)	(583,693)
Decrease	(13,117)	$(357,012)	(3,862)	$(124,075)

Notes to Financial Statements (continued)

Focused Growth Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	815,995	$31,604,006	243,241	$6,545,579
Shares reacquired	(504,469)	(19,175,689)	(183,833)	(4,988,829)
Increase	311,526	$12,428,317	59,408	$1,556,750

Class C Shares
Shares sold	76,131	$2,745,087	30,957	$821,574
Shares reacquired	(17,100)	(595,447)	(32,691)	(832,538)
Increase (decrease)	59,031	$2,149,640	(1,734)	$(10,964)

Class F Shares
Shares sold	11,732	$421,590	3,622	$102,720
Shares reacquired	(13,360)	(489,873)	(43,514)	(1,068,229)
Decrease	(1,628)	$(68,283)	(39,892)	$(965,509)

Class F3 Shares
Shares reacquired	–	–	(23,372)	(584,954)
Decrease	–	$–	(23,372)	$(584,954)

Class I Shares
Shares sold	2,437,999	$91,705,886	1,100,803	$30,634,514
Shares reacquired	(851,585)	(30,712,556)	(636,331)	(18,067,488)
Increase	1,586,414	$60,993,330	464,472	$12,567,026

Class R3 Shares
Shares sold	2,568	$93,199	2,836	$76,249
Shares reacquired	(4,142)	(154,931)	(2,265)	(65,295)
Increase (decrease)	(1,574)	$(61,732)	571	$10,954

Class R5 Shares
Shares sold	352	$13,400	303	$8,903
Shares reacquired	(1)	(30)	(1)	(23)
Increase	351	$13,370	302	$8,880

Class R6 Shares
Shares sold	64,901	$2,439,980	53,694	$1,483,351
Shares reacquired	(24,621)	(949,987)	(11,319)	(318,894)
Increase	40,280	$1,489,993	42,375	$1,164,457

Notes to Financial Statements (continued)

Focused Large Cap Value Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	439,263	$6,134,756	165,291	$1,987,025
Reinvestment of distributions	17,641	243,978	–	–
Shares reacquired	(305,516)	(4,123,336)	(289,400)	(3,206,122)
Increase (decrease)	151,388	$2,255,398	(124,109)	$(1,219,097)

Class C Shares
Shares sold	126,738	$1,810,169	15,527	$191,957
Reinvestment of distributions	1,976	27,123	–	–
Shares reacquired	(32,680)	(449,487)	(141,465)	(1,808,127)
Increase (decrease)	96,034	$1,387,805	(125,938)	$(1,616,170)

Class F Shares
Shares sold	15,520	$239,086	100	$1,200
Reinvestment of distributions	269	3,811	–	–
Shares reacquired	(95)	(1,315)	(6,644)	(74,629)
Increase (decrease)	15,694	$241,582	(6,544)	$(73,429)

Class I Shares
Shares sold	2,920,532	$45,227,443	651,663	$8,198,656
Reinvestment of distributions	23,958	345,713	–	–
Shares reacquired	(210,907)	(3,155,951)	(58,380)	(740,095)
Increase	2,733,583	$42,417,205	593,283	$7,458,561

Class R3 Shares
Shares sold	1,576	$21,721	2,335	$27,178
Reinvestment of distributions	194	2,676	–	–
Shares reacquired	(21)	(279)	(5,715)	(72,316)
Increase (decrease)	1,749	$24,118	(3,380)	$(45,138)

Class R5 Shares
Shares sold	12	$187	–	$–
Increase	12	$187	–	$–

Class R6 Shares
Shares sold	60,621	$848,557	51,066	$592,926
Reinvestment of distributions	266	3,707	–	–
Shares reacquired	(38,938)	(558,384)	(7,288)	(96,807)
Increase	21,949	$293,880	43,778	$496,119

Notes to Financial Statements (continued)

Focused Small Cap Value Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	34,984	$905,769	40,150	$1,030,684
Reinvestment of distributions	30,890	896,443	82	1,918
Shares reacquired	(115,577)	(2,917,264)	(107,922)	(2,834,077)
Decrease	(49,703)	$(1,115,052)	(67,690)	$(1,801,475)

Class C Shares
Shares sold	7,690	$214,122	4,821	$133,642
Reinvestment of distributions	5,493	167,661	–	–
Shares reacquired	(28,014)	(752,424)	(27,565)	(762,688)
Decrease	(14,831)	$(370,641)	(22,744)	$(629,046)

Class F Shares
Shares sold	24,479	$706,561	7,258	$217,250
Reinvestment of distributions	4,261	136,937	–	–
Shares reacquired	(23,482)	(687,378)	(114,265)	(3,101,424)
Increase (decrease)	5,258	$156,120	(107,007)	$(2,884,174)

Class I Shares
Shares sold	39,516	$1,148,968	57,922	$1,567,643
Reinvestment of distributions	153,148	4,891,538	7,851	200,592
Shares reacquired	(362,812)	(10,548,358)	(514,490)	(14,426,177)
Decrease	(170,148)	$(4,507,852)	(448,717)	$(12,657,942)

Class R5 Shares
Shares sold	–	$–	478	$13,491
Reinvestment of distributions	6	184	18	470
Shares reacquired	–	–	(7,688)	(230,485)
Increase (decrease)	6	$184	(7,192)	$(216,524)

Class R6 Shares
Shares sold	18,242	$562,928	107,822	$3,051,640
Reinvestment of distributions	450	14,435	697	17,848
Shares reacquired	(63,850)	(1,814,723)	(346,363)	(10,073,620)
Decrease	(45,158)	$(1,237,360)	(237,844)	$(7,004,132)

Fundamental Equity Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,989,299	$46,851,874	2,032,053	$29,106,533
Reinvestment of distributions	5,143,495	81,575,837	745,895	9,368,436
Shares reacquired	(10,915,105)	(172,454,813)	(11,133,186)	(159,290,622)
Decrease	(2,782,311)	$(44,027,102)	(8,355,238)	$(120,815,653)

Class C Shares
Shares sold	309,299	$4,075,481	176,811	$2,134,692
Reinvestment of distributions	116,149	1,557,563	3,390	36,415
Shares reacquired	(607,597)	(8,027,796)	(803,886)	(9,769,376)
Decrease	(182,149)	$(2,394,752)	(623,685)	$(7,598,269)

Notes to Financial Statements (continued)

Fundamental Equity Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	375,888	$5,946,920	53,635	$760,669
Reinvestment of distributions	105,494	1,645,699	19,571	241,895
Shares reacquired	(399,599)	(6,105,797)	(561,535)	(7,724,527)
Increase (decrease)	81,783	$1,486,822	(488,329)	$(6,721,963)

Class F3 Shares
Shares sold	892,013	$14,205,479	227,193	$3,335,464
Reinvestment of distributions	92,251	1,490,780	16,438	209,753
Shares reacquired	(474,631)	(7,509,297)	(334,873)	(4,906,005)
Increase (decrease)	509,633	$8,186,962	(91,242)	$(1,360,788)

Class I Shares
Shares sold	7,902,350	$123,315,414	14,323,755	$207,032,894
Reinvestment of distributions	2,098,716	33,537,477	508,007	6,426,288
Shares reacquired	(8,120,768)	(128,541,176)	(28,544,127)	(390,744,797)
Increase (decrease)	1,880,298	$28,311,715	(13,712,365)	$(177,285,615)

Class P Shares
Shares sold	19,755	$303,442	25,652	$361,580
Reinvestment of distributions	13,085	201,903	1,905	23,325
Shares reacquired	(40,731)	(626,521)	(110,447)	(1,526,627)
Decrease	(7,891)	$(121,176)	(82,890)	$(1,141,722)

Class R2 Shares
Shares sold	5,032	$75,895	20,179	$301,588
Reinvestment of distributions	8,663	133,317	924	11,293
Shares reacquired	(93,642)	(1,400,877)	(58,840)	(806,608)
Decrease	(79,947)	$(1,191,665)	(37,737)	$(493,727)

Class R3 Shares
Shares sold	415,423	$6,374,464	438,351	$6,143,532
Reinvestment of distributions	274,172	4,238,696	31,529	386,546
Shares reacquired	(1,017,487)	(15,733,128)	(1,169,578)	(16,237,240)
Decrease	(327,892)	$(5,119,968)	(699,698)	$(9,707,162)

Class R4 Shares
Shares sold	93,744	$1,454,283	105,834	$1,556,951
Reinvestment of distributions	17,930	282,392	1,871	23,347
Shares reacquired	(120,012)	(1,884,254)	(50,886)	(733,531)
Increase (decrease)	(8,338)	$(147,579)	56,819	$846,767

Class R5 Shares
Shares sold	10,725	$168,661	12,999	$184,535
Reinvestment of distributions	4,852	77,635	735	9,302
Shares reacquired	(27,082)	(441,846)	(7,967)	(114,124)
Increase (decrease)	(11,505)	$(195,550)	5,767	$79,713

Class R6 Shares
Shares sold	295,594	$4,769,667	185,173	$2,750,198
Reinvestment of distributions	28,446	459,980	4,168	53,221
Shares reacquired	(177,421)	(2,804,430)	(174,988)	(2,610,656)
Increase	146,619	$2,425,217	14,353	$192,763

Notes to Financial Statements (continued)

Global Equity Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,723,552	$31,928,203	108,951	$1,648,220
Reinvestment of distributions	1,914	32,700	3,607	50,900
Shares reacquired	(154,661)	(2,860,397)	(77,749)	(1,209,537)
Increase	1,570,805	$29,100,506	34,809	$489,583

Class C Shares
Shares sold	113,281	$2,126,255	15,107	$223,600
Reinvestment of distributions	–	–	62	864
Shares reacquired	(14,499)	(266,045)	(10,046)	(155,006)
Increase	98,782	$1,860,210	5,123	$69,458

Class F Shares
Shares sold	551,481	$8,797,941	9,246	$146,522
Reinvestment of distributions	92	1,573	88	1,246
Shares reacquired	(613,997)	(10,749,146)	(15,899)	(247,553)
Decrease	(62,424)	$(1,949,632)	(6,565)	$(99,785)

Class F3 Shares
Shares sold	2,443,608	$44,179,953	–	$–
Reinvestment of distributions	184	3,147	–	–
Shares reacquired	(178,975)	(3,349,655)	–	–
Increase	2,264,817	$40,833,445	–	$–

Class I Shares
Shares sold	14,232,802	$257,628,728	2,458,603	$39,599,414
Reinvestment of distributions	23,641	404,033	3,521	49,721
Shares reacquired	(4,871,843)	(84,420,208)	(187,244)	(3,054,230)
Increase	9,384,600	$173,612,553	2,274,880	$36,594,905

Class R3 Shares
Shares sold	8,835	$152,967	2,943	$45,960
Reinvestment of distributions	78	1,317	293	4,105
Shares reacquired	(14,662)	(259,702)	(1,676)	(26,718)
Increase (decrease)	(5,749)	$(105,418)	1,560	$23,347

Class R4 Shares
Shares sold	53	$999	–	$–
Shares reacquired	(1)	(15)	–	–
Increase	52	$984	–	$–

Class R5 Shares
Shares sold	14	$262	–	$–
Shares reacquired	–	(1)	–	–
Increase	14	$261	–	$–

Class R6 Shares
Shares sold	143,722	$2,718,997	68,762	$1,073,367
Reinvestment of distributions	1,415	24,258	2,297	32,478
Shares reacquired	(198,131)	(3,575,094)	(17,449)	(275,681)
Increase (decrease)	(52,994)	$(831,839)	53,610	$830,164

Notes to Financial Statements (continued)

Growth Leaders Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,514,983	$266,427,700	6,790,407	$248,546,608
Shares reacquired	(8,027,030)	(388,308,012)	(9,691,320)	(358,441,681)
Decrease	(2,512,047)	$(121,880,312)	(2,900,913)	$(109,895,073)

Class C Shares
Shares sold	1,380,287	$56,624,809	1,322,670	$41,677,148
Shares reacquired	(3,343,270)	(138,090,019)	(5,681,288)	(177,851,760)
Decrease	(1,962,983)	$(81,465,210)	(4,358,618)	$(136,174,612)

Class F Shares
Shares sold	3,900,702	$190,265,948	621,224	$23,538,744
Shares reacquired	(3,513,332)	(168,307,970)	(3,245,336)	(123,887,770)
Increase (decrease)	387,370	$21,957,978	(2,624,112)	$(100,349,026)

Class F3 Shares
Shares sold	3,037,809	$157,809,951	1,788,800	$71,111,211
Shares reacquired	(2,987,355)	(153,747,440)	(4,614,792)	(179,150,801)
Increase (decrease)	50,454	$4,062,511	(2,825,992)	$(108,039,590)

Class I Shares
Shares sold	11,896,730	$600,146,374	17,087,546	$660,415,269
Shares reacquired	(17,357,794)	(878,196,923)	(25,306,909)	(966,551,090)
Decrease	(5,461,064)	$(278,050,549)	(8,219,363)	$(306,135,821)

Class R2 Shares
Shares sold	8,144	$373,076	17,817	$626,851
Shares reacquired	(10,394)	(466,838)	(23,027)	(800,826)
Decrease	(2,250)	$(93,762)	(5,210)	$(173,975)

Class R3 Shares
Shares sold	161,857	$7,360,996	189,221	$6,718,893
Shares reacquired	(161,367)	(7,188,195)	(219,328)	(7,768,971)
Increase (decrease)	490	$172,801	(30,107)	$(1,050,078)

Class R4 Shares
Shares sold	104,828	$4,849,238	70,256	$2,699,082
Shares reacquired	(153,921)	(7,269,684)	(81,872)	(2,932,651)
Decrease	(49,093)	$(2,420,446)	(11,616)	$(233,569)

Class R5 Shares
Shares sold	32,719	$1,645,438	80,645	$3,195,452
Shares reacquired	(95,544)	(4,868,486)	(142,281)	(5,753,990)
Decrease	(62,825)	$(3,223,048)	(61,636)	$(2,558,538)

Class R6 Shares
Shares sold	639,787	$33,260,887	551,881	$21,383,711
Shares reacquired	(1,133,169)	(59,666,790)	(1,327,188)	(53,181,799)
Decrease	(493,382)	$(26,405,903)	(775,307)	$(31,798,088)

Notes to Financial Statements (continued)

Health Care Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,765	$281,437	24,814	$468,028
Reinvestment of distributions	662	13,567	–	–
Shares reacquired	(34,391)	(638,237)	(46,389)	(854,397)
Decrease	(18,964)	$(343,233)	(21,575)	$(386,369)

Class C Shares
Shares sold	5,290	$100,944	8,882	$158,820
Shares reacquired	(4,528)	(83,581)	(6,762)	(113,247)
Increase	762	$17,363	2,120	$45,573

Class F Shares
Shares sold	127	$2,501	–	$–
Reinvestment of distributions	40	839	–	–
Shares reacquired	(3,599)	(65,775)	(1,631)	(32,110)
Decrease	(3,432)	$(62,435)	(1,631)	$(32,110)

Class I Shares
Shares sold	959	$19,205	65	$1,250
Reinvestment of distributions	12	238	–	–
Shares reacquired	(1,193)	(23,485)	(1,039)	(17,518)
Decrease	(222)	$(4,042)	(974)	$(16,268)

Class R3 Shares
Shares sold	4,785	$92,940	890	$17,053
Reinvestment of distributions	8	152	–	–
Shares reacquired	(13)	(246)	(927)	(17,750)
Increase (decrease)	4,780	$92,846	(37)	$(697)

Class R6 Shares
Shares sold	3,490	$70,590	23,576	$426,150
Reinvestment of distributions	8	171	–	–
Shares reacquired	(24,335)	(489,359)	(21,038)	(398,886)
Increase (decrease)	(20,837)	$(418,598)	2,538	$27,264

International Equity Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,143,054	$19,328,409	464,420	$6,801,271
Reinvestment of distributions	404,179	5,961,634	183,193	2,478,595
Shares reacquired	(1,314,763)	(21,241,039)	(1,409,548)	(20,688,662)
Increase (decrease)	232,470	$4,049,004	(761,935)	$(11,408,796)

Class C Shares
Shares sold	48,238	$799,113	7,796	$111,238
Reinvestment of distributions	2,581	38,412	533	7,262
Shares reacquired	(25,314)	(405,334)	(44,051)	(651,847)
Increase (decrease)	25,505	$432,191	(35,722)	$(533,347)

Notes to Financial Statements (continued)

International Equity Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	230,829	$3,738,156	8,121	$116,322
Reinvestment of distributions	11,070	162,511	5,319	71,695
Shares reacquired	(110,343)	(1,782,940)	(52,811)	(745,843)
Increase (decrease)	131,556	$2,117,727	(39,371)	$(557,826)

Class F3 Shares
Shares sold	2,779,887	$46,283,287	361,526	$5,615,698
Reinvestment of distributions	59,178	887,081	18,211	250,220
Shares reacquired	(608,167)	(10,191,618)	(312,016)	(4,636,975)
Increase	2,230,898	$36,978,750	67,721	$1,228,943

Class I Shares
Shares sold	4,461,275	$77,426,752	538,123	$8,000,414
Reinvestment of distributions	397,407	5,933,289	208,705	2,859,264
Shares reacquired	(2,155,273)	(34,869,528)	(2,209,443)	(32,246,378)
Increase (decrease)	2,703,409	$48,490,513	(1,462,615)	$(21,386,700)

Class P Shares
Shares sold	–	$5	–	$5
Reinvestment of distributions	32	480	13	174
Shares reacquired	(25)	(378)	(10)	(138)
Increase	7	$107	3	$41

Class R2 Shares
Shares sold	1,821	$29,662	1,733	$26,051
Reinvestment of distributions	562	8,310	200	2,720
Shares reacquired	(257)	(4,027)	(964)	(14,886)
Increase	2,126	$33,945	969	$13,885

Class R3 Shares
Shares sold	28,881	$462,513	115,904	$1,612,080
Reinvestment of distributions	15,051	218,383	5,450	72,590
Shares reacquired	(42,346)	(683,922)	(117,351)	(1,719,615)
Increase (decrease)	1,586	$(3,026)	4,003	$(34,945)

Class R4 Shares
Shares sold	33,982	$552,797	50,584	$750,819
Reinvestment of distributions	6,171	90,407	1,876	25,256
Shares reacquired	(40,150)	(604,691)	(18,365)	(255,102)
Increase	3	$38,513	34,095	$520,973

Class R5 Shares
Shares sold	11,552	$200,838	15,058	$232,145
Reinvestment of distributions	538	7,976	22	306
Shares reacquired	(13,158)	(223,666)	(633)	(9,719)
Increase (decrease)	(1,068)	$(14,852)	14,447	$222,732

Class R6 Shares
Shares sold	119,020	$1,940,572	113,278	$1,745,752
Reinvestment of distributions	6,252	93,648	2,284	31,357
Shares reacquired	(74,724)	(1,256,471)	(81,239)	(1,262,562)
Increase	50,548	$777,749	34,323	$514,547

Notes to Financial Statements (continued)

International Opportunities Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	336,711	$6,872,074	337,786	$6,228,851
Reinvestment of distributions	88,272	1,605,664	79,306	1,418,777
Shares reacquired	(819,442)	(16,266,726)	(898,099)	(16,586,736)
Decrease	(394,459)	$(7,788,988)	(481,007)	$(8,939,108)

Class C Shares
Shares sold	4,689	$87,134	13,331	$225,371
Reinvestment of distributions	1,855	31,139	2,091	34,511
Shares reacquired	(91,300)	(1,664,003)	(143,806)	(2,444,330)
Decrease	(84,756)	$(1,545,730)	(128,384)	$(2,184,448)

Class F Shares
Shares sold	55,871	$1,147,309	52,875	$952,095
Reinvestment of distributions	2,698	48,611	3,553	62,998
Shares reacquired	(80,829)	(1,625,674)	(154,061)	(2,783,392)
Decrease	(22,260)	$(429,754)	(97,633)	$(1,768,299)

Class F3 Shares
Shares sold	244,602	$5,018,756	331,732	$6,345,593
Reinvestment of distributions	31,441	596,122	28,542	531,450
Shares reacquired	(383,095)	(7,922,739)	(462,156)	(8,927,912)
Decrease	(107,052)	$(2,307,861)	(101,882)	$(2,050,869)

Class I Shares
Shares sold	345,184	$7,114,837	506,560	$9,783,283
Reinvestment of distributions	159,663	3,003,253	143,054	2,643,636
Shares reacquired	(1,603,830)	(32,944,777)	(1,495,895)	(28,750,458)
Decrease	(1,098,983)	$(22,826,687)	(846,281)	$(16,323,539)

Class P Shares
Shares sold	94	$1,958	106	$2,042
Reinvestment of distributions	22	424	9	164
Shares reacquired	(6)	(121)	(1)	(22)
Increase	110	$2,261	114	$2,184

Class R2 Shares
Shares sold	22,211	$440,409	25,823	$459,970
Reinvestment of distributions	1,289	23,031	893	15,677
Shares reacquired	(27,168)	(533,539)	(31,939)	(575,716)
Decrease	(3,668)	$(70,099)	(5,223)	$(100,069)

Class R3 Shares
Shares sold	39,204	$781,640	35,323	$634,054
Reinvestment of distributions	4,176	74,379	3,951	69,218
Shares reacquired	(55,245)	(1,128,747)	(74,467)	(1,349,416)
Decrease	(11,865)	$(272,728)	(35,193)	$(646,144)

Class R4 Shares
Shares sold	20,761	$412,511	21,391	$398,112
Reinvestment of distributions	1,539	27,818	1,308	23,276
Shares reacquired	(38,800)	(819,947)	(23,992)	(444,218)
Decrease	(16,500)	$(379,618)	(1,293)	$(22,830)

Notes to Financial Statements (continued)

International Opportunities Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	12,570	$252,754	7,943	$151,450
Reinvestment of distributions	2,216	41,670	2,101	38,823
Shares reacquired	(25,886)	(527,982)	(24,630)	(479,413)
Decrease	(11,100)	$(233,558)	(14,586)	$(289,140)

Class R6 Shares
Shares sold	201,670	$4,216,829	193,693	$3,715,720
Reinvestment of distributions	13,243	251,087	12,779	237,944
Shares reacquired	(299,507)	(6,217,804)	(297,937)	(5,790,428)
Decrease	(84,594)	$(1,749,888)	(91,465)	$(1,836,764)

International Value Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,769,277	$15,622,080	1,444,606	$11,337,300
Reinvestment of distributions	763,582	6,920,219	953,280	7,514,310
Shares reacquired	(4,205,421)	(37,146,493)	(4,338,506)	(34,078,473)
Decrease	(1,672,562)	$(14,604,194)	(1,940,620)	$(15,226,863)

Class C Shares
Shares sold	65,783	$607,819	28,853	$235,311
Reinvestment of distributions	4,707	42,660	9,131	71,194
Shares reacquired	(87,095)	(772,347)	(218,628)	(1,732,779)
Decrease	(16,605)	$(121,868)	(180,644)	$(1,426,274)

Class F Shares
Shares sold	44,750	$382,527	24,567	$190,799
Reinvestment of distributions	17,076	155,869	23,345	185,553
Shares reacquired	(142,040)	(1,260,513)	(137,656)	(1,085,492)
Decrease	(80,214)	$(722,117)	(89,744)	$(709,140)

Class F3 Shares
Shares sold	1,236,395	$11,175,383	946,414	$7,583,162
Reinvestment of distributions	144,506	1,325,030	156,150	1,244,211
Shares reacquired	(982,821)	(8,850,993)	(1,096,721)	(8,730,519)
Increase	398,080	$3,649,420	5,843	$96,854

Class I Shares
Shares sold	1,386,343	$12,357,359	3,182,806	$24,214,477
Reinvestment of distributions	558,793	5,108,958	705,092	5,613,354
Shares reacquired	(3,495,897)	(30,661,566)	(3,908,956)	(31,018,018)
Decrease	(1,550,761)	$(13,195,249)	(21,058)	$(1,190,187)

Class R2 Shares
Shares sold	599	$5,508	795	$6,410
Reinvestment of distributions	197	1,846	243	1,964
Shares reacquired	(175)	(1,595)	(1,668)	(13,952)
Increase (decrease)	621	$5,759	(630)	$(5,578)

Notes to Financial Statements (continued)

International Value Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	45,492	$407,947	68,685	$538,912
Reinvestment of distributions	16,152	148,337	23,495	186,846
Shares reacquired	(144,707)	(1,300,292)	(373,943)	(2,933,143)
Decrease	(83,063)	$(744,008)	(281,763)	$(2,207,385)

Class R4 Shares
Shares sold	1,509	$12,852	5,465	$41,334
Reinvestment of distributions	576	5,182	692	5,448
Shares reacquired	(4,521)	(41,532)	(1,397)	(10,369)
Increase (decrease)	(2,436)	$(23,498)	4,760	$36,413

Class R5 Shares
Shares sold	18	$154	17	$132
Reinvestment of distributions	–	6	–	2
Shares reacquired	(12)	(110)	(4)	(31)
Increase	6	$50	13	$103

Class R6 Shares
Shares sold	9,603	$86,503	29,318	$229,035
Reinvestment of distributions	1,944	17,748	3,014	23,917
Shares reacquired	(53,622)	(488,463)	(55,666)	(440,541)
Decrease	(42,075)	$(384,212)	(23,334)	$(187,589)

Micro Cap Growth Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	72,125	$1,195,727	132,734	$1,863,186
Shares reacquired	(327,884)	(5,517,305)	(682,763)	(9,574,546)
Decrease	(255,759)	$(4,321,578)	(550,029)	$(7,711,360)

Class C Shares
Shares sold	8,228	$169,811	9,782	$168,474
Shares reacquired	(68,092)	(1,365,595)	(87,706)	(1,520,608)
Decrease	(59,864)	$(1,195,784)	(77,924)	$(1,352,134)

Class F Shares
Shares sold	17,527	$353,437	20,421	$362,778
Shares reacquired	(151,253)	(3,078,904)	(482,558)	(8,537,841)
Decrease	(133,726)	$(2,725,467)	(462,137)	$(8,175,063)

Class I Shares
Shares sold	468,255	$9,916,676	565,952	$9,914,853
Shares reacquired	(1,346,946)	(28,452,550)	(1,988,609)	(35,035,783)
Decrease	(878,691)	$(18,535,874)	(1,422,657)	$(25,120,930)

Notes to Financial Statements (continued)

Value Opportunities Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,404,855	$26,276,320	1,805,504	$33,174,912
Reinvestment of distributions	1,909,819	39,093,998	531,708	8,618,986
Shares reacquired	(5,983,393)	(111,407,001)	(5,909,709)	(108,782,214)
Decrease	(2,668,719)	$(46,036,683)	(3,572,497)	$(66,988,316)

Class C Shares
Shares sold	43,617	$628,939	82,392	$1,203,747
Reinvestment of distributions	112,220	1,780,931	41,498	534,075
Shares reacquired	(842,081)	(12,220,579)	(987,531)	(14,515,632)
Decrease	(686,244)	$(9,810,709)	(863,641)	$(12,777,810)

Class F Shares
Shares sold	27,309	$534,664	42,649	$824,591
Reinvestment of distributions	80,786	1,715,896	25,962	435,384
Shares reacquired	(435,993)	(8,263,139)	(359,943)	(6,863,306)
Decrease	(327,898)	$(6,012,579)	(291,332)	$(5,603,331)

Class F3 Shares
Shares sold	1,040,907	$20,700,204	758,554	$15,108,044
Reinvestment of distributions	537,627	11,924,571	177,934	3,104,946
Shares reacquired	(1,953,768)	(39,461,797)	(2,275,065)	(45,380,190)
Decrease	(375,234)	$(6,837,022)	(1,338,577)	$(27,167,200)

Class I Shares
Shares sold	540,629	$10,608,697	6,751,884	$144,290,734
Reinvestment of distributions	1,092,860	23,900,843	237,110	4,087,773
Shares reacquired	(5,980,223)	(112,220,162)	(2,776,255)	(54,338,289)
Increase (decrease)	(4,346,734)	$(77,710,622)	4,212,739	$94,040,218

Class P Shares
Shares sold	77,102	$1,382,435	67,337	$1,227,711
Reinvestment of distributions	36,742	723,443	10,713	167,762
Shares reacquired	(173,052)	(3,128,840)	(226,916)	(4,082,708)
Decrease	(59,208)	$(1,022,962)	(148,866)	$(2,687,235)

Class R2 Shares
Shares sold	28,781	$474,776	25,636	$436,048
Reinvestment of distributions	13,404	252,260	4,145	62,296
Shares reacquired	(71,381)	(1,207,369)	(91,437)	(1,533,421)
Decrease	(29,196)	$(480,333)	(61,656)	$(1,035,077)

Class R3 Shares
Shares sold	164,888	$2,862,836	161,024	$2,833,992
Reinvestment of distributions	103,435	1,995,262	27,147	417,247
Shares reacquired	(554,278)	(9,713,849)	(437,773)	(7,684,105)
Decrease	(285,955)	$(4,855,751)	(249,602)	$(4,432,866)

Notes to Financial Statements (concluded)

Value Opportunities Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	177,658	$3,296,024	171,577	$3,192,315
Reinvestment of distributions	88,929	1,817,713	26,401	427,171
Shares reacquired	(320,650)	(5,920,695)	(454,328)	(8,472,911)
Decrease	(54,063)	$(806,958)	(256,350)	$(4,853,425)

Class R5 Shares
Shares sold	32,418	$643,525	12,267	$238,895
Reinvestment of distributions	3,547	77,653	966	16,672
Shares reacquired	(29,153)	(594,770)	(9,187)	(184,558)
Increase	6,812	$126,408	4,046	$71,009

Class R6 Shares
Shares sold	120,852	$2,519,320	227,022	$4,629,078
Reinvestment of distributions	52,678	1,167,335	23,461	408,929
Shares reacquired	(474,070)	(9,591,416)	(872,026)	(18,233,085)
Decrease	(300,540)	$(5,904,761)	(621,543)	$(13,195,078)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Securities Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Securities Trust comprising the Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro Cap Growth Fund, and Lord Abbett Value Opportunities Fund (the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Securities Trust as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
December 23, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of October 31, 2025, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	21.25%
Lord Abbett Research Fund, Inc.-Small Cap Value Fund - Class I	19.26%
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I	9.66%
Lord Abbett Securities Trust-International Opportunities Fund - Class I	19.39%
Lord Abbett Securities Trust-Micro Cap Growth Fund - Class I	11.17%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	19.27%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Alpha Strategy Fund	71%	100%
Focused Growth Fund	0%	0%
Focused Large Cap Value Fund	67%	83%
Focused Small Cap Value Fund	0%	0%
Fundamental Equity	75%	89%
Global Equity Fund	31%	96%
Growth Leaders Fund	0%	0%
Health Care Fund	45%	82%
International Equity Fund	0%	99%
International Opportunities Fund	0%	96%
International Value Fund	0%	100%
Micro Cap Growth Fund	0%	0%
Value Opportunities Fund	100%	100%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Alpha Strategy Fund	$4,278,690
Focused Growth Fund	–
Focused Large Cap Value Fund	208,371
Focused Small Cap Value Fund	6,604,552
Fundamental Equity	93,357,484
Global Equity Fund	–
Growth Leaders Fund	–
Health Care Fund	–
International Equity Fund	8,698,818
International Opportunities Fund	–
International Value Fund	–
Micro Cap Growth Fund	–
Value Opportunities Fund	84,791,291

The Funds listed below intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Alpha Strategy Fund	$941,936	$417,164
Focused Growth Fund	–	–
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	–
Fundamental Equity	–	–
Global Equity Fund	–	–
Growth Leaders Fund	–	–
Health Care Fund	–	–
International Equity Fund	6,315,932	784,004
International Opportunities Fund	6,040,577	918,347
International Value Fund	14,170,762	925,523
Micro Cap Growth Fund	–	–
Value Opportunities Fund	–	–

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-2 (12/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: December 23, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: December 23, 2025